January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 0.3%
Busy Ming Group Co. Ltd., Class H(a)	228,100	$ 12,000,499
Eastroc Beverage Group Co. Ltd., Class H(b)	301,700	9,577,655
Fibocom Wireless, Inc., Class H(a)	506,800	982,837
Sany Heavy Industry Co. Ltd.	2,255,200	6,873,896
		29,434,887
Hong Kong — 0.5%
Zijin Gold International Co. Ltd.(a)	1,500,400	41,567,132
Japan(a) — 0.3%
SBI Shinsei Bank Ltd.	2,065,200	24,707,404
Tekscend Photomask Corp.	42,800	838,253
		25,545,657
United Arab Emirates — 0.0%
Softcare Ltd.(a)	551,400	2,298,176
United States — 1.1%
Beta Technologies, Inc., Class A(a)	243,966	5,245,269
Billiontoone, Inc., Class A(a)	260	21,453
Citigroup, Inc.	255,000	29,506,050
EquipmentShare.com, Inc.(a)	203,736	6,336,190
Medline, Inc., Class A(a)	437,252	19,326,538
Navan, Inc., Class A(a)	110,375	1,267,105
Netflix, Inc.(a)	270,000	22,542,300
Palantir Technologies, Inc., Class A(a)	4	586
Procter & Gamble Co.	74,000	11,230,980
Wealthfront Corp.(a)	355,684	3,087,337
		98,563,808
Total Common Stocks — 2.2% (Cost: $129,102,708)		197,409,660
Preferred Securities
Preferred Stocks — 0.0%(b)
United States — 0.0%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $0)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	1,236,835
		1,236,843
Total Preferred Securities — 0.0% (Cost: $3,250,010)		1,236,843

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Notes(d)(e)
(3-mo. U.S. Treasury money market yield + 0.10%), 3.71%, 01/31/27	$87,885	$ 87,917,575
(3-mo. U.S. Treasury money market yield + 0.16%), 3.77%, 04/30/27	182,520	182,748,813
Total U.S. Treasury Obligations — 3.0% (Cost: $270,405,183)		270,666,388
Total Long-Term Investments — 5.2% (Cost: $402,757,901)		469,312,891

Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.57%(f)(g)	98,720,287	98,720,287

	Par (000)
U.S. Treasury Obligations — 94.5%
U.S. Treasury Bills(h)
3.86%, 02/03/26 - 02/19/26	$885,729	884,816,865
4.12%, 02/05/26	757,254	757,027,331
3.83%, 02/10/26 - 05/21/26	750,091	748,035,458
4.01%, 02/12/26	698,156	697,459,199
3.66%, 02/17/26	625,812	624,869,370
4.03%, 02/26/26	300,000	299,276,334
3.64%, 03/03/26 - 04/28/26	662,700	660,217,743
4.00%, 03/05/26	467,405	465,954,334
3.87%, 03/10/26 - 03/17/26	702,978	699,958,249
3.72%, 03/12/26	393,000	391,492,082
3.81%, 03/19/26 - 04/16/26	151,238	150,469,832
3.84%, 03/24/26 - 04/02/26	695,050	691,264,093
3.71%, 04/07/26	42,000	41,731,340
3.82%, 04/09/26 - 09/03/26	234,474	231,444,127
3.78%, 04/23/26	106,665	105,818,021
3.76%, 04/30/26	119,328	118,295,566
3.60%, 05/05/26 - 06/25/26	147,820	145,836,702
4.11%, 05/14/26	36,148	35,786,015
3.65%, 05/19/26	28,720	28,417,259
3.79%, 05/28/26	104,988	103,792,377
3.75%, 06/04/26	143,406	141,679,531
4.04%, 06/11/26	49,395	48,770,687
3.61%, 06/18/26 - 07/02/26	37,948	37,432,016
3.59%, 07/09/26	35,600	35,051,948
3.92%, 08/06/26	5,054	4,962,670
3.52%, 12/24/26	105,930	102,693,264
3.53%, 01/21/27	124,291	120,211,178
U.S. Treasury Notes
0.50%, 02/28/26	2,400	2,394,423
4.63%, 02/28/26 - 06/30/26(d)	10,600	10,631,230
1.63%, 05/15/26	5,800	5,766,877

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.25%, 11/30/26 - 12/31/26(d)	$26,090	$ 26,229,805
4.00%, 01/15/27(d)	7,100	7,129,066
		8,424,914,992
Total Short-Term Securities — 95.6% (Cost: $8,521,675,344)		8,523,635,279
Options Purchased — 0.1% (Cost: $7,492,496)		7,295,707
Total Investments Before Options Written — 100.9% (Cost: $8,931,925,741)		9,000,243,877
Options Written — (0.0)% (Premiums Received: $(1,668,873))		(1,240,203)
Total Investments, Net of Options Written — 100.9% (Cost: $8,930,256,868)		8,999,003,674
Liabilities in Excess of Other Assets — (0.9)%		(82,732,934)
Net Assets — 100.0%		$ 8,916,270,740

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,236,835, representing less than 0.05% of its net assets as of period end, and an original cost of $1,500,001.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,564,679	$ 84,155,608 (a)	$ —	$ —	$ —	$ 98,720,287	98,720,287	$ 1,267,936	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	356	02/24/26	$ 18,106	$ 126,303
FTSE China A50 Index	1,585	02/26/26	23,654	15,389
MSCI Singapore Index	604	02/26/26	21,838	(23,832)
TOPIX Index	43	03/12/26	9,942	115,011
S&P/TSE 60 Index	196	03/19/26	53,337	(538,200)
10-Year U.S. Treasury Note	4,383	03/20/26	489,869	(5,669,074)
E-mini Russell 2000 Index	228	03/20/26	29,920	587,434
FTSE 100 Index	369	03/20/26	51,585	1,958,781
FTSE/MIB Index	186	03/20/26	50,330	1,010,887
MSCI Hong Kong Index	166	03/20/26	14,011	1,103,900
S&P 500 E-Mini Index	748	03/20/26	260,519	(717,386)
S&P 500 Annual Dividend Index	2,647	12/18/26	54,164	1,019,104
S&P 500 Annual Dividend Index	807	12/17/27	16,554	616,862
				(394,821)
Short Contracts
CBOE Volatility Index	2,913	02/18/26	55,478	(2,486,369)
CAC 40 Index	26	02/20/26	2,509	(21,171)
IBEX 35 Index	86	02/20/26	18,214	(98,164)
OMX Stockholm 30 Index	2,507	02/20/26	85,190	(965,966)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
10-Year Japanese Government Treasury Bonds	289	03/13/26	$ 245,770	$ 3,290,212
FTSE Taiwan Index	22	03/19/26	1,543	8,762
SPI 200 Index	512	03/19/26	78,678	(1,179,105)
DAX Index	13	03/20/26	9,460	(50,759)
Euro Stoxx 50 Index	1,451	03/20/26	102,354	166,464
NASDAQ 100 E-Mini Index	26	03/20/26	13,348	(108,882)
5-Year U.S. Treasury Note	6,940	03/31/26	755,809	5,097,851
				3,652,873
				$ 3,258,052
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	562,793,000	EUR	51,591,461	JPMorgan Chase Bank N.A.	03/17/26	$ 2,041,110
AUD	3,723,000	USD	2,471,766	HSBC Bank PLC	03/18/26	120,475
AUD	7,741,000	USD	5,141,335	HSBC Bank PLC	03/18/26	248,550
AUD	12,038,000	USD	8,102,838	JPMorgan Chase Bank N.A.	03/18/26	278,951
AUD	76,981,000	USD	51,599,897	Morgan Stanley & Co. International PLC	03/18/26	2,000,241
BRL	5,048,000	USD	916,709	BNP Paribas SA	03/18/26	33,077
BRL	46,845,000	USD	8,289,742	HSBC Bank PLC	03/18/26	524,195
BRL	597,245,000	USD	108,167,165	HSBC Bank PLC	03/18/26	4,205,124
CAD	100,731,000	USD	73,411,070	Goldman Sachs International	03/18/26	704,166
CAD	37,437,000	USD	27,318,999	HSBC Bank PLC	03/18/26	226,167
CAD	73,402,000	USD	53,029,990	HSBC Bank PLC	03/18/26	977,283
CAD	2,321,000	USD	1,683,012	JPMorgan Chase Bank N.A.	03/18/26	24,719
CAD	38,784,000	USD	28,104,959	Morgan Stanley & Co. International PLC	03/18/26	431,294
CHF	27,224,000	EUR	29,451,984	Barclays Bank PLC	03/18/26	397,425
CHF	57,547,000	EUR	61,924,239	Barclays Bank PLC	03/18/26	1,234,836
CHF	5,851,000	EUR	6,396,052	HSBC Bank PLC	03/18/26	6,771
CLP	42,804,581,000	USD	47,193,584	Bank of America N.A.	03/18/26	1,777,064
CLP	4,947,032,000	USD	5,612,953	BNP Paribas SA	03/18/26	46,707
CLP	2,956,173,000	USD	3,241,062	Goldman Sachs International	03/18/26	140,952
CLP	3,577,656,000	USD	3,972,763	HSBC Bank PLC	03/18/26	120,260
CNH	208,597,000	USD	30,026,778	BNP Paribas SA	03/18/26	17,409
EUR	19,000	USD	22,423	Barclays Bank PLC	03/18/26	144
EUR	37,000	USD	43,565	Barclays Bank PLC	03/18/26	382
EUR	118,000	USD	137,884	Barclays Bank PLC	03/18/26	2,271
EUR	990,000	USD	1,165,740	Barclays Bank PLC	03/18/26	10,135
EUR	32,000	USD	37,482	BNP Paribas SA	03/18/26	526
EUR	446,000	USD	519,385	BNP Paribas SA	03/18/26	10,352
EUR	21,884,000	USD	25,695,427	BNP Paribas SA	03/18/26	297,355
EUR	8,650,000	USD	10,099,669	Citibank N.A.	03/18/26	174,392
EUR	18,246,000	USD	21,505,708	Citibank N.A.	03/18/26	166,029
EUR	79,408,000	USD	92,761,456	Citibank N.A.	03/18/26	1,555,616
EUR	2,361,000	USD	2,778,433	JPMorgan Chase Bank N.A.	03/18/26	25,851
EUR	186,966,000	USD	220,200,478	JPMorgan Chase Bank N.A.	03/18/26	1,868,906
EUR	1,419,000	USD	1,660,839	Morgan Stanley & Co. International PLC	03/18/26	24,582
EUR	4,654,000	USD	5,480,942	Morgan Stanley & Co. International PLC	03/18/26	46,859
EUR	1,142,000	USD	1,327,195	UBS AG	03/18/26	29,219
GBP	32,148,000	USD	43,112,014	Barclays Bank PLC	03/18/26	875,324
GBP	86,707,000	USD	117,474,190	JPMorgan Chase Bank N.A.	03/18/26	1,164,921
GBP	1,378,000	USD	1,843,200	UBS AG	03/18/26	42,284
JPY	809,792,000	USD	5,153,138	Citibank N.A.	03/18/26	98,737
JPY	1,281,311,000	USD	8,153,665	Citibank N.A.	03/18/26	156,230
JPY	1,912,756,000	USD	12,318,268	Goldman Sachs International	03/18/26	86,840
JPY	3,210,539,000	USD	20,676,071	Goldman Sachs International	03/18/26	145,760

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	258,605,000	USD	1,654,912	HSBC Bank PLC	03/18/26	$ 22,261
JPY	2,955,013,715	USD	19,106,944	HSBC Bank PLC	03/18/26	57,687
JPY	204,414,000	USD	1,296,065	JPMorgan Chase Bank N.A.	03/18/26	29,654
JPY	2,285,491,000	USD	14,810,989	JPMorgan Chase Bank N.A.	03/18/26	11,478
KRW	2,236,865,000	USD	1,525,704	Barclays Bank PLC	03/18/26	18,478
KRW	10,154,169,000	USD	6,924,698	Citibank N.A.	03/18/26	85,061
KRW	31,534,344,000	USD	21,426,704	Morgan Stanley & Co. International PLC	03/18/26	342,497
MXN	111,539,000	USD	6,227,089	Barclays Bank PLC	03/18/26	130,557
MXN	332,375,000	USD	18,836,859	Morgan Stanley & Co. International PLC	03/18/26	108,286
NOK	34,990,000	EUR	2,919,740	Citibank N.A.	03/18/26	164,580
NOK	176,613,000	EUR	14,845,246	Goldman Sachs International	03/18/26	702,710
NOK	86,742,000	EUR	7,395,696	JPMorgan Chase Bank N.A.	03/18/26	220,918
NOK	220,220,000	EUR	19,084,562	UBS AG	03/18/26	194,539
NZD	2,870,000	USD	1,682,232	Barclays Bank PLC	03/18/26	48,550
NZD	72,018,000	USD	41,762,950	Barclays Bank PLC	03/18/26	1,668,199
NZD	33,104,000	USD	19,216,707	Goldman Sachs International	03/18/26	746,980
NZD	44,848,000	USD	26,115,394	HSBC Bank PLC	03/18/26	930,625
PLN	183,109,000	EUR	43,338,280	Citibank N.A.	03/18/26	56,497
SEK	11,681,000	EUR	1,091,276	Barclays Bank PLC	03/18/26	18,052
SEK	103,515,000	EUR	9,657,540	Goldman Sachs International	03/18/26	175,608
SEK	11,231,000	EUR	1,038,347	JPMorgan Chase Bank N.A.	03/18/26	30,290
SEK	15,241,000	EUR	1,424,120	JPMorgan Chase Bank N.A.	03/18/26	23,249
SEK	19,123,000	EUR	1,763,508	JPMorgan Chase Bank N.A.	03/18/26	56,900
SGD	6,902,000	USD	5,421,106	HSBC Bank PLC	03/18/26	20,779
TWD	203,671,000	USD	6,423,939	Goldman Sachs International	03/18/26	10,277
USD	1,333,481	BRL	7,005,000	HSBC Bank PLC	03/18/26	15,482
USD	1,998,279	CLP	1,713,776,000	HSBC Bank PLC	03/18/26	37,631
USD	10,059,626	CNH	69,812,000	JPMorgan Chase Bank N.A.	03/18/26	4,616
USD	7,044,688	CNH	48,757,000	UBS AG	03/18/26	22,227
USD	1,124,626	EUR	945,000	Morgan Stanley & Co. International PLC	03/18/26	2,200
USD	100,182,054	EUR	83,353,000	Morgan Stanley & Co. International PLC	03/18/26	1,179,298
USD	293,468	EUR	245,000	UBS AG	03/18/26	2,468
USD	15,447,953	GBP	11,179,000	JPMorgan Chase Bank N.A.	03/18/26	151,995
USD	4,978,175	INR	451,462,000	Barclays Bank PLC	03/18/26	71,440
USD	27,786,512	INR	2,517,650,000	Citibank N.A.	03/18/26	423,320
USD	18,523,854	JPY	2,843,274,000	BNP Paribas SA	03/18/26	83,906
USD	27,619,036	JPY	4,197,452,000	HSBC Bank PLC	03/18/26	396,617
USD	33,418,998	KRW	48,210,247,000	UBS AG	03/18/26	137,871
USD	6,889,393	MXN	118,764,000	Morgan Stanley & Co. International PLC	03/18/26	119,927
USD	22,559,754	SGD	28,338,000	JPMorgan Chase Bank N.A.	03/18/26	216,647
USD	20,999,459	THB	652,050,000	Barclays Bank PLC	03/18/26	216,028
USD	12,469,232	THB	387,338,000	HSBC Bank PLC	03/18/26	123,228
USD	19,574,637	THB	607,953,000	HSBC Bank PLC	03/18/26	196,754
USD	21,405,924	THB	660,544,000	HSBC Bank PLC	03/18/26	351,756
USD	3,757,153	TWD	118,909,000	Bank of America N.A.	03/18/26	671
USD	8,486,036	TWD	264,525,000	HSBC Bank PLC	03/18/26	129,366
USD	26,041,737	TWD	813,622,000	HSBC Bank PLC	03/18/26	338,420
USD	12,568,388	ZAR	199,679,000	Citibank N.A.	03/18/26	246,326
ZAR	249,295,000	USD	15,193,299	Barclays Bank PLC	03/18/26	190,533
ZAR	1,166,572,357	USD	68,835,848	Barclays Bank PLC	03/18/26	3,152,572
ZAR	136,597,000	USD	8,096,013	Goldman Sachs International	03/18/26	333,299
ZAR	456,894,000	USD	27,198,014	Goldman Sachs International	03/18/26	996,617
ZAR	692,053,643	USD	40,889,674	Goldman Sachs International	03/18/26	1,816,506
ZAR	146,409,000	USD	8,927,765	JPMorgan Chase Bank N.A.	03/18/26	107,039
						39,278,963
EUR	99,118,453	CHF	92,277,000	HSBC Bank PLC	03/17/26	(2,183,567)
AUD	111,033,000	USD	77,739,477	Morgan Stanley & Co. International PLC	03/18/26	(429,698)
CAD	14,961,000	USD	11,046,668	Goldman Sachs International	03/18/26	(38,756)
EUR	2,598,529	CHF	2,407,000	JPMorgan Chase Bank N.A.	03/18/26	(41,620)
EUR	14,152,854	CHF	13,181,000	JPMorgan Chase Bank N.A.	03/18/26	(319,350)
EUR	35,898,653	CHF	33,289,000	JPMorgan Chase Bank N.A.	03/18/26	(622,180)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	55,814,629	CHF	51,611,000	JPMorgan Chase Bank N.A.	03/18/26	$ (777,381)
EUR	7,577,730	NOK	89,345,000	Goldman Sachs International	03/18/26	(274,938)
EUR	10,258,704	NOK	120,851,000	Goldman Sachs International	03/18/26	(361,420)
EUR	7,024,738	PLN	29,757,000	Barclays Bank PLC	03/18/26	(30,746)
EUR	74,533,151	PLN	316,230,000	Citibank N.A.	03/18/26	(468,432)
EUR	2,801,695	PLN	11,840,000	Goldman Sachs International	03/18/26	(4,365)
EUR	6,433,557	PLN	27,200,000	HSBC Bank PLC	03/18/26	(13,315)
EUR	26,180,363	PLN	111,110,000	HSBC Bank PLC	03/18/26	(173,460)
EUR	28,529,069	SEK	309,547,000	Barclays Bank PLC	03/18/26	(941,370)
EUR	4,646,333	SEK	49,633,000	BNP Paribas SA	03/18/26	(65,468)
EUR	15,447,692	SEK	168,643,000	BNP Paribas SA	03/18/26	(625,832)
EUR	15,854,802	SEK	167,428,000	BNP Paribas SA	03/18/26	(5,586)
EUR	28,224,711	SEK	303,456,000	Goldman Sachs International	03/18/26	(617,580)
EUR	1,190,429	SEK	12,862,000	JPMorgan Chase Bank N.A.	03/18/26	(33,157)
EUR	1,215,814	SEK	13,144,000	JPMorgan Chase Bank N.A.	03/18/26	(34,733)
EUR	1,230,494	SEK	13,167,000	Morgan Stanley & Co. International PLC	03/18/26	(19,884)
EUR	1,684,760	SEK	18,054,000	Morgan Stanley & Co. International PLC	03/18/26	(30,161)
EUR	3,254,373	SEK	35,405,000	Morgan Stanley & Co. International PLC	03/18/26	(117,993)
EUR	19,000	USD	22,611	BNP Paribas SA	03/18/26	(44)
EUR	200,000	USD	240,161	Morgan Stanley & Co. International PLC	03/18/26	(2,611)
INR	1,243,197,000	USD	13,512,761	BNP Paribas SA	03/18/26	(1,019)
INR	639,842,000	USD	6,975,579	Goldman Sachs International	03/18/26	(21,428)
INR	3,047,212,000	USD	33,693,263	HSBC Bank PLC	03/18/26	(574,503)
INR	10,524,976,000	USD	115,064,786	HSBC Bank PLC	03/18/26	(673,612)
JPY	1,075,910,000	USD	6,993,085	BNP Paribas SA	03/18/26	(15,311)
JPY	205,337,000	USD	1,350,154	HSBC Bank PLC	03/18/26	(18,448)
JPY	705,432,000	USD	4,589,468	JPMorgan Chase Bank N.A.	03/18/26	(14,415)
KRW	20,362,420,000	USD	14,307,490	HSBC Bank PLC	03/18/26	(250,638)
NZD	12,155,000	USD	7,339,855	Citibank N.A.	03/18/26	(9,665)
THB	897,098,000	USD	28,665,857	Goldman Sachs International	03/18/26	(71,771)
THB	180,034,000	USD	5,746,724	JPMorgan Chase Bank N.A.	03/18/26	(8,323)
TWD	136,651,000	USD	4,320,325	Bank of America N.A.	03/18/26	(3,352)
TWD	223,038,000	USD	7,063,999	Bank of America N.A.	03/18/26	(17,955)
TWD	80,520,000	USD	2,559,197	Goldman Sachs International	03/18/26	(15,471)
USD	3,153,643	AUD	4,751,000	JPMorgan Chase Bank N.A.	03/18/26	(154,372)
USD	4,849,092	AUD	7,181,000	Morgan Stanley & Co. International PLC	03/18/26	(150,876)
USD	101,464,202	AUD	152,561,000	Morgan Stanley & Co. International PLC	03/18/26	(4,760,590)
USD	140,138,813	AUD	210,685,000	UBS AG	03/18/26	(6,556,412)
USD	52,028,754	BRL	283,612,000	HSBC Bank PLC	03/18/26	(1,333,149)
USD	75,212,260	CAD	103,261,000	Barclays Bank PLC	03/18/26	(764,484)
USD	8,339,218	CAD	11,438,000	JPMorgan Chase Bank N.A.	03/18/26	(76,564)
USD	1,348,729	CAD	1,869,000	Morgan Stanley & Co. International PLC	03/18/26	(26,432)
USD	3,165,327	CAD	4,332,000	Morgan Stanley & Co. International PLC	03/18/26	(22,046)
USD	17,339,787	CLP	15,340,683,000	Goldman Sachs International	03/18/26	(210,745)
USD	12,492,726	CLP	11,319,284,000	JPMorgan Chase Bank N.A.	03/18/26	(457,119)
USD	100,866,574	CNH	701,059,000	Barclays Bank PLC	03/18/26	(106,826)
USD	2,363	EUR	2,000	Barclays Bank PLC	03/18/26	(12)
USD	120,336	EUR	103,000	Barclays Bank PLC	03/18/26	(2,003)
USD	462,516	EUR	392,000	Barclays Bank PLC	03/18/26	(3,083)
USD	73,634,228	EUR	62,530,000	Barclays Bank PLC	03/18/26	(635,953)
USD	14,753,842	EUR	12,501,000	BNP Paribas SA	03/18/26	(94,256)
USD	175,901	EUR	150,000	HSBC Bank PLC	03/18/26	(2,262)
USD	265,470	EUR	225,000	HSBC Bank PLC	03/18/26	(1,774)
USD	1,280,088	EUR	1,089,000	HSBC Bank PLC	03/18/26	(13,374)
USD	18,561,343	EUR	15,770,000	HSBC Bank PLC	03/18/26	(169,519)
USD	41,439,933	EUR	35,208,000	HSBC Bank PLC	03/18/26	(378,466)
USD	5,837	EUR	5,000	JPMorgan Chase Bank N.A.	03/18/26	(101)
USD	16,519	EUR	14,000	JPMorgan Chase Bank N.A.	03/18/26	(110)
USD	129,381	EUR	110,000	JPMorgan Chase Bank N.A.	03/18/26	(1,272)
USD	140,671	EUR	120,000	JPMorgan Chase Bank N.A.	03/18/26	(1,859)
USD	235,272	EUR	199,000	JPMorgan Chase Bank N.A.	03/18/26	(1,091)
USD	264,485	EUR	225,000	JPMorgan Chase Bank N.A.	03/18/26	(2,760)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	299,639	EUR	254,000	JPMorgan Chase Bank N.A.	03/18/26	$ (2,050)
USD	1,043,296	EUR	886,000	JPMorgan Chase Bank N.A.	03/18/26	(9,053)
USD	1,128,468	EUR	960,000	JPMorgan Chase Bank N.A.	03/18/26	(11,775)
USD	1,283,948	EUR	1,086,000	JPMorgan Chase Bank N.A.	03/18/26	(5,951)
USD	1,338,370	EUR	1,138,000	JPMorgan Chase Bank N.A.	03/18/26	(13,293)
USD	2,778,354	EUR	2,379,000	JPMorgan Chase Bank N.A.	03/18/26	(47,310)
USD	69,730	EUR	59,000	Morgan Stanley & Co. International PLC	03/18/26	(347)
USD	4,892,099	EUR	4,150,000	Morgan Stanley & Co. International PLC	03/18/26	(37,075)
USD	8,800,798	EUR	7,455,000	Morgan Stanley & Co. International PLC	03/18/26	(53,899)
USD	1,896,278	GBP	1,416,000	Barclays Bank PLC	03/18/26	(41,200)
USD	6,704,607	GBP	5,017,000	Barclays Bank PLC	03/18/26	(160,034)
USD	4,030,673	GBP	3,011,000	HSBC Bank PLC	03/18/26	(89,206)
USD	44,578,770	GBP	33,167,000	JPMorgan Chase Bank N.A.	03/18/26	(802,842)
USD	77,978,673	GBP	58,332,000	JPMorgan Chase Bank N.A.	03/18/26	(1,835,606)
USD	84,147,310	GBP	62,590,000	JPMorgan Chase Bank N.A.	03/18/26	(1,493,087)
USD	15,789,099	INR	1,454,176,000	Citibank N.A.	03/18/26	(15,678)
USD	2,555,916	JPY	402,674,000	JPMorgan Chase Bank N.A.	03/18/26	(55,611)
USD	2,964,551	JPY	457,406,000	JPMorgan Chase Bank N.A.	03/18/26	(1,938)
USD	4,485,616	JPY	702,692,000	JPMorgan Chase Bank N.A.	03/18/26	(71,667)
USD	11,162,466	JPY	1,767,125,000	JPMorgan Chase Bank N.A.	03/18/26	(298,157)
USD	13,852,331	KRW	20,425,400,000	HSBC Bank PLC	03/18/26	(247,998)
USD	1,758,037	KRW	2,583,102,000	JPMorgan Chase Bank N.A.	03/18/26	(25,163)
USD	5,860,481	MXN	105,777,000	Citibank N.A.	03/18/26	(168,734)
USD	8,799,562	MXN	158,660,000	Morgan Stanley & Co. International PLC	03/18/26	(243,948)
USD	20,864,286	NZD	35,954,000	HSBC Bank PLC	03/18/26	(818,120)
USD	9,778,035	SGD	12,540,000	BNP Paribas SA	03/18/26	(109,133)
USD	3,901,449	SGD	4,988,000	Goldman Sachs International	03/18/26	(31,342)
USD	33,094,844	SGD	42,417,000	Goldman Sachs International	03/18/26	(348,857)
USD	9,722,890	SGD	12,483,000	JPMorgan Chase Bank N.A.	03/18/26	(119,336)
USD	20,901,086	SGD	26,800,000	JPMorgan Chase Bank N.A.	03/18/26	(229,385)
USD	3,159,719	SGD	4,047,000	Morgan Stanley & Co. International PLC	03/18/26	(31,140)
USD	8,990,452	THB	282,293,000	Goldman Sachs International	03/18/26	(7,350)
USD	17,657,686	ZAR	290,199,000	Morgan Stanley & Co. International PLC	03/18/26	(250,305)
USD	51,370,717	ZAR	843,581,000	Morgan Stanley & Co. International PLC	03/18/26	(686,117)
						(34,219,775)
						$ 5,059,188
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	168	03/20/26	USD	6,850.00	USD	116,576	$ 3,777,381
FTSE 100 Index	748	04/17/26	GBP	10,300.00	GBP	76,472	1,850,023
Stoxx 600 Basic Resources PR Index	929	06/19/26	EUR	800.00	EUR	34,866	1,668,303
							$ 7,295,707
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	168	03/20/26	USD	7,100.00	USD	116,576	$ (1,240,203)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BOVESPA Index Future February 2026	BRL	(173,319,841)	Citibank N.A.	02/18/26	BRL	173,320	$ (3,304,757)	$ —	$ (3,304,757)
BOVESPA Index Future February 2026	BRL	(63,184,718)	Citibank N.A.	02/18/26	BRL	63,185	(1,609,236)	—	(1,609,236)
Amsterdam Index Future February 2026	EUR	(5,385,960)	HSBC Bank PLC	02/20/26	EUR	5,386	(26,308)	—	(26,308)
Amsterdam Index Future February 2026	EUR	(32,300,875)	HSBC Bank PLC	02/20/26	EUR	32,301	(175,489)	—	(175,489)
Amsterdam Index Future February 2026	EUR	(7,539,193)	HSBC Bank PLC	02/20/26	EUR	7,539	(85,680)	—	(85,680)
Amsterdam Index Future February 2026	EUR	(4,872,266)	HSBC Bank PLC	02/20/26	EUR	4,872	77,067	—	77,067
Taiwan Stock Exchange Capitalization Weighted Stock Index Future February 2026	TWD	(39,291,735)	Citibank N.A.	02/23/26	TWD	39,292	18,727	—	18,727
Korean Stock Price 200 Index Future March 2026	KRW	38,034,362,025	Merrill Lynch International	03/12/26	KRW	38,034,362	8,549,405	—	8,549,405
Korean Stock Price 200 Index Future March 2026	KRW	59,251,871,425	Merrill Lynch International	03/12/26	KRW	59,251,871	3,188,657	—	3,188,657
Swiss Market Index Future March 2026	CHF	32,261,030	HSBC Bank PLC	03/20/26	CHF	32,261	759,770	—	759,770
Swiss Market Index Future March 2026	CHF	14,203,020	HSBC Bank PLC	03/20/26	CHF	14,203	249,246	—	249,246
Swiss Market Index Future March 2026	CHF	1,039,458	HSBC Bank PLC	03/20/26	CHF	1,039	9,704	—	9,704
Swiss Market Index Future March 2026	CHF	4,705,765	HSBC Bank PLC	03/20/26	CHF	4,706	7,186	—	7,186
Swiss Market Index Future March 2026	CHF	10,166,919	HSBC Bank PLC	03/20/26	CHF	10,167	(116,330)	—	(116,330)
Swiss Market Index Future March 2026	CHF	4,565,698	HSBC Bank PLC	03/20/26	CHF	4,566	19,082	—	19,082
Swiss Market Index Future March 2026	CHF	2,873,230	HSBC Bank PLC	03/20/26	CHF	2,873	7,645	—	7,645
WIG20 PLN 20 Index Future March 2026	PLN	(4,871,877)	Morgan Stanley & Co. International PLC	03/20/26	PLN	4,872	(36,319)	—	(36,319)
WIG20 PLN 20 Index Future March 2026	PLN	(5,092,763)	Morgan Stanley & Co. International PLC	03/20/26	PLN	5,093	6,829	—	6,829
Thai SET50 Index Future March 2026	THB	902,129,168	Merrill Lynch International	03/30/26	THB	902,129	1,483,906	—	1,483,906
Thai SET50 Index Future March 2026	THB	258,867,832	Merrill Lynch International	03/30/26	THB	258,868	61,348	—	61,348
Nikkei Dividend XSIM Future December 2026	JPY	7,980,000	BNP Paribas SA	03/31/26	JPY	7,980	414	—	414
Nikkei Dividend XSIM Future December 2026	JPY	548,080,000	BNP Paribas SA	03/31/26	JPY	548,080	(7,030)	—	(7,030)
Nikkei Dividend XSIM Future December 2026	JPY	476,130,000	BNP Paribas SA	03/31/26	JPY	476,130	(9,912)	—	(9,912)
Nikkei Dividend XSIM Future December 2026	JPY	323,200,000	BNP Paribas SA	03/31/26	JPY	323,200	(9,305)	—	(9,305)
Nikkei Dividend XSIM Future December 2026	JPY	1,262,280,000	JPMorgan Chase Bank N.A.	03/31/26	JPY	1,262,280	4,058	—	4,058
FTSE 100 Dividend Index Future December 2026	GBP	5,522,347	Morgan Stanley & Co. International PLC	12/17/26	GBP	5,522	29,361	—	29,361
FTSE 100 Dividend Index Future December 2026	GBP	2,942,563	Morgan Stanley & Co. International PLC	12/17/26	GBP	2,943	35,267	—	35,267
FTSE 100 Dividend Index Future December 2026	GBP	2,042,653	Morgan Stanley & Co. International PLC	12/17/26	GBP	2,043	33,636	—	33,636
FTSE 100 Dividend Index Future December 2026	GBP	1,600,480	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,600	(5,561)	—	(5,561)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Dividend Future December 2026	EUR	6,686,394	HSBC Bank PLC	12/18/26	EUR	6,686	$ 363,566	$ —	$ 363,566
Euro Stoxx 50 Dividend Future December 2026	EUR	2,999,501	Morgan Stanley & Co. International PLC	12/18/26	EUR	3,000	163,838	—	163,838
Euro Stoxx 50 Dividend Future December 2026	EUR	2,416,725	Morgan Stanley & Co. International PLC	12/18/26	EUR	2,417	122,642	—	122,642
Euro Stoxx 50 Dividend Future December 2026	EUR	1,577,513	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,578	68,877	—	68,877
Nikkei Dividend XSIM Future March 2027	JPY	23,955,000	BNP Paribas SA	03/31/27	JPY	23,955	18,416	—	18,416
Nikkei Dividend XSIM Future March 2027	JPY	533,925,000	BNP Paribas SA	03/31/27	JPY	533,925	187,258	—	187,258
Nikkei Dividend XSIM Future March 2027	JPY	423,850,000	BNP Paribas SA	03/31/27	JPY	423,850	90,237	—	90,237
Nikkei Dividend XSIM Future March 2027	JPY	279,040,000	BNP Paribas SA	03/31/27	JPY	279,040	44,456	—	44,456
Nikkei Dividend XSIM Future March 2027	JPY	1,223,040,000	JPMorgan Chase Bank N.A.	03/31/27	JPY	1,223,040	584,163	—	584,163
FTSE 100 Dividend Index Future December 2027	GBP	5,186,475	Morgan Stanley & Co. International PLC	12/16/27	GBP	5,186	356,312	—	356,312
FTSE 100 Dividend Index Future December 2027	GBP	2,835,746	Morgan Stanley & Co. International PLC	12/16/27	GBP	2,836	225,596	—	225,596
FTSE 100 Dividend Index Future December 2027	GBP	1,992,658	Morgan Stanley & Co. International PLC	12/16/27	GBP	1,993	144,382	—	144,382
FTSE 100 Dividend Index Future December 2027	GBP	1,613,464	Morgan Stanley & Co. International PLC	12/16/27	GBP	1,613	94,337	—	94,337
Euro Stoxx 50 Dividend Future December 2027	EUR	6,251,724	HSBC Bank PLC	12/17/27	EUR	6,252	831,328	—	831,328
Euro Stoxx 50 Dividend Future December 2027	EUR	2,888,606	Morgan Stanley & Co. International PLC	12/17/27	EUR	2,889	365,567	—	365,567
Euro Stoxx 50 Dividend Future December 2027	EUR	2,461,608	Morgan Stanley & Co. International PLC	12/17/27	EUR	2,462	291,883	—	291,883
Euro Stoxx 50 Dividend Future December 2027	EUR	1,395,979	Morgan Stanley & Co. International PLC	12/17/27	EUR	1,396	146,878	—	146,878
							$ 13,255,117	$ —	$ 13,255,117

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.90%, 3.68%	At Termination	Goldman Sachs Most Shorted Rolling Index	At Termination	Goldman Sachs International	N/A	02/26/26	USD	45,890	$ (1,931,484)	$ —	$ (1,931,484)
1-day SOFR minus 0.90%, 3.68%	At Termination	Goldman Sachs Most Shorted Rolling Index	At Termination	Goldman Sachs International	N/A	02/26/26	USD	39,485	(1,661,920)	—	(1,661,920)
									$ (3,593,404)	$ —	$ (3,593,404)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
10X Genomics, Inc., Class A	Barclays Bank PLC	$ 2,057,162	12/23/26	0.20%	1D OBFR01	Monthly	$ (265,240)
1st Source Corp.	Bank of America N.A.	1,365,645	02/15/28	0.20%	1D OBFR01	Monthly	40,946
1st Source Corp.	UBS AG	3,514,553	04/21/28	0.20%	1D OBFR01	Monthly	105,377
3i Group PLC	UBS AG	426,629	01/03/31	0.25%	1D SONIA	Monthly	8,598
3i Group PLC	UBS AG	54,072	01/20/31	0.25%	1D SONIA	Monthly	90
3M Co.	Bank of America N.A.	1,166,776	02/15/28	0.20%	1D OBFR01	Monthly	(34,618)
3M Co.	Barclays Bank PLC	432,577	02/16/27	0.20%	1D OBFR01	Monthly	(20,117)
3M Co.	BNP Paribas SA	1,467,795	01/28/28	0.20%	1D OBFR01	Monthly	(35,749)
3M Co.	SG Americas Securities LLC	8,740,196	12/08/27	0.20%	1D OBFR01	Monthly	(619,653)
4DMedical Ltd.	UBS AG	170,371	01/03/31	0.25%	1D AONIA	Monthly	(47,205)
4imprint Group PLC	SG Americas Securities LLC	7,494,772	12/08/27	0.25%	1D SONIA	Monthly	225,246
4imprint Group PLC	UBS AG	7,496,872	04/24/28	0.25%	1D SONIA	Monthly	(488,728)
5N Plus, Inc.	Morgan Stanley & Co. International PLC	110,765	01/04/27	0.20%	CABROVER	Monthly	30,551
77 Bank Ltd.	Bank of America N.A.	1,974,082	02/15/28	0.00%	1D P TONA	Monthly	(2,472)
77 Bank Ltd.	BNP Paribas SA	13,422,661	03/24/27	0.25%	1D TONA	Monthly	(16,805)
77 Bank Ltd.	Goldman Sachs Bank USA	1,198,746	08/19/26	0.25%	1D P TONA	Monthly	(1,501)
A O Smith Corp.	Barclays Bank PLC	296,453	02/16/27	0.20%	1D OBFR01	Monthly	1,622
A10 Networks, Inc.	Barclays Bank PLC	25,270,098	12/23/26	0.20%	1D OBFR01	Monthly	(44,672)
AAK AB	Morgan Stanley & Co. International PLC	600,994	01/04/27	0.26%	1D STIBOR	Monthly	4,031
ABB Ltd.	BNP Paribas SA	18,538,595	01/19/28	0.26%	SSARON	Monthly	2,181,497
ABB Ltd.	UBS AG	15,768,478	04/18/28	0.15%	SSARON	Monthly	1,230,543
ABB Ltd., Class N, Registered Shares	BNP Paribas SA	21,391,854	03/22/27	0.26%	SSARON	Monthly	1,410,260
ABB Ltd., Class N, Registered Shares	Morgan Stanley & Co. International PLC	58,434,303	01/04/27	0.26%	SSARON	Monthly	6,931,660
Abbott Laboratories	Bank of America N.A.	2,282,503	02/15/28	0.20%	1D OBFR01	Monthly	(45,460)
Abbott Laboratories	Barclays Bank PLC	2,964,082	02/16/27	0.20%	1D OBFR01	Monthly	53,254
Abbott Laboratories	BNP Paribas SA	1,764,380	01/28/28	0.20%	1D OBFR01	Monthly	(20,280)
Abbott Laboratories	UBS AG	3,667,116	01/14/31	0.20%	1D OBFR01	Monthly	(226,024)
AbbVie, Inc.	BNP Paribas SA	1,214,431	04/16/26	0.20%	1D OBFR01	Monthly	21,268
Abercrombie & Fitch Co., Class A	Bank of America N.A.	10,035,565	02/15/28	0.20%	1D OBFR01	Monthly	(931,568)
Aberdeen Group PLC	UBS AG	5,990,538	04/24/28	0.05%	1D SONIA	Monthly	(165,421)
Abivax SA	Bank of America N.A.	4,318,849	02/15/28	0.26%	1D ESTR	Monthly	(249,195)
Abivax SA	Barclays Bank PLC	880,933	02/19/27	0.26%	1D ESTR	Monthly	(80,158)
Abivax SA	UBS AG	4,535,270	01/03/31	0.26%	1D ESTR	Monthly	(282,064)
Abivax SA, ADR	UBS AG	366,635	04/18/28	0.20%	1D OBFR01	Monthly	(17,735)
ABM Industries, Inc.	Barclays Bank PLC	9,604,433	12/23/26	0.20%	1D OBFR01	Monthly	(68,352)
ABN AMRO Bank NV	Bank of America N.A.	175,646	02/15/28	0.26%	1D ESTR	Monthly	(14)
ABN AMRO Bank NV	Barclays Bank PLC	435,212	02/19/27	0.26%	1D ESTR	Monthly	(5,878)
ABN AMRO Bank NV	UBS AG	559,730	01/03/31	0.26%	1D ESTR	Monthly	4,746
AcadeMedia AB	SG Americas Securities LLC	3,040,224	12/08/27	0.26%	1D STIBOR	Monthly	(179,447)
Academy Sports & Outdoors, Inc.	Morgan Stanley & Co. International PLC	5,678,363	02/08/27	0.20%	1D FEDL01	Monthly	(201,127)
Acadian Asset Management, Inc.	SG Americas Securities LLC	16,730,108	12/08/27	0.20%	1D OBFR01	Monthly	1,503,571
Accel Entertainment, Inc., Class A	Bank of America N.A.	449,141	02/15/28	0.20%	1D OBFR01	Monthly	(12,733)
Accel Entertainment, Inc., Class A	Barclays Bank PLC	950,572	12/23/26	0.20%	1D OBFR01	Monthly	(10,802)
Accel Entertainment, Inc., Class A	BNP Paribas SA	93,295	04/16/26	0.20%	1D OBFR01	Monthly	(2,645)
Accel Entertainment, Inc., Class A	Goldman Sachs Bank USA	265,206	08/19/26	0.20%	1D FEDL01	Monthly	(7,519)
Accel Entertainment, Inc., Class A	UBS AG	157,710	04/21/28	0.20%	1D OBFR01	Monthly	(4,471)
Accelerant Holdings, Class A	Bank of America N.A.	621,762	02/15/28	0.20%	1D OBFR01	Monthly	(44,778)
Accelerant Holdings, Class A	Barclays Bank PLC	600,605	02/16/27	0.20%	1D OBFR01	Monthly	(13,607)
Accelerant Holdings, Class A	UBS AG	224,879	01/14/31	0.20%	1D OBFR01	Monthly	(21,605)
Accelleron Industries AG	SG Americas Securities LLC	7,615,823	12/08/27	0.15%	SSARON	Monthly	1,120,619
Accelleron Industries AG	SG Americas Securities LLC	20,194,740	12/08/27	0.16%	SSARON	Monthly	2,942,219
Accenture PLC, Class A	BNP Paribas SA	2,398,228	01/24/28	0.00%	1D OBFR01	Monthly	(5,695)
Acciona SA	BNP Paribas SA	8,279,097	03/22/27	0.26%	1D ESTR	Monthly	(213,093)
Accor SA	Bank of America N.A.	141,836	02/15/28	0.26%	1D ESTR	Monthly	(1,315)
Accor SA	Barclays Bank PLC	2,250,104	12/10/26	0.26%	1D ESTR	Monthly	(53,814)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Accor SA	UBS AG	$ 195,644	01/03/31	0.26%	1D ESTR	Monthly	$ 1,161
Acerinox SA	Bank of America N.A.	173,161	02/15/28	0.26%	1D ESTR	Monthly	(11,988)
Acerinox SA	BNP Paribas SA	244,673	01/13/28	0.26%	1D ESTR	Monthly	(7,430)
Acerinox SA	UBS AG	658,382	01/03/31	0.26%	1D ESTR	Monthly	(19,215)
ACI Worldwide, Inc.	UBS AG	282,728	04/18/28	0.20%	1D OBFR01	Monthly	(845)
Acom Co. Ltd.	Barclays Bank PLC	3,577,549	05/12/27	0.00%	1D P TONA	Monthly	(84,930)
ACS Actividades de Construccion y Servicios SA	Bank of America N.A.	101,443	02/15/28	0.26%	1D ESTR	Monthly	(18)
ACS Actividades de Construccion y Servicios SA	Barclays Bank PLC	54,107,397	08/17/26	0.20%	1D ESTR	Monthly	(282,981)
ACS Actividades de Construccion y Servicios SA	Barclays Bank PLC	36,878,995	12/10/26	0.20%	1D ESTR	Monthly	(192,877)
ACS Actividades de Construccion y Servicios SA	UBS AG	11,278,601	04/18/28	0.15%	1D ESTR	Monthly	(58,987)
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/26)	Barclays Bank PLC	264,765	08/17/26	0.26%	1D ESTR	Monthly	(910)
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/26)	Barclays Bank PLC	235,651	12/10/26	0.26%	1D ESTR	Monthly	(810)
Activia Properties, Inc.	Morgan Stanley & Co. International PLC	5,932,921	01/06/27	0.25%	1D P TONA	Monthly	(71,554)
Acuity, Inc.	Morgan Stanley & Co. International PLC	223,855	02/05/27	0.20%	1D FEDL01	Monthly	(3,058)
AddTech AB, Class B	Barclays Bank PLC	6,790,533	01/18/27	0.28%	1D STIBOR	Monthly	(287,418)
AddTech AB, Class B	BNP Paribas SA	5,041,156	08/17/26	0.25%	1D STIBOR	Monthly	(444,717)
AddTech AB, Class B	Morgan Stanley & Co. International PLC	1,244,515	01/08/27	0.26%	1D STIBOR	Monthly	(52,676)
Adidas AG, Class N	Citibank N.A.	1,454,743	07/06/26	0.26%	1D ESTR	Monthly	12,444
Adient PLC	Goldman Sachs Bank USA	975,237	08/18/26	0.20%	1D FEDL01	Monthly	(108,730)
Adient PLC	SG Americas Securities LLC	7,259,562	12/08/27	0.20%	1D OBFR01	Monthly	156,886
Admiral Group PLC	Morgan Stanley & Co. International PLC	13,726,569	01/04/27	0.25%	1D SONIA	Monthly	(301,105)
Admiral Group PLC	SG Americas Securities LLC	12,560,062	12/08/27	0.25%	1D SONIA	Monthly	(1,241,536)
Adobe, Inc.	SG Americas Securities LLC	36,895,689	12/08/27	0.20%	1D OBFR01	Monthly	(4,983,051)
ADT, Inc.	Bank of America N.A.	2,678,206	02/15/28	0.20%	1D OBFR01	Monthly	(390)
ADT, Inc.	Barclays Bank PLC	2,419,300	02/16/27	0.20%	1D OBFR01	Monthly	(49,020)
ADT, Inc.	BNP Paribas SA	794,441	01/28/28	0.00%	1D OBFR01	Monthly	(26,865)
ADT, Inc.	UBS AG	3,216,620	01/14/31	0.20%	1D OBFR01	Monthly	(36,668)
Adtalem Global Education, Inc.	SG Americas Securities LLC	7,081,199	12/08/27	0.20%	1D OBFR01	Monthly	(599,072)
ADTRAN Holdings, Inc.	Barclays Bank PLC	7,272,926	12/23/26	0.20%	1D OBFR01	Monthly	(499,555)
ADTRAN Holdings, Inc.	SG Americas Securities LLC	7,170,666	12/08/27	0.20%	1D OBFR01	Monthly	316,711
Advanced Energy Industries, Inc.	BNP Paribas SA	514,204	04/16/26	0.20%	1D OBFR01	Monthly	(7,825)
Advanced Micro Devices, Inc.	Barclays Bank PLC	1,361,820	02/23/27	0.20%	1D OBFR01	Monthly	(55,544)
Advanced Micro Devices, Inc.	Morgan Stanley & Co. International PLC	9,405,771	02/05/27	0.20%	1D FEDL01	Monthly	(630,190)
Advantest Corp.	UBS AG	1,596,982	09/03/29	0.25%	1D P TONA	Monthly	222,270
AECOM	Barclays Bank PLC	8,366,373	12/23/26	0.20%	1D OBFR01	Monthly	(147,451)
AECOM	Barclays Bank PLC	9,545,682	02/23/27	0.20%	1D OBFR01	Monthly	(55,620)
AECOM	BNP Paribas SA	8,018,113	04/16/26	0.20%	1D OBFR01	Monthly	(202,654)
AECOM	Goldman Sachs Bank USA	2,122,942	08/19/26	0.20%	1D FEDL01	Monthly	(60,112)
AECOM	SG Americas Securities LLC	4,481,752	12/08/27	0.20%	1D OBFR01	Monthly	(111,931)
AECOM	UBS AG	4,510,160	04/18/28	0.20%	1D OBFR01	Monthly	(127,706)
Aedifica SA	Bank of America N.A.	248,989	02/15/28	0.26%	1D ESTR	Monthly	(577)
Aedifica SA	BNP Paribas SA	188,180	01/13/28	0.00%	1D ESTR	Monthly	(1,937)
Aedifica SA	SG Americas Securities LLC	1,897,784	12/08/27	0.26%	1D ESTR	Monthly	4,446
Aedifica SA	UBS AG	213,209	01/03/31	0.26%	1D ESTR	Monthly	(637)
Aena SME SA	Barclays Bank PLC	782,329	02/19/27	0.26%	1D ESTR	Monthly	20,136
Aena SME SA	BNP Paribas SA	593,034	01/13/28	0.26%	1D ESTR	Monthly	21,563
Aena SME SA	UBS AG	497,246	01/03/31	0.26%	1D ESTR	Monthly	11,601
Aeon Co., Ltd.	Bank of America N.A.	185,243	03/15/28	0.15%	1D P TONA	Monthly	(11,537)
Aercap Holdings NV	Barclays Bank PLC	26,038,846	12/23/26	0.20%	1D OBFR01	Monthly	(56,068)
Aeroports de Paris SA	Barclays Bank PLC	273,937	02/19/27	0.26%	1D ESTR	Monthly	1,141
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Aeroports de Paris SA	UBS AG	$ 709,042	01/03/31	0.26%	1D ESTR	Monthly	$ 5,605
AeroVironment, Inc.	UBS AG	3,760,714	04/18/28	0.20%	1D OBFR01	Monthly	(995,188)
AeroVironment, Inc.	UBS AG	356,264	01/22/31	0.20%	1D OBFR01	Monthly	(15,237)
AES Corp.	Barclays Bank PLC	2,828,214	12/23/26	0.20%	1D OBFR01	Monthly	7,528
AES Corp.	Barclays Bank PLC	1,947,732	02/23/27	0.20%	1D OBFR01	Monthly	5,274
Affirm Holdings, Inc., Class A	Barclays Bank PLC	2,693,366	02/16/27	0.20%	1D OBFR01	Monthly	(238,311)
Affirm Holdings, Inc., Class A	BNP Paribas SA	2,810,280	01/28/28	0.20%	1D OBFR01	Monthly	(472,329)
Aflac, Inc.	Bank of America N.A.	447,347	02/15/28	0.20%	1D OBFR01	Monthly	5,662
Aflac, Inc.	Barclays Bank PLC	833,260	02/16/27	0.20%	1D OBFR01	Monthly	20,389
Aflac, Inc.	BNP Paribas SA	3,878,659	04/16/26	0.20%	1D OBFR01	Monthly	47,417
Aflac, Inc.	UBS AG	57,436	01/14/31	0.20%	1D OBFR01	Monthly	702
AGC, Inc.	UBS AG	16,376,460	09/03/29	0.19%	1D P TONA	Monthly	667,409
Ageas SA/NV	Morgan Stanley & Co. International PLC	21,548,634	01/04/27	0.26%	1D ESTR	Monthly	337,314
Ageas SA/NV	SG Americas Securities LLC	8,940,103	12/08/27	0.26%	1D ESTR	Monthly	10,789
AGF Management Ltd., Class B	Barclays Bank PLC	222,729	02/16/27	0.20%	CABROVER	Monthly	12,029
Agilent Technologies, Inc.	BNP Paribas SA	36,167	04/16/26	0.20%	1D OBFR01	Monthly	(28)
AGL Energy Ltd.	SG Americas Securities LLC	774,634	12/08/27	0.30%	1D AONIA	Monthly	10,016
AGNC Investment Corp.	Bank of America N.A.	844,753	02/15/28	0.20%	1D OBFR01	Monthly	(43,686)
AGNC Investment Corp.	Barclays Bank PLC	4,815,154	02/16/27	0.20%	1D OBFR01	Monthly	(107,228)
AGNC Investment Corp.	BNP Paribas SA	2,496,665	01/28/28	0.20%	1D OBFR01	Monthly	(101,149)
AGNC Investment Corp.	UBS AG	2,850,207	01/14/31	0.20%	1D OBFR01	Monthly	(144,690)
Agnico Eagle Mines Ltd.	Bank of America N.A.	76,160	02/15/28	0.20%	1D OBFR01	Monthly	(3,770)
Agnico Eagle Mines Ltd.	Morgan Stanley & Co. International PLC	7,490,090	01/06/27	0.20%	CABROVER	Monthly	(903,371)
Agnico Eagle Mines Ltd.	UBS AG	316,925	01/14/31	0.20%	1D OBFR01	Monthly	(22,412)
Agree Realty Corp.	BNP Paribas SA	295,911	01/28/28	0.20%	1D OBFR01	Monthly	160
Agree Realty Corp.	Morgan Stanley & Co. International PLC	3,244,499	02/05/27	0.20%	1D FEDL01	Monthly	5,995
AIA Group Ltd.	Morgan Stanley & Co. International PLC	47,676,617	01/06/27	0.30%	HONIA	Monthly	4,410,460
AIA Group Ltd.	Morgan Stanley & Co. International PLC	26,071,863	01/11/27	0.30%	HONIA	Monthly	2,411,851
Aichi Steel Corp.	Barclays Bank PLC	2,020,564	05/12/27	0.00%	1D P TONA	Monthly	(202,534)
Aichi Steel Corp.	UBS AG	244,362	01/06/31	0.15%	1D P TONA	Monthly	(21,339)
Air Canada	BNP Paribas SA	21,982,895	08/17/26	0.20%	CABROVER	Monthly	(1,023,547)
Air Canada	Morgan Stanley & Co. International PLC	5,818,827	01/06/27	0.20%	CABROVER	Monthly	(176,688)
Air Liquide SA	Barclays Bank PLC	16,782,624	08/17/26	0.26%	1D ESTR	Monthly	83,336
Air Liquide SA	UBS AG	10,538,367	04/18/28	0.26%	1D ESTR	Monthly	(36,702)
Air Liquide SA	UBS AG	8,876,720	01/20/31	0.26%	1D ESTR	Monthly	44,078
Air Water, Inc.	SG Americas Securities LLC	8,037,215	12/08/27	0.25%	1D P TONA	Monthly	202,062
Airbnb, Inc., Class A	Barclays Bank PLC	15,125,689	12/23/26	0.20%	1D OBFR01	Monthly	(500,798)
Airtel Africa PLC	Bank of America N.A.	1,425,176	02/15/28	0.25%	1D SONIA	Monthly	(153,783)
Airtel Africa PLC	Barclays Bank PLC	10,868,297	08/17/26	0.25%	1D SONIA	Monthly	(1,301,974)
Airtel Africa PLC	Barclays Bank PLC	1,709,321	02/19/27	0.25%	1D SONIA	Monthly	(163,677)
Airtel Africa PLC	BNP Paribas SA	1,881,114	01/13/28	0.25%	1D SONIA	Monthly	(205,328)
Airtel Africa PLC	UBS AG	3,174,577	01/03/31	0.25%	1D SONIA	Monthly	(346,832)
Aisin Corp.	Barclays Bank PLC	645,442	09/09/27	0.15%	1D P TONA	Monthly	1,290
AJ Bell PLC	Barclays Bank PLC	5,099,626	12/10/26	0.25%	1D SONIA	Monthly	(21,332)
AJ Bell PLC	SG Americas Securities LLC	2,134,144	12/08/27	0.25%	1D SONIA	Monthly	59,303
Ajinomoto Co., Inc.	BNP Paribas SA	3,252,475	09/07/26	0.25%	1D TONA	Monthly	16,625
Akamai Technologies, Inc.	Barclays Bank PLC	113,428	02/16/27	0.20%	1D OBFR01	Monthly	140
Akamai Technologies, Inc.	BNP Paribas SA	505,129	04/16/26	0.20%	1D OBFR01	Monthly	12,583
Akamai Technologies, Inc.	UBS AG	368,511	01/14/31	0.20%	1D OBFR01	Monthly	13,483
Akamai Technologies, Inc.	UBS AG	4,255,081	01/22/31	0.20%	1D OBFR01	Monthly	(97,547)
Aker BP ASA	Bank of America N.A.	27,449,098	02/15/28	0.26%	NOWA	Monthly	1,340,618
Aker BP ASA	Bank of America N.A.	16,829,834	02/15/28	0.26%	NOWA	Monthly	821,972
Aker BP ASA	SG Americas Securities LLC	8,249,980	12/08/27	0.24%	NOWA	Monthly	773,319
Aker BP ASA	UBS AG	3,373,661	09/03/29	0.25%	NOWA	Monthly	134,745
Aker Solutions ASA	Barclays Bank PLC	121,751	12/11/26	0.28%	NOWA	Monthly	7,924

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
AL Sydbank	UBS AG	$ 112,844	04/24/28	0.25%	DESTR	Monthly	$ 2,626
Alamos Gold, Inc., Class A	Barclays Bank PLC	244,782	12/23/26	0.20%	CABROVER	Monthly	(33,552)
Alamos Gold, Inc., Class A	Morgan Stanley & Co. International PLC	4,151,951	01/04/27	0.20%	CABROVER	Monthly	(517,712)
Alamos Gold, Inc., Class A	UBS AG	3,976,342	04/18/28	0.25%	1D CORRA	Monthly	(392,094)
Alarm.com Holdings, Inc.	BNP Paribas SA	13,475,927	04/16/26	0.20%	1D OBFR01	Monthly	(525,472)
Alarm.com Holdings, Inc.	SG Americas Securities LLC	12,804,565	12/08/27	0.20%	1D OBFR01	Monthly	(768,881)
Alaska Air Group, Inc.	Barclays Bank PLC	17,243,525	12/23/26	0.20%	1D OBFR01	Monthly	695,246
Alaska Air Group, Inc.	BNP Paribas SA	4,245,433	04/16/26	0.20%	1D OBFR01	Monthly	100,023
Albemarle Corp.	Barclays Bank PLC	25,884,961	12/23/26	0.20%	1D OBFR01	Monthly	(2,431,526)
Albemarle Corp.	Barclays Bank PLC	1,049,540	02/16/27	0.20%	1D OBFR01	Monthly	(87,869)
Albemarle Corp.	UBS AG	986,051	01/22/31	0.20%	1D OBFR01	Monthly	(73,180)
ALEC Holdings PJSC	JPMorgan Chase Bank N.A.	4,657,964	02/10/26	0.75%	1D OBFR01	Monthly	(251,940)
Alexander’s, Inc.	Barclays Bank PLC	371,393	02/16/27	0.20%	1D OBFR01	Monthly	(1,104)
Alexander’s, Inc.	UBS AG	131,404	01/14/31	0.20%	1D OBFR01	Monthly	5,495
Alexandria Real Estate Equities, Inc.	BNP Paribas SA	2,172,330	04/16/26	0.20%	1D OBFR01	Monthly	(99,398)
Alfresa Holdings Corp.	Bank of America N.A.	1,723,548	02/15/28	0.25%	1D P TONA	Monthly	(40,589)
Alfresa Holdings Corp.	BNP Paribas SA	8,381,885	03/24/27	0.25%	1D TONA	Monthly	(197,389)
Alfresa Holdings Corp.	Goldman Sachs Bank USA	1,387,085	08/19/26	0.25%	1D P TONA	Monthly	(32,665)
Alfresa Holdings Corp.	SG Americas Securities LLC	5,475,519	12/08/27	0.25%	1D P TONA	Monthly	(67,503)
Align Technology, Inc.	Barclays Bank PLC	4,313,372	12/23/26	0.20%	1D OBFR01	Monthly	(150,401)
Alignment Healthcare, Inc.	Barclays Bank PLC	1,692,034	12/23/26	0.20%	1D OBFR01	Monthly	(77,399)
Alkermes PLC	Barclays Bank PLC	3,147,369	12/23/26	0.20%	1D OBFR01	Monthly	(5,562)
Alkermes PLC	BNP Paribas SA	2,325,141	04/16/26	0.20%	1D OBFR01	Monthly	198,851
Alkermes PLC	SG Americas Securities LLC	2,713,698	12/08/27	0.20%	1D OBFR01	Monthly	393,303
Allianz SE, Registered Shares	Citibank N.A.	20,482,248	06/25/26	0.09%	1D ESTR	Monthly	99,705
Allianz SE, Registered Shares	Citibank N.A.	24,459,832	07/06/26	0.14%	1D ESTR	Monthly	155,908
Allient, Inc.	Bank of America N.A.	612,166	02/15/28	0.20%	1D OBFR01	Monthly	(7,923)
Allient, Inc.	BNP Paribas SA	1,235,458	04/16/26	0.20%	1D OBFR01	Monthly	(15,990)
Allient, Inc.	Goldman Sachs Bank USA	81,898	08/19/26	0.20%	1D FEDL01	Monthly	(1,060)
Allient, Inc.	UBS AG	527,919	04/21/28	0.20%	1D OBFR01	Monthly	(6,833)
Allison Transmission Holdings, Inc.	Bank of America N.A.	2,018,869	02/15/28	0.20%	1D OBFR01	Monthly	(35,528)
Allison Transmission Holdings, Inc.	Barclays Bank PLC	3,572,003	02/16/27	0.20%	1D OBFR01	Monthly	(70,559)
Allstate Corp.	Barclays Bank PLC	517,599	02/16/27	0.20%	1D OBFR01	Monthly	4,352
Allstate Corp.	BNP Paribas SA	97,344	01/28/28	0.20%	1D OBFR01	Monthly	1,753
Allstate Corp.	SG Americas Securities LLC	2,532,356	12/08/27	0.20%	1D OBFR01	Monthly	(145,272)
Allstate Corp.	UBS AG	914,804	01/14/31	0.20%	1D OBFR01	Monthly	20,250
Ally Financial, Inc.	BNP Paribas SA	3,652,394	04/16/26	0.20%	1D OBFR01	Monthly	(76,944)
Alm Brand A/S	Citibank N.A.	1,966,714	02/26/26	0.26%	DESTR	Monthly	(122,589)
Alm Brand A/S	SG Americas Securities LLC	5,194,203	12/08/27	0.26%	DESTR	Monthly	(183,764)
Almirall SA	Barclays Bank PLC	222,501	12/10/26	0.26%	1D ESTR	Monthly	1,216
Alnylam Pharmaceuticals, Inc.	Bank of America N.A.	1,295,892	02/15/28	0.20%	1D OBFR01	Monthly	(61,973)
Alnylam Pharmaceuticals, Inc.	Barclays Bank PLC	3,840,600	02/16/27	0.20%	1D OBFR01	Monthly	(331,537)
Alnylam Pharmaceuticals, Inc.	BNP Paribas SA	280,048	04/16/26	0.20%	1D OBFR01	Monthly	(18,052)
Alnylam Pharmaceuticals, Inc.	BNP Paribas SA	4,979,856	01/28/28	0.20%	1D OBFR01	Monthly	(224,365)
Alpen Co., Ltd.	Morgan Stanley & Co. International PLC	116,074	01/06/27	0.25%	1D P TONA	Monthly	(3,805)
Alpha Metallurgical Resources, Inc.	Bank of America N.A.	5,979,866	02/15/28	0.20%	1D OBFR01	Monthly	(954,527)
Alphabet, Inc.	Bank of America N.A.	194,683	02/15/28	0.20%	1D OBFR01	Monthly	4,373
Alphabet, Inc.	Barclays Bank PLC	143,585	02/16/27	0.20%	1D OBFR01	Monthly	3,337
Alphabet, Inc., Class A	Barclays Bank PLC	1,136,212	12/23/26	0.20%	1D OBFR01	Monthly	13,326
Alphabet, Inc., Class A	Barclays Bank PLC	8,621,080	02/23/27	0.20%	1D OBFR01	Monthly	172,328
Alphabet, Inc., Class C	Barclays Bank PLC	21,010,987	12/23/26	0.20%	1D OBFR01	Monthly	488,377
Alphatec Holdings, Inc.	SG Americas Securities LLC	3,157,283	12/08/27	0.20%	1D OBFR01	Monthly	(1,092,799)
Alphatec Holdings, Inc.	UBS AG	874,222	04/21/28	0.20%	1D OBFR01	Monthly	(131,684)
Alps Alpine Co., Ltd.	SG Americas Securities LLC	14,133,850	12/08/27	0.25%	1D P TONA	Monthly	582,945
ALSOK Co. Ltd.	SG Americas Securities LLC	21,705,141	12/08/27	0.25%	1D P TONA	Monthly	(1,017,791)
AltaGas Ltd.	Morgan Stanley & Co. International PLC	805,633	01/06/27	0.20%	CABROVER	Monthly	6,326
Altria Group, Inc.	SG Americas Securities LLC	22,067,420	12/08/27	0.20%	1D OBFR01	Monthly	2,385,775
Amada Co. Ltd.	Bank of America N.A.	7,843,310	02/15/28	0.25%	1D P TONA	Monthly	(133,861)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Amada Co. Ltd.	BNP Paribas SA	$ 9,214,390	09/07/26	0.25%	1D TONA	Monthly	$ (157,261)
Amada Co. Ltd.	BNP Paribas SA	2,902,468	03/24/27	0.25%	1D TONA	Monthly	(49,536)
Amada Co. Ltd.	BNP Paribas SA	2,714,955	01/21/28	0.25%	1D TONA	Monthly	(49,059)
Amada Co. Ltd.	Goldman Sachs Bank USA	1,687,784	08/19/26	0.25%	1D P TONA	Monthly	(28,805)
Amada Co. Ltd.	Goldman Sachs Bank USA	5,421,763	08/19/26	0.25%	1D P TONA	Monthly	(92,532)
Amada Co. Ltd.	SG Americas Securities LLC	5,094,060	12/08/27	0.25%	1D P TONA	Monthly	232,608
Amada Co. Ltd.	SG Americas Securities LLC	8,370,039	12/08/27	0.25%	1D P TONA	Monthly	382,197
Amada Co. Ltd.	UBS AG	5,683,728	04/18/28	0.25%	1D P TONA	Monthly	(97,003)
Amada Co. Ltd.	UBS AG	4,942,145	09/03/29	0.25%	1D P TONA	Monthly	(84,347)
Amadeus IT Group SA	SG Americas Securities LLC	48,030	12/08/27	0.26%	1D ESTR	Monthly	(5,053)
Amano Corp.	SG Americas Securities LLC	1,401,215	12/08/27	0.25%	1D P TONA	Monthly	(106,857)
Amazon.com, Inc.	Barclays Bank PLC	17,580,865	02/23/27	0.20%	1D OBFR01	Monthly	(17,442)
Amazon.com, Inc.	SG Americas Securities LLC	47,898,725	12/08/27	0.20%	1D OBFR01	Monthly	(1,359,422)
Ambea AB	Barclays Bank PLC	4,814,044	01/18/27	0.28%	1D STIBOR	Monthly	83,895
Ambea AB	Goldman Sachs Bank USA	114,172	08/19/26	0.26%	1D STIBOR	Monthly	3,728
Amentum Holdings, Inc.	UBS AG	36,571	01/22/31	0.20%	1D OBFR01	Monthly	(4)
Ameren Corp.	Bank of America N.A.	335,198	02/15/28	0.20%	1D OBFR01	Monthly	(2,739)
Ameren Corp.	BNP Paribas SA	2,168	04/16/26	0.20%	1D OBFR01	Monthly	1
American Airlines Group, Inc.	SG Americas Securities LLC	3,605,662	12/08/27	0.20%	1D OBFR01	Monthly	(557,009)
American Axle & Manufacturing Holdings, Inc.	UBS AG	14,754,152	04/21/28	0.20%	1D OBFR01	Monthly	321,565
American Eagle Outfitters, Inc.	SG Americas Securities LLC	16,867,214	12/08/27	0.20%	1D OBFR01	Monthly	(2,688,371)
American Express Co.	BNP Paribas SA	306,389	01/28/28	0.20%	1D OBFR01	Monthly	(6,340)
American Express Co.	UBS AG	15,010	01/14/31	0.20%	1D OBFR01	Monthly	(218)
American Healthcare REIT, Inc.	UBS AG	4,208,374	04/18/28	0.20%	1D OBFR01	Monthly	(93,851)
American International Group, Inc.	Bank of America N.A.	1,483,947	02/15/28	0.20%	1D OBFR01	Monthly	(50)
American Resources Corp.	Barclays Bank PLC	85,392	02/16/27	0.20%	1D OBFR01	Monthly	(20,991)
American Resources Corp.	UBS AG	457,999	01/14/31	0.20%	1D OBFR01	Monthly	(88,485)
American Tower Corp.	Bank of America N.A.	5,211,603	02/15/28	0.20%	1D OBFR01	Monthly	50,265
American Tower Corp.	BNP Paribas SA	4,611,223	01/28/28	0.20%	1D OBFR01	Monthly	(35,998)
American Tower Corp.	Morgan Stanley & Co. International PLC	31,948,853	02/05/27	0.20%	1D FEDL01	Monthly	420,688
American Tower Corp.	UBS AG	8,930,878	01/14/31	0.20%	1D OBFR01	Monthly	(25,323)
American Tower Corp.	UBS AG	1,024,062	01/22/31	0.20%	1D OBFR01	Monthly	(14)
American Water Works Co., Inc.	UBS AG	6,311,658	01/22/31	0.20%	1D OBFR01	Monthly	(28,579)
Americold Realty Trust, Inc.	Morgan Stanley & Co. International PLC	13,414,573	02/08/27	0.20%	1D FEDL01	Monthly	(579,195)
Ameriprise Financial, Inc.	Barclays Bank PLC	18,638,040	12/23/26	0.20%	1D OBFR01	Monthly	701,398
Ameriprise Financial, Inc.	UBS AG	12,821,395	04/18/28	0.20%	1D OBFR01	Monthly	481,717
Ameris Bancorp	UBS AG	112,564	04/21/28	0.20%	1D OBFR01	Monthly	305
AMERISAFE, Inc.	Barclays Bank PLC	222,697	12/23/26	0.20%	1D OBFR01	Monthly	(2,979)
AMETEK, Inc.	Bank of America N.A.	338,886	02/15/28	0.20%	1D OBFR01	Monthly	(4)
AMETEK, Inc.	Barclays Bank PLC	15,801,148	12/23/26	0.20%	1D OBFR01	Monthly	146,676
AMETEK, Inc.	BNP Paribas SA	8,298,697	04/16/26	0.20%	1D OBFR01	Monthly	345,811
AMETEK, Inc.	Goldman Sachs Bank USA	3,300,557	08/19/26	0.20%	1D FEDL01	Monthly	137,536
Amgen, Inc.	Bank of America N.A.	729,447	02/15/28	0.20%	1D OBFR01	Monthly	6,279
Amgen, Inc.	BNP Paribas SA	2,698,158	04/16/26	0.20%	1D OBFR01	Monthly	32,780
Amgen, Inc.	BNP Paribas SA	441,002	01/28/28	0.20%	1D OBFR01	Monthly	15,408
Amgen, Inc.	UBS AG	1,270,293	01/14/31	0.20%	1D OBFR01	Monthly	(6,363)
Amneal Pharmaceuticals, Inc., Class A	SG Americas Securities LLC	867,979	12/08/27	0.20%	1D OBFR01	Monthly	31,563
Amneal Pharmaceuticals, Inc., Class A	UBS AG	3,784,976	04/21/28	0.20%	1D OBFR01	Monthly	140,609
AMP Ltd.	Barclays Bank PLC	11,792,558	05/12/27	0.00%	1D AONIA	Monthly	(299,312)
Amphenol Corp., Class A	Morgan Stanley & Co. International PLC	12,453,760	02/05/27	0.20%	1D FEDL01	Monthly	(687,611)
Amplifon SpA	Barclays Bank PLC	19,234,759	08/17/26	0.26%	1D ESTR	Monthly	(235,224)
Amplifon SpA	Barclays Bank PLC	7,512,014	12/10/26	0.26%	1D ESTR	Monthly	(95,624)
Ampol Ltd.	Bank of America N.A.	1,526,522	02/15/28	0.25%	1D AONIA	Monthly	(38,103)
Ampol Ltd.	Barclays Bank PLC	8,862,583	09/09/27	0.00%	1D AONIA	Monthly	(456,457)
Ampol Ltd.	BNP Paribas SA	10,113,816	03/22/27	0.25%	1D AONIA	Monthly	(243,459)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Amrize Ltd.	BNP Paribas SA	$ 539,207	01/28/28	0.00%	1D OBFR01	Monthly	$ (10)
ams-OSRAM AG	Barclays Bank PLC	134,342	12/10/26	0.26%	SSARON	Monthly	(5,396)
Amundi SA	Barclays Bank PLC	411,825	02/26/27	0.26%	1D ESTR	Monthly	624
Amundi SA	Citibank N.A.	162,130	07/06/26	0.26%	1D ESTR	Monthly	307
Analog Devices, Inc.	Bank of America N.A.	7,116,844	02/15/28	0.20%	1D OBFR01	Monthly	54,225
Analog Devices, Inc.	Bank of America N.A.	84,286	02/15/28	0.20%	1D OBFR01	Monthly	2,450
Analog Devices, Inc.	Barclays Bank PLC	334,744	02/16/27	0.20%	1D OBFR01	Monthly	2,561
Analog Devices, Inc.	BNP Paribas SA	1,416,561	01/28/28	0.20%	1D OBFR01	Monthly	32,451
Analog Devices, Inc.	UBS AG	379,481	01/14/31	0.20%	1D OBFR01	Monthly	2,902
Andean Precious Metals Corp.	Morgan Stanley & Co. International PLC	114,484	01/04/27	0.20%	CABROVER	Monthly	(28,427)
Andersons, Inc.	Barclays Bank PLC	1,517,095	12/23/26	0.20%	1D OBFR01	Monthly	43,813
Andersons, Inc.	SG Americas Securities LLC	3,603,114	12/08/27	0.20%	1D OBFR01	Monthly	525,482
Anglo American PLC	Barclays Bank PLC	15,098,991	08/17/26	0.25%	1D SONIA	Monthly	210,498
Anglo American PLC	Barclays Bank PLC	13,938,123	12/10/26	0.25%	1D SONIA	Monthly	185,463
ANI Pharmaceuticals, Inc.	Barclays Bank PLC	3,122,456	12/23/26	0.20%	1D OBFR01	Monthly	(129,447)
Antero Resources Corp.	BNP Paribas SA	1,339,180	01/24/28	0.20%	1D OBFR01	Monthly	19,130
Antofagasta PLC	Citibank N.A.	27,183,530	07/06/26	0.00%	1D SONIA	Monthly	784,242
Antofagasta PLC	UBS AG	13,668,067	04/18/28	0.25%	1D SONIA	Monthly	(127,816)
Aon PLC, Class A	UBS AG	7,478,344	01/22/31	0.20%	1D OBFR01	Monthly	128,423
AP Moller - Maersk A/S, Class A	Morgan Stanley & Co. International PLC	5,773,353	01/04/27	0.26%	DESTR	Monthly	190,320
AP Moller - Maersk A/S, Class A	Morgan Stanley & Co. International PLC	11,373,831	01/06/27	0.26%	DESTR	Monthly	467,689
AP Moller - Maersk A/S, Class B	Barclays Bank PLC	976,818	02/26/27	0.26%	DESTR	Monthly	46,890
AP Moller - Maersk A/S, Class B	UBS AG	20,808,094	04/18/28	(0.05)%	DESTR	Monthly	1,087,883
APERAM SA	BNP Paribas SA	218,694	01/13/28	0.26%	1D ESTR	Monthly	5,785
API Group Corp.	BNP Paribas SA	328,365	04/16/26	0.20%	1D OBFR01	Monthly	(3,080)
Appian Corp., Class A	Barclays Bank PLC	1,535,250	12/23/26	0.20%	1D OBFR01	Monthly	(74,852)
Appian Corp., Class A	Citibank N.A.	1,802,035	06/25/26	0.20%	1D OBFR01	Monthly	(87,859)
Appier Group, Inc.	Morgan Stanley & Co. International PLC	113,918	01/06/27	0.25%	1D P TONA	Monthly	(3,767)
Apple Hospitality REIT, Inc.	Barclays Bank PLC	2,739,206	12/23/26	0.20%	1D OBFR01	Monthly	(180,269)
Apple, Inc.	BNP Paribas SA	613,432	01/28/28	0.20%	1D OBFR01	Monthly	29,300
Apple, Inc.	SG Americas Securities LLC	28,846,176	12/08/27	0.20%	1D OBFR01	Monthly	48,998
Applied Industrial Technologies, Inc.	Bank of America N.A.	23,064,805	02/15/28	0.20%	1D OBFR01	Monthly	(1,801,287)
Applied Materials, Inc.	BNP Paribas SA	2,459,542	04/16/26	0.20%	1D OBFR01	Monthly	22,000
AppLovin Corp., Class A	UBS AG	511,491	01/14/31	0.20%	1D OBFR01	Monthly	(66,294)
Aptiv PLC	Barclays Bank PLC	7,768,557	12/23/26	0.20%	1D OBFR01	Monthly	(180,604)
Aptiv PLC	Barclays Bank PLC	3,855,062	02/23/27	0.20%	1D OBFR01	Monthly	(88,621)
Arcadis NV	Morgan Stanley & Co. International PLC	1,470,192	01/04/27	0.26%	1D ESTR	Monthly	4,970
ArcelorMittal SA	Barclays Bank PLC	714,342	02/19/27	0.26%	1D ESTR	Monthly	(8,229)
ArcelorMittal SA	BNP Paribas SA	106,819	01/13/28	0.00%	1D ESTR	Monthly	9,346
Arch Capital Group Ltd.	BNP Paribas SA	16,824	01/28/28	0.20%	1D OBFR01	Monthly	944
Arch Capital Group Ltd.	Morgan Stanley & Co. International PLC	5,458,183	02/05/27	0.20%	1D FEDL01	Monthly	208,274
Arch Capital Group Ltd.	UBS AG	135,251	01/14/31	0.20%	1D OBFR01	Monthly	8,040
Archrock, Inc.	Barclays Bank PLC	13,367,411	12/23/26	0.20%	1D OBFR01	Monthly	804,631
Arcosa, Inc.	Barclays Bank PLC	1,976,156	12/23/26	0.20%	1D OBFR01	Monthly	(37,264)
Arcosa, Inc.	Citibank N.A.	2,902,400	06/25/26	0.20%	1D OBFR01	Monthly	(54,729)
ARE Holdings, Inc.	UBS AG	1,088,503	04/03/28	0.25%	1D P TONA	Monthly	(40,595)
Arena REIT	Morgan Stanley & Co. International PLC	114,728	01/06/27	0.29%	1D AONIA	Monthly	(1,712)
Argan, Inc.	Bank of America N.A.	4,196,395	02/15/28	0.20%	1D OBFR01	Monthly	(151,522)
Argan, Inc.	Barclays Bank PLC	428,274	12/23/26	0.20%	1D OBFR01	Monthly	(17,643)
Argan, Inc.	Barclays Bank PLC	5,233,502	02/16/27	0.20%	1D OBFR01	Monthly	(377,086)
Argan, Inc.	BNP Paribas SA	1,384,894	01/28/28	0.00%	1D OBFR01	Monthly	(121,067)
Argan, Inc.	UBS AG	592,729	01/14/31	0.20%	1D OBFR01	Monthly	31,375
Aristocrat Leisure Ltd.	Barclays Bank PLC	20,728,600	09/09/27	0.00%	1D AONIA	Monthly	(1,572,980)
Aristocrat Leisure Ltd.	Goldman Sachs Bank USA	55,048	08/19/26	0.30%	1D AONIA	Monthly	(4,116)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Aristocrat Leisure Ltd.	Morgan Stanley & Co. International PLC	$ 8,716,148	01/06/27	0.29%	1D AONIA	Monthly	$ (661,421)
Aristocrat Leisure Ltd.	Morgan Stanley & Co. International PLC	36,954,325	01/07/27	0.29%	1D AONIA	Monthly	(2,804,261)
Aristocrat Leisure Ltd.	SG Americas Securities LLC	15,923,282	12/08/27	0.30%	1D AONIA	Monthly	(927,798)
Aristocrat Leisure Ltd.	UBS AG	259,099	01/03/31	0.25%	1D AONIA	Monthly	(19,780)
Aritzia, Inc.	Bank of America N.A.	2,306,541	02/15/28	0.20%	CABROVER	Monthly	(238,450)
Aritzia, Inc.	Barclays Bank PLC	2,234,755	02/16/27	0.20%	CABROVER	Monthly	(213,485)
Aritzia, Inc.	BNP Paribas SA	835,595	01/17/28	0.20%	CABROVER	Monthly	(97,649)
Aritzia, Inc.	Morgan Stanley & Co. International PLC	306,191	01/04/27	0.20%	CABROVER	Monthly	(30,309)
Aritzia, Inc.	Morgan Stanley & Co. International PLC	2,953,081	01/06/27	0.20%	CABROVER	Monthly	(345,049)
Aritzia, Inc.	SG Americas Securities LLC	17,808,836	12/08/27	0.20%	CABROVER	Monthly	(2,547,979)
Arizona Sonoran Copper Co., Inc.	BNP Paribas SA	185,362	01/17/28	0.20%	CABROVER	Monthly	(441)
Arjo AB	Barclays Bank PLC	109,160	01/18/27	0.28%	1D STIBOR	Monthly	(13,465)
Arkema SA	Bank of America N.A.	81,705	02/15/28	0.26%	1D ESTR	Monthly	(4,199)
ARM Holdings PLC, ADR	SG Americas Securities LLC	624,127	12/08/27	0.20%	1D OBFR01	Monthly	(57,607)
Artis Real Estate Investment Trust	Goldman Sachs Bank USA	1,394	08/19/26	0.20%	1D CORRA	Monthly	8
Artisan Partners Asset Management, Inc., Class A	Barclays Bank PLC	12,625,033	12/23/26	0.20%	1D OBFR01	Monthly	168,992
Asahi Group Holdings Ltd.	Barclays Bank PLC	1,188,292	01/26/27	0.22%	1D P TONA	Monthly	(24,156)
Asahi Group Holdings Ltd.	Barclays Bank PLC	21,700,777	05/12/27	0.22%	1D P TONA	Monthly	(408,181)
Asahi Group Holdings Ltd.	SG Americas Securities LLC	25,797,596	12/08/27	0.25%	1D P TONA	Monthly	(264,069)
Asahi Intecc Co., Ltd.	SG Americas Securities LLC	21,813,712	12/08/27	0.25%	1D P TONA	Monthly	(3,041,445)
Asahi Kasei Corp.	Barclays Bank PLC	645,080	01/26/27	0.25%	1D P TONA	Monthly	(2,873)
Asahi Kasei Corp.	Barclays Bank PLC	16,379,866	05/12/27	0.25%	1D P TONA	Monthly	(72,472)
Asahi Kasei Corp.	BNP Paribas SA	4,128,510	09/07/26	0.25%	1D TONA	Monthly	28,372
Ascendis Pharma A/S	BNP Paribas SA	792,982	01/24/28	0.20%	1D OBFR01	Monthly	(8,867)
Ascendis Pharma A/S, ADR	BNP Paribas SA	2,550,159	04/16/26	0.20%	1D OBFR01	Monthly	131,161
Ascendis Pharma A/S, ADR	SG Americas Securities LLC	4,100,268	12/08/27	0.20%	1D OBFR01	Monthly	340,789
ASGN, Inc.	Barclays Bank PLC	3,262,762	12/23/26	0.20%	1D OBFR01	Monthly	36,098
ASGN, Inc.	Citibank N.A.	8,506,055	06/25/26	0.20%	1D OBFR01	Monthly	94,108
ASM International NV	Barclays Bank PLC	17,530,034	08/17/26	0.26%	1D ESTR	Monthly	(115,253)
ASM International NV	Morgan Stanley & Co. International PLC	15,803,745	01/06/27	0.26%	1D ESTR	Monthly	(103,903)
ASML Holding NV	Bank of America N.A.	2,587,660	02/15/28	0.26%	1D ESTR	Monthly	110,950
ASML Holding NV	Barclays Bank PLC	1,091,882	02/19/27	0.26%	1D ESTR	Monthly	23,697
ASML Holding NV	BNP Paribas SA	532,263	01/13/28	0.26%	1D ESTR	Monthly	4,018
ASML Holding NV	Morgan Stanley & Co. International PLC	21,003,907	01/06/27	0.26%	1D ESTR	Monthly	402,864
ASML Holding NV	SG Americas Securities LLC	60,328,402	12/08/27	0.24%	1D ESTR	Monthly	10,080,646
ASML Holding NV	UBS AG	1,742,123	01/03/31	0.26%	1D ESTR	Monthly	76,069
Asmpt Ltd.	Barclays Bank PLC	2,792,222	09/09/27	0.15%	HONIA	Monthly	(103,689)
ASP Isotopes, Inc.	Morgan Stanley & Co. International PLC	102,690	02/08/27	0.20%	1D FEDL01	Monthly	(12,852)
Aspen Group Ltd.	Barclays Bank PLC	355,618	01/20/27	0.00%	1D AONIA	Monthly	(28,197)
ASR Nederland NV	BNP Paribas SA	12,879,740	08/17/26	0.26%	1D ESTR	Monthly	(26,514)
ASR Nederland NV	UBS AG	10,089,337	04/18/28	0.26%	1D ESTR	Monthly	(20,769)
Assa Abloy AB	SG Americas Securities LLC	2,971,763	12/08/27	0.26%	1D STIBOR	Monthly	(21,825)
Assa Abloy AB, Class B	UBS AG	28,117,859	09/03/29	0.25%	TN STIBOR	Monthly	(586,516)
Assured Guaranty Ltd.	Bank of America N.A.	14,973	02/15/28	0.20%	1D OBFR01	Monthly	(124)
Assured Guaranty Ltd.	Barclays Bank PLC	14,021,459	12/23/26	0.20%	1D OBFR01	Monthly	69,750
Asta Energy Solutions AG	UBS AG	613,475	04/18/28	0.26%	1D ESTR	Monthly	222,515
Astec Industries, Inc.	UBS AG	271,185	04/21/28	0.20%	1D OBFR01	Monthly	(1,715)
Astellas Pharma, Inc.	BNP Paribas SA	18,243,752	09/07/26	0.25%	1D TONA	Monthly	(1,183,277)
Astellas Pharma, Inc.	SG Americas Securities LLC	2,323,679	12/08/27	0.25%	1D P TONA	Monthly	(63,322)
Astellas Pharma, Inc.	SG Americas Securities LLC	14,178,014	12/08/27	0.25%	1D P TONA	Monthly	(386,363)
AT&T, Inc.	Bank of America N.A.	468,951	02/15/28	0.20%	1D OBFR01	Monthly	53,021
AT&T, Inc.	Barclays Bank PLC	25,443	02/16/27	0.20%	1D OBFR01	Monthly	2,838
AT&T, Inc.	SG Americas Securities LLC	18,349,270	12/08/27	0.20%	1D OBFR01	Monthly	1,499,484

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Atco Ltd., Class I	Morgan Stanley & Co. International PLC	$ 9,979,677	01/04/27	0.20%	CABROVER	Monthly	$ 182,199
AtkinsRealis Group, Inc.	Bank of America N.A.	676,159	02/15/28	0.20%	CABROVER	Monthly	587
Atlassian Corp., Class A	Morgan Stanley & Co. International PLC	3,473,955	02/05/27	0.20%	1D FEDL01	Monthly	(332,848)
Atmus Filtration Technologies, Inc.	Bank of America N.A.	1,467,800	02/15/28	0.20%	1D OBFR01	Monthly	17,391
Atmus Filtration Technologies, Inc.	Barclays Bank PLC	1,469,820	02/16/27	0.20%	1D OBFR01	Monthly	8,415
Atmus Filtration Technologies, Inc.	BNP Paribas SA	6,255,120	01/28/28	0.20%	1D OBFR01	Monthly	120,826
Atmus Filtration Technologies, Inc.	Morgan Stanley & Co. International PLC	115,000	02/08/27	0.20%	1D FEDL01	Monthly	12
Atmus Filtration Technologies, Inc.	UBS AG	1,270,890	01/14/31	0.20%	1D OBFR01	Monthly	2,363
Atoss Software SE	BNP Paribas SA	103,926	03/24/27	0.26%	1D ESTR	Monthly	(7,693)
Atresmedia Corp de Medios de Comunicacion SA	Bank of America N.A.	184,195	02/15/28	0.26%	1D ESTR	Monthly	8,624
Atresmedia Corp de Medios de Comunicacion SA	Barclays Bank PLC	111,204	02/19/27	0.26%	1D ESTR	Monthly	1,498
Atresmedia Corp de Medios de Comunicacion SA	BNP Paribas SA	113,372	03/17/27	0.26%	1D ESTR	Monthly	4,836
AtriCure, Inc.	SG Americas Securities LLC	3,428,232	12/08/27	0.20%	1D OBFR01	Monthly	(442,626)
Attendo AB	UBS AG	1,978,685	04/24/28	0.25%	TN STIBOR	Monthly	115,125
Aurizon Holdings Ltd.	Barclays Bank PLC	3,441,367	09/09/27	0.00%	1D AONIA	Monthly	109,623
Aurubis AG	Barclays Bank PLC	604,714	02/26/27	0.26%	1D ESTR	Monthly	29,012
Aurubis AG	Citibank N.A.	424,649	07/06/26	0.26%	1D ESTR	Monthly	(12,235)
Aurubis AG	JPMorgan Chase Bank N.A.	8,228,090	02/10/26	(0.75)%	1D ESTR	Monthly	412,574
Aurubis AG	SG Americas Securities LLC	3,099,869	12/08/27	0.26%	1D ESTR	Monthly	242,492
Autobacs Seven Co. Ltd.	BNP Paribas SA	2,197,099	03/24/27	0.25%	1D TONA	Monthly	9,047
Autobacs Seven Co. Ltd.	SG Americas Securities LLC	3,289,210	12/08/27	0.25%	1D P TONA	Monthly	15,215
Autodesk, Inc.	BNP Paribas SA	371,748	04/16/26	0.20%	1D OBFR01	Monthly	(26,580)
Autodesk, Inc.	UBS AG	9,465,742	01/22/31	0.20%	1D OBFR01	Monthly	(338,147)
Autoliv, Inc.	SG Americas Securities LLC	3,793,395	12/08/27	0.20%	1D OBFR01	Monthly	(107,577)
AutoZone, Inc.	Morgan Stanley & Co. International PLC	1,054,110	02/05/27	0.20%	1D FEDL01	Monthly	1,613
AvalonBay Communities, Inc.	UBS AG	430,401	01/14/31	0.20%	1D OBFR01	Monthly	(3,105)
Avio SpA	Barclays Bank PLC	3,835,579	12/10/26	0.26%	1D ESTR	Monthly	(120,766)
Avista Corp.	Morgan Stanley & Co. International PLC	974,766	02/08/27	0.20%	1D FEDL01	Monthly	18,589
Aviva PLC	BNP Paribas SA	12,016,776	08/17/26	0.25%	1D SONIA	Monthly	(534,123)
Aviva PLC	Morgan Stanley & Co. International PLC	3,578,282	01/27/27	0.25%	1D SONIA	Monthly	(47,963)
Avnet, Inc.	SG Americas Securities LLC	6,042,252	12/08/27	0.20%	1D OBFR01	Monthly	1,497,642
Avolta AG, Class N	SG Americas Securities LLC	10,498	12/08/27	0.26%	SSARON	Monthly	94
Avon Technologies PLC	BNP Paribas SA	1,585,610	03/17/27	0.25%	1D SONIA	Monthly	(180,984)
AXA SA	Bank of America N.A.	1,025,699	02/15/28	0.26%	1D ESTR	Monthly	(3,458)
AXA SA	Barclays Bank PLC	41,422,078	08/17/26	0.26%	1D ESTR	Monthly	199,533
AXA SA	UBS AG	36,234,586	04/18/28	0.26%	1D ESTR	Monthly	(805,011)
AXA SA	UBS AG	164,807	01/03/31	0.26%	1D ESTR	Monthly	(3,386)
Axcelis Technologies, Inc.	BNP Paribas SA	9,434,998	04/16/26	0.20%	1D OBFR01	Monthly	(824,218)
Axcelis Technologies, Inc.	SG Americas Securities LLC	9,963,303	12/08/27	0.20%	1D OBFR01	Monthly	(201,184)
Axis Capital Holdings Ltd.	BNP Paribas SA	229,149	01/24/28	0.20%	1D OBFR01	Monthly	(605)
Ayvens SA	Bank of America N.A.	1,982,115	02/15/28	0.26%	1D ESTR	Monthly	44,318
Ayvens SA	Barclays Bank PLC	5,451,244	02/19/27	0.26%	1D ESTR	Monthly	34,688
Ayvens SA	UBS AG	18,006,968	04/24/28	0.26%	1D ESTR	Monthly	503,300
Ayvens SA	UBS AG	2,392,970	01/03/31	0.26%	1D ESTR	Monthly	46,767
Azbil Corp.	Barclays Bank PLC	15,901,244	05/12/27	0.25%	1D P TONA	Monthly	(503,494)
Azenta, Inc.	Bank of America N.A.	5,050,650	02/15/28	0.20%	1D OBFR01	Monthly	(130,348)
B2Gold Corp.	Morgan Stanley & Co. International PLC	6,418,117	01/04/27	0.20%	CABROVER	Monthly	(705,980)
B2Gold Corp.	UBS AG	1,184,777	04/18/28	0.25%	1D CORRA	Monthly	34,955
B2Gold Corp.	UBS AG	2,352,228	01/22/31	0.25%	1D CORRA	Monthly	(180,185)
Babcock & Wilcox Enterprises, Inc.	Bank of America N.A.	617,976	02/15/28	0.20%	1D OBFR01	Monthly	105,583
Babcock & Wilcox Enterprises, Inc.	Barclays Bank PLC	533,949	02/16/27	0.20%	1D OBFR01	Monthly	(41,914)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Babcock & Wilcox Enterprises, Inc.	UBS AG	$ 31,146	01/14/31	0.20%	1D OBFR01	Monthly	$ 4,985
Babcock International Group PLC	Bank of America N.A.	891,960	02/15/28	0.25%	1D SONIA	Monthly	(18,226)
Babcock International Group PLC	Barclays Bank PLC	10,911,143	08/17/26	0.25%	1D SONIA	Monthly	(172,234)
Babcock International Group PLC	Barclays Bank PLC	719,171	02/19/27	0.25%	1D SONIA	Monthly	(8,058)
Babcock International Group PLC	Barclays Bank PLC	4,129,785	02/26/27	0.25%	1D SONIA	Monthly	(56,055)
Babcock International Group PLC	BNP Paribas SA	2,368,189	01/13/28	0.25%	1D SONIA	Monthly	(72,289)
Badger Infrastructure Solutions Ltd.	Barclays Bank PLC	814,182	12/23/26	0.20%	CABROVER	Monthly	(22,938)
Badger Infrastructure Solutions Ltd.	UBS AG	8,250,663	04/21/28	0.25%	1D CORRA	Monthly	(252,444)
BAE Systems PLC	Bank of America N.A.	194,270	02/15/28	0.25%	1D SONIA	Monthly	(9,535)
BAE Systems PLC	Barclays Bank PLC	14,288,957	08/17/26	0.25%	1D SONIA	Monthly	(7,794)
BAE Systems PLC	BNP Paribas SA	4,097,938	01/19/28	0.25%	1D SONIA	Monthly	842
BAE Systems PLC	Morgan Stanley & Co. International PLC	31,213,256	01/27/27	0.25%	1D SONIA	Monthly	(17,025)
BAE Systems PLC	SG Americas Securities LLC	4,098,999	12/08/27	0.25%	1D SONIA	Monthly	(79,189)
Balfour Beatty PLC	Bank of America N.A.	34,606,890	02/15/28	0.25%	1D SONIA	Monthly	(186,175)
Balfour Beatty PLC	Goldman Sachs Bank USA	4,554,092	08/19/26	0.25%	1D SONIA	Monthly	(24,500)
Balfour Beatty PLC	UBS AG	1,010,505	04/24/28	0.25%	1D SONIA	Monthly	(7,948)
Ball Corp.	UBS AG	11,305,094	04/18/28	0.20%	1D OBFR01	Monthly	198,229
Baltic Classifieds Group PLC	Barclays Bank PLC	2,657,703	12/10/26	0.25%	1D SONIA	Monthly	(88,142)
Banca Generali SpA	Barclays Bank PLC	1,532,176	12/10/26	0.26%	1D ESTR	Monthly	(2,851)
Banca IFIS SpA	Bank of America N.A.	575,959	02/15/28	0.26%	1D ESTR	Monthly	14,007
Banca IFIS SpA	Goldman Sachs Bank USA	777,673	08/19/26	0.26%	1D ESTR	Monthly	18,913
Banca IFIS SpA	UBS AG	1,627,449	04/24/28	0.26%	1D ESTR	Monthly	39,580
Banca Mediolanum SpA	Barclays Bank PLC	1,396,039	08/17/26	0.26%	1D ESTR	Monthly	13,541
Banca Mediolanum SpA	Morgan Stanley & Co. International PLC	4,401,348	01/04/27	0.26%	1D ESTR	Monthly	42,692
Banca Mediolanum SpA	SG Americas Securities LLC	954,156	12/08/27	0.26%	1D ESTR	Monthly	14,996
Banca Monte dei Paschi di Siena SpA	Citibank N.A.	6,380,880	06/25/26	0.26%	1D ESTR	Monthly	(138,604)
Banca Monte dei Paschi di Siena SpA	Citibank N.A.	2,297,615	07/06/26	0.26%	1D ESTR	Monthly	20,379
Banco BPM SpA	Barclays Bank PLC	2,882,321	12/10/26	0.26%	1D ESTR	Monthly	17,151
Banco BPM SpA	Barclays Bank PLC	181,846	02/19/27	0.26%	1D ESTR	Monthly	874
Banco Comercial Portugues SA	BNP Paribas SA	429,347	01/13/28	0.26%	1D ESTR	Monthly	7,051
Banco de Sabadell SA	Barclays Bank PLC	10,583,735	12/10/26	0.26%	1D ESTR	Monthly	275,050
Banco de Sabadell SA	Barclays Bank PLC	127,629	02/19/27	0.26%	1D ESTR	Monthly	3,137
Banco de Sabadell SA	BNP Paribas SA	349,473	01/13/28	0.26%	1D ESTR	Monthly	10,654
Banco Santander SA	SG Americas Securities LLC	10,226,490	12/08/27	0.17%	1D ESTR	Monthly	467,554
Banco Santander SA	UBS AG	18,737,332	09/03/29	0.26%	1D ESTR	Monthly	425,028
Bandwidth, Inc., Class A	Bank of America N.A.	115,830	02/15/28	0.20%	1D OBFR01	Monthly	3,767
Bandwidth, Inc., Class A	Barclays Bank PLC	1,798,726	12/23/26	0.20%	1D OBFR01	Monthly	23,479
Bandwidth, Inc., Class A	Goldman Sachs Bank USA	571,020	08/19/26	0.20%	1D FEDL01	Monthly	18,570
Bandwidth, Inc., Class A	SG Americas Securities LLC	47,870	12/08/27	0.20%	1D OBFR01	Monthly	(441)
Bank Hapoalim BM	BNP Paribas SA	664,163	07/19/27	0.70%	SHIR	Monthly	(25,361)
Bank Hapoalim BM	Citibank N.A.	1,310,457	07/13/26	0.55%	SHIR	Monthly	(12,236)
Bank of America Corp.	Barclays Bank PLC	27,585,147	12/23/26	0.20%	1D OBFR01	Monthly	509,081
Bank of America Corp.	Barclays Bank PLC	402,711	02/16/27	0.20%	1D OBFR01	Monthly	5,759
Bank of America Corp.	Barclays Bank PLC	12,619,324	02/23/27	0.20%	1D OBFR01	Monthly	180,064
Bank of America Corp.	UBS AG	115,435	01/14/31	0.20%	1D OBFR01	Monthly	1,339
Bank of New York Mellon Corp.	BNP Paribas SA	356,169	01/28/28	0.20%	1D OBFR01	Monthly	473
Bank of New York Mellon Corp.	UBS AG	15,124	01/14/31	0.20%	1D OBFR01	Monthly	(494)
Bankinter SA	Barclays Bank PLC	12,026,197	08/17/26	0.26%	1D ESTR	Monthly	331,046
Bankinter SA	Citibank N.A.	15,544,845	07/06/26	0.01%	1D ESTR	Monthly	427,904
Bankinter SA	JPMorgan Chase Bank N.A.	10,060,590	02/10/26	0.00%	1D ESTR	Monthly	124,328
Barclays PLC	Bank of America N.A.	307,161	02/15/28	0.25%	1D SONIA	Monthly	807
Barclays PLC	SG Americas Securities LLC	74,099,481	12/08/27	0.25%	1D SONIA	Monthly	465,602
Barclays PLC	SG Americas Securities LLC	26,865,102	12/08/27	0.25%	1D SONIA	Monthly	168,806
Barclays PLC	UBS AG	409,739	01/03/31	0.25%	1D SONIA	Monthly	10,401
Barrick Mining Corp.	Morgan Stanley & Co. International PLC	20,466,145	01/04/27	0.20%	CABROVER	Monthly	(1,700,487)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Barrick Mining Corp.	Morgan Stanley & Co. International PLC	$ 12,720,602	01/06/27	0.20%	CABROVER	Monthly	$ (1,056,927)
Barrick Mining Corp.	UBS AG	7,906,908	04/18/28	0.25%	1D CORRA	Monthly	(773,614)
Barry Callebaut AG, Class N, Registered Shares	BNP Paribas SA	191,605	03/22/27	0.26%	SSARON	Monthly	11,257
Bausch Health Cos, Inc.	Morgan Stanley & Co. International PLC	646,693	01/04/27	0.20%	CABROVER	Monthly	(89,838)
Bausch Health Cos, Inc.	UBS AG	1,233,566	04/21/28	0.25%	1D CORRA	Monthly	(280,633)
BAWAG Group AG	Bank of America N.A.	2,214,333	02/15/28	0.26%	1D ESTR	Monthly	33,685
BAWAG Group AG	Barclays Bank PLC	3,429,390	02/19/27	0.26%	1D ESTR	Monthly	(17,752)
BAWAG Group AG	BNP Paribas SA	1,257,494	01/13/28	0.26%	1D ESTR	Monthly	(17,904)
BAWAG Group AG	Morgan Stanley & Co. International PLC	18,933,183	01/04/27	0.26%	1D ESTR	Monthly	(8,454)
BAWAG Group AG	Morgan Stanley & Co. International PLC	23,092,221	01/06/27	0.26%	1D ESTR	Monthly	(10,311)
BAWAG Group AG	UBS AG	4,088,702	01/03/31	0.26%	1D ESTR	Monthly	12,355
Bayerische Motoren Werke AG	Citibank N.A.	361,819	07/06/26	(0.05)%	1D ESTR	Monthly	(1,079)
Baytex Energy Corp.	Morgan Stanley & Co. International PLC	112,920	01/04/27	0.20%	CABROVER	Monthly	5,545
BCE, Inc.	BNP Paribas SA	3,960,471	08/17/26	0.20%	CABROVER	Monthly	176,282
BE Semiconductor Industries NV	Bank of America N.A.	4,845,888	02/15/28	0.00%	1D ESTR	Monthly	(149,923)
BE Semiconductor Industries NV	Bank of America N.A.	14,902,219	02/15/28	0.00%	1D ESTR	Monthly	(461,048)
BE Semiconductor Industries NV	Bank of America N.A.	2,746,726	02/15/28	0.26%	1D ESTR	Monthly	(84,979)
BE Semiconductor Industries NV	Citibank N.A.	532,275	06/25/26	0.26%	1D ESTR	Monthly	2,604
BE Semiconductor Industries NV	Citibank N.A.	1,779,357	07/06/26	0.26%	1D ESTR	Monthly	11,361
Beazley PLC	UBS AG	298,955	01/03/31	0.25%	1D SONIA	Monthly	3,242
Befesa SA	SG Americas Securities LLC	1,880,772	12/08/27	0.26%	1D ESTR	Monthly	(26,488)
Bega Cheese Ltd.	Bank of America N.A.	1,962,321	02/15/28	0.25%	1D AONIA	Monthly	52,531
Bega Cheese Ltd.	Goldman Sachs Bank USA	861,436	08/19/26	0.30%	1D AONIA	Monthly	23,061
Bellevue Gold Ltd.	UBS AG	131,130	04/03/28	0.25%	1D AONIA	Monthly	(11,930)
BellRing Brands, Inc.	Morgan Stanley & Co. International PLC	586,514	02/08/27	0.20%	1D FEDL01	Monthly	(63,697)
Bellway PLC	SG Americas Securities LLC	2,608,838	12/08/27	0.25%	1D SONIA	Monthly	(83,841)
Benchmark Electronics, Inc.	Goldman Sachs Bank USA	4,578,008	08/19/26	0.20%	1D FEDL01	Monthly	241,240
Benchmark Electronics, Inc.	SG Americas Securities LLC	2,826,748	12/08/27	0.20%	1D OBFR01	Monthly	486,801
Bentley Systems, Inc., Class B	Barclays Bank PLC	324,887	02/23/27	0.20%	1D OBFR01	Monthly	(18,395)
Berkeley Group Holdings PLC	Bank of America N.A.	37,857	02/15/28	0.25%	1D SONIA	Monthly	54
Berkeley Group Holdings PLC	Bank of America N.A.	136,059	02/15/28	0.25%	1D SONIA	Monthly	6,940
Berkeley Group Holdings PLC	Barclays Bank PLC	96,496	02/19/27	0.25%	1D SONIA	Monthly	2,321
Berkeley Group Holdings PLC	BNP Paribas SA	307,259	01/13/28	0.25%	1D SONIA	Monthly	9,586
Berkshire Hathaway, Inc., Class B	Bank of America N.A.	11,898,640	02/15/28	0.20%	1D OBFR01	Monthly	6,491
Berkshire Hathaway, Inc., Class B	Barclays Bank PLC	3,880,280	02/16/27	0.20%	1D OBFR01	Monthly	(31,716)
Berkshire Hathaway, Inc., Class B	BNP Paribas SA	17,441,461	01/28/28	0.20%	1D OBFR01	Monthly	(55,405)
Berkshire Hathaway, Inc., Class B	UBS AG	8,737,563	01/14/31	0.20%	1D OBFR01	Monthly	(54,386)
Best Buy Co., Inc.	BNP Paribas SA	5,906,175	04/16/26	0.20%	1D OBFR01	Monthly	(89,816)
Betsson AB	Bank of America N.A.	1,111,344	02/15/28	0.26%	1D STIBOR	Monthly	21,074
Betsson AB	Barclays Bank PLC	81,221	02/19/27	0.26%	1D STIBOR	Monthly	(87)
Betsson AB	BNP Paribas SA	231,259	01/13/28	0.26%	1D STIBOR	Monthly	(4,377)
Betsson AB	UBS AG	632,323	01/03/31	0.25%	TN STIBOR	Monthly	(12,273)
Betsson AB, Class B	Morgan Stanley & Co. International PLC	120,492	01/04/27	0.26%	1D STIBOR	Monthly	(129)
Bezeq The Israeli Telecommunication Corp., Ltd.	Barclays Bank PLC	19,452,410	04/07/27	0.60%	SHIR	Monthly	810,655
BFF Bank SpA	UBS AG	111,731	04/24/28	0.26%	1D ESTR	Monthly	(438)
BGC Group, Inc., Class A	Citibank N.A.	2,562,412	06/25/26	0.20%	1D OBFR01	Monthly	2,955
BGC Group, Inc., Class A	JPMorgan Chase Bank N.A.	710,477	02/10/26	0.20%	1D OBFR01	Monthly	23,360
BGC Group, Inc., Class A	SG Americas Securities LLC	6,603,575	12/08/27	0.20%	1D OBFR01	Monthly	192,267
BigBear.ai Holdings, Inc.	Barclays Bank PLC	5,200,106	12/23/26	0.20%	1D OBFR01	Monthly	(780,454)
Bilfinger SE	Morgan Stanley & Co. International PLC	1,233,452	01/04/27	0.26%	1D ESTR	Monthly	(27,256)
BioGaia AB, Class B	Bank of America N.A.	364,006	02/15/28	0.26%	1D STIBOR	Monthly	2,760
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Biogen, Inc.	BNP Paribas SA	$ 3,428,208	04/16/26	0.20%	1D OBFR01	Monthly	$ 230,215
BioMarin Pharmaceutical, Inc.	BNP Paribas SA	3,163,937	04/16/26	0.20%	1D OBFR01	Monthly	84,456
BioMarin Pharmaceutical, Inc.	SG Americas Securities LLC	6,005,368	12/08/27	0.20%	1D OBFR01	Monthly	(379,129)
Biomerieux	Citibank N.A.	545,102	06/25/26	0.26%	1D ESTR	Monthly	(20,210)
Biomerieux	Citibank N.A.	1,262,884	07/06/26	0.26%	1D ESTR	Monthly	(67,943)
BioNTech SE, ADR	SG Americas Securities LLC	7,521,002	12/08/27	0.20%	1D OBFR01	Monthly	1,133,666
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley & Co. International PLC	7,688,797	02/05/27	0.20%	1D FEDL01	Monthly	(290,200)
Bio-Techne Corp.	Morgan Stanley & Co. International PLC	2,859,341	02/05/27	0.20%	1D FEDL01	Monthly	(228,255)
BIPROGY, Inc.	Barclays Bank PLC	13,108,616	05/12/27	0.00%	1D P TONA	Monthly	(233,351)
Birchcliff Energy Ltd.	Barclays Bank PLC	3,039,500	12/23/26	0.20%	CABROVER	Monthly	85,379
BitMine Immersion Technologies, Inc.	Bank of America N.A.	2,493,734	02/15/28	0.20%	1D OBFR01	Monthly	(99)
BJ’s Restaurants, Inc.	Morgan Stanley & Co. International PLC	123,078	02/08/27	0.20%	1D FEDL01	Monthly	(5,564)
BJ’s Wholesale Club Holdings, Inc.	SG Americas Securities LLC	3,599,108	12/08/27	0.20%	1D OBFR01	Monthly	88,970
Blackbaud, Inc.	BNP Paribas SA	4,751,662	04/16/26	0.20%	1D OBFR01	Monthly	(269,592)
Block, Inc., Class A	BNP Paribas SA	9,252,482	04/16/26	0.20%	1D OBFR01	Monthly	(672,691)
Block, Inc., Class A	Morgan Stanley & Co. International PLC	9,172,831	02/05/27	0.20%	1D FEDL01	Monthly	(651,475)
Blue Owl Capital, Inc.	Barclays Bank PLC	2,656,571	02/16/27	0.20%	1D OBFR01	Monthly	(195)
BlueLinx Holdings, Inc.	Bank of America N.A.	663,674	02/15/28	0.20%	1D OBFR01	Monthly	(79,231)
BlueLinx Holdings, Inc.	Barclays Bank PLC	2,752,660	12/23/26	0.20%	1D OBFR01	Monthly	(205,094)
BlueLinx Holdings, Inc.	Goldman Sachs Bank USA	457,905	08/19/26	0.20%	1D FEDL01	Monthly	(54,666)
BlueLinx Holdings, Inc.	SG Americas Securities LLC	1,927,590	12/08/27	0.20%	1D OBFR01	Monthly	73,651
BLUENORD ASA	Morgan Stanley & Co. International PLC	113,619	01/04/27	0.26%	NOWA	Monthly	2,860
BlueScope Steel Ltd.	Bank of America N.A.	4,443,145	02/15/28	0.25%	1D AONIA	Monthly	(144,646)
BlueScope Steel Ltd.	Barclays Bank PLC	3,706,286	01/20/27	0.00%	1D AONIA	Monthly	(50,637)
BlueScope Steel Ltd.	BNP Paribas SA	1,401,066	01/14/28	0.25%	1D AONIA	Monthly	(20,946)
BML, Inc.	BNP Paribas SA	2,866,807	03/24/27	0.25%	1D TONA	Monthly	23,237
BNP Paribas SA	Bank of America N.A.	875,511	02/15/28	0.26%	1D ESTR	Monthly	27,936
BNP Paribas SA	Citibank N.A.	13,888,295	06/25/26	0.26%	1D ESTR	Monthly	451,794
BNP Paribas SA	Citibank N.A.	12,419,518	07/06/26	0.26%	1D ESTR	Monthly	404,014
BNP Paribas SA	JPMorgan Chase Bank N.A.	12,447,175	02/10/26	0.26%	1D ESTR	Monthly	1,316,244
Boardwalk Real Estate Investment Trust	Morgan Stanley & Co. International PLC	5,529,817	01/04/27	0.20%	CABROVER	Monthly	121,480
Boise Cascade Co.	Barclays Bank PLC	5,941,491	12/23/26	0.20%	1D OBFR01	Monthly	(326,570)
Booking Holdings, Inc.	BNP Paribas SA	158,979	01/28/28	0.20%	1D OBFR01	Monthly	(3,922)
Booking Holdings, Inc.	SG Americas Securities LLC	29,194,383	12/08/27	0.20%	1D OBFR01	Monthly	(1,894,341)
Booking Holdings, Inc.	UBS AG	438,040	01/14/31	0.20%	1D OBFR01	Monthly	(12,884)
Boot Barn Holdings, Inc.	SG Americas Securities LLC	1,698,642	12/08/27	0.20%	1D OBFR01	Monthly	(75,188)
Booz Allen Hamilton Holding Corp., Class A	Barclays Bank PLC	2,591,751	02/23/27	0.20%	1D OBFR01	Monthly	(31,020)
BorgWarner, Inc.	SG Americas Securities LLC	34,764,931	12/08/27	0.20%	1D OBFR01	Monthly	(276,432)
BorgWarner, Inc.	UBS AG	48,128,677	04/18/28	0.20%	1D OBFR01	Monthly	(1,178,459)
Boston Beer Co., Inc., Class A	Morgan Stanley & Co. International PLC	1,137,442	02/08/27	0.20%	1D FEDL01	Monthly	(15,937)
Boston Scientific Corp.	Barclays Bank PLC	16,273,721	12/23/26	0.20%	1D OBFR01	Monthly	399,311
Bouygues SA	UBS AG	316,282	01/20/31	0.26%	1D ESTR	Monthly	(122)
Box, Inc., Class A	BNP Paribas SA	1,337,454	04/16/26	0.20%	1D OBFR01	Monthly	(61,411)
Boyd Gaming Corp.	Barclays Bank PLC	495,771	02/16/27	0.20%	1D OBFR01	Monthly	13,921
BP PLC	Barclays Bank PLC	232,252	02/19/27	0.25%	1D SONIA	Monthly	14,129
BP PLC	Citibank N.A.	4,045,430	07/06/26	0.25%	1D SONIA	Monthly	232,011
BP PLC	SG Americas Securities LLC	8,385,304	12/08/27	0.25%	1D SONIA	Monthly	792,056
BP PLC	UBS AG	110,271	01/03/31	0.25%	1D SONIA	Monthly	6,414
Bravida Holding AB	UBS AG	1,111,832	04/24/28	0.25%	TN STIBOR	Monthly	(33,098)
Bravura Solutions Ltd.	Barclays Bank PLC	1,451,834	05/12/27	0.00%	1D AONIA	Monthly	(214,197)
Bridgestone Corp.	BNP Paribas SA	1,082,642	03/24/27	0.25%	1D TONA	Monthly	294
Bridgestone Corp.	BNP Paribas SA	2,463,905	01/21/28	0.25%	1D TONA	Monthly	(43,622)
Bright Horizons Family Solutions, Inc.	Bank of America N.A.	2,364,631	02/15/28	0.20%	1D OBFR01	Monthly	(55,458)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Bright Horizons Family Solutions, Inc.	Barclays Bank PLC	$ 5,732,832	12/23/26	0.20%	1D OBFR01	Monthly	$ (77,215)
Bright Horizons Family Solutions, Inc.	Barclays Bank PLC	432,546	02/16/27	0.20%	1D OBFR01	Monthly	(6,077)
Bright Horizons Family Solutions, Inc.	BNP Paribas SA	8,977,737	01/28/28	0.20%	1D OBFR01	Monthly	5,428
Brightstar Lottery PLC	UBS AG	6,997,467	04/18/28	0.20%	1D OBFR01	Monthly	(47,733)
Brink’s Co.	Barclays Bank PLC	18,596,525	12/23/26	0.20%	1D OBFR01	Monthly	203,236
Bristol-Myers Squibb Co.	Morgan Stanley & Co. International PLC	48,885,008	02/05/27	0.20%	1D FEDL01	Monthly	97,877
Brixmor Property Group, Inc.	BNP Paribas SA	1,835,963	04/16/26	0.20%	1D OBFR01	Monthly	43,677
Broadcom, Inc.	Barclays Bank PLC	1,953,361	02/23/27	0.20%	1D OBFR01	Monthly	3,628
Broadstone Net Lease, Inc.	Barclays Bank PLC	2,188,904	12/23/26	0.20%	1D OBFR01	Monthly	10,695
Broadstone Net Lease, Inc.	Barclays Bank PLC	4,860,336	02/16/27	0.20%	1D OBFR01	Monthly	23,102
Broadstone Net Lease, Inc.	BNP Paribas SA	2,859,555	01/28/28	0.00%	1D OBFR01	Monthly	42,443
Brookdale Senior Living, Inc.	SG Americas Securities LLC	1,349,219	12/08/27	0.20%	1D OBFR01	Monthly	457,771
Brookfield Corp., Class A	Bank of America N.A.	354,778	02/15/28	0.20%	CABROVER	Monthly	(40)
Brookfield Infrastructure Corp., Class A	Morgan Stanley & Co. International PLC	71,638,800	01/04/27	0.20%	CABROVER	Monthly	3,242,719
Brookfield Infrastructure Corp., Class A	Morgan Stanley & Co. International PLC	41,686,432	01/06/27	0.20%	CABROVER	Monthly	1,886,746
Brother Industries Ltd.	JPMorgan Chase Bank N.A.	322,003	02/10/26	0.25%	1D P TONA	Monthly	121
Brother Industries Ltd.	UBS AG	15,647,739	04/03/28	0.25%	1D P TONA	Monthly	(599,657)
Bruker Corp.	UBS AG	291,435	01/22/31	0.20%	1D OBFR01	Monthly	(12,186)
Brunswick Corp.	UBS AG	7,605,314	04/21/28	0.20%	1D OBFR01	Monthly	(729,418)
Buckle, Inc.	Morgan Stanley & Co. International PLC	1,373,629	02/08/27	0.20%	1D FEDL01	Monthly	(144,018)
Bunka Shutter Co. Ltd.	Barclays Bank PLC	109,022	05/12/27	0.00%	1D P TONA	Monthly	(3,114)
Burberry Group PLC	Barclays Bank PLC	1,702,491	08/17/26	0.25%	1D SONIA	Monthly	(227,528)
Burberry Group PLC	Barclays Bank PLC	3,827,788	12/10/26	0.25%	1D SONIA	Monthly	(511,561)
Bureau Veritas SA	Barclays Bank PLC	31,265,788	08/17/26	0.26%	1D ESTR	Monthly	(162,046)
Bureau Veritas SA	Barclays Bank PLC	2,472,562	02/26/27	0.26%	1D ESTR	Monthly	(9,462)
Bureau Veritas SA	Morgan Stanley & Co. International PLC	19,705,066	01/04/27	0.26%	1D ESTR	Monthly	(102,129)
Bureau Veritas SA	Morgan Stanley & Co. International PLC	6,574,021	01/06/27	0.26%	1D ESTR	Monthly	(34,537)
BWX Technologies, Inc.	Bank of America N.A.	685,134	02/15/28	0.20%	1D OBFR01	Monthly	(13,378)
BWX Technologies, Inc.	Barclays Bank PLC	384,885	02/16/27	0.20%	1D OBFR01	Monthly	(1,141)
BWX Technologies, Inc.	BNP Paribas SA	1,426,273	01/28/28	0.20%	1D OBFR01	Monthly	(46,810)
BWX Technologies, Inc.	SG Americas Securities LLC	1,356,714	12/08/27	0.20%	1D OBFR01	Monthly	(12,790)
BWX Technologies, Inc.	UBS AG	519,771	01/14/31	0.20%	1D OBFR01	Monthly	(26,123)
BWX Technologies, Inc.	UBS AG	1,485,847	01/22/31	0.20%	1D OBFR01	Monthly	(34,689)
C3.ai, Inc., Class A	SG Americas Securities LLC	9,084,331	12/08/27	0.20%	1D OBFR01	Monthly	(1,813,558)
Cabot Corp.	Barclays Bank PLC	2,535,652	12/23/26	0.20%	1D OBFR01	Monthly	(26,761)
Cadence Design Systems, Inc.	UBS AG	1,107,986	01/22/31	0.20%	1D OBFR01	Monthly	(31,014)
Cafe de Coral Holdings Ltd.	Barclays Bank PLC	72,697	01/20/27	0.15%	HONIA	Monthly	1,905
CaixaBank SA	UBS AG	897,073	04/18/28	0.26%	1D ESTR	Monthly	44,482
Calix, Inc.	Morgan Stanley & Co. International PLC	107,705	02/08/27	0.20%	1D FEDL01	Monthly	(6)
Callaway Golf Co.	SG Americas Securities LLC	4,399,513	12/08/27	0.20%	1D OBFR01	Monthly	249,457
Cal-Maine Foods, Inc.	Bank of America N.A.	1,102,528	02/15/28	0.20%	1D OBFR01	Monthly	7,085
Cal-Maine Foods, Inc.	Barclays Bank PLC	438,847	02/16/27	0.20%	1D OBFR01	Monthly	10,545
Cal-Maine Foods, Inc.	BNP Paribas SA	874,273	01/28/28	0.20%	1D OBFR01	Monthly	44,307
Cal-Maine Foods, Inc.	Morgan Stanley & Co. International PLC	961,302	02/08/27	0.20%	1D FEDL01	Monthly	23,099
Cal-Maine Foods, Inc.	UBS AG	189,175	01/14/31	0.20%	1D OBFR01	Monthly	15,724
Camden Property Trust	UBS AG	3,188,741	04/18/28	0.20%	1D OBFR01	Monthly	20,601
Cameco Corp.	Bank of America N.A.	2,985,931	02/15/28	0.20%	CABROVER	Monthly	(38,864)
Cameco Corp.	Morgan Stanley & Co. International PLC	12,201,935	01/06/27	0.20%	CABROVER	Monthly	39,251
Campbell’s Co.	Bank of America N.A.	575,956	02/15/28	0.20%	1D OBFR01	Monthly	20,662
Campbell’s Co.	Barclays Bank PLC	38,365	02/16/27	0.20%	1D OBFR01	Monthly	2,066
Campbell’s Co.	BNP Paribas SA	688,429	01/28/28	0.00%	1D OBFR01	Monthly	43,304
Camtek Ltd.	SG Americas Securities LLC	3,566,947	12/08/27	0.20%	1D OBFR01	Monthly	376,469
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Canadian Apartment Properties REIT	Morgan Stanley & Co. International PLC	$ 97,435	01/06/27	0.20%	CABROVER	Monthly	$ (727)
Canadian Apartment Properties REIT	UBS AG	18,553,672	04/18/28	0.25%	1D CORRA	Monthly	(441,530)
Canadian Imperial Bank of Commerce	Morgan Stanley & Co. International PLC	13,311,207	01/04/27	0.20%	CABROVER	Monthly	(81,765)
Canadian National Railway Co.	BNP Paribas SA	5,285,390	08/17/26	0.20%	CABROVER	Monthly	(239,343)
Canadian National Railway Co.	UBS AG	1,923,603	09/04/29	0.25%	1D CORRA	Monthly	(97,449)
Canadian Natural Resources Ltd.	Goldman Sachs Bank USA	9,146,288	08/18/26	0.20%	1D CORRA	Monthly	615,022
Canadian Natural Resources Ltd.	Morgan Stanley & Co. International PLC	2,529,756	01/06/27	0.20%	CABROVER	Monthly	90,034
Canadian Pacific Kansas City Ltd.	Morgan Stanley & Co. International PLC	12,575,412	01/04/27	0.20%	CABROVER	Monthly	206,414
Canadian Pacific Kansas City Ltd.	Morgan Stanley & Co. International PLC	12,615,792	01/06/27	0.20%	CABROVER	Monthly	200,675
Canadian Tire Corp., Ltd., Class A	Barclays Bank PLC	33,463	02/23/27	0.20%	CABROVER	Monthly	(1,599)
Canadian Tire Corp., Ltd., Class A	Morgan Stanley & Co. International PLC	3,407,778	01/06/27	0.20%	CABROVER	Monthly	(152,355)
Canon Marketing Japan, Inc.	Barclays Bank PLC	2,618,454	05/12/27	0.16%	1D P TONA	Monthly	(48,729)
Canon, Inc.	Barclays Bank PLC	13,138,113	09/09/27	0.21%	1D P TONA	Monthly	108,886
Canon, Inc.	SG Americas Securities LLC	1,431,137	12/08/27	0.25%	1D P TONA	Monthly	17,753
Canon, Inc.	SG Americas Securities LLC	9,162,896	12/08/27	0.25%	1D P TONA	Monthly	166,620
Capgemini SE	Bank of America N.A.	243,367	02/15/28	0.26%	1D ESTR	Monthly	(4,085)
Capgemini SE	Barclays Bank PLC	150,245	02/19/27	0.26%	1D ESTR	Monthly	(5,433)
Capgemini SE	UBS AG	572,863	01/03/31	0.26%	1D ESTR	Monthly	(20,183)
Capgemini SE	UBS AG	11,920,008	01/20/31	0.26%	1D ESTR	Monthly	(431,044)
Capital One Financial Corp.	Bank of America N.A.	767,969	02/15/28	0.20%	1D OBFR01	Monthly	(18,133)
Capital One Financial Corp.	BNP Paribas SA	757,318	01/28/28	0.20%	1D OBFR01	Monthly	(44,044)
CapitaLand Ascendas REIT	SG Americas Securities LLC	46,521	12/08/27	0.30%	SORA	Monthly	(197)
Capstone Copper Corp.	Bank of America N.A.	3,236,703	02/15/28	0.20%	CABROVER	Monthly	(232,899)
Capstone Copper Corp.	BNP Paribas SA	593,469	01/17/28	0.20%	CABROVER	Monthly	(98)
Capstone Copper Corp.	Morgan Stanley & Co. International PLC	4,805,897	01/04/27	0.20%	CABROVER	Monthly	292,166
Capstone Copper Corp.	Morgan Stanley & Co. International PLC	1,198,038	01/06/27	0.20%	CABROVER	Monthly	52,494
Cardinal Health, Inc.	Barclays Bank PLC	33,246,602	12/23/26	0.20%	1D OBFR01	Monthly	1,283,969
Cargojet, Inc.	Morgan Stanley & Co. International PLC	1,081,995	01/04/27	0.20%	CABROVER	Monthly	(7,628)
CarMax, Inc.	SG Americas Securities LLC	23,289,811	12/08/27	0.20%	1D OBFR01	Monthly	(41,757)
Carmila SA	Morgan Stanley & Co. International PLC	2,737,892	01/04/27	0.26%	1D ESTR	Monthly	(12,580)
Carnival Corp.	SG Americas Securities LLC	13,126,928	12/08/27	0.20%	1D OBFR01	Monthly	(519,128)
Carnival PLC	Barclays Bank PLC	4,542,742	08/17/26	0.25%	1D SONIA	Monthly	65,215
Carnival PLC	Barclays Bank PLC	5,101,573	12/10/26	0.25%	1D SONIA	Monthly	73,237
Carnival PLC	Morgan Stanley & Co. International PLC	1,698,982	01/04/27	0.25%	1D SONIA	Monthly	24,390
Carnival PLC	SG Americas Securities LLC	4,671,094	12/08/27	0.25%	1D SONIA	Monthly	(342,436)
Carpenter Technology Corp.	UBS AG	3,190,912	04/18/28	0.20%	1D OBFR01	Monthly	(209,031)
Carrefour SA	Bank of America N.A.	303,920	02/15/28	0.26%	1D ESTR	Monthly	2,125
Carrefour SA	UBS AG	220,998	01/03/31	0.26%	1D ESTR	Monthly	416
Casey’s General Stores, Inc.	Bank of America N.A.	5,285,179	02/15/28	0.20%	1D OBFR01	Monthly	(158,434)
Casey’s General Stores, Inc.	Barclays Bank PLC	4,440,147	02/16/27	0.20%	1D OBFR01	Monthly	(75,166)
Casey’s General Stores, Inc.	BNP Paribas SA	131,936	01/28/28	0.00%	1D OBFR01	Monthly	(6,390)
Casey’s General Stores, Inc.	UBS AG	1,079,067	01/14/31	0.20%	1D OBFR01	Monthly	(52,263)
Casio Computer Co., Ltd.	Barclays Bank PLC	886,886	01/20/27	0.15%	1D P TONA	Monthly	38,996
Casio Computer Co., Ltd.	UBS AG	961,227	01/06/31	0.25%	1D P TONA	Monthly	139,662
Castle Biosciences, Inc.	BNP Paribas SA	3,163,219	04/16/26	0.20%	1D OBFR01	Monthly	(105,570)
Castle Biosciences, Inc.	UBS AG	4,772,559	04/21/28	0.20%	1D OBFR01	Monthly	(159,280)
Cathay General Bancorp	Bank of America N.A.	196,635	02/15/28	0.20%	1D OBFR01	Monthly	1,432
Cathay General Bancorp	Barclays Bank PLC	211,658	02/16/27	0.20%	1D OBFR01	Monthly	(4,533)
Cathay General Bancorp	BNP Paribas SA	816,324	01/28/28	0.20%	1D OBFR01	Monthly	19,036
CBL & Associates Properties, Inc.	BNP Paribas SA	2,180,787	04/16/26	0.20%	1D OBFR01	Monthly	(78,682)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
CBL & Associates Properties, Inc.	SG Americas Securities LLC	$ 646,256	12/08/27	0.20%	1D OBFR01	Monthly	$ (38,694)
CBRE Group, Inc., Class A	Barclays Bank PLC	7,589,998	12/23/26	0.20%	1D OBFR01	Monthly	8,764
CCL Industries, Inc., Class B	Morgan Stanley & Co. International PLC	11,487,889	01/04/27	0.20%	CABROVER	Monthly	(814,334)
CCL Industries, Inc., Class B	Morgan Stanley & Co. International PLC	1,933,272	01/06/27	0.20%	CABROVER	Monthly	(135,142)
CDW Corp.	BNP Paribas SA	4,005,859	04/16/26	0.20%	1D OBFR01	Monthly	(130,110)
Cembra Money Bank AG	Morgan Stanley & Co. International PLC	4,705,108	01/04/27	0.26%	SSARON	Monthly	(87,817)
Centene Corp.	UBS AG	16,677,754	04/18/28	0.20%	1D OBFR01	Monthly	(1,393,635)
Central Garden & Pet Co., Class A	Barclays Bank PLC	4,120,393	12/23/26	0.20%	1D OBFR01	Monthly	161,967
Central Japan Railway Co.	Bank of America N.A.	368,697	03/15/28	0.25%	1D P TONA	Monthly	7,927
Central Japan Railway Co.	Barclays Bank PLC	139,265	01/20/27	0.15%	1D P TONA	Monthly	3,015
Centrus Energy Corp., Class A	Bank of America N.A.	1,811,354	02/15/28	0.20%	1D OBFR01	Monthly	(99,654)
Centrus Energy Corp., Class A	Barclays Bank PLC	4,759,760	02/16/27	0.20%	1D OBFR01	Monthly	(668,488)
Centrus Energy Corp., Class A	BNP Paribas SA	5,602,906	01/28/28	0.20%	1D OBFR01	Monthly	(446,377)
Centuri Holdings, Inc.	Bank of America N.A.	2,150,391	02/15/28	0.20%	1D OBFR01	Monthly	(44,318)
Centuri Holdings, Inc.	Barclays Bank PLC	1,663,532	02/16/27	0.20%	1D OBFR01	Monthly	(19,455)
Centuri Holdings, Inc.	BNP Paribas SA	451,879	01/28/28	0.20%	1D OBFR01	Monthly	15,582
Centuri Holdings, Inc.	Morgan Stanley & Co. International PLC	13,769,914	02/08/27	0.20%	1D FEDL01	Monthly	(369,010)
Centuri Holdings, Inc.	UBS AG	625,445	01/14/31	0.20%	1D OBFR01	Monthly	(16,782)
Century Aluminum Co.	UBS AG	142,962	04/21/28	0.20%	1D OBFR01	Monthly	689
Century Communities, Inc.	Barclays Bank PLC	8,474,871	12/23/26	0.20%	1D OBFR01	Monthly	(634,868)
Century Communities, Inc.	SG Americas Securities LLC	1,175,692	12/08/27	0.20%	1D OBFR01	Monthly	26,534
Cerence, Inc.	SG Americas Securities LLC	1,639,439	12/08/27	0.20%	1D OBFR01	Monthly	(167,581)
CES Energy Solutions Corp.	Morgan Stanley & Co. International PLC	3,054,087	01/04/27	0.20%	CABROVER	Monthly	(21,357)
CGI, Inc.	Bank of America N.A.	1,288,263	02/15/28	0.20%	CABROVER	Monthly	(121,478)
CGI, Inc.	Bank of America N.A.	5,827,750	02/15/28	0.20%	CABROVER	Monthly	(549,532)
CGI, Inc.	Bank of America N.A.	20,897,070	02/15/28	0.20%	CABROVER	Monthly	(824,482)
CGI, Inc.	Morgan Stanley & Co. International PLC	42,131,625	01/04/27	0.20%	CABROVER	Monthly	(1,518,928)
CGI, Inc.	Morgan Stanley & Co. International PLC	4,252,475	01/06/27	0.20%	CABROVER	Monthly	(178,667)
CH Robinson Worldwide, Inc.	Bank of America N.A.	574,330	02/15/28	0.20%	1D OBFR01	Monthly	(7)
CHAPTERS Group AG	BNP Paribas SA	206,414	01/13/28	0.26%	1D ESTR	Monthly	(7,987)
Charles River Laboratories International, Inc.	SG Americas Securities LLC	3,638,455	12/08/27	0.16%	1D OBFR01	Monthly	(84,921)
Charles Schwab Corp.	Bank of America N.A.	239,930	02/15/28	0.20%	1D OBFR01	Monthly	229
Charles Schwab Corp.	Barclays Bank PLC	614,514	02/16/27	0.20%	1D OBFR01	Monthly	2,667
Charles Schwab Corp.	BNP Paribas SA	873,489	01/28/28	0.20%	1D OBFR01	Monthly	4,116
Charles Schwab Corp.	SG Americas Securities LLC	38,956,717	12/08/27	0.20%	1D OBFR01	Monthly	991,793
Charles Schwab Corp.	UBS AG	834,731	01/14/31	0.20%	1D OBFR01	Monthly	16,789
Charter Communications, Inc., Class A	Barclays Bank PLC	12,790,240	12/23/26	0.20%	1D OBFR01	Monthly	908,702
Charter Hall Group	Barclays Bank PLC	861,809	01/20/27	0.00%	1D AONIA	Monthly	(20,624)
Charter Hall Group	BNP Paribas SA	403,741	01/14/28	0.25%	1D AONIA	Monthly	(22,412)
Charter Hall Retail REIT	Barclays Bank PLC	5,066,381	05/12/27	0.00%	1D AONIA	Monthly	(186,475)
Charter Hall Retail REIT	UBS AG	315,735	01/03/31	0.25%	1D AONIA	Monthly	(17,362)
Charter Hall Social Infrastructure REIT	Bank of America N.A.	1,007,410	02/15/28	0.25%	1D AONIA	Monthly	(48,673)
Charter Hall Social Infrastructure REIT	Goldman Sachs Bank USA	488,766	08/19/26	0.30%	1D AONIA	Monthly	(23,615)
Charter Hall Social Infrastructure REIT	Morgan Stanley & Co. International PLC	2,074,952	01/06/27	0.29%	1D AONIA	Monthly	(67,339)
Check Point Software Technologies Ltd.	UBS AG	17,646,952	04/18/28	0.20%	1D OBFR01	Monthly	(765,832)
Chefs’ Warehouse, Inc.	Bank of America N.A.	6,963,589	02/15/28	0.20%	1D OBFR01	Monthly	(178,000)
Chefs’ Warehouse, Inc.	Barclays Bank PLC	1,379,741	12/23/26	0.20%	1D OBFR01	Monthly	(27,832)
Chemed Corp.	UBS AG	11,965,223	04/18/28	0.20%	1D OBFR01	Monthly	(828,829)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Chemring Group PLC	Barclays Bank PLC	$ 1,486,628	12/10/26	0.25%	1D SONIA	Monthly	$ (47,233)
Chemtrade Logistics Income Fund	Bank of America N.A.	3,371,615	02/15/28	0.20%	CABROVER	Monthly	206,056
Chemtrade Logistics Income Fund	SG Americas Securities LLC	1,143,545	12/08/27	0.20%	CABROVER	Monthly	12,438
Cheniere Energy, Inc.	Bank of America N.A.	4,502,577	02/15/28	0.20%	1D OBFR01	Monthly	64,775
Cheniere Energy, Inc.	Barclays Bank PLC	3,967,266	02/16/27	0.20%	1D OBFR01	Monthly	90,745
Cheniere Energy, Inc.	BNP Paribas SA	1,482,864	04/16/26	0.20%	1D OBFR01	Monthly	26,754
Cheniere Energy, Inc.	BNP Paribas SA	299,855	01/24/28	0.20%	1D OBFR01	Monthly	6,850
Cheniere Energy, Inc.	BNP Paribas SA	1,070,557	01/28/28	0.20%	1D OBFR01	Monthly	24,482
Cheniere Energy, Inc.	UBS AG	980,115	01/14/31	0.20%	1D OBFR01	Monthly	26,086
Chevron Corp.	Bank of America N.A.	89,893	02/15/28	0.20%	1D OBFR01	Monthly	5,810
Chevron Corp.	SG Americas Securities LLC	1,716,008	12/08/27	0.20%	1D OBFR01	Monthly	80,235
Chevron Corp.	UBS AG	25,422	01/14/31	0.20%	1D OBFR01	Monthly	1,643
Chocoladefabriken Lindt & Spruengli AG	Barclays Bank PLC	171,528	11/09/26	0.26%	SSARON	Monthly	929
Chocoladefabriken Lindt & Spruengli AG	BNP Paribas SA	115,077	03/22/27	0.26%	SSARON	Monthly	(105)
Chocoladefabriken Lindt & Spruengli AG	JPMorgan Chase Bank N.A.	12,130,030	02/10/26	0.15%	SSARON	Monthly	(287,934)
Chocoladefabriken Lindt & Spruengli AG	JPMorgan Chase Bank N.A.	12,983,843	02/10/26	0.15%	SSARON	Monthly	(308,201)
Chord Energy Corp.	UBS AG	2,213,630	04/18/28	0.20%	1D OBFR01	Monthly	101,914
Chubb Ltd.	Morgan Stanley & Co. International PLC	538,329	02/05/27	0.20%	1D FEDL01	Monthly	(4)
Chugin Financial Group, Inc.	Morgan Stanley & Co. International PLC	129,717	01/06/27	0.25%	1D P TONA	Monthly	2,415
Cibus Nordic Real Estate AB publ	Bank of America N.A.	279,862	02/15/28	0.26%	1D STIBOR	Monthly	7,466
Cie de Saint-Gobain SA	Barclays Bank PLC	499,731	02/19/27	0.26%	1D ESTR	Monthly	(8,967)
Cie de Saint-Gobain SA	UBS AG	819,371	09/03/29	0.26%	1D ESTR	Monthly	(11,171)
Cie de Saint-Gobain SA	UBS AG	475,924	01/03/31	0.26%	1D ESTR	Monthly	4,870
Cie des Alpes	Morgan Stanley & Co. International PLC	114,004	01/04/27	0.26%	1D ESTR	Monthly	2,808
Ciena Corp.	Bank of America N.A.	1,209,673	02/15/28	0.00%	1D OBFR01	Monthly	73,299
Ciena Corp.	Barclays Bank PLC	548,388	02/16/27	0.20%	1D OBFR01	Monthly	(3,723)
Ciena Corp.	BNP Paribas SA	534,150	01/28/28	0.00%	1D OBFR01	Monthly	9,256
Ciena Corp.	UBS AG	454,467	01/14/31	0.20%	1D OBFR01	Monthly	15,662
Cigna Group	SG Americas Securities LLC	15,349,310	12/08/27	0.20%	1D OBFR01	Monthly	(529,827)
Cimpress PLC	Bank of America N.A.	1,652,349	02/15/28	0.20%	1D OBFR01	Monthly	(22,463)
Cimpress PLC	Barclays Bank PLC	3,996,300	12/23/26	0.20%	1D OBFR01	Monthly	(77,786)
Cimpress PLC	Goldman Sachs Bank USA	680,327	08/19/26	0.20%	1D FEDL01	Monthly	(9,249)
Cimpress PLC	SG Americas Securities LLC	277,450	12/08/27	0.20%	1D OBFR01	Monthly	19,928
Cinemark Holdings, Inc.	Citibank N.A.	2,056,929	06/25/26	0.20%	1D OBFR01	Monthly	(37,523)
Cinemark Holdings, Inc.	UBS AG	1,670,684	04/21/28	0.20%	1D OBFR01	Monthly	(45,573)
Cintas Corp.	Bank of America N.A.	1,543,517	02/15/28	0.20%	1D OBFR01	Monthly	(33,067)
Cintas Corp.	Barclays Bank PLC	372,625	02/16/27	0.20%	1D OBFR01	Monthly	(3,242)
Cintas Corp.	SG Americas Securities LLC	1,924,480	12/08/27	0.20%	1D OBFR01	Monthly	11,430
Circle Internet Group, Inc., Class A	Bank of America N.A.	1,440,544	02/15/28	0.20%	1D OBFR01	Monthly	(172,748)
Circle Internet Group, Inc., Class A	Barclays Bank PLC	117,014	02/16/27	0.20%	1D OBFR01	Monthly	(12,169)
Circle Internet Group, Inc., Class A	UBS AG	1,274,686	01/14/31	0.20%	1D OBFR01	Monthly	(132,576)
Cisco Systems, Inc.	Bank of America N.A.	1,892,077	02/15/28	0.20%	1D OBFR01	Monthly	54,880
Cisco Systems, Inc.	BNP Paribas SA	2,716,155	01/28/28	0.20%	1D OBFR01	Monthly	158,033
Cisco Systems, Inc.	UBS AG	2,169,342	01/14/31	0.20%	1D OBFR01	Monthly	22,521
Citigroup, Inc.	Bank of America N.A.	1,870,261	02/15/28	0.20%	1D OBFR01	Monthly	(40)
Citigroup, Inc.	Morgan Stanley & Co. International PLC	54,682,776	02/05/27	0.20%	1D FEDL01	Monthly	23,639
Citizen Watch Co., Ltd.	SG Americas Securities LLC	5,901,304	12/08/27	0.25%	1D P TONA	Monthly	279,252
Citizen Watch Co., Ltd.	UBS AG	3,494,049	04/03/28	0.25%	1D P TONA	Monthly	(5,610)
Citizens Financial Group, Inc.	Bank of America N.A.	25,517	02/15/28	0.20%	1D OBFR01	Monthly	998
Citizens Financial Group, Inc.	Barclays Bank PLC	416,726	02/16/27	0.20%	1D OBFR01	Monthly	(8,237)
Citizens Financial Group, Inc.	BNP Paribas SA	84,733	01/28/28	0.00%	1D OBFR01	Monthly	3,313
Citizens Financial Group, Inc.	Morgan Stanley & Co. International PLC	403,082	02/05/27	0.20%	1D FEDL01	Monthly	368

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
City Holding Co.	Barclays Bank PLC	$ 778,570	12/23/26	0.20%	1D OBFR01	Monthly	$ (21,197)
CK Asset Holdings Ltd.	BNP Paribas SA	357,241	01/14/28	0.30%	HONIA	Monthly	20,609
CK Asset Holdings Ltd.	UBS AG	543,444	01/04/30	0.25%	HONIA	Monthly	(1,566)
Ck Hutchison Holdings Ltd.	Barclays Bank PLC	7,862,601	09/09/27	0.00%	HONIA	Monthly	132,161
Ck Hutchison Holdings Ltd.	Morgan Stanley & Co. International PLC	4,036,373	01/06/27	0.30%	HONIA	Monthly	67,847
Clas Ohlson AB, Class B	UBS AG	114,338	04/24/28	0.25%	TN STIBOR	Monthly	1,259
Clean Harbors, Inc.	UBS AG	563,490	01/22/31	0.20%	1D OBFR01	Monthly	(5)
Clear Channel Outdoor Holdings, Inc.	Bank of America N.A.	26,334	02/15/28	0.20%	1D OBFR01	Monthly	—
Clear Channel Outdoor Holdings, Inc.	Barclays Bank PLC	670,248	02/16/27	0.20%	1D OBFR01	Monthly	(6,353)
Cleveland-Cliffs, Inc.	UBS AG	31,241,239	04/18/28	0.20%	1D OBFR01	Monthly	(1,179,739)
Cleveland-Cliffs, Inc.	UBS AG	682,355	01/22/31	0.20%	1D OBFR01	Monthly	(27,599)
CMB Tech NV	SG Americas Securities LLC	111,782	12/08/27	0.20%	1D OBFR01	Monthly	16,115
CME Group, Inc.	Bank of America N.A.	694,329	02/15/28	0.20%	1D OBFR01	Monthly	24,853
CME Group, Inc.	Barclays Bank PLC	139,569	02/16/27	0.20%	1D OBFR01	Monthly	3,804
CME Group, Inc.	Barclays Bank PLC	5,214,313	02/23/27	0.20%	1D OBFR01	Monthly	141,969
CME Group, Inc.	UBS AG	17,718	01/14/31	0.20%	1D OBFR01	Monthly	1,071
CME Group, Inc., Class A	Barclays Bank PLC	19,433,356	12/23/26	0.20%	1D OBFR01	Monthly	529,706
CMS Energy Corp.	Bank of America N.A.	418,170	02/15/28	0.20%	1D OBFR01	Monthly	(240)
CMS Energy Corp.	Barclays Bank PLC	132,359	02/16/27	0.20%	1D OBFR01	Monthly	970
CNA Financial Corp.	Barclays Bank PLC	140,937	02/16/27	0.20%	1D OBFR01	Monthly	4,749
CNA Financial Corp.	BNP Paribas SA	389,446	01/28/28	0.20%	1D OBFR01	Monthly	12,291
CNA Financial Corp.	SG Americas Securities LLC	2,001,451	12/08/27	0.20%	1D OBFR01	Monthly	36,189
CNO Financial Group, Inc.	Morgan Stanley & Co. International PLC	15,157,456	02/08/27	0.20%	1D FEDL01	Monthly	208,287
Cobram Estate Olives Ltd.	BNP Paribas SA	216,696	01/14/28	0.25%	1D AONIA	Monthly	846
Coca-Cola Bottlers Japan Holdings, Inc.	BNP Paribas SA	11,916,917	03/24/27	0.25%	1D TONA	Monthly	429,831
Coca-Cola Bottlers Japan Holdings, Inc.	SG Americas Securities LLC	18,808,085	12/08/27	0.25%	1D P TONA	Monthly	556,344
Coca-Cola Consolidated, Inc.	Bank of America N.A.	407,660	02/15/28	0.20%	1D OBFR01	Monthly	(3,029)
Coca-Cola Europacific Partners PLC	Bank of America N.A.	91,203	02/15/28	0.20%	1D OBFR01	Monthly	2,514
Coca-Cola Europacific Partners PLC	BNP Paribas SA	897,631	01/28/28	0.20%	1D OBFR01	Monthly	7,264
Coca-Cola HBC AG	SG Americas Securities LLC	8,725,455	12/08/27	0.25%	1D SONIA	Monthly	113,550
Codan Ltd.	BNP Paribas SA	546,986	03/22/27	0.25%	1D AONIA	Monthly	24,388
Codan Ltd.	Morgan Stanley & Co. International PLC	1,046,581	01/06/27	0.29%	1D AONIA	Monthly	(31,305)
Coeur Mining, Inc.	Bank of America N.A.	3,675,463	02/15/28	0.20%	1D OBFR01	Monthly	(528,050)
Coeur Mining, Inc.	Barclays Bank PLC	3,300,828	02/16/27	0.20%	1D OBFR01	Monthly	(682,709)
Coeur Mining, Inc.	UBS AG	6,681,436	01/14/31	0.20%	1D OBFR01	Monthly	(1,354,527)
Coface SA	Barclays Bank PLC	114,260	12/10/26	0.26%	1D ESTR	Monthly	(227)
Cofinimmo SA	Bank of America N.A.	148,750	02/15/28	0.26%	1D ESTR	Monthly	(578)
Cofinimmo SA	BNP Paribas SA	797,866	01/13/28	0.00%	1D ESTR	Monthly	2,157
Cogeco, Inc.	Morgan Stanley & Co. International PLC	5,148,019	01/04/27	0.20%	CABROVER	Monthly	(314,151)
Cognex Corp.	BNP Paribas SA	301,300	04/16/26	0.20%	1D OBFR01	Monthly	(13,733)
Cognizant Technology Solutions Corp., Class A	SG Americas Securities LLC	286,887	12/08/27	0.20%	1D OBFR01	Monthly	(11,904)
Cognyte Software Ltd.	SG Americas Securities LLC	1,564,284	12/08/27	0.20%	1D OBFR01	Monthly	(86,723)
Cohen & Steers, Inc.	Barclays Bank PLC	2,990,554	12/23/26	0.20%	1D OBFR01	Monthly	(196,530)
Coherent Corp.	Bank of America N.A.	2,604,034	02/15/28	0.20%	1D OBFR01	Monthly	105,504
Coherent Corp.	Barclays Bank PLC	818,583	02/16/27	0.20%	1D OBFR01	Monthly	38,199
Coherent Corp.	BNP Paribas SA	1,601,732	01/28/28	0.00%	1D OBFR01	Monthly	22,718
Coherent Corp.	UBS AG	1,640,782	01/14/31	0.20%	1D OBFR01	Monthly	68,752
Cohu, Inc.	Morgan Stanley & Co. International PLC	1,568,583	02/08/27	0.20%	1D FEDL01	Monthly	(44,519)
Coles Group Ltd.	SG Americas Securities LLC	7,850,786	12/08/27	0.30%	1D AONIA	Monthly	109,381
Coles Group Ltd.	UBS AG	12,763,562	09/03/29	0.25%	1D AONIA	Monthly	149,900
Colgate-Palmolive Co.	Bank of America N.A.	509,742	02/15/28	0.20%	1D OBFR01	Monthly	33,443
Colgate-Palmolive Co.	UBS AG	2,261,827	04/18/28	0.20%	1D OBFR01	Monthly	109,550
Colgate-Palmolive Co.	UBS AG	3,127,174	01/22/31	0.20%	1D OBFR01	Monthly	163,265
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Collegium Pharmaceutical, Inc.	Barclays Bank PLC	$ 1,116,129	12/23/26	0.20%	1D OBFR01	Monthly	$ (27,962)
Collins Foods Ltd.	Barclays Bank PLC	614,062	05/12/27	0.00%	1D AONIA	Monthly	(15,896)
Colonial SFL Socimi SA	Morgan Stanley & Co. International PLC	472,219	01/04/27	0.26%	1D ESTR	Monthly	4,247
Comcast Corp., Class A	Morgan Stanley & Co. International PLC	20,770,867	02/05/27	0.20%	1D FEDL01	Monthly	369,513
Comfort Systems USA, Inc.	SG Americas Securities LLC	21,984,819	12/08/27	0.20%	1D OBFR01	Monthly	3,860,904
ComfortDelGro Corp., Ltd.	Barclays Bank PLC	2,816,932	12/24/27	0.00%	SORA	Monthly	(617)
Commerce Bancshares, Inc.	Barclays Bank PLC	491,721	02/16/27	0.20%	1D OBFR01	Monthly	(16,171)
Commerce Bancshares, Inc.	BNP Paribas SA	194,199	01/28/28	0.20%	1D OBFR01	Monthly	(5,906)
Commerce Bancshares, Inc.	Morgan Stanley & Co. International PLC	5,980,500	02/05/27	0.20%	1D FEDL01	Monthly	(193,627)
Commerzbank AG	Bank of America N.A.	186,329	02/15/28	0.26%	1D ESTR	Monthly	(1,851)
Commerzbank AG	Barclays Bank PLC	245,209	02/19/27	0.26%	1D ESTR	Monthly	(1,704)
Commerzbank AG	BNP Paribas SA	23,184,723	08/17/26	0.26%	1D ESTR	Monthly	(120,063)
Commerzbank AG	BNP Paribas SA	440,688	01/13/28	0.26%	1D ESTR	Monthly	(3,129)
Commerzbank AG	UBS AG	13,536,854	04/18/28	0.26%	1D ESTR	Monthly	(94,965)
Commerzbank AG	UBS AG	157,450	01/03/31	0.26%	1D ESTR	Monthly	(1,252)
Commerzbank AG	UBS AG	60,764	01/20/31	0.26%	1D ESTR	Monthly	(422)
Community Trust Bancorp, Inc.	SG Americas Securities LLC	1,229,410	12/08/27	0.20%	1D OBFR01	Monthly	61,293
Compass Group PLC	BNP Paribas SA	279,390	01/13/28	0.25%	1D SONIA	Monthly	(7,722)
Compass Group PLC	SG Americas Securities LLC	33,512,833	12/08/27	0.25%	1D SONIA	Monthly	(1,360,052)
Compass Group PLC	UBS AG	23,667,515	04/18/28	0.25%	1D SONIA	Monthly	(751,447)
Compass Minerals International, Inc.	SG Americas Securities LLC	3,625,242	12/08/27	0.20%	1D OBFR01	Monthly	404,956
Computacenter PLC	Barclays Bank PLC	5,869,334	12/10/26	0.25%	1D SONIA	Monthly	(40,529)
Computacenter PLC	SG Americas Securities LLC	2,465,197	12/08/27	0.25%	1D SONIA	Monthly	96,656
Computershare Ltd.	Barclays Bank PLC	23,600,735	09/09/27	0.00%	1D AONIA	Monthly	(1,189,457)
Computershare Ltd.	JPMorgan Chase Bank N.A.	3,261,047	02/10/26	0.25%	1D AONIA	Monthly	(142,138)
Computershare Ltd.	SG Americas Securities LLC	976,520	12/08/27	0.30%	1D AONIA	Monthly	(38,233)
COMSYS Holdings Corp.	Barclays Bank PLC	11,577,317	05/12/27	0.00%	1D P TONA	Monthly	(254,511)
Conagra Brands, Inc.	Barclays Bank PLC	20,968,307	12/23/26	0.20%	1D OBFR01	Monthly	1,111,735
Conagra Brands, Inc.	BNP Paribas SA	2,928,405	01/28/28	0.20%	1D OBFR01	Monthly	182,570
Conagra Brands, Inc.	UBS AG	1,511,186	01/14/31	0.20%	1D OBFR01	Monthly	100,202
CONMED Corp.	Morgan Stanley & Co. International PLC	915,712	02/08/27	0.20%	1D FEDL01	Monthly	(34,393)
ConocoPhillips	Bank of America N.A.	359,847	02/15/28	0.20%	1D OBFR01	Monthly	26,221
Consolidated Edison, Inc.	Bank of America N.A.	1,293,755	02/15/28	0.20%	1D OBFR01	Monthly	34,748
Consolidated Edison, Inc.	Barclays Bank PLC	3,743,474	12/23/26	0.20%	1D OBFR01	Monthly	125,169
Consolidated Edison, Inc.	Barclays Bank PLC	590,706	02/16/27	0.20%	1D OBFR01	Monthly	19,751
Consolidated Edison, Inc.	Barclays Bank PLC	361,347	02/23/27	0.20%	1D OBFR01	Monthly	12,071
Consolidated Edison, Inc.	BNP Paribas SA	1,140,365	01/28/28	0.20%	1D OBFR01	Monthly	17,637
Consolidated Edison, Inc.	UBS AG	835,224	01/14/31	0.20%	1D OBFR01	Monthly	27,839
Constellation Brands, Inc., Class A	BNP Paribas SA	5,502,466	04/16/26	0.20%	1D OBFR01	Monthly	(60,588)
Constellation Energy Corp.	BNP Paribas SA	1,779,159	01/24/28	0.20%	1D OBFR01	Monthly	(38,663)
Constellation Software, Inc.	Morgan Stanley & Co. International PLC	1,709,342	01/04/27	0.20%	CABROVER	Monthly	(173,864)
Constellation Software, Inc.	Morgan Stanley & Co. International PLC	763,732	01/06/27	0.20%	CABROVER	Monthly	(60,586)
Constellium SE, Class A	SG Americas Securities LLC	15,243,780	12/08/27	0.20%	1D OBFR01	Monthly	1,647,279
Construcciones y Auxiliar de Ferrocarriles SA	UBS AG	114,635	04/24/28	0.26%	1D ESTR	Monthly	(3,241)
Construction Partners, Inc., Class A	Barclays Bank PLC	4,840,173	02/16/27	0.20%	1D OBFR01	Monthly	(153,791)
Construction Partners, Inc., Class A	UBS AG	7,230,042	01/14/31	0.20%	1D OBFR01	Monthly	(227,719)
Continental AG	Barclays Bank PLC	17,223,720	08/17/26	0.26%	1D ESTR	Monthly	74,220
Continental AG	UBS AG	12,025,822	04/18/28	0.26%	1D ESTR	Monthly	(212,679)
Continental AG	UBS AG	2,639,352	01/20/31	0.26%	1D ESTR	Monthly	11,373
Copart, Inc.	BNP Paribas SA	10,207,849	04/16/26	0.20%	1D OBFR01	Monthly	(165,800)
COPT Defense Properties	Barclays Bank PLC	2,048,943	12/23/26	0.20%	1D OBFR01	Monthly	25,587
CoreWeave, Inc., Class A	BNP Paribas SA	4,305,737	04/16/26	0.20%	1D OBFR01	Monthly	(9,026)
CoreWeave, Inc., Class A	BNP Paribas SA	349,628	01/24/28	0.20%	1D OBFR01	Monthly	766
Corning, Inc.	Bank of America N.A.	15,613	02/15/28	0.20%	1D OBFR01	Monthly	1,630

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Corning, Inc.	UBS AG	$ 303,102	01/14/31	0.20%	1D OBFR01	Monthly	$ 31,532
Corteva, Inc.	Barclays Bank PLC	671,662	12/23/26	0.20%	1D OBFR01	Monthly	11,639
Corteva, Inc.	Citibank N.A.	15,971,047	02/24/28	0.20%	1D OBFR01	Monthly	276,748
Corteva, Inc.	JPMorgan Chase Bank N.A.	6,739,823	02/09/26	0.20%	1D OBFR01	Monthly	255,602
CorVel Corp.	Morgan Stanley & Co. International PLC	249,812	02/08/27	0.20%	1D FEDL01	Monthly	(4,993)
Cosmo Energy Holdings Co., Ltd.	Barclays Bank PLC	3,013,445	05/12/27	0.00%	1D P TONA	Monthly	66,233
Cosmos Pharmaceutical Corp.	BNP Paribas SA	384,463	01/14/28	0.00%	1D TONA	Monthly	5,264
Costco Wholesale Corp.	SG Americas Securities LLC	29,935,214	12/08/27	0.20%	1D OBFR01	Monthly	815,663
Costco Wholesale Corp.	UBS AG	317,464	01/14/31	0.20%	1D OBFR01	Monthly	(13,763)
Coupang, Inc.	Barclays Bank PLC	2,473,269	02/16/27	0.20%	1D OBFR01	Monthly	22,942
Coupang, Inc.	UBS AG	5,216,763	01/14/31	0.20%	1D OBFR01	Monthly	(47,618)
Coursera, Inc.	Bank of America N.A.	877,314	02/15/28	0.20%	1D OBFR01	Monthly	(56,863)
Coursera, Inc.	Barclays Bank PLC	4,738,513	12/23/26	0.20%	1D OBFR01	Monthly	(307,126)
Coursera, Inc.	BNP Paribas SA	2,255,260	04/16/26	0.20%	1D OBFR01	Monthly	(146,174)
Coursera, Inc.	SG Americas Securities LLC	1,277,545	12/08/27	0.20%	1D OBFR01	Monthly	(219,905)
Coursera, Inc.	UBS AG	2,034,331	04/21/28	0.20%	1D OBFR01	Monthly	(131,855)
Covivio SA	UBS AG	4,787,142	04/18/28	0.26%	1D ESTR	Monthly	(28,282)
CRA International, Inc.	Bank of America N.A.	1,477,572	02/15/28	0.20%	1D OBFR01	Monthly	(192,780)
CRA International, Inc.	BNP Paribas SA	2,673,436	01/28/28	0.00%	1D OBFR01	Monthly	23,305
CRA International, Inc.	SG Americas Securities LLC	6,322,786	12/08/27	0.20%	1D OBFR01	Monthly	(786,466)
CRA International, Inc.	UBS AG	1,629,675	04/21/28	0.20%	1D OBFR01	Monthly	(212,625)
Cracker Barrel Old Country Store, Inc.	UBS AG	1,324,430	04/21/28	0.20%	1D OBFR01	Monthly	(237,459)
Crane Co.	UBS AG	4,785,663	04/18/28	0.20%	1D OBFR01	Monthly	(521,202)
Crane NXT Co.	Morgan Stanley & Co. International PLC	3,025,252	02/08/27	0.20%	1D FEDL01	Monthly	(71,045)
Craneware PLC	Barclays Bank PLC	706,465	12/10/26	0.25%	1D SONIA	Monthly	(43,414)
Craneware PLC	BNP Paribas SA	513,031	03/17/27	0.25%	1D SONIA	Monthly	(71,035)
Cranswick PLC	Barclays Bank PLC	1,860,628	12/10/26	0.25%	1D SONIA	Monthly	85,078
Create SD Holdings Co. Ltd.	Bank of America N.A.	2,065,330	02/15/28	0.25%	1D P TONA	Monthly	(21,535)
Create SD Holdings Co. Ltd.	BNP Paribas SA	3,234,906	03/24/27	0.25%	1D TONA	Monthly	(33,731)
Credit Acceptance Corp.	Barclays Bank PLC	3,229,072	12/23/26	0.20%	1D OBFR01	Monthly	393,631
Credit Agricole SA	Bank of America N.A.	547,090	02/15/28	0.26%	1D ESTR	Monthly	5,669
Credit Agricole SA	Barclays Bank PLC	47,713,261	08/17/26	0.26%	1D ESTR	Monthly	2,030,200
Credit Agricole SA	Barclays Bank PLC	1,410,334	02/19/27	0.26%	1D ESTR	Monthly	5,996
Credit Agricole SA	Morgan Stanley & Co. International PLC	22,623,990	01/06/27	0.26%	1D ESTR	Monthly	1,004,466
Credit Agricole SA	UBS AG	346,268	01/03/31	0.26%	1D ESTR	Monthly	19,834
Credit Corp Group Ltd.	Morgan Stanley & Co. International PLC	323,346	01/06/27	0.29%	1D AONIA	Monthly	(782)
Credit Corp Group Ltd.	UBS AG	881,782	04/03/28	0.25%	1D AONIA	Monthly	7,299
Credit Saison Co., Ltd.	Barclays Bank PLC	5,493,585	09/09/27	0.00%	1D P TONA	Monthly	(72,371)
Credito Emiliano SpA	Bank of America N.A.	292,698	02/15/28	0.26%	1D ESTR	Monthly	(3,412)
Credito Emiliano SpA	BNP Paribas SA	734,257	03/17/27	0.26%	1D ESTR	Monthly	(8,558)
Credito Emiliano SpA	Goldman Sachs Bank USA	110,208	08/19/26	0.26%	1D ESTR	Monthly	(1,285)
Credito Emiliano SpA	Morgan Stanley & Co. International PLC	781,066	01/04/27	0.26%	1D ESTR	Monthly	17,340
Credito Emiliano SpA	UBS AG	152,397	04/24/28	0.26%	1D ESTR	Monthly	(1,776)
Credo Technology Group Holding Ltd.	Barclays Bank PLC	3,296,133	02/16/27	0.20%	1D OBFR01	Monthly	(166,013)
Credo Technology Group Holding Ltd.	BNP Paribas SA	2,605,380	01/28/28	0.20%	1D OBFR01	Monthly	(348,336)
Credo Technology Group Holding Ltd.	UBS AG	3,149,223	01/14/31	0.20%	1D OBFR01	Monthly	(357,108)
CRH PLC	Morgan Stanley & Co. International PLC	2,425,548	02/05/27	0.20%	1D FEDL01	Monthly	(13,827)
Crimson Wine Group Ltd.	Goldman Sachs Bank USA	5	08/19/26	0.20%	1D FEDL01	Monthly	—
Crombie Real Estate Investment Trust	Morgan Stanley & Co. International PLC	2,930,125	01/04/27	0.20%	CABROVER	Monthly	(48,035)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Crombie Real Estate Investment Trust	SG Americas Securities LLC	$ 672,801	12/08/27	0.20%	CABROVER	Monthly	$ (3,433)
Crombie Real Estate Investment Trust	UBS AG	2,095,565	04/21/28	0.25%	1D CORRA	Monthly	(35,652)
Cromwell Property Group	Barclays Bank PLC	84,204	01/20/27	0.00%	1D AONIA	Monthly	(5,838)
Cromwell Property Group	UBS AG	160,349	01/03/31	0.25%	1D AONIA	Monthly	(11,511)
Crowdstrike Holdings, Inc., Class A	BNP Paribas SA	4,575,768	01/24/28	0.20%	1D OBFR01	Monthly	(159,952)
Crown Castle, Inc.	Bank of America N.A.	868,768	02/15/28	0.20%	1D OBFR01	Monthly	(14,211)
Crown Castle, Inc.	Barclays Bank PLC	1,543,491	02/16/27	0.20%	1D OBFR01	Monthly	11,103
Crown Castle, Inc.	Barclays Bank PLC	2,745,320	02/23/27	0.20%	1D OBFR01	Monthly	19,665
Crown Castle, Inc.	BNP Paribas SA	57,591	01/28/28	0.20%	1D OBFR01	Monthly	(2,293)
Crown Castle, Inc.	UBS AG	462,673	01/14/31	0.20%	1D OBFR01	Monthly	3,323
Crown Holdings, Inc.	Barclays Bank PLC	17,340,493	12/23/26	0.20%	1D OBFR01	Monthly	355,347
CSG NV	Morgan Stanley & Co. International PLC	109,978,954	01/06/27	0.26%	1D ESTR	Monthly	24,437,324
CSL Ltd.	BNP Paribas SA	677,717	03/22/27	0.25%	1D AONIA	Monthly	90
CSL Ltd.	UBS AG	5,817,237	09/03/29	0.25%	1D AONIA	Monthly	146,683
CSX Corp.	Bank of America N.A.	96,885	02/15/28	0.20%	1D OBFR01	Monthly	3,897
CSX Corp.	Barclays Bank PLC	2,250,920	12/23/26	0.20%	1D OBFR01	Monthly	124,562
CSX Corp.	BNP Paribas SA	384,123	01/28/28	0.20%	1D OBFR01	Monthly	12,923
CSX Corp.	Citibank N.A.	1,214,910	02/24/28	0.20%	1D OBFR01	Monthly	67,231
CSX Corp.	UBS AG	25,156	01/14/31	0.20%	1D OBFR01	Monthly	1,012
CT Real Estate Investment Trust	UBS AG	1,776,025	04/21/28	0.25%	1D CORRA	Monthly	(54,842)
CubeSmart	SG Americas Securities LLC	16,303,435	12/08/27	0.19%	1D OBFR01	Monthly	206,762
CubeSmart	UBS AG	11,574,442	04/18/28	0.20%	1D OBFR01	Monthly	(476,108)
Cullen/Frost Bankers, Inc.	Morgan Stanley & Co. International PLC	2,764,787	02/05/27	0.20%	1D FEDL01	Monthly	(83,086)
Currys PLC	SG Americas Securities LLC	2,776,957	12/08/27	0.25%	1D SONIA	Monthly	304,155
Currys PLC	UBS AG	3,702,416	04/24/28	0.25%	1D SONIA	Monthly	601,134
Curtiss-Wright Corp.	Bank of America N.A.	239,036	02/15/28	0.20%	1D OBFR01	Monthly	(1)
Curtiss-Wright Corp.	Bank of America N.A.	5,406,819	02/15/28	0.20%	1D OBFR01	Monthly	(41,005)
Curtiss-Wright Corp.	Barclays Bank PLC	1,167,138	02/16/27	0.20%	1D OBFR01	Monthly	(12,677)
Curtiss-Wright Corp.	BNP Paribas SA	3,181,554	01/28/28	0.20%	1D OBFR01	Monthly	(4,487)
Curtiss-Wright Corp.	SG Americas Securities LLC	24,368,828	12/08/27	0.20%	1D OBFR01	Monthly	3,098,544
Curtiss-Wright Corp.	UBS AG	3,665,608	01/14/31	0.20%	1D OBFR01	Monthly	(40,023)
CyberAgent, Inc.	BNP Paribas SA	42,132,265	09/07/26	0.25%	1D TONA	Monthly	(416,104)
CyberAgent, Inc.	Citibank N.A.	10,119,010	02/26/26	0.25%	1D P TONA	Monthly	(293,944)
CyberAgent, Inc.	UBS AG	13,553,280	04/18/28	0.25%	1D P TONA	Monthly	(133,854)
CyberArk Software Ltd.	Bank of America N.A.	433,957	02/15/28	0.20%	1D OBFR01	Monthly	(14,329)
CyberArk Software Ltd.	BNP Paribas SA	469,231	01/28/28	0.20%	1D OBFR01	Monthly	(16,428)
CytomX Therapeutics, Inc.	Bank of America N.A.	55,854	02/15/28	0.20%	1D OBFR01	Monthly	18,924
CytomX Therapeutics, Inc.	Barclays Bank PLC	448,139	02/16/27	0.20%	1D OBFR01	Monthly	(2,350)
CytomX Therapeutics, Inc.	BNP Paribas SA	18,704	01/28/28	0.20%	1D OBFR01	Monthly	6,337
D.R. Horton, Inc.	SG Americas Securities LLC	25,381,406	12/08/27	0.20%	1D OBFR01	Monthly	482,670
D/S Norden A/S	Barclays Bank PLC	6,783,283	02/19/27	0.28%	DESTR	Monthly	81,744
Dai Nippon Printing Co. Ltd.	SG Americas Securities LLC	11,576,495	12/08/27	0.25%	1D P TONA	Monthly	(97,074)
Dai Nippon Printing Co. Ltd.	SG Americas Securities LLC	345,117	12/08/27	0.25%	1D P TONA	Monthly	(4,215)
Daifuku Co., Ltd.	Bank of America N.A.	1,887,359	03/15/28	0.25%	1D P TONA	Monthly	46,205
Daifuku Co., Ltd.	UBS AG	30,524,716	09/03/29	0.23%	1D P TONA	Monthly	268,827
Daihatsu Infinearth Mfg Co., Ltd.	Barclays Bank PLC	114,115	05/12/27	0.00%	1D P TONA	Monthly	(10,759)
Daihen Corp.	Barclays Bank PLC	4,350,918	05/12/27	0.00%	1D P TONA	Monthly	(105,854)
Dai-ichi Life Holdings, Inc.	SG Americas Securities LLC	16,996,580	12/08/27	0.25%	1D P TONA	Monthly	6,016
Daiichi Sankyo Co., Ltd.	SG Americas Securities LLC	5,786,536	12/08/27	0.25%	1D P TONA	Monthly	(525,143)
Daiichi Sankyo Co., Ltd.	UBS AG	25,750,062	09/03/29	0.25%	1D P TONA	Monthly	(3,041,068)
Daiichikosho Co. Ltd.	SG Americas Securities LLC	8,543,304	12/08/27	0.25%	1D P TONA	Monthly	(128,927)
Daikin Industries Ltd.	SG Americas Securities LLC	18,187,403	12/08/27	0.25%	1D P TONA	Monthly	(847,948)
Daishi Hokuetsu Financial Group, Inc.	Morgan Stanley & Co. International PLC	234,443	01/06/27	0.25%	1D P TONA	Monthly	5,191
Daito Trust Construction Co., Ltd.	UBS AG	4,310,706	04/18/28	0.15%	1D P TONA	Monthly	120,222
Daito Trust Construction Co., Ltd.	UBS AG	2,685,310	01/20/31	0.25%	1D P TONA	Monthly	64,991
Daiwa House Industry Co. Ltd.	Barclays Bank PLC	11,033,414	01/26/27	0.24%	1D P TONA	Monthly	(259,195)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Daiwa House Industry Co. Ltd.	Barclays Bank PLC	$ 6,668,680	05/12/27	0.24%	1D P TONA	Monthly	$ 23,467
Daiwa House Industry Co. Ltd.	SG Americas Securities LLC	85,945,507	12/08/27	0.25%	1D P TONA	Monthly	(583,155)
Daiwa Securities Group, Inc.	BNP Paribas SA	1,725,208	03/24/27	0.25%	1D TONA	Monthly	15,139
Daiwa Securities Group, Inc.	BNP Paribas SA	9,633,154	01/21/28	0.25%	1D TONA	Monthly	(9,602)
Daiwa Securities Group, Inc.	SG Americas Securities LLC	4,695,685	12/08/27	0.25%	1D P TONA	Monthly	141,426
Daiwabo Holdings Co., Ltd.	SG Americas Securities LLC	13,264,629	12/08/27	0.25%	1D P TONA	Monthly	(275,349)
Daktronics, Inc.	Barclays Bank PLC	1,263,891	02/16/27	0.20%	1D OBFR01	Monthly	8,827
Dana, Inc.	Barclays Bank PLC	4,170,327	12/23/26	0.20%	1D OBFR01	Monthly	(278,740)
Dana, Inc.	Citibank N.A.	7,628,685	06/25/26	0.20%	1D OBFR01	Monthly	(509,893)
Danaher Corp.	Bank of America N.A.	549,639	02/15/28	0.20%	1D OBFR01	Monthly	(6)
Danaher Corp.	SG Americas Securities LLC	9,829,580	12/08/27	0.20%	1D OBFR01	Monthly	(673,849)
Danone SA	UBS AG	2,533,318	01/03/31	0.26%	1D ESTR	Monthly	(6,917)
Dassault Systemes SE	UBS AG	1,695	04/18/28	0.26%	1D ESTR	Monthly	(72)
Dassault Systemes SE	UBS AG	2,840,440	01/20/31	0.26%	1D ESTR	Monthly	(39,269)
Data#3 Ltd.	Bank of America N.A.	535,590	02/15/28	0.25%	1D AONIA	Monthly	5,407
Data#3 Ltd.	BNP Paribas SA	1,972,808	03/22/27	0.25%	1D AONIA	Monthly	19,918
Data#3 Ltd.	Goldman Sachs Bank USA	988,429	08/19/26	0.30%	1D AONIA	Monthly	9,979
Dateline Resources Ltd.	Bank of America N.A.	184,006	02/15/28	0.25%	1D AONIA	Monthly	(2,071)
Dateline Resources Ltd.	Barclays Bank PLC	1,123,995	01/20/27	0.00%	1D AONIA	Monthly	(23,270)
Dave & Buster’s Entertainment, Inc.	Barclays Bank PLC	1,459,555	12/23/26	0.20%	1D OBFR01	Monthly	(135,444)
DaVita, Inc.	SG Americas Securities LLC	8,985,891	12/08/27	0.20%	1D OBFR01	Monthly	(206,108)
Delek US Holdings, Inc.	Barclays Bank PLC	9,521,205	12/23/26	0.20%	1D OBFR01	Monthly	489,649
Delek US Holdings, Inc.	SG Americas Securities LLC	2,141,153	12/08/27	0.20%	1D OBFR01	Monthly	(9,232)
Dell Technologies, Inc., Class C	Barclays Bank PLC	18,118,328	12/23/26	0.20%	1D OBFR01	Monthly	(305,399)
Delta Air Lines, Inc.	SG Americas Securities LLC	12,571,421	12/08/27	0.20%	1D OBFR01	Monthly	(952,247)
Deluxe Corp.	Morgan Stanley & Co. International PLC	146,171	02/08/27	0.20%	1D FEDL01	Monthly	9,430
Denso Corp.	Barclays Bank PLC	4,765,417	01/26/27	0.15%	1D P TONA	Monthly	(168,708)
Denso Corp.	Barclays Bank PLC	1,456,847	05/12/27	0.15%	1D P TONA	Monthly	2,777
Denso Corp.	Barclays Bank PLC	13,462,855	09/09/27	0.15%	1D P TONA	Monthly	(340,105)
Dentsu Group, Inc.	Bank of America N.A.	320,992	03/15/28	0.25%	1D P TONA	Monthly	(6,525)
Dentsu Group, Inc.	BNP Paribas SA	848,548	01/14/28	0.25%	1D TONA	Monthly	(264)
Dentsu Group, Inc.	Citibank N.A.	11,347,925	02/26/26	0.21%	1D P TONA	Monthly	(228,998)
Dentsu Group, Inc.	JPMorgan Chase Bank N.A.	4,297,043	02/10/26	0.25%	1D P TONA	Monthly	(484,618)
Dentsu Group, Inc.	Morgan Stanley & Co. International PLC	4,054,722	01/07/27	0.25%	1D P TONA	Monthly	(73,417)
Dentsu Group, Inc.	SG Americas Securities LLC	15,540,681	12/08/27	0.25%	1D P TONA	Monthly	(1,752,669)
Descartes Systems Group, Inc.	Bank of America N.A.	98,736	02/15/28	0.20%	CABROVER	Monthly	(7)
Deutsche Bank AG	Barclays Bank PLC	12,889,938	02/26/27	0.26%	1D ESTR	Monthly	83,762
Deutsche Bank AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	30,537,594	01/04/27	0.26%	1D ESTR	Monthly	(99,955)
Deutsche Bank AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	12,129,068	01/06/27	0.26%	1D ESTR	Monthly	(23,393)
Deutsche Boerse AG, Class N	SG Americas Securities LLC	2,899,213	12/08/27	0.12%	1D ESTR	Monthly	(2,317)
Deutsche Lufthansa AG, Registered Shares	BNP Paribas SA	1,424,892	01/13/28	0.26%	1D ESTR	Monthly	17,128
Deutsche Post AG, Class N	Bank of America N.A.	697,640	02/15/28	0.26%	1D ESTR	Monthly	7,338
Deutsche Post AG, Class N	BNP Paribas SA	1,125,316	01/13/28	0.26%	1D ESTR	Monthly	23,007
Deutsche Post AG, Class N	BNP Paribas SA	2,909,047	01/19/28	0.26%	1D ESTR	Monthly	11,594
Deutsche Post AG, Class N	SG Americas Securities LLC	2,126,038	12/08/27	0.26%	1D ESTR	Monthly	21,671
Deutsche Post AG, Class N	UBS AG	490,905	01/03/31	0.26%	1D ESTR	Monthly	(8,075)
Deutsche Telekom AG, Class N, Registered Shares	BNP Paribas SA	4,137,460	01/19/28	0.26%	1D ESTR	Monthly	61,819
Deutsche Telekom AG, Class N, Registered Shares	Citibank N.A.	3,981,925	06/25/26	0.00%	1D ESTR	Monthly	194,869
Deutsche Telekom AG, Class N, Registered Shares	Citibank N.A.	1,150,342	07/06/26	0.00%	1D ESTR	Monthly	62,588
Deutsche Telekom AG, Class N, Registered Shares	Goldman Sachs Bank USA	19,173,244	08/19/26	0.05%	1D ESTR	Monthly	310,275
Deutsche Telekom AG, Class N, Registered Shares	Goldman Sachs Bank USA	7,473,427	08/19/26	0.05%	1D ESTR	Monthly	120,940
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Deutsche Telekom AG, Class N, Registered Shares	JPMorgan Chase Bank N.A.	$ 8,256,257	02/10/26	0.05%	1D ESTR	Monthly	$ 248
Deutsche Telekom AG, Class N, Registered Shares	UBS AG	6,673,889	09/03/29	0.00%	1D ESTR	Monthly	259,816
Deutz AG	Barclays Bank PLC	1,732,312	12/10/26	0.26%	1D ESTR	Monthly	(50,847)
Devon Energy Corp.	Bank of America N.A.	575,374	02/15/28	0.20%	1D OBFR01	Monthly	33,767
Devon Energy Corp.	Barclays Bank PLC	25,401,062	12/23/26	0.20%	1D OBFR01	Monthly	1,491,426
Devon Energy Corp.	Barclays Bank PLC	1,078,708	02/16/27	0.20%	1D OBFR01	Monthly	63,336
Devon Energy Corp.	BNP Paribas SA	251,488	01/28/28	0.00%	1D OBFR01	Monthly	27,851
Dexcom, Inc.	Morgan Stanley & Co. International PLC	723,501	02/05/27	0.20%	1D FEDL01	Monthly	(3,181)
Dexerials Corp.	Barclays Bank PLC	469,633	05/12/27	0.15%	1D P TONA	Monthly	(18,746)
Dexus	Bank of America N.A.	338,525	02/15/28	0.25%	1D AONIA	Monthly	(12,670)
Dexus	Barclays Bank PLC	1,191,018	01/20/27	0.00%	1D AONIA	Monthly	(25,396)
Dexus Industria REIT	UBS AG	108,011	01/03/31	0.25%	1D AONIA	Monthly	(3,577)
DIC Corp.	Bank of America N.A.	15,604,407	02/15/28	0.25%	1D P TONA	Monthly	110,903
DIC Corp.	Goldman Sachs Bank USA	3,326,964	08/19/26	0.25%	1D P TONA	Monthly	23,645
DIC Corp.	UBS AG	4,301,227	04/03/28	0.15%	1D P TONA	Monthly	47,956
Dicker Data Ltd.	Morgan Stanley & Co. International PLC	308,770	01/06/27	0.29%	1D AONIA	Monthly	(6,849)
Dicker Data Ltd.	UBS AG	869,269	04/03/28	0.25%	1D AONIA	Monthly	(9,203)
Diebold Nixdorf, Inc.	Bank of America N.A.	18,452	02/15/28	0.20%	1D OBFR01	Monthly	(717)
Diebold Nixdorf, Inc.	BNP Paribas SA	2,835,152	01/28/28	0.20%	1D OBFR01	Monthly	27,176
Digi International, Inc.	SG Americas Securities LLC	2,473,857	12/08/27	0.20%	1D OBFR01	Monthly	40,871
Digital Realty Trust, Inc.	Barclays Bank PLC	1,608,963	02/23/27	0.20%	1D OBFR01	Monthly	25,811
Digital Realty Trust, Inc.	Morgan Stanley & Co. International PLC	23,921,089	02/05/27	0.20%	1D FEDL01	Monthly	1,091,227
Digital Turbine, Inc.	Barclays Bank PLC	2,503,681	12/23/26	0.20%	1D OBFR01	Monthly	24,214
Digital Turbine, Inc.	Citibank N.A.	1,555,669	06/25/26	0.20%	1D OBFR01	Monthly	15,045
Diploma PLC	BNP Paribas SA	1,282,530	03/22/27	0.25%	1D SONIA	Monthly	(25,402)
Diploma PLC	SG Americas Securities LLC	5,908,490	12/08/27	0.25%	1D SONIA	Monthly	(241,361)
DMG Mori Co. Ltd.	Barclays Bank PLC	23,860,574	09/09/27	0.23%	1D P TONA	Monthly	(783,734)
DMG Mori Co. Ltd.	BNP Paribas SA	335,170	01/21/28	0.15%	1D TONA	Monthly	147
DMG Mori Co. Ltd.	SG Americas Securities LLC	8,436,698	12/08/27	0.25%	1D P TONA	Monthly	94,462
DMG Mori Co. Ltd.	SG Americas Securities LLC	16,478,962	12/08/27	0.25%	1D P TONA	Monthly	184,507
DNO ASA	Barclays Bank PLC	1,953,023	12/11/26	0.28%	NOWA	Monthly	64,072
DO & CO AG	Bank of America N.A.	2,478,765	02/15/28	0.26%	1D ESTR	Monthly	(100,116)
DO & CO AG	UBS AG	425,063	04/24/28	0.26%	1D ESTR	Monthly	(17,168)
Dolby Laboratories, Inc., Class A	Barclays Bank PLC	14,669	02/16/27	0.20%	1D OBFR01	Monthly	351
Dolby Laboratories, Inc., Class A	BNP Paribas SA	302,489	01/28/28	0.20%	1D OBFR01	Monthly	9,924
Dole PLC	SG Americas Securities LLC	2,719,481	12/08/27	0.20%	1D OBFR01	Monthly	301,532
Dollar General Corp.	UBS AG	16,070,028	04/18/28	0.20%	1D OBFR01	Monthly	(879,070)
Dollar Tree, Inc.	Citibank N.A.	396,992	02/24/28	0.20%	1D OBFR01	Monthly	(8)
Dollarama, Inc.	Barclays Bank PLC	335,271	10/23/26	0.20%	CABROVER	Monthly	(12,918)
Dollarama, Inc.	Barclays Bank PLC	1,338,655	12/23/26	0.20%	CABROVER	Monthly	(40,079)
Dollarama, Inc.	Citibank N.A.	1,467,989	02/24/28	0.20%	1D CORRA	Monthly	(72,114)
Domino’s Pizza, Inc.	Bank of America N.A.	609,344	02/15/28	0.20%	1D OBFR01	Monthly	(4)
Domino’s Pizza, Inc.	Bank of America N.A.	1,005,495	02/15/28	0.20%	1D OBFR01	Monthly	21,150
Domino’s Pizza, Inc.	SG Americas Securities LLC	12,333,695	12/08/27	0.20%	1D OBFR01	Monthly	62,374
Domino’s Pizza, Inc.	UBS AG	490,499	01/14/31	0.20%	1D OBFR01	Monthly	6,000
Donaldson Co., Inc.	Morgan Stanley & Co. International PLC	5,516,338	02/05/27	0.20%	1D FEDL01	Monthly	(26,869)
Dorian LPG Ltd.	UBS AG	113,675	01/14/31	0.20%	1D OBFR01	Monthly	1,167
dormakaba Holding AG	BNP Paribas SA	4,293,345	03/17/27	0.26%	SSARON	Monthly	(234,882)
dormakaba Holding AG	Morgan Stanley & Co. International PLC	845,702	01/04/27	0.26%	SSARON	Monthly	(41,033)
Doshisha Co., Ltd.	Bank of America N.A.	798,440	03/15/28	0.25%	1D P TONA	Monthly	(14,499)
Doshisha Co., Ltd.	BNP Paribas SA	141,040	01/14/28	0.25%	1D TONA	Monthly	(7,247)
Doshisha Co., Ltd.	UBS AG	114,650	04/03/28	0.25%	1D P TONA	Monthly	(1,762)
Doshisha Co., Ltd.	UBS AG	454,092	01/06/31	0.25%	1D P TONA	Monthly	(23,448)
DoubleVerify Holdings, Inc.	BNP Paribas SA	11,845,490	04/16/26	0.20%	1D OBFR01	Monthly	291,650

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Doutor Nichires Holdings Co. Ltd.	Bank of America N.A.	$ 1,491,507	02/15/28	0.25%	1D P TONA	Monthly	$ 53,699
Doutor Nichires Holdings Co. Ltd.	BNP Paribas SA	2,070,169	03/24/27	0.25%	1D TONA	Monthly	74,532
Doutor Nichires Holdings Co. Ltd.	SG Americas Securities LLC	3,014,899	12/08/27	0.25%	1D P TONA	Monthly	241,330
Dover Corp.	SG Americas Securities LLC	14,428,752	12/08/27	0.20%	1D OBFR01	Monthly	(35,717)
Dow, Inc.	Barclays Bank PLC	10,256,961	12/23/26	0.20%	1D OBFR01	Monthly	(282,401)
Dowa Holdings Co. Ltd.	Bank of America N.A.	4,330,207	02/15/28	0.00%	1D P TONA	Monthly	188,888
Dowa Holdings Co. Ltd.	Barclays Bank PLC	8,983,645	05/12/27	0.15%	1D P TONA	Monthly	178,926
Downer EDI Ltd.	BNP Paribas SA	3,736,695	03/22/27	0.25%	1D AONIA	Monthly	(23,938)
Downer EDI Ltd.	UBS AG	2,178,333	04/03/28	0.25%	1D AONIA	Monthly	(13,955)
Doximity, Inc., Class A	Morgan Stanley & Co. International PLC	5,135,863	02/05/27	0.20%	1D FEDL01	Monthly	(419,177)
DPM Metals, Inc.	Morgan Stanley & Co. International PLC	172,061	01/04/27	0.20%	CABROVER	Monthly	(8,175)
DraftKings, Inc., Class A	SG Americas Securities LLC	1,538,087	12/08/27	0.15%	1D OBFR01	Monthly	(112,051)
Dropbox, Inc., Class A	Barclays Bank PLC	17,048,574	12/23/26	0.20%	1D OBFR01	Monthly	(493,785)
Dropbox, Inc., Class A	SG Americas Securities LLC	9,504,290	12/08/27	0.20%	1D OBFR01	Monthly	(685,306)
DSM-Firmenich AG	Bank of America N.A.	409,624	02/15/28	0.26%	1D ESTR	Monthly	(532)
DSM-Firmenich AG	Barclays Bank PLC	1,250,588	02/19/27	0.26%	1D ESTR	Monthly	13,750
DSM-Firmenich AG	BNP Paribas SA	1,646,956	01/13/28	0.26%	1D ESTR	Monthly	30,890
DSM-Firmenich AG	UBS AG	41,529,467	04/18/28	0.26%	1D ESTR	Monthly	(1,068,372)
DSM-Firmenich AG	UBS AG	28,888,424	09/03/29	0.26%	1D ESTR	Monthly	(653,966)
DSM-Firmenich AG	UBS AG	633,345	01/03/31	0.26%	1D ESTR	Monthly	6,867
DTE Energy Co.	Bank of America N.A.	707,734	02/15/28	0.20%	1D OBFR01	Monthly	(11,915)
DTE Energy Co.	Barclays Bank PLC	564,921	02/16/27	0.20%	1D OBFR01	Monthly	(256)
DTE Energy Co.	BNP Paribas SA	396,160	04/16/26	0.20%	1D OBFR01	Monthly	(3,367)
DTE Energy Co.	BNP Paribas SA	2,997,809	01/24/28	0.20%	1D OBFR01	Monthly	(2,075)
DTE Energy Co.	BNP Paribas SA	2,325,019	01/28/28	0.20%	1D OBFR01	Monthly	(30,212)
DTE Energy Co.	UBS AG	1,069,222	01/14/31	0.20%	1D OBFR01	Monthly	(12,592)
DTS Corp.	SG Americas Securities LLC	5,552,877	12/08/27	0.25%	1D P TONA	Monthly	(49,106)
DTS Corp.	UBS AG	2,098,042	04/03/28	0.25%	1D P TONA	Monthly	(47,570)
Ducommun, Inc.	SG Americas Securities LLC	1,370,323	12/08/27	0.20%	1D OBFR01	Monthly	100,847
Duerr AG	BNP Paribas SA	7,760,389	03/24/27	0.26%	1D ESTR	Monthly	(300,148)
Duke Energy Corp.	Bank of America N.A.	562,487	02/15/28	0.20%	1D OBFR01	Monthly	5,188
Duke Energy Corp.	Barclays Bank PLC	1,327,594	02/16/27	0.20%	1D OBFR01	Monthly	25,094
Duke Energy Corp.	BNP Paribas SA	9,930,757	04/16/26	0.20%	1D OBFR01	Monthly	86,321
Duke Energy Corp.	BNP Paribas SA	701,023	01/28/28	0.20%	1D OBFR01	Monthly	13,485
Duke Energy Corp.	UBS AG	1,698,765	01/14/31	0.20%	1D OBFR01	Monthly	20,522
Dunelm Group PLC	BNP Paribas SA	5,711,905	03/17/27	0.25%	1D SONIA	Monthly	(106,169)
Duolingo, Inc., Class A	SG Americas Securities LLC	1,356,968	12/08/27	0.20%	1D OBFR01	Monthly	(150,294)
DuPont de Nemours, Inc.	BNP Paribas SA	7,139,046	04/16/26	0.20%	1D OBFR01	Monthly	(31,165)
Duskin Co., Ltd.	Bank of America N.A.	1,613,798	03/15/28	0.25%	1D P TONA	Monthly	(26,235)
Duskin Co., Ltd.	BNP Paribas SA	732,466	01/14/28	0.25%	1D TONA	Monthly	(26,577)
Duskin Co., Ltd.	UBS AG	694,149	01/06/31	0.25%	1D P TONA	Monthly	(23,966)
DWS Group GmbH & Co KGaA	UBS AG	322,495	04/24/28	0.26%	1D ESTR	Monthly	16,266
DXC Technology Co.	SG Americas Securities LLC	18,816,100	12/08/27	0.20%	1D OBFR01	Monthly	(787,128)
DXC Technology Co.	UBS AG	7,725,199	04/21/28	0.20%	1D OBFR01	Monthly	(213,432)
DXP Enterprises, Inc.	BNP Paribas SA	874,278	04/16/26	0.20%	1D OBFR01	Monthly	67,804
DXP Enterprises, Inc.	SG Americas Securities LLC	3,057,792	12/08/27	0.20%	1D OBFR01	Monthly	556,038
Dycom Industries, Inc.	Morgan Stanley & Co. International PLC	4,093,901	02/05/27	0.20%	1D FEDL01	Monthly	(158,853)
E.ON SE, Class N	BNP Paribas SA	3,597,744	01/19/28	0.26%	1D ESTR	Monthly	12,043
Earth Corp.	BNP Paribas SA	1,952,074	03/24/27	0.25%	1D TONA	Monthly	(46,756)
East Japan Railway Co.	UBS AG	305,158	01/06/31	0.25%	1D P TONA	Monthly	(6,418)
East West Bancorp, Inc.	BNP Paribas SA	296,521	04/16/26	0.20%	1D OBFR01	Monthly	2,397
Eastern Bankshares, Inc.	BNP Paribas SA	403,060	01/28/28	0.20%	1D OBFR01	Monthly	7,849
Eaton Corp PLC	Bank of America N.A.	703,747	02/15/28	0.20%	1D OBFR01	Monthly	20,529
Eaton Corp PLC	Barclays Bank PLC	1,463,095	02/16/27	0.20%	1D OBFR01	Monthly	76,124
Eaton Corp PLC	BNP Paribas SA	10,476,906	04/16/26	0.20%	1D OBFR01	Monthly	391,109
Eaton Corp PLC	BNP Paribas SA	18,685,422	01/24/28	0.20%	1D OBFR01	Monthly	971,607
Eaton Corp PLC	BNP Paribas SA	1,131,719	01/28/28	0.20%	1D OBFR01	Monthly	59,946
EBOS Group Ltd.	BNP Paribas SA	498,096	01/17/28	0.25%	1D NZOCO	Monthly	2,217
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Eckert & Ziegler SE	SG Americas Securities LLC	$ 557,070	12/08/27	0.26%	1D ESTR	Monthly	$ (20,587)
Ecolab, Inc.	Barclays Bank PLC	238,263	12/23/26	0.20%	1D OBFR01	Monthly	(1,391)
Ecolab, Inc.	Barclays Bank PLC	3,464,560	02/23/27	0.20%	1D OBFR01	Monthly	6,173
Ecolab, Inc.	UBS AG	380,331	01/14/31	0.20%	1D OBFR01	Monthly	2,893
EDION Corp.	SG Americas Securities LLC	6,188,980	12/08/27	0.25%	1D P TONA	Monthly	87,156
Edison International	BNP Paribas SA	17,897,521	04/16/26	0.20%	1D OBFR01	Monthly	221,101
EDP SA	Barclays Bank PLC	7,133,841	12/10/26	0.26%	1D ESTR	Monthly	115,626
EDP SA	Barclays Bank PLC	11,157,949	02/26/27	0.26%	1D ESTR	Monthly	269,520
EDP SA	Morgan Stanley & Co. International PLC	29,244,750	01/04/27	0.26%	1D ESTR	Monthly	707,304
EFG International AG, Class N	SG Americas Securities LLC	289,750	12/08/27	0.26%	SSARON	Monthly	(1,721)
Eiffage SA	UBS AG	2,763,402	01/20/31	0.26%	1D ESTR	Monthly	38,271
Eisai Co., Ltd.	SG Americas Securities LLC	2,085,884	12/08/27	0.25%	1D P TONA	Monthly	(6,078)
Elastic NV	Bank of America N.A.	15,285,295	02/15/28	0.20%	1D OBFR01	Monthly	(1,444,346)
Elastic NV	Bank of America N.A.	354,200	02/15/28	0.20%	1D OBFR01	Monthly	(28,967)
Elbit Systems Ltd.	UBS AG	1,938,716	04/18/28	0.40%	SHIR	Monthly	(58,009)
Elbit Systems Ltd.	UBS AG	1,974,611	01/20/31	0.40%	SHIR	Monthly	(17,517)
Elecnor SA	Barclays Bank PLC	2,270,742	12/10/26	0.26%	1D ESTR	Monthly	47,993
Element Fleet Management Corp.	Morgan Stanley & Co. International PLC	5,570,060	01/04/27	0.20%	CABROVER	Monthly	(33,667)
Element Solutions, Inc.	Morgan Stanley & Co. International PLC	1,835,237	02/05/27	0.20%	1D FEDL01	Monthly	(6,244)
Eli Lilly & Co.	Bank of America N.A.	273,737	02/15/28	0.20%	1D OBFR01	Monthly	1,108
Eli Lilly & Co.	Barclays Bank PLC	514,558	02/16/27	0.20%	1D OBFR01	Monthly	(1,169)
Eli Lilly & Co.	BNP Paribas SA	238,832	01/28/28	0.20%	1D OBFR01	Monthly	(288)
Eli Lilly & Co.	UBS AG	1,300,560	01/14/31	0.20%	1D OBFR01	Monthly	(21,754)
EMCOR Group, Inc.	Bank of America N.A.	2,254,668	02/15/28	0.20%	1D OBFR01	Monthly	27,884
EMCOR Group, Inc.	Barclays Bank PLC	432,582	12/23/26	0.20%	1D OBFR01	Monthly	8,505
EMCOR Group, Inc.	Barclays Bank PLC	537,008	02/16/27	0.20%	1D OBFR01	Monthly	13,630
EMCOR Group, Inc.	Barclays Bank PLC	4,658,994	02/23/27	0.20%	1D OBFR01	Monthly	117,284
EMCOR Group, Inc.	BNP Paribas SA	482,886	01/28/28	0.00%	1D OBFR01	Monthly	12,255
EMCOR Group, Inc.	UBS AG	603,685	01/14/31	0.20%	1D OBFR01	Monthly	34,161
Emerson Electric Co.	Bank of America N.A.	3,225,146	02/15/28	0.20%	1D OBFR01	Monthly	(27,590)
Emerson Electric Co.	BNP Paribas SA	18,101,977	01/24/28	0.20%	1D OBFR01	Monthly	(160,953)
Emerson Electric Co.	BNP Paribas SA	9,259,281	01/28/28	0.20%	1D OBFR01	Monthly	(165,396)
Emerson Electric Co.	UBS AG	11,098,101	04/18/28	0.20%	1D OBFR01	Monthly	(78,306)
Emerson Electric Co.	UBS AG	2,629,689	01/14/31	0.20%	1D OBFR01	Monthly	(34,082)
Emirates Integrated Telecommunications Co PJSC	Goldman Sachs Bank USA	738,217	08/19/26	0.75%	1D FEDL01	Monthly	11,012
Empire Co., Ltd., Class A	Morgan Stanley & Co. International PLC	7,013,023	01/06/27	0.20%	CABROVER	Monthly	(163,237)
Empire State Realty Trust, Inc.	Barclays Bank PLC	673,614	02/16/27	0.20%	1D OBFR01	Monthly	(9,871)
Empire State Realty Trust, Inc.	BNP Paribas SA	449,050	01/28/28	0.20%	1D OBFR01	Monthly	5,013
Empire State Realty Trust, Inc.	UBS AG	1,234,429	01/14/31	0.20%	1D OBFR01	Monthly	3,883
EMS-Chemie Holding AG, Registered Shares	SG Americas Securities LLC	191,377	12/08/27	0.26%	SSARON	Monthly	(4,008)
Enagas SA	Barclays Bank PLC	45,986,002	08/17/26	0.26%	1D ESTR	Monthly	645,529
Enagas SA	BNP Paribas SA	9,505,655	08/17/26	0.26%	1D ESTR	Monthly	(40,212)
Enagas SA	UBS AG	43,364,262	04/18/28	0.15%	1D ESTR	Monthly	(186,580)
Enagas SA	UBS AG	9,122,615	09/03/29	0.17%	1D ESTR	Monthly	(28,526)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	560,687	01/06/27	0.20%	CABROVER	Monthly	8,651
Encompass Health Corp.	Barclays Bank PLC	9,617,824	12/23/26	0.20%	1D OBFR01	Monthly	(468,454)
Encore Capital Group, Inc.	Barclays Bank PLC	5,446,200	12/23/26	0.20%	1D OBFR01	Monthly	(98,810)
Encore Capital Group, Inc.	SG Americas Securities LLC	6,153,129	12/08/27	0.20%	1D OBFR01	Monthly	(122,363)
Endeavour Mining PLC	Barclays Bank PLC	704,313	08/17/26	0.25%	1D SONIA	Monthly	(46,053)
Endeavour Mining PLC	Morgan Stanley & Co. International PLC	51,011,631	01/04/27	0.20%	CABROVER	Monthly	(3,868,175)
Endeavour Mining PLC	Morgan Stanley & Co. International PLC	18,537,511	01/27/27	0.25%	1D SONIA	Monthly	(1,434,097)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Endeavour Mining PLC	Morgan Stanley & Co. International PLC	$ 324,997	01/27/27	0.25%	1D SONIA	Monthly	$ (26,632)
ENEOS Holdings, Inc.	Bank of America N.A.	95,753,283	02/15/28	0.25%	1D P TONA	Monthly	5,990,842
ENEOS Holdings, Inc.	UBS AG	61,251,716	09/03/29	0.25%	1D P TONA	Monthly	3,832,238
Enerflex Ltd.	Morgan Stanley & Co. International PLC	1,320,234	01/04/27	0.20%	CABROVER	Monthly	107,186
Enerflex Ltd.	SG Americas Securities LLC	4,702,661	12/08/27	0.20%	CABROVER	Monthly	901,512
Energizer Holdings, Inc.	SG Americas Securities LLC	108,017	12/08/27	0.20%	1D OBFR01	Monthly	10,760
Energy Vault Holdings, Inc.	Bank of America N.A.	513,052	02/15/28	0.20%	1D OBFR01	Monthly	(82,602)
Energy Vault Holdings, Inc.	Barclays Bank PLC	25,401	02/16/27	0.20%	1D OBFR01	Monthly	(4,044)
EnerSys	Barclays Bank PLC	10,685,962	12/23/26	0.20%	1D OBFR01	Monthly	227,246
Enghouse Systems Ltd.	Morgan Stanley & Co. International PLC	107,587	01/04/27	0.20%	CABROVER	Monthly	346
Engie SA	Barclays Bank PLC	6,835,371	12/10/26	0.26%	1D ESTR	Monthly	368,324
Engie SA	Morgan Stanley & Co. International PLC	8,402,720	01/06/27	0.26%	1D ESTR	Monthly	452,780
Enhabit, Inc.	Bank of America N.A.	3,018,120	02/15/28	0.20%	1D OBFR01	Monthly	(72,058)
Eni SpA	BNP Paribas SA	10,712,356	08/17/26	0.26%	1D ESTR	Monthly	512,127
Eni SpA	SG Americas Securities LLC	6,481,971	12/08/27	0.26%	1D ESTR	Monthly	212,817
Ennis, Inc.	Morgan Stanley & Co. International PLC	113,354	02/08/27	0.20%	1D FEDL01	Monthly	(1,208)
Enova International, Inc.	SG Americas Securities LLC	21,611,521	12/08/27	0.20%	1D OBFR01	Monthly	44,579
Enovis Corp.	Barclays Bank PLC	3,176,966	12/23/26	0.20%	1D OBFR01	Monthly	(203,704)
Enpro, Inc.	UBS AG	113,349	04/21/28	0.20%	1D OBFR01	Monthly	788
Ensign Group, Inc.	Bank of America N.A.	632,200	02/15/28	0.20%	1D OBFR01	Monthly	(6,843)
Ensign Group, Inc.	Barclays Bank PLC	137,192	02/16/27	0.20%	1D OBFR01	Monthly	(2,611)
Ensign Group, Inc.	UBS AG	518,293	01/14/31	0.20%	1D OBFR01	Monthly	(19,449)
Entain PLC	Barclays Bank PLC	6,932,179	12/10/26	0.25%	1D SONIA	Monthly	(727,664)
EOG Resources, Inc.	Bank of America N.A.	369,040	02/15/28	0.20%	1D OBFR01	Monthly	20,163
EOG Resources, Inc.	Barclays Bank PLC	74,849	02/16/27	0.20%	1D OBFR01	Monthly	4,090
EOG Resources, Inc.	BNP Paribas SA	21,064	01/28/28	0.20%	1D OBFR01	Monthly	801
EOG Resources, Inc.	SG Americas Securities LLC	21,404,679	12/08/27	0.20%	1D OBFR01	Monthly	1,302,207
EPAM Systems, Inc.	BNP Paribas SA	354,159	04/16/26	0.20%	1D OBFR01	Monthly	(15,601)
EPAM Systems, Inc.	UBS AG	99,712	01/22/31	0.20%	1D OBFR01	Monthly	(1)
ePlus, Inc.	Barclays Bank PLC	680,011	12/23/26	0.20%	1D OBFR01	Monthly	(25,109)
EPR Properties	Bank of America N.A.	27,559	02/15/28	0.20%	1D OBFR01	Monthly	(277)
EPR Properties	Barclays Bank PLC	104,308	02/16/27	0.20%	1D OBFR01	Monthly	(1,198)
EPR Properties	Morgan Stanley & Co. International PLC	24,080,742	02/08/27	0.20%	1D FEDL01	Monthly	(276,487)
EPR Properties	UBS AG	375,373	01/14/31	0.20%	1D OBFR01	Monthly	(4,317)
EQT Corp.	UBS AG	790,300	01/22/31	0.00%	1D OBFR01	Monthly	(34)
Equifax, Inc.	Morgan Stanley & Co. International PLC	6,814,809	02/05/27	0.20%	1D FEDL01	Monthly	(403,642)
Equinix, Inc.	Bank of America N.A.	12,264,639	02/15/28	0.20%	1D OBFR01	Monthly	292,307
Equinix, Inc.	UBS AG	15,235	01/14/31	0.20%	1D OBFR01	Monthly	363
Equinox Gold Corp.	Bank of America N.A.	6,102,871	02/15/28	0.20%	CABROVER	Monthly	(556,411)
Equinox Gold Corp.	Barclays Bank PLC	214,287	10/23/26	0.20%	CABROVER	Monthly	(27,892)
Equinox Gold Corp.	Barclays Bank PLC	2,060,553	02/16/27	0.20%	CABROVER	Monthly	(266,072)
Equinox Gold Corp.	BNP Paribas SA	1,754,163	01/17/28	0.20%	CABROVER	Monthly	(114,504)
Equity Residential	Bank of America N.A.	599,424	02/15/28	0.20%	1D OBFR01	Monthly	4,270
Equity Residential	UBS AG	850,784	01/14/31	0.20%	1D OBFR01	Monthly	10,852
ERO Copper Corp.	Barclays Bank PLC	623,991	10/23/26	0.20%	CABROVER	Monthly	(67,437)
Erste Group Bank AG	Citibank N.A.	158,793	07/06/26	0.26%	1D ESTR	Monthly	2,288
Esco Technologies, Inc.	Morgan Stanley & Co. International PLC	3,529,312	02/08/27	0.20%	1D FEDL01	Monthly	59,802
ESR-REIT	Barclays Bank PLC	5,987,694	12/24/27	0.00%	SORA	Monthly	(83,302)
Essent Group Ltd.	Bank of America N.A.	6,954,882	02/15/28	0.20%	1D OBFR01	Monthly	203,652
Essent Group Ltd.	Bank of America N.A.	2,014,491	02/15/28	0.20%	1D OBFR01	Monthly	39,029
Essent Group Ltd.	Barclays Bank PLC	1,056,277	02/16/27	0.20%	1D OBFR01	Monthly	12,168
Essent Group Ltd.	BNP Paribas SA	567,445	01/28/28	0.20%	1D OBFR01	Monthly	(5,192)
Essent Group Ltd.	SG Americas Securities LLC	4,700,022	12/08/27	0.20%	1D OBFR01	Monthly	(127,185)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Essent Group Ltd.	UBS AG	$ 571,627	01/14/31	0.20%	1D OBFR01	Monthly	$ 16,738
EssilorLuxottica SA	Barclays Bank PLC	10,682,095	08/17/26	0.26%	1D ESTR	Monthly	(402,767)
Establishment Labs Holdings, Inc.	Bank of America N.A.	59,694	02/15/28	0.20%	1D OBFR01	Monthly	1,982
Establishment Labs Holdings, Inc.	Barclays Bank PLC	601,119	02/16/27	0.20%	1D OBFR01	Monthly	30,155
Establishment Labs Holdings, Inc.	UBS AG	1,277,218	01/14/31	0.20%	1D OBFR01	Monthly	13,816
Etablissements Maurel et Prom SA	UBS AG	1,559,290	04/24/28	0.26%	1D ESTR	Monthly	151,009
Ethan Allen Interiors, Inc.	Bank of America N.A.	1,132,357	02/15/28	0.20%	1D OBFR01	Monthly	(63,177)
Ethan Allen Interiors, Inc.	Barclays Bank PLC	703,794	02/16/27	0.20%	1D OBFR01	Monthly	2,725
Ethan Allen Interiors, Inc.	BNP Paribas SA	427,061	01/28/28	0.20%	1D OBFR01	Monthly	(22,576)
Ethan Allen Interiors, Inc.	UBS AG	1,460,939	01/14/31	0.20%	1D OBFR01	Monthly	(109,170)
Etsy, Inc.	Morgan Stanley & Co. International PLC	5,048,005	02/05/27	0.20%	1D FEDL01	Monthly	(769,843)
Etsy, Inc.	SG Americas Securities LLC	8,643,166	12/08/27	0.20%	1D OBFR01	Monthly	(1,167,385)
Eurocommercial Properties NV	UBS AG	112,446	04/24/28	0.26%	1D ESTR	Monthly	(3,771)
Eurofins Scientific SE	Bank of America N.A.	1,693,659	02/15/28	0.26%	1D ESTR	Monthly	(49,914)
Eurofins Scientific SE	UBS AG	14,863,357	04/18/28	0.10%	1D ESTR	Monthly	(854,474)
Eurofins Scientific SE	UBS AG	9,561,838	09/03/29	0.10%	1D ESTR	Monthly	(556,347)
Euronext NV	Citibank N.A.	2,318,789	07/06/26	0.26%	1D ESTR	Monthly	(17,146)
Euronext NV	UBS AG	2,532,211	04/18/28	0.26%	1D ESTR	Monthly	(67,405)
Eutelsat Communications SACA	Barclays Bank PLC	258,018	12/10/26	0.26%	1D ESTR	Monthly	8,753
Evercore, Inc., Class A	SG Americas Securities LLC	8,900,408	12/08/27	0.20%	1D OBFR01	Monthly	(301,816)
EverQuote, Inc., Class A	SG Americas Securities LLC	1,065,479	12/08/27	0.20%	1D OBFR01	Monthly	(114,009)
Eversource Energy	Morgan Stanley & Co. International PLC	10,167,555	02/05/27	0.20%	1D FEDL01	Monthly	(190,506)
Everus Construction Group, Inc.	Barclays Bank PLC	8,595,366	12/23/26	0.20%	1D OBFR01	Monthly	(333,320)
Evolution Ab	Barclays Bank PLC	1,443,128	02/19/27	0.26%	1D STIBOR	Monthly	(22,688)
Evolution Ab	Morgan Stanley & Co. International PLC	13,105,647	01/08/27	0.26%	1D STIBOR	Monthly	(252,831)
Evolution Ab	SG Americas Securities LLC	10,343,818	12/08/27	0.11%	1D STIBOR	Monthly	(425,491)
Evolution Ab	UBS AG	990,693	01/03/31	0.25%	TN STIBOR	Monthly	(26,995)
Evolution Mining Ltd.	Barclays Bank PLC	6,191,972	05/12/27	0.00%	1D AONIA	Monthly	(140,076)
Evolution Mining Ltd.	UBS AG	13,560,615	09/03/29	0.25%	1D AONIA	Monthly	747,858
Evonik Industries AG	Barclays Bank PLC	124,312	12/10/26	0.26%	1D ESTR	Monthly	(1,709)
Evonik Industries AG	Barclays Bank PLC	5,171,559	02/26/27	0.26%	1D ESTR	Monthly	(70,530)
Evotec SE	Morgan Stanley & Co. International PLC	3,579,420	01/04/27	0.26%	1D ESTR	Monthly	13,225
Exact Sciences Corp.	Bank of America N.A.	652,939	02/15/28	0.20%	1D OBFR01	Monthly	(726)
Exelixis, Inc.	Barclays Bank PLC	8,112,350	12/23/26	0.20%	1D OBFR01	Monthly	(572,422)
EXEO Group, Inc.	Barclays Bank PLC	14,902,729	05/12/27	0.00%	1D P TONA	Monthly	(789,542)
EXEO Group, Inc.	SG Americas Securities LLC	2,418,803	12/08/27	0.25%	1D P TONA	Monthly	(79,675)
ExlService Holdings, Inc.	BNP Paribas SA	23,736,469	04/16/26	0.20%	1D OBFR01	Monthly	(1,937,671)
eXp World Holdings, Inc.	Morgan Stanley & Co. International PLC	4,226,368	02/08/27	0.20%	1D FEDL01	Monthly	(140,126)
Expand Energy Corp.	Bank of America N.A.	18,610	02/15/28	0.20%	1D OBFR01	Monthly	2,410
Expand Energy Corp.	BNP Paribas SA	322,590	01/28/28	0.20%	1D OBFR01	Monthly	8,570
Expand Energy Corp.	UBS AG	74,540	01/14/31	0.20%	1D OBFR01	Monthly	9,655
Expand Energy Corp.	UBS AG	357,148	01/22/31	0.20%	1D OBFR01	Monthly	(21)
Expedia Group, Inc.	Morgan Stanley & Co. International PLC	5,046,686	02/05/27	0.20%	1D FEDL01	Monthly	(192,963)
Expeditors International of Washington, Inc.	Bank of America N.A.	22,930,985	02/15/28	0.20%	1D OBFR01	Monthly	(450,890)
Expeditors International of Washington, Inc.	Barclays Bank PLC	4,361,811	02/23/27	0.20%	1D OBFR01	Monthly	2,148
Expeditors International of Washington, Inc.	SG Americas Securities LLC	293,368	12/08/27	0.20%	1D OBFR01	Monthly	4,433
Experian PLC	Barclays Bank PLC	10,944,822	08/17/26	0.25%	1D SONIA	Monthly	(900,291)
Experian PLC	Barclays Bank PLC	20,536,873	12/10/26	0.25%	1D SONIA	Monthly	(1,689,306)
Exponent, Inc.	Barclays Bank PLC	5,456,730	12/23/26	0.20%	1D OBFR01	Monthly	(263,045)
Extendicare, Inc.	Morgan Stanley & Co. International PLC	1,095,838	01/04/27	0.20%	CABROVER	Monthly	30,103
Extendicare, Inc.	UBS AG	1,795,441	04/21/28	0.25%	1D CORRA	Monthly	73,333

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Extra Space Storage, Inc.	Bank of America N.A.	$ 1,145,429	02/15/28	0.20%	1D OBFR01	Monthly	$ (59,743)
Extra Space Storage, Inc.	Barclays Bank PLC	2,071,725	02/16/27	0.20%	1D OBFR01	Monthly	(83,440)
Extreme Networks, Inc.	Barclays Bank PLC	1,690,480	12/23/26	0.20%	1D OBFR01	Monthly	(67,886)
Exxon Mobil Corp.	BNP Paribas SA	423,808	01/28/28	0.20%	1D OBFR01	Monthly	28,813
Exxon Mobil Corp.	UBS AG	31,379	01/14/31	0.20%	1D OBFR01	Monthly	2,982
EZCORP, Inc., Class A	Bank of America N.A.	2,157,188	02/15/28	0.20%	1D OBFR01	Monthly	(9,013)
EZCORP, Inc., Class A	Goldman Sachs Bank USA	1,971,987	08/19/26	0.20%	1D FEDL01	Monthly	(8,240)
Fabrinet	Barclays Bank PLC	525,247	02/16/27	0.20%	1D OBFR01	Monthly	(10,356)
Fabrinet	UBS AG	80,608	01/14/31	0.20%	1D OBFR01	Monthly	(1,319)
FactSet Research Systems, Inc.	Bank of America N.A.	88,009	02/15/28	0.20%	1D OBFR01	Monthly	(1)
FANUC Corp.	SG Americas Securities LLC	2,131,790	12/08/27	0.25%	1D P TONA	Monthly	(107,999)
Federal Agricultural Mortgage Corp., Class C	Barclays Bank PLC	4,102,067	12/23/26	0.20%	1D OBFR01	Monthly	(150,605)
Federal Signal Corp.	SG Americas Securities LLC	457,301	12/08/27	0.20%	1D OBFR01	Monthly	(20,401)
Federated Hermes, Inc., Class B	SG Americas Securities LLC	4,870,936	12/08/27	0.20%	1D OBFR01	Monthly	32,209
Federated Hermes, Inc., Class B	UBS AG	2,611,215	04/21/28	0.20%	1D OBFR01	Monthly	(6,356)
Ferguson Enterprises, Inc.	JPMorgan Chase Bank N.A.	2,341,461	02/09/26	0.20%	1D OBFR01	Monthly	235,146
Ferguson Enterprises, Inc.	UBS AG	2,768,449	04/18/28	0.20%	1D OBFR01	Monthly	28,808
FFRI Security, Inc.	Morgan Stanley & Co. International PLC	115,792	01/06/27	0.25%	1D P TONA	Monthly	4,350
Fidelity National Information Services, Inc.	UBS AG	24,162,458	04/18/28	0.20%	1D OBFR01	Monthly	(3,122,650)
Financial Partners Group Co. Ltd.	Barclays Bank PLC	9,823,306	05/12/27	0.00%	1D P TONA	Monthly	(202,754)
Financiere de Tubize SA	UBS AG	472,129	04/18/28	0.26%	1D ESTR	Monthly	(31,338)
First Citizens BancShares, Inc.	Bank of America N.A.	1,354,567	02/15/28	0.20%	1D OBFR01	Monthly	(67,294)
First Citizens BancShares, Inc.	Barclays Bank PLC	788,864	02/16/27	0.20%	1D OBFR01	Monthly	(47,958)
First Citizens BancShares, Inc.	BNP Paribas SA	1,990,883	01/28/28	0.20%	1D OBFR01	Monthly	(4,095)
First Citizens BancShares, Inc.	UBS AG	372,712	01/14/31	0.20%	1D OBFR01	Monthly	10,158
First Citizens BancShares, Inc., Class A	Barclays Bank PLC	4,175,689	12/23/26	0.20%	1D OBFR01	Monthly	(253,854)
First Citizens BancShares, Inc., Class A	Citibank N.A.	4,975,571	02/24/28	0.20%	1D OBFR01	Monthly	(302,482)
First Financial Bankshares, Inc.	SG Americas Securities LLC	5,635,301	12/08/27	0.20%	1D OBFR01	Monthly	(45,673)
First Financial Corp.	UBS AG	1,381,994	04/21/28	0.20%	1D OBFR01	Monthly	42,859
First International Bank Of Israel Ltd.	BNP Paribas SA	1,319,726	01/13/28	0.70%	SHIR	Monthly	(4,512)
First Majestic Silver Corp.	Bank of America N.A.	3,454,192	02/15/28	0.20%	CABROVER	Monthly	(608,365)
First Majestic Silver Corp.	Barclays Bank PLC	594,215	10/23/26	0.20%	CABROVER	Monthly	(97,795)
First Majestic Silver Corp.	Barclays Bank PLC	1,477,144	12/23/26	0.20%	CABROVER	Monthly	(274,645)
First Majestic Silver Corp.	Barclays Bank PLC	2,561,712	02/16/27	0.20%	CABROVER	Monthly	(384,718)
First Majestic Silver Corp.	BNP Paribas SA	1,043,620	01/17/28	0.20%	CABROVER	Monthly	(46,118)
First Merchants Corp.	Morgan Stanley & Co. International PLC	121,100	02/08/27	0.20%	1D FEDL01	Monthly	367
First Mid Bancshares, Inc.	UBS AG	126,326	04/21/28	0.20%	1D OBFR01	Monthly	1,826
First Quantum Minerals Ltd.	Citibank N.A.	6,154,239	02/24/28	0.20%	1D CORRA	Monthly	(41,293)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	14,525,935	01/04/27	0.20%	CABROVER	Monthly	(97,464)
First Quantum Minerals Ltd.	Morgan Stanley & Co. International PLC	12,652,253	01/06/27	0.20%	CABROVER	Monthly	(84,893)
First Solar, Inc.	BNP Paribas SA	2,853,646	04/16/26	0.20%	1D OBFR01	Monthly	(100,498)
First Solar, Inc.	BNP Paribas SA	763,778	01/24/28	0.00%	1D OBFR01	Monthly	(25,200)
First Watch Restaurant Group, Inc.	UBS AG	110,178	04/21/28	0.20%	1D OBFR01	Monthly	(1,206)
FirstEnergy Corp.	SG Americas Securities LLC	492,842	12/08/27	0.20%	1D OBFR01	Monthly	5,980
Firstgroup PLC	Bank of America N.A.	952,444	02/15/28	0.25%	1D SONIA	Monthly	(9,610)
Firstgroup PLC	BNP Paribas SA	4,902,698	03/17/27	0.25%	1D SONIA	Monthly	(43,826)
Firstgroup PLC	Goldman Sachs Bank USA	1,038,175	08/19/26	0.25%	1D SONIA	Monthly	(10,475)
Firstgroup PLC	UBS AG	2,708,670	04/24/28	0.25%	1D SONIA	Monthly	(24,087)
Fiserv, Inc.	Barclays Bank PLC	479,821	02/16/27	0.20%	1D OBFR01	Monthly	(26,127)
Fiserv, Inc.	BNP Paribas SA	135,300	01/28/28	0.00%	1D OBFR01	Monthly	(5,227)
Fiserv, Inc.	Morgan Stanley & Co. International PLC	8,223,541	02/05/27	0.20%	1D FEDL01	Monthly	(447,780)
Fiserv, Inc.	UBS AG	350,346	01/14/31	0.20%	1D OBFR01	Monthly	(10,665)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Five Below, Inc.	SG Americas Securities LLC	$ 2,807,584	12/08/27	0.20%	1D OBFR01	Monthly	$ (90,320)
Five9, Inc.	Barclays Bank PLC	3,298,023	12/23/26	0.20%	1D OBFR01	Monthly	(211,479)
Fiverr International Ltd.	Barclays Bank PLC	497,718	12/23/26	0.20%	1D OBFR01	Monthly	7,848
flatexDEGIRO SE	Barclays Bank PLC	6,645,626	12/10/26	0.26%	1D ESTR	Monthly	421,092
FLEX LNG Ltd.	Morgan Stanley & Co. International PLC	111,827	02/08/27	0.20%	1D FEDL01	Monthly	126
Flex Ltd.	Bank of America N.A.	157,291	02/15/28	0.20%	1D OBFR01	Monthly	(6)
Flex Ltd.	Bank of America N.A.	646,783	02/15/28	0.00%	1D OBFR01	Monthly	(23,255)
Flex Ltd.	Barclays Bank PLC	24,712,102	12/23/26	0.20%	1D OBFR01	Monthly	(641,476)
Flex Ltd.	Barclays Bank PLC	873,073	02/16/27	0.20%	1D OBFR01	Monthly	(22,663)
Flex Ltd.	BNP Paribas SA	589,286	01/28/28	0.00%	1D OBFR01	Monthly	(31,508)
Flex Ltd.	SG Americas Securities LLC	24,419,000	12/08/27	0.20%	1D OBFR01	Monthly	1,075,763
Flight Centre Travel Group Ltd.	UBS AG	9,466,350	04/03/28	0.25%	1D AONIA	Monthly	577,333
Flowers Foods, Inc.	Morgan Stanley & Co. International PLC	539,956	02/08/27	0.20%	1D FEDL01	Monthly	19,257
Flowserve Corp.	Barclays Bank PLC	1,859,597	12/23/26	0.20%	1D OBFR01	Monthly	(10,647)
Flowserve Corp.	BNP Paribas SA	3,513,946	04/16/26	0.20%	1D OBFR01	Monthly	70,169
Fluence Energy, Inc., Class A	Morgan Stanley & Co. International PLC	201,934	02/08/27	0.20%	1D FEDL01	Monthly	25,918
Flughafen Zurich AG, Class N, Registered Shares	SG Americas Securities LLC	4,012,148	12/08/27	0.26%	SSARON	Monthly	(168,395)
Fluor Corp.	Barclays Bank PLC	908,916	02/23/27	0.20%	1D OBFR01	Monthly	(2,391)
FMC Corp.	Barclays Bank PLC	4,312,512	12/23/26	0.20%	1D OBFR01	Monthly	(60,905)
Food & Life Cos Ltd.	SG Americas Securities LLC	6,093,184	12/08/27	0.25%	1D P TONA	Monthly	(100,278)
FormFactor, Inc.	Morgan Stanley & Co. International PLC	113,812	02/08/27	0.20%	1D FEDL01	Monthly	(4,412)
Forte Biosciences, Inc.	Bank of America N.A.	312,665	02/15/28	0.20%	1D OBFR01	Monthly	(23,917)
Forte Biosciences, Inc.	Barclays Bank PLC	14,784	02/16/27	0.20%	1D OBFR01	Monthly	(1,261)
Fortescue Ltd.	Bank of America N.A.	761,445	02/15/28	0.25%	1D AONIA	Monthly	(25,469)
Fortescue Ltd.	Barclays Bank PLC	330,608	01/20/27	0.00%	1D AONIA	Monthly	(10,537)
Fortescue Ltd.	BNP Paribas SA	434,835	01/14/28	0.25%	1D AONIA	Monthly	(38,639)
Fortescue Ltd.	Morgan Stanley & Co. International PLC	6,754,452	01/07/27	0.29%	1D AONIA	Monthly	(201,094)
Fortescue Ltd.	SG Americas Securities LLC	33,395,739	12/08/27	0.30%	1D AONIA	Monthly	(2,521,580)
Fortescue Ltd.	UBS AG	1,029,413	01/03/31	0.25%	1D AONIA	Monthly	(36,011)
Fortinet, Inc.	UBS AG	653,188	01/22/31	0.20%	1D OBFR01	Monthly	(20)
Fortis, Inc.	Morgan Stanley & Co. International PLC	14,237,570	01/06/27	0.20%	CABROVER	Monthly	100,724
Fortive Corp.	UBS AG	41,775	01/22/31	0.20%	1D OBFR01	Monthly	(2)
Fortrea Holdings, Inc.	Barclays Bank PLC	2,451,902	12/23/26	0.20%	1D OBFR01	Monthly	(76,313)
Fortuna Mining Corp.	Barclays Bank PLC	7,364,649	10/23/26	0.20%	CABROVER	Monthly	(934,541)
Fortuna Mining Corp.	Morgan Stanley & Co. International PLC	216,369	01/06/27	0.20%	CABROVER	Monthly	(29,548)
Fortune Brands Innovations, Inc.	BNP Paribas SA	13,043,983	04/16/26	0.20%	1D OBFR01	Monthly	(1,530,205)
Fortune Real Estate Investment Trust	Morgan Stanley & Co. International PLC	1,076,680	01/06/27	0.30%	HONIA	Monthly	1,546
Forvia SE	Barclays Bank PLC	3,785,831	12/10/26	0.26%	1D ESTR	Monthly	(158,188)
Forward Air Corp.	Morgan Stanley & Co. International PLC	1,005,800	02/08/27	0.20%	1D FEDL01	Monthly	(8,616)
Forward Industries, Inc.	Bank of America N.A.	406,463	02/15/28	0.20%	1D OBFR01	Monthly	(67,075)
Forward Industries, Inc.	Barclays Bank PLC	19,340	02/16/27	0.20%	1D OBFR01	Monthly	(3,102)
Fox Corp., Class A	Barclays Bank PLC	34,646,142	12/23/26	0.20%	1D OBFR01	Monthly	215,550
Fox Corp., Class A	SG Americas Securities LLC	6,337,826	12/08/27	0.20%	1D OBFR01	Monthly	(243,666)
Fox Corp., Class B	Bank of America N.A.	1,777,420	02/15/28	0.20%	1D OBFR01	Monthly	17,362
Fox Corp., Class B	Barclays Bank PLC	21,287,570	12/23/26	0.20%	1D OBFR01	Monthly	176,769
Fox Corp., Class B	BNP Paribas SA	578,233	01/28/28	0.20%	1D OBFR01	Monthly	7,766
Franklin BSP Realty Trust, Inc.	Barclays Bank PLC	15,606	02/16/27	0.20%	1D OBFR01	Monthly	30
Franklin Electric Co., Inc.	Morgan Stanley & Co. International PLC	8,478,813	02/08/27	0.20%	1D FEDL01	Monthly	(185,249)
Franklin Resources, Inc.	Barclays Bank PLC	14,941,881	12/23/26	0.20%	1D OBFR01	Monthly	495,562
Freenet AG, Class N	Barclays Bank PLC	10,487,264	12/10/26	0.26%	1D ESTR	Monthly	257,485

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Freeport-McMoRan, Inc.	Citibank N.A.	$ 9,873,912	02/24/28	0.20%	1D OBFR01	Monthly	$ 231,538
Freeport-McMoRan, Inc.	JPMorgan Chase Bank N.A.	11,706,803	02/09/26	0.20%	1D OBFR01	Monthly	1,297,637
Freeport-McMoRan, Inc.	SG Americas Securities LLC	2,271,059	12/08/27	0.20%	1D OBFR01	Monthly	251,735
Frencken Group Ltd.	Barclays Bank PLC	1,450,778	12/24/27	0.00%	SORA	Monthly	95,028
Fresenius Medical Care AG	Bank of America N.A.	178,027	02/15/28	0.26%	1D ESTR	Monthly	4,165
Fresenius Medical Care AG	BNP Paribas SA	3,530,629	03/24/27	0.26%	1D ESTR	Monthly	92,948
Fresenius Medical Care AG	SG Americas Securities LLC	9,408,825	12/08/27	0.26%	1D ESTR	Monthly	241,352
Fresenius Medical Care AG	UBS AG	98,231	01/03/31	0.26%	1D ESTR	Monthly	2,792
Fresenius SE & Co KGaA	Barclays Bank PLC	1,226,320	08/17/26	0.26%	1D ESTR	Monthly	451
Fresenius SE & Co KGaA	BNP Paribas SA	258,911	03/24/27	0.26%	1D ESTR	Monthly	(4,786)
Freshworks, Inc., Class A	Bank of America N.A.	8,741,836	02/15/28	0.20%	1D OBFR01	Monthly	(431,696)
Frontdoor, Inc.	Barclays Bank PLC	2,387,534	12/23/26	0.20%	1D OBFR01	Monthly	(22,010)
Frontline PLC	BNP Paribas SA	1,068,667	04/16/26	0.20%	1D OBFR01	Monthly	103,228
FTAI Aviation Ltd.	Bank of America N.A.	9,379,971	02/15/28	0.20%	1D OBFR01	Monthly	(96,854)
FTAI Aviation Ltd.	BNP Paribas SA	2,166,801	01/28/28	0.20%	1D OBFR01	Monthly	(107,244)
FTAI Aviation Ltd.	UBS AG	1,773,095	01/14/31	0.00%	1D OBFR01	Monthly	(23,711)
FTI Consulting, Inc.	BNP Paribas SA	3,116,531	04/16/26	0.20%	1D OBFR01	Monthly	(50,898)
fuboTV, Inc., Class A	BNP Paribas SA	153,458	04/16/26	0.20%	1D OBFR01	Monthly	(24,807)
FUCHS SE	SG Americas Securities LLC	796,851	12/08/27	0.26%	1D ESTR	Monthly	(45,049)
Fuji Electric Co., Ltd.	Bank of America N.A.	639,388	03/15/28	0.15%	1D P TONA	Monthly	(26,787)
Fujimi, Inc.	Morgan Stanley & Co. International PLC	303,944	01/06/27	0.25%	1D P TONA	Monthly	(6,976)
Fujitsu Ltd.	Bank of America N.A.	20,262,280	03/15/28	0.00%	1D P TONA	Monthly	(1,467,976)
Fujitsu Ltd.	Barclays Bank PLC	13,272,064	01/26/27	0.23%	1D P TONA	Monthly	(107,160)
Fujitsu Ltd.	Barclays Bank PLC	1,406,606	05/12/27	0.23%	1D P TONA	Monthly	4,911
Fujitsu Ltd.	UBS AG	7,764,611	09/03/29	0.25%	1D P TONA	Monthly	(562,536)
Fukuoka Financial Group, Inc.	Bank of America N.A.	26,592,546	02/15/28	0.25%	1D P TONA	Monthly	(170,587)
Fulcrum Therapeutics, Inc.	Morgan Stanley & Co. International PLC	101,119	02/08/27	0.20%	1D FEDL01	Monthly	(2,928)
Fulgent Genetics, Inc.	Barclays Bank PLC	2,403,352	12/23/26	0.20%	1D OBFR01	Monthly	(168,073)
Furukawa Co., Ltd.	SG Americas Securities LLC	13,996,941	12/08/27	0.25%	1D P TONA	Monthly	429,292
Furukawa Electric Co. Ltd.	BNP Paribas SA	457,884	01/21/28	0.15%	1D TONA	Monthly	64,770
Futu Holdings Ltd., ADR	Morgan Stanley & Co. International PLC	639,784	02/05/27	0.20%	1D FEDL01	Monthly	(17,303)
Future PLC	SG Americas Securities LLC	921,166	12/08/27	0.25%	1D SONIA	Monthly	31,673
Fuyo General Lease Co. Ltd.	Morgan Stanley & Co. International PLC	117,839	01/06/27	0.25%	1D P TONA	Monthly	(2,539)
G2 Goldfields, Inc.	BNP Paribas SA	198,486	01/17/28	0.00%	CABROVER	Monthly	(1,706)
Galaxy Digital, Inc., Class A	Bank of America N.A.	1,160,406	02/15/28	0.20%	1D OBFR01	Monthly	(172,097)
Galaxy Digital, Inc., Class A	Barclays Bank PLC	1,423,411	02/16/27	0.20%	1D OBFR01	Monthly	(106,863)
Galaxy Digital, Inc., Class A	BNP Paribas SA	1,777,894	01/28/28	0.20%	1D OBFR01	Monthly	(157,636)
Galaxy Digital, Inc., Class A	UBS AG	1,063,875	01/14/31	0.20%	1D OBFR01	Monthly	(100,887)
Galaxy Entertainment Group Ltd.	Bank of America N.A.	181,315	02/15/28	0.30%	HONIA	Monthly	(3,488)
Galaxy Entertainment Group Ltd.	Barclays Bank PLC	100,301	01/20/27	0.31%	HONIA	Monthly	(3,766)
Galaxy Entertainment Group Ltd.	UBS AG	5,207	04/18/28	0.25%	HONIA	Monthly	(127)
Galaxy Entertainment Group Ltd.	UBS AG	1,740,200	09/03/29	0.25%	HONIA	Monthly	(53,387)
Galaxy Entertainment Group Ltd.	UBS AG	131,975	01/20/31	0.25%	HONIA	Monthly	(4,956)
Galp Energia SGPS SA	BNP Paribas SA	113,571	03/24/27	0.26%	1D ESTR	Monthly	4,621
Gaming and Leisure Properties, Inc.	BNP Paribas SA	261,251	04/16/26	0.20%	1D OBFR01	Monthly	(1,567)
Gap, Inc.	UBS AG	8,512,601	04/18/28	0.20%	1D OBFR01	Monthly	218,642
Garmin Ltd.	Bank of America N.A.	404,437	02/15/28	0.20%	1D OBFR01	Monthly	(5,795)
Garmin Ltd.	Morgan Stanley & Co. International PLC	8,758,772	02/05/27	0.20%	1D FEDL01	Monthly	(183,830)
Garrett Motion, Inc.	Bank of America N.A.	1,375,204	02/15/28	0.20%	1D OBFR01	Monthly	(23,142)
Garrett Motion, Inc.	Barclays Bank PLC	410,908	12/23/26	0.20%	1D OBFR01	Monthly	(5,838)
Garrett Motion, Inc.	BNP Paribas SA	3,277,220	01/28/28	0.20%	1D OBFR01	Monthly	(58,830)
Garrett Motion, Inc.	UBS AG	488,503	01/14/31	0.20%	1D OBFR01	Monthly	(29,872)
Gartner, Inc.	SG Americas Securities LLC	22,500,680	12/08/27	0.20%	1D OBFR01	Monthly	(3,391,375)
GCM Grosvenor, Inc., Class A	Barclays Bank PLC	1,080,120	02/16/27	0.20%	1D OBFR01	Monthly	(4,799)
GCM Grosvenor, Inc., Class A	BNP Paribas SA	589,920	01/28/28	0.00%	1D OBFR01	Monthly	1,154
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
GE Vernova, Inc.	Morgan Stanley & Co. International PLC	$ 16,088,658	02/05/27	0.20%	1D FEDL01	Monthly	$ 1,571,576
GE Vernova, Inc.	UBS AG	751,877	01/22/31	0.20%	1D OBFR01	Monthly	34,055
GEA Group AG	Barclays Bank PLC	9,335,302	08/17/26	0.26%	1D ESTR	Monthly	(65,748)
GEA Group AG	Barclays Bank PLC	13,400,554	12/10/26	0.26%	1D ESTR	Monthly	(94,379)
Gecina SA	Bank of America N.A.	10,901,033	02/15/28	0.26%	1D ESTR	Monthly	(315,730)
Gecina SA	Bank of America N.A.	452,319	02/15/28	0.26%	1D ESTR	Monthly	(12,535)
Gecina SA	Barclays Bank PLC	3,750,688	12/10/26	0.26%	1D ESTR	Monthly	(15,006)
Gecina SA	Barclays Bank PLC	699,029	02/19/27	0.26%	1D ESTR	Monthly	(2,797)
Gecina SA	UBS AG	481,766	01/03/31	0.26%	1D ESTR	Monthly	3,300
General Dynamics Corp.	Barclays Bank PLC	2,137,429	12/23/26	0.20%	1D OBFR01	Monthly	(71,616)
General Dynamics Corp.	Barclays Bank PLC	10,176,233	02/23/27	0.20%	1D OBFR01	Monthly	(410,313)
General Electric Co.	Barclays Bank PLC	6,753,143	12/23/26	0.20%	1D OBFR01	Monthly	269,280
General Mills, Inc.	Barclays Bank PLC	514,482	02/16/27	0.20%	1D OBFR01	Monthly	20,468
General Mills, Inc.	SG Americas Securities LLC	8,199,624	12/08/27	0.20%	1D OBFR01	Monthly	292,509
General Mills, Inc.	UBS AG	1,116,557	01/14/31	0.20%	1D OBFR01	Monthly	45,263
General Motors Co.	SG Americas Securities LLC	2,062,870	12/08/27	0.20%	1D OBFR01	Monthly	(27,382)
Generali	Barclays Bank PLC	12,788,173	08/17/26	0.26%	1D ESTR	Monthly	250,880
Generali	SG Americas Securities LLC	56,997,109	12/08/27	0.26%	1D ESTR	Monthly	(907,438)
Generali	UBS AG	1,520,764	01/20/31	0.10%	1D ESTR	Monthly	45,301
Genmab A/S	Barclays Bank PLC	6,056,329	11/09/26	0.26%	DESTR	Monthly	(180,136)
Genmab A/S	Barclays Bank PLC	6,149,255	05/12/27	0.28%	DESTR	Monthly	(189,987)
Genmab A/S	BNP Paribas SA	2,757,745	06/17/26	0.25%	DESTR	Monthly	(142,013)
Genpact Ltd.	BNP Paribas SA	1,918,169	01/24/28	0.20%	1D OBFR01	Monthly	(26,455)
Genpact Ltd.	Morgan Stanley & Co. International PLC	227,524	02/05/27	0.20%	1D FEDL01	Monthly	(2,614)
Gentex Corp.	BNP Paribas SA	27,006	01/24/28	0.20%	1D OBFR01	Monthly	(820)
Gentex Corp.	SG Americas Securities LLC	224,817	12/08/27	0.20%	1D OBFR01	Monthly	(6,107)
Gentherm, Inc.	SG Americas Securities LLC	1,032,013	12/08/27	0.20%	1D OBFR01	Monthly	(187,375)
Genting Singapore Ltd.	BNP Paribas SA	115	04/12/27	0.30%	SORA	Monthly	1
Genting Singapore Ltd.	BNP Paribas SA	99,509	01/21/28	0.00%	SORA	Monthly	603
Genting Singapore Ltd.	UBS AG	4,842,067	09/03/29	0.25%	SORA	Monthly	29,470
George Weston Ltd.	Morgan Stanley & Co. International PLC	15,808,834	01/04/27	0.20%	CABROVER	Monthly	(322,862)
Georgia Capital PLC	SG Americas Securities LLC	4,736,426	12/08/27	0.25%	1D SONIA	Monthly	336,653
Getinge AB, Class B	Barclays Bank PLC	636,671	01/18/27	0.28%	1D STIBOR	Monthly	(42,321)
Getty Realty Corp.	SG Americas Securities LLC	3,684,712	12/08/27	0.20%	1D OBFR01	Monthly	207,241
Gibson Energy, Inc.	Morgan Stanley & Co. International PLC	152,480	01/04/27	0.20%	CABROVER	Monthly	2,632
GigaCloud Technology, Inc., Class A	Barclays Bank PLC	635,182	02/16/27	0.20%	1D OBFR01	Monthly	(16)
GigaCloud Technology, Inc., Class A	UBS AG	2,820,968	01/14/31	0.20%	1D OBFR01	Monthly	(62,644)
G-III Apparel Group Ltd.	Barclays Bank PLC	18,864,581	12/23/26	0.20%	1D OBFR01	Monthly	134,789
Gilead Sciences, Inc.	SG Americas Securities LLC	919,988	12/08/27	0.20%	1D OBFR01	Monthly	162,239
Givaudan SA, Class N, Registered Shares	UBS AG	17,632,015	04/02/30	0.15%	SSARON	Monthly	(1,253,944)
Gladstone Commercial Corp.	BNP Paribas SA	182,548	01/28/28	0.20%	1D OBFR01	Monthly	(1,100)
Global Industrial Co.	Bank of America N.A.	417,843	02/15/28	0.20%	1D OBFR01	Monthly	(14,390)
Global Industrial Co.	Barclays Bank PLC	1,946,588	12/23/26	0.20%	1D OBFR01	Monthly	(51,471)
Global Industrial Co.	BNP Paribas SA	948,740	04/16/26	0.20%	1D OBFR01	Monthly	(32,674)
Global Industrial Co.	Goldman Sachs Bank USA	323,811	08/19/26	0.20%	1D FEDL01	Monthly	(11,152)
Global Industrial Co.	SG Americas Securities LLC	603,591	12/08/27	0.20%	1D OBFR01	Monthly	(6,448)
Global One Real Estate Investment Corp.	UBS AG	1,578,037	04/03/28	0.25%	1D P TONA	Monthly	(56,933)
Global Ship Lease, Inc., Class A	UBS AG	113,792	04/21/28	0.20%	1D OBFR01	Monthly	3,220
GLOBALFOUNDRIES, Inc.	Bank of America N.A.	3,844,949	02/15/28	0.20%	1D OBFR01	Monthly	(149,200)
GLOBALFOUNDRIES, Inc.	SG Americas Securities LLC	523,038	12/08/27	0.20%	1D OBFR01	Monthly	(8,029)
Globant SA	Barclays Bank PLC	10,378,491	12/23/26	0.20%	1D OBFR01	Monthly	(326,160)
Globe Life, Inc.	Bank of America N.A.	17,714,495	02/15/28	0.20%	1D OBFR01	Monthly	50,678
Globe Life, Inc.	SG Americas Securities LLC	2,784,149	12/08/27	0.20%	1D OBFR01	Monthly	(43,970)
Glory Ltd.	Bank of America N.A.	3,266,666	02/15/28	0.25%	1D P TONA	Monthly	(151,346)
Glory Ltd.	BNP Paribas SA	1,982,943	03/24/27	0.25%	1D TONA	Monthly	(91,871)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Glory Ltd.	Goldman Sachs Bank USA	$ 729,264	08/19/26	0.25%	1D P TONA	Monthly	$ (33,787)
GMO Internet, Inc.	Morgan Stanley & Co. International PLC	103,598	01/06/27	0.25%	1D P TONA	Monthly	(11,534)
GN Store Nord AS	Barclays Bank PLC	2,266,770	02/19/27	0.28%	DESTR	Monthly	(97)
GoDaddy, Inc., Class A	Barclays Bank PLC	13,599,778	12/23/26	0.20%	1D OBFR01	Monthly	(700,649)
GoFintech Quantum Innovation Ltd.	BNP Paribas SA	185,562	01/14/28	0.30%	HONIA	Monthly	449
GoFintech Quantum Innovation Ltd.	UBS AG	532,243	01/04/30	0.15%	HONIA	Monthly	(4,828)
Gold.com, Inc.	BNP Paribas SA	171,144	04/16/26	0.20%	1D OBFR01	Monthly	50,203
Goldman Sachs Group, Inc.	BNP Paribas SA	26,348	01/28/28	0.20%	1D OBFR01	Monthly	(1,092)
Goldman Sachs Group, Inc.	Citibank N.A.	1,309,591	02/24/28	0.20%	1D OBFR01	Monthly	(6,565)
Goldman Sachs Group, Inc.	UBS AG	409,221	01/14/31	0.20%	1D OBFR01	Monthly	(9,801)
Goldwin, Inc.	UBS AG	5,527,357	04/03/28	0.25%	1D P TONA	Monthly	(54,983)
GPT Group	Bank of America N.A.	575,295	02/15/28	0.25%	1D AONIA	Monthly	(26,603)
GPT Group	Barclays Bank PLC	172,029	01/20/27	0.00%	1D AONIA	Monthly	(6,703)
GPT Group	BNP Paribas SA	577,155	01/14/28	0.25%	1D AONIA	Monthly	(2,621)
Grab Holdings Ltd., Class A	SG Americas Securities LLC	2,983,178	12/08/27	0.18%	1D OBFR01	Monthly	(354,558)
GrainCorp Ltd., Class A	Barclays Bank PLC	3,504,388	05/12/27	0.00%	1D AONIA	Monthly	(4,360)
GrainCorp Ltd., Class A	Morgan Stanley & Co. International PLC	356,423	01/06/27	0.29%	1D AONIA	Monthly	(443)
Grainger PLC	Barclays Bank PLC	8,950,567	12/10/26	0.25%	1D SONIA	Monthly	150,114
Grainger PLC	BNP Paribas SA	7,954,997	03/17/27	0.25%	1D SONIA	Monthly	(48,904)
Grand Canyon Education, Inc.	SG Americas Securities LLC	360,242	12/08/27	0.20%	1D OBFR01	Monthly	(3,000)
Grand City Properties SA	Bank of America N.A.	5,956	02/15/28	0.26%	1D ESTR	Monthly	(285)
Grand City Properties SA	BNP Paribas SA	1,234,928	03/24/27	0.26%	1D ESTR	Monthly	(59,045)
Grand City Properties SA	Goldman Sachs Bank USA	408,673	08/19/26	0.26%	1D ESTR	Monthly	(19,540)
Grand City Properties SA	UBS AG	1,461,110	04/24/28	0.26%	1D ESTR	Monthly	(69,859)
Granite Construction, Inc.	SG Americas Securities LLC	24,262,512	12/08/27	0.20%	1D OBFR01	Monthly	294,917
Graphic Packaging Holding Co.	Morgan Stanley & Co. International PLC	321,663	02/08/27	0.20%	1D FEDL01	Monthly	(15,068)
Great Lakes Dredge & Dock Corp.	BNP Paribas SA	1,934,169	04/16/26	0.20%	1D OBFR01	Monthly	(57,624)
Green Plains, Inc.	Barclays Bank PLC	1,751,513	12/23/26	0.20%	1D OBFR01	Monthly	(60,499)
Greenbrier Cos, Inc.	Barclays Bank PLC	8,223,519	12/23/26	0.20%	1D OBFR01	Monthly	(75,949)
Greencore Group PLC	BNP Paribas SA	4,089,130	03/17/27	0.25%	1D SONIA	Monthly	215,609
Greencore Group PLC	SG Americas Securities LLC	817,596	12/08/27	0.25%	1D SONIA	Monthly	154,454
GRENKE AG	Barclays Bank PLC	117,325	12/10/26	0.26%	1D ESTR	Monthly	(8,188)
Grindr, Inc.	SG Americas Securities LLC	4,864,609	12/08/27	0.20%	1D OBFR01	Monthly	(692,838)
Grocery Outlet Holding Corp.	Barclays Bank PLC	2,029,612	12/23/26	0.20%	1D OBFR01	Monthly	(67,928)
Group 1 Automotive, Inc.	UBS AG	4,570,621	04/18/28	0.20%	1D OBFR01	Monthly	(493,088)
Groupe Bruxelles Lambert NV	Bank of America N.A.	1,081,941	02/15/28	0.26%	1D ESTR	Monthly	4,609
Groupe Bruxelles Lambert NV	Barclays Bank PLC	5,202,969	12/10/26	0.26%	1D ESTR	Monthly	(32,797)
Groupe Bruxelles Lambert NV	Barclays Bank PLC	3,457,323	02/26/27	0.26%	1D ESTR	Monthly	(22,622)
Groupe Bruxelles Lambert NV	BNP Paribas SA	1,053,766	01/13/28	0.00%	1D ESTR	Monthly	5,249
Groupe Bruxelles Lambert NV	UBS AG	252,403	01/03/31	0.26%	1D ESTR	Monthly	(1,369)
Groupon, Inc.	JPMorgan Chase Bank N.A.	2,824,032	02/10/26	0.20%	1D OBFR01	Monthly	(418,249)
Groupon, Inc.	SG Americas Securities LLC	3,500,508	12/08/27	0.20%	1D OBFR01	Monthly	(518,438)
GSK PLC	Barclays Bank PLC	472,800	02/19/27	0.25%	1D SONIA	Monthly	22,399
Guardant Health, Inc.	BNP Paribas SA	4,538,101	04/16/26	0.20%	1D OBFR01	Monthly	83,484
Guardian Pharmacy Services, Inc., Class A	Bank of America N.A.	152,990	02/15/28	0.20%	1D OBFR01	Monthly	577
Guidewire Software, Inc.	Bank of America N.A.	981,943	02/15/28	0.20%	1D OBFR01	Monthly	(119,647)
Guidewire Software, Inc.	Barclays Bank PLC	4,784,086	12/23/26	0.20%	1D OBFR01	Monthly	(472,607)
Gulf Keystone Petroleum Ltd.	Barclays Bank PLC	1,584,797	12/10/26	0.25%	1D SONIA	Monthly	92,139
Gulfport Energy Corp.	Bank of America N.A.	1,275,113	02/15/28	0.20%	1D OBFR01	Monthly	80,372
Gulfport Energy Corp.	Barclays Bank PLC	3,637,795	02/16/27	0.20%	1D OBFR01	Monthly	156,092
Gulfport Energy Corp.	UBS AG	1,356,447	01/14/31	0.20%	1D OBFR01	Monthly	122,969
Gunma Bank Ltd.	Barclays Bank PLC	3,761,908	05/12/27	0.00%	1D P TONA	Monthly	61,586
Guotai Junan International Holdings Ltd.	BNP Paribas SA	7,285,818	09/07/26	0.30%	HONIA	Monthly	(354,689)
Guotai Junan International Holdings Ltd.	BNP Paribas SA	4,329,018	07/19/27	0.30%	HONIA	Monthly	(256,389)
GXO Logistics, Inc.	BNP Paribas SA	3,623,448	01/24/28	0.20%	1D OBFR01	Monthly	(49,337)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
H & M Hennes & Mauritz AB, Class B	Barclays Bank PLC	$ 295,372	02/19/27	0.26%	1D STIBOR	Monthly	$ 2,882
H & M Hennes & Mauritz AB, Class B	BNP Paribas SA	378,561	01/13/28	0.26%	1D STIBOR	Monthly	6,141
H&R Block, Inc.	SG Americas Securities LLC	4,776,173	12/08/27	0.20%	1D OBFR01	Monthly	(572,893)
Hachijuni Nagano Bank Ltd.	UBS AG	227,855	04/03/28	0.15%	1D P TONA	Monthly	3,273
Hafnia Ltd.	Barclays Bank PLC	109,420	12/23/26	0.20%	1D OBFR01	Monthly	9,070
Halma PLC	Barclays Bank PLC	13,199,621	08/17/26	0.25%	1D SONIA	Monthly	(523,464)
Halma PLC	SG Americas Securities LLC	23,403,305	12/08/27	0.25%	1D SONIA	Monthly	(506,862)
Halozyme Therapeutics, Inc.	Barclays Bank PLC	4,187,444	12/23/26	0.20%	1D OBFR01	Monthly	33,693
Hamamatsu Photonics KK	JPMorgan Chase Bank N.A.	5,174,365	02/10/26	0.25%	1D P TONA	Monthly	103,240
Hamamatsu Photonics KK	SG Americas Securities LLC	15,656,627	12/08/27	0.25%	1D P TONA	Monthly	278,989
Hamamatsu Photonics KK	UBS AG	7,944,199	04/18/28	0.25%	1D P TONA	Monthly	(284,242)
Hammerson PLC	Barclays Bank PLC	4,263,106	12/10/26	0.25%	1D SONIA	Monthly	233,883
Hammerson PLC	BNP Paribas SA	9	08/17/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	BNP Paribas SA	5	03/22/27	0.25%	1D SONIA	Monthly	—
Hammerson PLC	Goldman Sachs Bank USA	5	08/19/26	0.25%	1D SONIA	Monthly	—
Hammerson PLC	Goldman Sachs Bank USA	14	08/19/26	0.25%	1D SONIA	Monthly	1
Hammerson PLC	SG Americas Securities LLC	653,364	12/08/27	0.25%	1D SONIA	Monthly	14,406
Hancock Whitney Corp.	Barclays Bank PLC	3,322,911	12/23/26	0.20%	1D OBFR01	Monthly	(19,685)
Hang Lung Properties Ltd.	Barclays Bank PLC	208,164	01/20/27	0.15%	HONIA	Monthly	590
Hanover Insurance Group, Inc.	SG Americas Securities LLC	2,253,513	12/08/27	0.20%	1D OBFR01	Monthly	(33,402)
Harbour Energy PLC	Barclays Bank PLC	6,019,087	12/10/26	0.25%	1D SONIA	Monthly	806,986
Harbour Energy PLC	SG Americas Securities LLC	2,275,446	12/08/27	0.25%	1D SONIA	Monthly	542,072
Harel Insurance Investments & Financial Services Ltd.	Bank of America N.A.	2,061,171	02/15/28	0.45%	SHIR	Monthly	133,953
Harel Insurance Investments & Financial Services Ltd.	Bank of America N.A.	711,714	02/15/28	0.45%	SHIR	Monthly	30,528
Harel Insurance Investments & Financial Services Ltd.	Barclays Bank PLC	430,895	04/07/27	0.60%	SHIR	Monthly	19,899
Harel Insurance Investments & Financial Services Ltd.	UBS AG	1,388,882	01/13/31	0.40%	SHIR	Monthly	70,146
Harmony Biosciences Holdings, Inc.	Goldman Sachs Bank USA	2,942,838	08/19/26	0.20%	1D FEDL01	Monthly	8,891
Harmony Biosciences Holdings, Inc.	SG Americas Securities LLC	28,188,534	12/08/27	0.20%	1D OBFR01	Monthly	(1,004,873)
Hartford Insurance Group, Inc.	UBS AG	3,034,108	04/18/28	0.20%	1D OBFR01	Monthly	98,338
Hasbro, Inc.	Citibank N.A.	12,839,906	02/24/28	0.20%	1D OBFR01	Monthly	81,018
Hasbro, Inc.	JPMorgan Chase Bank N.A.	8,675,283	02/09/26	0.20%	1D OBFR01	Monthly	16,545
Hasbro, Inc.	SG Americas Securities LLC	9,208,766	12/08/27	0.20%	1D OBFR01	Monthly	36,515
Haseko Corp.	Bank of America N.A.	232,492	03/15/28	0.25%	1D P TONA	Monthly	(4,983)
Haseko Corp.	BNP Paribas SA	1,728,918	03/24/27	0.25%	1D TONA	Monthly	(50,266)
Haseko Corp.	BNP Paribas SA	115,442	01/14/28	0.25%	1D TONA	Monthly	(4,762)
Haseko Corp.	UBS AG	387,652	01/06/31	0.25%	1D P TONA	Monthly	(10,519)
Haw Par Corp., Ltd.	UBS AG	401,885	01/03/31	0.25%	SORA	Monthly	901
Hazama Ando Corp.	Barclays Bank PLC	17,769,800	05/12/27	0.00%	1D P TONA	Monthly	(143,271)
Hazama Ando Corp.	BNP Paribas SA	6,404,415	03/24/27	0.25%	1D TONA	Monthly	(35,796)
HCA Healthcare, Inc.	Barclays Bank PLC	23,317	02/16/27	0.20%	1D OBFR01	Monthly	1,097
HCA Healthcare, Inc.	BNP Paribas SA	332,790	01/28/28	0.20%	1D OBFR01	Monthly	16,323
HCA Healthcare, Inc.	SG Americas Securities LLC	5,244,367	12/08/27	0.20%	1D OBFR01	Monthly	153,946
HCA Healthcare, Inc.	UBS AG	92,406	01/14/31	0.20%	1D OBFR01	Monthly	854
Healius Ltd.	Barclays Bank PLC	113,192	05/12/27	0.00%	1D AONIA	Monthly	(4,941)
Healthcare Realty Trust, Inc., Class A	Morgan Stanley & Co. International PLC	165,190	02/05/27	0.20%	1D FEDL01	Monthly	(1,656)
Healthcare Services Group, Inc.	Barclays Bank PLC	113,566	12/23/26	0.20%	1D OBFR01	Monthly	(1,135)
HealthEquity, Inc.	Morgan Stanley & Co. International PLC	11,260,699	02/05/27	0.20%	1D FEDL01	Monthly	(97,727)
Hecla Mining Co.	Bank of America N.A.	355,546	02/15/28	0.20%	1D OBFR01	Monthly	(88,391)
Hecla Mining Co.	Barclays Bank PLC	590,536	02/16/27	0.20%	1D OBFR01	Monthly	(165,516)
Hecla Mining Co.	BNP Paribas SA	638,553	01/28/28	0.20%	1D OBFR01	Monthly	(109,694)
HEICO Corp.	Bank of America N.A.	1,408,438	02/15/28	0.20%	1D OBFR01	Monthly	(76,856)
HEICO Corp.	Barclays Bank PLC	854,710	02/16/27	0.20%	1D OBFR01	Monthly	(21,479)
HEICO Corp.	BNP Paribas SA	31,600,105	04/16/26	0.20%	1D OBFR01	Monthly	(2,375,457)
HEICO Corp.	UBS AG	841,521	01/14/31	0.20%	1D OBFR01	Monthly	(2,664)
HEICO Corp., Class A	BNP Paribas SA	16,965,151	04/16/26	0.20%	1D OBFR01	Monthly	(1,323,396)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Heidelberg Materials AG	UBS AG	$ 555	04/18/28	0.26%	1D ESTR	Monthly	$ (8)
Heidelberger Druckmaschinen AG	SG Americas Securities LLC	3,310,383	12/08/27	0.26%	1D ESTR	Monthly	(209,317)
Heineken Holding NV	Citibank N.A.	182,688	07/06/26	0.26%	1D ESTR	Monthly	3,432
Heineken NV	Bank of America N.A.	447,648	02/15/28	0.26%	1D ESTR	Monthly	11,410
Heiwa Real Estate Co. Ltd.	Barclays Bank PLC	317,264	01/20/27	0.00%	1D P TONA	Monthly	3,204
Heiwa Real Estate Co. Ltd.	Barclays Bank PLC	7,607,234	05/12/27	0.00%	1D P TONA	Monthly	78,153
Heiwado Co. Ltd.	Bank of America N.A.	4,267,603	02/15/28	0.25%	1D P TONA	Monthly	75,197
Heiwado Co. Ltd.	BNP Paribas SA	1,960,588	03/24/27	0.25%	1D TONA	Monthly	34,546
Heiwado Co. Ltd.	Goldman Sachs Bank USA	230,327	08/19/26	0.25%	1D P TONA	Monthly	4,058
Helia Group Ltd.	Bank of America N.A.	119,858	02/15/28	0.25%	1D AONIA	Monthly	6,418
Helia Group Ltd.	Barclays Bank PLC	322,882	01/20/27	0.00%	1D AONIA	Monthly	(6,176)
Helix Energy Solutions Group, Inc.	Morgan Stanley & Co. International PLC	1,300,953	02/08/27	0.20%	1D FEDL01	Monthly	52,857
HelloFresh SE	Barclays Bank PLC	2,536,008	12/10/26	0.26%	1D ESTR	Monthly	(8,520)
Hemnet Group AB	Barclays Bank PLC	376,278	01/18/27	0.28%	1D STIBOR	Monthly	(16,849)
Henderson Land Development Co. Ltd.	Bank of America N.A.	806,279	02/15/28	0.15%	HONIA	Monthly	1,177
Henderson Land Development Co. Ltd.	Barclays Bank PLC	125,590	01/20/27	0.15%	HONIA	Monthly	1,694
Henkel AG & Co KGaA	UBS AG	14,091,680	04/18/28	0.15%	1D ESTR	Monthly	369,709
Henkel AG & Co KGaA	UBS AG	2,496,318	01/20/31	0.26%	1D ESTR	Monthly	69,045
Henry Schein, Inc.	Barclays Bank PLC	7,573,218	12/23/26	0.20%	1D OBFR01	Monthly	(288,568)
Hensoldt AG	Bank of America N.A.	91,042	02/15/28	0.26%	1D ESTR	Monthly	154
Hewlett Packard Enterprise Co.	Bank of America N.A.	2,002,227	02/15/28	0.20%	1D OBFR01	Monthly	(27,272)
Hewlett Packard Enterprise Co.	Morgan Stanley & Co. International PLC	487,402	02/05/27	0.20%	1D FEDL01	Monthly	(4,321)
Hewlett Packard Enterprise Co.	UBS AG	991,291	01/14/31	0.19%	1D OBFR01	Monthly	(3,717)
Hexagon AB	Barclays Bank PLC	1,346,363	02/26/27	0.26%	1D STIBOR	Monthly	835
Hexagon AB	SG Americas Securities LLC	2,542,148	12/08/27	0.26%	1D STIBOR	Monthly	(33,272)
HF Sinclair Corp.	BNP Paribas SA	8,459,067	04/16/26	0.20%	1D OBFR01	Monthly	355,526
Hiday Hidaka Corp.	Bank of America N.A.	286,096	03/15/28	0.15%	1D P TONA	Monthly	(16,805)
Highwoods Properties, Inc.	Bank of America N.A.	27,336	02/15/28	0.20%	1D OBFR01	Monthly	(1,357)
Highwoods Properties, Inc.	Morgan Stanley & Co. International PLC	223,296	02/08/27	0.20%	1D FEDL01	Monthly	(7,190)
Highwoods Properties, Inc.	UBS AG	468,043	01/14/31	0.20%	1D OBFR01	Monthly	(21,587)
HI-LEX CORP.	Bank of America N.A.	206,924	03/15/28	0.15%	1D P TONA	Monthly	(7,730)
Hinge Health, Inc., Class A	Barclays Bank PLC	5,777,501	12/23/26	0.20%	1D OBFR01	Monthly	(950,238)
Hirose Electric Co., Ltd.	Morgan Stanley & Co. International PLC	639,603	01/06/27	0.25%	1D P TONA	Monthly	(13,425)
HIS Co. Ltd.	Citibank N.A.	113,354	02/26/26	0.25%	1D P TONA	Monthly	(2,886)
Hitachi Construction Machinery Co., Ltd.	Barclays Bank PLC	4,270,741	01/26/27	0.25%	1D P TONA	Monthly	(114,699)
Hitachi Construction Machinery Co., Ltd.	Barclays Bank PLC	769,449	05/12/27	0.25%	1D P TONA	Monthly	(20,643)
Hitachi Construction Machinery Co., Ltd.	UBS AG	2,223,074	09/03/29	0.25%	1D P TONA	Monthly	(113,990)
Hitachi Ltd.	Bank of America N.A.	18,190,057	02/15/28	0.25%	1D P TONA	Monthly	41,380
Hitachi Ltd.	Barclays Bank PLC	60,973,419	09/09/27	0.24%	1D P TONA	Monthly	1,229,995
Hitachi Ltd.	BNP Paribas SA	3,767,040	03/24/27	0.25%	1D TONA	Monthly	8,332
Hitachi Ltd.	UBS AG	3,120,765	01/20/31	0.25%	1D P TONA	Monthly	141,045
HK Electric Investments & HK Electric Investments Ltd.	BNP Paribas SA	1,035,659	03/22/27	0.30%	HONIA	Monthly	23,790
HNI Corp.	Barclays Bank PLC	17,075,875	12/23/26	0.20%	1D OBFR01	Monthly	(32,098)
Hoegh Autoliners ASA	UBS AG	186,028	01/03/31	0.25%	NOWA	Monthly	10,622
Hokkaido Electric Power Co., Inc.	Morgan Stanley & Co. International PLC	998,043	01/06/27	0.25%	1D P TONA	Monthly	(43,843)
Hokuhoku Financial Group, Inc.	Morgan Stanley & Co. International PLC	132,428	01/06/27	0.25%	1D P TONA	Monthly	1,611
Holcim AG	Barclays Bank PLC	13,180,252	02/26/27	0.26%	SSARON	Monthly	(37,120)
Holcim AG	SG Americas Securities LLC	3,678,793	12/08/27	0.26%	SSARON	Monthly	8,289
Hollywood Bowl Group PLC	BNP Paribas SA	1,496,866	03/17/27	0.25%	1D SONIA	Monthly	(107,302)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Home BancShares, Inc.	Barclays Bank PLC	$ 9,268,228	12/23/26	0.20%	1D OBFR01	Monthly	$ (132,765)
Home Depot, Inc.	Barclays Bank PLC	415,704	02/16/27	0.20%	1D OBFR01	Monthly	(7,026)
Home Depot, Inc.	UBS AG	2,750,963	01/14/31	0.20%	1D OBFR01	Monthly	(48,671)
Honeywell International, Inc.	Bank of America N.A.	2,686,123	02/15/28	0.20%	1D OBFR01	Monthly	103,500
Honeywell International, Inc.	Barclays Bank PLC	45,498,748	12/23/26	0.20%	1D OBFR01	Monthly	1,018,171
Honeywell International, Inc.	Barclays Bank PLC	21,593,443	02/23/27	0.20%	1D OBFR01	Monthly	433,678
Honeywell International, Inc.	UBS AG	663,552	01/14/31	0.20%	1D OBFR01	Monthly	38,575
Hong Kong Exchanges & Clearing Ltd.	Bank of America N.A.	129,231	02/15/28	0.30%	HONIA	Monthly	(2,430)
Hong Kong Exchanges & Clearing Ltd.	Barclays Bank PLC	272,910	01/20/27	0.00%	HONIA	Monthly	2,745
Hong Kong Exchanges & Clearing Ltd.	Barclays Bank PLC	1,577,420	09/09/27	0.00%	HONIA	Monthly	15,868
Hope Bancorp, Inc.	UBS AG	2,116,309	04/21/28	0.20%	1D OBFR01	Monthly	32,363
Horiba Ltd.	BNP Paribas SA	289,783	03/24/27	0.15%	1D TONA	Monthly	6,731
Horiba Ltd.	SG Americas Securities LLC	6,351,211	12/08/27	0.25%	1D P TONA	Monthly	53,492
Hoshizaki Corp.	Barclays Bank PLC	1,625,233	05/12/27	0.18%	1D P TONA	Monthly	(26,426)
Hosiden Corp.	Morgan Stanley & Co. International PLC	2,442,217	01/06/27	0.25%	1D P TONA	Monthly	(131,612)
Host Hotels & Resorts, Inc.	SG Americas Securities LLC	856,173	12/08/27	0.20%	1D OBFR01	Monthly	(3,237)
Houlihan Lokey, Inc., Class A	Barclays Bank PLC	8,381,802	02/23/27	0.20%	1D OBFR01	Monthly	(1,036,654)
Howard Hughes Holdings, Inc.	Bank of America N.A.	2,904,809	02/15/28	0.20%	1D OBFR01	Monthly	3,022
Howard Hughes Holdings, Inc.	UBS AG	2,617,353	01/14/31	0.20%	1D OBFR01	Monthly	(19,259)
HP, Inc.	BNP Paribas SA	1,605,375	04/16/26	0.20%	1D OBFR01	Monthly	(91,135)
HSBC Holdings PLC	Barclays Bank PLC	32,605,644	08/17/26	0.25%	1D SONIA	Monthly	1,179,569
HSBC Holdings PLC	BNP Paribas SA	10,828,728	03/22/27	0.25%	1D SONIA	Monthly	273,430
HSBC Holdings PLC	BNP Paribas SA	3,160,312	01/19/28	0.25%	1D SONIA	Monthly	114,232
HUB24 Ltd.	Barclays Bank PLC	1,010,862	09/09/27	0.00%	1D AONIA	Monthly	(4,013)
Hubbell, Inc., Class B	SG Americas Securities LLC	14,037,639	12/08/27	0.20%	1D OBFR01	Monthly	824,525
Hubbell, Inc., Class B	UBS AG	670,946	01/22/31	0.20%	1D OBFR01	Monthly	2,899
Huber + Suhner AG, Class N, Registered Shares	Citibank N.A.	3,820,543	02/26/26	0.26%	SSARON	Monthly	276,529
HubSpot, Inc.	Bank of America N.A.	582,972	02/15/28	0.20%	1D OBFR01	Monthly	(86,812)
HubSpot, Inc.	Barclays Bank PLC	729,786	02/16/27	0.20%	1D OBFR01	Monthly	(90,546)
HubSpot, Inc.	BNP Paribas SA	2,291,710	04/16/26	0.20%	1D OBFR01	Monthly	(243,230)
HubSpot, Inc.	UBS AG	484,923	01/14/31	0.20%	1D OBFR01	Monthly	(35,803)
Hudbay Minerals, Inc.	Citibank N.A.	9,969,402	02/24/28	0.20%	1D CORRA	Monthly	(302,739)
Hudbay Minerals, Inc.	Morgan Stanley & Co. International PLC	8,357,001	01/06/27	0.20%	CABROVER	Monthly	(253,775)
Hudson Pacific Properties, Inc.	Morgan Stanley & Co. International PLC	336,871	02/08/27	0.20%	1D FEDL01	Monthly	(25,422)
Hufvudstaden AB, Class A	BNP Paribas SA	121,427	11/17/27	0.25%	1D STIBOR	Monthly	(1,955)
HUGO BOSS AG	Barclays Bank PLC	8,075,054	12/10/26	0.26%	1D ESTR	Monthly	48,791
Huhtamaki OYJ	UBS AG	114,484	04/24/28	0.26%	1D ESTR	Monthly	(2,567)
Hulic Co. Ltd.	Barclays Bank PLC	585,287	01/26/27	0.25%	1D P TONA	Monthly	18,901
Hulic Co. Ltd.	Barclays Bank PLC	14,380,478	05/12/27	0.25%	1D P TONA	Monthly	465,612
Hulic Co. Ltd.	Barclays Bank PLC	16,444,904	09/09/27	0.25%	1D P TONA	Monthly	529,546
Hulic Co. Ltd.	SG Americas Securities LLC	3,105,007	12/08/27	0.25%	1D P TONA	Monthly	105,409
Hunting PLC	Bank of America N.A.	1,334,188	02/15/28	0.25%	1D SONIA	Monthly	88,390
Hunting PLC	Goldman Sachs Bank USA	808,110	08/19/26	0.25%	1D SONIA	Monthly	53,537
Huntington Bancshares, Inc.	Bank of America N.A.	7,994,553	02/15/28	0.20%	1D OBFR01	Monthly	(209,328)
Huntington Bancshares, Inc.	BNP Paribas SA	1,006,056	04/16/26	0.20%	1D OBFR01	Monthly	7,977
Huntington Ingalls Industries, Inc.	BNP Paribas SA	4,494,746	01/24/28	0.20%	1D OBFR01	Monthly	(38,602)
Huntsman Corp.	SG Americas Securities LLC	25,621,104	12/08/27	0.20%	1D OBFR01	Monthly	(1,196,404)
Huron Consulting Group, Inc.	Bank of America N.A.	3,328,610	02/15/28	0.20%	1D OBFR01	Monthly	(108,653)
Huron Consulting Group, Inc.	Barclays Bank PLC	734,692	02/16/27	0.20%	1D OBFR01	Monthly	(18,808)
Huron Consulting Group, Inc.	BNP Paribas SA	1,079,456	01/28/28	0.00%	1D OBFR01	Monthly	(91,144)
Huron Consulting Group, Inc.	UBS AG	684,222	01/14/31	0.20%	1D OBFR01	Monthly	9,185
Husqvarna AB	UBS AG	218,879	01/03/31	0.25%	TN STIBOR	Monthly	2,772
Husqvarna AB, Class B	Morgan Stanley & Co. International PLC	9,519,461	01/04/27	0.26%	1D STIBOR	Monthly	(213,764)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Hut 8 Corp.	Barclays Bank PLC	$ 6,468,617	02/16/27	0.20%	1D OBFR01	Monthly	$ (863,509)
Hydro One Ltd.	Morgan Stanley & Co. International PLC	271,805	01/04/27	0.20%	CABROVER	Monthly	3,581
Hyperliquid Strategies, Inc.	UBS AG	660,774	01/14/31	0.20%	1D OBFR01	Monthly	(9,988)
Hypoport SE	Barclays Bank PLC	1,315,883	12/10/26	0.26%	1D ESTR	Monthly	(61,192)
IAC, Inc.	SG Americas Securities LLC	4,296,125	12/08/27	0.20%	1D OBFR01	Monthly	(245,556)
IAMGOLD Corp.	Bank of America N.A.	2,096,824	02/15/28	0.20%	CABROVER	Monthly	(133,598)
IAMGOLD Corp.	Barclays Bank PLC	3,160,583	02/16/27	0.20%	CABROVER	Monthly	(261,057)
IAMGOLD Corp.	BNP Paribas SA	3,842,687	01/17/28	0.20%	CABROVER	Monthly	(504,237)
Iberdrola SA	Barclays Bank PLC	13,214,122	12/10/26	0.26%	1D ESTR	Monthly	177,723
Iberdrola SA	Barclays Bank PLC	18,420,696	02/26/27	0.26%	1D ESTR	Monthly	513,235
Iberdrola SA	SG Americas Securities LLC	8,335,065	12/08/27	0.14%	1D ESTR	Monthly	213,863
Iberdrola SA, (Expires 10/02/26)	Barclays Bank PLC	228,500	12/10/26	0.26%	1D ESTR	Monthly	3,810
Ibiden Co. Ltd.	Bank of America N.A.	2,157,512	03/15/28	0.25%	1D P TONA	Monthly	19,606
Ibiden Co. Ltd.	Barclays Bank PLC	1,386,047	01/20/27	0.15%	1D P TONA	Monthly	(62,907)
Ibiden Co. Ltd.	BNP Paribas SA	1,632,835	01/14/28	0.00%	1D TONA	Monthly	(51,393)
Ibiden Co. Ltd.	UBS AG	1,775,986	01/06/31	0.25%	1D P TONA	Monthly	(25,857)
ICF International, Inc.	Barclays Bank PLC	7,476,340	12/23/26	0.20%	1D OBFR01	Monthly	(211,139)
ICF International, Inc.	SG Americas Securities LLC	441,771	12/08/27	0.20%	1D OBFR01	Monthly	3,871
ICON PLC, ADR	Morgan Stanley & Co. International PLC	3,424,998	02/05/27	0.20%	1D FEDL01	Monthly	(119,033)
Idemitsu Kosan Co., Ltd.	Barclays Bank PLC	8,526,446	09/09/27	0.25%	1D P TONA	Monthly	163,308
Idemitsu Kosan Co., Ltd.	UBS AG	33,794,707	04/18/28	0.25%	1D P TONA	Monthly	984,677
IDP Education Ltd.	BNP Paribas SA	912,225	03/22/27	0.25%	1D AONIA	Monthly	25,404
IDP Education Ltd.	Morgan Stanley & Co. International PLC	4,899,404	01/06/27	0.29%	1D AONIA	Monthly	(8,362)
IDT Corp.	BNP Paribas SA	178,340	01/28/28	0.00%	1D OBFR01	Monthly	5,335
IDT Corp.	UBS AG	263,364	01/14/31	0.20%	1D OBFR01	Monthly	3,128
IDT Corp., Class B	Barclays Bank PLC	1,639,083	12/23/26	0.20%	1D OBFR01	Monthly	(16,495)
IES Holdings, Inc.	Bank of America N.A.	675,983	02/15/28	0.20%	1D OBFR01	Monthly	(134,831)
IES Holdings, Inc.	Barclays Bank PLC	77,264	12/23/26	0.20%	1D OBFR01	Monthly	(14,896)
IES Holdings, Inc.	Barclays Bank PLC	2,627,784	02/16/27	0.20%	1D OBFR01	Monthly	(526,301)
IES Holdings, Inc.	BNP Paribas SA	3,061,093	01/28/28	0.20%	1D OBFR01	Monthly	(582,363)
IG Group Holdings PLC	Barclays Bank PLC	9,342,301	08/17/26	0.25%	1D SONIA	Monthly	(1,403)
IG Group Holdings PLC	Barclays Bank PLC	17,248,645	12/10/26	0.25%	1D SONIA	Monthly	(2,590)
IG Group Holdings PLC	SG Americas Securities LLC	1,689,975	12/08/27	0.25%	1D SONIA	Monthly	47,146
IG Group Holdings PLC	SG Americas Securities LLC	4,250,161	12/08/27	0.25%	1D SONIA	Monthly	118,568
IGG, Inc.	Bank of America N.A.	423,005	02/15/28	0.30%	HONIA	Monthly	(25,387)
IGG, Inc.	Morgan Stanley & Co. International PLC	3,613,894	01/06/27	0.30%	HONIA	Monthly	(118,818)
IGM Financial, Inc.	Morgan Stanley & Co. International PLC	8,869,346	01/04/27	0.20%	CABROVER	Monthly	(164,111)
Illinois Tool Works, Inc.	Bank of America N.A.	630,162	02/15/28	0.20%	1D OBFR01	Monthly	2,610
Illinois Tool Works, Inc.	Morgan Stanley & Co. International PLC	23,379,685	02/05/27	0.20%	1D FEDL01	Monthly	164,021
Illinois Tool Works, Inc.	UBS AG	892,834	01/14/31	0.20%	1D OBFR01	Monthly	6,162
Illumina, Inc.	BNP Paribas SA	789,153	01/28/28	0.00%	1D OBFR01	Monthly	(46,857)
Illumina, Inc.	SG Americas Securities LLC	2,013,585	12/08/27	0.20%	1D OBFR01	Monthly	(74,434)
Imerys SA	Barclays Bank PLC	973,142	12/10/26	0.26%	1D ESTR	Monthly	13,702
IMI PLC	Barclays Bank PLC	559,670	02/26/27	0.25%	1D SONIA	Monthly	495
IMI PLC	SG Americas Securities LLC	11,756,101	12/08/27	0.25%	1D SONIA	Monthly	645,748
Immuneering Corp., Class A	Barclays Bank PLC	335,149	02/16/27	0.20%	1D OBFR01	Monthly	(44,561)
Imperial Brands PLC	Barclays Bank PLC	12,896,407	12/10/26	0.25%	1D SONIA	Monthly	278,205
Imperial Oil Ltd.	Morgan Stanley & Co. International PLC	4,094,307	01/06/27	0.20%	CABROVER	Monthly	(2,012)
Inaba Denki Sangyo Co. Ltd.	Bank of America N.A.	1,012,928	02/15/28	0.25%	1D P TONA	Monthly	(33,541)
Inaba Denki Sangyo Co. Ltd.	BNP Paribas SA	1,705,441	03/24/27	0.25%	1D TONA	Monthly	(56,472)
Inaba Denki Sangyo Co. Ltd.	Goldman Sachs Bank USA	561,590	08/19/26	0.25%	1D P TONA	Monthly	(18,596)
Inabata & Co., Ltd.	Barclays Bank PLC	409,340	05/12/27	0.00%	1D P TONA	Monthly	(11,965)
Inchcape PLC	Citibank N.A.	233,651	06/24/26	0.25%	1D SONIA	Monthly	5,587
Incyte Corp.	UBS AG	1,945,008	04/18/28	0.20%	1D OBFR01	Monthly	(35,672)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Independent Bank Corp.	Bank of America N.A.	$ 366,941	02/15/28	0.20%	1D OBFR01	Monthly	$ 13,980
Independent Bank Corp.	Goldman Sachs Bank USA	755,620	08/19/26	0.20%	1D FEDL01	Monthly	28,788
Independent Bank Corp.	SG Americas Securities LLC	209,534	12/08/27	0.20%	1D OBFR01	Monthly	10,189
Indivior Pharmaceuticals, Inc.	Barclays Bank PLC	3,729,849	12/23/26	0.20%	1D OBFR01	Monthly	204,619
Indra Sistemas SA	Bank of America N.A.	1,046,055	02/15/28	0.26%	1D ESTR	Monthly	(16,630)
Indra Sistemas SA	Barclays Bank PLC	3,395,974	02/19/27	0.26%	1D ESTR	Monthly	1,703
Indra Sistemas SA	Barclays Bank PLC	284,378	02/26/27	0.26%	1D ESTR	Monthly	(1,346)
Indra Sistemas SA	BNP Paribas SA	3,449,362	01/13/28	0.26%	1D ESTR	Monthly	4,676
Indra Sistemas SA	UBS AG	1,440,420	01/03/31	0.26%	1D ESTR	Monthly	(69,340)
Industrivarden AB, Class C	SG Americas Securities LLC	630,948	12/08/27	0.26%	1D STIBOR	Monthly	19,034
Industrivarden AB, Class C	UBS AG	12,370,218	09/03/29	0.25%	TN STIBOR	Monthly	158,768
Infineon Technologies AG, Class N	Bank of America N.A.	171,430	02/15/28	0.26%	1D ESTR	Monthly	(1,563)
Informa PLC	BNP Paribas SA	2,881,002	03/22/27	0.25%	1D SONIA	Monthly	(36,316)
Infrastrutture Wireless Italiane SpA	SG Americas Securities LLC	222,859	12/08/27	0.26%	1D ESTR	Monthly	2,471
INFRONEER Holdings, Inc.	Barclays Bank PLC	15,832,147	05/12/27	0.00%	1D P TONA	Monthly	184,886
ING Groep NV	Bank of America N.A.	543,812	02/15/28	0.26%	1D ESTR	Monthly	5,426
ING Groep NV	UBS AG	490,308	01/03/31	0.26%	1D ESTR	Monthly	1,394
Ingles Markets, Inc., Class A	Morgan Stanley & Co. International PLC	114,121	02/08/27	0.20%	1D FEDL01	Monthly	4,008
Ingredion, Inc.	SG Americas Securities LLC	2,982,743	12/08/27	0.20%	1D OBFR01	Monthly	137,104
Innospec, Inc.	UBS AG	4,221,430	04/21/28	0.20%	1D OBFR01	Monthly	(8,764)
Innovative Industrial Properties, Inc.	Barclays Bank PLC	343,794	02/16/27	0.20%	1D OBFR01	Monthly	(9,613)
Innovative Industrial Properties, Inc.	BNP Paribas SA	206,068	01/28/28	0.20%	1D OBFR01	Monthly	(9,116)
Innovative Solutions and Support, Inc.	Barclays Bank PLC	296,634	02/16/27	0.20%	1D OBFR01	Monthly	(37,552)
Innoviva, Inc.	Barclays Bank PLC	6,621,605	12/23/26	0.20%	1D OBFR01	Monthly	87,215
Inpex Corp.	Barclays Bank PLC	1,790,516	01/26/27	0.25%	1D P TONA	Monthly	136,246
Inpex Corp.	Barclays Bank PLC	7,409,601	05/12/27	0.25%	1D P TONA	Monthly	564,060
Insight Enterprises, Inc.	Barclays Bank PLC	7,033,777	12/23/26	0.20%	1D OBFR01	Monthly	121,786
Installed Building Products, Inc.	Citibank N.A.	6,078,953	02/24/28	0.20%	1D OBFR01	Monthly	(325,662)
Installed Building Products, Inc.	UBS AG	433,872	04/18/28	0.20%	1D OBFR01	Monthly	(36,239)
Insulet Corp.	Barclays Bank PLC	440,440	12/23/26	0.20%	1D OBFR01	Monthly	(38,051)
Insulet Corp.	Citibank N.A.	2,670,360	02/24/28	0.20%	1D OBFR01	Monthly	(230,700)
Intact Financial Corp.	BNP Paribas SA	3,830,455	08/17/26	0.20%	CABROVER	Monthly	(246,124)
Intact Financial Corp.	Morgan Stanley & Co. International PLC	2,319,669	01/06/27	0.20%	CABROVER	Monthly	(122,316)
Intact Financial Corp.	UBS AG	8,084,195	04/18/28	0.25%	1D CORRA	Monthly	(671,565)
IntegraFin Holdings PLC	Morgan Stanley & Co. International PLC	2,300,505	01/04/27	0.25%	1D SONIA	Monthly	(30,229)
Intel Corp.	BNP Paribas SA	2,935,541	01/24/28	0.20%	1D OBFR01	Monthly	(424,302)
Interactive Brokers Group, Inc.	Bank of America N.A.	846,193	02/15/28	0.20%	1D OBFR01	Monthly	(8,735)
Interactive Brokers Group, Inc.	Barclays Bank PLC	1,083,573	02/16/27	0.20%	1D OBFR01	Monthly	(8,820)
Interactive Brokers Group, Inc.	BNP Paribas SA	1,671,283	04/16/26	0.20%	1D OBFR01	Monthly	27,220
Interactive Brokers Group, Inc.	UBS AG	317,985	01/14/31	0.20%	1D OBFR01	Monthly	(3,864)
Interactive Brokers Group, Inc., Class A	Bank of America N.A.	14,476,499	02/15/28	0.20%	1D OBFR01	Monthly	235,774
Intercontinental Exchange, Inc.	Barclays Bank PLC	343,993	02/16/27	0.20%	1D OBFR01	Monthly	(1,125)
Intercontinental Exchange, Inc.	UBS AG	13,944,188	04/18/28	0.20%	1D OBFR01	Monthly	40,236
InterContinental Hotels Group PLC	SG Americas Securities LLC	2,329,761	12/08/27	0.25%	1D OBFR01	Monthly	(20,629)
InterContinental Hotels Group PLC	UBS AG	6,922,481	01/02/31	0.25%	1D OBFR01	Monthly	(73,306)
InterContinental Hotels Group PLC	UBS AG	3,742,265	01/21/31	0.25%	1D OBFR01	Monthly	(97,126)
International Business Machines Corp.	BNP Paribas SA	7,980,011	01/24/28	0.20%	1D OBFR01	Monthly	223,907
International Consolidated Airlines Group SA	Barclays Bank PLC	438,734	02/19/27	0.26%	1D ESTR	Monthly	(9,064)
International Consolidated Airlines Group SA	BNP Paribas SA	276,071	01/13/28	0.26%	1D ESTR	Monthly	5,821
International Consolidated Airlines Group SA	UBS AG	407,717	01/03/31	0.26%	1D ESTR	Monthly	1,539
Intertek Group PLC	SG Americas Securities LLC	7,492,702	12/08/27	0.25%	1D SONIA	Monthly	(199,755)
Intertek Group PLC	UBS AG	120,936	04/18/28	0.25%	1D SONIA	Monthly	(3,578)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Intertek Group PLC	UBS AG	$ 44,002,806	09/03/29	0.25%	1D SONIA	Monthly	$ (1,229,078)
Intertek Group PLC	UBS AG	17,473,648	01/20/31	0.25%	1D SONIA	Monthly	(303,607)
Intesa Sanpaolo SpA	Barclays Bank PLC	45,195,678	08/17/26	0.26%	1D ESTR	Monthly	979,434
Intesa Sanpaolo SpA	SG Americas Securities LLC	56,233,875	12/08/27	0.26%	1D ESTR	Monthly	443,395
Intuit, Inc.	Bank of America N.A.	763,242	02/15/28	0.20%	1D OBFR01	Monthly	(44,797)
Intuit, Inc.	Barclays Bank PLC	647,101	02/16/27	0.20%	1D OBFR01	Monthly	(1)
Intuit, Inc.	SG Americas Securities LLC	13,571,325	12/08/27	0.20%	1D OBFR01	Monthly	(3,198,280)
Intuit, Inc.	UBS AG	879,186	01/14/31	0.20%	1D OBFR01	Monthly	(74,927)
Intuitive Machines, Inc., Class A	SG Americas Securities LLC	2,617,748	12/08/27	0.20%	1D OBFR01	Monthly	(171,969)
Invesco QQQ Trust Series 1	Bank of America N.A.	8,237,537	02/15/28	0.55%	1D OBFR01	Monthly	(76,737)
Invesco QQQ Trust Series 1	Barclays Bank PLC	25,218,391	02/16/27	0.20%	1D OBFR01	Monthly	43,212
Invesco QQQ Trust Series 1	BNP Paribas SA	36,521,299	01/28/28	0.20%	1D OBFR01	Monthly	(215,907)
Invesco S&P 500 Equal Weight ETF	Bank of America N.A.	27,054,648	02/15/28	0.55%	1D OBFR01	Monthly	(135,774)
Invesco S&P 500 Equal Weight ETF	Barclays Bank PLC	5,538,818	02/16/27	0.20%	1D OBFR01	Monthly	(5,057)
Invesco S&P 500 Equal Weight ETF	UBS AG	17,920,598	01/14/31	0.20%	1D OBFR01	Monthly	(126,874)
Investec PLC	SG Americas Securities LLC	7,267,601	12/08/27	0.25%	1D SONIA	Monthly	539,292
Invitation Homes, Inc.	BNP Paribas SA	13,688,057	04/16/26	0.20%	1D OBFR01	Monthly	(166,928)
Invivyd, Inc.	Bank of America N.A.	353,371	02/15/28	0.20%	1D OBFR01	Monthly	(75,880)
Invivyd, Inc.	Barclays Bank PLC	77,193	02/16/27	0.20%	1D OBFR01	Monthly	(16,417)
Ionis Pharmaceuticals, Inc.	BNP Paribas SA	741,911	04/16/26	0.20%	1D OBFR01	Monthly	52,465
Ionis Pharmaceuticals, Inc.	SG Americas Securities LLC	8,004,211	12/08/27	0.20%	1D OBFR01	Monthly	110,924
IonQ, Inc.	Barclays Bank PLC	239,448	02/16/27	0.20%	1D OBFR01	Monthly	(45,385)
IPG Photonics Corp.	Morgan Stanley & Co. International PLC	9,939,911	02/08/27	0.20%	1D FEDL01	Monthly	665,800
Ipsen SA	Barclays Bank PLC	35,825,635	08/17/26	0.26%	1D ESTR	Monthly	479,510
Ipsen SA	Barclays Bank PLC	7,745,539	12/10/26	0.26%	1D ESTR	Monthly	103,670
Ipsen SA	Goldman Sachs Bank USA	3,979,430	08/19/26	0.18%	1D ESTR	Monthly	50,300
Ipsen SA	Morgan Stanley & Co. International PLC	9,834,627	01/04/27	0.26%	1D ESTR	Monthly	131,632
Ipsen SA	Morgan Stanley & Co. International PLC	5,545,217	01/06/27	0.26%	1D ESTR	Monthly	74,220
IPSOS SA	Barclays Bank PLC	2,476,073	12/10/26	0.26%	1D ESTR	Monthly	45,801
IQVIA Holdings, Inc.	UBS AG	2,813,257	04/18/28	0.20%	1D OBFR01	Monthly	(117,050)
iRadimed Corp.	Morgan Stanley & Co. International PLC	1,422,254	02/08/27	0.20%	1D FEDL01	Monthly	(82,277)
IREN Ltd.	UBS AG	519,326	01/14/31	0.20%	1D OBFR01	Monthly	(75,917)
Iren SpA	Bank of America N.A.	3,811,995	02/15/28	0.26%	1D ESTR	Monthly	(49,690)
Iren SpA	Goldman Sachs Bank USA	1,259,192	08/19/26	0.26%	1D ESTR	Monthly	(16,414)
Iren SpA	Morgan Stanley & Co. International PLC	2,572,139	01/04/27	0.26%	1D ESTR	Monthly	29,224
Iridium Communications, Inc.	Barclays Bank PLC	15,779,751	12/23/26	0.20%	1D OBFR01	Monthly	(1,354,205)
Iriso Electronics Co., Ltd.	Barclays Bank PLC	2,535,764	05/12/27	0.00%	1D P TONA	Monthly	(93,178)
Ishihara Sangyo Kaisha Ltd.	Morgan Stanley & Co. International PLC	1,092,815	01/06/27	0.25%	1D P TONA	Monthly	10,261
Israel Discount Bank Ltd., Class A	BNP Paribas SA	24,755,029	06/17/27	0.70%	SHIR	Monthly	(388,276)
Isuzu Motors Ltd.	Barclays Bank PLC	4,296,026	05/12/27	0.17%	1D P TONA	Monthly	(123,587)
Italgas SpA	Bank of America N.A.	713,730	02/15/28	0.26%	1D ESTR	Monthly	285
Italgas SpA	Barclays Bank PLC	8,208,039	12/10/26	0.26%	1D ESTR	Monthly	128,371
Italgas SpA	Barclays Bank PLC	2,117,824	02/19/27	0.26%	1D ESTR	Monthly	31,933
Italgas SpA	BNP Paribas SA	6,846,739	01/13/28	0.26%	1D ESTR	Monthly	40,149
Italgas SpA	UBS AG	4,448,571	01/03/31	0.10%	1D ESTR	Monthly	19,418
Ito En Ltd.	Morgan Stanley & Co. International PLC	449,670	01/06/27	0.25%	1D P TONA	Monthly	(20,931)
Itoham Yonekyu Holdings, Inc.	SG Americas Securities LLC	947,842	12/08/27	0.25%	1D P TONA	Monthly	48,801
ITT, Inc.	BNP Paribas SA	6,352,050	04/16/26	0.20%	1D OBFR01	Monthly	(32,074)
ITV PLC	Citibank N.A.	113,407	06/24/26	0.25%	1D SONIA	Monthly	3,169
ITV PLC	UBS AG	184,104	01/03/31	0.25%	1D SONIA	Monthly	4,797
J & J Snack Foods Corp.	Citibank N.A.	106,495	06/25/26	0.20%	1D OBFR01	Monthly	2,185
J Sainsbury PLC	Bank of America N.A.	3,202,120	02/15/28	0.10%	1D SONIA	Monthly	42,748
J Sainsbury PLC	Bank of America N.A.	16,372,379	02/15/28	0.00%	1D SONIA	Monthly	218,571
J Sainsbury PLC	UBS AG	15,121,663	04/18/28	0.13%	1D SONIA	Monthly	203,936
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
J Sainsbury PLC	UBS AG	$ 18,596,697	09/03/29	0.25%	1D SONIA	Monthly	$ 215,054
Jabil, Inc.	Bank of America N.A.	405,088	02/15/28	0.20%	1D OBFR01	Monthly	(25,584)
Jabil, Inc.	Barclays Bank PLC	11,686,383	12/23/26	0.20%	1D OBFR01	Monthly	(358,663)
Jabil, Inc.	Barclays Bank PLC	3,488,647	02/16/27	0.20%	1D OBFR01	Monthly	(102,285)
Jabil, Inc.	Barclays Bank PLC	4,452,539	02/23/27	0.20%	1D OBFR01	Monthly	(130,225)
Jabil, Inc.	BNP Paribas SA	3,334,557	01/28/28	0.20%	1D OBFR01	Monthly	(173,052)
Jabil, Inc.	Citibank N.A.	2,358,060	02/24/28	0.20%	1D OBFR01	Monthly	(67,279)
JAC Recruitment Co. Ltd.	Barclays Bank PLC	3,359,848	05/12/27	0.00%	1D P TONA	Monthly	(119,846)
Jackson Financial, Inc., Class A	BNP Paribas SA	618,151	01/28/28	0.20%	1D OBFR01	Monthly	(5)
Jacobs Solutions, Inc.	Bank of America N.A.	732,678	02/15/28	0.20%	1D OBFR01	Monthly	(8,090)
Jacobs Solutions, Inc.	Barclays Bank PLC	4,311,486	12/23/26	0.20%	1D OBFR01	Monthly	(45,656)
Jacobs Solutions, Inc.	Barclays Bank PLC	1,157,614	02/16/27	0.20%	1D OBFR01	Monthly	(5,875)
Jacobs Solutions, Inc.	Barclays Bank PLC	11,763,213	02/23/27	0.20%	1D OBFR01	Monthly	(292,354)
Jacobs Solutions, Inc.	UBS AG	335,228	01/14/31	0.20%	1D OBFR01	Monthly	(7,764)
JAFCO Group Co., Ltd.	Bank of America N.A.	313,276	03/15/28	0.25%	1D P TONA	Monthly	(5,445)
JAFCO Group Co., Ltd.	UBS AG	110,476	01/06/31	0.15%	1D P TONA	Monthly	(1,552)
Janus Henderson Group PLC	UBS AG	203,676	01/14/31	0.20%	1D OBFR01	Monthly	1,021
Japan Airlines Co., Ltd.	UBS AG	2,669,308	04/18/28	0.22%	1D P TONA	Monthly	(56,101)
Japan Airlines Co., Ltd.	UBS AG	2,373,362	01/20/31	0.25%	1D P TONA	Monthly	(32,246)
Japan Aviation Electronics Industry Ltd.	Barclays Bank PLC	1,152,309	05/12/27	0.00%	1D P TONA	Monthly	(85,239)
Japan Hotel REIT Investment Corp.	UBS AG	3,050,755	04/03/28	0.21%	1D P TONA	Monthly	(67,885)
Japan Logistics Fund, Inc.	Barclays Bank PLC	1,922,406	05/12/27	0.00%	1D P TONA	Monthly	(62,469)
Japan Material Co. Ltd.	Morgan Stanley & Co. International PLC	986,234	01/06/27	0.25%	1D P TONA	Monthly	40,068
Japan Metropolitan Fund Invest	Barclays Bank PLC	27,522,667	05/12/27	0.00%	1D P TONA	Monthly	229,842
Japan Petroleum Exploration Co. Ltd.	Barclays Bank PLC	19,110,716	05/12/27	0.21%	1D P TONA	Monthly	134,930
Japan Post Holdings Co. Ltd.	Barclays Bank PLC	31,438,540	05/12/27	0.00%	1D P TONA	Monthly	951,384
Japan Post Holdings Co. Ltd.	UBS AG	29,483,184	09/03/29	0.25%	1D P TONA	Monthly	(472,073)
Japan Real Estate Investment Corp.	Barclays Bank PLC	262,799	01/20/27	0.25%	1D P TONA	Monthly	(3,818)
Japan Tobacco, Inc.	Barclays Bank PLC	42,177,680	05/12/27	0.21%	1D P TONA	Monthly	(593,083)
Japan Tobacco, Inc.	Citibank N.A.	18,537,768	02/26/26	0.25%	1D P TONA	Monthly	(286,228)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	707,179	02/10/26	0.25%	1D P TONA	Monthly	(16,873)
Japan Tobacco, Inc.	SG Americas Securities LLC	740,501	12/08/27	0.25%	1D P TONA	Monthly	(17,668)
Jardine Matheson Holdings Ltd.	Bank of America N.A.	4,058,193	02/15/28	0.30%	1D OBFR01	Monthly	(71,771)
Jardine Matheson Holdings Ltd.	Barclays Bank PLC	44,772	05/08/28	0.00%	1D OBFR01	Monthly	(1,045)
Jardine Matheson Holdings Ltd.	UBS AG	14,969,467	04/01/30	0.30%	1D OBFR01	Monthly	(277,279)
Jazz Pharmaceuticals PLC	Morgan Stanley & Co. International PLC	662,475	02/05/27	0.20%	1D FEDL01	Monthly	256
JB Hi-Fi Ltd.	Barclays Bank PLC	4,619,567	09/09/27	0.00%	1D AONIA	Monthly	(301,121)
JB Hi-Fi Ltd.	BNP Paribas SA	5,262,528	09/07/26	0.25%	1D AONIA	Monthly	(531,613)
JB Hi-Fi Ltd.	Morgan Stanley & Co. International PLC	3,022,858	01/06/27	0.29%	1D AONIA	Monthly	(197,042)
JB Hi-Fi Ltd.	Morgan Stanley & Co. International PLC	6,785,820	01/07/27	0.29%	1D AONIA	Monthly	(442,326)
JB Hi-Fi Ltd.	UBS AG	7,571,848	04/18/28	0.25%	1D AONIA	Monthly	(764,897)
JB Hi-Fi Ltd.	UBS AG	2,373,182	09/03/29	0.25%	1D AONIA	Monthly	(239,735)
JBG SMITH Properties	Barclays Bank PLC	252,831	12/23/26	0.20%	1D OBFR01	Monthly	(7,573)
JBS NV, Class A	BNP Paribas SA	403,296	01/28/28	0.20%	1D OBFR01	Monthly	22,710
JBS NV, Class A	UBS AG	1,315,259	01/14/31	0.20%	1D OBFR01	Monthly	33,508
JBT Marel Corp.	Barclays Bank PLC	537,904	02/16/27	0.20%	1D OBFR01	Monthly	(376)
JCDecaux SE	Barclays Bank PLC	4,303,921	12/10/26	0.26%	1D ESTR	Monthly	(171,459)
JCR Pharmaceuticals Co., Ltd.	Bank of America N.A.	1,152,856	02/15/28	0.25%	1D P TONA	Monthly	(101,592)
Jefferies Financial Group, Inc.	Morgan Stanley & Co. International PLC	12,753,812	02/05/27	0.20%	1D FEDL01	Monthly	(436,871)
Jefferies Financial Group, Inc.	UBS AG	330,936	01/22/31	0.20%	1D OBFR01	Monthly	(14)
Jenoptik AG	UBS AG	641,174	04/24/28	0.26%	1D ESTR	Monthly	101,417
Jeronimo Martins SGPS SA	Barclays Bank PLC	2,604,161	02/19/27	0.26%	1D ESTR	Monthly	(83,512)
Jeronimo Martins SGPS SA	UBS AG	502,941	01/03/31	0.26%	1D ESTR	Monthly	(16,771)
JET2 PLC	Barclays Bank PLC	4,500,684	08/17/26	0.25%	1D SONIA	Monthly	(198,320)
JET2 PLC	Barclays Bank PLC	2,146	12/10/26	0.25%	1D SONIA	Monthly	(95)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
JGC Holdings Corp.	Barclays Bank PLC	$ 2,031,586	05/12/27	0.00%	1D P TONA	Monthly	$ 101,355
JINS Holdings, Inc.	Barclays Bank PLC	7,026,919	05/12/27	0.00%	1D P TONA	Monthly	210,136
JINS Holdings, Inc.	UBS AG	5,180,202	04/03/28	0.25%	1D P TONA	Monthly	85,241
Joby Aviation, Inc., Class A	Barclays Bank PLC	5,046,878	12/23/26	0.20%	1D OBFR01	Monthly	(1,377,999)
John B Sanfilippo & Son, Inc.	Citibank N.A.	111,556	06/25/26	0.20%	1D OBFR01	Monthly	9,632
John Wiley & Sons, Inc., Class A	UBS AG	14,916	01/14/31	0.20%	1D OBFR01	Monthly	106
Johnson Controls International PLC	Barclays Bank PLC	211,729	02/16/27	0.20%	1D OBFR01	Monthly	8,783
Johnson Controls International PLC	BNP Paribas SA	827,026	04/16/26	0.20%	1D OBFR01	Monthly	30,096
Johnson Controls International PLC	UBS AG	528,718	01/14/31	0.20%	1D OBFR01	Monthly	18,447
Johnson Matthey PLC	Barclays Bank PLC	2,220,502	12/10/26	0.25%	1D SONIA	Monthly	(9,951)
Joyful Honda Co., Ltd.	Citibank N.A.	1,860,733	02/26/26	0.21%	1D P TONA	Monthly	(20,285)
Joyful Honda Co., Ltd.	SG Americas Securities LLC	310,255	12/08/27	0.25%	1D P TONA	Monthly	(762)
JPMorgan Chase & Co.	Bank of America N.A.	222,667	02/15/28	0.20%	1D OBFR01	Monthly	(2,426)
JPMorgan Chase & Co.	Barclays Bank PLC	6,643,204	02/23/27	0.20%	1D OBFR01	Monthly	27,645
JPMorgan Chase & Co.	BNP Paribas SA	492,959	01/28/28	0.20%	1D OBFR01	Monthly	1,360
JPMorgan Chase & Co.	SG Americas Securities LLC	28,247,848	12/08/27	0.20%	1D OBFR01	Monthly	(1,965,779)
JTEKT Corp.	Barclays Bank PLC	31,890,110	05/12/27	0.22%	1D P TONA	Monthly	(1,146,024)
Julius Baer Group Ltd., Class N	Barclays Bank PLC	1,506,931	11/09/26	0.26%	SSARON	Monthly	(62,776)
Julius Baer Group Ltd., Class N	Morgan Stanley & Co. International PLC	1,654,761	01/06/27	0.26%	SSARON	Monthly	(64,929)
Jumbo Interactive Ltd.	Bank of America N.A.	4,394,405	02/15/28	0.25%	1D AONIA	Monthly	(404,933)
Jumbo Interactive Ltd.	SG Americas Securities LLC	977,741	12/08/27	0.30%	1D AONIA	Monthly	(61,698)
Juroku Financial Group, Inc.	Barclays Bank PLC	3,010,597	05/12/27	0.18%	1D P TONA	Monthly	(32,800)
Juroku Financial Group, Inc.	JPMorgan Chase Bank N.A.	172,370	02/10/26	0.25%	1D P TONA	Monthly	19,060
Kaga Electronics Co., Ltd.	Barclays Bank PLC	7,433,219	05/12/27	0.00%	1D P TONA	Monthly	(165,232)
Kaiser Aluminum Corp.	UBS AG	3,732,028	04/21/28	0.20%	1D OBFR01	Monthly	(244,593)
Kajima Corp.	SG Americas Securities LLC	466,760	12/08/27	0.25%	1D P TONA	Monthly	(5,768)
Kajima Corp.	UBS AG	18,703,395	09/03/29	0.25%	1D P TONA	Monthly	(561,522)
Kaken Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	10,798,527	01/06/27	0.25%	1D P TONA	Monthly	(340,302)
Kamigumi Co., Ltd.	Bank of America N.A.	138,597	03/15/28	0.25%	1D P TONA	Monthly	1,386
Kamigumi Co., Ltd.	BNP Paribas SA	348,211	01/14/28	0.25%	1D TONA	Monthly	(1,753)
Kamigumi Co., Ltd.	SG Americas Securities LLC	19,777,805	12/08/27	0.25%	1D P TONA	Monthly	656,238
Kamigumi Co., Ltd.	UBS AG	812,298	01/06/31	0.15%	1D P TONA	Monthly	3,104
Kanadevia Corp.	SG Americas Securities LLC	1,432,730	12/08/27	0.25%	1D P TONA	Monthly	(3,243)
Kanamoto Co. Ltd.	BNP Paribas SA	5,789,984	03/24/27	0.25%	1D TONA	Monthly	(413,861)
Kaneka Corp.	UBS AG	4,095,529	04/03/28	0.25%	1D P TONA	Monthly	46,708
Kansai Electric Power Co., Inc.	BNP Paribas SA	3,063,531	09/07/26	0.25%	1D TONA	Monthly	(108,678)
Kansai Electric Power Co., Inc.	BNP Paribas SA	1,127,336	01/21/28	0.25%	1D TONA	Monthly	5,464
Kao Corp.	BNP Paribas SA	18,451,595	09/07/26	0.25%	1D TONA	Monthly	(134,466)
Kao Corp.	BNP Paribas SA	811,380	01/21/28	0.25%	1D TONA	Monthly	670
Kao Corp.	Morgan Stanley & Co. International PLC	20,012,705	01/07/27	0.25%	1D P TONA	Monthly	128,538
Kawasaki Kisen Kaisha Ltd.	Citibank N.A.	229,053	02/26/26	0.00%	1D P TONA	Monthly	703
Kawasaki Kisen Kaisha Ltd.	Morgan Stanley & Co. International PLC	5,714,124	01/07/27	0.25%	1D P TONA	Monthly	67,345
KB Home	Barclays Bank PLC	1,297,714	12/23/26	0.20%	1D OBFR01	Monthly	(60,834)
KBC Ancora	BNP Paribas SA	483,737	01/13/28	0.00%	1D ESTR	Monthly	(1,000)
KBR, Inc.	Morgan Stanley & Co. International PLC	7,989,779	02/05/27	0.20%	1D FEDL01	Monthly	(293,054)
KBR, Inc.	UBS AG	64,518	01/22/31	0.20%	1D OBFR01	Monthly	(4)
Keller Group PLC	Bank of America N.A.	3,730,406	02/15/28	0.25%	1D SONIA	Monthly	139,781
Keller Group PLC	BNP Paribas SA	1,573,084	03/17/27	0.25%	1D SONIA	Monthly	58,945
Keller Group PLC	SG Americas Securities LLC	3,153,608	12/08/27	0.25%	1D SONIA	Monthly	106,715
Keppel Ltd.	Bank of America N.A.	1,344,659	02/15/28	0.30%	SORA	Monthly	5,984
Keppel Ltd.	Barclays Bank PLC	477,585	01/27/27	0.00%	SORA	Monthly	(3,570)
Kerry Group PLC	Barclays Bank PLC	231,580	02/26/27	0.26%	1D ESTR	Monthly	4,694
Kerry Group PLC, Class A	Barclays Bank PLC	9,870,274	12/10/26	0.26%	1D ESTR	Monthly	200,381
Kerry Group PLC, Class A	Citibank N.A.	21,191,810	07/06/26	0.26%	1D ESTR	Monthly	442,262
Kerry Group PLC, Class A	JPMorgan Chase Bank N.A.	960,660	02/10/26	0.26%	1D ESTR	Monthly	17,507
Kerry Group PLC, Class A	SG Americas Securities LLC	14,314,768	12/08/27	0.26%	1D ESTR	Monthly	229,284
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Kerry Properties Ltd.	Bank of America N.A.	$ 122,261	02/15/28	0.30%	HONIA	Monthly	$ 12,830
Kerry Properties Ltd.	UBS AG	730,880	01/04/30	0.25%	HONIA	Monthly	11,364
KeyCorp	UBS AG	11,006,672	04/18/28	0.20%	1D OBFR01	Monthly	150,350
Keysight Technologies, Inc.	Barclays Bank PLC	3,409,676	02/23/27	0.20%	1D OBFR01	Monthly	(39,688)
Keysight Technologies, Inc.	SG Americas Securities LLC	11,012,824	12/08/27	0.20%	1D OBFR01	Monthly	514,752
Kforce, Inc.	BNP Paribas SA	1,554,266	04/16/26	0.20%	1D OBFR01	Monthly	32,334
KH Neochem Co. Ltd.	Morgan Stanley & Co. International PLC	810,782	01/06/27	0.25%	1D P TONA	Monthly	(11,380)
Kier Group PLC	Bank of America N.A.	1,572,096	02/15/28	0.25%	1D SONIA	Monthly	13,735
Kier Group PLC	SG Americas Securities LLC	1,446,813	12/08/27	0.25%	1D SONIA	Monthly	(19,506)
Kier Group PLC	UBS AG	1,339,481	04/24/28	0.25%	1D SONIA	Monthly	11,703
Kilroy Realty Corp.	Bank of America N.A.	199,108	02/15/28	0.20%	1D OBFR01	Monthly	(17,226)
Kilroy Realty Corp.	UBS AG	1,004,513	01/14/31	0.20%	1D OBFR01	Monthly	(30,487)
Kimball Electronics, Inc.	BNP Paribas SA	6,103,473	04/16/26	0.20%	1D OBFR01	Monthly	(227,567)
Kimberly-Clark Corp.	BNP Paribas SA	4,287,707	04/16/26	0.20%	1D OBFR01	Monthly	(64,529)
Kimco Realty Corp.	Bank of America N.A.	3,705,053	02/15/28	0.20%	1D OBFR01	Monthly	53,490
Kinaxis, Inc.	Morgan Stanley & Co. International PLC	4,551,280	01/04/27	0.20%	CABROVER	Monthly	(342,517)
Kinden Corp.	BNP Paribas SA	1,378,165	01/14/28	0.25%	1D TONA	Monthly	(130,316)
Kinden Corp.	UBS AG	3,356,834	01/06/31	0.25%	1D P TONA	Monthly	(312,439)
Kinder Morgan, Inc.	SG Americas Securities LLC	3,464,265	12/08/27	0.20%	1D OBFR01	Monthly	57,330
Kingfisher PLC	BNP Paribas SA	6,023,011	08/17/26	0.25%	1D SONIA	Monthly	416,534
Kingsgate Consolidated Ltd.	Barclays Bank PLC	200,838	01/20/27	0.00%	1D AONIA	Monthly	(17,385)
Kinross Gold Corp.	Barclays Bank PLC	405,605	02/16/27	0.20%	1D OBFR01	Monthly	(56,236)
Kinross Gold Corp.	BNP Paribas SA	18,044,647	08/17/26	0.20%	CABROVER	Monthly	(1,293,089)
Kinross Gold Corp.	BNP Paribas SA	2,920,523	01/28/28	0.20%	1D OBFR01	Monthly	(309,722)
Kinross Gold Corp.	Morgan Stanley & Co. International PLC	22,212,471	01/06/27	0.20%	CABROVER	Monthly	(3,340,453)
Kinross Gold Corp.	UBS AG	2,203,077	01/14/31	0.20%	1D OBFR01	Monthly	(305,500)
Kintetsu Group Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	115,359	01/06/27	0.25%	1D P TONA	Monthly	(1,213)
KION Group AG	Barclays Bank PLC	655,845	08/17/26	0.26%	1D ESTR	Monthly	(17,236)
KION Group AG	UBS AG	109,921	01/20/31	0.26%	1D ESTR	Monthly	(225)
Kirby Corp.	Citibank N.A.	2,630,669	02/24/28	0.20%	1D OBFR01	Monthly	(262,644)
Kirby Corp.	Morgan Stanley & Co. International PLC	21,207,697	02/05/27	0.20%	1D FEDL01	Monthly	(2,117,363)
Kirin Holdings Co. Ltd.	SG Americas Securities LLC	3,780,609	12/08/27	0.25%	1D P TONA	Monthly	(108,351)
Kissei Pharmaceutical Co. Ltd.	Bank of America N.A.	4,002,633	02/15/28	0.25%	1D P TONA	Monthly	(97,812)
Kissei Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	860,978	08/19/26	0.25%	1D P TONA	Monthly	(21,040)
Kissei Pharmaceutical Co. Ltd.	SG Americas Securities LLC	948,744	12/08/27	0.25%	1D P TONA	Monthly	(28,386)
Ki-Star Real Estate Co. Ltd.	BNP Paribas SA	1,768,248	03/24/27	0.25%	1D TONA	Monthly	(74,794)
Kite Realty Group Trust	Barclays Bank PLC	3,351,743	12/23/26	0.20%	1D OBFR01	Monthly	33,143
Klaviyo, Inc., Class A	Bank of America N.A.	803,590	02/15/28	0.20%	1D OBFR01	Monthly	(100,177)
Klaviyo, Inc., Class A	BNP Paribas SA	436,767	01/28/28	0.20%	1D OBFR01	Monthly	(52,600)
Klepierre SA	Barclays Bank PLC	8,689,121	12/10/26	0.26%	1D ESTR	Monthly	(828)
Klepierre SA	Morgan Stanley & Co. International PLC	3,384,899	01/04/27	0.26%	1D ESTR	Monthly	(42)
Klepierre SA	UBS AG	831,358	01/03/31	0.26%	1D ESTR	Monthly	(524)
Knife River Corp.	Barclays Bank PLC	6,794,169	12/23/26	0.20%	1D OBFR01	Monthly	(739,868)
Knight-Swift Transportation Holdings, Inc.	SG Americas Securities LLC	6,135,194	12/08/27	0.20%	1D OBFR01	Monthly	(189,904)
Knorr-Bremse AG	Barclays Bank PLC	2,312,712	08/17/26	0.26%	1D ESTR	Monthly	(30,699)
Kobe Bussan Co., Ltd.	SG Americas Securities LLC	3,021,233	12/08/27	0.25%	1D P TONA	Monthly	(20,065)
Koei Tecmo Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	1,516,065	01/06/27	0.25%	1D P TONA	Monthly	(35,269)
Kojamo OYJ	Barclays Bank PLC	357,399	12/10/26	0.26%	1D ESTR	Monthly	(10,555)
Kokusai Electric Corp.	Bank of America N.A.	741,692	03/15/28	0.25%	1D P TONA	Monthly	(35,915)
Kokusai Electric Corp.	Barclays Bank PLC	162,598	01/20/27	0.15%	1D P TONA	Monthly	(8,988)
Kokusai Electric Corp.	UBS AG	408,754	01/06/31	0.25%	1D P TONA	Monthly	(22,653)
Komax Holding AG, Class N, Registered Shares	Barclays Bank PLC	983,875	12/10/26	0.26%	SSARON	Monthly	2,542

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Kone OYJ, Class B	BNP Paribas SA	$ 22,057,476	08/17/26	0.26%	1D ESTR	Monthly	$ (769,808)
Kone OYJ, Class B	BNP Paribas SA	394,647	03/24/27	0.26%	1D ESTR	Monthly	(11,608)
Konecranes Oyj	Morgan Stanley & Co. International PLC	221,777	01/04/27	0.26%	1D ESTR	Monthly	(502)
Koninklijke Ahold Delhaize NV	Bank of America N.A.	414,785	02/15/28	0.26%	1D ESTR	Monthly	(988)
Koninklijke Ahold Delhaize NV	Barclays Bank PLC	1,103,840	02/19/27	0.26%	1D ESTR	Monthly	10,983
Koninklijke Ahold Delhaize NV	BNP Paribas SA	4,674,462	08/17/26	0.26%	1D ESTR	Monthly	(116,011)
Koninklijke Ahold Delhaize NV	BNP Paribas SA	9,337,085	03/24/27	0.26%	1D ESTR	Monthly	(318,207)
Koninklijke Ahold Delhaize NV	JPMorgan Chase Bank N.A.	7,035,811	02/10/26	0.26%	1D ESTR	Monthly	(157,196)
Koninklijke Ahold Delhaize NV	UBS AG	1,156,288	01/03/31	0.26%	1D ESTR	Monthly	4,204
Koninklijke BAM Groep NV	BNP Paribas SA	6,575,942	03/24/27	0.26%	1D ESTR	Monthly	(376,935)
Koninklijke Heijmans N.V	Morgan Stanley & Co. International PLC	108,915	01/04/27	0.26%	1D ESTR	Monthly	269
Koninklijke KPN NV	Bank of America N.A.	114,303	02/15/28	0.26%	1D ESTR	Monthly	637
Koninklijke Philips NV	Barclays Bank PLC	16,032,575	12/10/26	0.26%	1D ESTR	Monthly	(711,026)
Koninklijke Philips NV	Citibank N.A.	21,113,163	07/06/26	0.26%	1D ESTR	Monthly	(928,650)
Konoike Transport Co., Ltd.	UBS AG	117,119	04/03/28	0.25%	1D P TONA	Monthly	1,257
Kontoor Brands, Inc.	SG Americas Securities LLC	1,016,953	12/08/27	0.20%	1D OBFR01	Monthly	17,272
Kontron AG	Bank of America N.A.	444,454	02/15/28	0.26%	1D ESTR	Monthly	(25,323)
Kontron AG	Barclays Bank PLC	4,661,904	12/10/26	0.26%	1D ESTR	Monthly	(111,615)
Kontron AG	Goldman Sachs Bank USA	796,586	08/19/26	(12.00)%	1D ESTR	Monthly	(45,386)
Kontron AG	UBS AG	2,684,080	04/24/28	0.26%	1D ESTR	Monthly	(152,926)
Koppers Holdings, Inc.	Barclays Bank PLC	122,630	12/23/26	0.20%	1D OBFR01	Monthly	42
Koppers Holdings, Inc.	Citibank N.A.	1,378,790	06/25/26	0.20%	1D OBFR01	Monthly	468
Kose Holdings Corp.	Morgan Stanley & Co. International PLC	248,161	01/06/27	0.25%	1D P TONA	Monthly	(1,996)
Kratos Defense & Security Solutions, Inc.	Barclays Bank PLC	832,130	02/16/27	0.20%	1D OBFR01	Monthly	(79,230)
Kratos Defense & Security Solutions, Inc.	SG Americas Securities LLC	7,844,720	12/08/27	0.20%	1D OBFR01	Monthly	(77,663)
Kratos Defense & Security Solutions, Inc.	UBS AG	402,349	01/14/31	0.20%	1D OBFR01	Monthly	(38,312)
Kratos Defense & Security Solutions, Inc.	UBS AG	444,305	01/22/31	0.20%	1D OBFR01	Monthly	(18,256)
Kroger Co.	BNP Paribas SA	4,255,814	04/16/26	0.20%	1D OBFR01	Monthly	12,770
K’s Holdings Corp.	Barclays Bank PLC	9,353,373	05/12/27	0.25%	1D P TONA	Monthly	(119,307)
KSB SE & Co KGaA	BNP Paribas SA	64,030	01/13/28	0.26%	1D ESTR	Monthly	3,388
Kubota Corp.	Barclays Bank PLC	17,781,928	09/09/27	0.25%	1D P TONA	Monthly	(125,248)
Kubota Corp.	SG Americas Securities LLC	22,531,144	12/08/27	0.25%	1D P TONA	Monthly	256,759
Kuehne + Nagel International AG, Registered Shares	Bank of America N.A.	134,332	02/15/28	0.26%	SSARON	Monthly	206
Kulicke & Soffa Industries, Inc.	Barclays Bank PLC	4,719,560	12/23/26	0.20%	1D OBFR01	Monthly	(172,889)
Kumagai Gumi Co., Ltd.	Goldman Sachs Bank USA	648,563	08/19/26	0.25%	1D P TONA	Monthly	11,357
Kumagai Gumi Co., Ltd.	SG Americas Securities LLC	12,471,936	12/08/27	0.25%	1D P TONA	Monthly	834,199
Kuraray Co., Ltd.	SG Americas Securities LLC	1,812,280	12/08/27	0.25%	1D P TONA	Monthly	18,638
Kureha Corp.	SG Americas Securities LLC	18,731,310	12/08/27	0.25%	1D P TONA	Monthly	707,988
Kurimoto Ltd.	Barclays Bank PLC	233,192	05/12/27	0.16%	1D P TONA	Monthly	(14,415)
KWS Saat SE & Co KGaA	Bank of America N.A.	498,677	02/15/28	0.26%	1D ESTR	Monthly	(6,761)
KWS Saat SE & Co KGaA	BNP Paribas SA	77,319	01/13/28	0.26%	1D ESTR	Monthly	2,283
Kyndryl Holdings, Inc.	UBS AG	104,846	04/18/28	0.20%	1D OBFR01	Monthly	(15,698)
Kyndryl Holdings, Inc.	UBS AG	7,587,728	01/22/31	0.20%	1D OBFR01	Monthly	(573,349)
Kyocera Corp.	SG Americas Securities LLC	18,482,149	12/08/27	0.25%	1D P TONA	Monthly	1,063,506
Kyocera Corp.	UBS AG	10,723,745	04/18/28	0.25%	1D P TONA	Monthly	232,804
Kyoritsu Maintenance Co. Ltd.	BNP Paribas SA	2,324,790	03/24/27	0.25%	1D TONA	Monthly	(128,178)
Kyoritsu Maintenance Co. Ltd.	SG Americas Securities LLC	8,143,829	12/08/27	0.25%	1D P TONA	Monthly	(417,499)
Kyushu Financial Group, Inc.	SG Americas Securities LLC	4,662,868	12/08/27	0.25%	1D P TONA	Monthly	442,564
L3Harris Technologies, Inc.	Bank of America N.A.	75,428	02/15/28	0.20%	1D OBFR01	Monthly	(1)
Labcorp Holdings, Inc.	BNP Paribas SA	2,458,192	04/16/26	0.20%	1D OBFR01	Monthly	24,043
Labrador Iron Ore Royalty Corp.	Bank of America N.A.	1,623,978	02/15/28	0.20%	CABROVER	Monthly	(55,048)
Labrador Iron Ore Royalty Corp.	Barclays Bank PLC	316,132	02/16/27	0.20%	CABROVER	Monthly	(9,756)
Labrador Iron Ore Royalty Corp.	BNP Paribas SA	364,595	01/17/28	0.20%	CABROVER	Monthly	(13,928)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Lakeland Financial Corp.	SG Americas Securities LLC	$ 248,184	12/08/27	0.20%	1D OBFR01	Monthly	$ 8,751
Lam Research Corp.	Citibank N.A.	2,414,237	02/24/28	0.20%	1D OBFR01	Monthly	139,582
Lam Research Corp.	JPMorgan Chase Bank N.A.	446,332	02/09/26	0.20%	1D OBFR01	Monthly	72,183
Lam Research Corp.	Morgan Stanley & Co. International PLC	2,857,403	02/05/27	0.20%	1D FEDL01	Monthly	165,204
Lancashire Holdings Ltd.	Barclays Bank PLC	1,431,721	12/10/26	0.25%	1D SONIA	Monthly	5,101
Landis+Gyr Group AG	Barclays Bank PLC	471,222	12/10/26	0.26%	SSARON	Monthly	23,752
Landstar System, Inc.	Citibank N.A.	6,344,694	06/25/26	0.20%	1D OBFR01	Monthly	(340,871)
LANXESS AG	Barclays Bank PLC	4,595,156	12/10/26	0.26%	1D ESTR	Monthly	(94,789)
Las Vegas Sands Corp.	Bank of America N.A.	305,455	02/15/28	0.20%	1D OBFR01	Monthly	(35,214)
Las Vegas Sands Corp.	BNP Paribas SA	15,092	01/28/28	0.20%	1D OBFR01	Monthly	(1,962)
Las Vegas Sands Corp.	Morgan Stanley & Co. International PLC	6,148,525	02/05/27	0.20%	1D FEDL01	Monthly	(739,587)
Laureate Education, Inc., Class A	Bank of America N.A.	2,111,628	02/15/28	0.20%	1D OBFR01	Monthly	(29,207)
Laureate Education, Inc., Class A	Barclays Bank PLC	234,786	12/23/26	0.20%	1D OBFR01	Monthly	(3,775)
Laureate Education, Inc., Class A	Barclays Bank PLC	3,557,703	02/16/27	0.20%	1D OBFR01	Monthly	(113,469)
Laureate Education, Inc., Class A	BNP Paribas SA	2,835,285	01/28/28	0.20%	1D OBFR01	Monthly	(48,135)
Laureate Education, Inc., Class A	UBS AG	2,086,931	01/14/31	0.20%	1D OBFR01	Monthly	(565)
Lazard, Inc., Class A	Bank of America N.A.	342,865	02/15/28	0.20%	1D OBFR01	Monthly	5,294
Lazard, Inc., Class A	BNP Paribas SA	2,786,404	04/16/26	0.20%	1D OBFR01	Monthly	54,632
La-Z-Boy, Inc.	Bank of America N.A.	386,927	02/15/28	0.20%	1D OBFR01	Monthly	(30,728)
La-Z-Boy, Inc.	Barclays Bank PLC	16,417	02/16/27	0.20%	1D OBFR01	Monthly	(1,015)
La-Z-Boy, Inc.	BNP Paribas SA	208,546	01/28/28	0.20%	1D OBFR01	Monthly	(14,700)
Lear Corp.	BNP Paribas SA	3,652,920	04/16/26	0.20%	1D OBFR01	Monthly	(234,712)
Lear Corp.	BNP Paribas SA	6,371,905	01/24/28	0.20%	1D OBFR01	Monthly	(243,063)
LEG Immobilien SE	Barclays Bank PLC	9,348,233	08/17/26	0.26%	1D ESTR	Monthly	77,423
LEG Immobilien SE	UBS AG	4,887,217	04/18/28	0.26%	1D ESTR	Monthly	(311,232)
LEG Immobilien SE	UBS AG	2,688,258	01/20/31	0.26%	1D ESTR	Monthly	22,264
Legal & General Group PLC	BNP Paribas SA	2,799,292	03/22/27	0.25%	1D SONIA	Monthly	68,097
Legalzoom.com, Inc.	Morgan Stanley & Co. International PLC	5,047,861	02/08/27	0.20%	1D FEDL01	Monthly	28,551
Leggett & Platt, Inc.	Bank of America N.A.	9,056,012	02/15/28	0.20%	1D OBFR01	Monthly	(760,591)
Legrand SA	UBS AG	1,426,755	04/18/28	0.26%	1D ESTR	Monthly	49,760
Legrand SA	UBS AG	11,636,137	09/03/29	0.26%	1D ESTR	Monthly	664,380
Leidos Holdings, Inc.	BNP Paribas SA	281,980	04/16/26	0.20%	1D OBFR01	Monthly	(1,819)
Leidos Holdings, Inc.	UBS AG	89,811	01/22/31	0.20%	1D OBFR01	Monthly	(1)
Lemonade, Inc.	BNP Paribas SA	367,080	04/16/26	0.20%	1D OBFR01	Monthly	(12,875)
LendingClub Corp.	Barclays Bank PLC	1,577,843	12/23/26	0.20%	1D OBFR01	Monthly	(341,452)
Lendlease Corp Ltd.	Bank of America N.A.	13,708,735	02/15/28	0.25%	1D AONIA	Monthly	(452,940)
Lendlease Corp Ltd.	Barclays Bank PLC	11	05/12/27	0.00%	1D AONIA	Monthly	(1)
Lendlease Corp Ltd.	Barclays Bank PLC	1,155,615	05/12/27	0.00%	1D AONIA	Monthly	(56,892)
Lendlease Corp Ltd.	Barclays Bank PLC	21	09/09/27	0.00%	1D AONIA	Monthly	(1)
Lennar Corp.	Barclays Bank PLC	140,749	02/16/27	0.20%	1D OBFR01	Monthly	(6,577)
Lennar Corp., Class A	Barclays Bank PLC	10,779,872	12/23/26	0.20%	1D OBFR01	Monthly	(503,706)
Leonardo DRS, Inc.	Morgan Stanley & Co. International PLC	814,705	02/05/27	0.20%	1D FEDL01	Monthly	(17,443)
Leonardo SpA	Bank of America N.A.	26,278,744	02/15/28	0.26%	1D ESTR	Monthly	(744,097)
Leonardo SpA	Barclays Bank PLC	9,532,439	08/17/26	0.26%	1D ESTR	Monthly	(80,952)
Leonardo SpA	BNP Paribas SA	172,273	01/19/28	0.26%	1D ESTR	Monthly	273
Leopalace21 Corp.	Barclays Bank PLC	3,191,292	05/12/27	0.25%	1D P TONA	Monthly	22,378
Lexicon Pharmaceuticals, Inc.	Bank of America N.A.	411,237	02/15/28	0.20%	1D OBFR01	Monthly	(143,991)
LGI Homes, Inc.	Morgan Stanley & Co. International PLC	1,040,816	02/08/27	0.20%	1D FEDL01	Monthly	(55,452)
Liberty Energy, Inc., Class A	Barclays Bank PLC	146,160	12/23/26	0.20%	1D OBFR01	Monthly	21,336
Liberty Energy, Inc., Class A	Citibank N.A.	1,448,462	06/25/26	0.20%	1D OBFR01	Monthly	211,444
Liberty Global Ltd., Class A	Barclays Bank PLC	6,729,970	12/23/26	0.20%	1D OBFR01	Monthly	364,647
Liberty Latin America Ltd., Class A	Goldman Sachs Bank USA	15	08/19/26	0.20%	1D FEDL01	Monthly	—
Liechtensteinische Landesbank AG	Bank of America N.A.	69,653	02/15/28	0.26%	SSARON	Monthly	304
Liechtensteinische Landesbank AG	BNP Paribas SA	58,026	01/14/28	0.26%	SSARON	Monthly	4,698
Liechtensteinische Landesbank AG	UBS AG	423,815	01/07/31	0.26%	SSARON	Monthly	417
Lifco AB	SG Americas Securities LLC	594,769	12/08/27	0.26%	1D STIBOR	Monthly	(25,220)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Life Corp.	Bank of America N.A.	$ 7,195,092	02/15/28	0.25%	1D P TONA	Monthly	$ 284,055
Life Corp.	UBS AG	375,376	04/03/28	0.25%	1D P TONA	Monthly	(758)
Life Time Group Holdings, Inc.	Bank of America N.A.	1,163,224	02/15/28	0.20%	1D OBFR01	Monthly	(6,779)
Life Time Group Holdings, Inc.	BNP Paribas SA	7,686,960	01/28/28	0.20%	1D OBFR01	Monthly	245,909
Life Time Group Holdings, Inc.	UBS AG	842,388	01/14/31	0.20%	1D OBFR01	Monthly	16,960
Life360, Inc.	Barclays Bank PLC	5,287,587	02/16/27	0.20%	1D OBFR01	Monthly	(450,077)
LifeStance Health Group, Inc.	Barclays Bank PLC	17,066,068	12/23/26	0.20%	1D OBFR01	Monthly	(694,684)
Light & Wonder, Inc., Class A	UBS AG	10,188,187	04/18/28	0.20%	1D OBFR01	Monthly	(360,899)
LightPath Technologies, Inc., Class A	Barclays Bank PLC	368,768	02/16/27	0.20%	1D OBFR01	Monthly	(100,620)
LightPath Technologies, Inc., Class A	BNP Paribas SA	19,636	01/28/28	0.20%	1D OBFR01	Monthly	(4,100)
LightPath Technologies, Inc., Class A	UBS AG	79,534	01/14/31	0.20%	1D OBFR01	Monthly	(16,607)
Lightspeed Commerce, Inc.	Bank of America N.A.	7,665,274	02/15/28	0.20%	CABROVER	Monthly	(769,342)
Lightspeed Commerce, Inc.	Morgan Stanley & Co. International PLC	6,438,435	01/04/27	0.20%	CABROVER	Monthly	(398,550)
Lightwave Logic, Inc.	Barclays Bank PLC	471,913	02/16/27	0.20%	1D OBFR01	Monthly	(85,483)
Lightwave Logic, Inc.	BNP Paribas SA	25,181	01/28/28	0.20%	1D OBFR01	Monthly	(7,077)
Linamar Corp.	Morgan Stanley & Co. International PLC	4,702,230	01/04/27	0.20%	CABROVER	Monthly	(153,861)
Lincoln Educational Services Corp.	Barclays Bank PLC	147,529	12/23/26	0.20%	1D OBFR01	Monthly	(4,818)
Lincoln Electric Holdings, Inc.	SG Americas Securities LLC	5,781,283	12/08/27	0.20%	1D OBFR01	Monthly	330,524
Lindblad Expeditions Holdings, Inc.	SG Americas Securities LLC	2,522,365	12/08/27	0.20%	1D OBFR01	Monthly	332,206
Lindblad Expeditions Holdings, Inc.	UBS AG	4,443,453	04/21/28	0.20%	1D OBFR01	Monthly	4,504
Linde PLC	Barclays Bank PLC	4,691,814	02/23/27	0.20%	1D OBFR01	Monthly	2,182
Linde PLC	Morgan Stanley & Co. International PLC	6,415,879	02/05/27	0.20%	1D FEDL01	Monthly	163,118
Link REIT	Bank of America N.A.	578,564	02/15/28	0.30%	HONIA	Monthly	(165)
Link REIT	Barclays Bank PLC	4,870,383	09/09/27	0.30%	HONIA	Monthly	71,290
Link REIT	BNP Paribas SA	300,575	01/14/28	0.30%	HONIA	Monthly	6,095
Link REIT	Morgan Stanley & Co. International PLC	263,276	01/06/27	0.30%	HONIA	Monthly	3,854
Link REIT	Morgan Stanley & Co. International PLC	2,291,998	01/11/27	0.30%	HONIA	Monthly	33,549
Link REIT	UBS AG	6,943,983	04/18/28	0.25%	HONIA	Monthly	186,238
Link REIT	UBS AG	1,192,403	09/03/29	0.25%	HONIA	Monthly	31,980
Link REIT	UBS AG	383,902	01/04/30	0.15%	HONIA	Monthly	5,528
Lintec Corp.	SG Americas Securities LLC	1,342,013	12/08/27	0.25%	1D P TONA	Monthly	77,209
Lion Corp.	BNP Paribas SA	1,081	09/07/26	0.25%	1D TONA	Monthly	(10)
Lithia Motors, Inc., Class A	UBS AG	18,194,149	04/18/28	0.20%	1D OBFR01	Monthly	(489,367)
Lithium Americas Corp.	Morgan Stanley & Co. International PLC	2,399,167	01/04/27	0.20%	CABROVER	Monthly	(512,886)
Littelfuse, Inc.	BNP Paribas SA	802,306	01/28/28	0.20%	1D OBFR01	Monthly	(676)
LivaNova PLC	SG Americas Securities LLC	5,940,652	12/08/27	0.20%	1D OBFR01	Monthly	69,513
Live Nation Entertainment, Inc.	BNP Paribas SA	13,239,244	04/16/26	0.20%	1D OBFR01	Monthly	(137,254)
LiveRamp Holdings, Inc.	Barclays Bank PLC	10,679,236	12/23/26	0.20%	1D OBFR01	Monthly	(592,370)
Lloyds Banking Group PLC	Citibank N.A.	14,587,758	07/06/26	0.25%	1D SONIA	Monthly	939,082
Lloyds Banking Group PLC	UBS AG	693,154	01/03/31	0.25%	1D SONIA	Monthly	41,105
Loar Holdings, Inc.	Bank of America N.A.	560,387	02/15/28	0.20%	1D OBFR01	Monthly	(44,323)
Loar Holdings, Inc.	BNP Paribas SA	4,278,122	01/28/28	0.00%	1D OBFR01	Monthly	(202,070)
Loar Holdings, Inc.	UBS AG	527,637	01/14/31	0.20%	1D OBFR01	Monthly	(32,558)
Loblaw Cos Ltd.	Citibank N.A.	42,186	02/24/28	0.20%	1D CORRA	Monthly	(744)
Loblaw Cos Ltd.	Morgan Stanley & Co. International PLC	14,059,027	01/04/27	0.20%	CABROVER	Monthly	(247,955)
Loblaw Cos Ltd.	UBS AG	8,788,937	04/18/28	0.25%	1D CORRA	Monthly	(145,307)
Lockheed Martin Corp.	Bank of America N.A.	21,930,925	02/15/28	0.20%	1D OBFR01	Monthly	2,137,723
Lockheed Martin Corp.	Barclays Bank PLC	8,807,304	02/23/27	0.20%	1D OBFR01	Monthly	306,438
Logitech International SA, Class N, Registered Shares	Bank of America N.A.	7,139,611	02/15/28	0.00%	SSARON	Monthly	(80,566)
Logitech International SA, Class N, Registered Shares	Citibank N.A.	14,813,013	07/06/26	0.00%	SSARON	Monthly	(167,156)
Logitech International SA, Class N, Registered Shares	UBS AG	18,616,734	04/18/28	0.10%	SSARON	Monthly	(210,079)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
London Stock Exchange Group PLC	Bank of America N.A.	$ 708,778	02/15/28	0.25%	1D SONIA	Monthly	$ (32,498)
London Stock Exchange Group PLC	Barclays Bank PLC	6,855,103	08/17/26	0.05%	1D SONIA	Monthly	(449,800)
London Stock Exchange Group PLC	Barclays Bank PLC	12,904,305	12/10/26	0.05%	1D SONIA	Monthly	(846,720)
London Stock Exchange Group PLC	BNP Paribas SA	138,750	01/13/28	0.25%	1D SONIA	Monthly	(14,269)
LondonMetric Property PLC	SG Americas Securities LLC	914,477	12/08/27	0.25%	1D SONIA	Monthly	(3,409)
Lonza Group AG, Registered Shares	Citibank N.A.	345,451	07/06/26	0.26%	SSARON	Monthly	(18,636)
Lonza Group AG, Registered Shares	Morgan Stanley & Co. International PLC	21,932	01/06/27	0.26%	SSARON	Monthly	(869)
Loomis Ab, Class B	SG Americas Securities LLC	1,075,103	12/08/27	0.26%	1D STIBOR	Monthly	(36,452)
L’Oreal SA	Citibank N.A.	10,945,737	06/25/26	0.05%	1D ESTR	Monthly	26,585
Lottery Corp. Ltd.	Morgan Stanley & Co. International PLC	3,512,013	01/07/27	0.29%	1D AONIA	Monthly	31,761
LTC Properties, Inc.	UBS AG	16,835	01/14/31	0.20%	1D OBFR01	Monthly	51
Lumentum Holdings, Inc.	Bank of America N.A.	820,019	02/15/28	0.20%	1D OBFR01	Monthly	121,964
Lumentum Holdings, Inc.	BNP Paribas SA	1,081,136	04/16/26	0.20%	1D OBFR01	Monthly	193,128
Lumentum Holdings, Inc.	BNP Paribas SA	522,114	01/28/28	0.00%	1D OBFR01	Monthly	73,875
Lumentum Holdings, Inc.	UBS AG	148,636	01/14/31	0.20%	1D OBFR01	Monthly	21,031
Lundin Gold, Inc.	Bank of America N.A.	502,938	02/15/28	0.20%	CABROVER	Monthly	(78,394)
Lundin Gold, Inc.	BNP Paribas SA	16,926,966	08/17/26	0.20%	CABROVER	Monthly	(2,482,007)
Lundin Gold, Inc.	Morgan Stanley & Co. International PLC	11,136,446	01/06/27	0.20%	CABROVER	Monthly	(1,617,476)
Lundin Mining Corp.	Morgan Stanley & Co. International PLC	3,273,334	01/04/27	0.20%	CABROVER	Monthly	168,326
Lundin Mining Corp.	Morgan Stanley & Co. International PLC	4,461,057	01/06/27	0.20%	CABROVER	Monthly	229,402
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	6,625,456	01/04/27	0.26%	1D ESTR	Monthly	(569,627)
LY Corp.	Barclays Bank PLC	7,179,694	09/09/27	0.15%	1D P TONA	Monthly	(68,895)
LY Corp.	Goldman Sachs Bank USA	142,866	08/19/26	0.25%	1D P TONA	Monthly	(5,628)
LY Corp.	Goldman Sachs Bank USA	445,658	08/19/26	0.25%	1D P TONA	Monthly	(17,556)
LY Corp.	SG Americas Securities LLC	9,327,059	12/08/27	0.22%	1D P TONA	Monthly	(441,378)
LY Corp.	SG Americas Securities LLC	9,782,828	12/08/27	0.25%	1D P TONA	Monthly	(464,435)
Lyft, Inc.	Barclays Bank PLC	1,204,931	02/16/27	0.20%	1D OBFR01	Monthly	(88,053)
Lyft, Inc.	BNP Paribas SA	7,743,977	01/28/28	0.00%	1D OBFR01	Monthly	(611,999)
Lyft, Inc.	UBS AG	7,162,737	01/14/31	0.20%	1D OBFR01	Monthly	(281,514)
Lyft, Inc., Class A	Morgan Stanley & Co. International PLC	3,377,902	02/05/27	0.20%	1D FEDL01	Monthly	(246,847)
Lynas Rare Earths Ltd.	Bank of America N.A.	3,085,537	02/15/28	0.25%	1D AONIA	Monthly	(272,609)
LyondellBasell Industries NV, Class A	JPMorgan Chase Bank N.A.	1,950,048	02/09/26	0.20%	1D OBFR01	Monthly	55,669
LyondellBasell Industries NV, Class A	UBS AG	4,125,605	04/18/28	0.20%	1D OBFR01	Monthly	(152,440)
M&G PLC	Barclays Bank PLC	1,678,223	08/17/26	0.25%	1D SONIA	Monthly	26,450
M&G PLC	BNP Paribas SA	2,412,083	03/22/27	0.25%	1D SONIA	Monthly	72,001
M/I Homes, Inc.	Barclays Bank PLC	11,942,063	12/23/26	0.20%	1D OBFR01	Monthly	(180,341)
Mabuchi Motor Co. Ltd.	SG Americas Securities LLC	114,017	12/08/27	0.25%	1D P TONA	Monthly	(351)
Macquarie Group Ltd.	Bank of America N.A.	32,805,049	02/15/28	0.25%	1D AONIA	Monthly	690,658
Macquarie Group Ltd.	Citibank N.A.	11,119,197	02/25/26	0.30%	1D AONIA	Monthly	(25,629)
Macquarie Group Ltd.	UBS AG	7,382,194	04/18/28	0.25%	1D AONIA	Monthly	(81,191)
Macquarie Group Ltd.	UBS AG	50,352,036	09/03/29	0.25%	1D AONIA	Monthly	997,580
Macquarie Group Ltd.	UBS AG	17,511,476	01/20/31	0.25%	1D AONIA	Monthly	(9,497)
Macy’s, Inc.	UBS AG	884,060	04/21/28	0.20%	1D OBFR01	Monthly	(3,500)
Magna International, Inc.	Morgan Stanley & Co. International PLC	12,335,162	01/04/27	0.20%	CABROVER	Monthly	(429,303)
Magna International, Inc.	Morgan Stanley & Co. International PLC	1,567,828	01/06/27	0.20%	CABROVER	Monthly	(85,398)
Magna International, Inc.	SG Americas Securities LLC	9,756,715	12/08/27	0.20%	CABROVER	Monthly	(996,687)
Magnite, Inc.	Barclays Bank PLC	1,793,329	12/23/26	0.20%	1D OBFR01	Monthly	(72,542)
Magnolia Oil & Gas Corp., Class A	BNP Paribas SA	1,526,845	04/16/26	0.20%	1D OBFR01	Monthly	110,361
Maire SpA	Bank of America N.A.	1,677,736	02/15/28	0.26%	1D ESTR	Monthly	200,035
Maire SpA	BNP Paribas SA	3,948,629	03/17/27	0.26%	1D ESTR	Monthly	470,792
Maire SpA	Goldman Sachs Bank USA	2,000,853	08/19/26	0.26%	1D ESTR	Monthly	238,560
Maire SpA	UBS AG	2,491,961	04/24/28	0.26%	1D ESTR	Monthly	297,114

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Makita Corp.	SG Americas Securities LLC	$ 233,864	12/08/27	0.25%	1D P TONA	Monthly	$ 30,202
Malibu Boats, Inc., Class A	Morgan Stanley & Co. International PLC	1,073,213	02/08/27	0.20%	1D FEDL01	Monthly	(48,553)
Man Group PLC	Bank of America N.A.	48	02/15/28	0.25%	1D SONIA	Monthly	(1)
Man Group PLC	Bank of America N.A.	88	02/15/28	0.25%	1D SONIA	Monthly	(2)
Man Wah Holdings Ltd.	Bank of America N.A.	233,879	02/15/28	0.15%	HONIA	Monthly	13,228
Mandatum OYJ	UBS AG	1,823,165	04/24/28	0.26%	1D ESTR	Monthly	(2,105)
Manhattan Associates, Inc.	BNP Paribas SA	2,878,269	04/16/26	0.20%	1D OBFR01	Monthly	(402,309)
ManpowerGroup, Inc.	Barclays Bank PLC	14,257,228	12/23/26	0.20%	1D OBFR01	Monthly	2,264,784
Manulife Financial Corp.	Morgan Stanley & Co. International PLC	7,453,759	01/06/27	0.20%	CABROVER	Monthly	184,062
Maplebear, Inc.	Barclays Bank PLC	133,321	02/16/27	0.20%	1D OBFR01	Monthly	(4,339)
MARA Holdings, Inc.	Morgan Stanley & Co. International PLC	5,673,937	02/05/27	0.20%	1D FEDL01	Monthly	(435,608)
Marathon Petroleum Corp.	Barclays Bank PLC	8,361,194	12/23/26	0.20%	1D OBFR01	Monthly	50,293
Marcus Corp.	Barclays Bank PLC	2,953,304	12/23/26	0.20%	1D OBFR01	Monthly	(132,712)
Marsh & McLennan Cos, Inc.	BNP Paribas SA	11,729,053	01/24/28	0.20%	1D OBFR01	Monthly	489,183
Marsh & McLennan Cos, Inc.	BNP Paribas SA	339,058	01/28/28	0.20%	1D OBFR01	Monthly	16,056
Marsh & McLennan Cos, Inc.	Morgan Stanley & Co. International PLC	2,655,907	02/05/27	0.20%	1D FEDL01	Monthly	93,360
Martinrea International, Inc.	Morgan Stanley & Co. International PLC	3,448,479	01/04/27	0.20%	CABROVER	Monthly	(210,110)
Marui Group Co., Ltd.	Morgan Stanley & Co. International PLC	27,743,683	01/06/27	0.25%	1D P TONA	Monthly	(275,363)
Maruichi Steel Tube Ltd.	Bank of America N.A.	766,201	03/15/28	0.15%	1D P TONA	Monthly	(3,218)
Maruichi Steel Tube Ltd.	Barclays Bank PLC	1,026,622	01/20/27	0.15%	1D P TONA	Monthly	(8,981)
Maruichi Steel Tube Ltd.	BNP Paribas SA	392,966	01/14/28	0.25%	1D TONA	Monthly	(9,493)
Maruichi Steel Tube Ltd.	UBS AG	615,936	01/06/31	0.25%	1D P TONA	Monthly	(5,550)
Marvell Technology, Inc.	Bank of America N.A.	3,913,702	02/15/28	0.20%	1D OBFR01	Monthly	(177,392)
Marvell Technology, Inc.	Barclays Bank PLC	5,430,602	02/16/27	0.20%	1D OBFR01	Monthly	(178,318)
Marvell Technology, Inc.	Barclays Bank PLC	139,915	02/23/27	0.20%	1D OBFR01	Monthly	(6,776)
Marvell Technology, Inc.	BNP Paribas SA	440,161	01/28/28	0.20%	1D OBFR01	Monthly	(7,995)
Marvell Technology, Inc.	SG Americas Securities LLC	1,622,386	12/08/27	0.20%	1D OBFR01	Monthly	(57,245)
Marvell Technology, Inc.	UBS AG	5,503,811	01/14/31	0.20%	1D OBFR01	Monthly	(295,564)
Masimo Corp.	SG Americas Securities LLC	1,781,728	12/08/27	0.20%	1D OBFR01	Monthly	(14,154)
MasTec, Inc.	Bank of America N.A.	3,575,951	02/15/28	0.20%	1D OBFR01	Monthly	(47,869)
MasTec, Inc.	SG Americas Securities LLC	11,756,654	12/08/27	0.20%	1D OBFR01	Monthly	1,151,350
MasTec, Inc.	UBS AG	27,501,472	04/18/28	0.20%	1D OBFR01	Monthly	535,130
MasTec, Inc.	UBS AG	2,350,691	01/14/31	0.20%	1D OBFR01	Monthly	(13,466)
MasTec, Inc.	UBS AG	4,677,890	01/22/31	0.20%	1D OBFR01	Monthly	(78,229)
Mastercard, Inc., Class A	Barclays Bank PLC	5,781,455	12/23/26	0.20%	1D OBFR01	Monthly	133,382
Mastercard, Inc., Class A	Barclays Bank PLC	287,212	02/16/27	0.20%	1D OBFR01	Monthly	3,196
Mastercard, Inc., Class A	UBS AG	1,441,661	01/14/31	0.20%	1D OBFR01	Monthly	32,469
Match Group, Inc.	SG Americas Securities LLC	276,815	12/08/27	0.20%	1D OBFR01	Monthly	(8,084)
Materion Corp.	Morgan Stanley & Co. International PLC	20,607,192	02/08/27	0.20%	1D FEDL01	Monthly	(1,442,414)
Mativ Holdings, Inc.	UBS AG	3,947,762	04/21/28	0.20%	1D OBFR01	Monthly	(319,194)
Matson, Inc.	SG Americas Securities LLC	5,044,736	12/08/27	0.20%	1D OBFR01	Monthly	1,124,088
Maxell Ltd.	BNP Paribas SA	860,455	03/24/27	0.25%	1D TONA	Monthly	(72,102)
Maxell Ltd.	Goldman Sachs Bank USA	32,974	08/19/26	0.25%	1D P TONA	Monthly	(2,763)
Maximus, Inc.	Barclays Bank PLC	5,700,940	12/23/26	0.20%	1D OBFR01	Monthly	(258,741)
MaxLinear, Inc.	Barclays Bank PLC	6,294,992	12/23/26	0.20%	1D OBFR01	Monthly	(659,383)
MaxLinear, Inc.	BNP Paribas SA	611,758	04/16/26	0.20%	1D OBFR01	Monthly	(58,657)
McDonald’s Corp.	Barclays Bank PLC	1,158,936	02/16/27	0.20%	1D OBFR01	Monthly	33,969
McDonald’s Corp.	BNP Paribas SA	2,024,339	01/28/28	0.20%	1D OBFR01	Monthly	59,071
McDonald’s Corp.	UBS AG	5,558,407	04/18/28	0.20%	1D OBFR01	Monthly	37,253
McDonald’s Corp.	UBS AG	1,604,991	01/14/31	0.20%	1D OBFR01	Monthly	7,179
McDonald’s Corp.	UBS AG	4,794,266	01/22/31	0.20%	1D OBFR01	Monthly	140,524
McDonald’s Holdings Co Japan Ltd.	Barclays Bank PLC	9,503,955	05/12/27	0.00%	1D P TONA	Monthly	1,321
McGrath RentCorp	Bank of America N.A.	1,779,883	02/15/28	0.20%	1D OBFR01	Monthly	(59,522)
McGrath RentCorp	Barclays Bank PLC	1,009,808	02/16/27	0.20%	1D OBFR01	Monthly	(38,775)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
McGrath RentCorp	BNP Paribas SA	$ 2,038,381	01/28/28	0.20%	1D OBFR01	Monthly	$ (37,343)
McGrath RentCorp	UBS AG	856,655	01/14/31	0.20%	1D OBFR01	Monthly	2,018
MCJ Co., Ltd.	SG Americas Securities LLC	1,717,467	12/08/27	0.25%	1D P TONA	Monthly	(7,521)
McKesson Corp.	BNP Paribas SA	16,472,353	04/16/26	0.20%	1D OBFR01	Monthly	(252,121)
MEC Co. Ltd.	Morgan Stanley & Co. International PLC	1,316,057	01/06/27	0.25%	1D P TONA	Monthly	(5,625)
Mediobanca Banca di Credito Finanziario SpA	Barclays Bank PLC	15,959,664	08/17/26	0.26%	1D ESTR	Monthly	150,943
Mediobanca Banca di Credito Finanziario SpA	Barclays Bank PLC	26,327,328	12/10/26	0.26%	1D ESTR	Monthly	248,998
Medipal Holdings Corp.	Morgan Stanley & Co. International PLC	1,353,585	01/06/27	0.25%	1D P TONA	Monthly	(21,445)
Medpace Holdings, Inc.	SG Americas Securities LLC	8,807,694	12/08/27	0.20%	1D OBFR01	Monthly	(257,470)
Meidensha Corp.	SG Americas Securities LLC	241,898	12/08/27	0.25%	1D P TONA	Monthly	1,082
MEIJI Holdings Co. Ltd.	BNP Paribas SA	505,505	03/24/27	0.25%	1D TONA	Monthly	9,524
MEITEC Group Holdings, Inc.	BNP Paribas SA	1,111,421	03/24/27	0.25%	1D TONA	Monthly	(71,268)
MEITEC Group Holdings, Inc.	Morgan Stanley & Co. International PLC	3,829,594	01/06/27	0.25%	1D P TONA	Monthly	(183,467)
MercadoLibre, Inc.	Barclays Bank PLC	2,328,204	12/23/26	0.20%	1D OBFR01	Monthly	(6,443)
MercadoLibre, Inc.	Citibank N.A.	16,551,569	02/24/28	0.20%	1D OBFR01	Monthly	(45,803)
MercadoLibre, Inc.	JPMorgan Chase Bank N.A.	13,545,277	02/09/26	0.20%	1D OBFR01	Monthly	(198,910)
Mercedes-Benz Group AG	Bank of America N.A.	785,132	02/15/28	0.26%	1D ESTR	Monthly	(7,306)
Mercedes-Benz Group AG	BNP Paribas SA	902,007	01/13/28	0.00%	1D ESTR	Monthly	(3,896)
Mercedes-Benz Group AG, Class N	BNP Paribas SA	8,054,865	08/17/26	0.26%	1D ESTR	Monthly	(57,226)
Mercedes-Benz Group AG, Class N	Morgan Stanley & Co. International PLC	10,773,186	01/06/27	0.26%	1D ESTR	Monthly	(211,135)
Meritage Homes Corp.	Barclays Bank PLC	6,215,010	12/23/26	0.20%	1D OBFR01	Monthly	(420,170)
Meta Platforms, Inc., Class A	UBS AG	428,469	01/22/31	0.20%	1D OBFR01	Monthly	(2)
METAWATER Co. Ltd.	Bank of America N.A.	7,137,503	02/15/28	0.25%	1D P TONA	Monthly	(377,724)
METAWATER Co. Ltd.	Morgan Stanley & Co. International PLC	110,886	01/06/27	0.25%	1D P TONA	Monthly	492
Metcash Ltd.	Barclays Bank PLC	440,920	05/12/27	0.00%	1D AONIA	Monthly	(5,170)
MetLife, Inc.	BNP Paribas SA	8,361,786	04/16/26	0.20%	1D OBFR01	Monthly	105,193
MetLife, Inc.	BNP Paribas SA	16,203	01/28/28	0.20%	1D OBFR01	Monthly	204
Metro, Inc.	Bank of America N.A.	10,020,992	02/15/28	0.20%	CABROVER	Monthly	(803,556)
Metro, Inc.	Bank of America N.A.	541,304	02/15/28	0.20%	CABROVER	Monthly	(49,674)
Metro, Inc.	Morgan Stanley & Co. International PLC	10,741,421	01/04/27	0.20%	CABROVER	Monthly	(985,422)
Metropole Television SA	Bank of America N.A.	107,910	02/15/28	0.26%	1D ESTR	Monthly	2,259
Metropole Television SA	Barclays Bank PLC	338,655	02/19/27	0.26%	1D ESTR	Monthly	4,099
Metropole Television SA	UBS AG	655,517	01/03/31	0.26%	1D ESTR	Monthly	(2,153)
Metso OYJ	BNP Paribas SA	621,732	03/24/27	0.26%	1D ESTR	Monthly	(175)
Metso OYJ	UBS AG	601,646	01/20/31	0.26%	1D ESTR	Monthly	(5,916)
Mettler-Toledo International, Inc.	Bank of America N.A.	743,523	02/15/28	0.20%	1D OBFR01	Monthly	(3,347)
Mettler-Toledo International, Inc.	Barclays Bank PLC	23,556,242	12/23/26	0.20%	1D OBFR01	Monthly	(1,062,571)
MFE-MediaForEurope NV, Class A	Barclays Bank PLC	1,883,606	12/10/26	0.26%	1D ESTR	Monthly	(12,477)
MGIC Investment Corp.	Bank of America N.A.	76,111	02/15/28	0.20%	1D OBFR01	Monthly	2,092
MGIC Investment Corp.	Barclays Bank PLC	10,421,860	12/23/26	0.20%	1D OBFR01	Monthly	15,509
MGIC Investment Corp.	Barclays Bank PLC	2,401,397	02/16/27	0.20%	1D OBFR01	Monthly	14,242
MGIC Investment Corp.	BNP Paribas SA	415,071	01/28/28	0.20%	1D OBFR01	Monthly	8,569
MGIC Investment Corp.	SG Americas Securities LLC	228,016	12/08/27	0.20%	1D OBFR01	Monthly	(16,937)
MGIC Investment Corp.	UBS AG	466,412	01/14/31	0.20%	1D OBFR01	Monthly	677
MGM China Holdings Ltd.	Bank of America N.A.	182,048	02/15/28	0.15%	HONIA	Monthly	633
MGM Resorts International	Morgan Stanley & Co. International PLC	18,528,645	02/05/27	0.20%	1D FEDL01	Monthly	(459,943)
Microchip Technology, Inc.	Bank of America N.A.	404,363	02/15/28	0.20%	1D OBFR01	Monthly	(13)
Microchip Technology, Inc.	Morgan Stanley & Co. International PLC	8,464,791	02/05/27	0.20%	1D FEDL01	Monthly	50,472
Micron Technology, Inc.	Barclays Bank PLC	11,960,399	12/23/26	0.20%	1D OBFR01	Monthly	520,436
Microsoft Corp.	Barclays Bank PLC	12,842,151	12/23/26	0.20%	1D OBFR01	Monthly	(593,516)
Microsoft Corp.	Barclays Bank PLC	531,042	02/16/27	0.20%	1D OBFR01	Monthly	(55,572)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Microsoft Corp.	BNP Paribas SA	$ 13,331,648	01/24/28	0.20%	1D OBFR01	Monthly	$ (647,559)
Microsoft Corp.	Citibank N.A.	28,045,569	02/24/28	0.20%	1D OBFR01	Monthly	(1,296,161)
Microsoft Corp.	UBS AG	7,763	01/14/31	0.20%	1D OBFR01	Monthly	(448)
Milbon Co. Ltd.	Barclays Bank PLC	1,608,121	05/12/27	0.00%	1D P TONA	Monthly	(17,704)
MillerKnoll, Inc.	SG Americas Securities LLC	12,499,513	12/08/27	0.20%	1D OBFR01	Monthly	518,652
Millicom International Cellular SA	Bank of America N.A.	781,540	02/15/28	0.20%	1D OBFR01	Monthly	6,052
Millicom International Cellular SA	Barclays Bank PLC	3,460,156	02/16/27	0.20%	1D OBFR01	Monthly	26,854
Millicom International Cellular SA	BNP Paribas SA	1,705,882	01/28/28	0.20%	1D OBFR01	Monthly	(17,487)
Millicom International Cellular SA	SG Americas Securities LLC	2,299,372	12/08/27	0.20%	1D OBFR01	Monthly	319,486
Millicom International Cellular SA	UBS AG	4,601,567	01/14/31	0.20%	1D OBFR01	Monthly	10,959
Millrose Properties, Inc., Class A	Barclays Bank PLC	684,703	12/23/26	0.20%	1D OBFR01	Monthly	(18,554)
Mineral Resources Ltd.	Morgan Stanley & Co. International PLC	740,758	01/07/27	0.29%	1D AONIA	Monthly	(65,093)
Mineral Resources Ltd.	SG Americas Securities LLC	175,384	12/08/27	0.30%	1D AONIA	Monthly	(10,765)
Minimax Group, Inc.	BNP Paribas SA	7,912,377	07/19/27	0.30%	HONIA	Monthly	2,541,685
MIRAIT ONE Corp.	Barclays Bank PLC	14,169,487	05/12/27	0.21%	1D P TONA	Monthly	(182,301)
Mirvac Group	Bank of America N.A.	229,825	02/15/28	0.25%	1D AONIA	Monthly	(4,181)
Mirvac Group	Barclays Bank PLC	10,533,006	05/12/27	0.00%	1D AONIA	Monthly	(82,011)
Mirvac Group	Barclays Bank PLC	4,714,760	09/09/27	0.00%	1D AONIA	Monthly	(33,248)
Mirvac Group	BNP Paribas SA	83,402	01/14/28	0.00%	1D AONIA	Monthly	(1,071)
Mitie Group PLC	Bank of America N.A.	3,238,974	02/15/28	0.25%	1D SONIA	Monthly	(41,966)
Mitie Group PLC	BNP Paribas SA	5,444,928	03/17/27	0.25%	1D SONIA	Monthly	(70,547)
Mitie Group PLC	Goldman Sachs Bank USA	1,758,849	08/19/26	0.25%	1D SONIA	Monthly	(22,788)
Mitsubishi Corp.	Citibank N.A.	1,948,106	02/26/26	0.25%	1D P TONA	Monthly	39,056
Mitsubishi Corp.	UBS AG	9,446,647	04/18/28	0.23%	1D P TONA	Monthly	106,604
Mitsubishi Electric Corp.	SG Americas Securities LLC	15,831,678	12/08/27	0.25%	1D P TONA	Monthly	268,196
Mitsubishi Electric Corp.	UBS AG	2,242,679	04/18/28	0.25%	1D P TONA	Monthly	(13,706)
Mitsubishi Electric Corp.	UBS AG	1,078,066	01/20/31	0.15%	1D P TONA	Monthly	(2,657)
Mitsubishi HC Capital, Inc.	Barclays Bank PLC	3,563,335	09/09/27	0.23%	1D P TONA	Monthly	9,473
Mitsubishi Heavy Industries Ltd.	Bank of America N.A.	1,461,860	03/15/28	0.25%	1D P TONA	Monthly	1,503
Mitsubishi Heavy Industries Ltd.	Morgan Stanley & Co. International PLC	25,360,644	01/06/27	0.25%	1D P TONA	Monthly	(757,295)
Mitsubishi Heavy Industries Ltd.	Morgan Stanley & Co. International PLC	16,874,722	01/07/27	0.25%	1D P TONA	Monthly	(503,897)
Mitsubishi Logistics Corp.	Barclays Bank PLC	95,742	01/20/27	0.00%	1D P TONA	Monthly	(1,780)
Mitsubishi Logistics Corp.	BNP Paribas SA	231,384	01/14/28	0.00%	1D TONA	Monthly	(4,168)
Mitsubishi Logistics Corp.	SG Americas Securities LLC	4,900,751	12/08/27	0.25%	1D P TONA	Monthly	298,737
Mitsubishi UFJ Financial Group, Inc.	BNP Paribas SA	2,513,918	03/24/27	0.25%	1D TONA	Monthly	(2,012)
Mitsubishi UFJ Financial Group, Inc.	BNP Paribas SA	7,681,958	01/21/28	0.25%	1D TONA	Monthly	(39,388)
Mitsui & Co. Ltd.	Morgan Stanley & Co. International PLC	4,746,267	01/06/27	0.25%	1D P TONA	Monthly	(71,901)
Mitsui & Co. Ltd.	Morgan Stanley & Co. International PLC	20,009,944	01/07/27	0.25%	1D P TONA	Monthly	(303,129)
Mitsui Chemicals, Inc.	Barclays Bank PLC	1,412,654	01/26/27	0.00%	1D P TONA	Monthly	20,691
Mitsui Chemicals, Inc.	Barclays Bank PLC	7,453,293	05/12/27	0.00%	1D P TONA	Monthly	109,397
Mitsui Chemicals, Inc.	Barclays Bank PLC	14,271,558	09/09/27	0.00%	1D P TONA	Monthly	209,473
Mitsui Chemicals, Inc.	JPMorgan Chase Bank N.A.	778,387	02/10/26	0.25%	1D P TONA	Monthly	89,510
Mitsui Fudosan Co. Ltd.	Bank of America N.A.	95,319	03/15/28	0.25%	1D P TONA	Monthly	(4,730)
Mitsui Fudosan Co. Ltd.	Barclays Bank PLC	28,682,802	09/09/27	0.24%	1D P TONA	Monthly	(702,415)
Mitsui Fudosan Co. Ltd.	BNP Paribas SA	315,733	01/14/28	0.25%	1D TONA	Monthly	(9,566)
Mitsui Fudosan Co. Ltd.	SG Americas Securities LLC	18,132,469	12/08/27	0.25%	1D P TONA	Monthly	(539,949)
Mitsui OSK Lines Ltd.	BNP Paribas SA	1,314,658	03/24/27	0.25%	1D TONA	Monthly	45,712
Mitsui-Soko Holdings Co. Ltd.	UBS AG	233,749	01/06/31	0.25%	1D P TONA	Monthly	(9,194)
Miyazaki Bank Ltd.	UBS AG	263,952	01/06/31	0.25%	1D P TONA	Monthly	8,236
MKS, Inc.	BNP Paribas SA	2,549,368	04/16/26	0.20%	1D OBFR01	Monthly	310,863
MNTN, Inc., Class A	UBS AG	88,322	04/21/28	0.20%	1D OBFR01	Monthly	(15,642)
Mobileye Global, Inc., Class A	SG Americas Securities LLC	3,216,697	12/08/27	0.20%	1D OBFR01	Monthly	(646,774)
Mobileye Global, Inc., Class A	UBS AG	234,977	01/22/31	0.20%	1D OBFR01	Monthly	(15,371)
Mobvista, Inc.	Barclays Bank PLC	1,921,061	09/09/27	0.00%	HONIA	Monthly	(164,424)
Mobvista, Inc.	SG Americas Securities LLC	302,829	12/08/27	0.30%	1D HIBOR	Monthly	(37,713)
Moderna, Inc.	SG Americas Securities LLC	6,133,604	12/08/27	0.20%	1D OBFR01	Monthly	1,849,501
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Moderna, Inc.	UBS AG	$ 493,373	01/14/31	0.20%	1D OBFR01	Monthly	$ (13,407)
Modine Manufacturing Co.	Bank of America N.A.	4,192,871	02/15/28	0.20%	1D OBFR01	Monthly	650,391
Molina Healthcare, Inc.	BNP Paribas SA	2,104,791	04/16/26	0.20%	1D OBFR01	Monthly	(153,726)
Molson Coors Beverage Co., Class B	Barclays Bank PLC	19,954	02/16/27	0.20%	1D OBFR01	Monthly	(690)
Molson Coors Beverage Co., Class B	BNP Paribas SA	324,248	04/16/26	0.20%	1D OBFR01	Monthly	(16,648)
Monadelphous Group Ltd.	BNP Paribas SA	4,255,108	03/22/27	0.25%	1D AONIA	Monthly	185,179
Monarch Casino & Resort, Inc.	Bank of America N.A.	332,823	02/15/28	0.20%	1D OBFR01	Monthly	3,641
Mondelez International, Inc., Class A	Bank of America N.A.	6,469,483	02/15/28	0.20%	1D OBFR01	Monthly	129,266
Mondelez International, Inc., Class A	Barclays Bank PLC	1,011,851	02/16/27	0.20%	1D OBFR01	Monthly	12,952
Mondelez International, Inc., Class A	BNP Paribas SA	3,124,219	01/28/28	0.20%	1D OBFR01	Monthly	63,565
Mondelez International, Inc., Class A	UBS AG	2,566,308	01/14/31	0.20%	1D OBFR01	Monthly	11,167
Mondi PLC	Bank of America N.A.	400,820	02/15/28	0.25%	1D SONIA	Monthly	(1,911)
Mondi PLC	Barclays Bank PLC	134,149	02/19/27	0.25%	1D SONIA	Monthly	(3,602)
Mondi PLC	BNP Paribas SA	160,823	01/13/28	0.25%	1D SONIA	Monthly	(9,791)
Monster Beverage Corp.	BNP Paribas SA	24,992,827	04/16/26	0.20%	1D OBFR01	Monthly	914,254
MONY Group PLC	Bank of America N.A.	3	02/15/28	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Bank of America N.A.	3	02/15/28	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Goldman Sachs Bank USA	3	08/19/26	0.25%	1D SONIA	Monthly	—
MONY Group PLC	Goldman Sachs Bank USA	5	08/19/26	0.25%	1D SONIA	Monthly	—
Moody’s Corp.	Bank of America N.A.	16,188	02/15/28	0.20%	1D OBFR01	Monthly	(722)
Moody’s Corp.	Barclays Bank PLC	307,539	02/16/27	0.20%	1D OBFR01	Monthly	(8,514)
Moody’s Corp.	BNP Paribas SA	3,423,286	04/16/26	0.20%	1D OBFR01	Monthly	(152,573)
Moog, Inc., Class A	Bank of America N.A.	19,341	02/15/28	0.20%	1D OBFR01	Monthly	812
Moog, Inc., Class A	BNP Paribas SA	545,609	01/28/28	0.20%	1D OBFR01	Monthly	15,319
Moog, Inc., Class A	UBS AG	76,776	01/14/31	0.20%	1D OBFR01	Monthly	3,225
Morgan Sindall Group PLC	Bank of America N.A.	1,942,580	02/15/28	0.25%	1D SONIA	Monthly	(11,749)
Morgan Sindall Group PLC	BNP Paribas SA	3,152,502	03/17/27	0.25%	1D SONIA	Monthly	(19,068)
Morgan Sindall Group PLC	Goldman Sachs Bank USA	1,296,185	08/19/26	0.25%	1D SONIA	Monthly	(7,840)
Morgan Sindall Group PLC	SG Americas Securities LLC	2,956,139	12/08/27	0.25%	1D SONIA	Monthly	42,578
Morgan Sindall Group PLC	UBS AG	2,978,211	04/24/28	0.25%	1D SONIA	Monthly	(18,013)
Morgan Stanley	Barclays Bank PLC	5,362,450	12/23/26	0.20%	1D OBFR01	Monthly	(7,324)
Morgan Stanley	Barclays Bank PLC	373,067	02/23/27	0.20%	1D OBFR01	Monthly	(521)
Morgan Stanley	SG Americas Securities LLC	26,486,067	12/08/27	0.20%	1D OBFR01	Monthly	(269,622)
Mosaic Co.	BNP Paribas SA	3,976,760	04/16/26	0.20%	1D OBFR01	Monthly	(11,535)
Mota-Engil SGPS SA	Morgan Stanley & Co. International PLC	951,048	01/04/27	0.26%	1D ESTR	Monthly	(31,021)
Mota-Engil SGPS SA	UBS AG	793,171	04/24/28	0.26%	1D ESTR	Monthly	(93,327)
Motorola Solutions, Inc.	Barclays Bank PLC	30,929,619	12/23/26	0.20%	1D OBFR01	Monthly	389,201
Motorola Solutions, Inc.	Barclays Bank PLC	7,727,835	02/23/27	0.20%	1D OBFR01	Monthly	97,945
Movado Group, Inc.	Barclays Bank PLC	111,893	12/23/26	0.20%	1D OBFR01	Monthly	1,492
Mowi ASA	SG Americas Securities LLC	4,021,573	12/08/27	0.26%	NOWA	Monthly	94,953
Mowi ASA	SG Americas Securities LLC	235,454	12/08/27	0.26%	NOWA	Monthly	9,912
MP Materials Corp.	Barclays Bank PLC	3,690,860	02/23/27	0.20%	1D OBFR01	Monthly	(518,338)
MP Materials Corp., Class A	Barclays Bank PLC	5,441,226	12/23/26	0.20%	1D OBFR01	Monthly	(764,016)
MPC Container Ships ASA	UBS AG	516,779	01/03/31	0.25%	NOWA	Monthly	19,305
MS&AD Insurance Group Holdings, Inc.	SG Americas Securities LLC	3,802,750	12/08/27	0.25%	1D P TONA	Monthly	118,247
MSCI, Inc., Class A	UBS AG	649,431	01/22/31	0.20%	1D OBFR01	Monthly	(3)
MTU Aero Engines AG, Class N	Barclays Bank PLC	5,471,691	08/17/26	0.26%	1D ESTR	Monthly	(22,982)
MTU Aero Engines AG, Class N	SG Americas Securities LLC	222,463	12/08/27	0.26%	1D ESTR	Monthly	1,603
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class N, Registered Shares	Citibank N.A.	19,154,251	07/06/26	0.26%	1D ESTR	Monthly	18,975
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class N, Registered Shares	SG Americas Securities LLC	12,190,692	12/08/27	0.26%	1D ESTR	Monthly	(469,175)
Mullen Group Ltd.	SG Americas Securities LLC	1,838,061	12/08/27	0.20%	CABROVER	Monthly	(12,488)
Mullen Group Ltd.	UBS AG	154,996	04/21/28	0.25%	1D CORRA	Monthly	(6,200)
Murata Manufacturing Co., Ltd.	Barclays Bank PLC	35,099,172	09/09/27	0.24%	1D P TONA	Monthly	(1,850,744)
Murata Manufacturing Co., Ltd.	Goldman Sachs Bank USA	3,396,485	08/19/26	0.25%	1D P TONA	Monthly	(255,701)
Murata Manufacturing Co., Ltd.	SG Americas Securities LLC	32,479,558	12/08/27	0.25%	1D P TONA	Monthly	(437,873)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Murata Manufacturing Co., Ltd.	UBS AG	$ 3,120,343	01/20/31	0.25%	1D P TONA	Monthly	$ (24,254)
Musashi Seimitsu Industry Co., Ltd.	Morgan Stanley & Co. International PLC	1,063,163	01/06/27	0.25%	1D P TONA	Monthly	(36,697)
Myers Industries, Inc.	Barclays Bank PLC	2,890,154	12/23/26	0.20%	1D OBFR01	Monthly	49,781
MYR Group, Inc.	Citibank N.A.	4,341,965	06/25/26	0.20%	1D OBFR01	Monthly	(521)
MYR Group, Inc.	JPMorgan Chase Bank N.A.	1,441,256	02/10/26	0.20%	1D OBFR01	Monthly	183,504
MYR Group, Inc.	Morgan Stanley & Co. International PLC	1,915,116	02/08/27	0.20%	1D FEDL01	Monthly	(6,060)
Nabors Industries Ltd.	Barclays Bank PLC	3,468,284	12/23/26	0.20%	1D OBFR01	Monthly	94,890
Nabors Industries Ltd.	SG Americas Securities LLC	1,360,142	12/08/27	0.20%	1D OBFR01	Monthly	40,624
Nabtesco Corp.	Barclays Bank PLC	18,520,457	05/12/27	0.21%	1D P TONA	Monthly	60,394
Nagarro SE	UBS AG	68,122	04/24/28	0.26%	1D ESTR	Monthly	877
Nagase & Co., Ltd.	SG Americas Securities LLC	8,126,007	12/08/27	0.25%	1D P TONA	Monthly	(19,527)
Nakanishi, Inc.	Morgan Stanley & Co. International PLC	2,018,545	01/06/27	0.25%	1D P TONA	Monthly	(49,995)
Nanto Bank Ltd.	JPMorgan Chase Bank N.A.	131,352	02/10/26	0.25%	1D P TONA	Monthly	11,072
Nanto Bank Ltd.	SG Americas Securities LLC	1,249,832	12/08/27	0.25%	1D P TONA	Monthly	105,354
Napco Security Technologies, Inc.	Barclays Bank PLC	397,573	12/23/26	0.20%	1D OBFR01	Monthly	(27,861)
Natera, Inc.	SG Americas Securities LLC	4,832,404	12/08/27	0.20%	1D OBFR01	Monthly	(169,848)
Natera, Inc.	UBS AG	4,034,347	04/18/28	0.20%	1D OBFR01	Monthly	(154,431)
National Beverage Corp.	Bank of America N.A.	2,257,595	02/15/28	0.20%	1D OBFR01	Monthly	49,417
National Beverage Corp.	BNP Paribas SA	2,971,357	04/16/26	0.20%	1D OBFR01	Monthly	55,254
National Grid PLC	BNP Paribas SA	4,227,388	01/19/28	0.25%	1D SONIA	Monthly	28,494
National Health Investors, Inc.	Bank of America N.A.	1,309,961	02/15/28	0.20%	1D OBFR01	Monthly	40,174
National Health Investors, Inc.	Barclays Bank PLC	1,452,947	02/16/27	0.20%	1D OBFR01	Monthly	27,266
National Health Investors, Inc.	BNP Paribas SA	2,480,938	01/28/28	0.20%	1D OBFR01	Monthly	10,419
National Health Investors, Inc.	UBS AG	3,011,667	01/14/31	0.20%	1D OBFR01	Monthly	61,509
National Storage Affiliates Trust	Bank of America N.A.	10,010,047	02/15/28	0.20%	1D OBFR01	Monthly	(516,320)
National Storage Affiliates Trust	BNP Paribas SA	399,059	04/16/26	0.20%	1D OBFR01	Monthly	(20,584)
Natural Grocers by Vitamin Cottage, Inc., Class C	Barclays Bank PLC	212,602	12/23/26	0.20%	1D OBFR01	Monthly	10,794
Naturgy Energy Group SA	SG Americas Securities LLC	12,713,115	12/08/27	0.26%	1D ESTR	Monthly	407,500
Naturgy Energy Group SA	SG Americas Securities LLC	1,331,161	12/08/27	0.26%	1D ESTR	Monthly	35,161
NatWest Group PLC	BNP Paribas SA	42,777,548	08/17/26	0.25%	1D SONIA	Monthly	1,628,473
NatWest Group PLC	BNP Paribas SA	16,269,886	03/22/27	0.25%	1D SONIA	Monthly	581,339
NatWest Group PLC	BNP Paribas SA	309,937	01/13/28	0.25%	1D SONIA	Monthly	7,832
NatWest Group PLC	UBS AG	89,632	01/03/31	0.25%	1D SONIA	Monthly	3,803
Navigator Global Investments Ltd.	Bank of America N.A.	185,950	02/15/28	0.25%	1D AONIA	Monthly	(3,381)
NCC AB, Class B	UBS AG	529,346	04/24/28	0.25%	TN STIBOR	Monthly	(2,001)
Nebius Group NV, Class A	BNP Paribas SA	2,256,330	04/16/26	0.20%	1D OBFR01	Monthly	(305,224)
NEC Corp.	Goldman Sachs Bank USA	3,306,157	08/19/26	0.25%	1D P TONA	Monthly	(377,228)
NEC Corp.	SG Americas Securities LLC	17,025,611	12/08/27	0.25%	1D P TONA	Monthly	(1,377,537)
NEC Corp.	SG Americas Securities LLC	18,951,511	12/08/27	0.25%	1D P TONA	Monthly	(1,249,118)
NEC Corp.	UBS AG	15,504,557	09/03/29	0.25%	1D P TONA	Monthly	(1,680,283)
NEC Corp.	UBS AG	7,159,990	01/20/31	0.25%	1D P TONA	Monthly	(569,899)
Neinor Homes SA	Bank of America N.A.	583,874	02/15/28	0.26%	1D ESTR	Monthly	9,293
Neinor Homes SA	Barclays Bank PLC	309,277	02/19/27	0.26%	1D ESTR	Monthly	12,183
Nektar Therapeutics	Barclays Bank PLC	515,256	02/16/27	0.20%	1D OBFR01	Monthly	11,284
Nektar Therapeutics	BNP Paribas SA	105,762	01/28/28	0.20%	1D OBFR01	Monthly	5,892
Nektar Therapeutics	JPMorgan Chase Bank N.A.	184,905	02/10/26	0.20%	1D OBFR01	Monthly	(18,339)
Nektar Therapeutics	UBS AG	4,250,231	04/21/28	0.20%	1D OBFR01	Monthly	164,489
Nemetschek SE	BNP Paribas SA	206,591	03/24/27	0.26%	1D ESTR	Monthly	(5,193)
Nemetschek SE	UBS AG	21,826,890	09/03/29	0.26%	1D ESTR	Monthly	(2,681,511)
Neo Performance Materials, Inc.	Morgan Stanley & Co. International PLC	131,214	01/04/27	0.20%	CABROVER	Monthly	(2,815)
Neptune Insurance Holdings, Inc., Class A	Bank of America N.A.	13,057	02/15/28	0.20%	1D OBFR01	Monthly	(26)
Neptune Insurance Holdings, Inc., Class A	BNP Paribas SA	13,352	01/28/28	0.20%	1D OBFR01	Monthly	87
Neptune Insurance Holdings, Inc., Class A	UBS AG	1,055	01/14/31	0.20%	1D OBFR01	Monthly	16
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Neste OYJ	Barclays Bank PLC	$ 8,428,536	12/10/26	0.26%	1D ESTR	Monthly	$ 291,562
Nestle SA, Class N, Registered Shares	UBS AG	287,367	01/07/31	0.26%	SSARON	Monthly	(706)
Netflix, Inc.	Bank of America N.A.	135,610	02/15/28	0.20%	1D OBFR01	Monthly	(6,951)
Netflix, Inc.	Barclays Bank PLC	14,118	02/16/27	0.20%	1D OBFR01	Monthly	(8)
Netflix, Inc.	SG Americas Securities LLC	17,875,206	12/08/27	0.20%	1D OBFR01	Monthly	(824,043)
Netflix, Inc.	UBS AG	293,471	01/14/31	0.20%	1D OBFR01	Monthly	(6,433)
NETGEAR, Inc.	Bank of America N.A.	1,091,044	02/15/28	0.20%	1D OBFR01	Monthly	(85,148)
NetScout Systems, Inc.	Bank of America N.A.	26,413	02/15/28	0.20%	1D OBFR01	Monthly	(132)
NetScout Systems, Inc.	Barclays Bank PLC	13,219,650	12/23/26	0.20%	1D OBFR01	Monthly	—
NetScout Systems, Inc.	SG Americas Securities LLC	5,156,222	12/08/27	0.20%	1D OBFR01	Monthly	115,636
NETSTREIT Corp.	Morgan Stanley & Co. International PLC	110,583	02/08/27	0.20%	1D FEDL01	Monthly	3,889
Netwealth Group Ltd.	Bank of America N.A.	3,255,451	02/15/28	0.25%	1D AONIA	Monthly	(39,344)
Netwealth Group Ltd.	Goldman Sachs Bank USA	1,627,074	08/19/26	0.30%	1D AONIA	Monthly	(19,664)
Netwealth Group Ltd.	SG Americas Securities LLC	19,959,995	12/08/27	0.30%	1D AONIA	Monthly	(1,330,409)
Neurocrine Biosciences, Inc.	Barclays Bank PLC	7,338,478	12/23/26	0.20%	1D OBFR01	Monthly	(69,609)
New Jersey Resources Corp.	Barclays Bank PLC	27,016	02/16/27	0.20%	1D OBFR01	Monthly	643
New Jersey Resources Corp.	UBS AG	96,194	01/14/31	0.20%	1D OBFR01	Monthly	3,904
New York Times Co., Class A	Bank of America N.A.	442,856	02/15/28	0.20%	1D OBFR01	Monthly	15,111
Newell Brands, Inc.	BNP Paribas SA	142,383	04/16/26	0.20%	1D OBFR01	Monthly	(998)
Newmark Group, Inc., Class A	Bank of America N.A.	1,482,799	02/15/28	0.20%	1D OBFR01	Monthly	12,817
Newmark Group, Inc., Class A	Barclays Bank PLC	1,417,937	02/16/27	0.20%	1D OBFR01	Monthly	34,031
Newmark Group, Inc., Class A	BNP Paribas SA	2,750,178	01/28/28	0.20%	1D OBFR01	Monthly	53,822
Newmark Group, Inc., Class A	UBS AG	551,068	01/14/31	0.20%	1D OBFR01	Monthly	5,478
Newmont Corp.	UBS AG	11,596,084	04/18/28	0.20%	1D OBFR01	Monthly	(188,851)
NewPrinces SpA	Barclays Bank PLC	119,745	12/10/26	0.26%	1D ESTR	Monthly	(4,470)
News Corp., Class A	BNP Paribas SA	122,259	01/28/28	0.00%	1D OBFR01	Monthly	1,511
News Corp., Class A	UBS AG	31,479	01/14/31	0.20%	1D OBFR01	Monthly	389
Nexans SA	Morgan Stanley & Co. International PLC	570,455	01/06/27	0.26%	1D ESTR	Monthly	7,458
NexPoint Residential Trust, Inc.	Barclays Bank PLC	1,193,731	12/23/26	0.20%	1D OBFR01	Monthly	(9,017)
Nexstar Media Group, Inc., Class A	BNP Paribas SA	600,826	01/28/28	0.00%	1D OBFR01	Monthly	(3)
NEXT FUNDS TOPIX Exchange Traded Fund	Bank of America N.A.	355,902	03/15/28	0.25%	1D P TONA	Monthly	2,887
NEXT FUNDS TOPIX Exchange Traded Fund	Barclays Bank PLC	758,660	01/20/27	0.00%	1D P TONA	Monthly	(5,154)
NEXT FUNDS TOPIX Exchange Traded Fund	BNP Paribas SA	1,124,690	01/14/28	0.25%	1D TONA	Monthly	(8,996)
NEXT FUNDS TOPIX Exchange Traded Fund	UBS AG	347,667	01/06/31	0.25%	1D P TONA	Monthly	(5,142)
Next PLC	SG Americas Securities LLC	9,247,762	12/08/27	0.25%	1D SONIA	Monthly	(646,047)
Next Vision Stabilized Systems Ltd.	UBS AG	1,789,587	01/13/31	0.40%	SHIR	Monthly	80,963
NextEra Energy, Inc.	Barclays Bank PLC	903,501	02/23/27	0.20%	1D OBFR01	Monthly	24,283
NGK Insulators Ltd.	Barclays Bank PLC	19,875,542	09/09/27	0.00%	1D P TONA	Monthly	(115,003)
NGK Insulators Ltd.	Morgan Stanley & Co. International PLC	238,417	01/07/27	0.25%	1D P TONA	Monthly	1,163
NH Foods Ltd.	Barclays Bank PLC	6,729,121	09/09/27	0.00%	1D P TONA	Monthly	(18,773)
NH Foods Ltd.	Morgan Stanley & Co. International PLC	9,615,632	01/07/27	0.25%	1D P TONA	Monthly	(26,826)
Nice Ltd.	Morgan Stanley & Co. International PLC	15,054,701	05/23/28	0.75%	SHIR	Monthly	(1,381,939)
Nichirei Corp.	UBS AG	435,280	04/03/28	0.25%	1D P TONA	Monthly	838
Nickel Industries Ltd.	UBS AG	120,268	04/03/28	0.25%	1D AONIA	Monthly	(5,295)
NIDEC Corp.	Barclays Bank PLC	763,057	01/26/27	0.25%	1D P TONA	Monthly	(42,097)
NIDEC Corp.	Barclays Bank PLC	9,902,793	05/12/27	0.25%	1D P TONA	Monthly	(546,049)
NIDEC Corp.	Barclays Bank PLC	23,613,189	09/09/27	0.25%	1D P TONA	Monthly	(1,302,053)
Nihon Kohden Corp.	Barclays Bank PLC	7,426,335	05/12/27	0.23%	1D P TONA	Monthly	(411,993)
Nihon Parkerizing Co., Ltd.	UBS AG	114,995	04/03/28	0.25%	1D P TONA	Monthly	(601)
NIKE, Inc., Class B	UBS AG	525,221	01/22/31	0.20%	1D OBFR01	Monthly	(21)
Nikkiso Co. Ltd.	SG Americas Securities LLC	128,781	12/08/27	0.25%	1D P TONA	Monthly	7,337

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Nikkon Holdings Co. Ltd.	UBS AG	$ 332,748	01/06/31	0.25%	1D P TONA	Monthly	$ 6,242
Nine Entertainment Co Holdings Ltd.	Bank of America N.A.	109,508	02/15/28	0.25%	1D AONIA	Monthly	(3,334)
Nine Entertainment Co Holdings Ltd.	Barclays Bank PLC	235,141	01/20/27	0.00%	1D AONIA	Monthly	1,833
Nine Entertainment Co Holdings Ltd.	Barclays Bank PLC	3,024,813	05/12/27	0.00%	1D AONIA	Monthly	23,586
Nippn Corp.	Barclays Bank PLC	4,860,987	05/12/27	0.00%	1D P TONA	Monthly	77,503
Nippon Building Fund, Inc.	Bank of America N.A.	183,456	03/15/28	0.15%	1D P TONA	Monthly	(6,288)
Nippon Building Fund, Inc.	UBS AG	83,954	01/06/31	0.25%	1D P TONA	Monthly	(3,254)
Nippon Ceramic Co., Ltd.	Morgan Stanley & Co. International PLC	1,420,535	01/06/27	0.25%	1D P TONA	Monthly	(21,631)
Nippon Electric Glass Co., Ltd.	SG Americas Securities LLC	1,003,701	12/08/27	0.25%	1D P TONA	Monthly	92,246
Nippon Electric Glass Co., Ltd.	SG Americas Securities LLC	278,806	12/08/27	0.25%	1D P TONA	Monthly	25,624
Nippon Gas Co. Ltd.	Barclays Bank PLC	11,234,328	05/12/27	0.24%	1D P TONA	Monthly	(137,892)
Nippon Gas Co. Ltd.	Citibank N.A.	612,502	02/26/26	0.25%	1D P TONA	Monthly	(7,518)
Nippon Kayaku Co. Ltd.	SG Americas Securities LLC	9,329,306	12/08/27	0.25%	1D P TONA	Monthly	523,525
Nippon Light Metal Holdings Co. Ltd.	Barclays Bank PLC	1,293,684	05/12/27	0.00%	1D P TONA	Monthly	(19,923)
Nippon Paper Industries Co., Ltd.	Morgan Stanley & Co. International PLC	888,088	01/06/27	0.25%	1D P TONA	Monthly	(412)
Nippon REIT Investment Corp.	BNP Paribas SA	198,466	03/24/27	0.25%	1D TONA	Monthly	(6,517)
Nippon REIT Investment Corp.	SG Americas Securities LLC	4,098,863	12/08/27	0.25%	1D P TONA	Monthly	(98,367)
Nippon Seiki Co., Ltd.	Barclays Bank PLC	280,119	01/20/27	0.00%	1D P TONA	Monthly	(17,758)
Nippon Shokubai Co., Ltd.	UBS AG	130,397	04/03/28	0.25%	1D P TONA	Monthly	2,109
Nippon Steel Corp.	Barclays Bank PLC	85,149	01/26/27	0.00%	1D P TONA	Monthly	276
Nippon Steel Corp.	SG Americas Securities LLC	2,588,685	12/08/27	0.25%	1D P TONA	Monthly	(75,536)
Nippon Yusen KK	Bank of America N.A.	1,253,964	03/15/28	0.25%	1D P TONA	Monthly	17,906
Nippon Yusen KK	Barclays Bank PLC	6,247,990	01/26/27	0.25%	1D P TONA	Monthly	(3,667)
Nippon Yusen KK	Barclays Bank PLC	1,726,367	05/12/27	0.25%	1D P TONA	Monthly	(961)
Nishimatsu Construction Co. Ltd.	BNP Paribas SA	2,642,250	03/24/27	0.25%	1D TONA	Monthly	(70,844)
Nishimatsu Construction Co. Ltd.	SG Americas Securities LLC	9,182,177	12/08/27	0.25%	1D P TONA	Monthly	(83,640)
Nishi-Nippon Financial Holdings, Inc.	Barclays Bank PLC	9,740,376	05/12/27	0.24%	1D P TONA	Monthly	323,467
Nissan Chemical Corp.	Morgan Stanley & Co. International PLC	2,300,288	01/07/27	0.25%	1D P TONA	Monthly	(42,536)
Nisshin Seifun Group, Inc.	Citibank N.A.	115,908	02/26/26	0.25%	1D P TONA	Monthly	(2,962)
Nisshinbo Holdings, Inc.	UBS AG	14,037,570	04/03/28	0.25%	1D P TONA	Monthly	107,227
Nitto Denko Corp.	SG Americas Securities LLC	1,196,667	12/08/27	0.25%	1D P TONA	Monthly	(9,941)
NMI Holdings, Inc., Class A	Barclays Bank PLC	21,190,203	12/23/26	0.20%	1D OBFR01	Monthly	16,431
NN Group NV	SG Americas Securities LLC	41,411,331	12/08/27	0.15%	1D ESTR	Monthly	483,919
NNN REIT, Inc.	Bank of America N.A.	544,797	02/15/28	0.20%	1D OBFR01	Monthly	(6,087)
NNN REIT, Inc.	Morgan Stanley & Co. International PLC	8,999,370	02/05/27	0.20%	1D FEDL01	Monthly	(94,033)
Noevir Holdings Co., Ltd.	Citibank N.A.	238,553	02/26/26	0.15%	1D P TONA	Monthly	(3,045)
NOF Corp.	UBS AG	114,213	04/03/28	0.25%	1D P TONA	Monthly	(2,189)
NOK Corp.	UBS AG	116,758	04/03/28	0.25%	1D P TONA	Monthly	(1,852)
Nokia OYJ	Citibank N.A.	11,607,392	06/25/26	0.26%	1D ESTR	Monthly	(259,458)
Nokia OYJ	UBS AG	11,151,492	09/03/29	0.26%	1D ESTR	Monthly	(750,777)
Nomad Foods Ltd.	Barclays Bank PLC	6,423,306	12/23/26	0.20%	1D OBFR01	Monthly	380,834
Nomura Co. Ltd.	Bank of America N.A.	2,771,206	02/15/28	0.25%	1D P TONA	Monthly	(67,397)
Nomura Co. Ltd.	BNP Paribas SA	4,930,379	03/24/27	0.25%	1D TONA	Monthly	(115,848)
Nomura Holdings, Inc.	Barclays Bank PLC	13,245,397	05/12/27	0.00%	1D P TONA	Monthly	(103,196)
Nomura Holdings, Inc.	Barclays Bank PLC	32,477,802	09/09/27	0.00%	1D P TONA	Monthly	(253,038)
Nomura Holdings, Inc.	SG Americas Securities LLC	4,887,628	12/08/27	0.25%	1D P TONA	Monthly	(69,183)
Nomura Real Estate Holdings, Inc.	Bank of America N.A.	578,190	03/15/28	0.25%	1D P TONA	Monthly	1,275
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	310,916	01/20/27	0.00%	1D P TONA	Monthly	(3,906)
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	13,273,534	01/26/27	0.00%	1D P TONA	Monthly	(167,128)
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	7,430,345	05/12/27	0.00%	1D P TONA	Monthly	(93,336)
Nomura Real Estate Holdings, Inc.	Barclays Bank PLC	23,492,972	09/09/27	0.00%	1D P TONA	Monthly	(295,106)
Nomura Real Estate Holdings, Inc.	BNP Paribas SA	633,996	01/14/28	0.00%	1D TONA	Monthly	(5,357)
Nomura Real Estate Holdings, Inc.	SG Americas Securities LLC	7,226,966	12/08/27	0.25%	1D P TONA	Monthly	183,140
Nomura Real Estate Holdings, Inc.	SG Americas Securities LLC	5,796,609	12/08/27	0.25%	1D P TONA	Monthly	146,893
Nomura Real Estate Holdings, Inc.	UBS AG	372,943	01/06/31	0.25%	1D P TONA	Monthly	(810)
Nomura Real Estate Master Fund, Inc.	BNP Paribas SA	159,837	03/24/27	0.25%	1D TONA	Monthly	(6,403)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Nomura Research Institute Ltd.	BNP Paribas SA	$ 10,524,412	09/07/26	0.25%	1D TONA	Monthly	$ (2,286,572)
Nomura Research Institute Ltd.	SG Americas Securities LLC	3,358,565	12/08/27	0.25%	1D P TONA	Monthly	(444,293)
Nomura Research Institute Ltd.	UBS AG	529,749	01/20/31	0.25%	1D P TONA	Monthly	(103,864)
Nordex SE	Barclays Bank PLC	20,901,003	08/17/26	0.26%	1D ESTR	Monthly	467,308
Nordex SE	SG Americas Securities LLC	10,690,409	12/08/27	0.14%	1D ESTR	Monthly	354,235
Nordnet AB publ	UBS AG	5,117,521	04/24/28	0.25%	TN STIBOR	Monthly	227,048
Norfolk Southern Corp.	Bank of America N.A.	40,126	02/15/28	0.20%	1D OBFR01	Monthly	65
Norfolk Southern Corp.	Barclays Bank PLC	307,003	02/16/27	0.20%	1D OBFR01	Monthly	2,294
Norfolk Southern Corp.	BNP Paribas SA	1,054,351	01/28/28	0.20%	1D OBFR01	Monthly	7,801
Norfolk Southern Corp.	UBS AG	542,688	01/14/31	0.20%	1D OBFR01	Monthly	4,261
Northern Oil & Gas, Inc.	Barclays Bank PLC	3,293,577	12/23/26	0.20%	1D OBFR01	Monthly	234,248
Northland Power, Inc.	Morgan Stanley & Co. International PLC	30,286,664	01/04/27	0.20%	CABROVER	Monthly	(492,079)
Northland Power, Inc.	Morgan Stanley & Co. International PLC	11,716,380	01/06/27	0.20%	CABROVER	Monthly	(190,360)
Northrop Grumman Corp.	BNP Paribas SA	4,178,376	04/16/26	0.20%	1D OBFR01	Monthly	240,320
Northrop Grumman Corp.	BNP Paribas SA	5,348,260	01/24/28	0.20%	1D OBFR01	Monthly	173,898
Norwegian Air Shuttle ASA	Barclays Bank PLC	4,161,302	12/11/26	0.28%	NOWA	Monthly	240
Norwegian Cruise Line Holdings Ltd.	SG Americas Securities LLC	969,531	12/08/27	0.20%	1D OBFR01	Monthly	47,591
NOS SGPS SA	BNP Paribas SA	71,785	01/13/28	0.26%	1D ESTR	Monthly	2,117
NOV, Inc.	SG Americas Securities LLC	13,657,062	12/08/27	0.20%	1D OBFR01	Monthly	614,412
Nova Ltd.	Morgan Stanley & Co. International PLC	2,048,955	02/05/27	0.20%	1D FEDL01	Monthly	(15,230)
NovaBay Pharmaceuticals, Inc.	Bank of America N.A.	159,831	02/15/28	0.20%	1D OBFR01	Monthly	(136,404)
NovaBay Pharmaceuticals, Inc.	Barclays Bank PLC	252,924	02/16/27	0.20%	1D OBFR01	Monthly	(167,077)
NovaBay Pharmaceuticals, Inc.	BNP Paribas SA	440,313	01/28/28	0.00%	1D OBFR01	Monthly	(65,063)
NovaBay Pharmaceuticals, Inc.	UBS AG	790,874	01/14/31	0.20%	1D OBFR01	Monthly	(583,427)
Novocure Ltd.	Barclays Bank PLC	2,827,854	12/23/26	0.20%	1D OBFR01	Monthly	(356,720)
NPK International, Inc.	UBS AG	112,003	04/21/28	0.20%	1D OBFR01	Monthly	1,253
NRG Energy, Inc.	Barclays Bank PLC	7,222,253	12/23/26	0.20%	1D OBFR01	Monthly	73,614
NRG Energy, Inc.	Citibank N.A.	21,661,622	02/24/28	0.20%	1D OBFR01	Monthly	220,788
NRG Energy, Inc.	JPMorgan Chase Bank N.A.	2,148,788	02/09/26	0.20%	1D OBFR01	Monthly	136,236
NRW Holdings Ltd.	Bank of America N.A.	930,987	02/15/28	0.25%	1D AONIA	Monthly	(60,225)
NRW Holdings Ltd.	Barclays Bank PLC	7,946,571	05/12/27	0.00%	1D AONIA	Monthly	(264,459)
NRW Holdings Ltd.	BNP Paribas SA	5,338,504	03/22/27	0.25%	1D AONIA	Monthly	(345,344)
NRW Holdings Ltd.	UBS AG	1,260,919	04/03/28	0.25%	1D AONIA	Monthly	(81,568)
NSK Ltd.	Barclays Bank PLC	19,786,399	05/12/27	0.00%	1D P TONA	Monthly	(558,452)
NTN Corp.	BNP Paribas SA	8,579,351	03/24/27	0.25%	1D TONA	Monthly	(261,964)
NTN Corp.	Goldman Sachs Bank USA	1,511,760	08/19/26	0.05%	1D P TONA	Monthly	(46,156)
NTN Corp.	SG Americas Securities LLC	6,889,925	12/08/27	0.25%	1D P TONA	Monthly	75,464
NTN Corp.	UBS AG	6,281,651	04/03/28	0.25%	1D P TONA	Monthly	(191,789)
NTT, Inc.	Barclays Bank PLC	11,772,415	01/26/27	0.15%	1D P TONA	Monthly	25,671
NTT, Inc.	SG Americas Securities LLC	339,351	12/08/27	0.25%	1D P TONA	Monthly	(907)
Nucor Corp.	BNP Paribas SA	636,275	01/28/28	0.00%	1D OBFR01	Monthly	(5,902)
Nucor Corp.	UBS AG	29,365	01/14/31	0.20%	1D OBFR01	Monthly	492
Nucor Corp.	UBS AG	666,970	01/22/31	0.20%	1D OBFR01	Monthly	9,788
nVent Electric PLC	UBS AG	896,719	04/18/28	0.20%	1D OBFR01	Monthly	(11,549)
nVent Electric PLC	UBS AG	305,702	01/22/31	0.20%	1D OBFR01	Monthly	1,891
NVIDIA Corp.	Bank of America N.A.	3,347,604	02/15/28	0.20%	1D OBFR01	Monthly	5,390
NVIDIA Corp.	Bank of America N.A.	1,816,236	02/15/28	0.20%	1D OBFR01	Monthly	73,658
NVIDIA Corp.	Barclays Bank PLC	439,819	02/16/27	0.20%	1D OBFR01	Monthly	6,087
NVIDIA Corp.	SG Americas Securities LLC	15,696,388	12/08/27	0.20%	1D OBFR01	Monthly	516,596
NVIDIA Corp.	UBS AG	1,170,832	01/14/31	0.20%	1D OBFR01	Monthly	8,631
NVR, Inc.	Barclays Bank PLC	10,649,889	12/23/26	0.20%	1D OBFR01	Monthly	(173,668)
NVR, Inc.	Barclays Bank PLC	201,820	02/16/27	0.20%	1D OBFR01	Monthly	(3,291)
NVR, Inc.	BNP Paribas SA	2,652,807	04/16/26	0.20%	1D OBFR01	Monthly	4,427
NVR, Inc.	BNP Paribas SA	612,295	01/28/28	0.20%	1D OBFR01	Monthly	(9,072)
NVR, Inc.	Goldman Sachs Bank USA	1,562,717	08/19/26	0.20%	1D FEDL01	Monthly	2,608
NVR, Inc.	SG Americas Securities LLC	10,310,270	12/08/27	0.20%	1D OBFR01	Monthly	349,209
NVR, Inc.	UBS AG	2,164,935	04/18/28	0.20%	1D OBFR01	Monthly	3,612
Obayashi Corp.	Bank of America N.A.	8,234,686	02/15/28	0.25%	1D P TONA	Monthly	(243,730)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Obayashi Corp.	Bank of America N.A.	$ 2,672,784	03/15/28	0.25%	1D P TONA	Monthly	$ (79,109)
Obayashi Corp.	Barclays Bank PLC	16,426,314	09/09/27	0.25%	1D P TONA	Monthly	(525,665)
Obayashi Corp.	BNP Paribas SA	5,896,873	09/07/26	0.25%	1D TONA	Monthly	(174,535)
Obayashi Corp.	BNP Paribas SA	12,377,617	03/24/27	0.25%	1D TONA	Monthly	(366,352)
Obayashi Corp.	Goldman Sachs Bank USA	2,398,294	08/19/26	0.25%	1D P TONA	Monthly	(70,985)
Obayashi Corp.	Goldman Sachs Bank USA	3,328,767	08/19/26	0.25%	1D P TONA	Monthly	(98,525)
Obayashi Corp.	SG Americas Securities LLC	11,731,869	12/08/27	0.25%	1D P TONA	Monthly	538,990
Obayashi Corp.	SG Americas Securities LLC	9,624,594	12/08/27	0.25%	1D P TONA	Monthly	388,932
Obayashi Corp.	UBS AG	10,097,958	04/18/28	0.25%	1D P TONA	Monthly	(298,879)
Obayashi Corp.	UBS AG	7,292,582	09/03/29	0.25%	1D P TONA	Monthly	(215,845)
Obic Co. Ltd.	Bank of America N.A.	1,017,734	03/15/28	0.25%	1D P TONA	Monthly	(69,960)
Obic Co. Ltd.	Barclays Bank PLC	12,109	01/20/27	0.15%	1D P TONA	Monthly	(991)
Obic Co. Ltd.	BNP Paribas SA	412,473	01/14/28	0.25%	1D TONA	Monthly	(34,476)
Obsidian Energy Ltd.	Morgan Stanley & Co. International PLC	750,801	01/04/27	0.20%	CABROVER	Monthly	72,820
Obsidian Energy Ltd.	UBS AG	109,158	04/21/28	0.25%	1D CORRA	Monthly	12,074
OceanaGold Corp.	Barclays Bank PLC	17,930,669	10/23/26	0.20%	CABROVER	Monthly	(2,181,095)
Oceaneering International, Inc.	Bank of America N.A.	5,287,556	02/15/28	0.20%	1D OBFR01	Monthly	591,847
Oceaneering International, Inc.	Barclays Bank PLC	4,864,577	12/23/26	0.20%	1D OBFR01	Monthly	283,938
Oceaneering International, Inc.	SG Americas Securities LLC	4,607,836	12/08/27	0.20%	1D OBFR01	Monthly	548,144
Ocugen, Inc.	Bank of America N.A.	364,447	02/15/28	0.20%	1D OBFR01	Monthly	(13,535)
Ocugen, Inc.	BNP Paribas SA	76,864	01/28/28	0.20%	1D OBFR01	Monthly	(8,066)
Odfjell Drilling Ltd.	Goldman Sachs Bank USA	718,995	08/19/26	0.26%	NOWA	Monthly	43,402
Odfjell Drilling Ltd.	UBS AG	6,370,475	04/24/28	0.25%	NOWA	Monthly	384,550
Ohsho Food Service Corp.	Barclays Bank PLC	219,146	01/20/27	0.00%	1D P TONA	Monthly	(5,353)
Okamura Corp.	Bank of America N.A.	1,712,556	02/15/28	0.25%	1D P TONA	Monthly	(28,872)
Okamura Corp.	Goldman Sachs Bank USA	719,680	08/19/26	0.25%	1D P TONA	Monthly	(12,133)
Oki Electric Industry Co. Ltd.	Bank of America N.A.	6,408,153	02/15/28	0.25%	1D P TONA	Monthly	(451,923)
Oki Electric Industry Co. Ltd.	Goldman Sachs Bank USA	1,712,059	08/19/26	0.25%	1D P TONA	Monthly	(120,740)
Okta, Inc., Class A	Bank of America N.A.	359,389	02/15/28	0.20%	1D OBFR01	Monthly	(11)
Okumura Corp.	Barclays Bank PLC	1,803,328	05/12/27	0.00%	1D P TONA	Monthly	(37,523)
Old Dominion Freight Line, Inc.	BNP Paribas SA	10,829,465	04/16/26	0.20%	1D OBFR01	Monthly	(304,448)
Old National Bancorp	Bank of America N.A.	24,594	02/15/28	0.20%	1D OBFR01	Monthly	1,204
Old National Bancorp	Barclays Bank PLC	1,062,881	02/16/27	0.20%	1D OBFR01	Monthly	17,780
Olin Corp.	UBS AG	110,649	04/21/28	0.20%	1D OBFR01	Monthly	(13,091)
Ollie’s Bargain Outlet Holdings, Inc.	UBS AG	5,108,180	04/18/28	0.20%	1D OBFR01	Monthly	(304,401)
Omega Healthcare Investors, Inc.	Bank of America N.A.	1,069,520	02/15/28	0.20%	1D OBFR01	Monthly	(18,989)
Omega Healthcare Investors, Inc.	Barclays Bank PLC	33,043	02/16/27	0.20%	1D OBFR01	Monthly	481
Omega Healthcare Investors, Inc.	BNP Paribas SA	913,574	01/28/28	0.20%	1D OBFR01	Monthly	13,873
Omega Healthcare Investors, Inc.	UBS AG	199,995	01/14/31	0.20%	1D OBFR01	Monthly	(3,764)
OmniAb, Inc., 12.50 Earnout Shares	Bank of America N.A.	—	02/15/28	0.00%	1D OBFR01	Monthly	—
OmniAb, Inc., 15.00 Earnout Shares	Bank of America N.A.	—	02/15/28	0.00%	1D OBFR01	Monthly	—
Omnicom Group, Inc.	Bank of America N.A.	2,045,907	02/15/28	0.20%	1D OBFR01	Monthly	(27,305)
Omnicom Group, Inc.	Barclays Bank PLC	399,449	02/16/27	0.20%	1D OBFR01	Monthly	(11,090)
Omnicom Group, Inc.	BNP Paribas SA	34,276	01/28/28	0.20%	1D OBFR01	Monthly	(1,611)
Omron Corp.	BNP Paribas SA	4,198,662	09/07/26	0.25%	1D TONA	Monthly	(65,274)
Omron Corp.	UBS AG	23,657	04/18/28	0.25%	1D P TONA	Monthly	(694)
Omron Corp.	UBS AG	2,870,039	01/20/31	0.21%	1D P TONA	Monthly	10,575
On Holding AG, Class A	Barclays Bank PLC	8,115,591	12/23/26	0.20%	1D OBFR01	Monthly	(223,267)
OneMain Holdings, Inc.	UBS AG	371,312	01/14/31	0.20%	1D OBFR01	Monthly	2,332
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	25,975,436	05/12/27	0.00%	1D P TONA	Monthly	478,070
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC	28,424,430	09/09/27	0.00%	1D P TONA	Monthly	497,732
Ono Pharmaceutical Co. Ltd.	BNP Paribas SA	2,593,587	09/07/26	0.25%	1D TONA	Monthly	31,501
Ono Pharmaceutical Co. Ltd.	Goldman Sachs Bank USA	2,527,349	08/19/26	0.25%	1D P TONA	Monthly	30,697
Ono Pharmaceutical Co. Ltd.	SG Americas Securities LLC	29,503,263	12/08/27	0.25%	1D P TONA	Monthly	729,953
Ono Pharmaceutical Co. Ltd.	UBS AG	1,451,349	09/03/29	0.22%	1D P TONA	Monthly	17,628
Onto Innovation, Inc.	UBS AG	7,622,789	04/18/28	0.20%	1D OBFR01	Monthly	(552,858)
Onward Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	235,411	01/06/27	0.25%	1D P TONA	Monthly	(4,929)
Open Up Group, Inc.	Barclays Bank PLC	2,398,130	05/12/27	0.00%	1D P TONA	Monthly	(73,191)
Opendoor Technologies, Inc.	UBS AG	4,462,962	01/14/31	0.20%	1D OBFR01	Monthly	(327,913)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Optasia Group	Morgan Stanley & Co. International PLC	$ 2,132,923	10/29/27	0.56%	1D FEDL01	Monthly	$ 17,585
OR Royalties, Inc.	Morgan Stanley & Co. International PLC	2,802,982	01/06/27	0.20%	CABROVER	Monthly	(391,476)
Oracle Corp.	Bank of America N.A.	3,365,536	02/15/28	0.20%	1D OBFR01	Monthly	(166,430)
Oracle Corp.	Barclays Bank PLC	5,661,316	12/23/26	0.20%	1D OBFR01	Monthly	(471,944)
Orica Ltd.	Bank of America N.A.	10,314,864	02/15/28	0.25%	1D AONIA	Monthly	(146,180)
Orica Ltd.	SG Americas Securities LLC	3,586,516	12/08/27	0.30%	1D AONIA	Monthly	(53,550)
Orica Ltd.	UBS AG	47,156,802	09/03/29	0.25%	1D AONIA	Monthly	(668,295)
ORIX Corp.	BNP Paribas SA	902,788	01/21/28	0.25%	1D TONA	Monthly	8,426
ORIX Corp.	Morgan Stanley & Co. International PLC	18,522,363	01/07/27	0.25%	1D P TONA	Monthly	(2,468)
Orix JREIT, Inc.	Morgan Stanley & Co. International PLC	119,848	01/06/27	0.25%	1D P TONA	Monthly	(637)
Orkla ASA	Barclays Bank PLC	791,409	02/26/27	0.26%	NOWA	Monthly	11,706
Orkla ASA	UBS AG	438,690	01/03/31	0.25%	NOWA	Monthly	5,702
Orrstown Financial Services, Inc.	Morgan Stanley & Co. International PLC	113,033	02/08/27	0.20%	1D FEDL01	Monthly	(4,865)
Orsted AS	BNP Paribas SA	660,836	06/17/26	0.25%	DESTR	Monthly	18,948
Oscar Health, Inc., Class A	Barclays Bank PLC	106,676	12/23/26	0.20%	1D OBFR01	Monthly	(9,111)
Oshkosh Corp.	Barclays Bank PLC	8,570,092	12/23/26	0.20%	1D OBFR01	Monthly	(699,398)
OSI Systems, Inc.	Morgan Stanley & Co. International PLC	10,236,163	02/08/27	0.20%	1D FEDL01	Monthly	(1,328,928)
Otis Worldwide Corp.	Morgan Stanley & Co. International PLC	5,918,733	02/05/27	0.20%	1D FEDL01	Monthly	(318,000)
Otsuka Corp.	BNP Paribas SA	1,708,697	03/24/27	0.25%	1D TONA	Monthly	(63,099)
Otsuka Corp.	BNP Paribas SA	5,942,230	01/21/28	0.25%	1D TONA	Monthly	(311,507)
Otsuka Corp.	SG Americas Securities LLC	30,892,132	12/08/27	0.25%	1D P TONA	Monthly	(1,600,477)
Otsuka Corp.	UBS AG	1,051,722	01/06/31	0.25%	1D P TONA	Monthly	(54,450)
Otsuka Holdings Co. Ltd.	SG Americas Securities LLC	26,718,054	12/08/27	0.25%	1D P TONA	Monthly	174,821
Otsuka Holdings Co. Ltd.	UBS AG	9,440,373	04/18/28	0.25%	1D P TONA	Monthly	60,738
Otter Tail Corp.	Morgan Stanley & Co. International PLC	358,057	02/08/27	0.20%	1D FEDL01	Monthly	4,200
Outokumpu OYJ	SG Americas Securities LLC	510,665	12/08/27	0.26%	1D ESTR	Monthly	(128)
Ovintiv, Inc.	Morgan Stanley & Co. International PLC	377,483	01/04/27	0.20%	CABROVER	Monthly	18,820
Owens Corning	Morgan Stanley & Co. International PLC	3,735,508	02/05/27	0.20%	1D FEDL01	Monthly	(163,917)
P10, Inc., Class A	Bank of America N.A.	20,332	02/15/28	0.20%	1D OBFR01	Monthly	129
P10, Inc., Class A	Barclays Bank PLC	351,320	02/16/27	0.20%	1D OBFR01	Monthly	(3,482)
Pacira BioSciences, Inc.	Bank of America N.A.	1,245,360	02/15/28	0.20%	1D OBFR01	Monthly	(6,634)
PAL GROUP Holdings Co. Ltd.	UBS AG	393,788	04/03/28	0.25%	1D P TONA	Monthly	(7,374)
Palantir Technologies, Inc., Class A	BNP Paribas SA	430,326	01/28/28	0.20%	1D OBFR01	Monthly	(49,631)
Palo Alto Networks, Inc.	BNP Paribas SA	6,819,825	01/24/28	0.20%	1D OBFR01	Monthly	(107,707)
Palomar Holdings, Inc.	Bank of America N.A.	303,594	02/15/28	0.20%	1D OBFR01	Monthly	(15,877)
Palomar Holdings, Inc.	Barclays Bank PLC	9,903,629	12/23/26	0.20%	1D OBFR01	Monthly	(328,494)
Palomar Holdings, Inc.	Goldman Sachs Bank USA	1,926,547	08/19/26	0.20%	1D FEDL01	Monthly	(100,752)
PALTAC Corp.	Barclays Bank PLC	2,381,476	05/12/27	0.00%	1D P TONA	Monthly	(71,970)
Pan African Resources PLC	Barclays Bank PLC	1,761,379	12/10/26	0.25%	1D SONIA	Monthly	(110,498)
Pan American Silver Corp.	Barclays Bank PLC	831,615	02/16/27	0.20%	1D OBFR01	Monthly	(95,935)
Pan American Silver Corp.	BNP Paribas SA	323,986	01/28/28	0.20%	1D OBFR01	Monthly	(14,786)
Pan American Silver Corp.	SG Americas Securities LLC	28,400,913	12/08/27	0.20%	CABROVER	Monthly	235,452
Pan Pacific International Holdings Corp.	Bank of America N.A.	44,993,556	03/15/28	0.00%	1D P TONA	Monthly	585,125
Pan Pacific International Holdings Corp.	Morgan Stanley & Co. International PLC	16,764,262	01/07/27	0.25%	1D P TONA	Monthly	(140,571)
Pandora A/S	Bank of America N.A.	8,586,170	02/15/28	0.26%	1W CIBOR	Monthly	(563,604)
Pandora A/S	Barclays Bank PLC	32,056,848	11/09/26	0.26%	DESTR	Monthly	57,942
Pandora A/S	SG Americas Securities LLC	4,623,015	12/08/27	0.26%	DESTR	Monthly	(547,180)
Par Pacific Holdings, Inc.	Barclays Bank PLC	16,988,584	12/23/26	0.20%	1D OBFR01	Monthly	823,601
Par Pacific Holdings, Inc.	SG Americas Securities LLC	3,465,306	12/08/27	0.20%	1D OBFR01	Monthly	10,699

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Parex Resources, Inc.	Morgan Stanley & Co. International PLC	$ 146,327	01/04/27	0.20%	CABROVER	Monthly	$ 3,654
Park Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	7,322,875	02/08/27	0.20%	1D FEDL01	Monthly	(417,006)
Park Hotels & Resorts, Inc.	UBS AG	9,803,211	04/21/28	0.20%	1D OBFR01	Monthly	(477,789)
Parker-Hannifin Corp.	BNP Paribas SA	14,915,538	04/16/26	0.20%	1D OBFR01	Monthly	(45,976)
Parker-Hannifin Corp.	BNP Paribas SA	4,289,775	01/24/28	0.00%	1D OBFR01	Monthly	(15,794)
Parsons Corp.	UBS AG	3,325,585	01/22/31	0.20%	1D OBFR01	Monthly	(60,509)
Partners Group Holding AG	SG Americas Securities LLC	1,262,765	12/08/27	0.10%	SSARON	Monthly	(9,668)
Patterson-UTI Energy, Inc.	UBS AG	8,785,671	04/21/28	0.20%	1D OBFR01	Monthly	518,985
Paychex, Inc.	Barclays Bank PLC	18,008	02/16/27	0.20%	1D OBFR01	Monthly	(682)
Paychex, Inc.	UBS AG	420,725	01/14/31	0.20%	1D OBFR01	Monthly	(15,939)
Paylocity Holding Corp.	Morgan Stanley & Co. International PLC	21,356,171	02/05/27	0.20%	1D FEDL01	Monthly	(1,800,809)
PBF Energy, Inc., Class A	SG Americas Securities LLC	5,073,116	12/08/27	0.18%	1D OBFR01	Monthly	211,088
PC Connection, Inc.	Morgan Stanley & Co. International PLC	2,422,946	02/08/27	0.20%	1D FEDL01	Monthly	27,079
Pearson PLC	Barclays Bank PLC	229,005	02/19/27	0.25%	1D SONIA	Monthly	(801)
Pearson PLC	BNP Paribas SA	175,644	01/13/28	0.25%	1D SONIA	Monthly	4,131
Pearson PLC	UBS AG	27,608,870	04/18/28	0.20%	1D SONIA	Monthly	(490,146)
Pearson PLC	UBS AG	1,289,930	01/03/31	0.25%	1D SONIA	Monthly	15,619
Pediatrix Medical Group, Inc.	SG Americas Securities LLC	12,779,882	12/08/27	0.20%	1D OBFR01	Monthly	(494,186)
Pegasystems, Inc.	Bank of America N.A.	526,247	02/15/28	0.20%	1D OBFR01	Monthly	(64,575)
Peloton Interactive, Inc., Class A	Barclays Bank PLC	4,096,707	12/23/26	0.20%	1D OBFR01	Monthly	(155,125)
Penguin Solutions, Inc.	Morgan Stanley & Co. International PLC	2,641,748	02/08/27	0.20%	1D FEDL01	Monthly	(193,703)
Penn Entertainment, Inc.	Bank of America N.A.	7,531,824	02/15/28	0.20%	1D OBFR01	Monthly	(898,860)
Penn Entertainment, Inc.	Morgan Stanley & Co. International PLC	3,960,959	02/08/27	0.20%	1D FEDL01	Monthly	(407,514)
PennyMac Financial Services, Inc., Class A	Bank of America N.A.	304,645	02/15/28	0.20%	1D OBFR01	Monthly	(101,108)
Penske Automotive Group, Inc.	Citibank N.A.	7,200,274	02/24/28	0.20%	1D OBFR01	Monthly	(280,661)
Pentair PLC	BNP Paribas SA	1,892,971	04/16/26	0.20%	1D OBFR01	Monthly	(23,707)
Penta-Ocean Construction Co., Ltd.	Morgan Stanley & Co. International PLC	18,034,575	01/06/27	0.25%	1D P TONA	Monthly	(563,233)
Peoples Bancorp, Inc.	UBS AG	882,542	04/21/28	0.20%	1D OBFR01	Monthly	22,490
PepsiCo, Inc.	BNP Paribas SA	1,743,072	01/28/28	0.20%	1D OBFR01	Monthly	90,041
PepsiCo, Inc.	SG Americas Securities LLC	1,068,114	12/08/27	0.20%	1D OBFR01	Monthly	66,750
Per Aarsleff Holding A/S, Class B	UBS AG	3,424,681	04/24/28	0.25%	DESTR	Monthly	17,039
Perdoceo Education Corp.	BNP Paribas SA	15,173	01/28/28	0.20%	1D OBFR01	Monthly	105
Perenti Ltd.	Bank of America N.A.	16,351,687	02/15/28	0.25%	1D AONIA	Monthly	(1,283,226)
Perenti Ltd.	Barclays Bank PLC	144,369	05/12/27	0.00%	1D AONIA	Monthly	(6,266)
Perenti Ltd.	Goldman Sachs Bank USA	2,097,250	08/19/26	0.30%	1D AONIA	Monthly	(164,585)
Performance Food Group Co.	BNP Paribas SA	608,066	04/16/26	0.20%	1D OBFR01	Monthly	(2,913)
Perion Network Ltd.	Barclays Bank PLC	465,233	12/23/26	0.20%	1D OBFR01	Monthly	(25,013)
Pernod Ricard SA	Bank of America N.A.	722,845	02/15/28	0.26%	1D ESTR	Monthly	3,307
Pernod Ricard SA	Barclays Bank PLC	85,805	02/19/27	0.26%	1D ESTR	Monthly	(1,217)
Perpetua Resources Corp.	Morgan Stanley & Co. International PLC	1,470,523	01/04/27	0.20%	CABROVER	Monthly	(287,959)
Persol Holdings Co., Ltd.	Barclays Bank PLC	29,959,329	05/12/27	0.00%	1D P TONA	Monthly	(853,733)
Pfizer, Inc.	Bank of America N.A.	302,136	02/15/28	0.20%	1D OBFR01	Monthly	6,419
Pfizer, Inc.	Barclays Bank PLC	28,073,369	12/23/26	0.20%	1D OBFR01	Monthly	365,707
Pfizer, Inc.	Barclays Bank PLC	1,923,057	02/16/27	0.20%	1D OBFR01	Monthly	30,304
Pfizer, Inc.	BNP Paribas SA	395,508	01/28/28	0.20%	1D OBFR01	Monthly	5,137
PG&E Corp.	Barclays Bank PLC	19,297,226	12/23/26	0.20%	1D OBFR01	Monthly	408,948
PG&E Corp.	Barclays Bank PLC	1,337,115	02/23/27	0.20%	1D OBFR01	Monthly	28,295
Phibro Animal Health Corp., Class A	Barclays Bank PLC	4,106,408	12/23/26	0.20%	1D OBFR01	Monthly	(144,084)
Phillips 66	Morgan Stanley & Co. International PLC	1,228,587	02/05/27	0.20%	1D FEDL01	Monthly	12,776
Phinia, Inc.	Barclays Bank PLC	2,769,794	12/23/26	0.20%	1D OBFR01	Monthly	73,661
Photronics, Inc.	UBS AG	112,473	04/21/28	0.20%	1D OBFR01	Monthly	(397)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Phreesia, Inc.	SG Americas Securities LLC	$ 3,314,935	12/08/27	0.20%	1D OBFR01	Monthly	$ (680,641)
Pigeon Corp.	Barclays Bank PLC	815,870	01/20/27	0.23%	1D P TONA	Monthly	(10,279)
Pigeon Corp.	BNP Paribas SA	149,988	01/14/28	0.00%	1D TONA	Monthly	(3,043)
Pinnacle Financial Partners, Inc.	Morgan Stanley & Co. International PLC	621,964	02/05/27	0.20%	1D FEDL01	Monthly	5,345
Pinnacle West Capital Corp.	BNP Paribas SA	15,510,467	04/16/26	0.20%	1D OBFR01	Monthly	145,583
Pinnacle West Capital Corp.	BNP Paribas SA	4,461,062	01/24/28	0.20%	1D OBFR01	Monthly	54,892
Piper Sandler Cos	Barclays Bank PLC	11,181,124	12/23/26	0.20%	1D OBFR01	Monthly	(937,823)
PJT Partners, Inc., Class A	BNP Paribas SA	1,493	04/16/26	0.20%	1D OBFR01	Monthly	(109)
PJT Partners, Inc., Class A	BNP Paribas SA	1,839,410	01/24/28	0.20%	1D OBFR01	Monthly	(176,765)
Planet Fitness, Inc., Class A	BNP Paribas SA	441,475	01/28/28	0.20%	1D OBFR01	Monthly	(26,788)
Planet Fitness, Inc., Class A	SG Americas Securities LLC	2,487,914	12/08/27	0.16%	1D OBFR01	Monthly	(59,877)
Plexus Corp.	UBS AG	16,135,081	04/21/28	0.20%	1D OBFR01	Monthly	1,759,570
PLS Group Ltd.	Barclays Bank PLC	4,611,449	01/20/27	0.00%	1D AONIA	Monthly	(596,720)
PLS Group Ltd.	Barclays Bank PLC	71,983	01/27/27	0.00%	1D AONIA	Monthly	(10,844)
PLS Group Ltd.	BNP Paribas SA	2,291,288	01/14/28	0.25%	1D AONIA	Monthly	(128,580)
PLS Group Ltd.	UBS AG	4,757,231	01/03/31	0.25%	1D AONIA	Monthly	(618,427)
Plus500 Ltd.	BNP Paribas SA	29,500,005	03/17/27	0.25%	1D SONIA	Monthly	2,319,399
Pluxee NV	Morgan Stanley & Co. International PLC	89,383	01/04/27	0.26%	1D ESTR	Monthly	(3,853)
Polaris, Inc.	Morgan Stanley & Co. International PLC	22,959,499	02/08/27	0.20%	1D FEDL01	Monthly	(2,292,065)
Pool Corp.	Barclays Bank PLC	307,110	02/16/27	0.20%	1D OBFR01	Monthly	(14,652)
Pool Corp.	Morgan Stanley & Co. International PLC	5,494,357	02/05/27	0.20%	1D FEDL01	Monthly	(262,136)
Popular, Inc.	Bank of America N.A.	3,025,806	02/15/28	0.20%	1D OBFR01	Monthly	82,639
Popular, Inc.	Barclays Bank PLC	3,694,049	02/16/27	0.20%	1D OBFR01	Monthly	123,040
Popular, Inc.	BNP Paribas SA	10,823	04/16/26	0.20%	1D OBFR01	Monthly	394
Popular, Inc.	BNP Paribas SA	767,847	01/28/28	0.20%	1D OBFR01	Monthly	16,107
Porsche Automobil Holding SE	Barclays Bank PLC	695,852	02/19/27	0.26%	1D ESTR	Monthly	(28,913)
Porsche Automobil Holding SE	BNP Paribas SA	194,569	01/13/28	0.26%	1D ESTR	Monthly	(109)
Porsche Automobil Holding SE	SG Americas Securities LLC	3,479,128	12/08/27	0.26%	1D ESTR	Monthly	(228,289)
Portland General Electric Co.	Morgan Stanley & Co. International PLC	227,676	02/08/27	0.20%	1D FEDL01	Monthly	1,413
Poste Italiane SpA	BNP Paribas SA	6,013,047	03/22/27	0.26%	1D ESTR	Monthly	78,942
Poste Italiane SpA	SG Americas Securities LLC	15,404,290	12/08/27	0.26%	1D ESTR	Monthly	(97,688)
PPG Industries, Inc.	Bank of America N.A.	7,246,602	02/15/28	0.20%	1D OBFR01	Monthly	109,200
PRADA SpA	Bank of America N.A.	943,546	02/15/28	0.30%	HONIA	Monthly	(62,492)
PRADA SpA	Goldman Sachs Bank USA	2,191,177	08/19/26	0.30%	HONIA	Monthly	(145,125)
PRADA SpA	Morgan Stanley & Co. International PLC	194,765	01/06/27	0.30%	HONIA	Monthly	(8,201)
PRADA SpA	UBS AG	786,013	05/11/26	0.25%	HONIA	Monthly	(52,059)
Preformed Line Products Co.	Barclays Bank PLC	61,105	02/16/27	0.20%	1D OBFR01	Monthly	124
Preformed Line Products Co.	BNP Paribas SA	160,754	01/28/28	0.00%	1D OBFR01	Monthly	8,129
Prima Meat Packers Ltd.	Barclays Bank PLC	259,208	05/12/27	0.00%	1D P TONA	Monthly	(5,781)
Principal Financial Group, Inc.	BNP Paribas SA	15,198,118	04/16/26	0.20%	1D OBFR01	Monthly	624,763
Privia Health Group, Inc.	SG Americas Securities LLC	9,066,744	12/08/27	0.20%	1D OBFR01	Monthly	27,416
Pro Medicus Ltd.	Morgan Stanley & Co. International PLC	1,693,861	01/06/27	0.29%	1D AONIA	Monthly	58,614
Pro Medicus Ltd.	SG Americas Securities LLC	11,323,757	12/08/27	0.30%	1D AONIA	Monthly	(1,695,497)
Pro Medicus Ltd.	SG Americas Securities LLC	2,552,142	12/08/27	0.30%	1D AONIA	Monthly	(382,130)
Procore Technologies, Inc.	SG Americas Securities LLC	235,148	12/08/27	0.20%	1D OBFR01	Monthly	(32,800)
Procter & Gamble Co.	Bank of America N.A.	435,047	02/15/28	0.20%	1D OBFR01	Monthly	21,477
Procter & Gamble Co.	Barclays Bank PLC	118,745	02/16/27	0.20%	1D OBFR01	Monthly	1,457
Procter & Gamble Co.	BNP Paribas SA	1,234,536	01/28/28	0.20%	1D OBFR01	Monthly	31,682
Procter & Gamble Co.	Morgan Stanley & Co. International PLC	17,954,567	02/05/27	0.20%	1D FEDL01	Monthly	220,346
Procter & Gamble Co.	UBS AG	1,954,226	01/14/31	0.20%	1D OBFR01	Monthly	60,673
Progress Software Corp.	Barclays Bank PLC	18,970,954	12/23/26	0.20%	1D OBFR01	Monthly	(812,090)
Progress Software Corp.	BNP Paribas SA	5,601,211	04/16/26	0.20%	1D OBFR01	Monthly	—
Progress Software Corp.	SG Americas Securities LLC	5,401,347	12/08/27	0.20%	1D OBFR01	Monthly	(148,896)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Progressive Corp.	Bank of America N.A.	$ 740,406	02/15/28	0.20%	1D OBFR01	Monthly	$ 16,298
Progressive Corp.	Barclays Bank PLC	1,837,954	02/16/27	0.20%	1D OBFR01	Monthly	(12,338)
Progressive Corp.	BNP Paribas SA	3,149,173	01/28/28	0.20%	1D OBFR01	Monthly	80,027
Progressive Corp.	Morgan Stanley & Co. International PLC	8,590,698	02/05/27	0.20%	1D FEDL01	Monthly	44,838
Progyny, Inc.	Barclays Bank PLC	15,899,450	12/23/26	0.20%	1D OBFR01	Monthly	(718,655)
ProPetro Holding Corp.	Barclays Bank PLC	120,274	12/23/26	0.20%	1D OBFR01	Monthly	5,358
Prosperity Bancshares, Inc.	Bank of America N.A.	37,730	02/15/28	0.20%	1D OBFR01	Monthly	(2,121)
Prosperity Bancshares, Inc.	BNP Paribas SA	136,891	01/28/28	0.20%	1D OBFR01	Monthly	(6,393)
Prosperity Bancshares, Inc.	SG Americas Securities LLC	7,183,992	12/08/27	0.20%	1D OBFR01	Monthly	(293,550)
Prosperity Bancshares, Inc.	UBS AG	578,884	01/14/31	0.20%	1D OBFR01	Monthly	(31,289)
Prudential Financial, Inc.	UBS AG	29,958,254	04/18/28	0.20%	1D OBFR01	Monthly	(1,368,873)
Prysmian SpA	Bank of America N.A.	3,706,027	02/15/28	0.26%	1D ESTR	Monthly	21,264
Prysmian SpA	Citibank N.A.	15,192,317	07/06/26	0.26%	1D ESTR	Monthly	519,299
PSP Swiss Property AG, Class N, Registered Shares	JPMorgan Chase Bank N.A.	3,042,553	02/10/26	0.26%	SSARON	Monthly	195,446
PSP Swiss Property AG, Class N, Registered Shares	SG Americas Securities LLC	1,465,450	12/08/27	0.26%	SSARON	Monthly	94,137
PTC Therapeutics, Inc.	BNP Paribas SA	302,409	04/16/26	0.20%	1D OBFR01	Monthly	(440)
Public Service Enterprise Group, Inc.	Barclays Bank PLC	857,931	12/23/26	0.20%	1D OBFR01	Monthly	19,779
Public Service Enterprise Group, Inc.	Barclays Bank PLC	3,070,967	02/23/27	0.20%	1D OBFR01	Monthly	114,389
Public Storage	Bank of America N.A.	3,034,350	02/15/28	0.20%	1D OBFR01	Monthly	(150,097)
Public Storage	BNP Paribas SA	563,897	01/28/28	0.20%	1D OBFR01	Monthly	(23,945)
Public Storage	Morgan Stanley & Co. International PLC	3,696,309	02/05/27	0.20%	1D FEDL01	Monthly	(134,010)
Publicis Groupe SA	Bank of America N.A.	607,541	02/15/28	0.26%	1D ESTR	Monthly	(4,953)
Publicis Groupe SA	Barclays Bank PLC	1,611,620	02/19/27	0.26%	1D ESTR	Monthly	(50,728)
Publicis Groupe SA	UBS AG	14,851,132	04/18/28	0.15%	1D ESTR	Monthly	(387,720)
Publicis Groupe SA	UBS AG	14,124,837	09/03/29	0.15%	1D ESTR	Monthly	(368,758)
Publicis Groupe SA	UBS AG	414,706	01/03/31	0.26%	1D ESTR	Monthly	(13,114)
PubMatic, Inc., Class A	BNP Paribas SA	214,738	04/16/26	0.20%	1D OBFR01	Monthly	(15,886)
PulteGroup, Inc.	SG Americas Securities LLC	582,547	12/08/27	0.20%	1D OBFR01	Monthly	9,129
Pure Storage, Inc., Class A	Barclays Bank PLC	1,280,132	12/23/26	0.20%	1D OBFR01	Monthly	(33,697)
Pure Storage, Inc., Class A	Barclays Bank PLC	1,106,267	02/16/27	0.20%	1D OBFR01	Monthly	(70,747)
Pure Storage, Inc., Class A	BNP Paribas SA	30,898	01/28/28	0.00%	1D OBFR01	Monthly	(1,204)
Pure Storage, Inc., Class A	UBS AG	1,039,701	01/14/31	0.20%	1D OBFR01	Monthly	(40,342)
Q2 Holdings, Inc.	Barclays Bank PLC	1,493,561	12/23/26	0.20%	1D OBFR01	Monthly	(157,883)
Qantas Airways Ltd.	Goldman Sachs Bank USA	1,965,453	08/19/26	0.30%	1D AONIA	Monthly	(26,954)
Qantas Airways Ltd.	Morgan Stanley & Co. International PLC	12,437,492	01/06/27	0.29%	1D AONIA	Monthly	(544,414)
Qantas Airways Ltd.	Morgan Stanley & Co. International PLC	11,694,443	01/07/27	0.29%	1D AONIA	Monthly	(511,889)
QBE Insurance Group Ltd.	Barclays Bank PLC	18,512,125	05/12/27	0.00%	1D AONIA	Monthly	(266,698)
QBE Insurance Group Ltd.	Citibank N.A.	2,512,112	02/25/26	0.30%	1D AONIA	Monthly	(36,191)
QIAGEN NV	JPMorgan Chase Bank N.A.	4,382,902	02/10/26	0.26%	1D ESTR	Monthly	365,019
QIAGEN NV	JPMorgan Chase Bank N.A.	1,258,033	02/10/26	0.26%	1D ESTR	Monthly	104,772
QIAGEN NV	Morgan Stanley & Co. International PLC	35,270,754	02/05/27	0.20%	1D FEDL01	Monthly	(384,073)
QIAGEN NV	SG Americas Securities LLC	6,154,378	12/08/27	0.10%	1D ESTR	Monthly	522,170
QIAGEN NV	SG Americas Securities LLC	3,277,571	12/08/27	0.10%	1D ESTR	Monthly	272,965
QinetiQ Group PLC	SG Americas Securities LLC	3,522,990	12/08/27	0.25%	1D SONIA	Monthly	126,565
QT Group OYJ	Morgan Stanley & Co. International PLC	109,862	01/04/27	0.26%	1D ESTR	Monthly	(16,030)
QUALCOMM, Inc.	Bank of America N.A.	2,153,632	02/15/28	0.20%	1D OBFR01	Monthly	(23,035)
QUALCOMM, Inc.	Barclays Bank PLC	3,017,214	02/16/27	0.20%	1D OBFR01	Monthly	(59,087)
QUALCOMM, Inc.	BNP Paribas SA	4,438,919	01/28/28	0.20%	1D OBFR01	Monthly	(106,174)
QUALCOMM, Inc.	SG Americas Securities LLC	22,899,412	12/08/27	0.20%	1D OBFR01	Monthly	(2,129,612)
QUALCOMM, Inc.	UBS AG	6,835,512	01/14/31	0.20%	1D OBFR01	Monthly	(199,054)
QUALCOMM, Inc.	UBS AG	871,505	01/22/31	0.20%	1D OBFR01	Monthly	(14)
Qualys, Inc.	BNP Paribas SA	15,019,649	04/16/26	0.20%	1D OBFR01	Monthly	(214,798)
Quanta Services, Inc.	Barclays Bank PLC	1,296,645	02/16/27	0.20%	1D OBFR01	Monthly	16,181
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Quanta Services, Inc.	Barclays Bank PLC	$ 1,011,649	02/23/27	0.20%	1D OBFR01	Monthly	$ 737
Quanta Services, Inc.	BNP Paribas SA	1,497,808	01/28/28	0.20%	1D OBFR01	Monthly	4,396
Quanta Services, Inc.	UBS AG	1,101,444	01/14/31	0.20%	1D OBFR01	Monthly	(777)
Quantum Computing, Inc.	Barclays Bank PLC	8,324,880	12/23/26	0.20%	1D OBFR01	Monthly	(1,893,910)
Quebecor, Inc.	Morgan Stanley & Co. International PLC	3,237,084	01/06/27	0.20%	CABROVER	Monthly	(11,972)
Quebecor, Inc., Class B	Morgan Stanley & Co. International PLC	21,294,041	01/04/27	0.20%	CABROVER	Monthly	(91,938)
Quest Diagnostics, Inc.	SG Americas Securities LLC	5,296,119	12/08/27	0.20%	1D OBFR01	Monthly	276,814
Quilter PLC	SG Americas Securities LLC	15,828,028	12/08/27	0.25%	1D SONIA	Monthly	983,401
Quilter PLC	UBS AG	6,519,232	04/24/28	0.25%	1D SONIA	Monthly	50,720
QuinStreet, Inc.	BNP Paribas SA	5,512,671	04/16/26	0.20%	1D OBFR01	Monthly	(491,191)
QuinStreet, Inc.	SG Americas Securities LLC	822,025	12/08/27	0.20%	1D OBFR01	Monthly	(109,389)
Radian Group, Inc.	Bank of America N.A.	107,582	02/15/28	0.20%	1D OBFR01	Monthly	(163)
Radian Group, Inc.	Barclays Bank PLC	5,295,853	12/23/26	0.20%	1D OBFR01	Monthly	(96,403)
Radian Group, Inc.	Barclays Bank PLC	1,338,155	02/16/27	0.20%	1D OBFR01	Monthly	(24,359)
Radian Group, Inc.	BNP Paribas SA	1,484,784	01/28/28	0.20%	1D OBFR01	Monthly	(12,969)
Radian Group, Inc.	UBS AG	396,883	01/14/31	0.20%	1D OBFR01	Monthly	(602)
Raito Kogyo Co. Ltd.	Bank of America N.A.	6,934,776	02/15/28	0.25%	1D P TONA	Monthly	(69,694)
Raito Kogyo Co. Ltd.	Goldman Sachs Bank USA	762,917	08/19/26	0.25%	1D P TONA	Monthly	(7,667)
Raito Kogyo Co. Ltd.	Morgan Stanley & Co. International PLC	1,109,921	01/06/27	0.25%	1D P TONA	Monthly	(38,100)
Rakuten Group, Inc.	SG Americas Securities LLC	17,208,217	12/08/27	0.25%	1D P TONA	Monthly	(964,637)
Ralph Lauren Corp., Class A	Bank of America N.A.	3,458,333	02/15/28	0.20%	1D OBFR01	Monthly	(150,415)
Ralph Lauren Corp., Class A	BNP Paribas SA	1,147,221	01/28/28	0.20%	1D OBFR01	Monthly	1,362
Ralph Lauren Corp., Class A	UBS AG	3,787,337	01/14/31	0.20%	1D OBFR01	Monthly	(68,757)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	Barclays Bank PLC	1,034,638	04/07/27	0.60%	SHIR	Monthly	(7,558)
Range Resources Corp.	SG Americas Securities LLC	226,393	12/08/27	0.15%	1D OBFR01	Monthly	7,142
Rapid7, Inc.	SG Americas Securities LLC	7,087,422	12/08/27	0.20%	1D OBFR01	Monthly	(1,150,523)
RAPT Therapeutics, Inc.	Bank of America N.A.	806,366	02/15/28	0.20%	1D OBFR01	Monthly	1,039
RAPT Therapeutics, Inc.	Barclays Bank PLC	756,036	02/16/27	0.20%	1D OBFR01	Monthly	437
RAPT Therapeutics, Inc.	BNP Paribas SA	24,271	01/28/28	0.20%	1D OBFR01	Monthly	19,219
RAPT Therapeutics, Inc.	UBS AG	97,053	01/14/31	0.20%	1D OBFR01	Monthly	76,852
Rational AG	Barclays Bank PLC	10,324,456	08/17/26	0.26%	1D ESTR	Monthly	123,907
Raymond James Financial, Inc.	Barclays Bank PLC	690,727	02/16/27	0.20%	1D OBFR01	Monthly	(16,672)
Raymond James Financial, Inc.	BNP Paribas SA	1,942,331	01/28/28	0.20%	1D OBFR01	Monthly	(41,575)
Raymond James Financial, Inc.	UBS AG	435,790	01/14/31	0.20%	1D OBFR01	Monthly	(14,506)
Rayonier, Inc.	Barclays Bank PLC	946,129	12/23/26	0.20%	1D OBFR01	Monthly	(45,921)
Rayonier, Inc.	BNP Paribas SA	188,203	01/28/28	0.00%	1D OBFR01	Monthly	(10,694)
Rayonier, Inc.	UBS AG	51,258	01/14/31	0.20%	1D OBFR01	Monthly	(2,913)
RBC Bearings, Inc.	Morgan Stanley & Co. International PLC	200,986	02/05/27	0.20%	1D FEDL01	Monthly	(2,117)
REA Group Ltd.	Barclays Bank PLC	16,475,811	05/12/27	0.00%	1D AONIA	Monthly	258,660
REA Group Ltd.	Barclays Bank PLC	32,749,429	09/09/27	0.00%	1D AONIA	Monthly	492,441
RealReal, Inc.	Barclays Bank PLC	525,696	12/23/26	0.20%	1D OBFR01	Monthly	(35,571)
Reckitt Benckiser Group PLC	Barclays Bank PLC	4,565,396	12/10/26	0.25%	1D SONIA	Monthly	36,237
Recordati Industria Chimica e Farmaceutica SpA	Barclays Bank PLC	6,289,307	08/17/26	0.26%	1D ESTR	Monthly	(29,143)
Recordati Industria Chimica e Farmaceutica SpA	SG Americas Securities LLC	223,528	12/08/27	0.26%	1D ESTR	Monthly	(2,029)
Redcare Pharmacy NV	UBS AG	9,544,812	04/24/28	(2.00)%	1D ESTR	Monthly	266,233
Reddit, Inc., Class A	Bank of America N.A.	4,220,306	02/15/28	0.20%	1D OBFR01	Monthly	(469,428)
Reddit, Inc., Class A	Barclays Bank PLC	1,591,672	02/16/27	0.20%	1D OBFR01	Monthly	(254,249)
Reddit, Inc., Class A	UBS AG	2,698,505	01/14/31	0.20%	1D OBFR01	Monthly	(400,243)
Regal Rexnord Corp.	Morgan Stanley & Co. International PLC	3,195,404	02/05/27	0.20%	1D FEDL01	Monthly	51,876
Regeneron Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	285,459	02/05/27	0.20%	1D FEDL01	Monthly	(1)
Region Group	UBS AG	114,013	04/03/28	0.25%	1D AONIA	Monthly	(3,206)
Regis Resources Ltd.	BNP Paribas SA	1,116,021	03/22/27	0.25%	1D AONIA	Monthly	(102,519)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Regis Resources Ltd.	Citibank N.A.	$ 2,001,479	02/25/26	0.30%	1D AONIA	Monthly	$ (106,325)
Reliance, Inc.	Bank of America N.A.	46,789	02/15/28	0.20%	1D OBFR01	Monthly	—
Reliance, Inc.	Morgan Stanley & Co. International PLC	9,566,009	02/05/27	0.20%	1D FEDL01	Monthly	37,598
Reliance, Inc.	UBS AG	15,805	01/14/31	0.20%	1D OBFR01	Monthly	341
Relo Group, Inc.	BNP Paribas SA	78,860	01/14/28	0.00%	1D TONA	Monthly	(1,615)
Relo Group, Inc.	UBS AG	184,432	01/06/31	0.25%	1D P TONA	Monthly	(3,813)
RELX PLC	SG Americas Securities LLC	17,950,406	12/08/27	0.25%	1D SONIA	Monthly	(3,176,913)
Remitly Global, Inc.	Barclays Bank PLC	20,819,155	12/23/26	0.20%	1D OBFR01	Monthly	(1,545,399)
RenaissanceRe Holdings Ltd.	UBS AG	544	04/18/28	0.20%	1D OBFR01	Monthly	20
RenaissanceRe Holdings Ltd.	UBS AG	375,761	01/22/31	0.20%	1D OBFR01	Monthly	13,830
Repsol SA	Citibank N.A.	23,319,928	06/25/26	0.02%	1D ESTR	Monthly	1,398,736
Repsol SA	Citibank N.A.	20,818,992	07/06/26	0.09%	1D ESTR	Monthly	1,205,449
Repsol SA	UBS AG	331,153	01/03/31	0.26%	1D ESTR	Monthly	18,581
Republic Services, Inc.	Bank of America N.A.	166,850	02/15/28	0.20%	1D OBFR01	Monthly	3,286
Republic Services, Inc.	Barclays Bank PLC	669,257	02/16/27	0.20%	1D OBFR01	Monthly	(2,047)
Republic Services, Inc.	BNP Paribas SA	502,223	01/28/28	0.20%	1D OBFR01	Monthly	(5,795)
Republic Services, Inc.	UBS AG	13,498,359	04/18/28	0.20%	1D OBFR01	Monthly	275,359
Republic Services, Inc.	UBS AG	43,212	01/14/31	0.20%	1D OBFR01	Monthly	882
ResMed, Inc.	BNP Paribas SA	8,153,243	04/16/26	0.20%	1D OBFR01	Monthly	(65,557)
ResMed, Inc.	SG Americas Securities LLC	5,934,007	12/08/27	0.20%	1D OBFR01	Monthly	174,766
Resolute Mining Ltd.	UBS AG	132,581	04/03/28	0.25%	1D AONIA	Monthly	(12,069)
Resonac Holdings Corp.	Bank of America N.A.	1,009,024	03/15/28	0.25%	1D P TONA	Monthly	59,556
Resonac Holdings Corp.	Bank of America N.A.	2,656,750	03/15/28	0.25%	1D P TONA	Monthly	(20,147)
Resonac Holdings Corp.	Barclays Bank PLC	1,307,188	01/20/27	0.00%	1D P TONA	Monthly	5,306
Resonac Holdings Corp.	BNP Paribas SA	4,043,371	01/14/28	0.15%	1D TONA	Monthly	201,908
Resorttrust, Inc.	Bank of America N.A.	768,447	03/15/28	0.25%	1D P TONA	Monthly	(52,979)
Resorttrust, Inc.	Barclays Bank PLC	494,274	01/20/27	0.00%	1D P TONA	Monthly	(29,336)
Resorttrust, Inc.	BNP Paribas SA	742,311	01/14/28	0.25%	1D TONA	Monthly	(2,373)
Resorttrust, Inc.	UBS AG	239,793	04/03/28	0.25%	1D P TONA	Monthly	(5,576)
Resorttrust, Inc.	UBS AG	1,120,742	01/06/31	0.25%	1D P TONA	Monthly	(77,837)
Restaurant Brands International, Inc.	Barclays Bank PLC	2,386,362	12/23/26	0.20%	CABROVER	Monthly	(64,022)
REV Group, Inc.	Bank of America N.A.	2,480,437	02/15/28	0.20%	1D OBFR01	Monthly	(135,754)
REV Group, Inc.	Barclays Bank PLC	2,058,642	02/16/27	0.20%	1D OBFR01	Monthly	(107,200)
REV Group, Inc.	UBS AG	2,386,313	01/14/31	0.20%	1D OBFR01	Monthly	(124,125)
REVOLUTION Medicines, Inc.	Bank of America N.A.	155,690	02/15/28	0.20%	1D OBFR01	Monthly	(33,242)
REVOLUTION Medicines, Inc.	Barclays Bank PLC	1,186,621	02/16/27	0.20%	1D OBFR01	Monthly	(147,221)
Revolve Group, Inc., Class A	Barclays Bank PLC	3,532,072	12/23/26	0.20%	1D OBFR01	Monthly	(275,594)
Revvity, Inc.	SG Americas Securities LLC	3,192,370	12/08/27	0.20%	1D OBFR01	Monthly	76,853
Rexel SA	Barclays Bank PLC	469,975	02/26/27	0.26%	1D ESTR	Monthly	(3,398)
Rexford Industrial Realty, Inc.	BNP Paribas SA	1,037,971	01/24/28	0.20%	1D OBFR01	Monthly	813
Rheinmetall AG	UBS AG	124,615	01/20/31	0.26%	1D ESTR	Monthly	397
Ricoh Co. Ltd.	Barclays Bank PLC	10,916,199	09/09/27	0.25%	1D P TONA	Monthly	(306,665)
Rightmove PLC	Barclays Bank PLC	1,351,887	02/19/27	0.25%	1D SONIA	Monthly	(14,835)
Rightmove PLC	BNP Paribas SA	192,374	01/13/28	0.25%	1D SONIA	Monthly	(7,678)
Rightmove PLC	UBS AG	248,921	01/03/31	0.25%	1D SONIA	Monthly	(11,099)
RingCentral, Inc., Class A	BNP Paribas SA	12,146,680	04/16/26	0.20%	1D OBFR01	Monthly	(477,932)
RingCentral, Inc., Class A	SG Americas Securities LLC	10,044,816	12/08/27	0.20%	1D OBFR01	Monthly	(1,074,497)
Rinnai Corp.	Bank of America N.A.	249,630	03/15/28	0.15%	1D P TONA	Monthly	(109)
Rinnai Corp.	Barclays Bank PLC	5,788,640	05/12/27	0.00%	1D P TONA	Monthly	(49,651)
Rinnai Corp.	BNP Paribas SA	130,087	01/14/28	0.25%	1D TONA	Monthly	(1,386)
Rinnai Corp.	UBS AG	1,111,791	01/06/31	0.25%	1D P TONA	Monthly	4,488
Rio Tinto Ltd.	BNP Paribas SA	2,403,420	03/22/27	0.25%	1D AONIA	Monthly	(43,843)
Rio Tinto Ltd.	SG Americas Securities LLC	3,633,695	12/08/27	0.30%	1D AONIA	Monthly	(3,794)
Rio2 Ltd.	Bank of America N.A.	223,966	02/15/28	0.20%	CABROVER	Monthly	(19,416)
RioCan Real Estate Investment Trust	Morgan Stanley & Co. International PLC	14,655,988	01/04/27	0.20%	CABROVER	Monthly	(82,169)
RioCan Real Estate Investment Trust	Morgan Stanley & Co. International PLC	11,646,685	01/06/27	0.20%	CABROVER	Monthly	(65,297)
RioCan Real Estate Investment Trust	SG Americas Securities LLC	3,456,251	12/08/27	0.20%	CABROVER	Monthly	16,018
Riot Platforms, Inc.	BNP Paribas SA	5,956,079	01/28/28	0.20%	1D OBFR01	Monthly	(707,371)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Rithm Capital Corp.	Bank of America N.A.	$ 419,290	02/15/28	0.20%	1D OBFR01	Monthly	$ (38,228)
Rithm Capital Corp.	SG Americas Securities LLC	557,199	12/08/27	0.20%	1D OBFR01	Monthly	(22,014)
Robert Half, Inc.	Barclays Bank PLC	24,478,965	12/23/26	0.20%	1D OBFR01	Monthly	5,081,990
Robinhood Markets, Inc., Class A	BNP Paribas SA	1,177,121	01/28/28	0.20%	1D OBFR01	Monthly	(64,437)
ROBLOX Corp., Class A	Barclays Bank PLC	12,359,190	12/23/26	0.20%	1D OBFR01	Monthly	(1,479,132)
Roche Holding AG	Morgan Stanley & Co. International PLC	11,205	01/06/27	0.26%	SSARON	Monthly	348
Rocket Cos, Inc., Class A	Barclays Bank PLC	1,746,247	02/16/27	0.20%	1D OBFR01	Monthly	(268,151)
Rocket Cos, Inc., Class A	BNP Paribas SA	1,597,527	01/28/28	0.20%	1D OBFR01	Monthly	(261,151)
Rocket Cos, Inc., Class A	UBS AG	1,589,708	01/14/31	0.20%	1D OBFR01	Monthly	(217,436)
Rockhopper Exploration PLC	Barclays Bank PLC	376,441	02/19/27	0.25%	1D SONIA	Monthly	2,860
Rockhopper Exploration PLC	UBS AG	110,365	01/03/31	0.25%	1D SONIA	Monthly	2,660
Rockwell Automation, Inc.	Barclays Bank PLC	16,549,627	12/23/26	0.20%	1D OBFR01	Monthly	(142,803)
Rockwell Automation, Inc.	Barclays Bank PLC	18,714,216	02/23/27	0.20%	1D OBFR01	Monthly	(162,038)
Rogers Corp.	Barclays Bank PLC	258,595	12/23/26	0.20%	1D OBFR01	Monthly	(2,465)
Rohm Co. Ltd.	Barclays Bank PLC	6,687,993	09/09/27	0.23%	1D P TONA	Monthly	155,598
Rohm Co. Ltd.	BNP Paribas SA	510,496	03/24/27	0.25%	1D TONA	Monthly	4,349
Rohm Co. Ltd.	BNP Paribas SA	2,454,783	01/21/28	0.25%	1D TONA	Monthly	56,402
Roivant Sciences Ltd.	BNP Paribas SA	7,309,257	04/16/26	0.20%	1D OBFR01	Monthly	(527,019)
Roku, Inc.	Morgan Stanley & Co. International PLC	12,268,077	02/05/27	0.20%	1D FEDL01	Monthly	(1,376,340)
Rolls-Royce Holdings PLC	Barclays Bank PLC	7,297,961	08/17/26	0.25%	1D SONIA	Monthly	(130,893)
Rolls-Royce Holdings PLC	Barclays Bank PLC	17,871,911	12/10/26	0.25%	1D SONIA	Monthly	(320,542)
Rolls-Royce Holdings PLC	Barclays Bank PLC	409,471	02/19/27	0.25%	1D SONIA	Monthly	(7,344)
Roper Technologies, Inc.	Bank of America N.A.	6,702,691	02/15/28	0.20%	1D OBFR01	Monthly	(574,055)
Roper Technologies, Inc.	Barclays Bank PLC	3,075,046	02/16/27	0.20%	1D OBFR01	Monthly	92,660
Roper Technologies, Inc.	Barclays Bank PLC	6,665,343	02/23/27	0.20%	1D OBFR01	Monthly	4,175
Roper Technologies, Inc.	BNP Paribas SA	6,556,284	01/28/28	0.20%	1D OBFR01	Monthly	(204,167)
Roper Technologies, Inc.	UBS AG	1,189,746	01/14/31	0.20%	1D OBFR01	Monthly	(51,184)
Rosebank Industries PLC	Bank of America N.A.	239,892	02/15/28	0.25%	1D SONIA	Monthly	11,268
Rotork PLC	SG Americas Securities LLC	8,851,169	12/08/27	0.25%	1D SONIA	Monthly	463,370
Round One Corp.	Barclays Bank PLC	1,194,377	05/12/27	0.00%	1D P TONA	Monthly	(15,261)
Royal Gold, Inc.	Bank of America N.A.	2,364,214	02/15/28	0.20%	1D OBFR01	Monthly	(232,193)
Royal Gold, Inc.	Barclays Bank PLC	3,150,875	02/16/27	0.20%	1D OBFR01	Monthly	(268,420)
Royal Gold, Inc.	BNP Paribas SA	864,069	01/28/28	0.00%	1D OBFR01	Monthly	(73,612)
Royal Gold, Inc.	UBS AG	924,772	01/14/31	0.20%	1D OBFR01	Monthly	(55,849)
Royal Holdings Co., Ltd.	Barclays Bank PLC	1,563,525	05/12/27	0.24%	1D P TONA	Monthly	(9,271)
Royalty Pharma PLC, Class A	Bank of America N.A.	574,281	02/15/28	0.20%	1D OBFR01	Monthly	30,913
Royalty Pharma PLC, Class A	Barclays Bank PLC	730,042	02/16/27	0.20%	1D OBFR01	Monthly	28,576
Royalty Pharma PLC, Class A	BNP Paribas SA	1,686,752	01/28/28	0.20%	1D OBFR01	Monthly	83,189
Royalty Pharma PLC, Class A	UBS AG	1,704,135	01/14/31	0.20%	1D OBFR01	Monthly	36,214
RP Optical Lab Ltd.	Bank of America N.A.	19,956	02/15/28	0.45%	SHIR	Monthly	625
RP Optical Lab Ltd.	BNP Paribas SA	45,776	01/13/28	0.70%	SHIR	Monthly	931
RTX Corp.	BNP Paribas SA	1,256,076	04/16/26	0.20%	1D OBFR01	Monthly	36,104
RTX Corp.	BNP Paribas SA	3,016,069	01/24/28	0.20%	1D OBFR01	Monthly	70,417
RTX Corp.	BNP Paribas SA	301,782	01/28/28	0.20%	1D OBFR01	Monthly	5,240
RTX Corp.	UBS AG	15,387	01/14/31	0.20%	1D OBFR01	Monthly	85
Rubis SCA	UBS AG	113,096	04/24/28	0.26%	1D ESTR	Monthly	1,661
Rubrik, Inc., Class A	SG Americas Securities LLC	274,209	12/08/27	0.20%	1D OBFR01	Monthly	(60,145)
Rush Street Interactive, Inc., Class A	BNP Paribas SA	11,060,658	04/16/26	0.20%	1D OBFR01	Monthly	(1,154,838)
RWE AG	UBS AG	639,475	01/20/31	0.26%	1D ESTR	Monthly	517
Ryder System, Inc.	Bank of America N.A.	149,583	02/15/28	0.20%	1D OBFR01	Monthly	(2)
Ryerson Holding Corp.	SG Americas Securities LLC	2,178,697	12/08/27	0.20%	1D OBFR01	Monthly	58,669
S&P Global, Inc.	Barclays Bank PLC	15,572,078	02/23/27	0.20%	1D OBFR01	Monthly	(346,920)
Saab AB, Class B	BNP Paribas SA	1,466,269	01/19/28	0.25%	1D STIBOR	Monthly	(13,327)
Sabra Health Care REIT, Inc.	Bank of America N.A.	738,356	02/15/28	0.20%	1D OBFR01	Monthly	(22,215)
Sabra Health Care REIT, Inc.	BNP Paribas SA	526,979	01/28/28	0.20%	1D OBFR01	Monthly	7,969
Sabra Health Care REIT, Inc.	Citibank N.A.	4,849,529	06/25/26	0.20%	1D OBFR01	Monthly	(73,941)
Sabra Health Care REIT, Inc.	UBS AG	629,779	04/21/28	0.20%	1D OBFR01	Monthly	(8,111)
Safehold, Inc.	SG Americas Securities LLC	2,000,560	12/08/27	0.20%	1D OBFR01	Monthly	(73,741)
Safran SA	Barclays Bank PLC	41,041,950	08/17/26	0.26%	1D ESTR	Monthly	(615,171)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Safran SA	Morgan Stanley & Co. International PLC	$ 24,825,437	01/06/27	0.26%	1D ESTR	Monthly	$ (371,359)
Sage Group PLC	Barclays Bank PLC	6,834,119	08/17/26	0.25%	1D SONIA	Monthly	(428,949)
Sage Group PLC	Barclays Bank PLC	3,373,703	02/26/27	0.25%	1D SONIA	Monthly	(211,848)
Sage Group PLC	BNP Paribas SA	12,834,772	08/17/26	0.25%	1D SONIA	Monthly	(1,002,311)
Sage Group PLC	UBS AG	24,835,197	04/18/28	0.10%	1D SONIA	Monthly	(1,862,115)
Sage Group PLC	UBS AG	19,132,488	09/03/29	0.10%	1D SONIA	Monthly	(1,434,532)
Saipem SpA	SG Americas Securities LLC	12,473,305	12/08/27	0.26%	1D ESTR	Monthly	2,829,332
Saipem SpA	UBS AG	10,743,079	04/18/28	0.26%	1D ESTR	Monthly	499,171
Saipem SpA	UBS AG	8,153,079	01/20/31	0.26%	1D ESTR	Monthly	708,610
Sakai Moving Service Co., Ltd.	Bank of America N.A.	135,105	03/15/28	0.25%	1D P TONA	Monthly	(2,972)
Sakata INX Corp.	Barclays Bank PLC	5,328,502	05/12/27	0.00%	1D P TONA	Monthly	(160,562)
Sakata Seed Corp.	SG Americas Securities LLC	6,903,583	12/08/27	0.25%	1D P TONA	Monthly	(259,412)
Salesforce, Inc.	Bank of America N.A.	622,548	02/15/28	0.20%	1D OBFR01	Monthly	(5,208)
Salesforce, Inc.	Barclays Bank PLC	6,107,530	02/23/27	0.20%	1D OBFR01	Monthly	(228,371)
Salesforce, Inc.	BNP Paribas SA	1,739,121	01/28/28	0.20%	1D OBFR01	Monthly	(123,594)
Salesforce, Inc.	SG Americas Securities LLC	12,734,329	12/08/27	0.20%	1D OBFR01	Monthly	(2,301,974)
Sally Beauty Holdings, Inc.	Morgan Stanley & Co. International PLC	116,739	02/08/27	0.20%	1D FEDL01	Monthly	(5,968)
Salmar ASA	BNP Paribas SA	652,912	03/18/27	0.25%	NOWA	Monthly	56,334
Salzgitter AG	Morgan Stanley & Co. International PLC	14,722,361	01/04/27	0.26%	1D ESTR	Monthly	(1,360,554)
Samhallsbyggnadsbolaget i Norden AB, Class B	Morgan Stanley & Co. International PLC	3,515,890	01/04/27	0.26%	1D STIBOR	Monthly	(16,771)
Sampo OYJ, Class A	BNP Paribas SA	3,997,565	08/17/26	0.26%	1D ESTR	Monthly	(237,042)
Sampo OYJ, Class A	UBS AG	8,143,932	04/18/28	0.26%	1D ESTR	Monthly	(504,672)
San-A Co. Ltd.	Barclays Bank PLC	2,439,933	05/12/27	0.00%	1D P TONA	Monthly	(87,482)
Sandfire Resources Ltd.	JPMorgan Chase Bank N.A.	3,848,766	02/10/26	0.25%	1D AONIA	Monthly	138,304
Sandfire Resources Ltd.	Morgan Stanley & Co. International PLC	9,326,451	01/07/27	0.29%	1D AONIA	Monthly	173,581
Sandfire Resources Ltd.	SG Americas Securities LLC	4,981,027	12/08/27	0.30%	1D AONIA	Monthly	178,991
Sandisk Corp.	Barclays Bank PLC	388,656	02/16/27	0.20%	1D OBFR01	Monthly	56,209
Sandisk Corp.	BNP Paribas SA	744,774	01/28/28	0.20%	1D OBFR01	Monthly	146,685
Sandisk Corp.	UBS AG	1,480,312	01/14/31	0.20%	1D OBFR01	Monthly	221,354
Sands China Ltd.	BNP Paribas SA	11,328,157	09/07/26	0.15%	HONIA	Monthly	(1,014,991)
Sands China Ltd.	BNP Paribas SA	2,112,857	07/19/27	0.15%	HONIA	Monthly	(187,386)
Sandvik AB	UBS AG	5,443,576	04/18/28	0.23%	TN STIBOR	Monthly	72,232
Sandvik AB	UBS AG	24,789,054	09/03/29	0.10%	TN STIBOR	Monthly	1,752,561
Sandvik AB	UBS AG	8,778,670	01/20/31	0.25%	TN STIBOR	Monthly	558,114
Sangetsu Corp.	UBS AG	122,182	01/06/31	0.25%	1D P TONA	Monthly	(1,736)
San-In Godo Bank Ltd.	SG Americas Securities LLC	4,604,109	12/08/27	0.25%	1D P TONA	Monthly	90,139
San-In Godo Bank Ltd.	UBS AG	3,983,235	04/03/28	0.25%	1D P TONA	Monthly	(78,693)
Sankyu, Inc.	Barclays Bank PLC	81,643	01/20/27	0.00%	1D P TONA	Monthly	1,763
Sanofi SA	Barclays Bank PLC	13,312,557	08/17/26	0.26%	1D ESTR	Monthly	(14,904)
Sanofi SA	Barclays Bank PLC	101,634	02/19/27	0.26%	1D ESTR	Monthly	(236)
Sanofi SA	Citibank N.A.	337,620	06/25/26	0.26%	1D ESTR	Monthly	(1,168)
Sanofi SA	UBS AG	245,975	01/03/31	0.26%	1D ESTR	Monthly	4,831
Santen Pharmaceutical Co. Ltd.	SG Americas Securities LLC	4,071,394	12/08/27	0.25%	1D P TONA	Monthly	152,842
Santos Ltd.	Barclays Bank PLC	315,886	01/27/27	0.00%	1D AONIA	Monthly	30,850
Santos Ltd.	Barclays Bank PLC	30,399,162	05/12/27	0.00%	1D AONIA	Monthly	2,969,865
Santos Ltd.	SG Americas Securities LLC	27,092,000	12/08/27	0.30%	1D AONIA	Monthly	4,613,593
Sanwa Holdings Corp.	Barclays Bank PLC	169,884	01/20/27	0.00%	1D P TONA	Monthly	(24,915)
Sanwa Holdings Corp.	BNP Paribas SA	141,143	01/14/28	0.15%	1D TONA	Monthly	(23,356)
SAP SE	Bank of America N.A.	519,005	02/15/28	0.26%	1D ESTR	Monthly	(73,122)
SAP SE	Barclays Bank PLC	383,221	02/19/27	0.26%	1D ESTR	Monthly	(43,015)
SAP SE	Citibank N.A.	11,774,975	07/06/26	0.26%	1D ESTR	Monthly	(1,321,696)
SAP SE	SG Americas Securities LLC	28,290,813	12/08/27	0.19%	1D ESTR	Monthly	(5,201,785)
SAP SE	UBS AG	13,459,011	09/03/29	0.26%	1D ESTR	Monthly	(2,426,603)
SAP SE	UBS AG	127,496	01/03/31	0.26%	1D ESTR	Monthly	(21,219)
SAP SE, ADR	Bank of America N.A.	62,498	02/15/28	0.20%	1D OBFR01	Monthly	(9,222)
SAP SE, ADR	Barclays Bank PLC	3,659,469	02/16/27	0.20%	1D OBFR01	Monthly	(428,154)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
SAP SE, ADR	BNP Paribas SA	$ 1,470,950	01/28/28	0.20%	1D OBFR01	Monthly	$ 6,091
SAP SE, ADR	UBS AG	1,331,855	01/14/31	0.20%	1D OBFR01	Monthly	(68,318)
Sartorius AG	Bank of America N.A.	9,761,149	02/15/28	0.26%	1D ESTR	Monthly	(898,710)
Sartorius AG	Barclays Bank PLC	1,434,607	08/17/26	0.26%	1D ESTR	Monthly	(140,555)
SATS ASA	SG Americas Securities LLC	1,088,109	12/08/27	0.26%	NOWA	Monthly	7,898
Saul Centers, Inc.	BNP Paribas SA	14,889	01/28/28	0.20%	1D OBFR01	Monthly	(103)
Savaria Corp.	Morgan Stanley & Co. International PLC	535,442	01/04/27	0.20%	CABROVER	Monthly	(32,271)
Sawai Group Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	3,075,420	01/06/27	0.25%	1D P TONA	Monthly	(53,686)
SBA Communications Corp., Class A	BNP Paribas SA	1,038,922	04/16/26	0.20%	1D OBFR01	Monthly	(5,697)
SBA Communications Corp., Class A	BNP Paribas SA	4,256,121	01/24/28	0.20%	1D OBFR01	Monthly	(26,746)
ScanSource, Inc.	SG Americas Securities LLC	9,207,460	12/08/27	0.20%	1D OBFR01	Monthly	580,589
Scentre Group	Bank of America N.A.	1,524,812	02/15/28	0.25%	1D AONIA	Monthly	(29,381)
Scentre Group	BNP Paribas SA	951,952	01/14/28	0.25%	1D AONIA	Monthly	(24,831)
Scentre Group	UBS AG	786,253	01/03/31	0.25%	1D AONIA	Monthly	(167)
Schindler Holding AG	Morgan Stanley & Co. International PLC	12,435,473	01/06/27	0.26%	SSARON	Monthly	(226,263)
Schindler Holding AG	SG Americas Securities LLC	22,072,232	12/08/27	0.26%	SSARON	Monthly	(620,940)
Schindler Holding AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	1,118	01/04/27	0.26%	SSARON	Monthly	(14)
Schneider Electric SE	Barclays Bank PLC	9,001,397	02/26/27	0.26%	1D ESTR	Monthly	156,433
Schroders PLC	Barclays Bank PLC	10,430,282	12/10/26	0.25%	1D SONIA	Monthly	(171,903)
Schroders PLC	Barclays Bank PLC	4,277,121	02/26/27	0.25%	1D SONIA	Monthly	(86,759)
Schroders PLC	SG Americas Securities LLC	14,750,568	12/08/27	0.24%	1D SONIA	Monthly	1,547,102
Schrodinger, Inc.	SG Americas Securities LLC	3,057,809	12/08/27	0.20%	1D OBFR01	Monthly	(762,398)
Science Applications International Corp.	Barclays Bank PLC	10,440,399	12/23/26	0.20%	1D OBFR01	Monthly	(699,728)
Scorpio Tankers, Inc.	Barclays Bank PLC	6,787,105	12/23/26	0.20%	1D OBFR01	Monthly	735,006
Scout24 SE	BNP Paribas SA	1,418,496	03/24/27	0.26%	1D ESTR	Monthly	(33,102)
Sea Ltd., ADR	SG Americas Securities LLC	5,159,677	12/08/27	0.20%	1D OBFR01	Monthly	(679,239)
Seaboard Corp.	Barclays Bank PLC	6,722,731	12/23/26	0.20%	1D OBFR01	Monthly	346,721
Seabridge Gold, Inc.	Barclays Bank PLC	274,967	12/23/26	0.20%	CABROVER	Monthly	(62,371)
Seadrill Ltd.	Morgan Stanley & Co. International PLC	2,246,111	02/08/27	0.20%	1D FEDL01	Monthly	23,594
Secom Co. Ltd.	Citibank N.A.	10,315,625	02/26/26	0.25%	1D P TONA	Monthly	(208,421)
Securitas AB, Class B	Barclays Bank PLC	3,632,983	08/17/26	0.26%	1D STIBOR	Monthly	(9,650)
Securitas AB, Class B	Citibank N.A.	8,119,554	07/06/26	0.10%	TN STIBOR	Monthly	(31,407)
Securitas AB, Class B	Citibank N.A.	19,120,816	07/06/26	0.10%	TN STIBOR	Monthly	(80,216)
Securitas AB, Class B	SG Americas Securities LLC	735,438	12/08/27	0.26%	1D STIBOR	Monthly	1,859
SEEK Ltd.	Barclays Bank PLC	15,184,768	09/09/27	0.00%	1D AONIA	Monthly	(1,147,781)
SEEK Ltd.	Morgan Stanley & Co. International PLC	1,707,660	01/07/27	0.29%	1D AONIA	Monthly	(117,811)
SEEK Ltd.	SG Americas Securities LLC	21,400,285	12/08/27	0.30%	1D AONIA	Monthly	(2,331,890)
SEI Investments Co.	Barclays Bank PLC	11,863,447	12/23/26	0.20%	1D OBFR01	Monthly	227,085
Seibu Holdings, Inc.	Barclays Bank PLC	301,783	01/20/27	0.15%	1D P TONA	Monthly	(5,026)
Seiko Epson Corp.	BNP Paribas SA	9,718,312	03/24/27	0.25%	1D TONA	Monthly	(323,602)
Seino Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	6,456,107	01/06/27	0.25%	1D P TONA	Monthly	(90,590)
Seino Holdings Co. Ltd.	UBS AG	313,610	01/06/31	0.25%	1D P TONA	Monthly	(3,819)
Sekisui Chemical Co., Ltd.	Barclays Bank PLC	26,554	01/20/27	0.00%	1D P TONA	Monthly	(22)
Sekisui Chemical Co., Ltd.	BNP Paribas SA	2,809,827	01/14/28	0.15%	1D TONA	Monthly	27,228
Sekisui House Ltd.	Barclays Bank PLC	2,080,998	01/20/27	0.15%	1D P TONA	Monthly	(43,985)
Sekisui House Ltd.	BNP Paribas SA	373,326	01/14/28	0.25%	1D TONA	Monthly	(18,965)
Sekisui House Ltd.	SG Americas Securities LLC	20,320,987	12/08/27	0.25%	1D P TONA	Monthly	(180,409)
Sekisui House Ltd.	UBS AG	897,224	01/06/31	0.15%	1D P TONA	Monthly	(30,267)
Sekisui House Reit, Inc.	SG Americas Securities LLC	2,882,544	12/08/27	0.25%	1D P TONA	Monthly	5,425
Sempra	Barclays Bank PLC	34,643	02/16/27	0.20%	1D OBFR01	Monthly	509
Sempra	BNP Paribas SA	942,426	01/28/28	0.20%	1D OBFR01	Monthly	6,679
Sempra	UBS AG	286,942	01/14/31	0.20%	1D OBFR01	Monthly	(15,732)
SentinelOne, Inc., Class A	Bank of America N.A.	1,755,720	02/15/28	0.20%	1D OBFR01	Monthly	(49,936)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Serco Group PLC	SG Americas Securities LLC	$ 13,052,556	12/08/27	0.25%	1D SONIA	Monthly	$ 367,623
Seria Co., Ltd.	Barclays Bank PLC	3,235,991	05/12/27	0.00%	1D P TONA	Monthly	(120,963)
Service Corp. International	Barclays Bank PLC	31,266	02/16/27	0.20%	1D OBFR01	Monthly	(220)
Service Corp. International	BNP Paribas SA	390,088	01/28/28	0.20%	1D OBFR01	Monthly	(6,115)
Service Corp. International	UBS AG	123,068	01/14/31	0.20%	1D OBFR01	Monthly	(2,503)
Service Stream Ltd.	Morgan Stanley & Co. International PLC	8,491,378	01/06/27	0.29%	1D AONIA	Monthly	214,277
ServiceNow, Inc.	Bank of America N.A.	575,311	02/15/28	0.20%	1D OBFR01	Monthly	(64,563)
ServiceNow, Inc.	Barclays Bank PLC	5,558,784	02/23/27	0.20%	1D OBFR01	Monthly	(411,163)
ServiceNow, Inc.	Morgan Stanley & Co. International PLC	2,777,886	02/05/27	0.20%	1D FEDL01	Monthly	(279,723)
ServiceNow, Inc.	UBS AG	267,353	01/14/31	0.20%	1D OBFR01	Monthly	(21,632)
ServiceTitan, Inc., Class A	Bank of America N.A.	40,279	02/15/28	0.20%	1D OBFR01	Monthly	(5,261)
ServiceTitan, Inc., Class A	Barclays Bank PLC	724,160	02/16/27	0.20%	1D OBFR01	Monthly	(97,440)
ServiceTitan, Inc., Class A	BNP Paribas SA	681,349	01/28/28	0.20%	1D OBFR01	Monthly	(75,076)
ServiceTitan, Inc., Class A	UBS AG	201,937	01/14/31	0.20%	1D OBFR01	Monthly	(26,377)
SES AI Corp.	Bank of America N.A.	379,069	02/15/28	0.20%	1D OBFR01	Monthly	(53,551)
SES AI Corp.	BNP Paribas SA	101,179	01/28/28	0.20%	1D OBFR01	Monthly	(6,089)
SGS SA	UBS AG	20,043,284	01/20/31	0.26%	SSARON	Monthly	(258,236)
SGS SA, Registered Shares	UBS AG	2,302,859	04/18/28	0.15%	SSARON	Monthly	(26,862)
SGS SA, Registered Shares	UBS AG	27,647,127	04/02/30	0.18%	SSARON	Monthly	(873,647)
Shaftesbury Capital PLC	SG Americas Securities LLC	10,819,388	12/08/27	0.25%	1D SONIA	Monthly	(237,762)
Shake Shack, Inc., Class A	Barclays Bank PLC	2,353,267	12/23/26	0.20%	1D OBFR01	Monthly	(102,172)
SharkNinja, Inc.	Bank of America N.A.	448,676	02/15/28	0.20%	1D OBFR01	Monthly	(18,073)
SharkNinja, Inc.	Barclays Bank PLC	116,904	02/16/27	0.20%	1D OBFR01	Monthly	(5,441)
SharkNinja, Inc.	BNP Paribas SA	461,942	01/28/28	0.20%	1D OBFR01	Monthly	(17,510)
SharkNinja, Inc.	UBS AG	134,558	01/14/31	0.20%	1D OBFR01	Monthly	(9,384)
Sharp Corp.	Barclays Bank PLC	27,345,213	05/12/27	0.23%	1D P TONA	Monthly	(1,325,470)
Sharplink Gaming, Inc.	Bank of America N.A.	313,947	02/15/28	0.20%	1D OBFR01	Monthly	(60,529)
Sharplink Gaming, Inc.	Barclays Bank PLC	932,523	02/16/27	0.20%	1D OBFR01	Monthly	(85,815)
Sharplink Gaming, Inc.	BNP Paribas SA	901,372	01/28/28	0.00%	1D OBFR01	Monthly	(95,894)
Sharplink Gaming, Inc.	Morgan Stanley & Co. International PLC	100,020	02/08/27	0.20%	1D FEDL01	Monthly	(9,204)
Sharplink Gaming, Inc.	UBS AG	276,263	01/14/31	0.20%	1D OBFR01	Monthly	(41,281)
Shawbrook Group PLC	UBS AG	200,466	01/03/31	0.25%	1D SONIA	Monthly	11,195
Shell PLC	Barclays Bank PLC	1,671,686	02/19/27	0.25%	1D SONIA	Monthly	68,508
Shell PLC	BNP Paribas SA	1,744,048	01/13/28	0.25%	1D SONIA	Monthly	60,840
Sheng Siong Group Ltd.	Goldman Sachs Bank USA	842,236	08/19/26	0.30%	SORA	Monthly	268
Sheng Siong Group Ltd.	Morgan Stanley & Co. International PLC	3,868,903	01/06/27	0.30%	SORA	Monthly	15,514
Sherwin-Williams Co.	Bank of America N.A.	758,984	02/15/28	0.20%	1D OBFR01	Monthly	(4,310)
SHIFT, Inc.	Barclays Bank PLC	3,419,399	05/12/27	0.25%	1D P TONA	Monthly	(303,663)
Shimamura Co. Ltd.	UBS AG	115,583	04/03/28	0.25%	1D P TONA	Monthly	(1,640)
Shimizu Corp.	Bank of America N.A.	3,666,164	03/15/28	0.25%	1D P TONA	Monthly	(109,054)
Shimizu Corp.	Barclays Bank PLC	1,835,596	01/20/27	0.00%	1D P TONA	Monthly	2,452
Shimizu Corp.	Barclays Bank PLC	12,092,079	09/09/27	0.00%	1D P TONA	Monthly	(104,812)
Shimizu Corp.	BNP Paribas SA	13,839,492	09/07/26	0.25%	1D TONA	Monthly	(752,949)
Shimizu Corp.	BNP Paribas SA	18,206,003	03/24/27	0.25%	1D TONA	Monthly	(990,512)
Shimizu Corp.	BNP Paribas SA	1,173,404	01/14/28	0.25%	1D TONA	Monthly	(6,643)
Shimizu Corp.	BNP Paribas SA	2,122,180	01/21/28	0.25%	1D TONA	Monthly	(23,076)
Shimizu Corp.	Goldman Sachs Bank USA	65,732	08/19/26	0.05%	1D P TONA	Monthly	(3,576)
Shimizu Corp.	Goldman Sachs Bank USA	1,891,216	08/19/26	0.25%	1D P TONA	Monthly	(102,893)
Shimizu Corp.	SG Americas Securities LLC	16,168,565	12/08/27	0.24%	1D P TONA	Monthly	(87,869)
Shimizu Corp.	SG Americas Securities LLC	13,577,549	12/08/27	0.25%	1D P TONA	Monthly	(71,895)
Shimizu Corp.	UBS AG	14,934,407	04/18/28	0.25%	1D P TONA	Monthly	(812,518)
Shimizu Corp.	UBS AG	3,521,380	09/03/29	0.25%	1D P TONA	Monthly	(191,583)
Shimizu Corp.	UBS AG	4,686,056	01/06/31	0.25%	1D P TONA	Monthly	(66,962)
Shin-Etsu Chemical Co. Ltd.	Bank of America N.A.	948,819	03/15/28	0.15%	1D P TONA	Monthly	(21,474)
Shinmaywa Industries Ltd.	Barclays Bank PLC	3,932,379	05/12/27	0.23%	1D P TONA	Monthly	(46,637)
Shiseido Co. Ltd.	SG Americas Securities LLC	3,387,264	12/08/27	0.25%	1D P TONA	Monthly	407,849
Shizuoka Financial Group, Inc.	BNP Paribas SA	5,428,265	09/07/26	0.25%	1D TONA	Monthly	(212,184)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Shizuoka Financial Group, Inc.	BNP Paribas SA	$ 10,154,103	03/24/27	0.25%	1D TONA	Monthly	$ (336,174)
Shizuoka Financial Group, Inc.	BNP Paribas SA	2,372,991	01/21/28	0.25%	1D TONA	Monthly	21,865
SHO-BOND Holdings Co., Ltd.	Morgan Stanley & Co. International PLC	851,554	01/06/27	0.25%	1D P TONA	Monthly	(17,615)
Shoe Carnival, Inc.	Morgan Stanley & Co. International PLC	5,025,903	02/08/27	0.20%	1D FEDL01	Monthly	(38,644)
SI-BONE, Inc.	Barclays Bank PLC	99,134	12/23/26	0.20%	1D OBFR01	Monthly	(1,992)
Siemens AG	BNP Paribas SA	8,946,589	01/19/28	0.26%	1D ESTR	Monthly	10,545
Siemens AG, Class N, Registered Shares	SG Americas Securities LLC	1,020,174	12/08/27	0.26%	1D ESTR	Monthly	13,190
Siemens Energy AG	Bank of America N.A.	2,380,178	02/15/28	0.26%	1D ESTR	Monthly	288,484
Siemens Energy AG	Bank of America N.A.	3,877,680	02/15/28	0.26%	1D ESTR	Monthly	35,779
Siemens Energy AG	JPMorgan Chase Bank N.A.	27,843,061	02/10/26	0.16%	1D ESTR	Monthly	4,575,827
Siemens Energy AG	JPMorgan Chase Bank N.A.	39,335,198	02/10/26	0.16%	1D ESTR	Monthly	6,464,485
Siemens Energy AG	Morgan Stanley & Co. International PLC	11,170,216	01/06/27	0.26%	1D ESTR	Monthly	506,779
SIG Group AG	Barclays Bank PLC	102,326	02/19/27	0.26%	SSARON	Monthly	1,052
SIG Group AG	UBS AG	249,221	01/07/31	0.26%	SSARON	Monthly	9,293
SIGMAXYZ Holdings, Inc.	UBS AG	2,526,440	04/03/28	0.25%	1D P TONA	Monthly	(296,831)
Signet Jewelers Ltd.	UBS AG	3,472,796	04/21/28	0.20%	1D OBFR01	Monthly	(31,125)
Sika AG	BNP Paribas SA	2,125,749	01/19/28	0.26%	SSARON	Monthly	14
Sika AG, Registered Shares	Morgan Stanley & Co. International PLC	7,421,125	01/06/27	0.26%	SSARON	Monthly	(13,385)
Siltronic AG	BNP Paribas SA	1,516,082	03/24/27	0.26%	1D ESTR	Monthly	(91,645)
Siltronic AG	Citibank N.A.	1,157,996	06/25/26	0.26%	1D ESTR	Monthly	(48,100)
Silvercorp Metals, Inc.	Morgan Stanley & Co. International PLC	2,804,080	01/04/27	0.20%	CABROVER	Monthly	(518,482)
Simon Property Group, Inc.	Bank of America N.A.	1,660,181	02/15/28	0.20%	1D OBFR01	Monthly	58,548
Simon Property Group, Inc.	Barclays Bank PLC	328,553	02/16/27	0.20%	1D OBFR01	Monthly	11,023
Simon Property Group, Inc.	BNP Paribas SA	806,341	01/28/28	0.20%	1D OBFR01	Monthly	34,084
Simon Property Group, Inc.	SG Americas Securities LLC	1,304,180	12/08/27	0.20%	1D OBFR01	Monthly	44,938
Sims Ltd.	Morgan Stanley & Co. International PLC	1,308,453	01/06/27	0.29%	1D AONIA	Monthly	(17,559)
Singapore Technologies Engineering Ltd.	Barclays Bank PLC	19,088,097	09/09/27	0.00%	SORA	Monthly	811,223
Singapore Technologies Engineering Ltd.	UBS AG	3,749,890	04/18/28	0.25%	SORA	Monthly	85,447
Singapore Technologies Engineering Ltd.	UBS AG	9,278,981	01/20/31	0.25%	SORA	Monthly	395,079
Singapore Telecommunications Ltd.	Citibank N.A.	2,924,342	02/25/26	0.30%	SORA	Monthly	32,979
Singapore Telecommunications Ltd.	UBS AG	1,073,196	04/18/28	0.25%	SORA	Monthly	389
Singapore Telecommunications Ltd.	UBS AG	1,076,697	01/20/31	0.25%	SORA	Monthly	31,532
Sino Land Co. Ltd.	Bank of America N.A.	358,761	02/15/28	0.15%	HONIA	Monthly	8,436
Sino Land Co. Ltd.	BNP Paribas SA	1,095,917	01/14/28	0.30%	HONIA	Monthly	11,696
Sino Land Co. Ltd.	UBS AG	771,014	01/04/30	0.25%	HONIA	Monthly	14,548
Sirius XM Holdings, Inc.	Bank of America N.A.	4,833,399	02/15/28	0.20%	1D OBFR01	Monthly	(1,353)
Sirius XM Holdings, Inc.	Barclays Bank PLC	1,798,750	02/16/27	0.20%	1D OBFR01	Monthly	1,329
Sirius XM Holdings, Inc.	BNP Paribas SA	3,252,509	04/16/26	0.20%	1D OBFR01	Monthly	(87,107)
Sirius XM Holdings, Inc.	UBS AG	1,980,866	01/14/31	0.20%	1D OBFR01	Monthly	(26,574)
SITC International Holdings Co., Ltd.	Bank of America N.A.	1,469,760	02/15/28	0.30%	HONIA	Monthly	61,251
SITC International Holdings Co., Ltd.	Barclays Bank PLC	309,878	01/20/27	0.47%	HONIA	Monthly	22,463
SITC International Holdings Co., Ltd.	SG Americas Securities LLC	605,059	12/08/27	0.29%	1D HIBOR	Monthly	40,953
SITC International Holdings Co., Ltd.	UBS AG	576,470	01/04/30	0.25%	HONIA	Monthly	(1,407)
SiteOne Landscape Supply, Inc.	Bank of America N.A.	5,362,307	02/15/28	0.20%	1D OBFR01	Monthly	(48,169)
SiteOne Landscape Supply, Inc.	Barclays Bank PLC	7,196,446	02/16/27	0.20%	1D OBFR01	Monthly	(179,350)
SiteOne Landscape Supply, Inc.	BNP Paribas SA	2,025,558	01/28/28	0.20%	1D OBFR01	Monthly	(69,681)
Six Flags Entertainment Corp.	JPMorgan Chase Bank N.A.	552,703	02/10/26	0.20%	1D OBFR01	Monthly	98,323
Six Flags Entertainment Corp.	UBS AG	3,653,686	04/21/28	0.20%	1D OBFR01	Monthly	490,073
Skanska AB, Class B	Bank of America N.A.	202,267	02/15/28	0.26%	1D STIBOR	Monthly	(292)
Skanska AB, Class B	SG Americas Securities LLC	33,564,798	12/08/27	0.18%	1D STIBOR	Monthly	349,362
Skanska AB, Class B	SG Americas Securities LLC	47,012,115	12/08/27	0.17%	1D STIBOR	Monthly	488,677

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
SKF AB, Class B	BNP Paribas SA	$ 4,618,468	11/16/27	0.25%	1D STIBOR	Monthly	$ (338,803)
SKF AB, Class B	SG Americas Securities LLC	2,466,031	12/08/27	0.26%	1D STIBOR	Monthly	(165,645)
Skylark Holdings Co. Ltd.	Barclays Bank PLC	75,066	01/20/27	0.23%	1D P TONA	Monthly	(1,814)
Skylark Holdings Co. Ltd.	Barclays Bank PLC	2,792,035	05/12/27	0.23%	1D P TONA	Monthly	(67,486)
Skylark Holdings Co. Ltd.	BNP Paribas SA	189,461	01/14/28	0.25%	1D TONA	Monthly	(8,367)
Skylark Holdings Co. Ltd.	SG Americas Securities LLC	6,010,097	12/08/27	0.25%	1D P TONA	Monthly	(324,968)
Skyward Specialty Insurance Group, Inc.	SG Americas Securities LLC	705,833	12/08/27	0.20%	1D OBFR01	Monthly	(13,152)
SkyWest, Inc.	Barclays Bank PLC	5,981,130	12/23/26	0.20%	1D OBFR01	Monthly	(397,545)
Skyworks Solutions, Inc.	Barclays Bank PLC	225,195	12/23/26	0.20%	1D OBFR01	Monthly	(14,756)
Skyworks Solutions, Inc.	Barclays Bank PLC	3,982,078	02/23/27	0.20%	1D OBFR01	Monthly	(261,045)
Skyworks Solutions, Inc.	Citibank N.A.	26,669,383	02/24/28	0.20%	1D OBFR01	Monthly	(1,686,784)
Skyworks Solutions, Inc.	JPMorgan Chase Bank N.A.	6,384,708	02/09/26	0.20%	1D OBFR01	Monthly	(515,745)
SL Green Realty Corp.	Barclays Bank PLC	2,981,653	12/23/26	0.20%	1D OBFR01	Monthly	(111,524)
SM Energy Co.	Bank of America N.A.	8,060,485	02/15/28	0.20%	1D OBFR01	Monthly	496,638
SM Energy Co.	BNP Paribas SA	1,340,226	04/16/26	0.20%	1D OBFR01	Monthly	60,407
SMA Solar Technology AG	Barclays Bank PLC	2,999,854	12/10/26	0.26%	1D ESTR	Monthly	(119,260)
SmartFinancial, Inc.	SG Americas Securities LLC	880,023	12/08/27	0.20%	1D OBFR01	Monthly	43,007
SMG Swiss Marketplace Group AG	Bank of America N.A.	297,360	02/15/28	0.26%	SSARON	Monthly	(18,784)
SMG Swiss Marketplace Group AG	Barclays Bank PLC	270,698	02/19/27	0.26%	SSARON	Monthly	(21,816)
SMG Swiss Marketplace Group AG	BNP Paribas SA	195,086	01/14/28	0.26%	SSARON	Monthly	(4,760)
Smith & Nephew PLC	Bank of America N.A.	303,210	02/15/28	0.25%	1D SONIA	Monthly	7,062
Smith & Nephew PLC	Citibank N.A.	4,769,224	07/06/26	0.25%	1D SONIA	Monthly	38,731
Smith & Nephew PLC	UBS AG	2,400,116	04/18/28	0.25%	1D SONIA	Monthly	25,157
Smiths Group PLC	Bank of America N.A.	597,064	02/15/28	0.25%	1D SONIA	Monthly	(4,874)
Smiths Group PLC	Barclays Bank PLC	41,812,262	08/17/26	0.25%	1D SONIA	Monthly	(1,729,285)
Smiths Group PLC	Barclays Bank PLC	467,030	02/19/27	0.25%	1D SONIA	Monthly	(19,316)
Smiths Group PLC	BNP Paribas SA	12,811,700	03/22/27	0.25%	1D SONIA	Monthly	(261,415)
Smiths Group PLC	BNP Paribas SA	755,430	01/13/28	0.00%	1D SONIA	Monthly	(30,612)
Smiths Group PLC	Goldman Sachs Bank USA	2,918,121	08/19/26	0.25%	1D SONIA	Monthly	(59,543)
Smiths Group PLC	SG Americas Securities LLC	9,423,831	12/08/27	0.25%	1D SONIA	Monthly	261,351
Smiths Group PLC	UBS AG	3,596,757	04/18/28	0.25%	1D SONIA	Monthly	(73,390)
Smiths Group PLC	UBS AG	953,629	01/03/31	0.25%	1D SONIA	Monthly	(28,495)
Societe Generale SA	Barclays Bank PLC	552,785	02/19/27	0.26%	1D ESTR	Monthly	14,528
Societe Generale SA	Citibank N.A.	39,306,241	07/06/26	0.15%	1D ESTR	Monthly	1,782,500
Societe Generale SA	UBS AG	24,612,926	04/18/28	0.26%	1D ESTR	Monthly	1,021,926
Societe Generale SA	UBS AG	203,315	01/03/31	0.26%	1D ESTR	Monthly	13,480
Sodexo SA	Morgan Stanley & Co. International PLC	4,739,742	01/06/27	0.26%	1D ESTR	Monthly	58,167
SoFi Technologies, Inc.	Bank of America N.A.	1,790,283	02/15/28	0.20%	1D OBFR01	Monthly	(197,871)
SoFi Technologies, Inc.	Barclays Bank PLC	1,821,691	02/16/27	0.20%	1D OBFR01	Monthly	(115,982)
SoFi Technologies, Inc.	BNP Paribas SA	1,032,525	01/28/28	0.20%	1D OBFR01	Monthly	(129,842)
SoFi Technologies, Inc.	SG Americas Securities LLC	1,025,546	12/08/27	0.20%	1D OBFR01	Monthly	(64,241)
SoFi Technologies, Inc.	UBS AG	4,739,381	01/14/31	0.20%	1D OBFR01	Monthly	(575,438)
Sofina SA	SG Americas Securities LLC	1,741,409	12/08/27	0.26%	1D ESTR	Monthly	(68,708)
SoftBank Corp.	Barclays Bank PLC	18,997,053	01/26/27	0.24%	1D P TONA	Monthly	(358,622)
SoftBank Corp.	Barclays Bank PLC	4,519,596	05/12/27	0.24%	1D P TONA	Monthly	(34,721)
SoftBank Corp.	BNP Paribas SA	14,836,974	03/24/27	0.25%	1D TONA	Monthly	(356,245)
SoftBank Group Corp.	Barclays Bank PLC	24,436	01/26/27	0.00%	1D P TONA	Monthly	141
Softcat PLC	Barclays Bank PLC	1,467,799	12/10/26	0.25%	1D SONIA	Monthly	29,523
SOITEC	JPMorgan Chase Bank N.A.	904,558	02/10/26	0.26%	1D ESTR	Monthly	8,790
SOITEC	UBS AG	2,288,584	04/24/28	0.26%	1D ESTR	Monthly	(185,562)
SolarEdge Technologies, Inc.	SG Americas Securities LLC	4,781,443	12/08/27	0.20%	1D OBFR01	Monthly	109,028
Solaris Energy Infrastructure, Inc., Class A	Bank of America N.A.	638,097	02/15/28	0.00%	1D OBFR01	Monthly	(2,419)
Solaris Energy Infrastructure, Inc., Class A	Barclays Bank PLC	685,109	02/16/27	0.20%	1D OBFR01	Monthly	(21,173)
Solaris Energy Infrastructure, Inc., Class A	BNP Paribas SA	1,974,629	01/28/28	0.00%	1D OBFR01	Monthly	(62,737)
Solaris Energy Infrastructure, Inc., Class A	UBS AG	2,107,427	01/14/31	0.20%	1D OBFR01	Monthly	2,321
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Solarworld AG	BNP Paribas SA	$ 1	08/17/26	0.26%	1D ESTR	Monthly	$ —
Solarworld AG	BNP Paribas SA	—	03/24/27	0.26%	1D ESTR	Monthly	—
Solstice Advanced Materials, Inc.	Bank of America N.A.	40,896	02/15/28	0.20%	1D OBFR01	Monthly	(4)
Solvay SA	Barclays Bank PLC	533,898	02/19/27	0.26%	1D ESTR	Monthly	(19,136)
Solvay SA	BNP Paribas SA	274,782	01/13/28	0.25%	1D ESTR	Monthly	365
Solvay SA	UBS AG	200,683	01/03/31	0.26%	1D ESTR	Monthly	(19,567)
Somnigroup International, Inc.	Bank of America N.A.	134,985	02/15/28	0.20%	1D OBFR01	Monthly	(8,833)
Somnigroup International, Inc.	Barclays Bank PLC	525,774	02/16/27	0.20%	1D OBFR01	Monthly	(38,031)
Somnigroup International, Inc.	BNP Paribas SA	508,997	01/28/28	0.00%	1D OBFR01	Monthly	(11,326)
Somnigroup International, Inc.	UBS AG	2,097,524	01/14/31	0.20%	1D OBFR01	Monthly	(132,319)
Sompo Holdings, Inc.	BNP Paribas SA	14,826	03/24/27	0.25%	1D TONA	Monthly	(1,032)
Sonae SGPS SA	Morgan Stanley & Co. International PLC	8,518,609	01/04/27	0.26%	1D ESTR	Monthly	40,592
Sonic Healthcare Ltd.	Barclays Bank PLC	2,113,339	09/09/27	0.00%	1D AONIA	Monthly	(49,851)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	8,999,093	01/07/27	0.29%	1D AONIA	Monthly	(212,278)
Sonova Holding AG	Citibank N.A.	27,641,985	07/06/26	0.11%	SSARON	Monthly	(1,345,949)
Sonova Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	7,756,741	01/06/27	0.26%	SSARON	Monthly	(377,693)
Sony Group Corp.	Bank of America N.A.	14,293,140	02/15/28	0.25%	1D P TONA	Monthly	(1,800,796)
Sony Group Corp.	Bank of America N.A.	471,787	03/15/28	0.15%	1D P TONA	Monthly	(26,419)
Sony Group Corp.	Barclays Bank PLC	248,699	01/20/27	0.00%	1D P TONA	Monthly	(14,991)
Sony Group Corp.	BNP Paribas SA	59,409,985	09/07/26	0.25%	1D TONA	Monthly	(7,063,845)
Sony Group Corp.	BNP Paribas SA	282,487	01/14/28	0.25%	1D TONA	Monthly	(24,527)
Sony Group Corp.	BNP Paribas SA	1,891,105	01/21/28	0.25%	1D TONA	Monthly	(114,044)
Sony Group Corp.	SG Americas Securities LLC	1,466,445	12/08/27	0.25%	1D P TONA	Monthly	(17,898)
Sony Group Corp.	UBS AG	1,957,918	01/06/31	0.25%	1D P TONA	Monthly	(94,870)
South Bow Corp.	Barclays Bank PLC	226,093	12/23/26	0.15%	CABROVER	Monthly	4,684
South32 Ltd.	BNP Paribas SA	15,517,051	03/22/27	0.25%	1D AONIA	Monthly	1,533,879
South32 Ltd.	Morgan Stanley & Co. International PLC	4,340,498	01/07/27	0.29%	1D AONIA	Monthly	147,226
Southern Co.	Bank of America N.A.	3,775,316	02/15/28	0.20%	1D OBFR01	Monthly	12,232
Southern Co.	Barclays Bank PLC	962,172	02/16/27	0.20%	1D OBFR01	Monthly	19,791
Southern Co.	BNP Paribas SA	1,510,953	01/28/28	0.20%	1D OBFR01	Monthly	5,442
Southern Co.	UBS AG	1,004,361	01/14/31	0.20%	1D OBFR01	Monthly	10,290
Southwest Gas Holdings, Inc.	Morgan Stanley & Co. International PLC	113,542	02/08/27	0.20%	1D FEDL01	Monthly	253
SpareBank 1 SMN	Morgan Stanley & Co. International PLC	5,901,068	01/04/27	0.26%	NOWA	Monthly	(107,782)
Sparebanken Norge	Barclays Bank PLC	1,773,163	12/11/26	0.28%	NOWA	Monthly	30,282
Spectrum Brands Holdings, Inc.	Barclays Bank PLC	626,421	12/23/26	0.20%	1D OBFR01	Monthly	(13,403)
Spectrum Brands Holdings, Inc.	Goldman Sachs Bank USA	1,700,171	08/19/26	0.20%	1D FEDL01	Monthly	6,429
SPIE SA	Morgan Stanley & Co. International PLC	3,626,833	01/06/27	0.26%	1D ESTR	Monthly	(57,122)
Sportradar Group AG, Class A	UBS AG	8,472,148	04/18/28	0.20%	1D OBFR01	Monthly	(561,464)
Spotify Technology SA	BNP Paribas SA	21,905,905	04/16/26	0.20%	1D OBFR01	Monthly	(353,829)
Spotify Technology SA	Citibank N.A.	7,848,056	02/24/28	0.20%	1D OBFR01	Monthly	21,449
Sprott, Inc.	Morgan Stanley & Co. International PLC	703,305	01/04/27	0.20%	CABROVER	Monthly	(34,681)
Sprout Social, Inc., Class A	UBS AG	1,599,585	04/21/28	0.20%	1D OBFR01	Monthly	(171,948)
Sprouts Farmers Market, Inc.	Barclays Bank PLC	12,935,201	12/23/26	0.20%	1D OBFR01	Monthly	66,005
Square Enix Holdings Co. Ltd.	BNP Paribas SA	554,719	01/14/28	0.25%	1D TONA	Monthly	(83)
Square Enix Holdings Co. Ltd.	UBS AG	395,231	01/06/31	0.25%	1D P TONA	Monthly	(20,291)
SRG Global Ltd.	Citibank N.A.	864,331	02/25/26	0.30%	1D AONIA	Monthly	396
SRG Global Ltd.	Morgan Stanley & Co. International PLC	1,040,665	01/06/27	0.29%	1D AONIA	Monthly	477
SS&C Technologies Holdings, Inc.	Bank of America N.A.	3,075,651	02/15/28	0.20%	1D OBFR01	Monthly	(138,830)
SS&C Technologies Holdings, Inc.	Barclays Bank PLC	6,231,938	02/16/27	0.20%	1D OBFR01	Monthly	(263,222)
SS&C Technologies Holdings, Inc.	BNP Paribas SA	9,100,013	04/16/26	0.20%	1D OBFR01	Monthly	(354,079)
SSAB AB, Class A	Bank of America N.A.	77,838	02/15/28	0.26%	1D STIBOR	Monthly	(4,338)
SSAB AB, Class B	SG Americas Securities LLC	8,942,224	12/08/27	0.26%	1D STIBOR	Monthly	(63,460)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
SSP Group Plc	Barclays Bank PLC	$ 3,393,562	12/10/26	0.25%	1D SONIA	Monthly	$ (210,773)
SSR Mining, Inc.	Morgan Stanley & Co. International PLC	5,409,278	01/04/27	0.20%	CABROVER	Monthly	(735,417)
SSR Mining, Inc.	Morgan Stanley & Co. International PLC	1,539,893	01/06/27	0.20%	CABROVER	Monthly	(205,491)
St James’s Place PLC	Bank of America N.A.	1,158,276	02/15/28	0.25%	1D SONIA	Monthly	15,876
St James’s Place PLC	BNP Paribas SA	802,757	01/13/28	0.25%	1D SONIA	Monthly	3,479
St James’s Place PLC	UBS AG	3,826,474	01/03/31	0.25%	1D SONIA	Monthly	51,617
Standard Chartered PLC	BNP Paribas SA	14,649,113	03/22/27	0.25%	1D SONIA	Monthly	202,812
Standard Chartered PLC	BNP Paribas SA	292,896	01/13/28	0.25%	1D SONIA	Monthly	(597)
Standard Chartered PLC	BNP Paribas SA	10,849,706	01/19/28	0.25%	1D SONIA	Monthly	89,619
Standard Chartered PLC	SG Americas Securities LLC	29,755,446	12/08/27	0.25%	1D SONIA	Monthly	783,494
Standard Chartered PLC	UBS AG	102,222	01/03/31	0.25%	1D SONIA	Monthly	1,070
Standard Motor Products, Inc.	BNP Paribas SA	8,353,225	04/16/26	0.20%	1D OBFR01	Monthly	(39,559)
Standard Motor Products, Inc.	SG Americas Securities LLC	5,241,574	12/08/27	0.20%	1D OBFR01	Monthly	134,641
Stanley Electric Co. Ltd.	BNP Paribas SA	1,261,399	03/24/27	0.25%	1D TONA	Monthly	(81,357)
Stantec, Inc.	BNP Paribas SA	30,237,999	08/17/26	0.20%	CABROVER	Monthly	(660,011)
Stantec, Inc.	Goldman Sachs Bank USA	2,332,717	08/18/26	0.20%	1D CORRA	Monthly	(50,733)
Stantec, Inc.	Goldman Sachs Bank USA	1,091,951	08/19/26	0.20%	1D CORRA	Monthly	(23,748)
Stantec, Inc.	Morgan Stanley & Co. International PLC	7,906,800	01/06/27	0.20%	CABROVER	Monthly	(288,560)
Stantec, Inc.	SG Americas Securities LLC	5,360,895	12/08/27	0.20%	CABROVER	Monthly	9,552
Stantec, Inc.	UBS AG	7,395,059	04/18/28	0.25%	1D CORRA	Monthly	(160,832)
Stantec, Inc.	UBS AG	10,076,970	09/04/29	0.25%	1D CORRA	Monthly	(219,160)
Stantec, Inc.	UBS AG	8,959,760	01/22/31	0.25%	1D CORRA	Monthly	(333,074)
Starwood Property Trust, Inc.	Bank of America N.A.	596,182	02/15/28	0.20%	1D OBFR01	Monthly	(14,193)
Starwood Property Trust, Inc.	Barclays Bank PLC	791,469	02/16/27	0.20%	1D OBFR01	Monthly	(12,016)
Starwood Property Trust, Inc.	BNP Paribas SA	29,397	01/28/28	0.20%	1D OBFR01	Monthly	(673)
State Street Consumer Staples Select Sector SPDR ETF	Bank of America N.A.	5,950,674	02/15/28	0.55%	1D OBFR01	Monthly	77,161
State Street Consumer Staples Select Sector SPDR ETF	UBS AG	3,638,448	01/14/31	0.20%	1D OBFR01	Monthly	50,356
Steel Dynamics, Inc.	Bank of America N.A.	273,848	02/15/28	0.20%	1D OBFR01	Monthly	(4)
Steel Dynamics, Inc.	Barclays Bank PLC	18,417	02/16/27	0.20%	1D OBFR01	Monthly	78
Steel Dynamics, Inc.	BNP Paribas SA	134,699	01/28/28	0.20%	1D OBFR01	Monthly	4,647
Stellantis NV	UBS AG	137,512	01/03/31	0.26%	1D ESTR	Monthly	(1,806)
StepStone Group, Inc., Class A	BNP Paribas SA	596,946	01/28/28	0.00%	1D OBFR01	Monthly	(20,398)
Sterling Infrastructure, Inc.	Bank of America N.A.	1,105,713	02/15/28	0.20%	1D OBFR01	Monthly	48,189
Sterling Infrastructure, Inc.	Barclays Bank PLC	1,431,867	02/16/27	0.20%	1D OBFR01	Monthly	(24,923)
Sterling Infrastructure, Inc.	BNP Paribas SA	596,063	01/28/28	0.00%	1D OBFR01	Monthly	2,362
Stewart Information Services Corp.	UBS AG	116,761	04/21/28	0.20%	1D OBFR01	Monthly	(1,051)
Stifel Financial Corp.	Barclays Bank PLC	5,938,324	12/23/26	0.20%	1D OBFR01	Monthly	(329,530)
Stockland	Barclays Bank PLC	955,180	01/20/27	0.00%	1D AONIA	Monthly	(3,910)
Stockland	BNP Paribas SA	2,282,677	01/14/28	0.25%	1D AONIA	Monthly	(16,645)
Stockland	Morgan Stanley & Co. International PLC	128,010	01/07/27	0.29%	1D AONIA	Monthly	(425)
Storebrand ASA	Morgan Stanley & Co. International PLC	24,765,530	01/04/27	0.26%	NOWA	Monthly	(513,392)
Storebrand ASA	UBS AG	3,938,470	04/24/28	0.25%	NOWA	Monthly	(86,122)
Storytel AB, Class B	Morgan Stanley & Co. International PLC	2,112,181	01/04/27	0.26%	1D STIBOR	Monthly	13,644
Strategic Education, Inc.	Barclays Bank PLC	6,384,092	12/23/26	0.20%	1D OBFR01	Monthly	(95,417)
Stryker Corp.	Barclays Bank PLC	7,680,038	12/23/26	0.20%	1D OBFR01	Monthly	234,459
Stryker Corp.	Barclays Bank PLC	4,840,864	02/16/27	0.20%	1D OBFR01	Monthly	172,217
Stryker Corp.	UBS AG	7,334,164	01/14/31	0.20%	1D OBFR01	Monthly	154,969
SUMCO Corp.	Citibank N.A.	616,090	02/26/26	0.00%	1D P TONA	Monthly	915
SUMCO Corp.	SG Americas Securities LLC	1,953,224	12/08/27	0.25%	1D P TONA	Monthly	60,654
Sumitomo Bakelite Co. Ltd.	SG Americas Securities LLC	1,690,997	12/08/27	0.25%	1D P TONA	Monthly	13,648
Sumitomo Chemical Co., Ltd.	Barclays Bank PLC	34,194,212	05/12/27	0.00%	1D P TONA	Monthly	(585,442)
Sumitomo Chemical Co., Ltd.	Barclays Bank PLC	57,201,093	09/09/27	0.00%	1D P TONA	Monthly	(976,266)
Sumitomo Electric Industries Ltd.	Barclays Bank PLC	145,228	01/26/27	0.00%	1D P TONA	Monthly	(756)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sumitomo Electric Industries Ltd.	BNP Paribas SA	$ 312,453	03/24/27	0.25%	1D TONA	Monthly	$ 2,760
Sumitomo Electric Industries Ltd.	SG Americas Securities LLC	5,357,830	12/08/27	0.25%	1D P TONA	Monthly	70,830
Sumitomo Heavy Industries Ltd.	BNP Paribas SA	12,845,650	03/24/27	0.25%	1D TONA	Monthly	227,776
Sumitomo Mitsui Financial Group, Inc.	SG Americas Securities LLC	21,756,005	12/08/27	0.25%	1D P TONA	Monthly	1,462,652
Sumitomo Mitsui Trust Group, Inc.	Barclays Bank PLC	26,805,871	09/09/27	0.00%	1D P TONA	Monthly	1,055,396
Sumitomo Mitsui Trust Group, Inc.	Goldman Sachs Bank USA	10,266,057	08/19/26	0.25%	1D P TONA	Monthly	37,468
Sumitomo Mitsui Trust Group, Inc.	SG Americas Securities LLC	12,870,574	12/08/27	0.25%	1D P TONA	Monthly	706,033
Sumitomo Mitsui Trust Group, Inc.	UBS AG	9,590,527	04/18/28	0.25%	1D P TONA	Monthly	35,003
Sumitomo Realty & Development Co., Ltd.	BNP Paribas SA	1,964,661	03/24/27	0.25%	1D TONA	Monthly	45,891
Sumitomo Realty & Development Co., Ltd.	UBS AG	14,746,876	09/03/29	0.19%	1D P TONA	Monthly	115,058
Sun Communities, Inc.	BNP Paribas SA	4,881,164	04/16/26	0.20%	1D OBFR01	Monthly	8,198
Sun Life Financial, Inc.	BNP Paribas SA	23,542,249	08/17/26	0.20%	CABROVER	Monthly	(380,628)
Sun Life Financial, Inc.	Morgan Stanley & Co. International PLC	13,055,674	01/06/27	0.20%	CABROVER	Monthly	(78,649)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	19,363,430	01/06/27	0.20%	CABROVER	Monthly	915,762
Suncorp Group Ltd.	Bank of America N.A.	261,037	02/15/28	0.25%	1D AONIA	Monthly	6,857
Suncorp Group Ltd.	Barclays Bank PLC	139,750	01/20/27	0.00%	1D AONIA	Monthly	1,043
Suncorp Group Ltd.	SG Americas Securities LLC	1,300,517	12/08/27	0.30%	1D AONIA	Monthly	(5,310)
Sundrug Co., Ltd.	Barclays Bank PLC	4,421,351	05/12/27	0.00%	1D P TONA	Monthly	(79,324)
Sunrun, Inc.	UBS AG	398,736	04/21/28	0.20%	1D OBFR01	Monthly	(18,926)
Surge Energy, Inc.	Morgan Stanley & Co. International PLC	113,833	01/04/27	0.20%	CABROVER	Monthly	4,624
Suruga Bank Ltd.	Barclays Bank PLC	1,766,903	05/12/27	0.19%	1D P TONA	Monthly	(17,300)
Suruga Bank Ltd.	SG Americas Securities LLC	426,224	12/08/27	0.25%	1D P TONA	Monthly	44,774
Suzuken Co. Ltd.	Bank of America N.A.	3,696,372	02/15/28	0.00%	1D P TONA	Monthly	(48,349)
Suzuken Co. Ltd.	Goldman Sachs Bank USA	2,564,996	08/19/26	0.25%	1D P TONA	Monthly	(33,551)
Suzuken Co. Ltd.	SG Americas Securities LLC	7,450,470	12/08/27	0.25%	1D P TONA	Monthly	(57,682)
Suzuki Motor Corp.	Barclays Bank PLC	48,291,802	09/09/27	0.24%	1D P TONA	Monthly	(3,004,285)
Swatch Group AG	Citibank N.A.	4,003,609	07/06/26	(0.05)%	SSARON	Monthly	327,496
Sweco AB	UBS AG	224,447	04/24/28	0.25%	TN STIBOR	Monthly	1,445
Swedish Orphan Biovitrum AB	BNP Paribas SA	2,420,045	08/17/26	0.25%	1D STIBOR	Monthly	(11,041)
Swedish Orphan Biovitrum AB	SG Americas Securities LLC	3,587,072	12/08/27	0.26%	1D STIBOR	Monthly	(42,301)
Symrise AG, Class A	BNP Paribas SA	6,382,223	03/24/27	0.10%	1D ESTR	Monthly	(210,049)
Synaptics, Inc.	Goldman Sachs Bank USA	5,170,015	08/18/26	0.20%	1D FEDL01	Monthly	(458,529)
Synaptics, Inc.	SG Americas Securities LLC	7,409,664	12/08/27	0.20%	1D OBFR01	Monthly	1,797
Synchrony Financial	BNP Paribas SA	2,068,445	01/28/28	0.20%	1D OBFR01	Monthly	(13,306)
Sysco Corp.	Barclays Bank PLC	1,350,002	02/16/27	0.20%	1D OBFR01	Monthly	123,159
Sysco Corp.	Morgan Stanley & Co. International PLC	4,852,099	02/05/27	0.20%	1D FEDL01	Monthly	401,942
Sysmex Corp.	Barclays Bank PLC	50,804,035	09/09/27	0.17%	1D P TONA	Monthly	(2,466,061)
Sysmex Corp.	UBS AG	17,122,256	04/18/28	0.25%	1D P TONA	Monthly	(1,289,997)
T&D Holdings, Inc.	Morgan Stanley & Co. International PLC	3,908,041	01/07/27	0.25%	1D P TONA	Monthly	88,254
Taboola.com Ltd.	UBS AG	112,312	04/21/28	0.20%	1D OBFR01	Monthly	(5,348)
Tadano Ltd.	Morgan Stanley & Co. International PLC	1,531,341	01/06/27	0.25%	1D P TONA	Monthly	(26,649)
Taikisha Ltd.	Bank of America N.A.	784,647	02/15/28	0.25%	1D P TONA	Monthly	(16,183)
Taikisha Ltd.	BNP Paribas SA	1,576,137	03/24/27	0.25%	1D TONA	Monthly	(32,508)
Taikisha Ltd.	UBS AG	1,167,847	04/03/28	0.25%	1D P TONA	Monthly	(24,087)
Taisei Corp.	SG Americas Securities LLC	441,301	12/08/27	0.25%	1D P TONA	Monthly	(2,409)
Taisei Corp.	UBS AG	31,744,482	09/03/29	0.25%	1D P TONA	Monthly	(1,849,976)
Takara Standard Co., Ltd.	Bank of America N.A.	148,798	02/15/28	0.25%	1D P TONA	Monthly	(3,679)
Takeda Pharmaceutical Co., Ltd.	Bank of America N.A.	2,953,223	02/15/28	0.25%	1D P TONA	Monthly	52,483
Takeda Pharmaceutical Co., Ltd.	Barclays Bank PLC	13,506,246	05/12/27	0.18%	1D P TONA	Monthly	647,463
Take-Two Interactive Software, Inc.	BNP Paribas SA	5,603,449	04/16/26	0.20%	1D OBFR01	Monthly	(551,309)
Takuma Co. Ltd.	Barclays Bank PLC	6,299,661	05/12/27	0.00%	1D P TONA	Monthly	(164,926)
Talen Energy Corp.	Bank of America N.A.	1,160,147	02/15/28	0.20%	1D OBFR01	Monthly	(77,792)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Talen Energy Corp.	BNP Paribas SA	$ 2,973,168	04/16/26	0.20%	1D OBFR01	Monthly	$ (100,592)
Talen Energy Corp.	UBS AG	28,078	01/14/31	0.20%	1D OBFR01	Monthly	(4,738)
Tama Home Co. Ltd.	Bank of America N.A.	111,628	03/15/28	0.25%	1D P TONA	Monthly	(1,125)
Tama Home Co. Ltd.	Barclays Bank PLC	368,758	01/20/27	0.15%	1D P TONA	Monthly	(1,215)
Tandem Diabetes Care, Inc.	Barclays Bank PLC	5,997,085	12/23/26	0.20%	1D OBFR01	Monthly	(203,883)
Tanger, Inc.	Barclays Bank PLC	5,116,669	12/23/26	0.20%	1D OBFR01	Monthly	(12,480)
Tapestry, Inc.	Bank of America N.A.	1,994,834	02/15/28	0.20%	1D OBFR01	Monthly	(28,490)
Tapestry, Inc.	Barclays Bank PLC	493,242	02/16/27	0.20%	1D OBFR01	Monthly	2,850
Tapestry, Inc.	SG Americas Securities LLC	12,222,955	12/08/27	0.20%	1D OBFR01	Monthly	(605,106)
Tapestry, Inc.	UBS AG	2,757,645	01/14/31	0.20%	1D OBFR01	Monthly	(55,604)
Target Corp.	UBS AG	4,595,781	04/18/28	0.20%	1D OBFR01	Monthly	(234,069)
Taylor Morrison Home Corp., Class A	Barclays Bank PLC	14,444,807	12/23/26	0.20%	1D OBFR01	Monthly	(536,261)
Taylor Morrison Home Corp., Class A	BNP Paribas SA	36,630	01/28/28	0.20%	1D OBFR01	Monthly	(1,827)
Taylor Morrison Home Corp., Class A	SG Americas Securities LLC	10,182,356	12/08/27	0.20%	1D OBFR01	Monthly	36,887
Taylor Morrison Home Corp., Class A	UBS AG	495,687	04/18/28	0.20%	1D OBFR01	Monthly	(24,726)
Taylor Morrison Home Corp., Class A	UBS AG	151,522	01/14/31	0.20%	1D OBFR01	Monthly	(7,558)
Taylor Wimpey PLC	Bank of America N.A.	618,402	02/15/28	0.25%	1D SONIA	Monthly	1,945
Taylor Wimpey PLC	BNP Paribas SA	229,716	01/13/28	0.25%	1D SONIA	Monthly	6,730
Taylor Wimpey PLC	UBS AG	8,071,816	04/18/28	0.25%	1D SONIA	Monthly	236,486
Taylor Wimpey PLC	UBS AG	8,036,808	09/03/29	0.25%	1D SONIA	Monthly	235,460
Taylor Wimpey PLC	UBS AG	482,825	01/03/31	0.25%	1D SONIA	Monthly	(1,429)
TD SYNNEX Corp.	SG Americas Securities LLC	296,424	12/08/27	0.20%	1D OBFR01	Monthly	5,049
TDK Corp.	Citibank N.A.	7,068,017	02/26/26	0.25%	1D P TONA	Monthly	124,242
TDK Corp.	SG Americas Securities LLC	356,137	12/08/27	0.25%	1D P TONA	Monthly	11,605
TE Connectivity PLC	Morgan Stanley & Co. International PLC	5,015,899	02/05/27	0.20%	1D FEDL01	Monthly	(185,806)
TE Connectivity PLC	UBS AG	5,235,348	01/22/31	0.20%	1D OBFR01	Monthly	(50,589)
Technip Energies NV	JPMorgan Chase Bank N.A.	27,098,620	02/10/26	0.05%	1D ESTR	Monthly	759,601
Technip Energies NV	UBS AG	3,998,052	04/24/28	0.26%	1D ESTR	Monthly	(25,109)
TechnipFMC PLC	Bank of America N.A.	1,389,655	02/15/28	0.20%	1D OBFR01	Monthly	60,848
TechnipFMC PLC	BNP Paribas SA	3,575,289	01/28/28	0.20%	1D OBFR01	Monthly	12,354
TechnipFMC PLC	UBS AG	11,140,618	04/18/28	0.20%	1D OBFR01	Monthly	726,238
TechnipFMC PLC	UBS AG	2,472,381	01/14/31	0.20%	1D OBFR01	Monthly	87,953
Technology One Ltd.	Barclays Bank PLC	7,963,057	05/12/27	0.00%	1D AONIA	Monthly	(414,904)
Technology One Ltd.	Barclays Bank PLC	6,661,774	09/09/27	0.00%	1D AONIA	Monthly	(347,103)
Technology One Ltd.	Goldman Sachs Bank USA	2,124,335	08/19/26	0.30%	1D AONIA	Monthly	(166,209)
Technology One Ltd.	Morgan Stanley & Co. International PLC	15,742,205	01/06/27	0.29%	1D AONIA	Monthly	(820,227)
Techtronic Industries Co. Ltd.	BNP Paribas SA	86,056	01/14/28	0.00%	HONIA	Monthly	2,679
Techtronic Industries Co. Ltd.	Goldman Sachs Bank USA	630,432	08/19/26	0.30%	HONIA	Monthly	52,143
Techtronic Industries Co. Ltd.	Morgan Stanley & Co. International PLC	4,237,446	01/06/27	0.30%	HONIA	Monthly	206,117
Techtronic Industries Co. Ltd.	Morgan Stanley & Co. International PLC	12,373,862	01/11/27	0.30%	HONIA	Monthly	601,886
Techtronic Industries Co. Ltd.	SG Americas Securities LLC	11,056,108	12/08/27	0.30%	1D HIBOR	Monthly	1,414,534
Teekay Corp., Ltd.	Barclays Bank PLC	1,737,743	12/23/26	0.20%	1D OBFR01	Monthly	100,608
Tel Aviv Stock Exchange Ltd.	Barclays Bank PLC	2,165,952	04/07/27	0.60%	SHIR	Monthly	(90,791)
Tele2 AB, Class B	Morgan Stanley & Co. International PLC	14,201,304	01/04/27	0.26%	1D STIBOR	Monthly	350,070
Tele2 AB, Class B	UBS AG	8,417,036	04/18/28	0.25%	TN STIBOR	Monthly	368,369
Telecom Italia SpA	Bank of America N.A.	2,197,566	02/15/28	0.26%	1D ESTR	Monthly	(23,334)
Telecom Italia SpA	Barclays Bank PLC	598,649	02/19/27	0.26%	1D ESTR	Monthly	(11,340)
Telecom Italia SpA	BNP Paribas SA	2,995,116	01/13/28	0.26%	1D ESTR	Monthly	(40,172)
Telecom Italia SpA	UBS AG	2,997,704	01/03/31	0.26%	1D ESTR	Monthly	(27,583)
Telecom Plus PLC	Barclays Bank PLC	1,512,851	12/10/26	0.25%	1D SONIA	Monthly	(5,725)
Teledyne Technologies, Inc.	Morgan Stanley & Co. International PLC	9,170,087	02/05/27	0.20%	1D FEDL01	Monthly	(20,042)
Teledyne Technologies, Inc.	UBS AG	676,130	01/22/31	0.20%	1D OBFR01	Monthly	(3)
Telefonica SA	Bank of America N.A.	227,663	02/15/28	0.26%	1D ESTR	Monthly	(27)
Telefonica SA	Citibank N.A.	5,787,902	06/25/26	(0.20)%	1D ESTR	Monthly	189,504
Telefonica SA	Citibank N.A.	5,151,732	07/06/26	(0.20)%	1D ESTR	Monthly	163,418
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Telefonica SA	JPMorgan Chase Bank N.A.	$ 12,269,106	02/10/26	(0.10)%	1D ESTR	Monthly	$ (137,553)
Telefonica SA	SG Americas Securities LLC	3,002,905	12/08/27	0.20%	1D ESTR	Monthly	(33,667)
Telefonica SA	UBS AG	18,685,023	04/18/28	0.05%	1D ESTR	Monthly	211,782
Telenor ASA	BNP Paribas SA	1,731,360	01/19/28	0.25%	NOWA	Monthly	59,648
Teleperformance SE	Bank of America N.A.	606,482	02/15/28	0.26%	1D ESTR	Monthly	(12,786)
Teleperformance SE	UBS AG	212,381	01/03/31	0.26%	1D ESTR	Monthly	(10,004)
Television Francaise 1 SA	Bank of America N.A.	1,513,838	02/15/28	0.26%	1D ESTR	Monthly	52,938
Television Francaise 1 SA	Barclays Bank PLC	5,002,046	12/10/26	0.26%	1D ESTR	Monthly	83,563
Television Francaise 1 SA	Barclays Bank PLC	1,207,141	02/19/27	0.26%	1D ESTR	Monthly	13,463
TELUS Corp.	Bank of America N.A.	288,960	02/15/28	0.20%	CABROVER	Monthly	(258)
TELUS Corp.	BNP Paribas SA	15,885,858	08/17/26	0.20%	CABROVER	Monthly	75,607
TELUS Corp.	Morgan Stanley & Co. International PLC	11,691,796	01/06/27	0.20%	CABROVER	Monthly	2,849
TELUS Corp.	UBS AG	16,680,907	04/18/28	0.25%	1D CORRA	Monthly	79,391
Temenos AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	2,335,858	01/04/27	0.26%	SSARON	Monthly	(155,675)
Temenos AG, Class N, Registered Shares	SG Americas Securities LLC	4,412,279	12/08/27	0.26%	SSARON	Monthly	(808,747)
Tenable Holdings, Inc.	Barclays Bank PLC	16,761,829	12/23/26	0.20%	1D OBFR01	Monthly	(494,079)
Tenaris SA	SG Americas Securities LLC	15,951,584	12/08/27	0.26%	1D ESTR	Monthly	527,553
Tenaris SA	UBS AG	2,875,807	04/18/28	0.10%	1D ESTR	Monthly	(14,003)
Tenet Healthcare Corp.	Barclays Bank PLC	1,667,160	12/23/26	0.20%	1D OBFR01	Monthly	(1,496)
Tenet Healthcare Corp.	Citibank N.A.	10,036,493	02/24/28	0.20%	1D OBFR01	Monthly	(9,006)
Teradata Corp.	Morgan Stanley & Co. International PLC	28,509,315	02/08/27	0.20%	1D FEDL01	Monthly	(1,324,906)
Terumo Corp.	BNP Paribas SA	38,467,781	09/07/26	0.25%	1D TONA	Monthly	(3,508,139)
Terumo Corp.	BNP Paribas SA	6,558,180	03/24/27	0.25%	1D TONA	Monthly	(631,066)
Terveystalo OYJ	BNP Paribas SA	62,311	01/13/28	0.26%	1D ESTR	Monthly	2,123
Tesco PLC	Bank of America N.A.	551,947	02/15/28	0.25%	1D SONIA	Monthly	(28)
Tesco PLC	BNP Paribas SA	441,331	03/22/27	0.25%	1D SONIA	Monthly	(3,356)
Tesco PLC	SG Americas Securities LLC	4,176,752	12/08/27	0.25%	1D SONIA	Monthly	40,010
Tesla, Inc.	Bank of America N.A.	1,537,996	02/15/28	0.20%	1D OBFR01	Monthly	5,024
Tesla, Inc.	Barclays Bank PLC	638,541	02/16/27	0.20%	1D OBFR01	Monthly	(26,928)
Tesla, Inc.	BNP Paribas SA	390,495	01/28/28	0.20%	1D OBFR01	Monthly	(16,468)
Tetra Tech, Inc.	Barclays Bank PLC	1,604,077	02/23/27	0.20%	1D OBFR01	Monthly	3,440
Tetra Tech, Inc.	JPMorgan Chase Bank N.A.	280,095	02/09/26	0.20%	1D OBFR01	Monthly	17,042
Tetra Tech, Inc.	SG Americas Securities LLC	10,517,301	12/08/27	0.20%	1D OBFR01	Monthly	639,926
Teva Pharmaceutical Industries Ltd., ADR	Bank of America N.A.	57,551	02/15/28	0.20%	1D OBFR01	Monthly	3,078
Teva Pharmaceutical Industries Ltd., ADR	BNP Paribas SA	2,695,348	01/28/28	0.20%	1D OBFR01	Monthly	162,567
Teva Pharmaceutical Industries Ltd., ADR	UBS AG	1,373,351	01/14/31	0.20%	1D OBFR01	Monthly	98,496
Texas Capital Bancshares, Inc.	SG Americas Securities LLC	8,021,239	12/08/27	0.20%	1D OBFR01	Monthly	303,635
Texas Instruments, Inc.	Bank of America N.A.	3,954,073	02/15/28	0.20%	1D OBFR01	Monthly	393,140
Texas Instruments, Inc.	Barclays Bank PLC	3,991,250	02/16/27	0.20%	1D OBFR01	Monthly	420,843
Texas Instruments, Inc.	BNP Paribas SA	2,973,492	01/24/28	0.20%	1D OBFR01	Monthly	313,430
Texas Instruments, Inc.	BNP Paribas SA	379,814	01/28/28	0.20%	1D OBFR01	Monthly	36,629
Texas Instruments, Inc.	UBS AG	8,143,718	01/14/31	0.20%	1D OBFR01	Monthly	632,185
Textron, Inc.	BNP Paribas SA	9,637,990	04/16/26	0.20%	1D OBFR01	Monthly	(566,577)
TFI International, Inc.	Barclays Bank PLC	1,804,224	10/23/26	0.20%	CABROVER	Monthly	(8,373)
TFI International, Inc.	Morgan Stanley & Co. International PLC	285,079	01/06/27	0.20%	CABROVER	Monthly	(833)
TFI International, Inc.	SG Americas Securities LLC	3,728,465	12/08/27	0.20%	CABROVER	Monthly	(152,023)
TG Therapeutics, Inc.	BNP Paribas SA	279,918	04/16/26	0.20%	1D OBFR01	Monthly	(15,901)
Thales SA	Bank of America N.A.	18,295,966	02/15/28	0.26%	1D ESTR	Monthly	226,470
Thales SA	Bank of America N.A.	11,091,479	02/15/28	0.26%	1D ESTR	Monthly	302,210
Thales SA	UBS AG	19,367,005	09/03/29	0.26%	1D ESTR	Monthly	239,728
Theravance Biopharma, Inc.	BNP Paribas SA	3,564,156	04/16/26	0.20%	1D OBFR01	Monthly	(207,363)
Thermo Fisher Scientific, Inc.	UBS AG	3,427,700	01/22/31	0.20%	1D OBFR01	Monthly	(15)
THG PLC	SG Americas Securities LLC	1,802,121	12/08/27	0.25%	1D SONIA	Monthly	(386,095)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
THK Co., Ltd.	UBS AG	$ 8,244,299	04/18/28	0.23%	1D P TONA	Monthly	$ 700,964
THK Co., Ltd.	UBS AG	7,128,282	09/03/29	0.21%	1D P TONA	Monthly	606,950
THK Co., Ltd.	UBS AG	3,204,150	01/20/31	0.25%	1D P TONA	Monthly	219,789
Thomson Reuters Corp.	Bank of America N.A.	1,048,829	02/15/28	0.20%	CABROVER	Monthly	(49)
Thomson Reuters Corp.	Morgan Stanley & Co. International PLC	44,652,072	01/04/27	0.20%	CABROVER	Monthly	(4,670,370)
Thomson Reuters Corp.	Morgan Stanley & Co. International PLC	35,721,136	01/06/27	0.20%	CABROVER	Monthly	(3,779,308)
ThredUp, Inc., Class A	Barclays Bank PLC	274,946	12/23/26	0.20%	1D OBFR01	Monthly	(21,916)
TietoEVRY OYJ	Citibank N.A.	453,314	06/25/26	0.26%	1D ESTR	Monthly	(12,083)
TIS, Inc.	BNP Paribas SA	61,062	01/21/28	0.25%	1D TONA	Monthly	45
TMC the metals Co., Inc.	SG Americas Securities LLC	1,217,176	12/08/27	0.20%	1D OBFR01	Monthly	(101,150)
T-Mobile US, Inc.	Bank of America N.A.	300,004	02/15/28	0.20%	1D OBFR01	Monthly	22,237
T-Mobile US, Inc.	UBS AG	17,095,630	04/18/28	0.20%	1D OBFR01	Monthly	582,077
TMX Group Ltd.	Morgan Stanley & Co. International PLC	1,770,330	01/06/27	0.20%	CABROVER	Monthly	(39,593)
TMX Group Ltd.	SG Americas Securities LLC	661,713	12/08/27	0.20%	CABROVER	Monthly	(3,014)
TMX Group Ltd.	UBS AG	160,226	09/04/29	0.25%	1D CORRA	Monthly	(2,510)
Toa Corp.	Barclays Bank PLC	8,750,614	05/12/27	0.22%	1D P TONA	Monthly	(392,441)
Toagosei Co., Ltd.	Barclays Bank PLC	6,977,124	05/12/27	0.00%	1D P TONA	Monthly	(65,147)
Toast, Inc., Class A	Barclays Bank PLC	4,406,576	02/16/27	0.20%	1D OBFR01	Monthly	(353,876)
Toast, Inc., Class A	BNP Paribas SA	3,910,549	01/28/28	0.20%	1D OBFR01	Monthly	(78,326)
Toast, Inc., Class A	UBS AG	4,140,863	01/14/31	0.20%	1D OBFR01	Monthly	(300,022)
Tocalo Co. Ltd.	Bank of America N.A.	101,786	03/15/28	0.25%	1D P TONA	Monthly	3,612
Tocalo Co. Ltd.	Barclays Bank PLC	194,291	01/20/27	0.00%	1D P TONA	Monthly	8,140
Toda Corp.	Morgan Stanley & Co. International PLC	10,808,719	01/06/27	0.25%	1D P TONA	Monthly	(330,757)
Toei Animation Co. Ltd.	Bank of America N.A.	120,978	03/15/28	0.25%	1D P TONA	Monthly	(9,606)
Toei Animation Co. Ltd.	UBS AG	189,442	01/06/31	0.25%	1D P TONA	Monthly	(13,240)
Toenec Corp.	Morgan Stanley & Co. International PLC	115,355	01/06/27	0.25%	1D P TONA	Monthly	(8,050)
Toho Bank Ltd.	Citibank N.A.	765,320	02/26/26	0.15%	1D P TONA	Monthly	8,105
Toho Co., Ltd.	Bank of America N.A.	212,833	03/15/28	0.15%	1D P TONA	Monthly	(4,150)
Toho Co., Ltd.	Barclays Bank PLC	171,269	01/20/27	0.15%	1D P TONA	Monthly	(3,305)
Toho Co., Ltd.	BNP Paribas SA	482,543	01/14/28	0.25%	1D TONA	Monthly	(14,280)
Toho Co., Ltd.	UBS AG	275,213	01/06/31	0.15%	1D P TONA	Monthly	(5,452)
Toho Holdings Co., Ltd.	Morgan Stanley & Co. International PLC	372,073	01/06/27	0.25%	1D P TONA	Monthly	(13,609)
TOKAI Holdings Corp.	BNP Paribas SA	5,772,541	03/24/27	0.25%	1D TONA	Monthly	75,354
Tokai Rika Co. Ltd.	Barclays Bank PLC	4,373,637	05/12/27	0.20%	1D P TONA	Monthly	(222,633)
Tokai Tokyo Financial Holdings, Inc.	Barclays Bank PLC	1,229,837	05/12/27	0.00%	1D P TONA	Monthly	9,130
Token Corp.	Bank of America N.A.	251,058	03/15/28	0.25%	1D P TONA	Monthly	(1,204)
Token Corp.	BNP Paribas SA	77,202	01/14/28	0.25%	1D TONA	Monthly	(324)
Tokio Marine Holdings, Inc.	SG Americas Securities LLC	11,022,830	12/08/27	0.25%	1D P TONA	Monthly	(150,432)
Tokyo Century Corp.	Morgan Stanley & Co. International PLC	3,951,579	01/06/27	0.25%	1D P TONA	Monthly	(14,776)
Tokyo Electric Power Co Holdings, Inc.	BNP Paribas SA	23,628,257	09/07/26	0.25%	1D TONA	Monthly	(2,805,533)
Tokyo Electric Power Co Holdings, Inc.	Morgan Stanley & Co. International PLC	7,487,943	01/07/27	0.25%	1D P TONA	Monthly	(969,996)
Tokyo Electron Ltd.	Barclays Bank PLC	683,414	01/26/27	0.15%	1D P TONA	Monthly	(17,267)
Tokyo Electron Ltd.	Citibank N.A.	27,544,262	02/26/26	0.25%	1D P TONA	Monthly	(818,440)
Tokyo Electron Ltd.	Morgan Stanley & Co. International PLC	12,330,383	01/07/27	0.25%	1D P TONA	Monthly	(366,381)
Tokyo Tatemono Co. Ltd.	Barclays Bank PLC	234,474	01/26/27	0.00%	1D P TONA	Monthly	848
Tokyo Tatemono Co. Ltd.	SG Americas Securities LLC	13,970,482	12/08/27	0.25%	1D P TONA	Monthly	(46,466)
Tokyu Construction Co. Ltd.	Barclays Bank PLC	2,770,494	05/12/27	0.00%	1D P TONA	Monthly	(195,672)
Tokyu Fudosan Holdings Corp.	SG Americas Securities LLC	17,526,153	12/08/27	0.25%	1D P TONA	Monthly	(388,649)
Tompkins Financial Corp.	SG Americas Securities LLC	1,319,930	12/08/27	0.20%	1D OBFR01	Monthly	88,980
TomTom NV	UBS AG	5,920,186	04/24/28	0.26%	1D ESTR	Monthly	(401,665)
Toray Industries, Inc.	BNP Paribas SA	7,833,238	09/07/26	0.25%	1D TONA	Monthly	85,122
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Toray Industries, Inc.	UBS AG	$ 479,851	04/18/28	0.15%	1D P TONA	Monthly	$ 2,553
Toridoll Holdings Corp.	Barclays Bank PLC	6,358,904	05/12/27	0.24%	1D P TONA	Monthly	(68,343)
Toro Co.	Barclays Bank PLC	13,199,143	12/23/26	0.20%	1D OBFR01	Monthly	147,322
Toromont Industries Ltd.	Morgan Stanley & Co. International PLC	4,539,916	01/04/27	0.20%	CABROVER	Monthly	(204,462)
Toronto-Dominion Bank	Morgan Stanley & Co. International PLC	3,370,977	01/04/27	0.20%	CABROVER	Monthly	(39,217)
Tosei Corp.	Bank of America N.A.	3,003,947	02/15/28	0.25%	1D P TONA	Monthly	(378,622)
Tosei Corp.	Barclays Bank PLC	298,370	05/12/27	0.00%	1D P TONA	Monthly	(15,157)
Tosei Corp.	Goldman Sachs Bank USA	1,265,924	08/19/26	0.25%	1D P TONA	Monthly	(159,559)
Toshiba TEC Corp.	Goldman Sachs Bank USA	11,197	08/19/26	0.25%	1D P TONA	Monthly	(1,106)
Toshiba TEC Corp.	SG Americas Securities LLC	1,544,550	12/08/27	0.25%	1D P TONA	Monthly	(108,378)
Tosoh Corp.	Bank of America N.A.	23,965,035	02/15/28	0.25%	1D P TONA	Monthly	(21,071)
Tosoh Corp.	Bank of America N.A.	7,085,041	03/15/28	0.25%	1D P TONA	Monthly	(94,924)
Tosoh Corp.	BNP Paribas SA	34,298,537	09/07/26	0.25%	1D TONA	Monthly	(30,156)
Tosoh Corp.	BNP Paribas SA	296,106	01/21/28	0.25%	1D TONA	Monthly	(3,967)
Tosoh Corp.	Goldman Sachs Bank USA	2,641,365	08/19/26	0.25%	1D P TONA	Monthly	(2,322)
TotalEnergies SE	Bank of America N.A.	1,157,044	02/15/28	0.26%	1D ESTR	Monthly	51,997
TotalEnergies SE	Barclays Bank PLC	500,118	02/19/27	0.26%	1D ESTR	Monthly	35,965
TotalEnergies SE	UBS AG	1,959,062	01/03/31	0.26%	1D ESTR	Monthly	145,997
Totetsu Kogyo Co., Ltd.	Barclays Bank PLC	4,910,268	05/12/27	0.00%	1D P TONA	Monthly	(207,148)
Towa Corp.	SG Americas Securities LLC	2,683,469	12/08/27	0.25%	1D P TONA	Monthly	(2,645)
Tower Semiconductor Ltd.	Barclays Bank PLC	3,032,136	02/22/27	0.60%	SHIR	Monthly	(46,756)
Tower Semiconductor Ltd.	BNP Paribas SA	1,347,649	01/13/28	0.00%	SHIR	Monthly	31,418
Tower Semiconductor Ltd.	UBS AG	1,511,560	04/18/28	0.20%	1D OBFR01	Monthly	130,799
Tower Semiconductor Ltd.	UBS AG	1,252,877	01/22/31	0.20%	1D OBFR01	Monthly	45,785
Toyo Tire Corp.	BNP Paribas SA	4,375,394	09/07/26	0.25%	1D TONA	Monthly	(260,171)
Toyo Tire Corp.	BNP Paribas SA	263,508	03/24/27	0.25%	1D TONA	Monthly	599
Toyobo Co., Ltd.	BNP Paribas SA	4,330,379	03/24/27	0.25%	1D TONA	Monthly	(35,151)
Toyoda Gosei Co. Ltd.	Bank of America N.A.	438,594	02/15/28	0.25%	1D P TONA	Monthly	(9,341)
Toyoda Gosei Co. Ltd.	Goldman Sachs Bank USA	3,950,121	08/19/26	0.25%	1D P TONA	Monthly	(84,130)
Toyoda Gosei Co. Ltd.	UBS AG	6,053,342	04/03/28	0.25%	1D P TONA	Monthly	(128,024)
Toyota Motor Corp.	Barclays Bank PLC	6,987,350	01/26/27	0.15%	1D P TONA	Monthly	82,015
Toyota Motor Corp.	SG Americas Securities LLC	9,269,430	12/08/27	0.25%	1D P TONA	Monthly	601,389
TP ICAP Group PLC	BNP Paribas SA	1,856,341	03/17/27	0.25%	1D SONIA	Monthly	(13,907)
TP ICAP Group PLC	Goldman Sachs Bank USA	638,221	08/19/26	0.25%	1D SONIA	Monthly	(5,127)
TP ICAP Group PLC	SG Americas Securities LLC	1,199,450	12/08/27	0.25%	1D SONIA	Monthly	11,569
TPG RE Finance Trust, Inc.	Bank of America N.A.	76,247	02/15/28	0.20%	1D OBFR01	Monthly	(1,000)
TPG RE Finance Trust, Inc.	Barclays Bank PLC	19,413	02/16/27	0.20%	1D OBFR01	Monthly	(170)
TPG Telecom Ltd.	Barclays Bank PLC	463,740	01/20/27	0.00%	1D AONIA	Monthly	(7,889)
TPG, Inc., Class A	Bank of America N.A.	6,583,761	02/15/28	0.20%	1D OBFR01	Monthly	9,681
Trade Desk, Inc., Class A	Bank of America N.A.	19,786,254	02/15/28	0.20%	1D OBFR01	Monthly	(3,222,161)
Trade Desk, Inc., Class A	SG Americas Securities LLC	4,625,125	12/08/27	0.20%	1D OBFR01	Monthly	(864,266)
Tradeweb Markets, Inc., Class A	Bank of America N.A.	1,505,146	02/15/28	0.20%	1D OBFR01	Monthly	(15)
Tradeweb Markets, Inc., Class A	Barclays Bank PLC	4,455,347	02/16/27	0.20%	1D OBFR01	Monthly	(25,501)
Tradeweb Markets, Inc., Class A	BNP Paribas SA	2,813,095	01/28/28	0.00%	1D OBFR01	Monthly	(19,280)
Tradeweb Markets, Inc., Class A	UBS AG	1,507,006	01/14/31	0.20%	1D OBFR01	Monthly	(11,460)
Trainline PLC	Morgan Stanley & Co. International PLC	115,136	01/04/27	0.25%	1D SONIA	Monthly	(2,199)
Trane Technologies PLC	UBS AG	8,900,239	04/18/28	0.20%	1D OBFR01	Monthly	765,530
TransAlta Corp., Class A	SG Americas Securities LLC	5,170,115	12/08/27	0.20%	CABROVER	Monthly	149,814
Transcosmos, Inc.	SG Americas Securities LLC	4,012,070	12/08/27	0.25%	1D P TONA	Monthly	(139,368)
Transurban Group	Bank of America N.A.	919,234	02/15/28	0.25%	1D AONIA	Monthly	5,231
Transurban Group	Barclays Bank PLC	509,612	01/20/27	0.00%	1D AONIA	Monthly	2,977
Transurban Group	BNP Paribas SA	1,111,039	01/14/28	0.25%	1D AONIA	Monthly	5,431
Transurban Group	UBS AG	643,041	01/03/31	0.25%	1D AONIA	Monthly	3,719
Traton SE	Morgan Stanley & Co. International PLC	8,073,574	01/04/27	0.26%	1D ESTR	Monthly	373,933
Travelers Cos, Inc.	SG Americas Securities LLC	10,153,467	12/08/27	0.20%	1D OBFR01	Monthly	11,791
Travelers Cos, Inc.	UBS AG	6,879,283	04/18/28	0.20%	1D OBFR01	Monthly	333,899
Treasury Wine Estates Ltd.	Barclays Bank PLC	22,189	05/12/27	0.00%	1D AONIA	Monthly	(639)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Treasury Wine Estates Ltd.	Morgan Stanley & Co. International PLC	$ 3,801,751	01/06/27	0.29%	1D AONIA	Monthly	$ (109,491)
Trend Micro, Inc.	Barclays Bank PLC	10,532,178	09/09/27	0.00%	1D P TONA	Monthly	(360,375)
Trend Micro, Inc.	SG Americas Securities LLC	6,471,278	12/08/27	0.25%	1D P TONA	Monthly	(473,327)
Tri Pointe Homes, Inc.	SG Americas Securities LLC	11,964,213	12/08/27	0.20%	1D OBFR01	Monthly	279,006
TriCo Bancshares	SG Americas Securities LLC	1,809,244	12/08/27	0.20%	1D OBFR01	Monthly	34,793
Trimble, Inc.	BNP Paribas SA	818,010	04/16/26	0.20%	1D OBFR01	Monthly	(39,258)
Trimble, Inc.	BNP Paribas SA	348,228	01/24/28	0.00%	1D OBFR01	Monthly	(12,932)
TriNet Group, Inc.	Barclays Bank PLC	20,813,007	12/23/26	0.20%	1D OBFR01	Monthly	(769,155)
Trinity Industries, Inc.	Morgan Stanley & Co. International PLC	2,565,883	02/08/27	0.20%	1D FEDL01	Monthly	73,570
Triple Flag Precious Metals Corp.	Barclays Bank PLC	275,880	12/23/26	0.20%	CABROVER	Monthly	(35,887)
Truist Financial Corp.	Bank of America N.A.	7,550,447	02/15/28	0.20%	1D OBFR01	Monthly	171,192
Truist Financial Corp.	SG Americas Securities LLC	803,431	12/08/27	0.20%	1D OBFR01	Monthly	7,411
Trupanion, Inc.	Barclays Bank PLC	4,617,278	12/23/26	0.20%	1D OBFR01	Monthly	(65,453)
Trupanion, Inc.	Citibank N.A.	743,689	06/25/26	0.20%	1D OBFR01	Monthly	(10,542)
Trusco Nakayama Corp.	Barclays Bank PLC	1,862,183	05/12/27	0.00%	1D P TONA	Monthly	(24,118)
Tryg A/S	Morgan Stanley & Co. International PLC	38,863,601	01/04/27	0.26%	DESTR	Monthly	(1,994,359)
Tryg A/S	UBS AG	25,256,914	04/18/28	0.25%	DESTR	Monthly	(1,340,835)
TSI Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	6,056,267	01/06/27	0.25%	1D P TONA	Monthly	(154,703)
Tsugami Corp.	Barclays Bank PLC	3,443,562	05/12/27	0.00%	1D P TONA	Monthly	102,713
Tsukishima Holdings Co., Ltd.	Barclays Bank PLC	9,165,059	05/12/27	0.00%	1D P TONA	Monthly	(361,576)
TTM Technologies, Inc.	SG Americas Securities LLC	1,270,388	12/08/27	0.20%	1D OBFR01	Monthly	145,656
TUI AG	Citibank N.A.	2,104,223	07/06/26	0.05%	1D ESTR	Monthly	(68,172)
TUI AG	Morgan Stanley & Co. International PLC	1,201,103	01/06/27	0.26%	1D ESTR	Monthly	(32,237)
Turning Point Brands, Inc.	SG Americas Securities LLC	248,232	12/08/27	0.20%	1D OBFR01	Monthly	4,366
Tutor Perini Corp.	Goldman Sachs Bank USA	3,176,459	08/19/26	0.20%	1D FEDL01	Monthly	157,196
Tutor Perini Corp.	SG Americas Securities LLC	14,813,626	12/08/27	0.20%	1D OBFR01	Monthly	1,819,699
Tutor Perini Corp.	UBS AG	6,861,969	04/21/28	0.20%	1D OBFR01	Monthly	339,584
Twilio, Inc., Class A	BNP Paribas SA	2,343,704	04/16/26	0.20%	1D OBFR01	Monthly	(90,138)
Uber Technologies, Inc.	SG Americas Securities LLC	3,362,317	12/08/27	0.20%	1D OBFR01	Monthly	(289,438)
Ubisoft Entertainment SA, Class A	Morgan Stanley & Co. International PLC	5,978,916	01/04/27	0.26%	1D ESTR	Monthly	546,417
Ubisoft Entertainment SA, Class A	UBS AG	5,009,411	04/24/28	0.26%	1D ESTR	Monthly	(1,799,268)
UBS Group AG, Registered Shares	Barclays Bank PLC	7,064,533	11/09/26	0.26%	SSARON	Monthly	(251,970)
UBS Group AG, Registered Shares	Citibank N.A.	14,589,054	07/06/26	0.26%	SSARON	Monthly	(520,347)
UBS Group AG, Registered Shares	Morgan Stanley & Co. International PLC	11,759,110	01/06/27	0.26%	SSARON	Monthly	(419,411)
UCB SA	Bank of America N.A.	426,350	02/15/28	0.26%	1D ESTR	Monthly	2,398
UCB SA	Barclays Bank PLC	3,500,967	02/19/27	0.26%	1D ESTR	Monthly	(24,659)
UCB SA	BNP Paribas SA	2,252,542	01/13/28	0.25%	1D ESTR	Monthly	(21,037)
UCB SA	UBS AG	1,633,609	01/03/31	0.26%	1D ESTR	Monthly	(5,461)
Uchida Yoko Co., Ltd.	SG Americas Securities LLC	127,707	12/08/27	0.25%	1D P TONA	Monthly	(6,724)
UFP Industries, Inc.	Barclays Bank PLC	11,380,137	12/23/26	0.20%	1D OBFR01	Monthly	(387,427)
UGI Corp.	Barclays Bank PLC	852,919	02/16/27	0.20%	1D OBFR01	Monthly	35,437
U-Haul Holding Co.	Bank of America N.A.	418,443	02/15/28	0.20%	1D OBFR01	Monthly	(4,423)
UiPath, Inc.	BNP Paribas SA	685,013	01/24/28	0.00%	1D OBFR01	Monthly	(115,768)
UiPath, Inc., Class A	BNP Paribas SA	2,546,468	04/16/26	0.20%	1D OBFR01	Monthly	(378,785)
UL Solutions, Inc., Class A	BNP Paribas SA	2,050,109	01/24/28	0.20%	1D OBFR01	Monthly	(19,198)
UL Solutions, Inc., Class A	BNP Paribas SA	493,293	01/28/28	0.20%	1D OBFR01	Monthly	(13,200)
UL Solutions, Inc., Class A	UBS AG	1,341,624	01/14/31	0.20%	1D OBFR01	Monthly	(53,044)
Ulvac, Inc.	Bank of America N.A.	17,607,958	02/15/28	0.25%	1D P TONA	Monthly	599,047
UMB Financial Corp.	Bank of America N.A.	145,494	02/15/28	0.20%	1D OBFR01	Monthly	4,531
UMB Financial Corp.	Barclays Bank PLC	964,912	02/16/27	0.20%	1D OBFR01	Monthly	6,183
UMB Financial Corp.	BNP Paribas SA	133,912	01/28/28	0.20%	1D OBFR01	Monthly	5,561
Umicore SA	Barclays Bank PLC	12,587,417	12/10/26	0.26%	1D ESTR	Monthly	(200,778)
Under Armour, Inc., Class A	UBS AG	4,124,166	04/21/28	0.20%	1D OBFR01	Monthly	293,560
Unibail-Rodamco-Westfield	Bank of America N.A.	646,154	02/15/28	0.26%	1D ESTR	Monthly	15,025
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Unicharm Corp.	Bank of America N.A.	$ 31,265,742	03/15/28	0.00%	1D P TONA	Monthly	$ 728,853
Unicharm Corp.	BNP Paribas SA	4,142,745	09/07/26	0.25%	1D TONA	Monthly	96,574
Unicharm Corp.	BNP Paribas SA	19,719,561	03/24/27	0.25%	1D TONA	Monthly	459,693
UniCredit SpA	Morgan Stanley & Co. International PLC	9,524,092	01/06/27	0.26%	1D ESTR	Monthly	138,485
UniCredit SpA	UBS AG	24,165,288	09/03/29	0.26%	1D ESTR	Monthly	387,147
Union Pacific Corp.	Barclays Bank PLC	2,707,492	02/16/27	0.20%	1D OBFR01	Monthly	43,648
Union Pacific Corp.	BNP Paribas SA	1,417,474	01/28/28	0.20%	1D OBFR01	Monthly	20,633
Union Pacific Corp.	Citibank N.A.	13,634,865	02/24/28	0.10%	1D OBFR01	Monthly	219,813
Union Pacific Corp.	Morgan Stanley & Co. International PLC	13,164,259	02/05/27	0.20%	1D FEDL01	Monthly	212,226
UNIQA Insurance Group AG	Barclays Bank PLC	8,836,065	12/10/26	0.26%	1D ESTR	Monthly	67,403
UNITE Group PLC	Barclays Bank PLC	2,580	12/10/26	0.25%	1D SONIA	Monthly	(21)
United Airlines Holdings, Inc.	BNP Paribas SA	382,126	04/16/26	0.20%	1D OBFR01	Monthly	(19,299)
United Arrows Ltd.	UBS AG	6,343,354	04/03/28	0.25%	1D P TONA	Monthly	19,711
United Fire Group, Inc.	Barclays Bank PLC	1,501,080	12/23/26	0.20%	1D OBFR01	Monthly	30,252
United Fire Group, Inc.	SG Americas Securities LLC	542,312	12/08/27	0.20%	1D OBFR01	Monthly	(1,955)
United Laboratories International Holdings Ltd.	Bank of America N.A.	371,365	02/15/28	0.15%	HONIA	Monthly	3,196
United Laboratories International Holdings Ltd.	Barclays Bank PLC	162,010	01/20/27	0.15%	HONIA	Monthly	(614)
United Laboratories International Holdings Ltd.	BNP Paribas SA	440,473	01/14/28	0.15%	HONIA	Monthly	10,218
United Natural Foods, Inc.	BNP Paribas SA	5,482,240	04/16/26	0.20%	1D OBFR01	Monthly	312,871
United Natural Foods, Inc.	SG Americas Securities LLC	3,613,005	12/08/27	0.20%	1D OBFR01	Monthly	463,122
United Parcel Service, Inc., Class B	Barclays Bank PLC	137,172	02/16/27	0.20%	1D OBFR01	Monthly	(3,865)
United Parcel Service, Inc., Class B	UBS AG	1,112,780	01/14/31	0.20%	1D OBFR01	Monthly	(10,535)
United States Lime & Minerals, Inc.	Bank of America N.A.	4,497,915	02/15/28	0.20%	1D OBFR01	Monthly	(368,317)
United Therapeutics Corp.	Barclays Bank PLC	5,082,198	12/23/26	0.20%	1D OBFR01	Monthly	(27,669)
United Therapeutics Corp.	SG Americas Securities LLC	3,919,278	12/08/27	0.20%	1D OBFR01	Monthly	(170,400)
United Utilities Group PLC	Morgan Stanley & Co. International PLC	456,850	01/27/27	0.25%	1D SONIA	Monthly	2,679
UnitedHealth Group, Inc.	Bank of America N.A.	477,114	02/15/28	0.20%	1D OBFR01	Monthly	(83,446)
UnitedHealth Group, Inc.	Barclays Bank PLC	116,621	02/16/27	0.20%	1D OBFR01	Monthly	(22,221)
UnitedHealth Group, Inc.	BNP Paribas SA	514,831	01/28/28	0.20%	1D OBFR01	Monthly	(12,416)
UnitedHealth Group, Inc.	UBS AG	28,473	01/14/31	0.20%	1D OBFR01	Monthly	(4,371)
Unity Software, Inc.	Bank of America N.A.	151,801	02/15/28	0.20%	1D OBFR01	Monthly	(45,469)
Unity Software, Inc.	BNP Paribas SA	136,866	01/28/28	0.00%	1D OBFR01	Monthly	(46,307)
Unity Software, Inc.	SG Americas Securities LLC	776,032	12/08/27	0.20%	1D OBFR01	Monthly	(192,635)
Unity Software, Inc.	UBS AG	445,720	01/14/31	0.20%	1D OBFR01	Monthly	(135,659)
Universal Corp.	Barclays Bank PLC	24,455,030	12/23/26	0.20%	1D OBFR01	Monthly	901,874
Universal Display Corp.	UBS AG	9,768,736	04/18/28	0.20%	1D OBFR01	Monthly	(389,090)
Universal Entertainment Corp.	Morgan Stanley & Co. International PLC	3,775,818	01/06/27	0.25%	1D P TONA	Monthly	(128,397)
Universal Health Realty Income Trust	BNP Paribas SA	96,416	04/16/26	0.20%	1D OBFR01	Monthly	(746)
Universal Health Services, Inc., Class B	UBS AG	1,503,265	04/18/28	0.20%	1D OBFR01	Monthly	(20,180)
Universal Insurance Holdings, Inc.	BNP Paribas SA	4,079,903	04/16/26	0.20%	1D OBFR01	Monthly	73,659
Universal Insurance Holdings, Inc.	Morgan Stanley & Co. International PLC	3,257,292	02/08/27	0.20%	1D FEDL01	Monthly	122,079
Universal Music Group NV	Bank of America N.A.	1,180,448	02/15/28	0.26%	1D ESTR	Monthly	(18,611)
Universal Music Group NV	Barclays Bank PLC	1,272,644	02/19/27	0.26%	1D ESTR	Monthly	(8,593)
Universal Music Group NV	UBS AG	363,926	01/03/31	0.26%	1D ESTR	Monthly	(19,896)
Universal Technical Institute, Inc.	Barclays Bank PLC	1,036,857	12/23/26	0.20%	1D OBFR01	Monthly	(38,734)
Univest Financial Corp.	Bank of America N.A.	122,150	02/15/28	0.20%	1D OBFR01	Monthly	(1,421)
Univest Financial Corp.	BNP Paribas SA	761,064	04/16/26	0.20%	1D OBFR01	Monthly	(12,464)
Univest Financial Corp.	Goldman Sachs Bank USA	473,578	08/19/26	0.20%	1D FEDL01	Monthly	(5,508)
Univest Financial Corp.	SG Americas Securities LLC	342,860	12/08/27	0.20%	1D OBFR01	Monthly	(1,750)
Unum Group	Morgan Stanley & Co. International PLC	11,184,152	02/05/27	0.20%	1D FEDL01	Monthly	(141,001)
UOL Group Ltd.	Barclays Bank PLC	17,787,392	12/24/27	0.00%	SORA	Monthly	812,271

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
UOL Group Ltd.	Morgan Stanley & Co. International PLC	$ 10,235,632	01/06/27	0.30%	SORA	Monthly	$ 467,416
Upstart Holdings, Inc.	Barclays Bank PLC	3,830,324	12/23/26	0.20%	1D OBFR01	Monthly	(579,678)
Upwork, Inc.	Barclays Bank PLC	7,294,414	12/23/26	0.20%	1D OBFR01	Monthly	(379,738)
Uranium Energy Corp.	BNP Paribas SA	105,081	01/24/28	0.00%	1D OBFR01	Monthly	(2,778)
Urban Outfitters, Inc.	Barclays Bank PLC	11,803,330	12/23/26	0.20%	1D OBFR01	Monthly	220,623
US Bancorp	Barclays Bank PLC	19,881,484	12/23/26	0.20%	1D OBFR01	Monthly	(24,772)
US Bancorp	Barclays Bank PLC	331,406	02/16/27	0.20%	1D OBFR01	Monthly	(413)
US Bancorp	SG Americas Securities LLC	26,223,265	12/08/27	0.20%	1D OBFR01	Monthly	273,897
Ushio, Inc.	UBS AG	11,189,595	04/03/28	0.25%	1D P TONA	Monthly	(107,002)
USS Co., Ltd.	Morgan Stanley & Co. International PLC	1,800,556	01/06/27	0.25%	1D P TONA	Monthly	(31,559)
V2X, Inc.	Barclays Bank PLC	1,790,736	12/23/26	0.20%	1D OBFR01	Monthly	(23,113)
Vail Resorts, Inc.	Bank of America N.A.	563,077	02/15/28	0.20%	1D OBFR01	Monthly	(33,325)
Vail Resorts, Inc.	Barclays Bank PLC	305,582	02/16/27	0.20%	1D OBFR01	Monthly	(18,550)
Vail Resorts, Inc.	BNP Paribas SA	1,626,202	01/28/28	0.20%	1D OBFR01	Monthly	(85,118)
Vail Resorts, Inc.	UBS AG	915,854	01/14/31	0.20%	1D OBFR01	Monthly	(998)
Valeo SE	Barclays Bank PLC	1,012,663	02/26/27	0.26%	1D ESTR	Monthly	(41,845)
Valeo SE	UBS AG	7,035,744	04/18/28	0.16%	1D ESTR	Monthly	(178,945)
Valeo SE	UBS AG	3,134,750	09/03/29	0.26%	1D ESTR	Monthly	(79,728)
Valeo SE	UBS AG	5,348,840	01/20/31	0.26%	1D ESTR	Monthly	(220,871)
Valero Energy Corp.	SG Americas Securities LLC	9,314,024	12/08/27	0.20%	1D OBFR01	Monthly	(424,679)
Valiant Holding AG, Registered Shares	Barclays Bank PLC	131,877	12/10/26	0.26%	SSARON	Monthly	(4,605)
Vallourec SACA	UBS AG	3,272,088	04/24/28	0.26%	1D ESTR	Monthly	78,448
Vanguard Australian Shares Index ETF	Bank of America N.A.	135,141	02/15/28	0.25%	1D AONIA	Monthly	(1,676)
Vanguard Australian Shares Index ETF	Barclays Bank PLC	867,553	01/20/27	0.00%	1D AONIA	Monthly	(5,662)
Vanguard Australian Shares Index ETF	BNP Paribas SA	124,892	01/14/28	0.00%	1D AONIA	Monthly	(634)
Vanguard Australian Shares Index ETF	UBS AG	117,224	01/03/31	0.25%	1D AONIA	Monthly	(727)
Var Energi ASA	Bank of America N.A.	12,563,339	02/15/28	0.26%	NOWA	Monthly	509,832
Var Energi ASA	UBS AG	3,022,024	04/18/28	0.25%	NOWA	Monthly	52,315
Var Energi ASA	UBS AG	2,019,908	09/03/29	0.25%	NOWA	Monthly	81,970
Var Energi ASA	UBS AG	1,995,444	01/20/31	0.25%	NOWA	Monthly	60,322
Veeva Systems, Inc., Class A	Bank of America N.A.	1,733,653	02/15/28	0.20%	1D OBFR01	Monthly	(157,759)
Veeva Systems, Inc., Class A	Barclays Bank PLC	2,948,307	02/16/27	0.20%	1D OBFR01	Monthly	(175,199)
Veeva Systems, Inc., Class A	BNP Paribas SA	1,027,948	01/28/28	0.20%	1D OBFR01	Monthly	(84,614)
Veeva Systems, Inc., Class A	Morgan Stanley & Co. International PLC	10,058,752	02/05/27	0.20%	1D FEDL01	Monthly	(953,724)
Veeva Systems, Inc., Class A	UBS AG	2,980,767	01/14/31	0.20%	1D OBFR01	Monthly	(204,804)
Ventas, Inc.	SG Americas Securities LLC	10,033,978	12/08/27	0.20%	1D OBFR01	Monthly	340,948
Venture Corp., Ltd.	Morgan Stanley & Co. International PLC	625,780	01/06/27	0.30%	SORA	Monthly	(8,122)
Ventyx Biosciences, Inc.	Bank of America N.A.	40,762	02/15/28	0.20%	1D OBFR01	Monthly	265
Ventyx Biosciences, Inc.	Barclays Bank PLC	629,712	02/16/27	0.20%	1D OBFR01	Monthly	(260)
Ventyx Biosciences, Inc.	BNP Paribas SA	147,637	01/28/28	0.20%	1D OBFR01	Monthly	959
Ventyx Biosciences, Inc.	UBS AG	557,586	01/14/31	0.20%	1D OBFR01	Monthly	3,176
Veolia Environnement SA	Barclays Bank PLC	10,697,910	12/10/26	0.26%	1D ESTR	Monthly	249,416
Veolia Environnement SA	Barclays Bank PLC	13,057,051	02/26/27	0.26%	1D ESTR	Monthly	718,126
Veolia Environnement SA	UBS AG	28,543,251	09/03/29	0.26%	1D ESTR	Monthly	1,727,234
Veralto Corp.	Bank of America N.A.	762,881	02/15/28	0.20%	1D OBFR01	Monthly	(42)
Veralto Corp.	SG Americas Securities LLC	10,458,829	12/08/27	0.20%	1D OBFR01	Monthly	(270,421)
VeriSign, Inc.	Barclays Bank PLC	22,539,430	12/23/26	0.20%	1D OBFR01	Monthly	(651,537)
VeriSign, Inc.	BNP Paribas SA	6,461,527	04/16/26	0.20%	1D OBFR01	Monthly	(129,376)
Verisk Analytics, Inc., Class A	Morgan Stanley & Co. International PLC	7,047,717	02/05/27	0.20%	1D FEDL01	Monthly	(33,545)
Verisk Analytics, Inc., Class A	UBS AG	275,525	01/22/31	0.20%	1D OBFR01	Monthly	(3)
Verisure PLC	Barclays Bank PLC	1,122,369	02/19/27	0.26%	1D ESTR	Monthly	(43,803)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Verisure PLC	BNP Paribas SA	$ 3,176,466	01/14/28	0.26%	1D ESTR	Monthly	$ (212,806)
Verisure PLC	UBS AG	3,587,523	01/03/31	0.25%	1D ESTR	Monthly	(112,349)
Verisure PLC	UBS AG	111,821	01/21/31	0.25%	1D ESTR	Monthly	(2,282)
Verizon Communications, Inc.	Barclays Bank PLC	1,609,738	02/16/27	0.20%	1D OBFR01	Monthly	207,301
Verizon Communications, Inc.	BNP Paribas SA	3,638,480	01/28/28	0.20%	1D OBFR01	Monthly	461,812
Verizon Communications, Inc.	UBS AG	1,922,456	01/14/31	0.20%	1D OBFR01	Monthly	258,623
Vermilion Energy, Inc.	Morgan Stanley & Co. International PLC	9,379,255	01/04/27	0.20%	CABROVER	Monthly	518,980
Vermilion Energy, Inc.	UBS AG	12,563,752	04/21/28	0.25%	1D CORRA	Monthly	1,377,140
Versant Media Group, Inc.	Barclays Bank PLC	1,077,119	02/16/27	0.20%	1D OBFR01	Monthly	(8,886)
Vertiv Holdings Co., Class A	Barclays Bank PLC	3,829,782	02/16/27	0.20%	1D OBFR01	Monthly	106,994
Vertiv Holdings Co., Class A	Morgan Stanley & Co. International PLC	7,151,161	02/05/27	0.20%	1D FEDL01	Monthly	199,784
Vertiv Holdings Co., Class A	UBS AG	10,412,307	01/14/31	0.20%	1D OBFR01	Monthly	110,773
Vestas Wind Systems A/S	Bank of America N.A.	220,642	02/15/28	0.26%	1W CIBOR	Monthly	(824)
Vestas Wind Systems A/S	SG Americas Securities LLC	8,132,068	12/08/27	0.22%	DESTR	Monthly	419,076
Vestas Wind Systems A/S	SG Americas Securities LLC	10,912,338	12/08/27	0.14%	DESTR	Monthly	514,538
VICI Properties, Inc.	Bank of America N.A.	411,465	02/15/28	0.20%	1D OBFR01	Monthly	(4,220)
VICI Properties, Inc.	Barclays Bank PLC	842,059	02/16/27	0.20%	1D OBFR01	Monthly	(11,593)
VICI Properties, Inc.	BNP Paribas SA	3,188,163	01/28/28	0.20%	1D OBFR01	Monthly	(16,836)
VICI Properties, Inc.	UBS AG	4,663,761	04/18/28	0.20%	1D OBFR01	Monthly	(60,158)
VICI Properties, Inc.	UBS AG	336,643	01/14/31	0.20%	1D OBFR01	Monthly	(10,466)
VICI Properties, Inc.	UBS AG	916,711	01/22/31	0.20%	1D OBFR01	Monthly	(3,577)
Victory Capital Holdings, Inc., Class A	Barclays Bank PLC	124,677	12/23/26	0.20%	1D OBFR01	Monthly	2,488
Viking Holdings Ltd.	SG Americas Securities LLC	3,758,496	12/08/27	0.20%	1D OBFR01	Monthly	(46,306)
Vinci SA	Bank of America N.A.	1,461,043	02/15/28	0.26%	1D ESTR	Monthly	1,534
Vinci SA	Barclays Bank PLC	3,252,285	08/17/26	0.26%	1D ESTR	Monthly	103,792
Vinci SA	Morgan Stanley & Co. International PLC	456,114	01/06/27	0.26%	1D ESTR	Monthly	6,010
Viridien	Morgan Stanley & Co. International PLC	260,662	01/04/27	0.26%	1D ESTR	Monthly	14,347
Virtu Financial, Inc., Class A	Bank of America N.A.	33,335	02/15/28	0.20%	1D OBFR01	Monthly	(2)
Visa, Inc., Class A	Barclays Bank PLC	44,092,978	12/23/26	0.20%	1D OBFR01	Monthly	(606,343)
Vistance Networks, Inc.	Bank of America N.A.	4,429,439	02/15/28	0.20%	1D OBFR01	Monthly	(202,517)
Visteon Corp.	UBS AG	113,162	04/21/28	0.20%	1D OBFR01	Monthly	(1,223)
Vistra Corp.	Morgan Stanley & Co. International PLC	14,970,408	02/05/27	0.20%	1D FEDL01	Monthly	(187,644)
Vita Coco Co., Inc.	Bank of America N.A.	2,053,298	02/15/28	0.20%	1D OBFR01	Monthly	5,586
Vita Coco Co., Inc.	Barclays Bank PLC	379,692	02/16/27	0.20%	1D OBFR01	Monthly	8,216
Vita Coco Co., Inc.	BNP Paribas SA	611,513	01/28/28	0.20%	1D OBFR01	Monthly	(11,538)
Vita Coco Co., Inc.	UBS AG	118,040	04/21/28	0.20%	1D OBFR01	Monthly	(3,285)
Vita Coco Co., Inc.	UBS AG	1,880,909	01/14/31	0.20%	1D OBFR01	Monthly	(14,939)
Vodafone Group PLC	Citibank N.A.	29,540,574	07/06/26	0.15%	1D SONIA	Monthly	1,148,518
Vodafone Group PLC	SG Americas Securities LLC	32,091,627	12/08/27	0.10%	1D SONIA	Monthly	1,231,619
Voestalpine AG	Morgan Stanley & Co. International PLC	5,129,604	01/04/27	0.26%	1D ESTR	Monthly	(24,582)
Volkswagen AG	Barclays Bank PLC	534,343	02/19/27	0.26%	1D ESTR	Monthly	(15,036)
Volvo Car AB, Class B	SG Americas Securities LLC	9,961,970	12/08/27	(2.16)%	1D STIBOR	Monthly	(917,754)
Volvo Car AB, Class B	UBS AG	8,917,059	04/24/28	(0.91)%	TN STIBOR	Monthly	(922,567)
Vonovia SE	Bank of America N.A.	430,819	02/15/28	0.26%	1D ESTR	Monthly	12,147
Vonovia SE	Barclays Bank PLC	5,699,205	08/17/26	0.26%	1D ESTR	Monthly	88,399
Vonovia SE	Barclays Bank PLC	332,618	02/19/27	0.26%	1D ESTR	Monthly	6,465
Vonovia SE	SG Americas Securities LLC	24,646,413	12/08/27	0.24%	1D ESTR	Monthly	(748,819)
Voya Financial, Inc.	Barclays Bank PLC	12,931,008	12/23/26	0.20%	1D OBFR01	Monthly	(5,058)
VSE Corp.	Bank of America N.A.	2,153,341	02/15/28	0.20%	1D OBFR01	Monthly	34,545
VSE Corp.	Barclays Bank PLC	2,349,615	02/16/27	0.20%	1D OBFR01	Monthly	142,302
VSE Corp.	BNP Paribas SA	5,085,246	01/28/28	0.20%	1D OBFR01	Monthly	99,016
VSE Corp.	UBS AG	1,593,348	01/14/31	0.20%	1D OBFR01	Monthly	16,638
Vulcan Materials Co.	BNP Paribas SA	2,309,367	04/16/26	0.20%	1D OBFR01	Monthly	4,791
W.W.Grainger, Inc.	Bank of America N.A.	1,963,909	02/15/28	0.20%	1D OBFR01	Monthly	35,060

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
W.W.Grainger, Inc.	Barclays Bank PLC	$ 513,049	02/16/27	0.20%	1D OBFR01	Monthly	$ 6,402
W.W.Grainger, Inc.	BNP Paribas SA	402,991	01/28/28	0.20%	1D OBFR01	Monthly	6,307
Wacom Co. Ltd.	Bank of America N.A.	795,775	02/15/28	0.25%	1D P TONA	Monthly	(77,593)
Wacom Co. Ltd.	BNP Paribas SA	5,148,969	03/24/27	0.25%	1D TONA	Monthly	(498,229)
Walker & Dunlop, Inc.	SG Americas Securities LLC	4,094,260	12/08/27	0.20%	1D OBFR01	Monthly	29,312
Wallenius Wilhelmsen ASA	UBS AG	78,931	04/24/28	0.25%	NOWA	Monthly	6,467
Wallenius Wilhelmsen ASA	UBS AG	143,698	01/03/31	0.25%	NOWA	Monthly	9,704
Walmart, Inc.	Bank of America N.A.	1,878,829	02/15/28	0.20%	1D OBFR01	Monthly	4,656
Walmart, Inc.	SG Americas Securities LLC	22,660,133	12/08/27	0.20%	1D OBFR01	Monthly	1,216,477
Walt Disney Co.	Bank of America N.A.	1,334,246	02/15/28	0.20%	1D OBFR01	Monthly	21,948
Walt Disney Co.	Barclays Bank PLC	366,574	02/16/27	0.20%	1D OBFR01	Monthly	(1,328)
Walt Disney Co.	UBS AG	1,580,086	01/14/31	0.20%	1D OBFR01	Monthly	(6,188)
Warby Parker, Inc., Class A	Bank of America N.A.	3,360,348	02/15/28	0.20%	1D OBFR01	Monthly	(135,655)
Warby Parker, Inc., Class A	Barclays Bank PLC	115,854	02/16/27	0.20%	1D OBFR01	Monthly	(5,370)
Warby Parker, Inc., Class A	BNP Paribas SA	1,577,658	01/28/28	0.20%	1D OBFR01	Monthly	(48,180)
Warby Parker, Inc., Class A	UBS AG	506,447	01/14/31	0.20%	1D OBFR01	Monthly	(47,676)
Warehouses De Pauw CVA	UBS AG	174,163	04/24/28	0.26%	1D ESTR	Monthly	8,403
Warner Music Group Corp., Class A	BNP Paribas SA	255,007	04/16/26	0.20%	1D OBFR01	Monthly	(2,905)
Wartsila OYJ Abp	Citibank N.A.	543,164	07/06/26	0.26%	1D ESTR	Monthly	19,937
Wartsila OYJ Abp	Morgan Stanley & Co. International PLC	11,543,233	01/06/27	0.26%	1D ESTR	Monthly	423,691
Washington H Soul Pattinson & Co. Ltd. Old	Bank of America N.A.	27	02/15/28	0.00%	1D AONIA	Monthly	—
Waste Connections, Inc.	Morgan Stanley & Co. International PLC	1,309,151	01/04/27	0.20%	CABROVER	Monthly	(37,025)
Waste Connections, Inc.	UBS AG	2,767,201	04/21/28	0.25%	1D CORRA	Monthly	(59,666)
Waste Management, Inc.	Bank of America N.A.	729,754	02/15/28	0.20%	1D OBFR01	Monthly	(13,697)
Waste Management, Inc.	BNP Paribas SA	225,187	04/16/26	0.20%	1D OBFR01	Monthly	(7,836)
Waste Management, Inc.	BNP Paribas SA	108,391	01/28/28	0.20%	1D OBFR01	Monthly	1,173
Waters Corp.	Bank of America N.A.	3,995,784	02/15/28	0.20%	1D OBFR01	Monthly	(141,038)
Watts Water Technologies, Inc., Class A	BNP Paribas SA	28,196	01/28/28	0.20%	1D OBFR01	Monthly	238
Watts Water Technologies, Inc., Class A	UBS AG	566,569	01/14/31	0.20%	1D OBFR01	Monthly	(1,771)
Wayfair, Inc., Class A	SG Americas Securities LLC	9,938,107	12/08/27	0.20%	1D OBFR01	Monthly	(872,486)
Waypoint REIT Ltd.	Barclays Bank PLC	110,008	05/12/27	0.00%	1D AONIA	Monthly	(1,863)
WD-40 Co.	Barclays Bank PLC	5,168,878	12/23/26	0.20%	1D OBFR01	Monthly	387,347
WD-40 Co.	SG Americas Securities LLC	1,412,697	12/08/27	0.20%	1D OBFR01	Monthly	192,502
WEB Travel Group Ltd.	SG Americas Securities LLC	6,348,433	12/08/27	0.30%	1D AONIA	Monthly	(114,837)
Webuild SpA	Bank of America N.A.	2,003,826	02/15/28	0.26%	1D ESTR	Monthly	(50,180)
Webuild SpA	BNP Paribas SA	2,173,631	03/17/27	0.26%	1D ESTR	Monthly	(54,432)
Webuild SpA	Goldman Sachs Bank USA	1,100,342	08/19/26	0.26%	1D ESTR	Monthly	(27,555)
Webuild SpA	UBS AG	1,632,071	04/24/28	0.25%	1D ESTR	Monthly	(40,870)
WEC Energy Group, Inc.	Bank of America N.A.	431,310	02/15/28	0.20%	1D OBFR01	Monthly	5,837
WEC Energy Group, Inc.	Barclays Bank PLC	493,644	02/16/27	0.20%	1D OBFR01	Monthly	2,822
WEC Energy Group, Inc.	BNP Paribas SA	1,171,133	01/28/28	0.20%	1D OBFR01	Monthly	17,020
WEC Energy Group, Inc.	UBS AG	4,292,869	04/18/28	0.20%	1D OBFR01	Monthly	97,300
Weebit Nano Ltd.	BNP Paribas SA	495,186	01/14/28	0.25%	1D AONIA	Monthly	(38,265)
Weir Group PLC	Bank of America N.A.	1,926,470	02/15/28	0.25%	1D SONIA	Monthly	(21,738)
Weir Group PLC	Barclays Bank PLC	6,272,266	08/17/26	0.25%	1D SONIA	Monthly	34,938
Weir Group PLC	Barclays Bank PLC	1,572,657	02/19/27	0.25%	1D SONIA	Monthly	8,760
Weir Group PLC	BNP Paribas SA	4,519,015	01/13/28	0.25%	1D SONIA	Monthly	38,048
Weir Group PLC	UBS AG	5,863,936	01/03/31	0.25%	1D SONIA	Monthly	20,883
Weis Markets, Inc.	Barclays Bank PLC	228,675	12/23/26	0.20%	1D OBFR01	Monthly	7,116
Wendy’s Co.	Bank of America N.A.	17,883	02/15/28	0.20%	1D OBFR01	Monthly	(1,571)
Wendy’s Co.	BNP Paribas SA	135,017	01/28/28	0.20%	1D OBFR01	Monthly	(8,616)
Wendy’s Co.	Morgan Stanley & Co. International PLC	120,827	02/08/27	0.20%	1D FEDL01	Monthly	(9,173)
WesBanco, Inc.	Bank of America N.A.	462,979	02/15/28	0.20%	1D OBFR01	Monthly	5,954
Wesdome Gold Mines Ltd.	Morgan Stanley & Co. International PLC	111,565	01/04/27	0.20%	CABROVER	Monthly	(13,641)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Wesfarmers Ltd.	Morgan Stanley & Co. International PLC	$ 7,207,470	01/07/27	0.29%	1D AONIA	Monthly	$ (24,164)
West Japan Railway Co.	UBS AG	4,291,353	04/18/28	0.18%	1D P TONA	Monthly	34,618
West Pharmaceutical Services, Inc.	Morgan Stanley & Co. International PLC	62,276	02/05/27	0.20%	1D FEDL01	Monthly	(1,260)
Westamerica BanCorp	Morgan Stanley & Co. International PLC	117,619	02/08/27	0.20%	1D FEDL01	Monthly	(1,538)
Western Digital Corp.	UBS AG	2,569,697	04/18/28	0.20%	1D OBFR01	Monthly	325,464
Westinghouse Air Brake Technologies Corp.	Barclays Bank PLC	9,718,181	12/23/26	0.20%	1D OBFR01	Monthly	(148,039)
Westlake Corp.	SG Americas Securities LLC	14,657,459	12/08/27	0.20%	1D OBFR01	Monthly	(38,703)
WH Group Ltd.	Bank of America N.A.	8,240,484	02/15/28	0.30%	HONIA	Monthly	562,438
WH Group Ltd.	Bank of America N.A.	505,640	02/15/28	0.30%	HONIA	Monthly	(8,230)
WH Group Ltd.	Barclays Bank PLC	375,710	01/20/27	0.29%	HONIA	Monthly	17,852
WH Group Ltd.	Barclays Bank PLC	13,392,363	05/13/27	0.29%	HONIA	Monthly	669,655
WH Group Ltd.	BNP Paribas SA	496,825	01/14/28	0.30%	HONIA	Monthly	28,317
WH Group Ltd.	UBS AG	936,287	01/04/30	0.25%	HONIA	Monthly	48,503
Wharf Real Estate Investment Co. Ltd.	Barclays Bank PLC	326,878	01/20/27	0.15%	HONIA	Monthly	6,412
Wheaton Precious Metals Corp.	Morgan Stanley & Co. International PLC	10,226,913	01/06/27	0.20%	CABROVER	Monthly	(972,911)
White Mountains Insurance Group Ltd.	Bank of America N.A.	220,117	02/15/28	0.20%	1D OBFR01	Monthly	(1,310)
Wickes Group PLC	Morgan Stanley & Co. International PLC	1,918,637	01/04/27	0.25%	1D SONIA	Monthly	(45,193)
Willdan Group, Inc.	Goldman Sachs Bank USA	5,138,517	08/18/26	0.20%	1D FEDL01	Monthly	(298,747)
Willdan Group, Inc.	SG Americas Securities LLC	3,596,952	12/08/27	0.20%	1D OBFR01	Monthly	431,226
Williams-Sonoma, Inc.	BNP Paribas SA	446,838	04/16/26	0.20%	1D OBFR01	Monthly	322
Winnebago Industries, Inc.	Barclays Bank PLC	1,193,290	12/23/26	0.20%	1D OBFR01	Monthly	(63,491)
Winpak Ltd.	Morgan Stanley & Co. International PLC	101,658	01/04/27	0.20%	CABROVER	Monthly	(4,340)
Wix.com Ltd.	Barclays Bank PLC	3,563,020	12/23/26	0.20%	1D OBFR01	Monthly	96,070
Wix.com Ltd.	BNP Paribas SA	918,273	04/16/26	0.20%	1D OBFR01	Monthly	(10,274)
Wix.com Ltd.	BNP Paribas SA	772,851	01/28/28	0.00%	1D OBFR01	Monthly	(26,895)
Wix.com Ltd.	SG Americas Securities LLC	5,065,429	12/08/27	0.20%	1D OBFR01	Monthly	(265,695)
Wolters Kluwer NV	BNP Paribas SA	398,342	01/13/28	0.26%	1D ESTR	Monthly	(26,955)
Wolters Kluwer NV	SG Americas Securities LLC	14,271,783	12/08/27	0.15%	1D ESTR	Monthly	(1,731,790)
Wolters Kluwer NV, Class C	Barclays Bank PLC	28,520,659	08/17/26	0.26%	1D ESTR	Monthly	(1,381,757)
Wolters Kluwer NV, Class C	SG Americas Securities LLC	10,538,862	12/08/27	0.26%	1D ESTR	Monthly	(1,106,777)
Woodside Energy Group Ltd.	BNP Paribas SA	9,680,482	03/22/27	0.25%	1D AONIA	Monthly	538,338
Woodward, Inc.	Bank of America N.A.	1,641,779	02/15/28	0.20%	1D OBFR01	Monthly	(86,588)
Woodward, Inc.	Barclays Bank PLC	1,019,318	02/16/27	0.20%	1D OBFR01	Monthly	(32,424)
Woodward, Inc.	BNP Paribas SA	1,256,466	01/28/28	0.20%	1D OBFR01	Monthly	(51,853)
Woodward, Inc.	Morgan Stanley & Co. International PLC	29,541,096	02/05/27	0.20%	1D FEDL01	Monthly	(1,344,874)
Workday, Inc., Class A	Bank of America N.A.	63,052	02/15/28	0.20%	1D OBFR01	Monthly	(1)
Workday, Inc., Class A	BNP Paribas SA	794,115	01/28/28	0.20%	1D OBFR01	Monthly	(54,537)
Workday, Inc., Class A	UBS AG	169,670	01/14/31	0.20%	1D OBFR01	Monthly	(10,198)
Workiva, Inc., Class A	Morgan Stanley & Co. International PLC	109,546	02/08/27	0.20%	1D FEDL01	Monthly	(6,262)
World Acceptance Corp.	UBS AG	2,906,687	04/21/28	0.20%	1D OBFR01	Monthly	(381,171)
World Kinect Corp.	BNP Paribas SA	9,055,804	04/16/26	0.20%	1D OBFR01	Monthly	(371,140)
Worley Ltd.	Citibank N.A.	10,341,283	02/25/26	0.30%	1D AONIA	Monthly	416,813
Worley Ltd.	JPMorgan Chase Bank N.A.	4,631,784	02/10/26	0.25%	1D AONIA	Monthly	120,073
Worley Ltd.	SG Americas Securities LLC	19,888,336	12/08/27	0.30%	1D AONIA	Monthly	506,727
Worley Ltd.	UBS AG	14,365,428	04/18/28	0.25%	1D AONIA	Monthly	127,516
Worley Ltd.	UBS AG	7,059,224	01/20/31	0.25%	1D AONIA	Monthly	284,527
WP Carey, Inc.	BNP Paribas SA	164,236	01/28/28	0.20%	1D OBFR01	Monthly	1,978
WP Carey, Inc.	UBS AG	9,429,703	04/18/28	0.20%	1D OBFR01	Monthly	113,561
WPP PLC	Barclays Bank PLC	406,941	02/19/27	0.25%	1D SONIA	Monthly	(26,064)
WPP PLC	UBS AG	488,806	01/03/31	0.25%	1D SONIA	Monthly	(6,352)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
WSFS Financial Corp.	BNP Paribas SA	$ 108,718	01/28/28	0.00%	1D OBFR01	Monthly	$ 14,334
WSFS Financial Corp.	Citibank N.A.	119,740	06/25/26	0.20%	1D OBFR01	Monthly	9,655
WSFS Financial Corp.	UBS AG	685,760	01/14/31	0.20%	1D OBFR01	Monthly	56,952
WSP Global, Inc.	Bank of America N.A.	1,265,293	02/15/28	0.20%	CABROVER	Monthly	(34)
WSP Global, Inc.	Barclays Bank PLC	303,314	12/23/26	0.20%	CABROVER	Monthly	(3,480)
Wynn Resorts Ltd.	BNP Paribas SA	15,141	01/28/28	0.20%	1D OBFR01	Monthly	(1,280)
Xcel Energy, Inc.	Bank of America N.A.	579,659	02/15/28	0.20%	1D OBFR01	Monthly	679
Xcel Energy, Inc.	BNP Paribas SA	523,783	01/28/28	0.20%	1D OBFR01	Monthly	(1,860)
Xero Ltd.	BNP Paribas SA	5,342,405	03/22/27	0.25%	1D AONIA	Monthly	(495,618)
Xero Ltd.	BNP Paribas SA	411,713	01/14/28	0.25%	1D AONIA	Monthly	(41,475)
Xero Ltd.	BNP Paribas SA	817,948	01/21/28	0.00%	1D AONIA	Monthly	(34,915)
Xero Ltd.	Citibank N.A.	153,902	02/25/26	0.00%	1D AONIA	Monthly	(294)
Xero Ltd.	UBS AG	2,010,603	04/18/28	0.25%	1D AONIA	Monthly	(186,525)
Xinyi Glass Holdings Ltd.	Barclays Bank PLC	337,937	01/20/27	0.15%	HONIA	Monthly	54,077
Xometry, Inc., Class A	SG Americas Securities LLC	110,505	12/08/27	0.15%	1D OBFR01	Monthly	(6,357)
XPO, Inc.	Barclays Bank PLC	1,712,875	12/23/26	0.20%	1D OBFR01	Monthly	(7,092)
XPO, Inc.	Barclays Bank PLC	335,264	02/23/27	0.20%	1D OBFR01	Monthly	(3,349)
XPO, Inc.	Citibank N.A.	9,091,805	02/24/28	0.20%	1D OBFR01	Monthly	(57,243)
Xtrackers DAX UCITS ETF	Bank of America N.A.	209,733	02/15/28	0.26%	1D ESTR	Monthly	(194)
Xtrackers DAX UCITS ETF	Barclays Bank PLC	5,722,704	02/19/27	0.26%	1D ESTR	Monthly	(65,644)
Xtrackers DAX UCITS ETF	UBS AG	691,707	01/03/31	0.26%	1D ESTR	Monthly	(7,541)
Xylem, Inc.	Barclays Bank PLC	8,872,549	02/23/27	0.20%	1D OBFR01	Monthly	(32,876)
Xylem, Inc.	SG Americas Securities LLC	712,658	12/08/27	0.20%	1D OBFR01	Monthly	(21,929)
Yahagi Construction Co., Ltd.	Morgan Stanley & Co. International PLC	116,862	01/06/27	0.25%	1D P TONA	Monthly	(5,790)
Yakult Honsha Co. Ltd.	UBS AG	10,582,059	09/03/29	0.16%	1D P TONA	Monthly	(144,524)
Yamaguchi Financial Group, Inc.	SG Americas Securities LLC	6,622,115	12/08/27	0.25%	1D P TONA	Monthly	702,006
Yamaguchi Financial Group, Inc.	UBS AG	5,430,736	04/03/28	0.25%	1D P TONA	Monthly	273,413
Yamaha Corp.	Barclays Bank PLC	4,258,593	05/12/27	0.25%	1D P TONA	Monthly	(127,197)
Yamaha Corp.	Citibank N.A.	2,213,209	02/26/26	0.19%	1D P TONA	Monthly	(66,105)
Yamanashi Chuo Bank Ltd.	Barclays Bank PLC	314,384	01/20/27	0.15%	1D P TONA	Monthly	(1,354)
Yamato Holdings Co., Ltd.	Barclays Bank PLC	444,693	01/20/27	0.15%	1D P TONA	Monthly	(7,997)
Yamato Kogyo Co., Ltd.	Bank of America N.A.	758,242	03/15/28	0.15%	1D P TONA	Monthly	(37,322)
Yamato Kogyo Co., Ltd.	Barclays Bank PLC	744,463	01/20/27	0.15%	1D P TONA	Monthly	(9,124)
Yamato Kogyo Co., Ltd.	BNP Paribas SA	254,212	01/14/28	0.25%	1D TONA	Monthly	(16,309)
Yamazen Corp.	Bank of America N.A.	1,102,161	02/15/28	0.25%	1D P TONA	Monthly	(47,011)
Yamazen Corp.	BNP Paribas SA	1,203,321	03/24/27	0.25%	1D TONA	Monthly	(51,326)
Yamazen Corp.	Goldman Sachs Bank USA	342,980	08/19/26	0.25%	1D P TONA	Monthly	(14,629)
Yamazen Corp.	UBS AG	1,083,856	04/03/28	0.25%	1D P TONA	Monthly	(46,230)
Yara International ASA	Morgan Stanley & Co. International PLC	12,088,461	01/06/27	0.26%	NOWA	Monthly	504,826
Yaskawa Electric Corp.	Bank of America N.A.	9,377,700	03/15/28	0.25%	1D P TONA	Monthly	(516,911)
Yaskawa Electric Corp.	Barclays Bank PLC	4,856,691	01/26/27	0.21%	1D P TONA	Monthly	(202,862)
Yaskawa Electric Corp.	Barclays Bank PLC	10,359,298	05/12/27	0.21%	1D P TONA	Monthly	(432,406)
Yaskawa Electric Corp.	Citibank N.A.	712,826	02/26/26	0.25%	1D P TONA	Monthly	(29,754)
Yellow Hat Ltd.	BNP Paribas SA	1,875,927	03/24/27	0.25%	1D TONA	Monthly	16,116
Yelp, Inc.	SG Americas Securities LLC	8,519,292	12/08/27	0.20%	1D OBFR01	Monthly	(823,541)
Yodoko Ltd.	Bank of America N.A.	149,725	03/15/28	0.25%	1D P TONA	Monthly	(3,862)
Yodoko Ltd.	Barclays Bank PLC	300,963	01/20/27	0.15%	1D P TONA	Monthly	(10,144)
Yodoko Ltd.	BNP Paribas SA	493,648	01/14/28	0.25%	1D TONA	Monthly	(1,701)
Yokogawa Electric Corp.	BNP Paribas SA	1,366,519	01/21/28	0.25%	1D TONA	Monthly	(2,960)
Yoshinoya Holdings Co. Ltd.	Barclays Bank PLC	4,062,685	05/12/27	0.15%	1D P TONA	Monthly	(4,129)
Yoshinoya Holdings Co. Ltd.	UBS AG	445,977	01/06/31	0.25%	1D P TONA	Monthly	(1,609)
Zealand Pharma A/S	Barclays Bank PLC	2,460,181	11/09/26	0.26%	DESTR	Monthly	(70,048)
Zealand Pharma A/S	Citibank N.A.	2,367,574	07/17/26	0.26%	DESTR	Monthly	(56,222)
Zebra Technologies Corp., Class A	Barclays Bank PLC	6,776,964	12/23/26	0.20%	1D OBFR01	Monthly	(325,354)
Zegona Communications PLC	Bank of America N.A.	526,079	02/15/28	0.25%	1D SONIA	Monthly	(988)
Zegona Communications PLC	Barclays Bank PLC	993,071	02/19/27	0.25%	1D SONIA	Monthly	(19,119)
Zegona Communications PLC	BNP Paribas SA	1,861,536	01/13/28	0.25%	1D SONIA	Monthly	(34,930)
Zegona Communications PLC	UBS AG	1,401,578	01/03/31	0.25%	1D SONIA	Monthly	(12,469)
Zenkoku Hosho Co., Ltd.	UBS AG	86,016	01/06/31	0.15%	1D P TONA	Monthly	(2,513)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Zeon Corp.	Morgan Stanley & Co. International PLC	$ 20,112,019	01/06/27	0.25%	1D P TONA	Monthly	$ (506,505)
Zigup PLC	Barclays Bank PLC	2,277,855	12/10/26	0.25%	1D SONIA	Monthly	33,275
Zinzino AB	SG Americas Securities LLC	115,113	12/08/27	0.26%	1D STIBOR	Monthly	(12,077)
Zinzino AB, Class B	Citibank N.A.	692	07/29/26	0.26%	TN STIBOR	Monthly	(46)
Zions Bancorp NA	Barclays Bank PLC	12,771,626	12/23/26	0.20%	1D OBFR01	Monthly	(234,380)
Zoetis, Inc., Class A	Barclays Bank PLC	9,380,382	12/23/26	0.20%	1D OBFR01	Monthly	31,670
Zoetis, Inc., Class A	BNP Paribas SA	2,432,687	04/16/26	0.20%	1D OBFR01	Monthly	(8,932)
Zojirushi Corp.	Barclays Bank PLC	184,466	01/20/27	0.00%	1D P TONA	Monthly	(4,528)
Zoom Communications, Inc., Class A	Bank of America N.A.	752,884	02/15/28	0.20%	1D OBFR01	Monthly	(18,662)
Zoom Communications, Inc., Class A	Barclays Bank PLC	6,198,689	02/16/27	0.20%	1D OBFR01	Monthly	336,635
Zoom Communications, Inc., Class A	BNP Paribas SA	5,113,348	01/28/28	0.20%	1D OBFR01	Monthly	425,822
Zoom Communications, Inc., Class A	UBS AG	592,670	01/14/31	0.20%	1D OBFR01	Monthly	(6)
ZoomInfo Technologies, Inc., Class A	SG Americas Securities LLC	7,720,554	12/08/27	0.20%	1D OBFR01	Monthly	(1,846,219)
Zscaler, Inc.	Barclays Bank PLC	1,891,414	02/23/27	0.20%	1D OBFR01	Monthly	(27,120)
Zuken, Inc.	UBS AG	304,071	04/03/28	0.25%	1D P TONA	Monthly	(14,119)
Total long positions of equity swaps							(180,064,104)
Short Contracts(b)
1&1 AG	Bank of America N.A.	(100,156)	02/15/28	(0.26)%	1D ESTR	Monthly	(4,141)
1&1 AG	Barclays Bank PLC	(817,719)	12/10/26	(0.98)%	1D ESTR	Monthly	(28,889)
1&1 AG	BNP Paribas SA	(1,076,793)	03/24/27	(0.87)%	1D ESTR	Monthly	(44,523)
3i Group PLC	Citibank N.A.	(16,130,944)	06/25/26	0.00%	1D SONIA	Monthly	309,787
3i Group PLC	Citibank N.A.	(8,033,294)	07/06/26	0.00%	1D SONIA	Monthly	154,275
3M Co.	Bank of America N.A.	(809,697)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,679
A O Smith Corp.	UBS AG	(1,457,768)	01/22/31	0.00%	1D OBFR01	Monthly	(36,358)
a2 Milk Co., Ltd.	Barclays Bank PLC	(111,045)	05/12/27	(0.25)%	1D AONIA	Monthly	(3,614)
A2A SpA	Barclays Bank PLC	(30,062)	02/26/27	(0.10)%	1D ESTR	Monthly	(378)
A2A SpA	Morgan Stanley & Co. International PLC	(3,352,587)	01/06/27	(0.26)%	1D ESTR	Monthly	(108,901)
Aalberts NV	BNP Paribas SA	(2,699,208)	03/24/27	(0.26)%	1D ESTR	Monthly	(198,037)
Aalberts NV	Goldman Sachs Bank USA	(1,538,311)	08/19/26	(0.26)%	1D ESTR	Monthly	(112,864)
Aalberts NV	SG Americas Securities LLC	(17,415,234)	12/08/27	(0.22)%	1D ESTR	Monthly	(1,971,493)
AAON, Inc.	Barclays Bank PLC	(12,927,330)	12/23/26	(0.15)%	1D OBFR01	Monthly	738,858
AAR Corp.	Barclays Bank PLC	(1,430,159)	02/16/27	(0.15)%	1D OBFR01	Monthly	(5,557)
AAR Corp.	UBS AG	(2,503,507)	04/21/28	0.00%	1D OBFR01	Monthly	(5,606)
Abaxx Technologies, Inc.	Morgan Stanley & Co. International PLC	(119,941)	01/04/27	(2.74)%	CABROVER	Monthly	14,769
Abbott Laboratories	UBS AG	(16,713,856)	04/18/28	0.00%	1D OBFR01	Monthly	1,925,347
Abbott Laboratories	UBS AG	(2,223,138)	01/22/31	0.00%	1D OBFR01	Monthly	(14,124)
AbbVie, Inc.	Barclays Bank PLC	(750,610)	02/16/27	(0.15)%	1D OBFR01	Monthly	3,080
ABC-Mart, Inc.	Barclays Bank PLC	(3,820,781)	05/12/27	(0.20)%	1D P TONA	Monthly	(11,745)
ABC-Mart, Inc.	Citibank N.A.	(764,493)	02/26/26	(0.22)%	1D P TONA	Monthly	(2,012)
ABN AMRO Bank NV	Goldman Sachs Bank USA	(541,022)	08/19/26	(0.26)%	1D ESTR	Monthly	310
ABN AMRO Bank NV	Morgan Stanley & Co. International PLC	(2,986,444)	01/06/27	(0.26)%	1D ESTR	Monthly	(7,917)
ABN AMRO Bank NV	SG Americas Securities LLC	(72,214,039)	12/08/27	0.10%	1D ESTR	Monthly	(2,804,994)
ABN AMRO Bank NV	UBS AG	(56,059,317)	04/18/28	0.00%	1D ESTR	Monthly	32,129
Acadia Realty Trust	SG Americas Securities LLC	(23,854,058)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,164,059
Accent Group Ltd.	Bank of America N.A.	(194,317)	02/15/28	(0.30)%	1D AONIA	Monthly	1,614
Accent Group Ltd.	Barclays Bank PLC	(357,805)	01/20/27	(0.25)%	1D AONIA	Monthly	8,605
Accent Group Ltd.	Barclays Bank PLC	(629,905)	05/12/27	(0.25)%	1D AONIA	Monthly	15,148
Accent Group Ltd.	UBS AG	(29,398)	04/03/28	0.00%	1D AONIA	Monthly	244
Accenture PLC, Class A	Bank of America N.A.	(1,300,609)	02/15/28	(0.15)%	1D OBFR01	Monthly	(12,054)
Accenture PLC, Class A	Barclays Bank PLC	(2,498,229)	02/16/27	(0.15)%	1D OBFR01	Monthly	107,014
Accenture PLC, Class A	BNP Paribas SA	(2,060,230)	01/28/28	(0.15)%	1D OBFR01	Monthly	35,475
Accenture PLC, Class A	Morgan Stanley & Co. International PLC	(5,913,982)	01/06/27	(0.15)%	1D FEDL01	Monthly	391,515
Acciona SA	BNP Paribas SA	(3,062,059)	08/17/26	(0.26)%	1D ESTR	Monthly	78,813
Acciona SA	UBS AG	(820,167)	09/03/29	0.00%	1D ESTR	Monthly	21,110
Acerinox SA	Bank of America N.A.	(2,701,239)	02/15/28	(0.26)%	1D ESTR	Monthly	188,128

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ackermans & van Haaren NV	BNP Paribas SA	$ (1,538,357)	03/24/27	(0.26)%	1D ESTR	Monthly	$ (65,544)
ACM Research, Inc., Class A	SG Americas Securities LLC	(714,610)	12/08/27	0.05%	1D OBFR01	Monthly	(81,401)
Acushnet Holdings Corp.	Barclays Bank PLC	(1,646,910)	12/23/26	(0.15)%	1D OBFR01	Monthly	(69,219)
Adamas Trust, Inc.	Morgan Stanley & Co. International PLC	(1,269,225)	01/04/27	(0.15)%	1D FEDL01	Monthly	50,281
Adaptive Biotechnologies Corp.	BNP Paribas SA	(128,887)	04/16/26	(0.15)%	1D OBFR01	Monthly	(5,219)
Addus HomeCare Corp.	Morgan Stanley & Co. International PLC	(2,382,557)	01/04/27	(0.15)%	1D FEDL01	Monthly	148,734
Adecco Group AG, Class N, Registered Shares	Barclays Bank PLC	(2,664,166)	12/11/26	(0.26)%	SSARON	Monthly	62,177
Adecco Group AG, Class N, Registered Shares	SG Americas Securities LLC	(936,815)	12/08/27	(0.26)%	SSARON	Monthly	21,076
Adeia, Inc.	Bank of America N.A.	(566,665)	02/15/28	(0.15)%	1D OBFR01	Monthly	31,925
Adeia, Inc.	Barclays Bank PLC	(1,857,722)	12/23/26	(0.15)%	1D OBFR01	Monthly	169,817
Adeia, Inc.	BNP Paribas SA	(54,884)	04/16/26	(0.15)%	1D OBFR01	Monthly	3,092
Adeia, Inc.	Goldman Sachs Bank USA	(404,698)	08/19/26	(0.15)%	1D FEDL01	Monthly	22,800
Adeia, Inc.	UBS AG	(1,280,920)	04/21/28	0.00%	1D OBFR01	Monthly	72,165
ADEKA Corp.	Barclays Bank PLC	(2,662,776)	05/12/27	(0.20)%	1D P TONA	Monthly	(68,889)
ADEKA Corp.	Morgan Stanley & Co. International PLC	(1,867,957)	01/06/27	(0.25)%	1D P TONA	Monthly	(52,234)
Adidas AG, Class N	Barclays Bank PLC	(4,591,833)	12/10/26	(0.26)%	1D ESTR	Monthly	49,849
Adidas AG, Class N	UBS AG	(1,890,218)	01/20/31	0.00%	1D ESTR	Monthly	(31,397)
Advance Auto Parts, Inc.	Morgan Stanley & Co. International PLC	(1,015,668)	01/04/27	(0.15)%	1D FEDL01	Monthly	(49,242)
Advance Residence Investment Corp.	Barclays Bank PLC	(2,362,077)	05/12/27	(0.20)%	1D P TONA	Monthly	40,639
Advanced Energy Industries, Inc.	BNP Paribas SA	(338,670)	01/28/28	(0.15)%	1D OBFR01	Monthly	17,172
Advanced Medical Solutions Group PLC	BNP Paribas SA	(123,150)	03/17/27	(0.25)%	1D SONIA	Monthly	4,781
AdvanSix, Inc.	SG Americas Securities LLC	(1,093,927)	12/08/27	(0.15)%	1D OBFR01	Monthly	140,802
Advantage Energy Ltd.	Morgan Stanley & Co. International PLC	(101,758)	01/04/27	(0.20)%	CABROVER	Monthly	734
Advantest Corp.	Barclays Bank PLC	(741,600)	05/12/27	(0.15)%	1D P TONA	Monthly	(19,178)
Adyen NV	JPMorgan Chase Bank N.A.	(17,577,364)	02/10/26	0.00%	1D ESTR	Monthly	2,281,830
Adyen NV	JPMorgan Chase Bank N.A.	(1,671,681)	02/10/26	0.00%	1D ESTR	Monthly	217,012
Adyen NV	UBS AG	(9,816,905)	04/18/28	0.00%	1D ESTR	Monthly	1,071,093
Adyen NV	UBS AG	(32,916,964)	09/03/29	0.00%	1D ESTR	Monthly	3,719,770
Adyen NV	UBS AG	(3,714,755)	01/20/31	0.00%	1D ESTR	Monthly	467,327
AECOM	Bank of America N.A.	(2,143,316)	02/15/28	(0.15)%	1D OBFR01	Monthly	23,688
AECOM	Barclays Bank PLC	(1,690,904)	02/16/27	(0.15)%	1D OBFR01	Monthly	29,801
AECOM	UBS AG	(3,345,400)	01/14/31	0.00%	1D OBFR01	Monthly	18,661
Aecon Group, Inc.	Morgan Stanley & Co. International PLC	(461,776)	01/04/27	(0.20)%	CABROVER	Monthly	(12,771)
Aehr Test Systems	Barclays Bank PLC	(375,618)	12/23/26	(0.50)%	1D OBFR01	Monthly	64,041
Aehr Test Systems	BNP Paribas SA	(2,744,210)	04/16/26	(0.42)%	1D OBFR01	Monthly	92,060
Aehr Test Systems	Citibank N.A.	(418,398)	06/25/26	(0.50)%	1D OBFR01	Monthly	71,335
Aehr Test Systems	SG Americas Securities LLC	(1,874,861)	12/08/27	(0.75)%	1D OBFR01	Monthly	(242,823)
Aena SME SA	Morgan Stanley & Co. International PLC	(6,530,144)	01/06/27	(0.26)%	1D ESTR	Monthly	(209,127)
Aena SME SA	SG Americas Securities LLC	(7,367,633)	12/08/27	(0.26)%	1D ESTR	Monthly	(237,802)
Aeon Co., Ltd.	Barclays Bank PLC	(2,070,046)	01/26/27	(0.20)%	1D P TONA	Monthly	89,530
Aeon Co., Ltd.	Barclays Bank PLC	(7,201,061)	09/09/27	(0.20)%	1D P TONA	Monthly	311,656
Aeon Co., Ltd.	SG Americas Securities LLC	(1,417,894)	12/08/27	(0.19)%	1D P TONA	Monthly	77,489
AEON Financial Service Co., Ltd.	Bank of America N.A.	(12,290,991)	02/15/28	0.00%	1D P TONA	Monthly	409,256
AEON Financial Service Co., Ltd.	Barclays Bank PLC	(4,524,311)	05/12/27	(0.20)%	1D P TONA	Monthly	(3,519)
AEON Financial Service Co., Ltd.	JPMorgan Chase Bank N.A.	(3,267,280)	02/10/26	(0.19)%	1D P TONA	Monthly	100,637
AEON REIT Investment Corp.	Bank of America N.A.	(5,042,388)	02/15/28	0.00%	1D P TONA	Monthly	218,101
AEON REIT Investment Corp.	Barclays Bank PLC	(2,337,101)	05/12/27	(0.15)%	1D P TONA	Monthly	50,455
Aercap Holdings NV	BNP Paribas SA	(2,045,214)	01/24/28	(0.15)%	1D OBFR01	Monthly	1,076
Aeroports de Paris SA	Bank of America N.A.	(5,630,930)	02/15/28	(0.26)%	1D ESTR	Monthly	(100,910)
Aeroports de Paris SA	Bank of America N.A.	(3,137,683)	02/15/28	(0.26)%	1D ESTR	Monthly	(56,229)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Aeroports de Paris SA	Bank of America N.A.	$ (4,825,324)	02/15/28	(0.26)%	1D ESTR	Monthly	$ (20,243)
Aeroports de Paris SA	Barclays Bank PLC	(35,626,501)	08/17/26	(0.26)%	1D ESTR	Monthly	(148,384)
Aeroports de Paris SA	JPMorgan Chase Bank N.A.	(965,448)	02/10/26	(0.26)%	1D ESTR	Monthly	51,165
Aeroports de Paris SA	Morgan Stanley & Co. International PLC	(2,370,828)	01/06/27	(0.26)%	1D ESTR	Monthly	(9,874)
Aeroports de Paris SA	UBS AG	(6,689,110)	04/18/28	0.00%	1D ESTR	Monthly	(120,051)
AeroVironment, Inc.	Bank of America N.A.	(289,904)	02/15/28	(0.15)%	1D OBFR01	Monthly	37,404
AeroVironment, Inc.	Barclays Bank PLC	(369,256)	02/16/27	(0.15)%	1D OBFR01	Monthly	29,620
AeroVironment, Inc.	BNP Paribas SA	(733,048)	01/28/28	0.00%	1D OBFR01	Monthly	37,073
AeroVironment, Inc.	UBS AG	(455,686)	01/14/31	0.00%	1D OBFR01	Monthly	45,895
Aeva Technologies, Inc.	Bank of America N.A.	(1,897,983)	02/15/28	(0.46)%	1D OBFR01	Monthly	675,115
Aeva Technologies, Inc.	Morgan Stanley & Co. International PLC	(1,641,619)	01/04/27	(0.29)%	1D FEDL01	Monthly	495,448
AFRY AB, Class B	Barclays Bank PLC	(1,306,498)	01/18/27	(0.26)%	1D STIBOR	Monthly	51,975
AGC, Inc.	Bank of America N.A.	(1,376,674)	03/15/28	(0.15)%	1D P TONA	Monthly	(29,196)
AGC, Inc.	Barclays Bank PLC	(1,876,781)	01/20/27	(0.15)%	1D P TONA	Monthly	(30,922)
AGC, Inc.	UBS AG	(896,635)	01/06/31	0.00%	1D P TONA	Monthly	(14,782)
AGCO Corp.	SG Americas Securities LLC	(13,092,200)	12/08/27	(0.15)%	1D OBFR01	Monthly	(10,398)
AGCO Corp.	UBS AG	(1,379,629)	04/18/28	0.00%	1D OBFR01	Monthly	(1,705)
AGCO Corp.	UBS AG	(7,938,457)	01/22/31	0.00%	1D OBFR01	Monthly	82,432
AGNC Investment Corp.	Barclays Bank PLC	(17,259,959)	12/23/26	(0.15)%	1D OBFR01	Monthly	570,940
AGNC Investment Corp.	SG Americas Securities LLC	(33,505,702)	12/08/27	(0.15)%	1D OBFR01	Monthly	(628,793)
AGNC Investment Corp.	UBS AG	(2,842,830)	04/18/28	0.00%	1D OBFR01	Monthly	68,150
Agnico Eagle Mines Ltd.	Barclays Bank PLC	(642,440)	02/16/27	(0.20)%	CABROVER	Monthly	77,484
Agnico Eagle Mines Ltd.	BNP Paribas SA	(1,071,396)	01/17/28	(0.20)%	CABROVER	Monthly	45,654
AIB Group PLC	BNP Paribas SA	(33,814,244)	08/17/26	(0.26)%	1D ESTR	Monthly	(181,112)
AIB Group PLC	BNP Paribas SA	(52,991)	06/17/27	(0.26)%	1D ESTR	Monthly	(284)
AIB Group PLC	BNP Paribas SA	(6,278,916)	01/19/28	(0.26)%	1D ESTR	Monthly	(98,409)
AIB Group PLC	Citibank N.A.	(328,539)	07/06/26	(0.26)%	1D ESTR	Monthly	(5,139)
Aica Kogyo Co., Ltd.	Barclays Bank PLC	(10,357,475)	05/12/27	(0.18)%	1D P TONA	Monthly	281,585
Aichi Financial Group, Inc.	Barclays Bank PLC	(516,074)	05/12/27	(0.20)%	1D P TONA	Monthly	1,604
Ain Holdings, Inc.	Bank of America N.A.	(128,739)	02/15/28	(0.15)%	1D P TONA	Monthly	(716)
Ain Holdings, Inc.	Barclays Bank PLC	(2,365,779)	05/12/27	(0.15)%	1D P TONA	Monthly	27,231
Ain Holdings, Inc.	BNP Paribas SA	(498,346)	03/24/27	(0.05)%	1D TONA	Monthly	(2,772)
Air France-KLM	Morgan Stanley & Co. International PLC	(4,952,770)	01/06/27	(0.26)%	1D ESTR	Monthly	97,703
Air Products and Chemicals, Inc.	SG Americas Securities LLC	(9,942,099)	12/08/27	(0.14)%	1D OBFR01	Monthly	(393,553)
Airbus SE	Barclays Bank PLC	(41,625,803)	12/10/26	0.00%	1D ESTR	Monthly	2,738,233
Airbus SE	UBS AG	(30,318,489)	09/03/29	0.00%	1D ESTR	Monthly	3,062,252
Airtel Africa PLC	Bank of America N.A.	(87,594)	02/15/28	(0.25)%	1D SONIA	Monthly	228
Aisin Corp.	Bank of America N.A.	(180,253)	03/15/28	(0.25)%	1D P TONA	Monthly	(2,480)
Ajinomoto Co., Inc.	Morgan Stanley & Co. International PLC	(282,214)	01/07/27	(0.25)%	1D P TONA	Monthly	(6,034)
Akzo Nobel NV	SG Americas Securities LLC	(411,249)	12/08/27	(0.17)%	1D ESTR	Monthly	(5,661)
Akzo Nobel NV	SG Americas Securities LLC	(9,020,045)	12/08/27	(0.15)%	1D ESTR	Monthly	(124,175)
Akzo Nobel NV	UBS AG	(16,299,893)	04/18/28	0.00%	1D ESTR	Monthly	168,515
Akzo Nobel NV	UBS AG	(20,459,670)	09/03/29	0.00%	1D ESTR	Monthly	131,164
Albany International Corp., Class A	BNP Paribas SA	(2,347,647)	04/16/26	(0.15)%	1D OBFR01	Monthly	121,555
Albany International Corp., Class A	SG Americas Securities LLC	(5,605,092)	12/08/27	(0.15)%	1D OBFR01	Monthly	(25,367)
Albertsons Cos, Inc., Class A	UBS AG	(4,380,048)	04/18/28	0.00%	1D OBFR01	Monthly	10,622
Albertsons Cos, Inc., Class A	UBS AG	(258,181)	01/22/31	0.00%	1D OBFR01	Monthly	7,965
Alcoa Corp.	Barclays Bank PLC	(1,300,940)	02/23/27	(0.15)%	1D OBFR01	Monthly	88,557
Alcoa Corp.	Morgan Stanley & Co. International PLC	(7,614,368)	01/06/27	(0.15)%	1D FEDL01	Monthly	763,366
Alcon AG	Bank of America N.A.	(7,393,056)	02/15/28	0.00%	SSARON	Monthly	(92,405)
Alcon AG	Barclays Bank PLC	(820,468)	02/26/27	(0.26)%	SSARON	Monthly	(3,201)
Alcon AG	Morgan Stanley & Co. International PLC	(10,212,017)	01/06/27	(0.26)%	SSARON	Monthly	255,793
Alexander’s, Inc.	Bank of America N.A.	(283,259)	02/15/28	(0.15)%	1D OBFR01	Monthly	(11,845)
Alexander’s, Inc.	Citibank N.A.	(1,490,237)	06/25/26	(0.15)%	1D OBFR01	Monthly	4,429
Alexander’s, Inc.	UBS AG	(587,205)	04/21/28	0.00%	1D OBFR01	Monthly	(24,555)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Alexandria Real Estate Equities, Inc.	BNP Paribas SA	$ (1,170,483)	01/28/28	0.00%	1D OBFR01	Monthly	$ 28,289
Alexandria Real Estate Equities, Inc.	UBS AG	(773,405)	01/14/31	0.00%	1D OBFR01	Monthly	43,797
Alfa Laval AB	Morgan Stanley & Co. International PLC	(1,007,295)	01/08/27	(0.26)%	1D STIBOR	Monthly	(4,838)
Alfa Laval AB	UBS AG	(215,655)	09/03/29	0.00%	TN STIBOR	Monthly	(858)
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. International PLC	(7,968,994)	01/04/27	(0.20)%	CABROVER	Monthly	(113,977)
Algonquin Power & Utilities Corp.	Morgan Stanley & Co. International PLC	(4,143,622)	01/06/27	(0.20)%	CABROVER	Monthly	(56,376)
Align Technology, Inc.	Bank of America N.A.	(430,393)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7)
Alimentation Couche-Tard, Inc.	BNP Paribas SA	(1,681,673)	01/24/28	(0.20)%	CABROVER	Monthly	2,511
Alimentation Couche-Tard, Inc.	Morgan Stanley & Co. International PLC	(12,716,638)	01/06/27	(0.20)%	CABROVER	Monthly	1,091,054
ALK-Abello A/S	SG Americas Securities LLC	(585,045)	12/08/27	(0.26)%	DESTR	Monthly	34,569
Alkami Technology, Inc.	Morgan Stanley & Co. International PLC	(12,051,441)	01/04/27	(0.15)%	1D FEDL01	Monthly	(5,690)
Allegion plc	Barclays Bank PLC	(2,255,691)	02/16/27	(0.15)%	1D OBFR01	Monthly	13,829
Allegion plc	UBS AG	(3,433,630)	01/14/31	0.00%	1D OBFR01	Monthly	9,396
Allegro MicroSystems, inc.	SG Americas Securities LLC	(251,487)	12/08/27	0.00%	1D OBFR01	Monthly	7,069
Alleima AB	Bank of America N.A.	(3,336,560)	02/15/28	(0.26)%	1D STIBOR	Monthly	293,226
Alleima AB	Barclays Bank PLC	(6,594,354)	01/18/27	(0.26)%	1D STIBOR	Monthly	624,990
Alliant Energy Corp.	Barclays Bank PLC	(674,192)	02/16/27	(0.15)%	1D OBFR01	Monthly	4,942
Alliant Energy Corp.	BNP Paribas SA	(313,052)	01/28/28	(0.15)%	1D OBFR01	Monthly	7,098
Alliant Energy Corp.	Morgan Stanley & Co. International PLC	(20,732,107)	01/06/27	(0.15)%	1D FEDL01	Monthly	297,635
Alliant Energy Corp.	UBS AG	(199,644)	01/14/31	0.00%	1D OBFR01	Monthly	4,089
Allied Gold Corp.	Barclays Bank PLC	(1,394,762)	02/16/27	(1.50)%	CABROVER	Monthly	(4,300)
Allison Transmission Holdings, Inc.	BNP Paribas SA	(4,047,741)	01/24/28	(0.10)%	1D OBFR01	Monthly	57,147
Almonty Industries, Inc., CDI, CDI	Morgan Stanley & Co. International PLC	(3,011,299)	01/04/27	(1.69)%	CABROVER	Monthly	(195,755)
ALS Ltd.	Barclays Bank PLC	(324,001)	05/12/27	(0.25)%	1D AONIA	Monthly	(1,426)
ALS Ltd.	BNP Paribas SA	(2,048,976)	09/07/26	(0.25)%	1D AONIA	Monthly	(7,192)
ALS Ltd.	SG Americas Securities LLC	(1,046)	12/08/27	(0.30)%	1D AONIA	Monthly	(79)
ALSO Holding AG, Registered Shares	UBS AG	(367,386)	01/07/31	0.00%	SSARON	Monthly	160
Alten SA	Bank of America N.A.	(6,591,724)	02/15/28	(0.26)%	1D ESTR	Monthly	(581,294)
Alten SA	Goldman Sachs Bank USA	(543,222)	08/19/26	(0.18)%	1D ESTR	Monthly	(47,904)
Alten SA	Morgan Stanley & Co. International PLC	(315,140)	01/04/27	(0.26)%	1D ESTR	Monthly	(40,908)
Altri SGPS SA	Barclays Bank PLC	(685,010)	12/10/26	(5.00)%	1D ESTR	Monthly	29,726
Altri SGPS SA	BNP Paribas SA	(55,031)	03/17/27	(1.47)%	1D ESTR	Monthly	2,849
Altri SGPS SA	SG Americas Securities LLC	(29,991)	12/08/27	(1.70)%	1D ESTR	Monthly	883
Ambu A/S, Class B	Bank of America N.A.	(1,992,948)	02/15/28	(0.26)%	1W CIBOR	Monthly	104,187
Ambu A/S, Class B	Barclays Bank PLC	(2,719,392)	02/19/27	(0.26)%	DESTR	Monthly	80,737
Ambu A/S, Class B	UBS AG	(1,567,977)	04/24/28	0.00%	DESTR	Monthly	32,811
Amcor PLC	SG Americas Securities LLC	(5,276,779)	12/08/27	(0.15)%	1D OBFR01	Monthly	(109,553)
Amentum Holdings, Inc.	SG Americas Securities LLC	(10,145,024)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,034,186)
Amer Sports, Inc.	Barclays Bank PLC	(447,271)	12/23/26	(0.15)%	1D OBFR01	Monthly	14,524
Amer Sports, Inc.	Barclays Bank PLC	(1,356,479)	02/23/27	(0.15)%	1D OBFR01	Monthly	(4,692)
Amerant Bancorp, Inc., Class A	Bank of America N.A.	(62,664)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,089)
Amerant Bancorp, Inc., Class A	Barclays Bank PLC	(1,124,093)	12/23/26	(0.15)%	1D OBFR01	Monthly	25,812
Amerant Bancorp, Inc., Class A	Goldman Sachs Bank USA	(666,666)	08/19/26	(0.15)%	1D FEDL01	Monthly	(22,222)
Ameresco, Inc., Class A	Barclays Bank PLC	(3,839,201)	12/23/26	(0.15)%	1D OBFR01	Monthly	161,922
Ameresco, Inc., Class A	Barclays Bank PLC	(16,131)	02/16/27	(0.15)%	1D OBFR01	Monthly	680
Ameresco, Inc., Class A	BNP Paribas SA	(424,065)	01/28/28	(0.15)%	1D OBFR01	Monthly	7,431
Ameresco, Inc., Class A	SG Americas Securities LLC	(2,136,913)	12/08/27	(0.15)%	1D OBFR01	Monthly	(150,343)
American Battery Technology Co.	Morgan Stanley & Co. International PLC	(97,737)	01/04/27	(0.25)%	1D FEDL01	Monthly	14,169
American Financial Group, Inc.	Bank of America N.A.	(2,386,744)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,626)
American Financial Group, Inc.	Barclays Bank PLC	(4,040,938)	02/16/27	(0.15)%	1D OBFR01	Monthly	(57,226)
American Financial Group, Inc.	UBS AG	(6,388,708)	04/18/28	0.00%	1D OBFR01	Monthly	78,951
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
American Financial Group, Inc.	UBS AG	$ (957,078)	01/14/31	0.00%	1D OBFR01	Monthly	$ (18,124)
American Healthcare REIT, Inc.	BNP Paribas SA	(19,739,682)	01/28/28	(0.15)%	1D OBFR01	Monthly	(421)
American Homes 4 Rent, Class A	Bank of America N.A.	(1,362,616)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,724
American Homes 4 Rent, Class A	Barclays Bank PLC	(3,531,928)	02/16/27	(0.15)%	1D OBFR01	Monthly	9,493
American Homes 4 Rent, Class A	BNP Paribas SA	(869,543)	01/28/28	(0.15)%	1D OBFR01	Monthly	(14,997)
American Homes 4 Rent, Class A	Morgan Stanley & Co. International PLC	(2,781,671)	01/06/27	(0.15)%	1D FEDL01	Monthly	18,527
American Homes 4 Rent, Class A	UBS AG	(1,076,443)	01/14/31	0.00%	1D OBFR01	Monthly	8,055
American States Water Co.	Bank of America N.A.	(3,079,082)	02/15/28	(0.15)%	1D OBFR01	Monthly	132,082
American Superconductor Corp.	Barclays Bank PLC	(550,629)	02/16/27	(0.15)%	1D OBFR01	Monthly	26,311
American Superconductor Corp.	BNP Paribas SA	(557,239)	01/28/28	(0.10)%	1D OBFR01	Monthly	32,591
American Superconductor Corp.	SG Americas Securities LLC	(1,516,493)	12/08/27	(0.15)%	1D OBFR01	Monthly	32,730
American Superconductor Corp.	UBS AG	(93,706)	01/14/31	0.00%	1D OBFR01	Monthly	3,497
American Water Works Co., Inc.	Barclays Bank PLC	(414,181)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,097
Americas Gold & Silver Corp.	SG Americas Securities LLC	(149,542)	12/08/27	(0.20)%	CABROVER	Monthly	(52,992)
AMG Critical Materials NV	Goldman Sachs Bank USA	(1,445,248)	08/19/26	(0.26)%	1D ESTR	Monthly	87,632
AMG Critical Materials NV	UBS AG	(586,797)	04/24/28	0.00%	1D ESTR	Monthly	35,580
Amkor Technology, Inc.	Barclays Bank PLC	(505,618)	12/23/26	(0.15)%	1D OBFR01	Monthly	9,994
Amkor Technology, Inc.	Barclays Bank PLC	(1,345,031)	02/23/27	(0.15)%	1D OBFR01	Monthly	84,682
Amneal Pharmaceuticals, Inc.	BNP Paribas SA	(7,729,903)	01/28/28	(0.10)%	1D OBFR01	Monthly	42,235
Amotiv Ltd.	Bank of America N.A.	(312,488)	02/15/28	(0.30)%	1D AONIA	Monthly	17,335
Amotiv Ltd.	Barclays Bank PLC	(546,918)	05/12/27	(0.25)%	1D AONIA	Monthly	34,385
Amotiv Ltd.	BNP Paribas SA	(23,990)	03/22/27	(0.75)%	1D AONIA	Monthly	1,331
Amotiv Ltd.	Goldman Sachs Bank USA	(421,734)	08/19/26	(0.30)%	1D AONIA	Monthly	23,396
Amotiv Ltd.	UBS AG	(2,341)	04/03/28	0.00%	1D AONIA	Monthly	130
Amphastar Pharmaceuticals, Inc.	SG Americas Securities LLC	(3,676,937)	12/08/27	(0.15)%	1D OBFR01	Monthly	165,688
Amplifon SpA	Bank of America N.A.	(105,508)	02/15/28	(0.26)%	1D ESTR	Monthly	(111)
Amprius Technologies, Inc.	BNP Paribas SA	(579,179)	04/16/26	(0.15)%	1D OBFR01	Monthly	(130,672)
Amprius Technologies, Inc.	Morgan Stanley & Co. International PLC	(4,225,962)	01/04/27	(0.15)%	1D FEDL01	Monthly	(173,282)
Amprius Technologies, Inc.	SG Americas Securities LLC	(1,450,874)	12/08/27	(0.15)%	1D OBFR01	Monthly	(502,467)
Amundi Core Stoxx Europe 600 UCITS ETF	Bank of America N.A.	(87,882)	02/15/28	(2.50)%	1D ESTR	Monthly	(266)
Amundi Core Stoxx Europe 600 UCITS ETF	Barclays Bank PLC	(336,919)	02/19/27	(1.25)%	1D ESTR	Monthly	(2,031)
Amundi Core Stoxx Europe 600 UCITS ETF	UBS AG	(10,768,540)	01/03/31	0.00%	1D ESTR	Monthly	(60,715)
Amundi EURO STOXX 50 II UCITS ETF	Bank of America N.A.	(3,660,203)	02/15/28	(2.00)%	1D ESTR	Monthly	(2,687)
Amundi EURO STOXX 50 II UCITS ETF	Barclays Bank PLC	(3,954,961)	02/19/27	(1.25)%	1D ESTR	Monthly	(22,920)
Amundi EURO STOXX 50 II UCITS ETF	UBS AG	(11,154,405)	01/03/31	0.00%	1D ESTR	Monthly	(31,627)
and ST HD Co. Ltd.	Barclays Bank PLC	(4,167,878)	05/12/27	(0.20)%	1D P TONA	Monthly	79,053
and ST HD Co. Ltd.	BNP Paribas SA	(1,728,519)	03/24/27	(0.25)%	1D TONA	Monthly	62,035
Anglogold Ashanti Plc	Bank of America N.A.	(284,616)	02/15/28	(0.15)%	1D OBFR01	Monthly	23,837
Anheuser-Busch InBev SA	Morgan Stanley & Co. International PLC	(42,924,385)	01/06/27	(0.26)%	1D ESTR	Monthly	(1,018,290)
Anheuser-Busch InBev SA	UBS AG	(39,955,839)	09/03/29	0.00%	1D ESTR	Monthly	(998,965)
Anheuser-Busch InBev SA	UBS AG	(27,564)	01/20/31	0.00%	1D ESTR	Monthly	(293)
Annaly Capital Management, Inc.	Barclays Bank PLC	(7,567,724)	12/23/26	(0.15)%	1D OBFR01	Monthly	269,596
Annaly Capital Management, Inc.	Barclays Bank PLC	(10,533,397)	02/23/27	(0.15)%	1D OBFR01	Monthly	374,942
Ansell Ltd.	Barclays Bank PLC	(7,233,367)	05/12/27	(0.25)%	1D AONIA	Monthly	326,973
Ansell Ltd.	BNP Paribas SA	(15,866,780)	03/22/27	(0.25)%	1D AONIA	Monthly	654,779
Antero Midstream Corp.	Barclays Bank PLC	(21,031,785)	12/23/26	(0.15)%	1D OBFR01	Monthly	(56,025)
Antero Midstream Corp.	Barclays Bank PLC	(1,754,361)	02/23/27	(0.15)%	1D OBFR01	Monthly	(4,726)
Antofagasta PLC	Barclays Bank PLC	(434,760)	02/19/27	(0.25)%	1D SONIA	Monthly	(12,888)
Antofagasta PLC	BNP Paribas SA	(1,372,586)	01/13/28	(0.25)%	1D SONIA	Monthly	(18,573)
Antofagasta PLC	UBS AG	(1,061,912)	01/03/31	0.00%	1D SONIA	Monthly	10,528
Anycolor, Inc.	Barclays Bank PLC	(4,714,923)	05/12/27	(4.55)%	1D P TONA	Monthly	121,776

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Anycolor, Inc.	Morgan Stanley & Co. International PLC	$ (996,317)	01/06/27	(1.50)%	1D P TONA	Monthly	$ 25,733
Anycolor, Inc.	UBS AG	(8,343,540)	04/03/28	0.00%	1D P TONA	Monthly	82,155
ANZ Group Holdings Ltd.	Barclays Bank PLC	(40,168,614)	05/12/27	(0.25)%	1D AONIA	Monthly	(147,677)
ANZ Group Holdings Ltd.	Barclays Bank PLC	(49,719,343)	09/09/27	(0.25)%	1D AONIA	Monthly	(182,790)
ANZ Group Holdings Ltd.	BNP Paribas SA	(12,960,397)	09/07/26	(0.25)%	1D AONIA	Monthly	273,022
ANZ Group Holdings Ltd.	BNP Paribas SA	(33,369,440)	03/22/27	(0.25)%	1D AONIA	Monthly	702,956
Aon PLC, Class A	Morgan Stanley & Co. International PLC	(16,743,801)	01/06/27	(0.15)%	1D FEDL01	Monthly	(527,016)
Aoyama Trading Co., Ltd.	Barclays Bank PLC	(249,470)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,738)
Aoyama Trading Co., Ltd.	BNP Paribas SA	(114,065)	03/24/27	(0.25)%	1D TONA	Monthly	(1,355)
Aozora Bank Ltd.	Barclays Bank PLC	(390,333)	05/12/27	(0.84)%	1D P TONA	Monthly	1,507
Aozora Bank Ltd.	Morgan Stanley & Co. International PLC	(2,098,946)	01/06/27	(0.38)%	1D P TONA	Monthly	5,766
Aozora Bank Ltd.	UBS AG	(12,156,860)	04/03/28	0.00%	1D P TONA	Monthly	770,740
APA Corp.	SG Americas Securities LLC	(14,255,073)	12/08/27	(0.15)%	1D OBFR01	Monthly	(584,362)
APA Corp.	UBS AG	(396,097)	01/14/31	0.00%	1D OBFR01	Monthly	(15,767)
APA Group	Barclays Bank PLC	(2,631,966)	05/12/27	(0.25)%	1D AONIA	Monthly	46,474
APA Group	BNP Paribas SA	(7,793,020)	09/07/26	(0.25)%	1D AONIA	Monthly	(153,778)
APA Group	BNP Paribas SA	(1,936,555)	03/22/27	(0.25)%	1D AONIA	Monthly	(38,214)
APA Group	Morgan Stanley & Co. International PLC	(5,988,809)	01/07/27	(0.30)%	1D AONIA	Monthly	105,747
Apellis Pharmaceuticals, Inc.	Bank of America N.A.	(9,750,244)	02/15/28	(0.15)%	1D OBFR01	Monthly	(432)
Apollo Commercial Real Estate Finance, Inc.	Bank of America N.A.	(697,491)	02/15/28	(0.15)%	1D OBFR01	Monthly	(49,771)
Apollo Commercial Real Estate Finance, Inc.	Barclays Bank PLC	(1,356,582)	12/23/26	(0.15)%	1D OBFR01	Monthly	(111,351)
Apollo Commercial Real Estate Finance, Inc.	BNP Paribas SA	(835,583)	04/16/26	(0.15)%	1D OBFR01	Monthly	(59,625)
Apollo Commercial Real Estate Finance, Inc.	Goldman Sachs Bank USA	(1,156,617)	08/19/26	(0.15)%	1D FEDL01	Monthly	(82,534)
Apollo Commercial Real Estate Finance, Inc.	UBS AG	(1,343,695)	04/21/28	0.00%	1D OBFR01	Monthly	(95,883)
Apollo Global Management, Inc.	Bank of America N.A.	(1,704,074)	02/15/28	(0.15)%	1D OBFR01	Monthly	41,428
Apollo Global Management, Inc.	Barclays Bank PLC	(367,313)	02/16/27	(0.15)%	1D OBFR01	Monthly	(8,323)
Apollo Global Management, Inc.	BNP Paribas SA	(16,577)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,105
Apollo Global Management, Inc.	SG Americas Securities LLC	(27,454,781)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,169,603
Apollo Global Management, Inc.	UBS AG	(177,978)	01/14/31	0.00%	1D OBFR01	Monthly	11,552
Appfolio, Inc., Class A	Morgan Stanley & Co. International PLC	(9,296,772)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,362,256
Apple, Inc.	BNP Paribas SA	(393,600)	01/24/28	(0.15)%	1D OBFR01	Monthly	(1,848)
Applied Digital Corp.	BNP Paribas SA	(1,264,226)	01/24/28	(0.15)%	1D OBFR01	Monthly	92,961
Applied Digital Corp.	Morgan Stanley & Co. International PLC	(6,566,138)	01/06/27	(0.15)%	1D FEDL01	Monthly	162,547
Applied Optoelectronics, Inc.	Bank of America N.A.	(1,769,525)	02/15/28	(0.15)%	1D OBFR01	Monthly	(316,123)
AppLovin Corp., Class A	Bank of America N.A.	(11,123,699)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,453,485
AppLovin Corp., Class A	Barclays Bank PLC	(1,033,414)	02/23/27	(0.15)%	1D OBFR01	Monthly	66,377
AppLovin Corp., Class A	SG Americas Securities LLC	(17,807,853)	12/08/27	(0.15)%	1D OBFR01	Monthly	4,142,543
AptarGroup, Inc.	Morgan Stanley & Co. International PLC	(266,615)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,028)
Aptiv PLC	Barclays Bank PLC	(1,056,516)	02/16/27	(0.15)%	1D OBFR01	Monthly	33,588
Aptiv PLC	UBS AG	(130,648)	01/14/31	0.00%	1D OBFR01	Monthly	4,752
Arbor Realty Trust, Inc.	Barclays Bank PLC	(5,752,103)	12/23/26	(0.63)%	1D OBFR01	Monthly	187,883
ARC Resources Ltd.	Morgan Stanley & Co. International PLC	(9,524,838)	01/06/27	(0.20)%	CABROVER	Monthly	(72,158)
ArcBest Corp.	BNP Paribas SA	(781,534)	04/16/26	(0.15)%	1D OBFR01	Monthly	9,702
ArcelorMittal SA	Bank of America N.A.	(8,808,953)	02/15/28	0.05%	1D ESTR	Monthly	(451,976)
ArcelorMittal SA	Bank of America N.A.	(2,446,604)	02/15/28	0.05%	1D ESTR	Monthly	(125,532)
ArcelorMittal SA	Morgan Stanley & Co. International PLC	(2,115,109)	01/06/27	(0.26)%	1D ESTR	Monthly	5,948
ArcelorMittal SA	UBS AG	(308,697)	09/03/29	0.00%	1D ESTR	Monthly	(1,457)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Archer Aviation, Inc., Class A	Barclays Bank PLC	$ (310,656)	12/23/26	(0.15)%	1D OBFR01	Monthly	$ 62,752
Archer-Daniels-Midland Co.	Barclays Bank PLC	(105,513)	02/16/27	(0.15)%	1D OBFR01	Monthly	(299)
Archer-Daniels-Midland Co.	Morgan Stanley & Co. International PLC	(22,959,738)	01/06/27	(0.15)%	1D FEDL01	Monthly	(64,993)
Archer-Daniels-Midland Co.	UBS AG	(418,989)	01/14/31	0.00%	1D OBFR01	Monthly	2,408
Arclands Corp.	Barclays Bank PLC	(2,136,688)	05/12/27	(0.20)%	1D P TONA	Monthly	(10,393)
Ardagh Metal Packaging SA	Morgan Stanley & Co. International PLC	(124,189)	01/04/27	(0.15)%	1D FEDL01	Monthly	(1,721)
Ardent Health, Inc.	UBS AG	(229,896)	04/21/28	0.00%	1D OBFR01	Monthly	18,857
Ares Management Corp., Class A	Bank of America N.A.	(531,336)	02/15/28	(0.15)%	1D OBFR01	Monthly	41,466
Ares Management Corp., Class A	Barclays Bank PLC	(1,127,286)	02/16/27	(0.15)%	1D OBFR01	Monthly	15,387
Ares Management Corp., Class A	BNP Paribas SA	(315,909)	01/28/28	(0.15)%	1D OBFR01	Monthly	37,074
Argenx SE	Bank of America N.A.	(17,350)	02/15/28	(0.26)%	1D ESTR	Monthly	(310)
Argenx SE	UBS AG	(8,588,231)	04/18/28	0.00%	1D ESTR	Monthly	(153,658)
Argenx SE	UBS AG	(346,669)	09/03/29	0.00%	1D ESTR	Monthly	189
Ariake Japan Co. Ltd.	Barclays Bank PLC	(632,386)	05/12/27	(0.18)%	1D P TONA	Monthly	8,853
Aris Mining Corp.	Morgan Stanley & Co. International PLC	(2,819,962)	01/04/27	(0.20)%	CABROVER	Monthly	363,832
Arista Networks, Inc.	UBS AG	(1,659,013)	04/18/28	0.00%	1D OBFR01	Monthly	(53)
ARM Holdings PLC, ADR	Bank of America N.A.	(1,227,636)	02/15/28	(0.15)%	1D OBFR01	Monthly	15,891
ARMOUR Residential REIT, Inc.	Bank of America N.A.	(6,219,765)	02/15/28	(0.67)%	1D OBFR01	Monthly	469,292
ARMOUR Residential REIT, Inc.	Barclays Bank PLC	(12,113,771)	12/23/26	(0.50)%	1D OBFR01	Monthly	683,206
ARMOUR Residential REIT, Inc.	BNP Paribas SA	(731,458)	04/16/26	(0.43)%	1D OBFR01	Monthly	55,190
ARMOUR Residential REIT, Inc.	Morgan Stanley & Co. International PLC	(30,980,385)	01/04/27	(0.24)%	1D FEDL01	Monthly	1,745,984
ARMOUR Residential REIT, Inc.	SG Americas Securities LLC	(859,590)	12/08/27	(0.88)%	1D OBFR01	Monthly	31,872
ARMOUR Residential REIT, Inc.	UBS AG	(1,747,249)	04/21/28	0.00%	1D OBFR01	Monthly	131,833
Armstrong World Industries, Inc.	BNP Paribas SA	(2,060,808)	01/24/28	(0.10)%	1D OBFR01	Monthly	14,679
Armstrong World Industries, Inc.	Morgan Stanley & Co. International PLC	(380,922)	01/06/27	(0.15)%	1D FEDL01	Monthly	7,195
Aroundtown SA	BNP Paribas SA	(1,471,984)	03/24/27	(0.26)%	1D ESTR	Monthly	(44,626)
Array Digital Infrastructure, Inc.	Barclays Bank PLC	(1,812,620)	12/23/26	(0.15)%	1D OBFR01	Monthly	363,546
Array Digital Infrastructure, Inc.	BNP Paribas SA	(2,591,195)	04/16/26	(0.15)%	1D OBFR01	Monthly	356,191
Array Technologies, Inc.	SG Americas Securities LLC	(1,441,736)	12/08/27	(0.15)%	1D OBFR01	Monthly	(403,197)
Arrow Electronics, Inc.	BNP Paribas SA	(5,020,584)	04/16/26	0.08%	1D OBFR01	Monthly	(587,717)
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(4,583,845)	01/06/27	(0.15)%	1D FEDL01	Monthly	(54,124)
Arrowhead Pharmaceuticals, Inc.	UBS AG	(625,866)	01/22/31	0.00%	1D OBFR01	Monthly	(6,909)
Artemis Gold, Inc.	BNP Paribas SA	(5,505,703)	08/17/26	(0.20)%	CABROVER	Monthly	583,178
Arthur J Gallagher & Co.	Morgan Stanley & Co. International PLC	(12,127,906)	01/06/27	(0.15)%	1D FEDL01	Monthly	48,922
Arthur J Gallagher & Co.	SG Americas Securities LLC	(46,687,077)	12/08/27	(0.07)%	1D OBFR01	Monthly	2,677,262
Arthur J Gallagher & Co.	UBS AG	(1,921,893)	04/18/28	0.00%	1D OBFR01	Monthly	50,870
Artivion, Inc.	SG Americas Securities LLC	(3,433,856)	12/08/27	(0.15)%	1D OBFR01	Monthly	309,203
Aryt Industries Ltd.	UBS AG	(142,618)	06/07/28	0.00%	SHIR	Monthly	(5,038)
Aryzta AG	Goldman Sachs Bank USA	(1,749,021)	08/19/26	(0.26)%	SSARON	Monthly	(152,598)
Aryzta AG	Morgan Stanley & Co. International PLC	(3,542,563)	01/04/27	(0.26)%	SSARON	Monthly	51,145
Asana, Inc., Class A	BNP Paribas SA	(275,508)	04/16/26	(0.10)%	1D OBFR01	Monthly	11,868
Ashland, Inc.	SG Americas Securities LLC	(11,824,141)	12/08/27	(0.15)%	1D OBFR01	Monthly	(238,262)
Asics Corp.	Bank of America N.A.	(9,985,324)	02/15/28	(0.15)%	1D P TONA	Monthly	984,550
Asics Corp.	Bank of America N.A.	(1,869,411)	03/15/28	(0.15)%	1D P TONA	Monthly	184,323
Asics Corp.	Bank of America N.A.	(1,502,829)	03/15/28	(0.15)%	1D P TONA	Monthly	121,057
Asics Corp.	Barclays Bank PLC	(3,848,709)	01/26/27	(0.15)%	1D P TONA	Monthly	310,025
Asics Corp.	Barclays Bank PLC	(11,164,729)	09/09/27	(0.15)%	1D P TONA	Monthly	741,260
Asics Corp.	Citibank N.A.	(1,102,282)	02/26/26	(0.15)%	1D P TONA	Monthly	88,823
ASML Holding NV	UBS AG	(342,868)	01/20/31	0.00%	1D ESTR	Monthly	1,599
Asmodee Group AB, Class B	BNP Paribas SA	(992,369)	11/17/27	(0.25)%	1D STIBOR	Monthly	(36,865)
Aspen Aerogels, Inc.	Bank of America N.A.	(462,170)	02/15/28	(0.15)%	1D OBFR01	Monthly	21,734
Aspen Aerogels, Inc.	BNP Paribas SA	(339,996)	01/28/28	(0.15)%	1D OBFR01	Monthly	18,804
Assa Abloy AB	Bank of America N.A.	(108,504)	02/15/28	(0.26)%	1D STIBOR	Monthly	(102)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Associated Banc-Corp.	Bank of America N.A.	$ (369,874)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ 528
Associated British Foods PLC	BNP Paribas SA	(5,080,700)	08/17/26	(0.25)%	1D SONIA	Monthly	(111,218)
Associated British Foods PLC	BNP Paribas SA	(3,776,899)	01/19/28	(0.25)%	1D SONIA	Monthly	(52,063)
Associated British Foods PLC	Citibank N.A.	(19,492,098)	07/06/26	(0.20)%	1D SONIA	Monthly	(268,098)
Associated British Foods PLC	UBS AG	(1,479,416)	04/18/28	0.00%	1D SONIA	Monthly	(29,343)
Associated British Foods PLC	UBS AG	(6,527,631)	01/20/31	0.00%	1D SONIA	Monthly	(89,782)
Assurant, Inc.	Bank of America N.A.	(74,559)	02/15/28	(0.15)%	1D OBFR01	Monthly	(214)
Assurant, Inc.	Morgan Stanley & Co. International PLC	(216,584)	01/06/27	(0.15)%	1D FEDL01	Monthly	(4,401)
Assurant, Inc.	UBS AG	(327,260)	01/14/31	0.00%	1D OBFR01	Monthly	70
AST SpaceMobile, Inc., Class A	BNP Paribas SA	(361,260)	04/16/26	(0.15)%	1D OBFR01	Monthly	(35,537)
AST SpaceMobile, Inc., Class A	SG Americas Securities LLC	(2,421,078)	12/08/27	(0.15)%	1D OBFR01	Monthly	(142,534)
Astera Labs, Inc.	Bank of America N.A.	(154,082)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3)
Astera Labs, Inc.	Morgan Stanley & Co. International PLC	(4,703,607)	01/06/27	(0.15)%	1D FEDL01	Monthly	686,271
Aston Martin Lagonda Global Holdings PLC	Bank of America N.A.	(810,952)	02/15/28	(5.00)%	1D SONIA	Monthly	24,266
Aston Martin Lagonda Global Holdings PLC	Barclays Bank PLC	(20,491)	12/10/26	(1.14)%	1D SONIA	Monthly	629
Aston Martin Lagonda Global Holdings PLC	Goldman Sachs Bank USA	(399,303)	08/19/26	(6.49)%	1D SONIA	Monthly	11,948
Aston Martin Lagonda Global Holdings PLC	UBS AG	(68,948)	04/24/28	0.00%	1D SONIA	Monthly	2,063
Astrana Health, Inc.	UBS AG	(136,517)	04/21/28	0.00%	1D OBFR01	Monthly	23,135
AstraZeneca PLC	Barclays Bank PLC	(15,903,716)	12/10/26	0.05%	1D SONIA	Monthly	(65,640)
Astronics Corp.	Morgan Stanley & Co. International PLC	(2,132,805)	01/04/27	(0.15)%	1D FEDL01	Monthly	5,896
Astronics Corp.	UBS AG	(1,236,111)	04/21/28	0.00%	1D OBFR01	Monthly	(57,017)
ASX Ltd.	Barclays Bank PLC	(2,759,386)	05/12/27	(0.25)%	1D AONIA	Monthly	(170,773)
ASX Ltd.	BNP Paribas SA	(8,969,729)	01/14/28	(0.25)%	1D AONIA	Monthly	(595,461)
AT&S Austria Technologie & Systemtechnik AG	Barclays Bank PLC	(401,783)	02/19/27	(3.25)%	1D ESTR	Monthly	22,800
AtaiBeckley, Inc.	Barclays Bank PLC	(119,132)	12/23/26	(0.15)%	1D OBFR01	Monthly	6,302
ATI, Inc.	Goldman Sachs Bank USA	(801,117)	08/19/26	(0.15)%	1D FEDL01	Monthly	32,520
ATI, Inc.	SG Americas Securities LLC	(20,673,795)	12/08/27	(0.15)%	1D OBFR01	Monthly	(298,104)
ATI, Inc.	UBS AG	(202,942)	01/22/31	0.00%	1D OBFR01	Monthly	(4)
Atlanta Braves Holdings, Inc., Class C	SG Americas Securities LLC	(6,939,930)	12/08/27	(0.15)%	1D OBFR01	Monthly	58,594
Atlanta Braves Holdings, Inc., Class C	UBS AG	(1,326,577)	04/21/28	0.00%	1D OBFR01	Monthly	6,611
Atlantic Union Bankshares Corp.	Bank of America N.A.	(1,152,871)	02/15/28	(0.15)%	1D OBFR01	Monthly	(14,426)
Atlantic Union Bankshares Corp.	SG Americas Securities LLC	(25,007,665)	12/08/27	(0.15)%	1D OBFR01	Monthly	(896,052)
Atlas Arteria Ltd.	Barclays Bank PLC	(7,454,710)	05/12/27	(0.25)%	1D AONIA	Monthly	(147,191)
Atlas Arteria Ltd.	BNP Paribas SA	(7,938,487)	03/22/27	(0.25)%	1D AONIA	Monthly	(156,743)
Atlas Copco AB	BNP Paribas SA	(107,009)	01/19/28	(0.25)%	1D STIBOR	Monthly	(72)
Atlas Copco AB	Citibank N.A.	(3,060,597)	07/06/26	(0.26)%	TN STIBOR	Monthly	109,376
Atlas Copco AB	SG Americas Securities LLC	(15,232,597)	12/08/27	0.03%	1D STIBOR	Monthly	(598,601)
Atlas Copco AB, Class A	Barclays Bank PLC	(25,937,642)	01/18/27	(0.26)%	1D STIBOR	Monthly	926,931
Atlas Copco AB, Class B	BNP Paribas SA	(15,748,748)	08/17/26	(0.25)%	1D STIBOR	Monthly	381,240
Atlas Copco AB, Class B	SG Americas Securities LLC	(2,511,674)	12/08/27	(0.17)%	1D STIBOR	Monthly	(64,735)
Atlas Energy Solutions, Inc.	Barclays Bank PLC	(822,081)	12/23/26	(0.63)%	1D OBFR01	Monthly	10,433
Atlas Energy Solutions, Inc.	BNP Paribas SA	(2,385,319)	04/16/26	(0.39)%	1D OBFR01	Monthly	(161,495)
Atlas Energy Solutions, Inc.	UBS AG	(1,048,296)	04/21/28	0.00%	1D OBFR01	Monthly	(70,973)
Atlassian Corp., Class A	Bank of America N.A.	(2,323,922)	02/15/28	(0.15)%	1D OBFR01	Monthly	112,774
Atlassian Corp., Class A	Barclays Bank PLC	(2,166,654)	02/16/27	(0.15)%	1D OBFR01	Monthly	173,076
Atlassian Corp., Class A	BNP Paribas SA	(666,648)	01/28/28	(0.10)%	1D OBFR01	Monthly	(6)
Atlassian Corp., Class A	UBS AG	(1,055,533)	01/14/31	0.00%	1D OBFR01	Monthly	124,039
ATS Corp.	Morgan Stanley & Co. International PLC	(1,612,252)	01/04/27	(0.20)%	CABROVER	Monthly	57,090
AUB Group Ltd.	Morgan Stanley & Co. International PLC	(1,298,040)	01/06/27	(0.30)%	1D AONIA	Monthly	49,070
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Auckland International Airport Ltd.	Barclays Bank PLC	$ (5,773,088)	01/26/27	(0.40)%	1M BBR	Monthly	$ 68,885
Auckland International Airport Ltd.	Barclays Bank PLC	(20,692,431)	05/13/27	(0.40)%	1M BBR	Monthly	247,517
Auckland International Airport Ltd.	Barclays Bank PLC	(6,460,246)	10/09/27	(0.40)%	1M BBR	Monthly	77,276
Auckland International Airport Ltd.	BNP Paribas SA	(887,271)	09/07/26	(0.25)%	1D NZOCO	Monthly	8,511
Auckland International Airport Ltd.	BNP Paribas SA	(1,681,755)	03/22/27	(0.25)%	1D NZOCO	Monthly	16,132
Auckland International Airport Ltd.	UBS AG	(3,276,447)	04/18/28	0.00%	1M BBR	Monthly	31,429
Auction Technology Group PLC	Bank of America N.A.	(420,876)	02/15/28	(0.25)%	1D SONIA	Monthly	16,364
Auction Technology Group PLC	BNP Paribas SA	(197,764)	03/17/27	(0.25)%	1D SONIA	Monthly	7,689
Auction Technology Group PLC	Goldman Sachs Bank USA	(440,545)	08/19/26	(0.25)%	1D SONIA	Monthly	17,129
Auction Technology Group PLC	UBS AG	(114,446)	04/24/28	0.00%	1D SONIA	Monthly	4,450
Aura Investments Ltd.	Barclays Bank PLC	(503,925)	04/07/27	(3.00)%	SHIR	Monthly	37,214
Aurora Innovation, Inc., Class A	SG Americas Securities LLC	(4,361,883)	12/08/27	(0.15)%	1D OBFR01	Monthly	438,990
Aurora Innovation, Inc., Class A	UBS AG	(1,204,026)	04/18/28	0.00%	1D OBFR01	Monthly	97,481
Austal Ltd.	Barclays Bank PLC	(3,629,967)	05/12/27	(0.25)%	1D AONIA	Monthly	427,594
AustAsia Group Ltd.	Goldman Sachs Bank USA	0	08/19/26	(2.25)%	HONIA	Monthly	(21)
Auto1 Group SE	UBS AG	(1,681,422)	04/24/28	0.00%	1D ESTR	Monthly	77,403
Automatic Data Processing, Inc.	Barclays Bank PLC	(24,292,685)	12/23/26	0.20%	1D OBFR01	Monthly	1,161,949
AutoStore Holdings Ltd.	BNP Paribas SA	(2,957,744)	03/17/27	(0.25)%	NOWA	Monthly	429,489
AutoStore Holdings Ltd.	UBS AG	(1,056,707)	04/24/28	0.00%	NOWA	Monthly	148,823
Autotrader Group PLC	Bank of America N.A.	(1,099,218)	02/15/28	(0.25)%	1D SONIA	Monthly	3,123
Autotrader Group PLC	Bank of America N.A.	(2,241,566)	02/15/28	(0.25)%	1D SONIA	Monthly	58,302
Autotrader Group PLC	BNP Paribas SA	(1,282,461)	01/13/28	(0.25)%	1D SONIA	Monthly	24,067
Autotrader Group PLC	UBS AG	(4,868,320)	04/18/28	0.00%	1D SONIA	Monthly	343,370
Autotrader Group PLC	UBS AG	(4,609,837)	01/03/31	0.00%	1D SONIA	Monthly	260,336
AvalonBay Communities, Inc.	BNP Paribas SA	(3,500,338)	04/16/26	(0.15)%	1D OBFR01	Monthly	(36,184)
AvalonBay Communities, Inc.	BNP Paribas SA	(3,678,898)	01/24/28	(0.15)%	1D OBFR01	Monthly	(40,090)
Avanos Medical, Inc.	SG Americas Securities LLC	(1,124,205)	12/08/27	(0.15)%	1D OBFR01	Monthly	(97,199)
Avanos Medical, Inc.	UBS AG	(1,257,310)	04/21/28	0.00%	1D OBFR01	Monthly	(99,851)
Avantor, Inc.	Bank of America N.A.	(2,331,387)	02/15/28	(0.15)%	1D OBFR01	Monthly	213,355
Avantor, Inc.	Bank of America N.A.	(450,663)	02/15/28	(0.15)%	1D OBFR01	Monthly	48,589
Avantor, Inc.	Barclays Bank PLC	(1,165,947)	02/23/27	(0.15)%	1D OBFR01	Monthly	125,708
Avery Dennison Corp.	Bank of America N.A.	(942,565)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,604
Avery Dennison Corp.	Barclays Bank PLC	(26,218)	02/16/27	(0.15)%	1D OBFR01	Monthly	61
Avery Dennison Corp.	Morgan Stanley & Co. International PLC	(10,103,422)	01/06/27	(0.15)%	1D FEDL01	Monthly	23,365
Avient Corp.	BNP Paribas SA	(382,939)	01/28/28	(0.15)%	1D OBFR01	Monthly	15,149
Avient Corp.	UBS AG	(551,767)	04/21/28	0.00%	1D OBFR01	Monthly	(2,485)
Avolta AG, Class N	Bank of America N.A.	(172,460)	02/15/28	(0.26)%	SSARON	Monthly	(858)
Avolta AG, Class N	UBS AG	(140,433)	01/07/31	0.00%	SSARON	Monthly	(2,274)
Axogen, Inc.	Morgan Stanley & Co. International PLC	(844,448)	01/04/27	(0.15)%	1D FEDL01	Monthly	(75,209)
Axogen, Inc.	SG Americas Securities LLC	(3,104,077)	12/08/27	(0.15)%	1D OBFR01	Monthly	(137,670)
Axon Enterprise, Inc.	BNP Paribas SA	(221,478)	01/24/28	(0.15)%	1D OBFR01	Monthly	(1)
Axon Enterprise, Inc.	SG Americas Securities LLC	(13,223,236)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,744,057
Axsome Therapeutics, Inc.	Morgan Stanley & Co. International PLC	(222,528)	01/06/27	(0.15)%	1D FEDL01	Monthly	323
AXT, Inc.	Barclays Bank PLC	(1,492,790)	12/23/26	(0.15)%	1D OBFR01	Monthly	(51,648)
AZ-COM MARUWA Holdings, Inc.	Barclays Bank PLC	(3,109,206)	05/12/27	(0.18)%	1D P TONA	Monthly	23,814
AZ-COM MARUWA Holdings, Inc.	SG Americas Securities LLC	(127,788)	12/08/27	(0.25)%	1D P TONA	Monthly	1,984
Azelis Group NV	Bank of America N.A.	(3,656,870)	02/15/28	(0.26)%	1D ESTR	Monthly	243,469
Azelis Group NV	Barclays Bank PLC	(2,646,831)	12/10/26	(0.26)%	1D ESTR	Monthly	19,148
Azelis Group NV	UBS AG	(3,389,271)	04/24/28	0.00%	1D ESTR	Monthly	225,653
Azrieli Group Ltd.	Goldman Sachs Bank USA	(4,441,824)	08/19/26	(0.54)%	SHIR	Monthly	44,652
Azrieli Group Ltd.	UBS AG	(3,140,674)	11/04/30	0.00%	SHIR	Monthly	67,387
B&G Foods, Inc.	Bank of America N.A.	(31)	02/15/28	(0.57)%	1D OBFR01	Monthly	1
B&M European Value Retail SA	BNP Paribas SA	(2,577,817)	03/22/27	(0.25)%	1D SONIA	Monthly	(85,769)
B&M European Value Retail SA	BNP Paribas SA	(1,382,773)	01/19/28	(0.25)%	1D SONIA	Monthly	(18,557)
B&M European Value Retail SA	SG Americas Securities LLC	(1,144,275)	12/08/27	(0.25)%	1D SONIA	Monthly	(42,887)
Badger Meter, Inc.	SG Americas Securities LLC	(746,514)	12/08/27	0.00%	1D OBFR01	Monthly	(3,536)
Baker Hughes Co., Class A	BNP Paribas SA	(7,577,960)	04/16/26	(0.15)%	1D OBFR01	Monthly	(588,749)
Bakkafrost P/F	Barclays Bank PLC	(2,380,674)	12/11/26	(0.26)%	NOWA	Monthly	(38,587)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Bakkafrost P/F	UBS AG	$ (1,714,880)	04/24/28	0.00%	NOWA	Monthly	$ 50,028
Balchem Corp.	BNP Paribas SA	(109,398)	04/16/26	(0.10)%	1D OBFR01	Monthly	(4,275)
Baldwin Insurance Group, Inc., Class A	Bank of America N.A.	(1,806,149)	02/15/28	(0.15)%	1D OBFR01	Monthly	293,318
Baldwin Insurance Group, Inc., Class A	Barclays Bank PLC	(4,688,267)	12/23/26	(0.15)%	1D OBFR01	Monthly	785,236
Baldwin Insurance Group, Inc., Class A	Goldman Sachs Bank USA	(1,311,536)	08/19/26	(0.15)%	1D FEDL01	Monthly	212,993
Baldwin Insurance Group, Inc., Class A	SG Americas Securities LLC	(5,079,760)	12/08/27	(0.15)%	1D OBFR01	Monthly	831,445
Baldwin Insurance Group, Inc., Class A	UBS AG	(2,595,698)	04/21/28	0.00%	1D OBFR01	Monthly	421,540
Ball Corp.	Bank of America N.A.	(224,287)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,933)
Ball Corp.	Barclays Bank PLC	(217,448)	02/16/27	(0.15)%	1D OBFR01	Monthly	(2,241)
Ball Corp.	BNP Paribas SA	(557,942)	01/28/28	0.08%	1D OBFR01	Monthly	(10)
Ball Corp.	UBS AG	(60,194)	01/14/31	0.00%	1D OBFR01	Monthly	(1,055)
Banc of California, Inc.	BNP Paribas SA	(117,408)	04/16/26	(0.15)%	1D OBFR01	Monthly	6,219
Banca Mediolanum SpA	UBS AG	(90,550)	01/20/31	0.00%	1D ESTR	Monthly	(69)
Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley & Co. International PLC	(947,614)	01/06/27	(0.26)%	1D ESTR	Monthly	(17,523)
Banco Comercial Portugues SA	UBS AG	(273,432)	01/20/31	0.00%	1D ESTR	Monthly	319
Banco Comercial Portugues SA, Class R	Bank of America N.A.	(6,024,792)	02/15/28	(0.26)%	1D ESTR	Monthly	(107,106)
Banco Comercial Portugues SA, Class R	Barclays Bank PLC	(3,334,389)	12/10/26	(0.26)%	1D ESTR	Monthly	(43,465)
Banco Comercial Portugues SA, Class R	Citibank N.A.	(4,234,397)	07/06/26	0.00%	1D ESTR	Monthly	(55,197)
Banco Comercial Portugues SA, Class R	Morgan Stanley & Co. International PLC	(16,214,071)	01/06/27	(0.26)%	1D ESTR	Monthly	(211,355)
Banco Comercial Portugues SA, Class R	SG Americas Securities LLC	(14,698,129)	12/08/27	(0.09)%	1D ESTR	Monthly	(477,806)
Banco Comercial Portugues SA, Class R	SG Americas Securities LLC	(23,780,316)	12/08/27	0.07%	1D ESTR	Monthly	(773,048)
Bancorp, Inc.	Citibank N.A.	(21,661,395)	06/25/26	(0.15)%	1D OBFR01	Monthly	3,600,611
Bancorp, Inc.	SG Americas Securities LLC	(1,728,184)	12/08/27	(0.15)%	1D OBFR01	Monthly	267,387
Bandai Namco Holdings, Inc.	Barclays Bank PLC	(10,102,763)	05/12/27	(0.15)%	1D P TONA	Monthly	99,535
Bandai Namco Holdings, Inc.	Citibank N.A.	(609,832)	02/26/26	(0.15)%	1D P TONA	Monthly	7,822
Bandai Namco Holdings, Inc.	Citibank N.A.	(9,123,162)	02/26/26	(0.15)%	1D P TONA	Monthly	41,113
Bank First Corp.	Bank of America N.A.	(209,335)	02/15/28	(0.15)%	1D OBFR01	Monthly	(15,743)
Bank First Corp.	BNP Paribas SA	(308,487)	04/16/26	(0.15)%	1D OBFR01	Monthly	(23,200)
Bank First Corp.	Morgan Stanley & Co. International PLC	(90,999)	01/04/27	(0.15)%	1D FEDL01	Monthly	(2,492)
Bank First Corp.	UBS AG	(543,259)	04/21/28	0.00%	1D OBFR01	Monthly	(40,855)
Bank of Ireland Group PLC	Bank of America N.A.	(524,268)	02/15/28	(0.26)%	1D ESTR	Monthly	(11,422)
Bank of Ireland Group PLC	BNP Paribas SA	(3,919,210)	06/17/27	(0.26)%	1D ESTR	Monthly	(74,063)
Bank of Ireland Group PLC	BNP Paribas SA	(9,596,437)	01/19/28	(0.26)%	1D ESTR	Monthly	(162,828)
Bank of Ireland Group PLC	JPMorgan Chase Bank N.A.	(807,163)	02/10/26	(0.26)%	1D ESTR	Monthly	(17,340)
Bank of Ireland Group PLC	SG Americas Securities LLC	(28,645,097)	12/08/27	0.02%	1D ESTR	Monthly	(615,793)
Bank of Montreal	Morgan Stanley & Co. International PLC	(13,183,856)	01/06/27	(0.20)%	CABROVER	Monthly	394,531
Bank of New York Mellon Corp.	SG Americas Securities LLC	(41,324,145)	12/08/27	(0.15)%	1D OBFR01	Monthly	53,437
Bank of Nova Scotia	Morgan Stanley & Co. International PLC	(17,078,946)	01/06/27	(0.20)%	CABROVER	Monthly	115,619
Bank of Queensland Ltd.	BNP Paribas SA	(1,660,825)	03/22/27	(0.25)%	1D AONIA	Monthly	(4,239)
Banque Cantonale Vaudoise, Registered Shares	Goldman Sachs Bank USA	(1,910,613)	08/19/26	(0.26)%	SSARON	Monthly	(16,894)
Banque Cantonale Vaudoise, Registered Shares	Goldman Sachs Bank USA	(3,899,297)	08/19/26	(0.26)%	SSARON	Monthly	(34,479)
Banque Cantonale Vaudoise, Registered Shares	Morgan Stanley & Co. International PLC	(1,668,802)	01/04/27	(0.26)%	SSARON	Monthly	9,249
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Banque Cantonale Vaudoise, Registered Shares	Morgan Stanley & Co. International PLC	$ (3,428,096)	01/06/27	(0.26)%	SSARON	Monthly	$ 18,995
Bapcor Ltd.	Barclays Bank PLC	(118,025)	05/12/27	(0.25)%	1D AONIA	Monthly	3,599
Bapcor Ltd.	BNP Paribas SA	(879,300)	03/22/27	(0.75)%	1D AONIA	Monthly	14,975
Barratt Redrow PLC	Bank of America N.A.	(1,396,191)	02/15/28	(0.25)%	1D SONIA	Monthly	(7,312)
Barratt Redrow PLC	Morgan Stanley & Co. International PLC	(1,800,109)	01/04/27	(0.25)%	1D SONIA	Monthly	(31,705)
Barratt Redrow PLC	UBS AG	(10,237,170)	04/18/28	0.00%	1D SONIA	Monthly	(371,297)
Barratt Redrow PLC	UBS AG	(7,865,738)	09/03/29	0.00%	1D SONIA	Monthly	(280,723)
Barratt Redrow PLC	UBS AG	(3,541,794)	01/03/31	0.00%	1D SONIA	Monthly	(87,975)
BASF SE	SG Americas Securities LLC	(3,518,406)	12/08/27	(0.06)%	1D ESTR	Monthly	(112,465)
Bausch + Lomb Corp.	Barclays Bank PLC	(4,581,857)	12/23/26	(0.38)%	1D OBFR01	Monthly	130,606
Bausch + Lomb Corp.	Morgan Stanley & Co. International PLC	(547,141)	01/04/27	(0.15)%	1D FEDL01	Monthly	15,596
Bausch + Lomb Corp.	SG Americas Securities LLC	(1,343,432)	12/08/27	(0.25)%	1D OBFR01	Monthly	46,593
Bausch + Lomb Corp.	UBS AG	(2,594,287)	04/21/28	0.00%	1D OBFR01	Monthly	110,079
Baxter International, Inc.	Barclays Bank PLC	(1,893,451)	02/16/27	(0.15)%	1D OBFR01	Monthly	(17,413)
Baxter International, Inc.	BNP Paribas SA	(526,361)	04/16/26	(0.15)%	1D OBFR01	Monthly	7,752
Baxter International, Inc.	BNP Paribas SA	(209,837)	01/28/28	0.00%	1D OBFR01	Monthly	407
Baxter International, Inc.	UBS AG	(457,629)	01/14/31	0.00%	1D OBFR01	Monthly	(7,875)
BayCurrent, Inc.	Barclays Bank PLC	(3,969)	05/12/27	(0.19)%	1D P TONA	Monthly	446
Bayer AG, Class N, Registered Shares	Citibank N.A.	(50,388,954)	07/06/26	0.00%	1D ESTR	Monthly	(520,417)
Bayer AG, Class N, Registered Shares	UBS AG	(31,058,267)	04/18/28	0.00%	1D ESTR	Monthly	(124,847)
Bayerische Motoren Werke AG	Bank of America N.A.	(1,285,757)	02/15/28	(0.26)%	1D ESTR	Monthly	41,926
Bayerische Motoren Werke AG	BNP Paribas SA	(9,118,756)	08/17/26	(0.26)%	1D ESTR	Monthly	297,343
Bayerische Motoren Werke AG	Morgan Stanley & Co. International PLC	(2,855,492)	01/04/27	(0.26)%	1D ESTR	Monthly	28,687
Bayerische Motoren Werke AG	SG Americas Securities LLC	(12,193,589)	12/08/27	(0.26)%	1D ESTR	Monthly	717,364
Bayerische Motoren Werke AG	UBS AG	(2,122,928)	04/18/28	0.00%	1D ESTR	Monthly	25,426
Bayerische Motoren Werke AG	UBS AG	(12,328,604)	04/24/28	0.00%	1D ESTR	Monthly	438,295
Bayerische Motoren Werke AG	UBS AG	(11,785,441)	01/20/31	0.00%	1D ESTR	Monthly	139,401
Beacon Financial Corp.	BNP Paribas SA	(4,415,651)	04/16/26	(0.15)%	1D OBFR01	Monthly	(154,765)
Beacon Financial Corp.	UBS AG	(10,035,093)	04/21/28	0.00%	1D OBFR01	Monthly	(351,723)
Beazley PLC	Barclays Bank PLC	(350,220)	08/17/26	(0.25)%	1D SONIA	Monthly	(6,072)
Beazley PLC	Barclays Bank PLC	(1,649)	12/10/26	(0.25)%	1D SONIA	Monthly	(29)
Beazley PLC	Morgan Stanley & Co. International PLC	(4,679,638)	01/27/27	(0.25)%	1D SONIA	Monthly	17,518
Beazley PLC	UBS AG	(4,391,743)	09/03/29	0.00%	1D SONIA	Monthly	(4,642)
Becton Dickinson & Co.	SG Americas Securities LLC	(24,223,416)	12/08/27	(0.11)%	1D OBFR01	Monthly	102,083
Beiersdorf AG	Morgan Stanley & Co. International PLC	(33,867,623)	01/04/27	(0.26)%	1D ESTR	Monthly	(611,505)
Beiersdorf AG	Morgan Stanley & Co. International PLC	(24,974,461)	01/06/27	(0.26)%	1D ESTR	Monthly	(458,759)
Beijer Ref AB	Bank of America N.A.	(603,245)	02/15/28	(0.26)%	1D STIBOR	Monthly	26,434
Bekaert SA	Bank of America N.A.	(5,384,231)	02/15/28	(0.26)%	1D ESTR	Monthly	(193,536)
Belden, Inc.	Barclays Bank PLC	(14,896)	02/16/27	(0.15)%	1D OBFR01	Monthly	89
Belimo Holding AG	SG Americas Securities LLC	(334,579)	12/08/27	(0.26)%	SSARON	Monthly	(11,055)
Belimo Holding AG, Registered Shares	BNP Paribas SA	(964,864)	03/22/27	(0.26)%	SSARON	Monthly	54,842
Bellevue Gold Ltd.	Barclays Bank PLC	(95,191)	01/20/27	(0.25)%	1D AONIA	Monthly	6,380
Bendigo & Adelaide Bank Ltd.	Barclays Bank PLC	(7,656,046)	05/12/27	(0.25)%	1D AONIA	Monthly	140,681
Bendigo & Adelaide Bank Ltd.	BNP Paribas SA	(2,600,111)	03/22/27	(0.25)%	1D AONIA	Monthly	2,947
Bentley Systems, Inc., Class B	Bank of America N.A.	(418,968)	02/15/28	(0.15)%	1D OBFR01	Monthly	22,990
Bentley Systems, Inc., Class B	Barclays Bank PLC	(659,422)	02/16/27	(0.15)%	1D OBFR01	Monthly	68,634
Bentley Systems, Inc., Class B	BNP Paribas SA	(2,286,969)	01/28/28	(0.15)%	1D OBFR01	Monthly	149,074
Bentley Systems, Inc., Class B	UBS AG	(679,260)	01/14/31	0.00%	1D OBFR01	Monthly	46,573
Berkeley Group Holdings PLC	Citibank N.A.	(6,685,067)	06/25/26	(0.25)%	1D SONIA	Monthly	(160,782)
Berkeley Group Holdings PLC	Morgan Stanley & Co. International PLC	(784,379)	01/04/27	(0.25)%	1D SONIA	Monthly	(18,865)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Berkshire Hathaway, Inc., Class B	BNP Paribas SA	$ (12,024,798)	04/16/26	0.20%	1D OBFR01	Monthly	$ 255,177
Best Buy Co., Inc.	Bank of America N.A.	(458,458)	02/15/28	(0.15)%	1D OBFR01	Monthly	10,050
Best Buy Co., Inc.	BNP Paribas SA	(1,404,138)	01/28/28	(0.15)%	1D OBFR01	Monthly	20,307
Best Buy Co., Inc.	UBS AG	(35,705)	01/14/31	0.00%	1D OBFR01	Monthly	1,593
Bet Shemesh Engines Holdings 1997 Ltd.	Barclays Bank PLC	(153,326)	04/07/27	(3.00)%	SHIR	Monthly	6,587
BHP Group Ltd.	BNP Paribas SA	(12,017,698)	03/22/27	(0.25)%	1D AONIA	Monthly	(22,213)
Bic Camera, Inc.	Barclays Bank PLC	(1,460,004)	05/12/27	(0.16)%	1D P TONA	Monthly	30,993
Big Shopping Centers Ltd.	Barclays Bank PLC	(591,462)	04/07/27	(1.50)%	SHIR	Monthly	15,623
Big Shopping Centers Ltd.	BNP Paribas SA	(182,756)	06/17/27	(1.75)%	SHIR	Monthly	7,166
Big Shopping Centers Ltd.	Goldman Sachs Bank USA	(169,488)	08/19/26	(1.34)%	SHIR	Monthly	6,646
Big Shopping Centers Ltd.	Morgan Stanley & Co. International PLC	(1,929,046)	05/23/28	(0.75)%	SHIR	Monthly	50,955
Big Shopping Centers Ltd.	SG Americas Securities LLC	(3,458,405)	12/08/27	(1.19)%	SHIR	Monthly	221,538
Biglari Holdings, Inc., Class A	Barclays Bank PLC	(115,831)	12/23/26	(1.38)%	1D OBFR01	Monthly	21,328
Bill Holdings, Inc.	Goldman Sachs Bank USA	(2,707,211)	08/19/26	(0.15)%	1D FEDL01	Monthly	285,029
Bill Holdings, Inc.	SG Americas Securities LLC	(3,385,864)	12/08/27	(0.15)%	1D OBFR01	Monthly	706,345
Biocartis Group NV	Goldman Sachs Bank USA	(8)	08/19/26	(14.61)%	1D ESTR	Monthly	8
Bio-Techne Corp.	Bank of America N.A.	(639,797)	02/15/28	(0.15)%	1D OBFR01	Monthly	65,294
Bio-Techne Corp.	Barclays Bank PLC	(122,514)	02/16/27	(0.15)%	1D OBFR01	Monthly	9,780
Bio-Techne Corp.	UBS AG	(487,424)	01/14/31	0.00%	1D OBFR01	Monthly	30,206
Birkenstock Holding Plc	Morgan Stanley & Co. International PLC	(1,948,783)	01/06/27	(0.15)%	1D FEDL01	Monthly	120,104
BitMine Immersion Technologies, Inc.	UBS AG	(309,026)	01/22/31	0.00%	1D OBFR01	Monthly	(31)
BJ’s Wholesale Club Holdings, Inc.	Bank of America N.A.	(308,082)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,190
BKW AG	SG Americas Securities LLC	(8,051,088)	12/08/27	(0.26)%	SSARON	Monthly	1,342,436
Black Hills Corp.	Morgan Stanley & Co. International PLC	(4,382,464)	01/04/27	(0.15)%	1D FEDL01	Monthly	(36,329)
BlackBerry Ltd.	Morgan Stanley & Co. International PLC	(1,811,694)	01/04/27	(0.20)%	CABROVER	Monthly	141,216
BlackLine, Inc.	Morgan Stanley & Co. International PLC	(5,463,255)	01/04/27	(0.15)%	1D FEDL01	Monthly	672,663
Blackstone Mortgage Trust, Inc., Class A	Bank of America N.A.	(5,221,262)	02/15/28	(0.15)%	1D OBFR01	Monthly	66,939
Block, Inc., Class A	Bank of America N.A.	(402,810)	02/15/28	(0.15)%	1D OBFR01	Monthly	22,463
Bloom Energy Corp., Class A	Barclays Bank PLC	(287,765)	12/23/26	(0.15)%	1D OBFR01	Monthly	(11,342)
Bloom Energy Corp., Class A	Barclays Bank PLC	(553,232)	02/23/27	(0.15)%	1D OBFR01	Monthly	(21,823)
Bloomin’ Brands, Inc.	BNP Paribas SA	(2,123,564)	04/16/26	(0.15)%	1D OBFR01	Monthly	544,706
Bloomin’ Brands, Inc.	SG Americas Securities LLC	(1,539,433)	12/08/27	(0.15)%	1D OBFR01	Monthly	198,853
Blue Bird Corp.	Barclays Bank PLC	(103,023)	02/16/27	(0.15)%	1D OBFR01	Monthly	(515)
Blue Bird Corp.	UBS AG	(1,111,560)	01/14/31	0.00%	1D OBFR01	Monthly	(22,578)
BOC Hong Kong Holdings Ltd.	BNP Paribas SA	(7,532,238)	12/15/27	(0.30)%	HONIA	Monthly	(137,673)
BOC Hong Kong Holdings Ltd.	Citibank N.A.	(3,250,793)	02/25/26	(0.05)%	HONIA	Monthly	(174,732)
Bodycote PLC	Barclays Bank PLC	(2,811,023)	12/10/26	(0.25)%	1D SONIA	Monthly	96,492
Bodycote PLC	SG Americas Securities LLC	(282,141)	12/08/27	(0.25)%	1D SONIA	Monthly	(3,254)
Boeing Co.	Bank of America N.A.	(1,456,656)	02/15/28	(0.15)%	1D OBFR01	Monthly	106,456
Boeing Co.	Barclays Bank PLC	(354,237)	02/16/27	(0.15)%	1D OBFR01	Monthly	24,925
Boeing Co.	SG Americas Securities LLC	(11,852,183)	12/08/27	(0.15)%	1D OBFR01	Monthly	(330,473)
BOK Financial Corp.	SG Americas Securities LLC	(556,696)	12/08/27	(0.06)%	1D OBFR01	Monthly	1,592
Bollore SE	Barclays Bank PLC	(257,198)	12/10/26	(0.26)%	1D ESTR	Monthly	(2,724)
Bollore SE	Barclays Bank PLC	(220,936)	02/26/27	(0.26)%	1D ESTR	Monthly	(644)
Bollore SE	UBS AG	(2,081,374)	09/03/29	0.00%	1D ESTR	Monthly	(25,495)
Bombardier, Inc., Class B	BNP Paribas SA	(1,956,483)	01/24/28	(0.20)%	CABROVER	Monthly	94,954
Bombardier, Inc., Class B	Morgan Stanley & Co. International PLC	(37,097,131)	01/04/27	(0.20)%	CABROVER	Monthly	4,459,641
Bombardier, Inc., Class B	Morgan Stanley & Co. International PLC	(15,654,141)	01/06/27	(0.20)%	CABROVER	Monthly	2,002,472
Booz Allen Hamilton Holding Corp., Class A	Bank of America N.A.	(99,635)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,916
Booz Allen Hamilton Holding Corp., Class A	Barclays Bank PLC	(1,755,626)	12/23/26	(0.15)%	1D OBFR01	Monthly	56,724
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Booz Allen Hamilton Holding Corp., Class A	Barclays Bank PLC	$ (612,860)	02/16/27	(0.15)%	1D OBFR01	Monthly	$ 7,713
Booz Allen Hamilton Holding Corp., Class A	BNP Paribas SA	(1,424,366)	01/28/28	(0.11)%	1D OBFR01	Monthly	65,793
Boralex, Inc., Class A	Morgan Stanley & Co. International PLC	(16,417,600)	01/04/27	(0.20)%	CABROVER	Monthly	293,742
Bossard Holding AG, Class A	Barclays Bank PLC	(1,026,740)	12/10/26	(0.26)%	SSARON	Monthly	31,938
Bossard Holding AG, Class A	BNP Paribas SA	(996,281)	03/17/27	(0.26)%	SSARON	Monthly	67,708
Boston Omaha Corp., Class A	Bank of America N.A.	(1,326,022)	02/15/28	(0.15)%	1D OBFR01	Monthly	27,648
Boston Omaha Corp., Class A	BNP Paribas SA	(1,431,992)	04/16/26	(0.15)%	1D OBFR01	Monthly	29,857
Boston Omaha Corp., Class A	Goldman Sachs Bank USA	(271,709)	08/19/26	(0.15)%	1D FEDL01	Monthly	5,665
Boston Omaha Corp., Class A	UBS AG	(969,318)	04/21/28	0.00%	1D OBFR01	Monthly	20,210
BOYD GROUP, Inc.	Morgan Stanley & Co. International PLC	(5,294,877)	01/04/27	(0.20)%	CABROVER	Monthly	42,806
BPER Banca SPA	SG Americas Securities LLC	(7,558,808)	12/08/27	(0.26)%	1D ESTR	Monthly	142,783
BPER Banca SPA	UBS AG	(1,688,139)	01/20/31	0.00%	1D ESTR	Monthly	(7,618)
Brady Corp., Class A	Barclays Bank PLC	(2,031,301)	12/23/26	(0.15)%	1D OBFR01	Monthly	(18,729)
Brambles Ltd.	BNP Paribas SA	(12,115,931)	03/22/27	(0.25)%	1D AONIA	Monthly	534,350
Braze, Inc., Class A	Bank of America N.A.	(1,204,338)	02/15/28	(0.15)%	1D OBFR01	Monthly	220,260
Braze, Inc., Class A	SG Americas Securities LLC	(6,060,950)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,462,312
Brenntag SE, Class N	Morgan Stanley & Co. International PLC	(13,798,947)	01/04/27	(0.26)%	1D ESTR	Monthly	(201,658)
Brenntag SE, Class N	SG Americas Securities LLC	(2,170,564)	12/08/27	(0.26)%	1D ESTR	Monthly	(92,428)
Brenntag SE, Class N	UBS AG	(5,591,599)	04/18/28	0.00%	1D ESTR	Monthly	114,570
Breville Group Ltd.	BNP Paribas SA	(121,072)	03/22/27	(1.25)%	1D AONIA	Monthly	(2,376)
Breville Group Ltd.	SG Americas Securities LLC	(10,779)	12/08/27	(0.30)%	1D AONIA	Monthly	(675)
Bridgebio Pharma, Inc.	Bank of America N.A.	(78,243)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,036)
Bridgebio Pharma, Inc.	Barclays Bank PLC	(489,592)	12/23/26	(0.15)%	1D OBFR01	Monthly	3,409
Bridgebio Pharma, Inc.	Barclays Bank PLC	(492,598)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,392
Bridgebio Pharma, Inc.	BNP Paribas SA	(469,443)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,895
Bridgestone Corp.	Barclays Bank PLC	(5,188,943)	09/09/27	(0.19)%	1D P TONA	Monthly	91,715
Bridgestone Corp.	Citibank N.A.	(6,726,832)	02/26/26	(0.15)%	1D P TONA	Monthly	118,897
Brightspire Capital, Inc., Class A	Barclays Bank PLC	(4,836,320)	12/23/26	(0.15)%	1D OBFR01	Monthly	8,074
Brinker International, Inc.	SG Americas Securities LLC	(857,118)	12/08/27	0.00%	1D OBFR01	Monthly	4,641
British American Tobacco PLC	Bank of America N.A.	(458,462)	02/15/28	(0.25)%	1D SONIA	Monthly	(4,186)
Broadridge Financial Solutions, Inc.	Morgan Stanley & Co. International PLC	(1,856,072)	01/06/27	(0.15)%	1D FEDL01	Monthly	40,886
Brookfield Asset Management Ltd., Class A	Morgan Stanley & Co. International PLC	(13,766,122)	01/04/27	(0.20)%	CABROVER	Monthly	671,737
Brookfield Asset Management Ltd., Class A	Morgan Stanley & Co. International PLC	(7,599,399)	01/06/27	(0.20)%	CABROVER	Monthly	376,874
Brookfield Corp., Class A	SG Americas Securities LLC	(15,384,398)	12/08/27	(0.20)%	CABROVER	Monthly	801,173
Brookfield Wealth Solutions Ltd.	BNP Paribas SA	(2,536,480)	05/18/26	(1.09)%	CABROVER	Monthly	147,282
Brookfield Wealth Solutions Ltd.	SG Americas Securities LLC	(2,921,234)	12/08/27	(1.35)%	CABROVER	Monthly	191,146
Brown & Brown, Inc.	Barclays Bank PLC	(13,702,368)	12/23/26	(0.15)%	1D OBFR01	Monthly	1,105,561
Brown & Brown, Inc.	SG Americas Securities LLC	(24,153,008)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,404,764
Brown-Forman Corp., Class B	Barclays Bank PLC	(486,480)	02/16/27	(0.15)%	1D OBFR01	Monthly	(19,619)
Brown-Forman Corp., Class B	BNP Paribas SA	(7,294,904)	04/16/26	(0.15)%	1D OBFR01	Monthly	(60,810)
Bruker Corp.	BNP Paribas SA	(1,086,451)	04/16/26	(0.15)%	1D OBFR01	Monthly	54,848
Brunello Cucinelli SpA	BNP Paribas SA	(7,143,690)	08/17/26	(0.26)%	1D ESTR	Monthly	899,151
Brunello Cucinelli SpA	BNP Paribas SA	(69,539)	01/19/28	(0.26)%	1D ESTR	Monthly	(236)
Brunello Cucinelli SpA	JPMorgan Chase Bank N.A.	(492,601)	02/10/26	(0.10)%	1D ESTR	Monthly	78,649
Brunello Cucinelli SpA	Morgan Stanley & Co. International PLC	(4,377,454)	01/06/27	(0.26)%	1D ESTR	Monthly	110,948
Brunello Cucinelli SpA	SG Americas Securities LLC	(272,362)	12/08/27	(0.26)%	1D ESTR	Monthly	43,486
Brunswick Corp.	UBS AG	(93,167)	01/14/31	0.00%	1D OBFR01	Monthly	8,936
BT Group PLC	SG Americas Securities LLC	(8,123,200)	12/08/27	(0.25)%	1D SONIA	Monthly	(408,341)
BT Group PLC	SG Americas Securities LLC	(30,118,937)	12/08/27	(0.25)%	1D SONIA	Monthly	(1,514,032)
BT Group PLC	UBS AG	(1,503,718)	09/03/29	0.00%	1D SONIA	Monthly	(93,050)
Bucher Industries AG, Registered Shares	Barclays Bank PLC	(5,536,648)	12/10/26	(0.26)%	SSARON	Monthly	(51,078)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Bucher Industries AG, Registered Shares	BNP Paribas SA	$ (7,676,554)	03/17/27	(0.26)%	SSARON	Monthly	$ (31,678)
Build-A-Bear Workshop, Inc.	BNP Paribas SA	(113,199)	04/16/26	(0.15)%	1D OBFR01	Monthly	9,833
Builders FirstSource, Inc.	Bank of America N.A.	(434,790)	02/15/28	(0.15)%	1D OBFR01	Monthly	10,710
Builders FirstSource, Inc.	BNP Paribas SA	(735,888)	01/28/28	(0.15)%	1D OBFR01	Monthly	74,884
Builders FirstSource, Inc.	Morgan Stanley & Co. International PLC	(3,980,069)	01/06/27	(0.15)%	1D FEDL01	Monthly	344,780
Builders FirstSource, Inc.	UBS AG	(29,274)	01/14/31	0.00%	1D OBFR01	Monthly	3,305
Builders FirstSource, Inc.	UBS AG	(1,645,333)	01/22/31	0.00%	1D OBFR01	Monthly	25,544
Bunge Global SA	Barclays Bank PLC	(377,524)	02/16/27	(0.15)%	1D OBFR01	Monthly	(4,088)
Bunge Global SA	Goldman Sachs Bank USA	(33,428,005)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,551,148)
Bunge Global SA	UBS AG	(126,569)	01/14/31	0.00%	1D OBFR01	Monthly	(5,873)
Burberry Group PLC	Barclays Bank PLC	(525,302)	02/26/27	(0.25)%	1D SONIA	Monthly	17,899
Burlington Stores, Inc.	SG Americas Securities LLC	(16,848,482)	12/08/27	(0.15)%	1D OBFR01	Monthly	643,047
Burlington Stores, Inc.	UBS AG	(133,236)	01/22/31	0.00%	1D OBFR01	Monthly	(492)
Business First Bancshares, Inc.	Bank of America N.A.	(119,115)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,706)
Business First Bancshares, Inc.	Barclays Bank PLC	(3,690)	12/23/26	(0.15)%	1D OBFR01	Monthly	—
Business First Bancshares, Inc.	Morgan Stanley & Co. International PLC	(241,839)	01/04/27	(0.15)%	1D FEDL01	Monthly	—
Business First Bancshares, Inc.	SG Americas Securities LLC	(429,547)	12/08/27	(0.15)%	1D OBFR01	Monthly	(24,159)
Buzzi SpA	Barclays Bank PLC	(3,294,273)	12/10/26	(0.26)%	1D ESTR	Monthly	131,938
Buzzi SpA	BNP Paribas SA	(13,508,849)	08/17/26	(0.26)%	1D ESTR	Monthly	734,395
BWP Trust	BNP Paribas SA	(116,121)	03/22/27	(0.25)%	1D AONIA	Monthly	3,870
BXP, Inc.	Bank of America N.A.	(1,831,439)	02/15/28	(0.15)%	1D OBFR01	Monthly	38,463
BXP, Inc.	Barclays Bank PLC	(29,968,831)	12/23/26	(0.15)%	1D OBFR01	Monthly	334,514
BXP, Inc.	Barclays Bank PLC	(3,086,896)	02/16/27	(0.15)%	1D OBFR01	Monthly	12,355
BXP, Inc.	Barclays Bank PLC	(2,452,492)	02/23/27	(0.15)%	1D OBFR01	Monthly	27,302
BXP, Inc.	BNP Paribas SA	(3,501,531)	01/28/28	(0.15)%	1D OBFR01	Monthly	51,257
CACI International, Inc., Class A	Morgan Stanley & Co. International PLC	(395,898)	01/06/27	(0.15)%	1D FEDL01	Monthly	21,068
Cactus, Inc., Class A	Morgan Stanley & Co. International PLC	(6,965,923)	01/04/27	(0.15)%	1D FEDL01	Monthly	(112,029)
Cadence Bank	Bank of America N.A.	(858,435)	02/15/28	(0.15)%	1D OBFR01	Monthly	14,214
Cadence Design Systems, Inc.	Barclays Bank PLC	(17,178,034)	12/23/26	(0.15)%	1D OBFR01	Monthly	1,123,027
Cadre Holdings, Inc.	BNP Paribas SA	(2,172,463)	04/16/26	(0.15)%	1D OBFR01	Monthly	177,965
Cadre Holdings, Inc.	Goldman Sachs Bank USA	(1,467,905)	08/18/26	(0.15)%	1D FEDL01	Monthly	120,248
Cadre Holdings, Inc.	UBS AG	(3,356,706)	04/21/28	0.00%	1D OBFR01	Monthly	274,976
CAE, Inc.	Barclays Bank PLC	(1,542,578)	10/23/26	(0.19)%	CABROVER	Monthly	79,141
CAE, Inc.	Barclays Bank PLC	(27,229)	02/16/27	(0.19)%	CABROVER	Monthly	1,397
CAE, Inc.	BNP Paribas SA	(918,353)	01/17/28	(0.20)%	CABROVER	Monthly	23,086
CAE, Inc.	BNP Paribas SA	(98,156)	01/24/28	(0.20)%	CABROVER	Monthly	(11)
CAE, Inc.	Morgan Stanley & Co. International PLC	(874,662)	01/06/27	(0.20)%	CABROVER	Monthly	20,739
CaixaBank SA	Bank of America N.A.	(524,369)	02/15/28	(0.26)%	1D ESTR	Monthly	784
CaixaBank SA	SG Americas Securities LLC	(41,049,341)	12/08/27	0.10%	1D ESTR	Monthly	(2,695,127)
CaixaBank SA	SG Americas Securities LLC	(151,788)	12/08/27	(0.26)%	1D ESTR	Monthly	(6,218)
Calbee, Inc.	Barclays Bank PLC	(16,022,653)	05/12/27	(0.20)%	1D P TONA	Monthly	97,855
Caleres, Inc.	UBS AG	(1,476,858)	04/21/28	0.00%	1D OBFR01	Monthly	167,191
California Resources Corp.	UBS AG	(13,452,773)	04/21/28	0.00%	1D OBFR01	Monthly	(1,792,373)
California Water Service Group	UBS AG	(4,187,467)	04/21/28	0.00%	1D OBFR01	Monthly	138,586
Calumet, Inc.	BNP Paribas SA	(6,200,093)	04/16/26	(0.15)%	1D OBFR01	Monthly	(472,327)
Camping World Holdings, Inc., Class A	BNP Paribas SA	(143,909)	04/16/26	(0.10)%	1D OBFR01	Monthly	(2,328)
Camurus AB	Bank of America N.A.	(340,820)	02/15/28	(0.26)%	1D STIBOR	Monthly	9,099
Camurus AB	Barclays Bank PLC	(4,766,593)	01/18/27	(0.26)%	1D STIBOR	Monthly	143,895
Camurus AB	BNP Paribas SA	(1,478,733)	11/17/27	(0.25)%	1D STIBOR	Monthly	31,293
Camurus AB	Citibank N.A.	(199,787)	07/29/26	(0.26)%	TN STIBOR	Monthly	6,039
Camurus AB	Morgan Stanley & Co. International PLC	(4,464,430)	01/04/27	(0.26)%	1D STIBOR	Monthly	134,944
Camurus AB	SG Americas Securities LLC	(5,786,209)	12/08/27	(0.26)%	1D STIBOR	Monthly	(240,615)
Camurus AB	UBS AG	(2,217,189)	04/24/28	0.00%	TN STIBOR	Monthly	58,714
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Canada Goose Holdings, Inc.	Morgan Stanley & Co. International PLC	$ (117,749)	01/04/27	(0.20)%	CABROVER	Monthly	$ 8,036
Canada Goose Holdings, Inc.	SG Americas Securities LLC	(321,199)	12/08/27	(0.60)%	CABROVER	Monthly	24,806
Canadian Natural Resources Ltd.	BNP Paribas SA	(3,069,152)	01/24/28	(0.20)%	CABROVER	Monthly	(7,801)
Canadian Natural Resources Ltd.	Citibank N.A.	(35,738,349)	02/24/28	(0.20)%	1D CORRA	Monthly	(930,503)
Canadian Tire Corp., Ltd., Class A	Bank of America N.A.	(2,238,403)	02/15/28	(0.20)%	CABROVER	Monthly	80,013
Canadian Tire Corp., Ltd., Class A	Barclays Bank PLC	(698,014)	02/16/27	(0.20)%	CABROVER	Monthly	31,207
Canadian Tire Corp., Ltd., Class A	BNP Paribas SA	(3,597,936)	01/17/28	(0.20)%	CABROVER	Monthly	130,414
Canadian Utilities Ltd., Class A	Morgan Stanley & Co. International PLC	(5,470,376)	01/04/27	(0.20)%	CABROVER	Monthly	(53,902)
Canadian Utilities Ltd., Class A	Morgan Stanley & Co. International PLC	(14,034,219)	01/06/27	(0.20)%	CABROVER	Monthly	(138,284)
Canfor Corp.	BNP Paribas SA	(471,805)	01/17/28	(0.20)%	CABROVER	Monthly	(11,952)
Canfor Corp.	SG Americas Securities LLC	(1,114,570)	12/08/27	(0.20)%	CABROVER	Monthly	(194,434)
Capcom Co. Ltd.	Barclays Bank PLC	(5,124,841)	01/26/27	(0.20)%	1D P TONA	Monthly	(714,667)
Capcom Co. Ltd.	Barclays Bank PLC	(405,883)	05/12/27	(0.20)%	1D P TONA	Monthly	(45,271)
Capcom Co. Ltd.	Barclays Bank PLC	(20,412,736)	09/09/27	(0.20)%	1D P TONA	Monthly	(2,845,891)
Capcom Co. Ltd.	UBS AG	(27,346,455)	09/03/29	0.00%	1D P TONA	Monthly	(1,817,951)
Capital One Financial Corp.	Morgan Stanley & Co. International PLC	(2,472,743)	01/06/27	(0.15)%	1D FEDL01	Monthly	(12,112)
Capital One Financial Corp.	UBS AG	(6,790,404)	01/22/31	0.00%	1D OBFR01	Monthly	(10,656)
Capital Power Corp.	BNP Paribas SA	(34,531)	01/24/28	0.00%	CABROVER	Monthly	(3)
CapitaLand Integrated Commercial Trust	Barclays Bank PLC	(10,701,602)	09/09/27	(0.30)%	SORA	Monthly	(82,384)
CapitaLand Integrated Commercial Trust	Goldman Sachs Bank USA	(77,760)	08/19/26	(0.30)%	SORA	Monthly	702
CapitaLand Integrated Commercial Trust	Morgan Stanley & Co. International PLC	(1,463,300)	01/06/27	(0.30)%	SORA	Monthly	(11,265)
CapitaLand Integrated Commercial Trust	Morgan Stanley & Co. International PLC	(2,563,121)	01/07/27	(0.30)%	SORA	Monthly	(35,206)
Capri Holdings Ltd.	BNP Paribas SA	(8,468,811)	04/16/26	0.20%	1D OBFR01	Monthly	945,214
CAR Group Ltd.	Barclays Bank PLC	(15,781,841)	09/09/27	(0.25)%	1D AONIA	Monthly	1,140,820
CAR Group Ltd.	BNP Paribas SA	(18,202,662)	09/07/26	(0.25)%	1D AONIA	Monthly	1,533,685
CAR Group Ltd.	BNP Paribas SA	(9,916,391)	03/22/27	(0.25)%	1D AONIA	Monthly	845,447
CAR Group Ltd.	BNP Paribas SA	(5,234,526)	01/14/28	(0.25)%	1D AONIA	Monthly	364,116
CareTrust REIT, Inc.	SG Americas Securities LLC	(26,578,152)	12/08/27	(0.15)%	1D OBFR01	Monthly	(295,073)
CareTrust REIT, Inc.	UBS AG	(12,828,716)	04/18/28	0.00%	1D OBFR01	Monthly	44,508
Cargotec OYJ, Class B	Bank of America N.A.	(106,930)	02/15/28	(0.26)%	1D ESTR	Monthly	150
Cargotec OYJ, Class B	Barclays Bank PLC	(13,552,289)	12/10/26	(0.26)%	1D ESTR	Monthly	244,284
Carlisle Cos, Inc.	Bank of America N.A.	(1,522,293)	02/15/28	(0.15)%	1D OBFR01	Monthly	81,351
Carlisle Cos, Inc.	Barclays Bank PLC	(526,019)	02/23/27	(0.15)%	1D OBFR01	Monthly	367
Carlisle Cos, Inc.	BNP Paribas SA	(1,060,002)	01/28/28	(0.15)%	1D OBFR01	Monthly	175
Carlsberg AS	Barclays Bank PLC	(6,162,778)	05/12/27	(0.26)%	DESTR	Monthly	17,741
Carlsberg AS	UBS AG	(323,787)	01/22/31	0.00%	DESTR	Monthly	(1,267)
Carlsberg AS, Class B	UBS AG	(14,755,919)	09/03/29	0.00%	DESTR	Monthly	83,473
Carlyle Group, Inc.	UBS AG	(808,066)	01/14/31	0.00%	1D OBFR01	Monthly	31,993
Carnival Corp.	UBS AG	(67,053)	01/22/31	0.00%	1D OBFR01	Monthly	(3,164)
Carnival PLC	Barclays Bank PLC	(1,461,876)	02/26/27	(0.25)%	1D SONIA	Monthly	(51,436)
Carrefour SA	UBS AG	(1,578,033)	04/18/28	0.00%	1D ESTR	Monthly	227
Carrefour SA	UBS AG	(7,515,732)	09/03/29	0.00%	1D ESTR	Monthly	1,083
Carrier Global Corp.	SG Americas Securities LLC	(2,188,978)	12/08/27	(0.15)%	1D OBFR01	Monthly	(232,472)
Cars.com, Inc.	SG Americas Securities LLC	(3,142,600)	12/08/27	(0.15)%	1D OBFR01	Monthly	286,605
Carvana Co., Class A	Bank of America N.A.	(61,150)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,797
Carvana Co., Class A	Barclays Bank PLC	(790,399)	02/16/27	(0.15)%	1D OBFR01	Monthly	127,766
Carvana Co., Class A	BNP Paribas SA	(1,678,876)	01/24/28	(0.15)%	1D OBFR01	Monthly	55,985
Carvana Co., Class A	UBS AG	(17,675,848)	04/18/28	0.00%	1D OBFR01	Monthly	2,103,153
Carvana Co., Class A	UBS AG	(1,360,052)	01/14/31	0.00%	1D OBFR01	Monthly	161,134
Cascades, Inc.	BNP Paribas SA	(83,956)	05/18/26	(0.20)%	CABROVER	Monthly	6,257
Cascades, Inc.	Morgan Stanley & Co. International PLC	(1,223,778)	01/04/27	(0.20)%	CABROVER	Monthly	16,053

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Casella Waste Systems, Inc., Class A	BNP Paribas SA	$ (27,081,371)	04/16/26	(0.15)%	1D OBFR01	Monthly	$ 988,457
Casey’s General Stores, Inc.	BNP Paribas SA	(2,498,140)	01/24/28	(0.15)%	1D OBFR01	Monthly	6,031
Castellum AB	Morgan Stanley & Co. International PLC	(12,077,760)	01/04/27	(0.26)%	1D STIBOR	Monthly	(447,288)
Catena AB	Bank of America N.A.	(703)	02/15/28	(0.26)%	1D STIBOR	Monthly	28
Catena AB	BNP Paribas SA	(11,904,777)	11/17/27	(0.25)%	1D STIBOR	Monthly	397,290
Caterpillar, Inc.	Bank of America N.A.	(5,444,261)	02/15/28	(0.15)%	1D OBFR01	Monthly	(69,675)
Caterpillar, Inc.	Barclays Bank PLC	(1,274,605)	02/16/27	(0.15)%	1D OBFR01	Monthly	(24,996)
Caterpillar, Inc.	Morgan Stanley & Co. International PLC	(2,712,947)	01/06/27	(0.15)%	1D FEDL01	Monthly	(37,447)
Caterpillar, Inc.	UBS AG	(4,126,553)	01/14/31	0.00%	1D OBFR01	Monthly	(76,607)
Cava Group, Inc.	Barclays Bank PLC	(17,003,635)	12/23/26	(0.15)%	1D OBFR01	Monthly	1,407,322
Cava Group, Inc.	Barclays Bank PLC	(867,273)	02/23/27	(0.15)%	1D OBFR01	Monthly	71,757
CBIZ, Inc.	Bank of America N.A.	(754,291)	02/15/28	(0.15)%	1D OBFR01	Monthly	74,008
CBIZ, Inc.	BNP Paribas SA	(263,831)	01/28/28	(0.15)%	1D OBFR01	Monthly	(6,464)
CBIZ, Inc.	SG Americas Securities LLC	(25,981,109)	12/08/27	(0.15)%	1D OBFR01	Monthly	7,112,863
CBIZ, Inc.	UBS AG	(563,300)	01/14/31	0.00%	1D OBFR01	Monthly	(11,407)
CCC Intelligent Solutions Holdings, Inc.	Bank of America N.A.	(3,960,942)	02/15/28	(0.15)%	1D OBFR01	Monthly	240,503
CCC Intelligent Solutions Holdings, Inc.	UBS AG	(19,391,605)	04/18/28	0.00%	1D OBFR01	Monthly	1,177,433
CECO Environmental Corp.	Goldman Sachs Bank USA	(3,097,214)	08/18/26	(0.15)%	1D FEDL01	Monthly	(59,454)
CECO Environmental Corp.	SG Americas Securities LLC	(4,019,009)	12/08/27	(0.15)%	1D OBFR01	Monthly	(438,990)
Celanese Corp., Class A	Barclays Bank PLC	(112,225)	12/23/26	(0.15)%	1D OBFR01	Monthly	8,280
Celestica, Inc.	BNP Paribas SA	(655,554)	08/17/26	(0.20)%	CABROVER	Monthly	28,914
Cellebrite Di Ltd.	Bank of America N.A.	(44,270)	02/15/28	(0.15)%	1D OBFR01	Monthly	(8)
Cellebrite Di Ltd.	SG Americas Securities LLC	(2,260,463)	12/08/27	(0.15)%	1D OBFR01	Monthly	448,397
Cellnex Telecom SA	Citibank N.A.	(5,908,404)	06/25/26	0.00%	1D ESTR	Monthly	(113,942)
Celsius Holdings, Inc.	BNP Paribas SA	(10,614,731)	04/16/26	(0.15)%	1D OBFR01	Monthly	208,210
Celsius Holdings, Inc.	Morgan Stanley & Co. International PLC	(6,550,635)	01/06/27	(0.15)%	1D FEDL01	Monthly	327,295
Cementir Holding NV	BNP Paribas SA	(248,359)	03/17/27	(0.26)%	1D ESTR	Monthly	7,995
Cencora, Inc.	Morgan Stanley & Co. International PLC	(5,301,149)	01/06/27	(0.15)%	1D FEDL01	Monthly	(101,520)
Cenovus Energy, Inc.	Barclays Bank PLC	(7,332,546)	02/23/27	(0.20)%	CABROVER	Monthly	(167,453)
Cenovus Energy, Inc.	Morgan Stanley & Co. International PLC	(10,320,333)	01/04/27	(0.20)%	CABROVER	Monthly	(473,310)
Cenovus Energy, Inc.	Morgan Stanley & Co. International PLC	(19,662,150)	01/06/27	(0.20)%	CABROVER	Monthly	(1,129,742)
CenterPoint Energy, Inc.	Bank of America N.A.	(322,715)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,314)
CenterPoint Energy, Inc.	BNP Paribas SA	(10,556,037)	01/24/28	(0.15)%	1D OBFR01	Monthly	(223,013)
CenterPoint Energy, Inc.	Morgan Stanley & Co. International PLC	(1,635,719)	01/06/27	(0.15)%	1D FEDL01	Monthly	(4,509)
Centerspace	UBS AG	(12,258,661)	04/21/28	0.00%	1D OBFR01	Monthly	68,377
Central Japan Railway Co.	Barclays Bank PLC	(1,045,819)	01/26/27	(0.20)%	1D P TONA	Monthly	(22,677)
Central Japan Railway Co.	Barclays Bank PLC	(73,728)	05/12/27	(0.20)%	1D P TONA	Monthly	(1,596)
Central Japan Railway Co.	Barclays Bank PLC	(1,503,367)	09/09/27	(0.20)%	1D P TONA	Monthly	(19,867)
Central Japan Railway Co.	SG Americas Securities LLC	(1,346,610)	12/08/27	(0.10)%	1D P TONA	Monthly	15,872
Central Japan Railway Co.	SG Americas Securities LLC	(31,680,614)	12/08/27	(0.10)%	1D P TONA	Monthly	373,404
Centrica PLC	Barclays Bank PLC	(3,793,486)	08/17/26	(0.25)%	1D SONIA	Monthly	(202,833)
Centrica PLC	Morgan Stanley & Co. International PLC	(17,769,127)	01/27/27	(0.25)%	1D SONIA	Monthly	(946,678)
Centrica PLC	UBS AG	(6,297,554)	09/03/29	0.00%	1D SONIA	Monthly	(347,697)
Centrus Energy Corp., Class A	UBS AG	(555,131)	04/18/28	0.00%	1D OBFR01	Monthly	23,338
Certara, Inc.	SG Americas Securities LLC	(112,193)	12/08/27	0.05%	1D OBFR01	Monthly	8,199
CF Industries Holdings, Inc.	Bank of America N.A.	(1,212)	02/15/28	(0.15)%	1D OBFR01	Monthly	(93)
CF Industries Holdings, Inc.	Bank of America N.A.	(1,640,801)	02/15/28	(0.15)%	1D OBFR01	Monthly	(73,605)
CF Industries Holdings, Inc.	Barclays Bank PLC	(324,797)	02/16/27	(0.15)%	1D OBFR01	Monthly	(14,560)
CF Industries Holdings, Inc.	SG Americas Securities LLC	(15,671,143)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,264,258)
CF Industries Holdings, Inc.	UBS AG	(560,016)	01/14/31	0.00%	1D OBFR01	Monthly	(30,130)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CH Robinson Worldwide, Inc.	BNP Paribas SA	$ (126,116)	01/28/28	(0.15)%	1D OBFR01	Monthly	$ (10,154)
CH Robinson Worldwide, Inc.	UBS AG	(22,653,337)	04/18/28	0.00%	1D OBFR01	Monthly	(2,534,982)
Champion Iron Ltd.	Barclays Bank PLC	(2,611,319)	05/12/27	(0.25)%	1D AONIA	Monthly	222,361
Change Holdings, Inc.	Barclays Bank PLC	(4,712,132)	05/12/27	(1.69)%	1D P TONA	Monthly	173,689
Change Holdings, Inc.	Morgan Stanley & Co. International PLC	(2,248,715)	01/06/27	(2.19)%	1D P TONA	Monthly	82,888
Change Holdings, Inc.	UBS AG	(1,106,879)	04/03/28	0.00%	1D P TONA	Monthly	9,680
Chart Industries, Inc.	Barclays Bank PLC	(300,238)	02/16/27	(0.15)%	1D OBFR01	Monthly	217
Charter Communications, Inc.	Bank of America N.A.	(3,642,652)	02/15/28	(0.15)%	1D OBFR01	Monthly	(330,517)
Charter Communications, Inc.	Barclays Bank PLC	(847,993)	02/16/27	(0.15)%	1D OBFR01	Monthly	(63,676)
Charter Communications, Inc.	BNP Paribas SA	(1,956,402)	01/28/28	(0.15)%	1D OBFR01	Monthly	(198,377)
Charter Communications, Inc.	UBS AG	(646,683)	01/14/31	0.00%	1D OBFR01	Monthly	(81,745)
Check Point Software Technologies Ltd.	Barclays Bank PLC	(1,489,796)	02/16/27	(0.15)%	1D OBFR01	Monthly	6,864
Check Point Software Technologies Ltd.	BNP Paribas SA	(127,830)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,122
Check Point Software Technologies Ltd.	UBS AG	(575,683)	01/14/31	0.00%	1D OBFR01	Monthly	2,328
Cheesecake Factory, Inc.	UBS AG	(109,687)	04/21/28	0.00%	1D OBFR01	Monthly	(1,133)
Chemometec A/S	Bank of America N.A.	(1,772,790)	02/15/28	(0.26)%	1W CIBOR	Monthly	230,677
Chemometec A/S	UBS AG	(439,087)	04/24/28	0.00%	DESTR	Monthly	57,134
Chemours Co.	UBS AG	(2,803,118)	04/21/28	0.00%	1D OBFR01	Monthly	102,685
Chesapeake Utilities Corp.	Bank of America N.A.	(2,012,512)	02/15/28	(0.15)%	1D OBFR01	Monthly	(44,438)
Chesapeake Utilities Corp.	Goldman Sachs Bank USA	(5,149,688)	08/19/26	(0.15)%	1D FEDL01	Monthly	(113,710)
Chesapeake Utilities Corp.	UBS AG	(6,335,911)	04/21/28	0.00%	1D OBFR01	Monthly	(139,782)
Chesnara PLC	Morgan Stanley & Co. International PLC	(409,304)	01/04/27	(0.25)%	1D SONIA	Monthly	(4,744)
Chewy, Inc., Class A	BNP Paribas SA	(2,744,455)	04/16/26	(0.15)%	1D OBFR01	Monthly	306,521
Chiba Bank Ltd.	Barclays Bank PLC	(13,026,283)	09/09/27	(0.20)%	1D P TONA	Monthly	(654,589)
Chiba Bank Ltd.	SG Americas Securities LLC	(16,970,265)	12/08/27	(0.11)%	1D P TONA	Monthly	(2,375,205)
Chiba Kogyo Bank Ltd.	Bank of America N.A.	(163,453)	02/15/28	(0.25)%	1D P TONA	Monthly	(11,502)
Chiba Kogyo Bank Ltd.	Barclays Bank PLC	(157,560)	05/12/27	(0.20)%	1D P TONA	Monthly	(7,103)
Chiba Kogyo Bank Ltd.	BNP Paribas SA	(204,316)	03/24/27	(0.25)%	1D TONA	Monthly	(14,377)
Chiba Kogyo Bank Ltd.	Citibank N.A.	(61,547)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,775)
Chiba Kogyo Bank Ltd.	Morgan Stanley & Co. International PLC	(66,471)	01/06/27	(0.25)%	1D P TONA	Monthly	(2,997)
Chiba Kogyo Bank Ltd.	SG Americas Securities LLC	(189,991)	12/08/27	(0.25)%	1D P TONA	Monthly	(22,270)
Chiba Kogyo Bank Ltd.	UBS AG	(69,708)	04/03/28	0.00%	1D P TONA	Monthly	(4,905)
Chimera Investment Corp.	Goldman Sachs Bank USA	(664,984)	08/18/26	(0.15)%	1D FEDL01	Monthly	41,877
Chimera Investment Corp.	SG Americas Securities LLC	(6,587,520)	12/08/27	(0.15)%	1D OBFR01	Monthly	196,642
Chipotle Mexican Grill, Inc., Class A	Morgan Stanley & Co. International PLC	(4,333,982)	01/06/27	(0.15)%	1D FEDL01	Monthly	60,420
Chiyoda Corp.	Bank of America N.A.	(1,700,987)	02/15/28	0.00%	1D P TONA	Monthly	(719,525)
Chiyoda Corp.	Barclays Bank PLC	(8,078,816)	05/12/27	(0.19)%	1D P TONA	Monthly	(4,033,721)
Chiyoda Corp.	Citibank N.A.	(3,198,927)	02/26/26	(0.15)%	1D P TONA	Monthly	(1,597,212)
Chiyoda Corp.	JPMorgan Chase Bank N.A.	(726,248)	02/10/26	(0.15)%	1D P TONA	Monthly	(315,271)
Chiyoda Corp.	UBS AG	(1,676,454)	04/03/28	0.00%	1D P TONA	Monthly	(709,147)
Choice Hotels International, Inc.	SG Americas Securities LLC	(108,386)	12/08/27	(0.50)%	1D OBFR01	Monthly	1,269
Choice Properties Real Estate Investment Trust	Morgan Stanley & Co. International PLC	(2,785,966)	01/04/27	(0.20)%	CABROVER	Monthly	69,515
Christian Dior SE	Barclays Bank PLC	(8,726,512)	12/10/26	(0.26)%	1D ESTR	Monthly	623,689
Chubb Ltd.	Bank of America N.A.	(638,511)	02/15/28	(0.15)%	1D OBFR01	Monthly	(17,137)
Chubb Ltd.	Barclays Bank PLC	(885,006)	02/16/27	(0.15)%	1D OBFR01	Monthly	(25,410)
Chubb Ltd.	BNP Paribas SA	(974,332)	01/28/28	(0.10)%	1D OBFR01	Monthly	(31,119)
Chubb Ltd.	UBS AG	(1,417,200)	01/14/31	0.00%	1D OBFR01	Monthly	(25,040)
Chubu Electric Power Co., Inc.	Barclays Bank PLC	(225,378)	05/12/27	(0.15)%	1D P TONA	Monthly	(4,174)
Chubu Electric Power Co., Inc.	Citibank N.A.	(1,503,714)	02/26/26	(0.15)%	1D P TONA	Monthly	27,608
Chugai Pharmaceutical Co. Ltd.	Barclays Bank PLC	(4,575,601)	09/09/27	(0.15)%	1D P TONA	Monthly	(239,673)
Chugai Pharmaceutical Co. Ltd.	Citibank N.A.	(17,938,744)	02/26/26	(0.15)%	1D P TONA	Monthly	(939,643)
Chugoku Electric Power Co., Inc.	Barclays Bank PLC	(1,664,978)	05/12/27	(0.15)%	1D P TONA	Monthly	81,976
Chugoku Marine Paints Ltd.	Bank of America N.A.	(2,149,393)	02/15/28	0.00%	1D P TONA	Monthly	163,837

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Chugoku Marine Paints Ltd.	Barclays Bank PLC	$ (5,636,728)	05/12/27	(0.18)%	1D P TONA	Monthly	$ 345,673
Chugoku Marine Paints Ltd.	BNP Paribas SA	(1,306,733)	03/24/27	(0.05)%	1D TONA	Monthly	99,605
Chugoku Marine Paints Ltd.	Citibank N.A.	(294,456)	02/26/26	(0.20)%	1D P TONA	Monthly	18,058
Chugoku Marine Paints Ltd.	JPMorgan Chase Bank N.A.	(134,499)	02/10/26	(0.32)%	1D P TONA	Monthly	4,761
Chugoku Marine Paints Ltd.	Morgan Stanley & Co. International PLC	(2,532,922)	01/06/27	(0.25)%	1D P TONA	Monthly	155,332
Chugoku Marine Paints Ltd.	SG Americas Securities LLC	(2,169,521)	12/08/27	(0.21)%	1D P TONA	Monthly	76,790
Chugoku Marine Paints Ltd.	UBS AG	(531,242)	04/03/28	0.00%	1D P TONA	Monthly	40,494
Church & Dwight Co., Inc.	Bank of America N.A.	(2,429,673)	02/15/28	(0.15)%	1D OBFR01	Monthly	(156,372)
Church & Dwight Co., Inc.	Bank of America N.A.	(304,732)	02/15/28	(0.15)%	1D OBFR01	Monthly	(14,915)
Church & Dwight Co., Inc.	Barclays Bank PLC	(149,371)	02/16/27	(0.15)%	1D OBFR01	Monthly	(5,303)
Church & Dwight Co., Inc.	BNP Paribas SA	(650,525)	01/28/28	0.00%	1D OBFR01	Monthly	(35,545)
Church & Dwight Co., Inc.	UBS AG	(8,148,738)	04/18/28	0.00%	1D OBFR01	Monthly	(524,446)
Church & Dwight Co., Inc.	UBS AG	(37,890)	01/14/31	0.00%	1D OBFR01	Monthly	(2,439)
Churchill Downs, Inc.	BNP Paribas SA	(74,598)	01/28/28	0.00%	1D OBFR01	Monthly	6,336
Cibus Nordic Real Estate AB publ	Goldman Sachs Bank USA	(158,946)	08/19/26	(0.26)%	1D STIBOR	Monthly	(3,366)
Cibus Nordic Real Estate AB publ	Morgan Stanley & Co. International PLC	(3,927,426)	01/04/27	(0.26)%	1D STIBOR	Monthly	(55,498)
Cicor Technologies Ltd., Class N, Registered Shares	BNP Paribas SA	(115,203)	03/17/27	(0.26)%	SSARON	Monthly	(471)
CIE Automotive SA	Bank of America N.A.	(963,879)	02/15/28	(0.26)%	1D ESTR	Monthly	37,439
CIE Automotive SA	Barclays Bank PLC	(5,210,672)	12/10/26	(0.26)%	1D ESTR	Monthly	91,097
Cie de Saint-Gobain SA	SG Americas Securities LLC	(703,972)	12/08/27	(0.26)%	1D ESTR	Monthly	(5,720)
Cie de Saint-Gobain SA	SG Americas Securities LLC	(248,006)	12/08/27	(0.26)%	1D ESTR	Monthly	(2,015)
Cie Financiere Richemont SA	Citibank N.A.	(879,045)	02/26/26	(0.26)%	SSARON	Monthly	34,669
Cie Financiere Richemont SA	UBS AG	(1,857,466)	01/20/31	0.00%	SSARON	Monthly	5,661
Cie Financiere Richemont SA, Registered Shares	UBS AG	(3,454,462)	04/02/30	0.00%	SSARON	Monthly	415,095
Cie Generale des Etablissements Michelin SCA	Morgan Stanley & Co. International PLC	(3,415,903)	01/06/27	(0.26)%	1D ESTR	Monthly	(54,496)
Cie Generale des Etablissements Michelin SCA	UBS AG	(9,299,350)	09/03/29	0.00%	1D ESTR	Monthly	(302,697)
Ciena Corp.	UBS AG	(2,609,528)	04/18/28	0.00%	1D OBFR01	Monthly	(85,846)
Cincinnati Financial Corp.	UBS AG	(7,531,395)	04/18/28	0.00%	1D OBFR01	Monthly	38,909
Cincinnati Financial Corp.	UBS AG	(1,153,546)	01/22/31	0.00%	1D OBFR01	Monthly	(19,986)
Cintas Corp.	Barclays Bank PLC	(13,516,074)	02/23/27	(0.15)%	1D OBFR01	Monthly	43,367
Circle Internet Group, Inc., Class A	BNP Paribas SA	(1,706,443)	01/24/28	(0.15)%	1D OBFR01	Monthly	122,066
Cirrus Logic, Inc.	Bank of America N.A.	(718,693)	02/15/28	(0.15)%	1D OBFR01	Monthly	(783)
Cisco Systems, Inc.	UBS AG	(25,405,094)	04/18/28	0.00%	1D OBFR01	Monthly	(719,090)
Citigroup, Inc.	Goldman Sachs Bank USA	(29,952,300)	08/18/26	0.45%	1D FEDL01	Monthly	446,250
City Developments Ltd.	Barclays Bank PLC	(2,725,446)	12/24/27	(0.30)%	SORA	Monthly	9,011
CK Infrastructure Holdings Ltd.	Barclays Bank PLC	(1,080,871)	05/13/27	(0.29)%	HONIA	Monthly	(15,598)
CK Infrastructure Holdings Ltd.	Barclays Bank PLC	(7,768,510)	09/09/27	(0.29)%	HONIA	Monthly	(112,106)
CK Infrastructure Holdings Ltd.	Citibank N.A.	(457,447)	02/25/26	(0.05)%	HONIA	Monthly	(6,601)
CK Infrastructure Holdings Ltd.	Citibank N.A.	(5,003,584)	02/25/26	(0.09)%	HONIA	Monthly	(72,206)
Clariane SE	UBS AG	(1,039,131)	04/24/28	0.00%	1D ESTR	Monthly	31,718
Clarity Pharmaceuticals Ltd.	Morgan Stanley & Co. International PLC	(104,343)	01/06/27	(3.38)%	1D AONIA	Monthly	7,717
Clean Harbors, Inc.	Barclays Bank PLC	(324,733)	12/23/26	(0.15)%	1D OBFR01	Monthly	1,925
Clearfield, Inc.	Barclays Bank PLC	(2,310,437)	12/23/26	(0.15)%	1D OBFR01	Monthly	184,264
ClearPoint Neuro, Inc.	UBS AG	(1,551,201)	04/21/28	0.00%	1D OBFR01	Monthly	182,120
Climb Global Solutions, Inc.	BNP Paribas SA	(113,064)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,827
Clorox Co.	Bank of America N.A.	(1,001)	02/15/28	(0.15)%	1D OBFR01	Monthly	(14)
Clorox Co.	Bank of America N.A.	(1,258,061)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,653)
Clorox Co.	Bank of America N.A.	(1,005,437)	02/15/28	(0.15)%	1D OBFR01	Monthly	(29,073)
Clorox Co.	SG Americas Securities LLC	(17,828,731)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,460,502)
Clorox Co.	UBS AG	(189,981)	01/14/31	0.00%	1D OBFR01	Monthly	(2,664)
Close Brothers Group PLC	Bank of America N.A.	(2,120,512)	02/15/28	(0.25)%	1D SONIA	Monthly	9,088
Close Brothers Group PLC	SG Americas Securities LLC	(2,870,181)	12/08/27	(0.25)%	1D SONIA	Monthly	(9,680)
Cloudflare, Inc., Class A	SG Americas Securities LLC	(16,020,042)	12/08/27	(0.15)%	1D OBFR01	Monthly	823,452
CLP Holdings Ltd.	Bank of America N.A.	(584,670)	02/15/28	0.00%	HONIA	Monthly	(10,839)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CLP Holdings Ltd.	Barclays Bank PLC	$ (5,883,747)	01/26/27	(0.26)%	HONIA	Monthly	$ 4,274
CLP Holdings Ltd.	Barclays Bank PLC	(1,523,009)	05/13/27	(0.26)%	HONIA	Monthly	1,152
CLP Holdings Ltd.	Barclays Bank PLC	(279,061)	09/09/27	(0.26)%	HONIA	Monthly	211
CLP Holdings Ltd.	Citibank N.A.	(3,405,486)	02/25/26	(0.14)%	HONIA	Monthly	2,576
CLP Holdings Ltd.	Citibank N.A.	(11,843,525)	02/25/26	(0.15)%	HONIA	Monthly	8,958
CLP Holdings Ltd.	Morgan Stanley & Co. International PLC	(1,073,674)	01/06/27	(0.30)%	HONIA	Monthly	812
CLP Holdings Ltd.	SG Americas Securities LLC	(9,082)	12/08/27	(0.30)%	1D HIBOR	Monthly	(370)
CLP Holdings Ltd.	UBS AG	(5,535,803)	04/18/28	0.00%	HONIA	Monthly	(102,630)
CLP Holdings Ltd.	UBS AG	(12,073,898)	09/03/29	0.00%	HONIA	Monthly	(223,842)
CMS Energy Corp.	Morgan Stanley & Co. International PLC	(1,505,503)	01/06/27	(0.15)%	1D FEDL01	Monthly	(14,946)
CNH Industrial NV	Bank of America N.A.	(413,746)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,294
CNH Industrial NV	Barclays Bank PLC	(653,340)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,360
CNH Industrial NV	BNP Paribas SA	(550,152)	01/28/28	(0.10)%	1D OBFR01	Monthly	14,390
CNH Industrial NV	Morgan Stanley & Co. International PLC	(6,322,202)	01/06/27	(0.15)%	1D FEDL01	Monthly	165,922
CNH Industrial NV	UBS AG	(3,343,217)	01/14/31	0.00%	1D OBFR01	Monthly	46,869
CNO Financial Group, Inc.	Bank of America N.A.	(378,745)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,214)
Coastal Financial Corp.	Bank of America N.A.	(675,432)	02/15/28	(0.15)%	1D OBFR01	Monthly	106,403
Coastal Financial Corp.	SG Americas Securities LLC	(285,220)	12/08/27	0.01%	1D OBFR01	Monthly	44,237
Coastal Financial Corp.	UBS AG	(1,375,649)	04/21/28	0.00%	1D OBFR01	Monthly	216,711
Coca-Cola Co.	Barclays Bank PLC	(8,557,604)	02/23/27	(0.15)%	1D OBFR01	Monthly	(286)
Coca-Cola Co.	BNP Paribas SA	(347,004)	01/28/28	(0.15)%	1D OBFR01	Monthly	(5,949)
Coca-Cola Co.	Morgan Stanley & Co. International PLC	(13,260,804)	01/06/27	(0.15)%	1D FEDL01	Monthly	(314,967)
Coca-Cola Consolidated, Inc.	Barclays Bank PLC	(7,763,239)	12/23/26	(0.15)%	1D OBFR01	Monthly	(111,340)
Coca-Cola Consolidated, Inc.	SG Americas Securities LLC	(23,376,933)	12/08/27	(0.15)%	1D OBFR01	Monthly	(340,017)
Coca-Cola Europacific Partners PLC	Bank of America N.A.	(397,325)	02/15/28	(0.15)%	1D OBFR01	Monthly	(11)
Coca-Cola Europacific Partners PLC	SG Americas Securities LLC	(20,170,575)	12/08/27	(0.15)%	1D OBFR01	Monthly	(814,695)
Coca-Cola HBC AG	Bank of America N.A.	(446,309)	02/15/28	(0.25)%	1D SONIA	Monthly	(2,072)
Coca-Cola HBC AG	Barclays Bank PLC	(694,909)	08/17/26	(0.25)%	1D SONIA	Monthly	(10,845)
Cochlear Ltd.	Barclays Bank PLC	(18,348,187)	01/27/27	(0.25)%	1D AONIA	Monthly	552,466
Cochlear Ltd.	Barclays Bank PLC	(6,063,771)	05/12/27	(0.25)%	1D AONIA	Monthly	148,950
Cochlear Ltd.	Barclays Bank PLC	(31,005,515)	09/09/27	(0.25)%	1D AONIA	Monthly	933,740
Cochlear Ltd.	Morgan Stanley & Co. International PLC	(3,223,358)	01/06/27	(0.30)%	1D AONIA	Monthly	64,549
Coeur Mining, Inc.	Bank of America N.A.	(13,102,904)	02/15/28	(0.15)%	1D OBFR01	Monthly	481,634
Coeur Mining, Inc.	Bank of America N.A.	(1,326,291)	02/15/28	(0.15)%	1D OBFR01	Monthly	274,285
Coeur Mining, Inc.	Morgan Stanley & Co. International PLC	(843,194)	01/06/27	(0.15)%	1D FEDL01	Monthly	174,398
Cogeco Communications, Inc.	SG Americas Securities LLC	(114,043)	12/08/27	(0.20)%	CABROVER	Monthly	8,728
Cognex Corp.	Bank of America N.A.	(136,792)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,284
Cognex Corp.	Barclays Bank PLC	(17,185)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,224
Coherent Corp.	UBS AG	(9,072,360)	04/18/28	0.00%	1D OBFR01	Monthly	(750,937)
Coinbase Global, Inc., Class A	Bank of America N.A.	(2,535,352)	02/15/28	(0.15)%	1D OBFR01	Monthly	122,523
Coinbase Global, Inc., Class A	Barclays Bank PLC	(113,355)	02/16/27	(0.15)%	1D OBFR01	Monthly	14,427
Coinbase Global, Inc., Class A	BNP Paribas SA	(1,181,527)	01/28/28	(0.15)%	1D OBFR01	Monthly	130,126
Coinbase Global, Inc., Class A	Morgan Stanley & Co. International PLC	(15,735,610)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,002,740
Coinbase Global, Inc., Class A	UBS AG	(573,029)	01/14/31	0.00%	1D OBFR01	Monthly	65,926
Collective Mining Ltd.	Morgan Stanley & Co. International PLC	(1,197,206)	01/04/27	(0.20)%	CABROVER	Monthly	(16,801)
Colliers International Group, Inc.	SG Americas Securities LLC	(260,491)	12/08/27	0.00%	CABROVER	Monthly	733
Coloplast A/S, Class B	Barclays Bank PLC	(381,296)	02/26/27	(0.26)%	DESTR	Monthly	(601)
Coloplast A/S, Class B	Morgan Stanley & Co. International PLC	(165,873)	01/06/27	(0.26)%	DESTR	Monthly	4,164
Coloplast A/S, Class B	SG Americas Securities LLC	(2,489,197)	12/08/27	(0.26)%	DESTR	Monthly	128,338
Colowide Co Ltd.	Bank of America N.A.	(373,701)	02/15/28	(0.85)%	1D P TONA	Monthly	4,093
Colowide Co Ltd.	Barclays Bank PLC	(244,200)	05/12/27	(1.12)%	1D P TONA	Monthly	76
Colowide Co Ltd.	BNP Paribas SA	(430,218)	03/24/27	(1.70)%	1D TONA	Monthly	4,712

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Colowide Co Ltd.	Citibank N.A.	$ (277,232)	02/26/26	(1.30)%	1D P TONA	Monthly	$ 26
Colowide Co Ltd.	JPMorgan Chase Bank N.A.	(814,069)	02/10/26	(1.25)%	1D P TONA	Monthly	(438)
Colowide Co Ltd.	Morgan Stanley & Co. International PLC	(4,836,605)	01/06/27	(1.05)%	1D P TONA	Monthly	2,039
Colowide Co Ltd.	UBS AG	(60,687)	04/03/28	0.00%	1D P TONA	Monthly	227
Columbia Banking System, Inc.	Barclays Bank PLC	(11,843,671)	12/23/26	(0.15)%	1D OBFR01	Monthly	91,811
Comforia Residential REIT, Inc.	Bank of America N.A.	(421,104)	02/15/28	0.00%	1D P TONA	Monthly	9,424
Comforia Residential REIT, Inc.	Barclays Bank PLC	(1,530,731)	05/12/27	(0.20)%	1D P TONA	Monthly	5,350
Comfort Systems USA, Inc.	Bank of America N.A.	(6,963,764)	02/15/28	(0.15)%	1D OBFR01	Monthly	(113,829)
Comfort Systems USA, Inc.	Barclays Bank PLC	(12,998,354)	02/16/27	(0.15)%	1D OBFR01	Monthly	(83,259)
Comfort Systems USA, Inc.	BNP Paribas SA	(1,236,854)	01/28/28	0.00%	1D OBFR01	Monthly	28,512
Comfort Systems USA, Inc.	UBS AG	(936,112)	01/14/31	0.00%	1D OBFR01	Monthly	(43,809)
Community Financial System, Inc.	Goldman Sachs Bank USA	(135,873)	08/18/26	(0.15)%	1D FEDL01	Monthly	498
Community Financial System, Inc.	SG Americas Securities LLC	(8,106,295)	12/08/27	(0.15)%	1D OBFR01	Monthly	(126,455)
Compass, Inc., Class A	Morgan Stanley & Co. International PLC	(471,997)	01/06/27	(0.15)%	1D FEDL01	Monthly	36,626
CompuGroup Medical SE & Co KgaA, Class A	BNP Paribas SA	(67,556)	03/24/27	(0.45)%	1D ESTR	Monthly	(3,179)
CompuGroup Medical SE & Co KgaA, Class A	Morgan Stanley & Co. International PLC	(2,892,577)	01/04/27	(3.88)%	1D ESTR	Monthly	(17,438)
Comstock Resources, Inc.	SG Americas Securities LLC	(6,744,998)	12/08/27	(0.15)%	1D OBFR01	Monthly	(890,553)
Concentra Group Holdings Parent, Inc.	Barclays Bank PLC	(1,737,320)	12/23/26	(0.15)%	1D OBFR01	Monthly	(33,354)
Conduit Holdings Ltd.	SG Americas Securities LLC	(112,912)	12/08/27	(0.25)%	1D SONIA	Monthly	(2,566)
ConnectOne Bancorp, Inc.	Morgan Stanley & Co. International PLC	(4,185,155)	01/04/27	(0.15)%	1D FEDL01	Monthly	311,413
ConnectOne Bancorp, Inc.	SG Americas Securities LLC	(14,388,069)	12/08/27	(0.15)%	1D OBFR01	Monthly	16,197
Consensus Cloud Solutions, Inc.	SG Americas Securities LLC	(852,387)	12/08/27	(0.15)%	1D OBFR01	Monthly	21,397
Constellation Energy Corp.	Barclays Bank PLC	(10,989,126)	12/23/26	(0.15)%	1D OBFR01	Monthly	255,081
Construction Partners, Inc., Class A	SG Americas Securities LLC	(542,577)	12/08/27	0.05%	1D OBFR01	Monthly	8,010
Cooper Cos, Inc.	UBS AG	(15,653,313)	04/18/28	0.00%	1D OBFR01	Monthly	143,099
Cooper Cos, Inc.	UBS AG	(4,011,080)	01/22/31	0.00%	1D OBFR01	Monthly	68,789
Copart, Inc.	Bank of America N.A.	(609,693)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,187)
Copart, Inc.	Barclays Bank PLC	(1,062,125)	02/16/27	(0.15)%	1D OBFR01	Monthly	17,758
Copart, Inc.	Barclays Bank PLC	(1,580,037)	02/23/27	(0.15)%	1D OBFR01	Monthly	(1,852)
Copart, Inc.	BNP Paribas SA	(3,421,429)	01/28/28	0.00%	1D OBFR01	Monthly	48,055
Copart, Inc.	UBS AG	(927,555)	01/14/31	0.00%	1D OBFR01	Monthly	3,183
Core & Main, Inc., Class A	UBS AG	(11,190,900)	04/18/28	0.00%	1D OBFR01	Monthly	832,604
Core Laboratories, Inc.	Goldman Sachs Bank USA	(2,719,175)	08/19/26	(0.15)%	1D FEDL01	Monthly	11,087
Core Laboratories, Inc.	UBS AG	(735,063)	04/21/28	0.00%	1D OBFR01	Monthly	2,997
Corebridge Financial, Inc.	UBS AG	(96,081)	01/22/31	0.00%	1D OBFR01	Monthly	(16)
CoreWeave, Inc., Class A	Bank of America N.A.	(901,245)	02/15/28	(0.15)%	1D OBFR01	Monthly	27,869
CoreWeave, Inc., Class A	Barclays Bank PLC	(430,692)	02/16/27	(0.15)%	1D OBFR01	Monthly	22,426
CoreWeave, Inc., Class A	UBS AG	(481,701)	01/14/31	0.00%	1D OBFR01	Monthly	69,335
Corning, Inc.	Citibank N.A.	(32,814,154)	02/24/28	(0.15)%	1D OBFR01	Monthly	(3,122,009)
Corning, Inc.	UBS AG	(18,740,818)	04/18/28	0.00%	1D OBFR01	Monthly	(1,956,470)
Corp ACCIONA Energias Renovables SA	UBS AG	(4,378,903)	04/24/28	0.00%	1D ESTR	Monthly	101,077
Corpay, Inc.	Bank of America N.A.	(486,729)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4)
Corpay, Inc.	Morgan Stanley & Co. International PLC	(545,835)	01/06/27	(0.15)%	1D FEDL01	Monthly	6,559
Corpay, Inc.	UBS AG	(1,048,005)	01/14/31	0.00%	1D OBFR01	Monthly	10,985
Corteva, Inc.	Barclays Bank PLC	(5,513,146)	02/23/27	(0.15)%	1D OBFR01	Monthly	17,183
Cosmos Pharmaceutical Corp.	Bank of America N.A.	(570,773)	03/15/28	0.00%	1D P TONA	Monthly	(2,620)
Cosmos Pharmaceutical Corp.	Bank of America N.A.	(782,043)	03/15/28	(0.15)%	1D P TONA	Monthly	(10,851)
Cosmos Pharmaceutical Corp.	Barclays Bank PLC	(883,664)	01/26/27	(0.20)%	1D P TONA	Monthly	(12,261)
Cosmos Pharmaceutical Corp.	Barclays Bank PLC	(1,625,991)	09/09/27	(0.20)%	1D P TONA	Monthly	(22,512)
Cosmos Pharmaceutical Corp.	SG Americas Securities LLC	(923,510)	12/08/27	(0.25)%	1D P TONA	Monthly	90,299
CoStar Group, Inc.	Bank of America N.A.	(1,291,176)	02/15/28	(0.15)%	1D OBFR01	Monthly	69,663
CoStar Group, Inc.	Barclays Bank PLC	(1,323,366)	02/16/27	(0.15)%	1D OBFR01	Monthly	86,232
CoStar Group, Inc.	BNP Paribas SA	(5,997,206)	04/16/26	(0.15)%	1D OBFR01	Monthly	177,891
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CoStar Group, Inc.	BNP Paribas SA	$ (1,991,981)	01/24/28	(0.15)%	1D OBFR01	Monthly	$ 143,045
CoStar Group, Inc.	UBS AG	(2,989,086)	01/14/31	0.00%	1D OBFR01	Monthly	137,147
Coterra Energy, Inc.	Barclays Bank PLC	(702,495)	02/16/27	(0.15)%	1D OBFR01	Monthly	(29,603)
Coterra Energy, Inc.	Morgan Stanley & Co. International PLC	(3,498,033)	01/06/27	(0.15)%	1D FEDL01	Monthly	(201,316)
Coterra Energy, Inc.	UBS AG	(586,993)	01/14/31	0.00%	1D OBFR01	Monthly	(53,823)
Cousins Properties, Inc.	Barclays Bank PLC	(355,462)	02/16/27	(0.15)%	1D OBFR01	Monthly	12,501
Cousins Properties, Inc.	BNP Paribas SA	(5,514,729)	04/16/26	(0.15)%	1D OBFR01	Monthly	289,216
Cover Corp.	Barclays Bank PLC	(6,016,768)	05/12/27	(6.00)%	1D P TONA	Monthly	336,932
Covivio SA	Bank of America N.A.	(401,258)	02/15/28	(0.26)%	1D ESTR	Monthly	(5,695)
Covivio SA	Barclays Bank PLC	(2,479,760)	02/19/27	(0.26)%	1D ESTR	Monthly	(18,306)
Covivio SA	UBS AG	(472,943)	01/03/31	0.00%	1D ESTR	Monthly	251
Cowell e Holdings, Inc.	BNP Paribas SA	(211,795)	09/09/26	(2.80)%	HONIA	Monthly	1,821
Create Restaurants Holdings, Inc.	UBS AG	(117,771)	04/03/28	0.00%	1D P TONA	Monthly	3,867
Credit Acceptance Corp.	Bank of America N.A.	(154,454)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1)
Credit Acceptance Corp.	BNP Paribas SA	(2,389,321)	01/28/28	0.00%	1D OBFR01	Monthly	(260,818)
Credo Technology Group Holding Ltd.	BNP Paribas SA	(442,111)	01/24/28	(0.15)%	1D OBFR01	Monthly	5,260
Credo Technology Group Holding Ltd.	Morgan Stanley & Co. International PLC	(585,118)	01/06/27	(0.15)%	1D FEDL01	Monthly	42,530
Crescent Energy Co., Class A	Bank of America N.A.	(3,114,267)	02/15/28	(0.15)%	1D OBFR01	Monthly	(512,239)
Crescent Energy Co., Class A	SG Americas Securities LLC	(5,385,996)	12/08/27	(0.15)%	1D OBFR01	Monthly	(992,329)
Crescent Energy Co., Class A	UBS AG	(4,920,727)	04/21/28	0.00%	1D OBFR01	Monthly	(809,369)
Crinetics Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(4,099,180)	01/04/27	(0.15)%	1D FEDL01	Monthly	367,464
Crocs, Inc.	Morgan Stanley & Co. International PLC	(6,205,257)	01/04/27	(0.15)%	1D FEDL01	Monthly	171,829
Croda International PLC	JPMorgan Chase Bank N.A.	(7,424,229)	02/10/26	0.00%	1D SONIA	Monthly	(212,568)
Croda International PLC	UBS AG	(9,118)	04/18/28	0.00%	1D SONIA	Monthly	112
Croda International PLC	UBS AG	(7,724,938)	09/03/29	0.00%	1D SONIA	Monthly	94,942
Croda International PLC	UBS AG	(442,048)	01/20/31	0.00%	1D SONIA	Monthly	11,659
Crowdstrike Holdings, Inc., Class A	SG Americas Securities LLC	(12,880,742)	12/08/27	(0.15)%	1D OBFR01	Monthly	623,808
CSW Industrials, Inc.	SG Americas Securities LLC	(28,739,950)	12/08/27	(0.15)%	1D OBFR01	Monthly	4,521,664
CTO Realty Growth, Inc.	Barclays Bank PLC	(4,327,917)	12/23/26	(0.15)%	1D OBFR01	Monthly	41,011
CTO Realty Growth, Inc.	BNP Paribas SA	(3,970,045)	04/16/26	(0.15)%	1D OBFR01	Monthly	102,298
CTO Realty Growth, Inc.	UBS AG	(177,329)	04/21/28	0.00%	1D OBFR01	Monthly	4,569
CTP NV	BNP Paribas SA	(1,467,184)	03/24/27	(0.26)%	1D ESTR	Monthly	57,355
CTP NV	SG Americas Securities LLC	(5,827,224)	12/08/27	(0.26)%	1D ESTR	Monthly	2,604
CTS Eventim AG & Co KGaA	Bank of America N.A.	(3,622,817)	02/15/28	(0.26)%	1D ESTR	Monthly	247,562
CTS Eventim AG & Co KGaA	Bank of America N.A.	(1,650,340)	02/15/28	(0.26)%	1D ESTR	Monthly	38,601
CTS Eventim AG & Co KGaA	Barclays Bank PLC	(988,500)	02/26/27	(0.26)%	1D ESTR	Monthly	23,121
CTS Eventim AG & Co KGaA	SG Americas Securities LLC	(22,433,153)	12/08/27	(0.26)%	1D ESTR	Monthly	2,068,168
CTS Eventim AG & Co KGaA	SG Americas Securities LLC	(10,094,373)	12/08/27	(0.20)%	1D ESTR	Monthly	930,625
Cummins, Inc.	Bank of America N.A.	(21,356,456)	02/15/28	(0.15)%	1D OBFR01	Monthly	(147,865)
Cummins, Inc.	BNP Paribas SA	(12,002,987)	01/24/28	(0.10)%	1D OBFR01	Monthly	(15,632)
Cummins, Inc.	Citibank N.A.	(10,156,421)	02/24/28	(0.15)%	1D OBFR01	Monthly	50,803
Curbline Properties Corp.	SG Americas Securities LLC	(5,738,579)	12/08/27	(0.15)%	1D OBFR01	Monthly	(190,715)
CVC Capital Partners PLC	Bank of America N.A.	(1,120,759)	02/15/28	(0.26)%	1D ESTR	Monthly	9,697
CVC Capital Partners PLC	Barclays Bank PLC	(671,506)	02/19/27	(0.26)%	1D ESTR	Monthly	(2,903)
CVC Capital Partners PLC	BNP Paribas SA	(248,580)	01/13/28	(0.26)%	1D ESTR	Monthly	(2,358)
CVC Capital Partners PLC	Goldman Sachs Bank USA	(468,222)	08/19/26	(0.26)%	1D ESTR	Monthly	(270)
CVC Capital Partners PLC	Goldman Sachs Bank USA	(57,389)	08/19/26	(0.26)%	1D ESTR	Monthly	(33)
CVC Capital Partners PLC	Morgan Stanley & Co. International PLC	(13,478,149)	01/04/27	(0.26)%	1D ESTR	Monthly	213,606
CVC Capital Partners PLC	Morgan Stanley & Co. International PLC	(14,897,954)	01/06/27	(0.26)%	1D ESTR	Monthly	236,108
CVC Capital Partners PLC	SG Americas Securities LLC	(10,300,899)	12/08/27	(0.12)%	1D ESTR	Monthly	(209,405)
CVC Capital Partners PLC	UBS AG	(10,461,722)	09/03/29	0.00%	1D ESTR	Monthly	(8,020)
CVC Capital Partners PLC	UBS AG	(805,953)	01/03/31	0.00%	1D ESTR	Monthly	(23,257)
CVS Group PLC	Morgan Stanley & Co. International PLC	(3,276,961)	01/04/27	(0.25)%	1D SONIA	Monthly	92,534

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CVS Health Corp.	Barclays Bank PLC	$ (21,722,434)	12/23/26	(0.15)%	1D OBFR01	Monthly	$ 2,148,787
Cybozu, Inc.	Bank of America N.A.	(427,119)	02/15/28	0.00%	1D P TONA	Monthly	49,266
Cybozu, Inc.	Barclays Bank PLC	(4,762,531)	05/12/27	(0.18)%	1D P TONA	Monthly	205,158
Cybozu, Inc.	BNP Paribas SA	(529,880)	03/24/27	(0.05)%	1D TONA	Monthly	45,611
Cybozu, Inc.	Citibank N.A.	(697,791)	02/26/26	(0.22)%	1D P TONA	Monthly	29,994
Cybozu, Inc.	JPMorgan Chase Bank N.A.	(683,407)	02/10/26	(0.23)%	1D P TONA	Monthly	88,095
Cybozu, Inc.	Morgan Stanley & Co. International PLC	(1,899,991)	01/06/27	(0.25)%	1D P TONA	Monthly	81,669
Cybozu, Inc.	SG Americas Securities LLC	(1,342,026)	12/08/27	(0.25)%	1D P TONA	Monthly	172,995
Cytokinetics, Inc.	Barclays Bank PLC	(105,851)	02/16/27	(0.15)%	1D OBFR01	Monthly	3,167
Cytokinetics, Inc.	BNP Paribas SA	(421,534)	01/28/28	0.00%	1D OBFR01	Monthly	(7)
Daetwyler Holding AG	Bank of America N.A.	(805,310)	02/15/28	(0.26)%	SSARON	Monthly	54,206
Daetwyler Holding AG	Barclays Bank PLC	(217,046)	12/10/26	(0.26)%	SSARON	Monthly	13,890
Daetwyler Holding AG	BNP Paribas SA	(273,258)	03/17/27	(0.26)%	SSARON	Monthly	18,393
Daetwyler Holding AG	Goldman Sachs Bank USA	(441,113)	08/19/26	(0.26)%	SSARON	Monthly	29,692
Daicel Corp.	Barclays Bank PLC	(17,281,436)	05/12/27	(0.20)%	1D P TONA	Monthly	222,067
Daido Steel Co. Ltd.	Citibank N.A.	(107,182)	02/26/26	(0.15)%	1D P TONA	Monthly	562
Daiei Kankyo Co. Ltd.	Barclays Bank PLC	(8,322,451)	05/12/27	(0.20)%	1D P TONA	Monthly	43,227
Daifuku Co., Ltd.	Bank of America N.A.	(4,017,988)	02/15/28	0.00%	1D P TONA	Monthly	(39,269)
Daifuku Co., Ltd.	Barclays Bank PLC	(1,591,833)	05/12/27	(0.15)%	1D P TONA	Monthly	(4,524)
Dai-ichi Life Holdings, Inc.	Barclays Bank PLC	(141,577)	09/09/27	(0.15)%	1D P TONA	Monthly	(2,647)
Daikin Industries Ltd.	Barclays Bank PLC	(1,009,791)	01/26/27	(0.19)%	1D P TONA	Monthly	51,148
Daikin Industries Ltd.	Barclays Bank PLC	(25,246)	05/12/27	(0.19)%	1D P TONA	Monthly	1,279
Daikin Industries Ltd.	Citibank N.A.	(3,408,148)	02/26/26	(0.15)%	1D P TONA	Monthly	172,728
Daily Journal Corp.	Barclays Bank PLC	(288,888)	12/23/26	(0.38)%	1D OBFR01	Monthly	33,817
Daily Journal Corp.	Morgan Stanley & Co. International PLC	(806,894)	01/04/27	(0.15)%	1D FEDL01	Monthly	94,454
Daimler Truck Holding AG	Citibank N.A.	(2,697,175)	06/25/26	(0.26)%	1D ESTR	Monthly	36,168
Daimler Truck Holding AG	SG Americas Securities LLC	(12,207,043)	12/08/27	(0.26)%	1D ESTR	Monthly	(152,083)
Daimler Truck Holding AG	UBS AG	(2,068,735)	01/20/31	0.00%	1D ESTR	Monthly	(2,724)
Daio Paper Corp.	Bank of America N.A.	(76,439)	03/15/28	(0.15)%	1D P TONA	Monthly	1,134
Daio Paper Corp.	Barclays Bank PLC	(1,585,386)	05/12/27	(0.18)%	1D P TONA	Monthly	44,152
Daito Trust Construction Co., Ltd.	Barclays Bank PLC	(8,720,215)	01/20/27	(0.18)%	1D P TONA	Monthly	(190,354)
Daito Trust Construction Co., Ltd.	UBS AG	(2,492,604)	09/03/29	0.00%	1D P TONA	Monthly	(60,812)
Daiwa House REIT Investment Corp.	Bank of America N.A.	(4,591,923)	02/15/28	(0.16)%	1D P TONA	Monthly	252,699
Daiwa House REIT Investment Corp.	Barclays Bank PLC	(4,048,842)	05/12/27	(0.15)%	1D P TONA	Monthly	98,231
Daiwa House REIT Investment Corp.	BNP Paribas SA	(68,233)	03/24/27	(0.25)%	1D TONA	Monthly	3,755
Daiwa Office Investment Corp.	Barclays Bank PLC	(1,218,134)	05/12/27	(0.18)%	1D P TONA	Monthly	17,376
Daktronics, Inc.	Bank of America N.A.	(976,419)	02/15/28	(0.15)%	1D OBFR01	Monthly	(55,261)
Daktronics, Inc.	Morgan Stanley & Co. International PLC	(775,058)	01/04/27	(0.15)%	1D FEDL01	Monthly	(41,628)
Daktronics, Inc.	SG Americas Securities LLC	(1,880,696)	12/08/27	(0.15)%	1D OBFR01	Monthly	(228,709)
Danaher Corp.	Bank of America N.A.	(733,651)	02/15/28	(0.15)%	1D OBFR01	Monthly	52,465
Danaher Corp.	Barclays Bank PLC	(1,341,087)	02/16/27	(0.15)%	1D OBFR01	Monthly	118,367
Danaher Corp.	BNP Paribas SA	(1,737,092)	01/28/28	(0.10)%	1D OBFR01	Monthly	21,870
Danaher Corp.	UBS AG	(2,503,458)	01/14/31	0.00%	1D OBFR01	Monthly	220,435
Danone SA	UBS AG	(6,092,698)	04/18/28	0.00%	1D ESTR	Monthly	829,109
Danone SA	UBS AG	(14,900,084)	09/03/29	0.00%	1D ESTR	Monthly	1,977,600
Danske Bank A/S	Barclays Bank PLC	(5,925,136)	02/26/27	(0.26)%	DESTR	Monthly	31,213
Danske Bank A/S	Barclays Bank PLC	(20,474,379)	05/12/27	(0.26)%	DESTR	Monthly	43,455
Danske Bank A/S	Goldman Sachs Bank USA	(4,246,754)	08/19/26	(0.02)%	DESTR	Monthly	32,945
Danske Bank A/S	UBS AG	(6,546,717)	09/03/29	0.00%	DESTR	Monthly	2,901
Darden Restaurants, Inc.	Bank of America N.A.	(931,833)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,843
Darden Restaurants, Inc.	Barclays Bank PLC	(6,137,176)	12/23/26	(0.15)%	1D OBFR01	Monthly	(40,282)
Darden Restaurants, Inc.	BNP Paribas SA	(136,068)	01/28/28	(0.15)%	1D OBFR01	Monthly	9,681
Darling Ingredients, Inc.	Barclays Bank PLC	(1,363,979)	02/16/27	(0.15)%	1D OBFR01	Monthly	(51,070)
Darling Ingredients, Inc.	BNP Paribas SA	(383,894)	01/24/28	(0.15)%	1D OBFR01	Monthly	(3,212)
Dassault Aviation SA	Bank of America N.A.	(4,677,109)	02/15/28	0.00%	1D ESTR	Monthly	72,812
Dassault Aviation SA	Bank of America N.A.	(26,478,131)	02/15/28	0.00%	1D ESTR	Monthly	412,202
Dassault Aviation SA	Citibank N.A.	(3,298,664)	06/25/26	(0.26)%	1D ESTR	Monthly	10,532
Datadog, Inc., Class A	SG Americas Securities LLC	(3,620,751)	12/08/27	0.20%	1D OBFR01	Monthly	37,682
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Dave, Inc.	Barclays Bank PLC	$ (52,741)	02/16/27	(0.15)%	1D OBFR01	Monthly	$ 7,399
Dave, Inc.	BNP Paribas SA	(1,395,764)	01/28/28	(0.15)%	1D OBFR01	Monthly	148,282
Dave, Inc., Class A	Bank of America N.A.	(3,129,234)	02/15/28	(0.15)%	1D OBFR01	Monthly	462,232
Dave, Inc., Class A	SG Americas Securities LLC	(490,235)	12/08/27	(0.15)%	1D OBFR01	Monthly	151,070
Davide Campari-Milano NV	BNP Paribas SA	(10,334,857)	08/17/26	(0.26)%	1D ESTR	Monthly	(702,589)
Davide Campari-Milano NV	BNP Paribas SA	(847,577)	03/22/27	(0.26)%	1D ESTR	Monthly	(57,620)
Davide Campari-Milano NV	SG Americas Securities LLC	(2,125,634)	12/08/27	(0.26)%	1D ESTR	Monthly	(74,932)
Davide Campari-Milano NV	SG Americas Securities LLC	(2,446,872)	12/08/27	(0.26)%	1D ESTR	Monthly	(86,256)
Davide Campari-Milano NV	UBS AG	(6,087,289)	04/18/28	0.00%	1D ESTR	Monthly	(413,829)
Davide Campari-Milano NV	UBS AG	(14,299,701)	09/03/29	0.00%	1D ESTR	Monthly	(972,128)
Davide Campari-Milano NV	UBS AG	(142,650)	01/20/31	0.00%	1D ESTR	Monthly	(714)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	(4,550,243)	01/07/27	(0.30)%	SORA	Monthly	(70,103)
DCC PLC	Bank of America N.A.	(1,547,849)	02/15/28	(0.25)%	1D SONIA	Monthly	(32,258)
DCC PLC	Barclays Bank PLC	(2,530,648)	02/19/27	(0.25)%	1D SONIA	Monthly	(18,176)
DCC PLC	Barclays Bank PLC	(139,397)	02/26/27	(0.25)%	1D SONIA	Monthly	511
DCC PLC	BNP Paribas SA	(1,730,618)	01/13/28	(0.25)%	1D SONIA	Monthly	(34,143)
DCC PLC	SG Americas Securities LLC	(635,697)	12/08/27	0.00%	1D SONIA	Monthly	4,973
DCC PLC	UBS AG	(694,975)	01/03/31	0.00%	1D SONIA	Monthly	(23,670)
De’ Longhi SpA	BNP Paribas SA	(862,419)	03/17/27	(0.26)%	1D ESTR	Monthly	(3,114)
Deckers Outdoor Corp.	Barclays Bank PLC	(466,233)	02/16/27	(0.15)%	1D OBFR01	Monthly	(81,299)
Deckers Outdoor Corp.	BNP Paribas SA	(19,068)	01/28/28	(0.10)%	1D OBFR01	Monthly	(3,010)
Deckers Outdoor Corp.	UBS AG	(568,725)	01/14/31	0.00%	1D OBFR01	Monthly	(110,678)
Deep Yellow Ltd.	Bank of America N.A.	(316,402)	02/15/28	(0.30)%	1D AONIA	Monthly	(127,242)
Deep Yellow Ltd.	Barclays Bank PLC	(6,239,688)	05/12/27	(0.25)%	1D AONIA	Monthly	(1,368,136)
Deere & Co.	Barclays Bank PLC	(14,523,896)	12/23/26	(0.15)%	1D OBFR01	Monthly	(142,360)
Definity Financial Corp.	BNP Paribas SA	(2,537,807)	05/18/26	(0.20)%	CABROVER	Monthly	184,252
Delivery Hero SE	BNP Paribas SA	(422,911)	01/13/28	(0.26)%	1D ESTR	Monthly	12,187
Delivery Hero SE	UBS AG	(3,312,769)	01/03/31	0.00%	1D ESTR	Monthly	192,332
Dell Technologies, Inc.	Bank of America N.A.	(317,866)	02/15/28	(0.15)%	1D OBFR01	Monthly	14,944
Dell Technologies, Inc.	BNP Paribas SA	(1,013,781)	01/28/28	(0.15)%	1D OBFR01	Monthly	(10,571)
Dell Technologies, Inc.	UBS AG	(1,095,092)	01/14/31	0.00%	1D OBFR01	Monthly	21,531
Dell Technologies, Inc.	UBS AG	(3,558,929)	01/22/31	0.00%	1D OBFR01	Monthly	44,019
Delta Air Lines, Inc.	Bank of America N.A.	(4,498,470)	02/15/28	(0.15)%	1D OBFR01	Monthly	235,848
Delta Air Lines, Inc.	Barclays Bank PLC	(911,588)	02/16/27	(0.15)%	1D OBFR01	Monthly	40,456
Delta Air Lines, Inc.	BNP Paribas SA	(1,808,812)	01/28/28	(0.15)%	1D OBFR01	Monthly	50,010
Delta Air Lines, Inc.	UBS AG	(2,013,355)	01/14/31	0.00%	1D OBFR01	Monthly	24,663
Delta Air Lines, Inc.	UBS AG	(3,590,436)	01/22/31	0.00%	1D OBFR01	Monthly	36,593
Demant A/S	Bank of America N.A.	(544,219)	02/15/28	(0.26)%	1W CIBOR	Monthly	31,629
Demant A/S	Barclays Bank PLC	(5,453,908)	11/09/26	(0.26)%	DESTR	Monthly	286,744
Demant A/S	Barclays Bank PLC	(140,081)	02/26/27	(0.26)%	DESTR	Monthly	(178)
Demant A/S	Barclays Bank PLC	(796,655)	03/01/27	(0.26)%	DESTR	Monthly	(2,857)
Demant A/S	BNP Paribas SA	(1,612,699)	01/14/28	(0.25)%	DESTR	Monthly	14,654
Demant A/S	Morgan Stanley & Co. International PLC	(459,676)	01/06/27	(0.26)%	DESTR	Monthly	26,824
Demant A/S	UBS AG	(1,329,362)	01/03/31	0.00%	DESTR	Monthly	51,564
Deme Group NV	BNP Paribas SA	(125,936)	03/24/27	(0.26)%	1D ESTR	Monthly	(11,409)
DeNA Co. Ltd.	Barclays Bank PLC	(13,259,611)	05/12/27	(0.20)%	1D P TONA	Monthly	58,493
DeNA Co. Ltd.	Citibank N.A.	(1,206,847)	02/26/26	(0.25)%	1D P TONA	Monthly	3,167
DeNA Co. Ltd.	UBS AG	(7,513,824)	04/03/28	0.00%	1D P TONA	Monthly	99,879
Denison Mines Corp.	Bank of America N.A.	(583,506)	02/15/28	(0.20)%	CABROVER	Monthly	(20,489)
Denka Co., Ltd.	Barclays Bank PLC	(11,253,133)	05/12/27	(0.20)%	1D P TONA	Monthly	383,882
Dentsu Soken, Inc.	Barclays Bank PLC	(925,469)	05/12/27	(0.15)%	1D P TONA	Monthly	49,042
Derwent London PLC	Barclays Bank PLC	(2,098,869)	12/10/26	(0.25)%	1D SONIA	Monthly	(13,493)
Descartes Systems Group, Inc.	Bank of America N.A.	(1,556,294)	02/15/28	(0.20)%	CABROVER	Monthly	156,017
Descartes Systems Group, Inc.	Barclays Bank PLC	(1,145,208)	02/16/27	(0.20)%	CABROVER	Monthly	112,886
Descartes Systems Group, Inc.	BNP Paribas SA	(2,909,949)	01/17/28	(0.20)%	CABROVER	Monthly	239,266
Descartes Systems Group, Inc.	Morgan Stanley & Co. International PLC	(443,424)	01/06/27	(0.20)%	CABROVER	Monthly	45,596
Deutsche Lufthansa AG, Registered Shares	Barclays Bank PLC	(8,913,808)	08/17/26	(0.26)%	1D ESTR	Monthly	272,744

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Deutsche Lufthansa AG, Registered Shares	Citibank N.A.	$ (1,351,634)	06/25/26	0.05%	1D ESTR	Monthly	$ 13,041
Deutsche Wohnen SE	Morgan Stanley & Co. International PLC	(4,847,476)	01/04/27	(0.26)%	1D ESTR	Monthly	(100,166)
Develop Global Ltd.	Morgan Stanley & Co. International PLC	(125,376)	01/06/27	(2.63)%	1D AONIA	Monthly	6,030
Dexcom, Inc.	Bank of America N.A.	(407,416)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,260)
Dexcom, Inc.	Barclays Bank PLC	(451,282)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,372
Dexcom, Inc.	BNP Paribas SA	(307,154)	01/28/28	(0.10)%	1D OBFR01	Monthly	(15,464)
Dexcom, Inc.	UBS AG	(1,466,107)	01/14/31	0.00%	1D OBFR01	Monthly	9,105
Dexcom, Inc.	UBS AG	(1,251,717)	01/22/31	0.00%	1D OBFR01	Monthly	(43)
Dexus	Barclays Bank PLC	(1,629)	05/12/27	(0.25)%	1D AONIA	Monthly	47
Diageo PLC	JPMorgan Chase Bank N.A.	(556,552)	02/10/26	0.05%	1D SONIA	Monthly	(27,657)
Diageo PLC	Morgan Stanley & Co. International PLC	(8,078,680)	01/04/27	(0.25)%	1D SONIA	Monthly	63,825
Diageo PLC	SG Americas Securities LLC	(12,374,586)	12/08/27	(0.25)%	1D SONIA	Monthly	(614,935)
Diageo PLC	UBS AG	(15,933,876)	09/03/29	0.00%	1D SONIA	Monthly	(32,741)
Diageo PLC	UBS AG	(949,939)	01/20/31	0.00%	1D SONIA	Monthly	(3,654)
Diamondback Energy, Inc.	SG Americas Securities LLC	(21,870,033)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,383,419)
DiamondRock Hospitality Co.	SG Americas Securities LLC	(1,785,467)	12/08/27	(0.15)%	1D OBFR01	Monthly	(3,898)
Dick’s Sporting Goods, Inc.	Bank of America N.A.	(123,045)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,289
Dick’s Sporting Goods, Inc.	Barclays Bank PLC	(390,345)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,303
Dick’s Sporting Goods, Inc.	BNP Paribas SA	(19,159)	01/28/28	(0.15)%	1D OBFR01	Monthly	979
Dick’s Sporting Goods, Inc.	SG Americas Securities LLC	(5,726,077)	12/08/27	(0.15)%	1D OBFR01	Monthly	376,510
D’ieteren Group	Bank of America N.A.	(4,772,696)	02/15/28	(0.26)%	1D ESTR	Monthly	(593,763)
D’ieteren Group	Bank of America N.A.	(594,963)	02/15/28	(0.26)%	1D ESTR	Monthly	10,939
D’ieteren Group	Barclays Bank PLC	(297,847)	02/26/27	(0.26)%	1D ESTR	Monthly	3,102
D’ieteren Group	UBS AG	(3,579,117)	04/18/28	0.00%	1D ESTR	Monthly	(445,272)
D’ieteren Group	UBS AG	(166,545)	09/03/29	0.00%	1D ESTR	Monthly	723
D’ieteren Group	UBS AG	(351,368)	01/03/31	0.00%	1D ESTR	Monthly	(27,883)
Digital Arts, Inc.	Barclays Bank PLC	(2,367,563)	05/12/27	(0.15)%	1D P TONA	Monthly	(25,911)
Digital Arts, Inc.	Citibank N.A.	(621,530)	02/26/26	(0.18)%	1D P TONA	Monthly	(6,802)
Digitalbridge Group, Inc., Class A	BNP Paribas SA	(1,838,117)	01/28/28	0.00%	1D OBFR01	Monthly	(1,219)
DigitalOcean Holdings, Inc.	BNP Paribas SA	(4,009,218)	04/16/26	(0.15)%	1D OBFR01	Monthly	5,527
Dillard’s, Inc., Class A	Barclays Bank PLC	(8,178,691)	12/23/26	(0.15)%	1D OBFR01	Monthly	461,464
Dime Community Bancshares, Inc.	UBS AG	(958,929)	04/21/28	0.00%	1D OBFR01	Monthly	(89,024)
Dine Brands Global, Inc.	Bank of America N.A.	(879,782)	02/15/28	(0.54)%	1D OBFR01	Monthly	95,346
Dine Brands Global, Inc.	Barclays Bank PLC	(1,195,217)	12/23/26	(0.15)%	1D OBFR01	Monthly	25,510
Dine Brands Global, Inc.	Goldman Sachs Bank USA	(6,362,893)	08/19/26	(0.50)%	1D FEDL01	Monthly	689,575
Dios Fastigheter AB	Morgan Stanley & Co. International PLC	(57,026)	01/04/27	(0.26)%	1D STIBOR	Monthly	(501)
dip Corp.	BNP Paribas SA	(1,004,063)	03/24/27	(0.05)%	1D TONA	Monthly	16,592
Disco Corp.	Barclays Bank PLC	(5,503,858)	05/12/27	(0.15)%	1D P TONA	Monthly	218,351
Disco Corp.	Citibank N.A.	(2,392,595)	02/26/26	(0.25)%	1D P TONA	Monthly	90,842
Discovery Silver Corp.	Barclays Bank PLC	(1,075,928)	10/23/26	(0.20)%	CABROVER	Monthly	113,482
Discovery Silver Corp.	Barclays Bank PLC	(221,271)	12/23/26	(0.20)%	CABROVER	Monthly	33,097
Discovery Silver Corp.	Morgan Stanley & Co. International PLC	(2,820,297)	01/04/27	(1.34)%	CABROVER	Monthly	350,604
Distribution Solutions Group, Inc.	Barclays Bank PLC	(262,262)	12/23/26	(0.15)%	1D OBFR01	Monthly	12,828
Distribution Solutions Group, Inc.	BNP Paribas SA	(74,130)	04/16/26	(0.15)%	1D OBFR01	Monthly	3,978
Distribution Solutions Group, Inc.	Goldman Sachs Bank USA	(290,850)	08/19/26	(0.15)%	1D FEDL01	Monthly	15,609
Distribution Solutions Group, Inc.	UBS AG	(315,210)	04/21/28	0.00%	1D OBFR01	Monthly	16,916
DKSH Holding AG	SG Americas Securities LLC	(4,150,438)	12/08/27	(0.26)%	SSARON	Monthly	119,375
DNB Bank ASA	Bank of America N.A.	(429,366)	02/15/28	(0.26)%	NOWA	Monthly	785
DocuSign, Inc.	Bank of America N.A.	(198,382)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9)
DocuSign, Inc.	Bank of America N.A.	(569,311)	02/15/28	(0.15)%	1D OBFR01	Monthly	35,452
DocuSign, Inc.	BNP Paribas SA	(4,333,021)	04/16/26	(0.15)%	1D OBFR01	Monthly	505,640
DocuSign, Inc.	UBS AG	(122,126)	01/14/31	0.00%	1D OBFR01	Monthly	14,629
Dof Group ASA	BNP Paribas SA	(12,439,617)	03/17/27	(0.25)%	NOWA	Monthly	(639,778)
Dof Group ASA	SG Americas Securities LLC	(1,345,421)	12/08/27	(0.28)%	NOWA	Monthly	(189,627)
Dollar Tree, Inc.	UBS AG	(1,691,632)	01/22/31	0.00%	1D OBFR01	Monthly	122,746
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Dometic Group AB	Bank of America N.A.	$ (1,527,353)	02/15/28	(0.26)%	1D STIBOR	Monthly	$ 354,413
Dometic Group AB	BNP Paribas SA	(549,120)	11/17/27	(0.25)%	1D STIBOR	Monthly	125,171
Dominion Energy, Inc.	Barclays Bank PLC	(35,515,357)	12/23/26	(0.15)%	1D OBFR01	Monthly	(142,227)
Domino’s Pizza Enterprises Ltd.	Barclays Bank PLC	(167,105)	05/12/27	(0.25)%	1D AONIA	Monthly	9,576
Domino’s Pizza Enterprises Ltd.	BNP Paribas SA	(160,143)	03/22/27	(1.50)%	1D AONIA	Monthly	4,800
Domino’s Pizza Enterprises Ltd.	Morgan Stanley & Co. International PLC	(1,563,244)	01/06/27	(0.89)%	1D AONIA	Monthly	89,584
Domino’s Pizza Group PLC	Morgan Stanley & Co. International PLC	(1,059,064)	01/04/27	(0.25)%	1D SONIA	Monthly	25,768
DoorDash, Inc., Class A	SG Americas Securities LLC	(8,067,152)	12/08/27	(0.15)%	1D OBFR01	Monthly	701,241
Dorman Products, Inc.	JPMorgan Chase Bank N.A.	(489,836)	02/10/26	(0.15)%	1D OBFR01	Monthly	15,764
Dorman Products, Inc.	UBS AG	(9,707,160)	04/21/28	0.00%	1D OBFR01	Monthly	345,957
Douglas AG	SG Americas Securities LLC	(113,186)	12/08/27	(0.26)%	1D ESTR	Monthly	(2,855)
Dr Ing hc F Porsche AG	BNP Paribas SA	(15,255,699)	08/17/26	(0.26)%	1D ESTR	Monthly	577,905
Dr Ing hc F Porsche AG	BNP Paribas SA	(48,090)	03/24/27	0.00%	1D ESTR	Monthly	254
Dr Ing hc F Porsche AG	BNP Paribas SA	(6,757,421)	01/19/28	(0.26)%	1D ESTR	Monthly	238,980
Dr Ing hc F Porsche AG	SG Americas Securities LLC	(12,649,106)	12/08/27	(0.28)%	1D ESTR	Monthly	1,581,514
Dr Martens PLC	Goldman Sachs Bank USA	(1,617,351)	08/19/26	(0.25)%	1D SONIA	Monthly	183,136
DraftKings, Inc.	Bank of America N.A.	(630,421)	02/15/28	(0.15)%	1D OBFR01	Monthly	54,609
DraftKings, Inc.	Barclays Bank PLC	(1,447,188)	02/16/27	(0.15)%	1D OBFR01	Monthly	172,045
DraftKings, Inc.	UBS AG	(102,479)	01/14/31	0.00%	1D OBFR01	Monthly	22,976
Drax Group PLC	Citibank N.A.	(369,476)	07/06/26	(0.25)%	1D SONIA	Monthly	(3,101)
Drax Group PLC	Morgan Stanley & Co. International PLC	(7,839,685)	01/27/27	(0.25)%	1D SONIA	Monthly	(64,665)
Drax Group PLC	SG Americas Securities LLC	(16,829,330)	12/08/27	(0.02)%	1D SONIA	Monthly	(217,580)
Dream Finders Homes, Inc., Class A	Barclays Bank PLC	(2,980,461)	12/23/26	(0.15)%	1D OBFR01	Monthly	147,868
Dream Finders Homes, Inc., Class A	SG Americas Securities LLC	(1,461,421)	12/08/27	(0.15)%	1D OBFR01	Monthly	(62,135)
Dream Industrial Real Estate Investment Trust	Barclays Bank PLC	(3,433,773)	12/23/26	(0.20)%	CABROVER	Monthly	65,977
Dream Industrial Real Estate Investment Trust	BNP Paribas SA	(1,592,936)	05/18/26	(0.20)%	CABROVER	Monthly	49,293
Driven Brands Holdings, Inc.	SG Americas Securities LLC	(1,299,221)	12/08/27	(0.15)%	1D OBFR01	Monthly	(17,786)
Driven Brands Holdings, Inc.	UBS AG	(2,566,493)	04/21/28	0.00%	1D OBFR01	Monthly	13,136
DroneShield Ltd.	Bank of America N.A.	(495,180)	02/15/28	(2.50)%	1D AONIA	Monthly	28,060
DroneShield Ltd.	Citibank N.A.	(153,463)	02/25/26	(1.90)%	1D AONIA	Monthly	25,414
DroneShield Ltd.	Morgan Stanley & Co. International PLC	(574,773)	01/06/27	(3.25)%	1D AONIA	Monthly	174,351
DSV A/S	Citibank N.A.	(9,444,642)	07/17/26	0.00%	DESTR	Monthly	(27,071)
DSV A/S	JPMorgan Chase Bank N.A.	(10,405,889)	02/10/26	0.00%	DESTR	Monthly	(646,084)
DSV A/S	Morgan Stanley & Co. International PLC	(3,681,881)	01/04/27	(0.26)%	DESTR	Monthly	(14,295)
DSV A/S	Morgan Stanley & Co. International PLC	(34,012,769)	01/06/27	(0.26)%	DESTR	Monthly	(97,490)
DT Midstream, Inc.	Morgan Stanley & Co. International PLC	(17,963,615)	01/06/27	(0.15)%	1D FEDL01	Monthly	(656,218)
DuPont de Nemours, Inc.	Bank of America N.A.	(451,907)	02/15/28	(0.15)%	1D OBFR01	Monthly	(5,520)
DuPont de Nemours, Inc.	Barclays Bank PLC	(1,084,489)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,814
DuPont de Nemours, Inc.	BNP Paribas SA	(2,340,508)	01/28/28	(0.15)%	1D OBFR01	Monthly	(23,266)
DuPont de Nemours, Inc.	UBS AG	(876,860)	01/14/31	0.00%	1D OBFR01	Monthly	10,363
Dutch Bros, Inc., Class A	BNP Paribas SA	(5,484,206)	01/28/28	(0.15)%	1D OBFR01	Monthly	(101)
Dutch Bros, Inc., Class A	SG Americas Securities LLC	(276,996)	12/08/27	0.00%	1D OBFR01	Monthly	(13)
D-Wave Quantum, Inc.	Morgan Stanley & Co. International PLC	(308,094)	01/06/27	(0.24)%	1D FEDL01	Monthly	69,751
Dynatrace, Inc.	Bank of America N.A.	(2,502,977)	02/15/28	(0.15)%	1D OBFR01	Monthly	128,560
Dynatrace, Inc.	Barclays Bank PLC	(2,232,957)	02/16/27	(0.15)%	1D OBFR01	Monthly	155,985
Dynatrace, Inc.	BNP Paribas SA	(558,347)	01/28/28	(0.10)%	1D OBFR01	Monthly	(15)
Dynatrace, Inc.	UBS AG	(2,446,028)	01/14/31	0.00%	1D OBFR01	Monthly	80,715
Dynavox Group AB	BNP Paribas SA	(123,882)	11/17/27	(0.25)%	1D STIBOR	Monthly	19,173
Dynex Capital, Inc.	Bank of America N.A.	(5,284,371)	02/15/28	(0.15)%	1D OBFR01	Monthly	140,818
Dynex Capital, Inc.	Bank of America N.A.	(120,212)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,203
Dynex Capital, Inc.	Barclays Bank PLC	(10,671,449)	12/23/26	(0.15)%	1D OBFR01	Monthly	413,851

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Dynex Capital, Inc.	Barclays Bank PLC	$ (26,627)	02/16/27	(0.15)%	1D OBFR01	Monthly	$ 1,033
Dynex Capital, Inc.	BNP Paribas SA	(9,065,025)	04/16/26	(0.15)%	1D OBFR01	Monthly	241,564
Dynex Capital, Inc.	Citibank N.A.	(7,906,189)	06/25/26	(0.15)%	1D OBFR01	Monthly	306,611
Dynex Capital, Inc.	Morgan Stanley & Co. International PLC	(11,919,946)	01/04/27	(0.15)%	1D FEDL01	Monthly	462,269
Dynex Capital, Inc.	UBS AG	(8,095,602)	04/21/28	0.00%	1D OBFR01	Monthly	215,731
Dynex Capital, Inc.	UBS AG	(1,211,954)	01/14/31	0.00%	1D OBFR01	Monthly	50,003
E.ON SE, Class N	SG Americas Securities LLC	(11,921,535)	12/08/27	(0.26)%	1D ESTR	Monthly	(597,358)
Eagers Automotive Ltd.	Barclays Bank PLC	(111,210)	05/12/27	(0.25)%	1D AONIA	Monthly	5,194
Eagle Bancorp, Inc.	BNP Paribas SA	(1,571,065)	04/16/26	(0.15)%	1D OBFR01	Monthly	(279,362)
East Japan Railway Co.	Bank of America N.A.	(1,044,062)	02/15/28	0.00%	1D P TONA	Monthly	47,423
East Japan Railway Co.	Barclays Bank PLC	(15,745,340)	05/12/27	(0.20)%	1D P TONA	Monthly	328,826
East Japan Railway Co.	JPMorgan Chase Bank N.A.	(5,693,691)	02/10/26	(0.15)%	1D P TONA	Monthly	341,467
East Japan Railway Co.	SG Americas Securities LLC	(437,599)	12/08/27	(0.10)%	1D P TONA	Monthly	28,400
East Japan Railway Co.	UBS AG	(1,502,493)	09/03/29	0.00%	1D P TONA	Monthly	11,302
Eastern Bankshares, Inc.	Barclays Bank PLC	(17,581,735)	12/23/26	(0.15)%	1D OBFR01	Monthly	(107,943)
Eastern Bankshares, Inc.	BNP Paribas SA	(3,338,952)	04/16/26	(0.15)%	1D OBFR01	Monthly	(155,010)
Eastern Bankshares, Inc.	Morgan Stanley & Co. International PLC	(1,502,364)	01/04/27	(0.15)%	1D FEDL01	Monthly	(9,224)
Eastern Bankshares, Inc.	SG Americas Securities LLC	(1,104,401)	12/08/27	(0.25)%	1D OBFR01	Monthly	(59,966)
Eastern Bankshares, Inc.	UBS AG	(4,377,626)	04/21/28	0.00%	1D OBFR01	Monthly	(207,020)
EastGroup Properties, Inc.	Morgan Stanley & Co. International PLC	(15,002,482)	01/06/27	(0.15)%	1D FEDL01	Monthly	(151,743)
easyJet PLC	BNP Paribas SA	(2,513,602)	03/22/27	(0.25)%	1D SONIA	Monthly	(5,200)
easyJet PLC	BNP Paribas SA	(4,177,484)	01/19/28	(0.25)%	1D SONIA	Monthly	155,768
easyJet PLC	JPMorgan Chase Bank N.A.	(83,209)	02/10/26	(0.25)%	1D SONIA	Monthly	4,484
easyJet PLC	Morgan Stanley & Co. International PLC	(15,087,784)	01/04/27	(0.25)%	1D SONIA	Monthly	563,020
Ebara Corp.	Barclays Bank PLC	(9,644,177)	05/12/27	(0.20)%	1D P TONA	Monthly	519,343
Ebara Corp.	Barclays Bank PLC	(36,666,431)	09/09/27	(0.20)%	1D P TONA	Monthly	1,974,502
Ebara Corp.	Citibank N.A.	(812,747)	02/26/26	(0.15)%	1D P TONA	Monthly	43,767
Ebara Corp.	Citibank N.A.	(4,953,280)	02/26/26	(0.21)%	1D P TONA	Monthly	266,736
EchoStar Corp.	BNP Paribas SA	(664,935)	01/28/28	0.00%	1D OBFR01	Monthly	(6)
EchoStar Corp., Class A	Bank of America N.A.	(15,829,226)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,323,480
EchoStar Corp., Class A	UBS AG	(604,530)	04/18/28	0.00%	1D OBFR01	Monthly	50,545
Ecovyst, Inc.	Goldman Sachs Bank USA	(3,047,312)	08/18/26	(0.15)%	1D FEDL01	Monthly	50,836
Ecovyst, Inc.	SG Americas Securities LLC	(2,507,649)	12/08/27	(0.15)%	1D OBFR01	Monthly	(35,961)
Edenred SE	Bank of America N.A.	(2,915,153)	02/15/28	(0.26)%	1D ESTR	Monthly	(35,608)
Edenred SE	Barclays Bank PLC	(5,119,409)	02/19/27	(0.26)%	1D ESTR	Monthly	45,500
Edenred SE	Barclays Bank PLC	(125,479)	02/26/27	(0.26)%	1D ESTR	Monthly	3,847
Edenred SE	UBS AG	(2,648,767)	01/03/31	0.00%	1D ESTR	Monthly	20,217
Edgewell Personal Care Co.	SG Americas Securities LLC	(2,097,273)	12/08/27	(0.15)%	1D OBFR01	Monthly	(209,846)
EDP Renovaveis SA	Bank of America N.A.	(5,961,253)	02/15/28	(0.26)%	1D ESTR	Monthly	(30,834)
EDP Renovaveis SA	Barclays Bank PLC	(6,491,039)	08/17/26	(0.26)%	1D ESTR	Monthly	82,039
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	(6,406,940)	01/04/27	(0.26)%	1D ESTR	Monthly	80,976
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	(37,111)	01/06/27	(0.26)%	1D ESTR	Monthly	469
EDP Renovaveis SA	UBS AG	(3,409,570)	04/18/28	0.00%	1D ESTR	Monthly	(17,636)
EDP Renovaveis SA	UBS AG	(15,932,161)	09/03/29	0.00%	1D ESTR	Monthly	(82,407)
Edwards Lifesciences Corp.	Bank of America N.A.	(650,046)	02/15/28	(0.15)%	1D OBFR01	Monthly	(20)
Edwards Lifesciences Corp.	Bank of America N.A.	(1,340,160)	02/15/28	(0.15)%	1D OBFR01	Monthly	55,486
Edwards Lifesciences Corp.	Barclays Bank PLC	(373,394)	02/16/27	(0.15)%	1D OBFR01	Monthly	13,620
Edwards Lifesciences Corp.	BNP Paribas SA	(591,022)	01/28/28	(0.10)%	1D OBFR01	Monthly	3,603
Edwards Lifesciences Corp.	UBS AG	(57,791)	01/14/31	0.00%	1D OBFR01	Monthly	2,141
eGuarantee, Inc.	Bank of America N.A.	(1,297,410)	02/15/28	(0.25)%	1D P TONA	Monthly	55,137
eGuarantee, Inc.	Barclays Bank PLC	(2,109,877)	05/12/27	(0.20)%	1D P TONA	Monthly	63,979
eGuarantee, Inc.	BNP Paribas SA	(831,005)	03/24/27	(0.25)%	1D TONA	Monthly	35,316
eGuarantee, Inc.	SG Americas Securities LLC	(640,928)	12/08/27	(0.25)%	1D P TONA	Monthly	23,192
Eiffage SA	Barclays Bank PLC	(2,691,787)	08/17/26	(0.26)%	1D ESTR	Monthly	(77,852)
Eiffage SA	Barclays Bank PLC	(3,207,988)	12/10/26	(0.26)%	1D ESTR	Monthly	(50,620)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Eiken Chemical Co. Ltd.	Morgan Stanley & Co. International PLC	$ (115,146)	01/06/27	(0.25)%	1D P TONA	Monthly	$ 3,648
El Al Israel Airlines	Barclays Bank PLC	(132,787)	04/07/27	(3.00)%	SHIR	Monthly	(3,492)
Elanco Animal Health, Inc.	Barclays Bank PLC	(416,645)	02/16/27	(0.15)%	1D OBFR01	Monthly	13,883
Elanco Animal Health, Inc.	Morgan Stanley & Co. International PLC	(19,332,277)	01/06/27	(0.15)%	1D FEDL01	Monthly	644,151
Elbit Systems Ltd.	UBS AG	(806,181)	01/13/31	0.00%	SHIR	Monthly	13,299
Elbit Systems, Ltd.	SG Americas Securities LLC	(1,967,847)	12/08/27	(0.01)%	1D OBFR01	Monthly	23,836
Elders Ltd.	Barclays Bank PLC	(3,750,319)	05/12/27	(0.25)%	1D AONIA	Monthly	1,758
Elders Ltd.	Morgan Stanley & Co. International PLC	(943,702)	01/06/27	(0.30)%	1D AONIA	Monthly	442
Eldorado Gold Corp.	Bank of America N.A.	(89,058)	02/15/28	(0.20)%	CABROVER	Monthly	(11)
Eldorado Gold Corp.	Bank of America N.A.	(1,903,875)	02/15/28	(0.20)%	CABROVER	Monthly	159,663
Eldorado Gold Corp.	Barclays Bank PLC	(1,093,176)	02/16/27	(0.20)%	CABROVER	Monthly	68,247
Eldorado Gold Corp.	BNP Paribas SA	(275,772)	01/17/28	(0.20)%	CABROVER	Monthly	(9,624)
Eldorado Gold Corp.	Morgan Stanley & Co. International PLC	(1,758,451)	01/06/27	(0.20)%	CABROVER	Monthly	137,373
Elecom Co. Ltd.	UBS AG	(113,293)	04/03/28	0.00%	1D P TONA	Monthly	1,078
Electric Power Development Co. Ltd., Class D	Barclays Bank PLC	(12,422,629)	05/12/27	(0.15)%	1D P TONA	Monthly	331,708
Elevance Health, Inc.	Morgan Stanley & Co. International PLC	(2,341,252)	01/06/27	(0.15)%	1D FEDL01	Monthly	47,959
elf Beauty, Inc.	Bank of America N.A.	(2,636,607)	02/15/28	(0.15)%	1D OBFR01	Monthly	123,877
elf Beauty, Inc.	SG Americas Securities LLC	(3,623,135)	12/08/27	(0.15)%	1D OBFR01	Monthly	44,631
Eli Lilly & Co.	BNP Paribas SA	(31,509,913)	04/16/26	0.20%	1D OBFR01	Monthly	(109,679)
Elia Group SA/NV	Barclays Bank PLC	(1,520,375)	12/10/26	(0.26)%	1D ESTR	Monthly	(127,373)
Elia Group SA/NV	BNP Paribas SA	(5,692,251)	08/17/26	(0.26)%	1D ESTR	Monthly	(449,635)
Elkem ASA	BNP Paribas SA	(902,345)	03/17/27	(0.25)%	NOWA	Monthly	58,716
Elkem ASA	UBS AG	(238,398)	04/24/28	0.00%	NOWA	Monthly	15,513
Elmos Semiconductor SE	SG Americas Securities LLC	(984,221)	12/08/27	(0.26)%	1D ESTR	Monthly	(77,244)
Embecta Corp.	Bank of America N.A.	(482,807)	02/15/28	(0.15)%	1D OBFR01	Monthly	76,253
Embecta Corp.	Barclays Bank PLC	(3,185,170)	12/23/26	(0.15)%	1D OBFR01	Monthly	387,599
Embecta Corp.	BNP Paribas SA	(2,468,781)	04/16/26	(0.15)%	1D OBFR01	Monthly	389,911
Embecta Corp.	Goldman Sachs Bank USA	(783,607)	08/19/26	(0.15)%	1D FEDL01	Monthly	123,760
Embecta Corp.	UBS AG	(1,743,727)	04/21/28	0.00%	1D OBFR01	Monthly	275,398
Emera, Inc.	BNP Paribas SA	(7,294,164)	08/17/26	(0.20)%	CABROVER	Monthly	86,342
Emera, Inc.	Morgan Stanley & Co. International PLC	(225,641)	01/06/27	(0.20)%	CABROVER	Monthly	2,103
Emerald Resources NL	Barclays Bank PLC	(952,217)	01/20/27	(0.25)%	1D AONIA	Monthly	135,376
Emerald Resources NL	BNP Paribas SA	(94,780)	01/14/28	(0.25)%	1D AONIA	Monthly	1,211
Empire Co., Ltd.	Bank of America N.A.	(1,614,790)	02/15/28	(0.20)%	CABROVER	Monthly	7,611
Empire Co., Ltd.	Barclays Bank PLC	(337,323)	02/16/27	(0.20)%	CABROVER	Monthly	7,852
Empire Co., Ltd.	BNP Paribas SA	(712,545)	01/17/28	(0.20)%	CABROVER	Monthly	16,035
Empire State Realty Trust, Inc., Class A	Bank of America N.A.	(758,560)	02/15/28	(0.15)%	1D OBFR01	Monthly	(27,261)
Empire State Realty Trust, Inc., Class A	BNP Paribas SA	(1,970,451)	04/16/26	(0.15)%	1D OBFR01	Monthly	(70,813)
Empire State Realty Trust, Inc., Class A	UBS AG	(3,779,949)	04/21/28	0.00%	1D OBFR01	Monthly	(135,842)
Employers Holdings, Inc.	Barclays Bank PLC	(124,849)	12/23/26	(0.15)%	1D OBFR01	Monthly	1,666
Enact Holdings, Inc.	SG Americas Securities LLC	(110,918)	12/08/27	0.05%	1D OBFR01	Monthly	(3,859)
Enbridge, Inc.	BNP Paribas SA	(3,181,076)	08/17/26	(0.20)%	CABROVER	Monthly	(13,086)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	(2,102,758)	01/04/27	(0.20)%	CABROVER	Monthly	(32,444)
Ence Energia y Celulosa SA	Bank of America N.A.	(489,761)	02/15/28	0.00%	1D ESTR	Monthly	16,717
Ence Energia y Celulosa SA	BNP Paribas SA	(98,321)	03/17/27	(0.78)%	1D ESTR	Monthly	3,356
Ence Energia y Celulosa SA	Morgan Stanley & Co. International PLC	(134,446)	01/04/27	(0.55)%	1D ESTR	Monthly	3,908
Ence Energia y Celulosa SA	SG Americas Securities LLC	(280,920)	12/08/27	(0.75)%	1D ESTR	Monthly	15,813
Endeavour Group Ltd.	Barclays Bank PLC	(9,435,226)	05/12/27	(0.25)%	1D AONIA	Monthly	307,910

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Endeavour Group Ltd.	Morgan Stanley & Co. International PLC	$ (858,643)	01/06/27	(0.30)%	1D AONIA	Monthly	$ 29,410
Endeavour Silver Corp.	SG Americas Securities LLC	(375,492)	12/08/27	(0.20)%	CABROVER	Monthly	83,584
Enel SpA	Morgan Stanley & Co. International PLC	(7,540,611)	01/06/27	(0.26)%	1D ESTR	Monthly	(240,350)
Energy Fuels, Inc.	Citibank N.A.	(3,926,160)	02/24/28	(0.55)%	1D CORRA	Monthly	375,475
Energy Fuels, Inc.	Morgan Stanley & Co. International PLC	(5,478,172)	01/04/27	(0.39)%	CABROVER	Monthly	523,900
Energy Fuels, Inc.	Morgan Stanley & Co. International PLC	(125,120)	01/06/27	(0.39)%	CABROVER	Monthly	11,966
Energy Fuels, Inc.	UBS AG	(4,805,917)	09/04/29	0.00%	1D CORRA	Monthly	(231,610)
Energy Recovery, Inc.	Morgan Stanley & Co. International PLC	(2,295,740)	01/04/27	(0.15)%	1D FEDL01	Monthly	6,277
Enerpac Tool Group Corp., Class A	SG Americas Securities LLC	(2,189,351)	12/08/27	(0.15)%	1D OBFR01	Monthly	(543)
Enerpac Tool Group Corp., Class A	UBS AG	(6,431,283)	04/21/28	0.00%	1D OBFR01	Monthly	161,559
EnerSys	Barclays Bank PLC	(80,130)	02/16/27	(0.15)%	1D OBFR01	Monthly	(1,856)
EnerSys	BNP Paribas SA	(19,555)	01/28/28	(0.10)%	1D OBFR01	Monthly	(1,527)
EnerSys	UBS AG	(339,603)	01/14/31	0.00%	1D OBFR01	Monthly	(12,488)
Engie SA	UBS AG	(242,918)	09/03/29	0.00%	1D ESTR	Monthly	(7,278)
Enlight Renewable Energy Ltd.	Bank of America N.A.	(4,379,659)	02/15/28	(2.00)%	SHIR	Monthly	(393,553)
Enlight Renewable Energy Ltd.	Bank of America N.A.	(364,864)	02/15/28	(0.60)%	SHIR	Monthly	(2,853)
Enlight Renewable Energy Ltd.	Barclays Bank PLC	(1,572,374)	04/07/27	(2.00)%	SHIR	Monthly	(52,218)
Enlight Renewable Energy Ltd.	UBS AG	(179,273)	11/04/30	0.00%	SHIR	Monthly	6,081
Enlight Renewable Energy Ltd.	UBS AG	(890,253)	01/13/31	0.00%	SHIR	Monthly	(28,137)
Enphase Energy, Inc.	BNP Paribas SA	(1,503,739)	04/16/26	(0.10)%	1D OBFR01	Monthly	60,262
Ensign Group, Inc.	Bank of America N.A.	(4,405)	02/15/28	(0.15)%	1D OBFR01	Monthly	285
Ensign Group, Inc.	Bank of America N.A.	(3,091,806)	02/15/28	(0.15)%	1D OBFR01	Monthly	58,745
Ensign Group, Inc.	BNP Paribas SA	(2,243,829)	01/24/28	(0.15)%	1D OBFR01	Monthly	42,633
Entain PLC	Bank of America N.A.	(799,084)	02/15/28	(0.25)%	1D SONIA	Monthly	16,285
Entain PLC	Barclays Bank PLC	(1,793,735)	02/19/27	(0.25)%	1D SONIA	Monthly	117,889
Entain PLC	BNP Paribas SA	(3,532,882)	01/13/28	(0.25)%	1D SONIA	Monthly	375,272
Entain PLC	SG Americas Securities LLC	(161,433)	12/08/27	(0.25)%	1D SONIA	Monthly	14,839
Entain PLC	UBS AG	(2,618,493)	01/03/31	0.00%	1D SONIA	Monthly	312,906
Entegris, Inc.	Barclays Bank PLC	(2,396,405)	02/16/27	(0.15)%	1D OBFR01	Monthly	22,253
Entegris, Inc.	BNP Paribas SA	(217,800)	01/28/28	0.00%	1D OBFR01	Monthly	(1,338)
Entegris, Inc.	UBS AG	(19,089,026)	04/18/28	0.00%	1D OBFR01	Monthly	(761,611)
Entegris, Inc.	UBS AG	(1,155,675)	01/14/31	0.00%	1D OBFR01	Monthly	13,230
Entegris, Inc.	UBS AG	(3,039,801)	01/22/31	0.00%	1D OBFR01	Monthly	11,542
Entergy Corp.	Barclays Bank PLC	(2,845,598)	12/23/26	(0.15)%	1D OBFR01	Monthly	(11,924)
Enviri Corp.	SG Americas Securities LLC	(15,026,486)	12/08/27	(0.15)%	1D OBFR01	Monthly	(516,692)
Enviri Corp.	UBS AG	(5,334,014)	04/21/28	0.00%	1D OBFR01	Monthly	(103,461)
Envista Holdings Corp.	BNP Paribas SA	(117,161)	04/16/26	(0.15)%	1D OBFR01	Monthly	4,176
Eos Energy Enterprises, Inc.	UBS AG	(325,882)	01/14/31	0.00%	1D OBFR01	Monthly	53,709
Eos Energy Enterprises, Inc., Class A	Morgan Stanley & Co. International PLC	(5,053,353)	01/04/27	(0.15)%	1D FEDL01	Monthly	992,920
EPAM Systems, Inc.	Barclays Bank PLC	(116,973)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,580
EPAM Systems, Inc.	UBS AG	(492,902)	01/14/31	0.00%	1D OBFR01	Monthly	26,472
Epiroc AB	BNP Paribas SA	(60,331)	01/19/28	(0.25)%	1D STIBOR	Monthly	8
Epiroc AB, Class A	UBS AG	(281,931)	09/03/29	0.00%	TN STIBOR	Monthly	(27)
Epiroc AB, Class B	UBS AG	(4,039,738)	09/03/29	0.00%	TN STIBOR	Monthly	(406,919)
EQB, Inc.	BNP Paribas SA	(520,861)	05/18/26	(0.20)%	CABROVER	Monthly	3,812
EQT AB	Barclays Bank PLC	(7,639,547)	01/18/27	(0.26)%	1D STIBOR	Monthly	746,409
EQT AB	Barclays Bank PLC	(5,756,305)	02/26/27	(0.26)%	1D STIBOR	Monthly	562,254
EQT AB	Citibank N.A.	(5,068,367)	07/06/26	(0.26)%	TN STIBOR	Monthly	495,196
EQT AB	SG Americas Securities LLC	(40,341,765)	12/08/27	(0.26)%	1D STIBOR	Monthly	1,627,043
EQT AB	SG Americas Securities LLC	(16,123,391)	12/08/27	(0.26)%	1D STIBOR	Monthly	619,504
EQT Corp.	SG Americas Securities LLC	(4,821,244)	12/08/27	(0.15)%	1D OBFR01	Monthly	(510,756)
EQT Corp.	UBS AG	(9,564,173)	04/18/28	0.00%	1D OBFR01	Monthly	(1,496,318)
Equinor ASA	BNP Paribas SA	(3,855,032)	01/19/28	(0.25)%	NOWA	Monthly	(251,628)
Equinor ASA	Morgan Stanley & Co. International PLC	(4,625,062)	01/06/27	(0.26)%	NOWA	Monthly	(301,742)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Equinox Gold Corp.	Morgan Stanley & Co. International PLC	$ (18,147,656)	01/06/27	(0.20)%	CABROVER	Monthly	$ 2,093,326
Equitable Holdings, Inc.	Bank of America N.A.	(536,495)	02/15/28	(0.15)%	1D OBFR01	Monthly	10,319
Equitable Holdings, Inc.	Barclays Bank PLC	(828,307)	02/16/27	(0.15)%	1D OBFR01	Monthly	(536)
Equitable Holdings, Inc.	BNP Paribas SA	(5,212,450)	01/28/28	(0.15)%	1D OBFR01	Monthly	(48,660)
Equitable Holdings, Inc.	UBS AG	(741,595)	01/14/31	0.00%	1D OBFR01	Monthly	(4,842)
Equity LifeStyle Properties, Inc.	Bank of America N.A.	(944,827)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,373
Equity LifeStyle Properties, Inc.	Barclays Bank PLC	(1,779,453)	02/16/27	(0.15)%	1D OBFR01	Monthly	(2,194)
Equity LifeStyle Properties, Inc.	BNP Paribas SA	(895,023)	01/28/28	(0.15)%	1D OBFR01	Monthly	(5,718)
Equity LifeStyle Properties, Inc.	UBS AG	(7,762,367)	04/18/28	0.00%	1D OBFR01	Monthly	(109,689)
Equity LifeStyle Properties, Inc.	UBS AG	(5,274,802)	01/14/31	0.00%	1D OBFR01	Monthly	(36,405)
Equity Residential	Morgan Stanley & Co. International PLC	(1,346,013)	01/06/27	(0.15)%	1D FEDL01	Monthly	(6,206)
Eramet SA	Bank of America N.A.	(1,502,657)	02/15/28	(0.26)%	1D ESTR	Monthly	213,183
Eramet SA	Barclays Bank PLC	(1,671,601)	12/10/26	(0.26)%	1D ESTR	Monthly	158,101
ERG SpA	Barclays Bank PLC	(14,141,337)	12/10/26	(0.26)%	1D ESTR	Monthly	154,249
ERG SpA	BNP Paribas SA	(61,384)	03/17/27	(0.26)%	1D ESTR	Monthly	(254)
ERG SpA	SG Americas Securities LLC	(2,092,753)	12/08/27	(0.26)%	1D ESTR	Monthly	22,827
Erie Indemnity Co., Class A	Bank of America N.A.	(351,007)	02/15/28	(0.15)%	1D OBFR01	Monthly	74
Erie Indemnity Co., Class A	Barclays Bank PLC	(1,249,922)	02/16/27	(0.15)%	1D OBFR01	Monthly	(25,321)
Erie Indemnity Co., Class A	UBS AG	(1,728,639)	01/14/31	0.00%	1D OBFR01	Monthly	(9,891)
Ermenegildo Zegna NV	SG Americas Securities LLC	(111,505)	12/08/27	(0.50)%	1D OBFR01	Monthly	21,868
Erste Group Bank AG	Morgan Stanley & Co. International PLC	(10,504,927)	01/06/27	(0.26)%	1D ESTR	Monthly	(104,449)
Esab Corp.	Barclays Bank PLC	(379,739)	02/16/27	(0.15)%	1D OBFR01	Monthly	938
Esab Corp.	BNP Paribas SA	(86,120)	01/28/28	0.00%	1D OBFR01	Monthly	502
Esab Corp.	UBS AG	(22,048)	01/14/31	0.00%	1D OBFR01	Monthly	129
Esperion Therapeutics, Inc.	Morgan Stanley & Co. International PLC	(93,271)	01/04/27	(0.29)%	1D FEDL01	Monthly	(6,473)
Esquire Financial Holdings, Inc.	BNP Paribas SA	(169,001)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,912
Esquire Financial Holdings, Inc.	Morgan Stanley & Co. International PLC	(375,352)	01/04/27	(0.15)%	1D FEDL01	Monthly	12,916
Esquire Financial Holdings, Inc.	SG Americas Securities LLC	(281,033)	12/08/27	(0.15)%	1D OBFR01	Monthly	10,406
Esquire Financial Holdings, Inc.	UBS AG	(358,925)	04/21/28	0.00%	1D OBFR01	Monthly	4,060
Essential Utilities, Inc.	Bank of America N.A.	(4,923,728)	02/15/28	(0.15)%	1D OBFR01	Monthly	33,705
Essential Utilities, Inc.	Barclays Bank PLC	(1,762,888)	02/16/27	(0.15)%	1D OBFR01	Monthly	12,800
Essential Utilities, Inc.	BNP Paribas SA	(1,258,773)	01/28/28	(0.10)%	1D OBFR01	Monthly	25,716
Essential Utilities, Inc.	UBS AG	(1,194,999)	01/14/31	0.00%	1D OBFR01	Monthly	17,839
Essex Property Trust, Inc.	Barclays Bank PLC	(11,189,749)	12/23/26	(0.15)%	1D OBFR01	Monthly	47,776
EssilorLuxottica SA	Bank of America N.A.	(767,159)	02/15/28	(0.26)%	1D ESTR	Monthly	28,903
EssilorLuxottica SA	Barclays Bank PLC	(1,289,399)	02/26/27	(0.26)%	1D ESTR	Monthly	48,579
EssilorLuxottica SA	UBS AG	(72,536)	04/18/28	0.00%	1D ESTR	Monthly	6,200
EssilorLuxottica SA	UBS AG	(1,517,845)	01/20/31	0.00%	1D ESTR	Monthly	57,230
Essity AB, Class B	Barclays Bank PLC	(28,959,465)	08/17/26	(0.26)%	1D STIBOR	Monthly	(1,433,457)
Essity AB, Class B	Morgan Stanley & Co. International PLC	(3,775,693)	01/08/27	(0.26)%	1D STIBOR	Monthly	(66,237)
Establishment Labs Holdings, Inc.	Barclays Bank PLC	(2,175,884)	12/23/26	(0.15)%	1D OBFR01	Monthly	(22,907)
Estee Lauder Cos, Inc., Class A	SG Americas Securities LLC	(15,552,812)	12/08/27	(0.15)%	1D OBFR01	Monthly	(706,625)
Euronet Worldwide, Inc.	BNP Paribas SA	(663,166)	04/16/26	(0.15)%	1D OBFR01	Monthly	8,852
Everest Group Ltd.	Bank of America N.A.	(4,324,393)	02/15/28	(0.15)%	1D OBFR01	Monthly	(126,685)
Everest Group Ltd.	Barclays Bank PLC	(13,887,467)	12/23/26	(0.15)%	1D OBFR01	Monthly	(413,559)
Everest Group Ltd.	Barclays Bank PLC	(657,877)	02/16/27	(0.15)%	1D OBFR01	Monthly	(19,591)
Everest Group Ltd.	BNP Paribas SA	(1,860,964)	01/28/28	(0.15)%	1D OBFR01	Monthly	(24,682)
Everest Group Ltd.	SG Americas Securities LLC	(32,893,073)	12/08/27	(0.15)%	1D OBFR01	Monthly	663,504
Everest Group Ltd.	UBS AG	(1,002,199)	01/14/31	0.00%	1D OBFR01	Monthly	(24,107)
Evergy, Inc.	Bank of America N.A.	(96,165)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,206)
Evergy, Inc.	Barclays Bank PLC	(8,714,574)	12/23/26	(0.15)%	1D OBFR01	Monthly	(37,019)
Evergy, Inc.	UBS AG	(25,083)	01/14/31	0.00%	1D OBFR01	Monthly	(314)
EVN AG	BNP Paribas SA	(82,229)	01/13/28	(0.26)%	1D ESTR	Monthly	(1,839)
EVN AG	SG Americas Securities LLC	(111,942)	12/08/27	(0.26)%	1D ESTR	Monthly	(4,776)
EVN AG	UBS AG	(536,692)	01/03/31	0.00%	1D ESTR	Monthly	(9,364)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Evonik Industries AG	BNP Paribas SA	$ (463,647)	01/13/28	0.00%	1D ESTR	Monthly	$ 6,307
Evonik Industries AG	UBS AG	(427,153)	01/03/31	0.00%	1D ESTR	Monthly	(15,223)
Exail Technologies SA	Barclays Bank PLC	(142,790)	12/10/26	(0.02)%	1D ESTR	Monthly	(12,363)
Excelerate Energy, Inc., Class A	BNP Paribas SA	(268,614)	04/16/26	(0.15)%	1D OBFR01	Monthly	(36,611)
Excelerate Energy, Inc., Class A	BNP Paribas SA	(354,446)	01/28/28	(0.15)%	1D OBFR01	Monthly	(29,774)
Exchange Income Corp.	Barclays Bank PLC	(3,443,826)	12/23/26	(1.00)%	CABROVER	Monthly	94,390
Exchange Income Corp.	Morgan Stanley & Co. International PLC	(1,064,688)	01/04/27	(0.39)%	CABROVER	Monthly	25,140
Exelon Corp.	Morgan Stanley & Co. International PLC	(11,007,771)	01/06/27	(0.15)%	1D FEDL01	Monthly	(44,426)
ExlService Holdings, Inc.	BNP Paribas SA	(304,888)	01/28/28	0.00%	1D OBFR01	Monthly	22,812
ExlService Holdings, Inc.	UBS AG	(102,525)	01/14/31	0.00%	1D OBFR01	Monthly	8,369
EXOR NV	Bank of America N.A.	(27,106,475)	02/15/28	0.00%	1D ESTR	Monthly	1,526,176
EXOR NV	Bank of America N.A.	(5,504,002)	02/15/28	0.00%	1D ESTR	Monthly	309,892
EXOR NV	BNP Paribas SA	(1,944,755)	03/24/27	(0.26)%	1D ESTR	Monthly	92,196
EXOR NV	SG Americas Securities LLC	(4,458,894)	12/08/27	(0.14)%	1D ESTR	Monthly	104,811
Exosens SAS	UBS AG	(373,367)	04/24/28	0.00%	1D ESTR	Monthly	11,873
Expand Energy Corp.	SG Americas Securities LLC	(15,129,654)	12/08/27	0.20%	1D OBFR01	Monthly	(1,176,428)
Expeditors International of Washington, Inc.	Bank of America N.A.	(700,885)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,746
Expeditors International of Washington, Inc.	Barclays Bank PLC	(260,657)	02/16/27	(0.15)%	1D OBFR01	Monthly	421
Expeditors International of Washington, Inc.	UBS AG	(349,394)	01/14/31	0.00%	1D OBFR01	Monthly	4,233
Expro Group Holdings NV	Barclays Bank PLC	(2,168,144)	12/23/26	(0.15)%	1D OBFR01	Monthly	10,780
Expro Group Holdings NV	SG Americas Securities LLC	(548,736)	12/08/27	(0.15)%	1D OBFR01	Monthly	(51,350)
Extra Space Storage, Inc.	UBS AG	(6,038,309)	04/18/28	0.00%	1D OBFR01	Monthly	52,480
Extra Space Storage, Inc.	UBS AG	(13,664,100)	01/22/31	0.00%	1D OBFR01	Monthly	550,328
Exxon Mobil Corp.	UBS AG	(31,124,462)	04/18/28	0.00%	1D OBFR01	Monthly	(2,957,463)
Exxon Mobil Corp.	UBS AG	(7,160,954)	01/22/31	0.00%	1D OBFR01	Monthly	(115,066)
Ezaki Glico Co., Ltd.	Barclays Bank PLC	(10,418,599)	05/12/27	(0.20)%	1D P TONA	Monthly	(185,266)
Ezaki Glico Co., Ltd.	JPMorgan Chase Bank N.A.	(1,405,286)	02/10/26	(0.22)%	1D P TONA	Monthly	(38,737)
Ezaki Glico Co., Ltd.	SG Americas Securities LLC	(1,336,526)	12/08/27	(0.25)%	1D P TONA	Monthly	(32,062)
F&G Annuities & Life, Inc.	Barclays Bank PLC	(1,231,511)	12/23/26	(0.15)%	1D OBFR01	Monthly	(32,577)
F&G Annuities & Life, Inc.	BNP Paribas SA	(1,768,009)	04/16/26	(0.15)%	1D OBFR01	Monthly	(111,536)
F&G Annuities & Life, Inc.	Goldman Sachs Bank USA	(407,695)	08/19/26	(0.15)%	1D FEDL01	Monthly	(25,720)
F5, Inc.	Barclays Bank PLC	(14,672)	02/16/27	(0.15)%	1D OBFR01	Monthly	(762)
F5, Inc.	BNP Paribas SA	(117,900)	01/28/28	(0.15)%	1D OBFR01	Monthly	(6,125)
F5, Inc.	Morgan Stanley & Co. International PLC	(305,960)	01/06/27	(0.15)%	1D FEDL01	Monthly	(9,338)
Fabrinet	Morgan Stanley & Co. International PLC	(348,476)	01/06/27	(0.15)%	1D FEDL01	Monthly	(11,262)
FactSet Research Systems, Inc.	Morgan Stanley & Co. International PLC	(755,251)	01/06/27	(0.15)%	1D FEDL01	Monthly	65,681
Fair Isaac Corp.	Bank of America N.A.	(442,112)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,087
Fair Isaac Corp.	Morgan Stanley & Co. International PLC	(20,268,375)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,220,828
Fairfax Financial Holdings Ltd.	Morgan Stanley & Co. International PLC	(1,159,588)	01/06/27	(0.20)%	CABROVER	Monthly	30,783
FANUC Corp.	Barclays Bank PLC	(2,168,390)	05/12/27	(0.20)%	1D P TONA	Monthly	120,507
Farmland Partners, Inc.	BNP Paribas SA	(1,099,050)	04/16/26	(0.15)%	1D OBFR01	Monthly	(106,996)
Fast Retailing Co. Ltd.	Bank of America N.A.	(785,856)	02/15/28	(0.15)%	1D P TONA	Monthly	60,943
Fast Retailing Co. Ltd.	Barclays Bank PLC	(6,330,160)	01/26/27	(0.15)%	1D P TONA	Monthly	187,482
Fast Retailing Co. Ltd.	Barclays Bank PLC	(17,103,741)	05/12/27	(0.15)%	1D P TONA	Monthly	507,064
Fast Retailing Co. Ltd.	Citibank N.A.	(8,532,211)	02/26/26	(0.16)%	1D P TONA	Monthly	252,949
Fast Retailing Co. Ltd.	Citibank N.A.	(7,745,832)	02/26/26	(0.15)%	1D P TONA	Monthly	229,636
Fast Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(9,122,706)	02/10/26	(0.15)%	1D P TONA	Monthly	(377,461)
Fastenal Co.	Morgan Stanley & Co. International PLC	(11,415,799)	01/06/27	(0.15)%	1D FEDL01	Monthly	298,859
FB Financial Corp.	Morgan Stanley & Co. International PLC	(12,075,642)	01/04/27	(0.15)%	1D FEDL01	Monthly	640,059
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
FB Financial Corp.	UBS AG	$ (11,235,273)	04/21/28	0.00%	1D OBFR01	Monthly	$ 569,901
FDJ UNITED, Class A	Bank of America N.A.	(1,495,786)	02/15/28	(0.26)%	1D ESTR	Monthly	33,995
FDJ UNITED, Class A	Barclays Bank PLC	(812,943)	02/19/27	(0.26)%	1D ESTR	Monthly	14,044
FDJ UNITED, Class A	Morgan Stanley & Co. International PLC	(3,654,908)	01/06/27	(0.26)%	1D ESTR	Monthly	51,760
FDJ UNITED, Class A	UBS AG	(3,856,734)	01/03/31	0.00%	1D ESTR	Monthly	96,061
Federal Realty Investment Trust	Barclays Bank PLC	(661,692)	12/23/26	(0.15)%	1D OBFR01	Monthly	(1,210)
Federal Signal Corp.	BNP Paribas SA	(405,352)	01/24/28	(0.15)%	1D OBFR01	Monthly	3,473
Federated Hermes, Inc.	UBS AG	(348,501)	01/14/31	0.00%	1D OBFR01	Monthly	6,603
FedEx Corp.	SG Americas Securities LLC	(19,821,448)	12/08/27	(0.14)%	1D OBFR01	Monthly	(788,695)
Ferguson Enterprises, Inc.	Bank of America N.A.	(109,567)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1)
Ferguson Enterprises, Inc.	Barclays Bank PLC	(617,924)	02/16/27	(0.15)%	1D OBFR01	Monthly	4,951
Ferguson Enterprises, Inc.	BNP Paribas SA	(1,614,275)	01/28/28	(0.15)%	1D OBFR01	Monthly	10,397
Ferguson Enterprises, Inc.	UBS AG	(1,972,630)	01/14/31	0.00%	1D OBFR01	Monthly	(23,571)
Ferrari NV	Barclays Bank PLC	(6,052,405)	02/26/27	(0.26)%	1D ESTR	Monthly	148,978
Ferrari NV	BNP Paribas SA	(13,083,548)	03/22/27	(0.10)%	1D ESTR	Monthly	964,161
Ferrari NV	BNP Paribas SA	(3,773,905)	01/19/28	(0.10)%	1D ESTR	Monthly	92,893
Ferrari NV	JPMorgan Chase Bank N.A.	(9,469,043)	02/10/26	(0.10)%	1D ESTR	Monthly	1,178,762
Ferrari NV	SG Americas Securities LLC	(31,371,335)	12/08/27	(0.04)%	1D ESTR	Monthly	3,497,246
Ferrari NV	SG Americas Securities LLC	(438,743)	12/08/27	(0.15)%	1D OBFR01	Monthly	3,290
Ferrotec Corp.	Barclays Bank PLC	(5,546,697)	05/12/27	(0.15)%	1D P TONA	Monthly	595,462
Ferrovial SE	Barclays Bank PLC	(92,631,894)	08/17/26	0.10%	1D ESTR	Monthly	685,334
Ferrovial SE	SG Americas Securities LLC	(29,098,912)	12/08/27	0.10%	1D ESTR	Monthly	341,545
Ferrovial SE	UBS AG	(42,209,856)	04/18/28	0.00%	1D ESTR	Monthly	981,649
Fevertree Drinks PLC	Barclays Bank PLC	(7,391,584)	12/10/26	(0.25)%	1D SONIA	Monthly	225,877
Fidelis Insurance Holdings Ltd.	Barclays Bank PLC	(1,474,527)	12/23/26	(0.15)%	1D OBFR01	Monthly	(36,506)
Fidelis Insurance Holdings Ltd.	BNP Paribas SA	(620,347)	04/16/26	(0.15)%	1D OBFR01	Monthly	(14,675)
Fidelis Insurance Holdings Ltd.	UBS AG	(2,953,215)	04/21/28	0.00%	1D OBFR01	Monthly	(69,861)
Fidelity National Financial, Inc., Class A	Barclays Bank PLC	(3,917,334)	02/16/27	(0.15)%	1D OBFR01	Monthly	34,269
Fidelity National Financial, Inc., Class A	BNP Paribas SA	(2,085,927)	01/28/28	(0.10)%	1D OBFR01	Monthly	9,916
Fidelity National Financial, Inc., Class A	UBS AG	(778,554)	01/14/31	0.00%	1D OBFR01	Monthly	(1,018)
Fielmann Group AG	SG Americas Securities LLC	(6,538,590)	12/08/27	(0.26)%	1D ESTR	Monthly	387,071
Fifth Third Bancorp	Barclays Bank PLC	(956,823)	02/16/27	(0.15)%	1D OBFR01	Monthly	12,084
Fifth Third Bancorp	BNP Paribas SA	(114,413)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,801)
Fifth Third Bancorp	Morgan Stanley & Co. International PLC	(6,629,934)	01/06/27	(0.15)%	1D FEDL01	Monthly	51,917
Fifth Third Bancorp	UBS AG	(16,618)	01/14/31	0.00%	1D OBFR01	Monthly	(407)
Figma, Inc., Class A	Bank of America N.A.	(734,597)	02/15/28	(0.15)%	1D OBFR01	Monthly	37,531
Financial Institutions, Inc.	Citibank N.A.	(584,621)	06/25/26	(0.15)%	1D OBFR01	Monthly	4,054
Financial Institutions, Inc.	Morgan Stanley & Co. International PLC	(780,523)	01/04/27	(0.15)%	1D FEDL01	Monthly	5,412
Financial Institutions, Inc.	SG Americas Securities LLC	(105,585)	12/08/27	(0.75)%	1D OBFR01	Monthly	(2,359)
Financial Institutions, Inc.	UBS AG	(16,851)	04/21/28	0.00%	1D OBFR01	Monthly	(377)
Financiere de Tubize SA	Bank of America N.A.	(918,724)	02/15/28	(0.26)%	1D ESTR	Monthly	40,712
Financiere de Tubize SA	Barclays Bank PLC	(5,875,296)	02/19/27	(0.26)%	1D ESTR	Monthly	179,955
Financiere de Tubize SA	BNP Paribas SA	(1,104,775)	01/13/28	0.00%	1D ESTR	Monthly	87,740
Financiere de Tubize SA	UBS AG	(16,524)	01/03/31	0.00%	1D ESTR	Monthly	453
FinecoBank Banca Fineco SpA	Bank of America N.A.	(2,981,661)	02/15/28	(0.26)%	1D ESTR	Monthly	(25,156)
FinecoBank Banca Fineco SpA	Citibank N.A.	(307,387)	06/25/26	(0.26)%	1D ESTR	Monthly	(1,033)
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	(10,121,896)	01/04/27	(0.26)%	1D ESTR	Monthly	(34,015)
First Advantage Corp.	BNP Paribas SA	(8,229,651)	04/16/26	(0.15)%	1D OBFR01	Monthly	778,690
First Advantage Corp.	Goldman Sachs Bank USA	(3,422,937)	08/18/26	(0.15)%	1D FEDL01	Monthly	331,991
First Advantage Corp.	SG Americas Securities LLC	(8,611,475)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,099,697
First American Financial Corp.	BNP Paribas SA	(86,048)	01/24/28	(0.15)%	1D OBFR01	Monthly	(3)
First American Financial Corp.	Morgan Stanley & Co. International PLC	(1,177,564)	01/06/27	(0.15)%	1D FEDL01	Monthly	19,285
First Bank of Toyama Ltd.	Bank of America N.A.	(42,450)	02/15/28	(0.25)%	1D P TONA	Monthly	(3,643)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
First Bank of Toyama Ltd.	Barclays Bank PLC	$ (35,356)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 2,227
First Bank of Toyama Ltd.	BNP Paribas SA	(42,450)	03/24/27	(0.25)%	1D TONA	Monthly	(3,643)
First Bank of Toyama Ltd.	Citibank N.A.	(63,026)	02/26/26	(0.25)%	1D P TONA	Monthly	3,969
First Bank of Toyama Ltd.	Morgan Stanley & Co. International PLC	(23,058)	01/06/27	(0.25)%	1D P TONA	Monthly	1,452
First Busey Corp.	Barclays Bank PLC	(562,895)	12/23/26	(0.15)%	1D OBFR01	Monthly	23,208
First Busey Corp.	Morgan Stanley & Co. International PLC	(436,222)	01/04/27	(0.15)%	1D FEDL01	Monthly	17,985
First Financial Bankshares, Inc.	BNP Paribas SA	(377,867)	01/28/28	(0.10)%	1D OBFR01	Monthly	21,069
First Horizon Corp.	Morgan Stanley & Co. International PLC	(2,067,935)	01/06/27	(0.15)%	1D FEDL01	Monthly	11,754
First International Bank Of Israel Ltd.	UBS AG	(113,456)	06/07/28	0.00%	SHIR	Monthly	(397)
First Interstate BancSystem, Inc., Class A	Morgan Stanley & Co. International PLC	(2,667,354)	01/04/27	(0.15)%	1D FEDL01	Monthly	186,653
First Resources Ltd.	BNP Paribas SA	(864,507)	01/14/28	(0.45)%	SORA	Monthly	(27,636)
First Resources Ltd.	UBS AG	(1,179,104)	01/03/31	0.00%	SORA	Monthly	(57,012)
First Solar, Inc.	BNP Paribas SA	(1,324,258)	01/28/28	(0.15)%	1D OBFR01	Monthly	83,673
FirstCash Holdings, Inc.	Barclays Bank PLC	(173,356)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,492
FirstCash Holdings, Inc.	BNP Paribas SA	(1,143,497)	01/28/28	0.00%	1D OBFR01	Monthly	(14,198)
FirstCash Holdings, Inc.	UBS AG	(3,731,572)	04/18/28	0.00%	1D OBFR01	Monthly	(32,898)
FirstCash Holdings, Inc.	UBS AG	(62,365)	01/14/31	0.00%	1D OBFR01	Monthly	(550)
FirstCash Holdings, Inc.	UBS AG	(14,468,161)	01/22/31	0.00%	1D OBFR01	Monthly	124,508
FirstService Corp.	Bank of America N.A.	(675,492)	02/15/28	(0.20)%	CABROVER	Monthly	34,393
FirstService Corp.	Barclays Bank PLC	(1,145,942)	02/16/27	(0.20)%	CABROVER	Monthly	35,561
FirstService Corp.	BNP Paribas SA	(3,185,530)	01/17/28	(0.20)%	CABROVER	Monthly	120,091
FirstService Corp.	Morgan Stanley & Co. International PLC	(3,073,622)	01/04/27	(0.20)%	CABROVER	Monthly	(20,788)
Firstsun Capital Bancorp	UBS AG	(109,673)	04/21/28	0.00%	1D OBFR01	Monthly	(279)
Fisher & Paykel Healthcare Corp., Ltd., Class C	BNP Paribas SA	(779,394)	03/22/27	(0.25)%	1D AONIA	Monthly	(5,667)
Five Below, Inc.	UBS AG	(468,039)	01/22/31	0.00%	1D OBFR01	Monthly	(6,079)
Five9, Inc.	Bank of America N.A.	(503,353)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,551)
Five9, Inc.	Barclays Bank PLC	(97,973)	02/16/27	(0.15)%	1D OBFR01	Monthly	6,282
Five9, Inc.	BNP Paribas SA	(588,204)	01/28/28	(0.10)%	1D OBFR01	Monthly	(422)
Five9, Inc.	UBS AG	(22,337)	01/14/31	0.00%	1D OBFR01	Monthly	1,586
Flagstar Bank NA	Morgan Stanley & Co. International PLC	(125,616)	01/06/27	(0.15)%	1D FEDL01	Monthly	568
Fletcher Building Ltd.	Bank of America N.A.	(444,205)	02/15/28	(0.35)%	1M BBR	Monthly	2,610
Fletcher Building Ltd.	UBS AG	(35,940)	01/22/31	0.00%	1M BBR	Monthly	182
Fletcher Building, Ltd.	Barclays Bank PLC	(2,361,106)	05/12/27	(0.25)%	1D AONIA	Monthly	79,791
Fletcher Building, Ltd.	BNP Paribas SA	(397,303)	03/22/27	(2.00)%	1D AONIA	Monthly	8,142
Fletcher Building, Ltd.	Morgan Stanley & Co. International PLC	(3,010,705)	01/06/27	(0.30)%	1D AONIA	Monthly	94,779
Fletcher Building, Ltd.	UBS AG	(17,541)	04/03/28	0.00%	1D AONIA	Monthly	637
Floor & Decor Holdings, Inc., Class A	Barclays Bank PLC	(1,143,133)	12/23/26	(0.15)%	1D OBFR01	Monthly	56,047
Floor & Decor Holdings, Inc., Class A	Barclays Bank PLC	(410,477)	02/23/27	(0.15)%	1D OBFR01	Monthly	53,699
Floor & Decor Holdings, Inc., Class A	BNP Paribas SA	(440,229)	01/28/28	(0.15)%	1D OBFR01	Monthly	36,027
FLSmidth & Co A/S	Barclays Bank PLC	(936,994)	02/19/27	(0.26)%	DESTR	Monthly	1,632
FLSmidth & Co A/S	UBS AG	(5,233,826)	04/24/28	0.00%	DESTR	Monthly	(254,659)
Flutter Entertainment PLC	Morgan Stanley & Co. International PLC	(3,928,199)	01/06/27	(0.15)%	1D FEDL01	Monthly	347,747
Flywire Corp.	Morgan Stanley & Co. International PLC	(1,327,893)	01/04/27	(0.15)%	1D FEDL01	Monthly	111,060
FNB Corp/PA	UBS AG	(323,082)	04/18/28	0.00%	1D OBFR01	Monthly	(3,190)
FNB Corp/PA	UBS AG	(3,788,478)	01/22/31	0.00%	1D OBFR01	Monthly	94,712
Food & Life Cos Ltd.	Barclays Bank PLC	(97,851)	01/26/27	0.00%	1D P TONA	Monthly	(483)
Food & Life Cos Ltd.	Barclays Bank PLC	(9,211,181)	09/09/27	(0.15)%	1D P TONA	Monthly	208,164
Food & Life Cos Ltd.	Citibank N.A.	(616,245)	02/26/26	(0.15)%	1D P TONA	Monthly	15,315
Foran Mining Corp.	BNP Paribas SA	(15,709)	01/17/28	(0.20)%	CABROVER	Monthly	(1,574)
Forbo Holding AG, Registered Shares	BNP Paribas SA	(122,180)	03/17/27	(0.26)%	SSARON	Monthly	538
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ford Motor Co.	Barclays Bank PLC	$ (19,884,093)	12/23/26	(0.15)%	1D OBFR01	Monthly	$ (246,557)
Ford Motor Co.	Barclays Bank PLC	(9,392,192)	02/23/27	(0.15)%	1D OBFR01	Monthly	(116,746)
Fortinet, Inc.	UBS AG	(12,438,292)	04/18/28	0.00%	1D OBFR01	Monthly	(142,706)
Fortive Corp.	Bank of America N.A.	(557,399)	02/15/28	(0.15)%	1D OBFR01	Monthly	(116)
Fortive Corp.	Barclays Bank PLC	(17,218,140)	12/23/26	(0.15)%	1D OBFR01	Monthly	600,999
Fortive Corp.	Barclays Bank PLC	(163,011)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,690
Fortive Corp.	BNP Paribas SA	(485,269)	01/28/28	(0.15)%	1D OBFR01	Monthly	14,521
Fortive Corp.	UBS AG	(603,202)	01/14/31	0.00%	1D OBFR01	Monthly	23,771
Fortum OYJ	Bank of America N.A.	(1,618,938)	02/15/28	(0.26)%	1D ESTR	Monthly	(45,397)
Fortum OYJ	BNP Paribas SA	(844,396)	03/24/27	(0.26)%	1D ESTR	Monthly	(23,678)
Fortum OYJ	Morgan Stanley & Co. International PLC	(30,174,103)	01/04/27	(0.26)%	1D ESTR	Monthly	(671,092)
Fortum OYJ	UBS AG	(20,783,395)	04/18/28	0.00%	1D ESTR	Monthly	(582,795)
Fortum OYJ	UBS AG	(5,128,126)	09/03/29	0.00%	1D ESTR	Monthly	(137,623)
Fortune Brands Innovations, Inc.	Barclays Bank PLC	(5,334,633)	02/23/27	(0.15)%	1D OBFR01	Monthly	189,020
Fox Corp.	Bank of America N.A.	(580,100)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,599)
Fox Corp.	Barclays Bank PLC	(380,902)	02/16/27	(0.15)%	1D OBFR01	Monthly	(320)
Fox Corp.	BNP Paribas SA	(3,949,462)	01/24/28	(0.15)%	1D OBFR01	Monthly	(31,531)
Fox Corp.	BNP Paribas SA	(630,518)	01/28/28	0.00%	1D OBFR01	Monthly	(703)
Fox Corp.	UBS AG	(1,097,467)	01/14/31	0.00%	1D OBFR01	Monthly	(11,264)
Fox Corp., Class B	UBS AG	(168,508)	01/22/31	0.00%	1D OBFR01	Monthly	(6)
Fox Factory Holding Corp.	Barclays Bank PLC	(236,720)	12/23/26	(0.15)%	1D OBFR01	Monthly	6,058
Franco-Nevada Corp.	Bank of America N.A.	(518,250)	02/15/28	(0.20)%	CABROVER	Monthly	(11)
Franco-Nevada Corp.	Barclays Bank PLC	(1,206,221)	10/23/26	(0.20)%	CABROVER	Monthly	127,095
Franco-Nevada Corp.	Morgan Stanley & Co. International PLC	(8,167,241)	01/06/27	(0.20)%	CABROVER	Monthly	860,554
Franklin BSP Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(2,069,985)	01/04/27	(0.15)%	1D FEDL01	Monthly	(4,043)
Fraport AG Frankfurt Airport Services Worldwide	Bank of America N.A.	(7,371,992)	02/15/28	(0.26)%	1D ESTR	Monthly	(404,200)
Fraport AG Frankfurt Airport Services Worldwide	Barclays Bank PLC	(8,899,816)	12/10/26	(0.26)%	1D ESTR	Monthly	(169,324)
Fraport AG Frankfurt Airport Services Worldwide	UBS AG	(6,838,329)	04/24/28	0.00%	1D ESTR	Monthly	(374,940)
Frasers Group PLC	Barclays Bank PLC	(3,039,824)	12/10/26	(0.25)%	1D SONIA	Monthly	(3,862)
Freee KK	Barclays Bank PLC	(124,574)	05/12/27	(1.72)%	1D P TONA	Monthly	10,333
Freee KK	Morgan Stanley & Co. International PLC	(3,633,714)	01/06/27	(1.00)%	1D P TONA	Monthly	301,403
Freehold Royalties Ltd.	Morgan Stanley & Co. International PLC	(9,302,300)	01/04/27	(0.24)%	CABROVER	Monthly	(255,072)
Fresenius Medical Care AG	BNP Paribas SA	(57,462)	01/19/28	(0.26)%	1D ESTR	Monthly	(117)
Freshpet, Inc.	Barclays Bank PLC	(748,498)	12/23/26	(0.15)%	1D OBFR01	Monthly	28,427
Fresnillo PLC	Bank of America N.A.	(140,645)	02/15/28	(0.25)%	1D SONIA	Monthly	5,808
Fresnillo PLC	Bank of America N.A.	(199,951)	02/15/28	(0.25)%	1D SONIA	Monthly	5,526
Fresnillo PLC	Barclays Bank PLC	(16,800,850)	08/17/26	(0.25)%	1D SONIA	Monthly	1,995,314
Fresnillo PLC	SG Americas Securities LLC	(12,753,344)	12/08/27	(0.02)%	1D SONIA	Monthly	(589,372)
FTAI Aviation Ltd.	Morgan Stanley & Co. International PLC	(15,995,792)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,153,807
FTAI Aviation Ltd.	UBS AG	(1,422,361)	01/22/31	0.00%	1D OBFR01	Monthly	28,355
Fuji Corp.	BNP Paribas SA	(1,892,827)	03/24/27	(0.25)%	1D TONA	Monthly	47,527
Fuji Corp.	Citibank N.A.	(663,699)	02/26/26	(0.15)%	1D P TONA	Monthly	35,459
Fuji Electric Co., Ltd.	Barclays Bank PLC	(2,978,987)	05/12/27	(0.20)%	1D P TONA	Monthly	44,203
Fuji Electric Co., Ltd.	Barclays Bank PLC	(3,817,731)	09/09/27	(0.20)%	1D P TONA	Monthly	56,649
Fuji Electric Co., Ltd.	Citibank N.A.	(3,557,431)	02/26/26	(0.16)%	1D P TONA	Monthly	52,786
Fuji Electric Co., Ltd.	JPMorgan Chase Bank N.A.	(3,899,425)	02/10/26	(0.15)%	1D P TONA	Monthly	302,178
Fuji Media Holdings, Inc.	Barclays Bank PLC	(465,541)	09/09/27	(1.00)%	1D P TONA	Monthly	4,724
Fuji Media Holdings, Inc.	Morgan Stanley & Co. International PLC	(2,180,156)	01/06/27	(1.13)%	1D P TONA	Monthly	22,124
FUJIFILM Holdings Corp.	Bank of America N.A.	(82,267)	02/15/28	(0.25)%	1D P TONA	Monthly	8,359
FUJIFILM Holdings Corp.	Bank of America N.A.	(474,225)	03/15/28	(0.25)%	1D P TONA	Monthly	18,789
FUJIFILM Holdings Corp.	Barclays Bank PLC	(4,301,300)	01/26/27	(0.15)%	1D P TONA	Monthly	170,417

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
FUJIFILM Holdings Corp.	Barclays Bank PLC	$ (3,228,152)	09/09/27	(0.15)%	1D P TONA	Monthly	$ 127,992
Fujikura Ltd.	Barclays Bank PLC	(15,176,625)	05/12/27	(0.15)%	1D P TONA	Monthly	(1,074,694)
Fujikura Ltd.	Barclays Bank PLC	(4,736,593)	09/09/27	(0.15)%	1D P TONA	Monthly	(316,021)
Fujikura Ltd.	Citibank N.A.	(2,406,193)	02/26/26	(0.15)%	1D P TONA	Monthly	(170,388)
Fujita Kanko, Inc.	Bank of America N.A.	(1,051,407)	02/15/28	(0.19)%	1D P TONA	Monthly	87,556
Fujita Kanko, Inc.	Barclays Bank PLC	(1,346,595)	05/12/27	(0.44)%	1D P TONA	Monthly	107,127
Fujita Kanko, Inc.	BNP Paribas SA	(7,033)	03/24/27	(0.25)%	1D TONA	Monthly	586
Fujita Kanko, Inc.	Goldman Sachs Bank USA	(386,805)	08/19/26	(0.25)%	1D P TONA	Monthly	32,211
Fujita Kanko, Inc.	JPMorgan Chase Bank N.A.	(334,011)	02/10/26	(0.16)%	1D P TONA	Monthly	29,382
Fujita Kanko, Inc.	Morgan Stanley & Co. International PLC	(1,024,393)	01/06/27	(0.26)%	1D P TONA	Monthly	81,494
Fujita Kanko, Inc.	SG Americas Securities LLC	(563,754)	12/08/27	(1.25)%	1D P TONA	Monthly	49,592
Fujita Kanko, Inc.	UBS AG	(565,444)	04/03/28	0.00%	1D P TONA	Monthly	44,835
Furuno Electric Co., Ltd.	Citibank N.A.	(622,173)	02/26/26	(0.25)%	1D P TONA	Monthly	12,970
Furuya Metal Co. Ltd.	Barclays Bank PLC	(4,903,974)	05/12/27	(0.17)%	1D P TONA	Monthly	(422,473)
Fuso Chemical Co. Ltd.	Barclays Bank PLC	(2,981,287)	05/12/27	(0.20)%	1D P TONA	Monthly	12,306
Fuso Chemical Co. Ltd.	SG Americas Securities LLC	(101,266)	12/08/27	(0.25)%	1D P TONA	Monthly	(14,408)
G Mining Ventures Corp.	Barclays Bank PLC	(1,355,442)	10/23/26	(0.50)%	CABROVER	Monthly	162,730
G Mining Ventures Corp.	Barclays Bank PLC	(2,475,212)	12/23/26	(0.50)%	CABROVER	Monthly	297,167
G Mining Ventures Corp.	BNP Paribas SA	(2,604,980)	08/17/26	(0.87)%	CABROVER	Monthly	(105,031)
G Mining Ventures Corp.	JPMorgan Chase Bank N.A.	(885,443)	02/10/26	(0.71)%	CABROVER	Monthly	(79,093)
G Mining Ventures Corp.	Morgan Stanley & Co. International PLC	(22,832,347)	01/04/27	(0.54)%	CABROVER	Monthly	2,741,185
G Mining Ventures Corp.	Morgan Stanley & Co. International PLC	(13,392,535)	01/06/27	(0.54)%	CABROVER	Monthly	1,607,869
G Mining Ventures Corp.	UBS AG	(6,182,692)	04/18/28	0.00%	1D CORRA	Monthly	(308,232)
G Mining Ventures Corp.	UBS AG	(1,494,622)	09/04/29	0.00%	1D CORRA	Monthly	(74,513)
Galaxy Digital, Inc., Class A	Barclays Bank PLC	(284,958)	02/23/27	(0.20)%	CABROVER	Monthly	7,868
Galaxy Digital, Inc., Class A	Citibank N.A.	(1,909,879)	02/24/28	(0.49)%	1D CORRA	Monthly	184,625
Galaxy Digital, Inc., Class A	Morgan Stanley & Co. International PLC	(158,317)	01/06/27	(0.24)%	CABROVER	Monthly	15,304
Galaxy Digital, Inc., Class A	SG Americas Securities LLC	(620,303)	12/08/27	(0.20)%	CABROVER	Monthly	(54,893)
Galderma Group AG	Morgan Stanley & Co. International PLC	(6,742,622)	01/04/27	(0.26)%	SSARON	Monthly	350,629
Galderma Group AG	UBS AG	(149,073)	01/20/31	0.00%	SSARON	Monthly	(233)
Galenica AG	Barclays Bank PLC	(4,244,884)	12/10/26	(0.26)%	SSARON	Monthly	42,215
Galenica AG	BNP Paribas SA	(7,900,294)	03/17/27	(0.26)%	SSARON	Monthly	173,569
Gaming and Leisure Properties, Inc.	Bank of America N.A.	(618,440)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,709
Gaming and Leisure Properties, Inc.	Barclays Bank PLC	(3,789,704)	02/16/27	(0.15)%	1D OBFR01	Monthly	22,425
Gaming and Leisure Properties, Inc.	UBS AG	(3,127,711)	01/14/31	0.00%	1D OBFR01	Monthly	20,316
GATX Corp.	BNP Paribas SA	(3,928,485)	04/16/26	(0.15)%	1D OBFR01	Monthly	12,690
GATX Corp.	BNP Paribas SA	(15,047)	01/28/28	(0.15)%	1D OBFR01	Monthly	(416)
Gaztransport Et Technigaz SA	Morgan Stanley & Co. International PLC	(5,707,997)	01/04/27	(0.26)%	1D ESTR	Monthly	(183,439)
GB Group PLC	Barclays Bank PLC	(221,982)	12/10/26	(0.25)%	1D SONIA	Monthly	(621)
GE HealthCare Technologies, Inc.	Bank of America N.A.	(653,298)	02/15/28	(0.15)%	1D OBFR01	Monthly	(21)
GE HealthCare Technologies, Inc.	SG Americas Securities LLC	(30,002,435)	12/08/27	0.20%	1D OBFR01	Monthly	3,127,522
GEA Group AG	BNP Paribas SA	(597,173)	01/19/28	(0.26)%	1D ESTR	Monthly	(1,234)
Geberit AG	UBS AG	(10,452,185)	01/20/31	0.00%	SSARON	Monthly	188,769
Geberit AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(18,351,357)	01/06/27	(0.26)%	SSARON	Monthly	332,920
Geberit AG, Class N, Registered Shares	SG Americas Securities LLC	(60,146,717)	12/08/27	(0.26)%	SSARON	Monthly	4,358,056
Geberit AG, Class N, Registered Shares	UBS AG	(208,013)	04/18/28	0.00%	SSARON	Monthly	3,370
Gen Digital, Inc.	Barclays Bank PLC	(24,236)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,182
Gen Digital, Inc.	Citibank N.A.	(10,995,668)	02/24/28	(0.15)%	1D OBFR01	Monthly	536,268
Gen Digital, Inc.	SG Americas Securities LLC	(20,252,992)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,945,936
Gen Digital, Inc.	UBS AG	(6,542)	04/18/28	0.00%	1D OBFR01	Monthly	593
Gen Digital, Inc.	UBS AG	(461,192)	01/14/31	0.00%	1D OBFR01	Monthly	26,181
Gen Digital, Inc.	UBS AG	(7,747,433)	01/22/31	0.00%	1D OBFR01	Monthly	377,849
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
GENDA INC	Barclays Bank PLC	$ (1,947,759)	05/12/27	(2.01)%	1D P TONA	Monthly	$ 297,595
GENDA INC	Morgan Stanley & Co. International PLC	(249,227)	01/06/27	(2.50)%	1D P TONA	Monthly	38,079
GeneDx Holdings Corp.	Barclays Bank PLC	(57,868)	12/23/26	(0.15)%	1D OBFR01	Monthly	3,192
GeneDx Holdings Corp.	SG Americas Securities LLC	(5,763,980)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,727,894
Generac Holdings, Inc.	BNP Paribas SA	(12,445,930)	04/16/26	(0.15)%	1D OBFR01	Monthly	(509,618)
Generac Holdings, Inc.	BNP Paribas SA	(1,012,638)	01/28/28	(0.15)%	1D OBFR01	Monthly	14,312
General Motors Co.	Bank of America N.A.	(1,501,921)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,551)
Genesis Minerals Ltd.	Barclays Bank PLC	(450,480)	01/20/27	(0.25)%	1D AONIA	Monthly	22,268
Genesis Minerals Ltd.	Barclays Bank PLC	(2,657,504)	01/27/27	(0.25)%	1D AONIA	Monthly	131,287
Genesis Minerals Ltd.	Barclays Bank PLC	(9,554,158)	09/09/27	(0.25)%	1D AONIA	Monthly	472,271
Genesis Minerals Ltd.	BNP Paribas SA	(720,109)	09/07/26	(1.00)%	1D AONIA	Monthly	22,504
Genesis Minerals Ltd.	BNP Paribas SA	(575,081)	03/22/27	(1.00)%	1D AONIA	Monthly	17,972
Genesis Minerals Ltd.	JPMorgan Chase Bank N.A.	(244,164)	02/10/26	(0.25)%	1D AONIA	Monthly	10,187
Genesis Minerals Ltd.	JPMorgan Chase Bank N.A.	(496,197)	02/10/26	(0.25)%	1D AONIA	Monthly	20,703
Genesis Minerals Ltd.	Morgan Stanley & Co. International PLC	(2,996,496)	01/06/27	(0.30)%	1D AONIA	Monthly	148,120
Genesis Minerals Ltd.	Morgan Stanley & Co. International PLC	(1,260,413)	01/07/27	(0.30)%	1D AONIA	Monthly	62,303
Genesis Minerals Ltd.	SG Americas Securities LLC	(141,986)	12/08/27	(0.41)%	1D AONIA	Monthly	5,924
Genesis Minerals Ltd.	SG Americas Securities LLC	(26,415)	12/08/27	(0.30)%	1D AONIA	Monthly	1,093
Genesis Minerals Ltd.	UBS AG	(1,038,954)	04/18/28	0.00%	1D AONIA	Monthly	32,468
Genesis Minerals Ltd.	UBS AG	(6,062,714)	09/03/29	0.00%	1D AONIA	Monthly	189,464
Genky DrugStores Co., Ltd.	Barclays Bank PLC	(1,263,014)	05/12/27	(0.20)%	1D P TONA	Monthly	108,219
Genky DrugStores Co., Ltd.	BNP Paribas SA	(487,946)	03/24/27	(0.25)%	1D TONA	Monthly	16,768
Genky DrugStores Co., Ltd.	Morgan Stanley & Co. International PLC	(327,669)	01/06/27	(0.25)%	1D P TONA	Monthly	28,076
Genky DrugStores Co., Ltd.	SG Americas Securities LLC	(204,316)	12/08/27	(0.41)%	1D P TONA	Monthly	19,113
Genuine Parts Co.	Bank of America N.A.	(129,080)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,683)
Genuine Parts Co.	Barclays Bank PLC	(43,442,995)	12/23/26	(0.15)%	1D OBFR01	Monthly	(678,129)
Genuine Parts Co.	Barclays Bank PLC	(401,215)	02/16/27	(0.15)%	1D OBFR01	Monthly	(6,304)
Genuine Parts Co.	Barclays Bank PLC	(4,108,908)	02/23/27	(0.15)%	1D OBFR01	Monthly	(64,683)
Genuine Parts Co.	BNP Paribas SA	(137,898)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,065)
Genuine Parts Co.	UBS AG	(497,207)	01/14/31	0.00%	1D OBFR01	Monthly	3,654
Genuit Group PLC	SG Americas Securities LLC	(2,436,695)	12/08/27	(0.25)%	1D SONIA	Monthly	(16,463)
George Weston Ltd.	Morgan Stanley & Co. International PLC	(369,837)	01/06/27	(0.20)%	CABROVER	Monthly	5,832
German American Bancorp, Inc.	BNP Paribas SA	(3,144,442)	04/16/26	(0.15)%	1D OBFR01	Monthly	(107,443)
German American Bancorp, Inc.	Morgan Stanley & Co. International PLC	(3,233,596)	01/04/27	(0.15)%	1D FEDL01	Monthly	(35,748)
German American Bancorp, Inc.	SG Americas Securities LLC	(3,917,921)	12/08/27	(0.15)%	1D OBFR01	Monthly	(139,857)
Gerresheimer AG	UBS AG	(1,083,084)	04/24/28	0.00%	1D ESTR	Monthly	41,400
Gestamp Automocion SA	Bank of America N.A.	(657,227)	02/15/28	(0.26)%	1D ESTR	Monthly	16,788
Gestamp Automocion SA	SG Americas Securities LLC	(4,387,664)	12/08/27	(0.26)%	1D ESTR	Monthly	120,328
Getlink SE	UBS AG	(9,598)	04/18/28	0.00%	1D ESTR	Monthly	(457)
Getlink SE	UBS AG	(3,635,035)	01/20/31	0.00%	1D ESTR	Monthly	(156,482)
GFL Environmental, Inc.	Barclays Bank PLC	(2,001,412)	12/23/26	(0.18)%	CABROVER	Monthly	100,428
GFL Environmental, Inc.	BNP Paribas SA	(187,140)	01/24/28	(0.20)%	CABROVER	Monthly	(16)
GFL Environmental, Inc.	Morgan Stanley & Co. International PLC	(27,542,655)	01/04/27	(0.20)%	CABROVER	Monthly	1,372,863
Gibraltar Industries, Inc.	Morgan Stanley & Co. International PLC	(96,315)	01/04/27	(0.15)%	1D FEDL01	Monthly	(207)
Gift Holdings, Inc.	Morgan Stanley & Co. International PLC	(116,012)	01/06/27	(1.00)%	1D P TONA	Monthly	4,469
Gildan Activewear, Inc., Class A	Morgan Stanley & Co. International PLC	(7,894,175)	01/04/27	(0.20)%	CABROVER	Monthly	209,795
Gildan Activewear, Inc., Class A	Morgan Stanley & Co. International PLC	(16,723,758)	01/06/27	(0.20)%	CABROVER	Monthly	725,154
Gitlab, Inc., Class A	UBS AG	(334,420)	01/22/31	0.00%	1D OBFR01	Monthly	(24)
Givaudan SA	Bank of America N.A.	(235,731)	02/15/28	(0.26)%	SSARON	Monthly	(64)
Givaudan SA	SG Americas Securities LLC	(7,119,358)	12/08/27	0.09%	SSARON	Monthly	393,410

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Glacier Bancorp, Inc.	Bank of America N.A.	$ (76,456)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ (3,618)
Glacier Bancorp, Inc.	Barclays Bank PLC	(419,257)	02/16/27	(0.15)%	1D OBFR01	Monthly	(6,810)
Glacier Bancorp, Inc.	BNP Paribas SA	(1,770,087)	04/16/26	(0.15)%	1D OBFR01	Monthly	(60,474)
Glanbia PLC	Barclays Bank PLC	(2,064,903)	12/10/26	(0.26)%	1D ESTR	Monthly	(42,856)
Glanbia PLC	SG Americas Securities LLC	(5,644,731)	12/08/27	(0.26)%	1D ESTR	Monthly	(570,600)
Glaukos Corp.	Bank of America N.A.	(89,891)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2)
Glaukos Corp.	Morgan Stanley & Co. International PLC	(474,977)	01/06/27	(0.15)%	1D FEDL01	Monthly	18,229
Glencore PLC	UBS AG	(2,025,806)	04/18/28	0.00%	1D SONIA	Monthly	(29,776)
Glencore PLC	UBS AG	(1,969,818)	09/03/29	0.00%	1D SONIA	Monthly	(47,273)
Glencore PLC	UBS AG	(1,383,029)	01/20/31	0.00%	1D SONIA	Monthly	9,652
Glenveagh Properties PLC	Barclays Bank PLC	(149,195)	12/10/26	(0.26)%	1D ESTR	Monthly	3,860
Glenveagh Properties PLC	SG Americas Securities LLC	(1,524,112)	12/08/27	(0.26)%	1D ESTR	Monthly	3,107
Global Business Travel Group, Inc., Class A	SG Americas Securities LLC	(1,272,282)	12/08/27	(0.15)%	1D OBFR01	Monthly	215,902
Global Business Travel Group, Inc., Class A	UBS AG	(3,828,504)	04/21/28	0.00%	1D OBFR01	Monthly	400,366
Global Net Lease, Inc.	Barclays Bank PLC	(5,941,684)	12/23/26	(0.15)%	1D OBFR01	Monthly	—
Global Payments, Inc.	Morgan Stanley & Co. International PLC	(1,948,168)	01/06/27	(0.15)%	1D FEDL01	Monthly	59,541
GlobalData PLC	Morgan Stanley & Co. International PLC	(117,444)	01/04/27	(0.25)%	1D SONIA	Monthly	14,132
Globalstar, Inc.	UBS AG	(463,696)	01/22/31	0.00%	1D OBFR01	Monthly	28,597
Globe Life, Inc.	Barclays Bank PLC	(91,423)	02/16/27	(0.15)%	1D OBFR01	Monthly	(1,263)
Globe Life, Inc.	UBS AG	(303,817)	01/14/31	0.00%	1D OBFR01	Monthly	(3,265)
Globus Medical, Inc., Class A	BNP Paribas SA	(460,445)	04/16/26	(0.15)%	1D OBFR01	Monthly	11,397
Globus Medical, Inc., Class A	BNP Paribas SA	(2,704,090)	01/24/28	(0.15)%	1D OBFR01	Monthly	111,912
GLP J-REIT	Barclays Bank PLC	(532,259)	05/12/27	(0.15)%	1D P TONA	Monthly	8,519
GMO Payment Gateway, Inc.	Barclays Bank PLC	(3,776,462)	05/12/27	(0.20)%	1D P TONA	Monthly	172,493
GoDaddy, Inc., Class A	UBS AG	(1,049,763)	01/14/31	0.00%	1D OBFR01	Monthly	32,702
Godo Steel Ltd.	Barclays Bank PLC	(167,459)	05/12/27	(0.15)%	1D P TONA	Monthly	6,958
Godo Steel Ltd.	BNP Paribas SA	(253,838)	03/24/27	(0.25)%	1D TONA	Monthly	15,676
Godo Steel Ltd.	Citibank N.A.	(135,048)	02/26/26	(0.25)%	1D P TONA	Monthly	5,612
Godo Steel Ltd.	Morgan Stanley & Co. International PLC	(118,842)	01/06/27	(0.25)%	1D P TONA	Monthly	4,938
Godo Steel Ltd.	SG Americas Securities LLC	(64,939)	12/08/27	(0.25)%	1D P TONA	Monthly	221
Golar LNG Ltd.	SG Americas Securities LLC	(6,790,148)	12/08/27	(0.15)%	1D OBFR01	Monthly	(197,989)
Goodman Group	Barclays Bank PLC	(1,349,134)	01/27/27	(0.25)%	1D AONIA	Monthly	8,870
Goodman Group	Barclays Bank PLC	(23,391,227)	05/12/27	(0.25)%	1D AONIA	Monthly	154,487
Goodman Group	Barclays Bank PLC	(17,633,228)	09/09/27	(0.25)%	1D AONIA	Monthly	117,666
Goodman Group	Morgan Stanley & Co. International PLC	(3,090,420)	01/07/27	(0.30)%	1D AONIA	Monthly	20,411
GPT Group	BNP Paribas SA	(9,787,078)	09/07/26	(0.25)%	1D AONIA	Monthly	277,396
Grab Holdings Ltd.	Barclays Bank PLC	(602,217)	02/23/27	(0.15)%	1D OBFR01	Monthly	5,046
Graco, Inc.	BNP Paribas SA	(2,056,802)	01/24/28	(0.10)%	1D OBFR01	Monthly	(1,042)
Graco, Inc.	Morgan Stanley & Co. International PLC	(10,964,823)	01/06/27	(0.15)%	1D FEDL01	Monthly	24,208
Graham Holdings Co	BNP Paribas SA	(398,705)	01/28/28	(0.15)%	1D OBFR01	Monthly	9,051
Graham Holdings Co, Class B	Barclays Bank PLC	(1,573,402)	12/23/26	(0.15)%	1D OBFR01	Monthly	20,617
Great Portland Estates PLC	BNP Paribas SA	(1,301,658)	03/17/27	(0.25)%	1D SONIA	Monthly	(134,390)
Greatland Resources Ltd.	Barclays Bank PLC	(760,700)	05/12/27	(1.06)%	1D AONIA	Monthly	67,765
Greatland Resources Ltd.	Citibank N.A.	(12,661,023)	07/06/26	(0.25)%	1D SONIA	Monthly	959,437
Greatland Resources Ltd.	Morgan Stanley & Co. International PLC	(617,117)	01/06/27	(0.30)%	1D AONIA	Monthly	66,611
Greatland Resources Ltd.	UBS AG	(1,655,700)	04/03/28	0.00%	1D AONIA	Monthly	105,598
Great-West Lifeco, Inc.	Morgan Stanley & Co. International PLC	(9,355,361)	01/06/27	(0.20)%	CABROVER	Monthly	121,686
Green Brick Partners, Inc.	SG Americas Securities LLC	(4,879,760)	12/08/27	(0.15)%	1D OBFR01	Monthly	(144,076)
Greggs PLC	BNP Paribas SA	(1,731,095)	03/17/27	(0.25)%	1D SONIA	Monthly	41,559
Greggs PLC	Morgan Stanley & Co. International PLC	(869,084)	01/04/27	(0.25)%	1D SONIA	Monthly	27,220
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Greggs PLC	SG Americas Securities LLC	$ (855,788)	12/08/27	(0.30)%	1D SONIA	Monthly	$ 20,525
Grifols SA	Barclays Bank PLC	(1,069,724)	12/10/26	(0.26)%	1D ESTR	Monthly	9,482
Grifols SA	Barclays Bank PLC	(817,204)	02/19/27	(0.26)%	1D ESTR	Monthly	13,777
Grifols SA	Barclays Bank PLC	(957,572)	02/26/27	(0.26)%	1D ESTR	Monthly	8,459
Grifols SA	UBS AG	(492,637)	01/03/31	0.00%	1D ESTR	Monthly	8,076
Groupe Dynamite, Inc.	Morgan Stanley & Co. International PLC	(1,062,898)	01/04/27	(0.20)%	CABROVER	Monthly	75,633
GS Yuasa Corp.	Barclays Bank PLC	(4,117,727)	05/12/27	(0.20)%	1D P TONA	Monthly	165,036
GS Yuasa Corp.	BNP Paribas SA	(3,815,584)	03/24/27	(0.25)%	1D TONA	Monthly	256,300
GSK PLC	Barclays Bank PLC	(5,908,776)	08/17/26	0.10%	1D SONIA	Monthly	(222,092)
GSK PLC	Barclays Bank PLC	(24,192,081)	12/10/26	0.10%	1D SONIA	Monthly	(1,139,156)
GSK PLC	BNP Paribas SA	(4,422,002)	01/19/28	(0.25)%	1D SONIA	Monthly	(58,065)
GSK PLC	JPMorgan Chase Bank N.A.	(5,877,854)	02/10/26	0.05%	1D SONIA	Monthly	3,145
Gulfport Energy Corp.	Barclays Bank PLC	(7,322,331)	12/23/26	(0.15)%	1D OBFR01	Monthly	(369,978)
Gunze Ltd.	Barclays Bank PLC	(4,751,344)	05/12/27	(0.17)%	1D P TONA	Monthly	94,512
Gunze Ltd.	SG Americas Securities LLC	(471,331)	12/08/27	(0.25)%	1D P TONA	Monthly	(8,305)
GXO Logistics, Inc.	Bank of America N.A.	(82,339)	02/15/28	(0.15)%	1D OBFR01	Monthly	793
GXO Logistics, Inc.	Barclays Bank PLC	(20,999)	02/16/27	(0.15)%	1D OBFR01	Monthly	400
GXO Logistics, Inc.	SG Americas Securities LLC	(8,811,099)	12/08/27	(0.15)%	1D OBFR01	Monthly	(124,745)
H & M Hennes & Mauritz AB, Class B	Bank of America N.A.	(1,659,042)	02/15/28	(0.26)%	1D STIBOR	Monthly	(16,241)
H & M Hennes & Mauritz AB, Class B	Barclays Bank PLC	(9,086,236)	08/17/26	(0.26)%	1D STIBOR	Monthly	(92,605)
H & M Hennes & Mauritz AB, Class B	Barclays Bank PLC	(973,643)	02/26/27	(0.26)%	1D STIBOR	Monthly	(9,531)
H2O America	Barclays Bank PLC	(1,381,329)	12/23/26	(0.15)%	1D OBFR01	Monthly	14,186
H2O America	Morgan Stanley & Co. International PLC	(554,246)	01/04/27	(0.15)%	1D FEDL01	Monthly	5,692
Haleon PLC	BNP Paribas SA	(1,973,669)	03/22/27	(0.25)%	1D SONIA	Monthly	(109,008)
Haleon PLC	UBS AG	(35,966,422)	04/18/28	0.00%	1D SONIA	Monthly	(1,964,656)
Haleon PLC	UBS AG	(89,581,189)	09/03/29	0.00%	1D SONIA	Monthly	(4,937,692)
Halliburton Co.	BNP Paribas SA	(4,668,884)	01/24/28	(0.15)%	1D OBFR01	Monthly	52,309
Halliburton Co.	SG Americas Securities LLC	(4,702,771)	12/08/27	(0.15)%	1D OBFR01	Monthly	(197,350)
Halozyme Therapeutics, Inc.	Barclays Bank PLC	(563,830)	02/16/27	(0.15)%	1D OBFR01	Monthly	12,524
Hamilton Insurance Group Ltd., Class B	Morgan Stanley & Co. International PLC	(2,818,797)	01/04/27	(0.15)%	1D FEDL01	Monthly	(75,084)
Hamilton Insurance Group Ltd., Class B	SG Americas Securities LLC	(7,950,203)	12/08/27	(0.15)%	1D OBFR01	Monthly	(245,121)
Hammond Power Solutions, Inc., Class A	Bank of America N.A.	(22,469)	02/15/28	(2.84)%	CABROVER	Monthly	(2,718)
Hammond Power Solutions, Inc., Class A	Barclays Bank PLC	(274,557)	12/23/26	(1.75)%	CABROVER	Monthly	(32,566)
Hammond Power Solutions, Inc., Class A	BNP Paribas SA	(165,632)	05/18/26	(0.20)%	CABROVER	Monthly	(20,040)
Hammond Power Solutions, Inc., Class A	Citibank N.A.	(28,529)	02/24/28	(4.00)%	1D CORRA	Monthly	(3,384)
Hammond Power Solutions, Inc., Class A	Morgan Stanley & Co. International PLC	(4,158,207)	01/04/27	(1.34)%	CABROVER	Monthly	(493,224)
Hammond Power Solutions, Inc., Class A	UBS AG	(547,716)	04/21/28	0.00%	1D CORRA	Monthly	(66,268)
Hancock Whitney Corp.	UBS AG	(15,326)	01/14/31	0.00%	1D OBFR01	Monthly	(85)
Hankyu Hanshin Holdings, Inc.	Bank of America N.A.	(196,906)	02/15/28	(0.15)%	1D P TONA	Monthly	(9,724)
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(7,886,788)	01/20/27	(0.20)%	1D P TONA	Monthly	(185,762)
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(32,478,206)	05/12/27	(0.20)%	1D P TONA	Monthly	(962,422)
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(9,356,197)	09/09/27	(0.20)%	1D P TONA	Monthly	(277,251)
Hankyu Hanshin Holdings, Inc.	Morgan Stanley & Co. International PLC	(1,003,418)	01/07/27	(0.25)%	1D P TONA	Monthly	(29,734)
Hankyu Hanshin Holdings, Inc.	UBS AG	(1,670,283)	01/06/31	0.00%	1D P TONA	Monthly	(46,984)
Hannover Rueck SE	UBS AG	(5,314,709)	01/20/31	0.00%	1D ESTR	Monthly	(70,822)
Hannover Rueck SE, Class N	UBS AG	(18,206)	04/18/28	0.00%	1D ESTR	Monthly	393
Hanover Insurance Group, Inc.	Barclays Bank PLC	(477,470)	02/16/27	(0.15)%	1D OBFR01	Monthly	(6,813)
Hanover Insurance Group, Inc.	UBS AG	(15,994)	01/14/31	0.00%	1D OBFR01	Monthly	(375)
Hanwa Co. Ltd.	Barclays Bank PLC	(1,409,305)	05/12/27	(0.15)%	1D P TONA	Monthly	15,901

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hanwa Co. Ltd.	Morgan Stanley & Co. International PLC	$ (987,542)	01/06/27	(0.25)%	1D P TONA	Monthly	$ 11,143
Harley-Davidson, Inc.	SG Americas Securities LLC	(10,728,338)	12/08/27	(0.15)%	1D OBFR01	Monthly	684,787
Harmonic Drive Systems, Inc.	Bank of America N.A.	(3,770,354)	02/15/28	0.00%	1D P TONA	Monthly	466,433
Harmonic Drive Systems, Inc.	Barclays Bank PLC	(1,744,197)	05/12/27	(0.20)%	1D P TONA	Monthly	167,126
Harrow, Inc.	Barclays Bank PLC	(585,217)	12/23/26	(0.15)%	1D OBFR01	Monthly	56,559
Harrow, Inc.	BNP Paribas SA	(220,436)	04/16/26	(0.15)%	1D OBFR01	Monthly	34,322
Harrow, Inc.	SG Americas Securities LLC	(377,798)	12/08/27	(0.15)%	1D OBFR01	Monthly	74,760
Harvey Norman Holdings Ltd.	SG Americas Securities LLC	(122,023)	12/08/27	(0.30)%	1D AONIA	Monthly	2,508
Hasbro, Inc.	BNP Paribas SA	(107,883)	01/24/28	(0.15)%	1D OBFR01	Monthly	(3)
Hasbro, Inc.	BNP Paribas SA	(436,337)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,844
Hawaiian Electric Industries, Inc.	UBS AG	(6,304,993)	04/21/28	0.00%	1D OBFR01	Monthly	(455,953)
Hays PLC	Morgan Stanley & Co. International PLC	(91,896)	01/04/27	(0.25)%	1D SONIA	Monthly	1,367
Hayward Holdings, Inc.	Morgan Stanley & Co. International PLC	(4,258,582)	01/04/27	(0.15)%	1D FEDL01	Monthly	147,740
HB Fuller Co.	SG Americas Securities LLC	(6,178,772)	12/08/27	(0.15)%	1D OBFR01	Monthly	263,129
HBX Group International PLC	SG Americas Securities LLC	(210,031)	12/08/27	(0.26)%	1D ESTR	Monthly	1,507
HBX Group International PLC	UBS AG	(352,301)	04/24/28	0.00%	1D ESTR	Monthly	9,472
HCI Group, Inc.	Barclays Bank PLC	(4,981,743)	12/23/26	(0.15)%	1D OBFR01	Monthly	42,028
Healthcare Realty Trust, Inc., Class A	Barclays Bank PLC	(464,704)	02/16/27	(0.15)%	1D OBFR01	Monthly	4,658
Healthcare Realty Trust, Inc., Class A	BNP Paribas SA	(693,251)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,652
Healthcare Realty Trust, Inc., Class A	UBS AG	(16,420)	01/14/31	0.00%	1D OBFR01	Monthly	335
Healthpeak Properties, Inc.	Bank of America N.A.	(2,830,432)	02/15/28	(0.15)%	1D OBFR01	Monthly	46,758
Healthpeak Properties, Inc.	Barclays Bank PLC	(907,575)	02/16/27	(0.15)%	1D OBFR01	Monthly	28,059
Healthpeak Properties, Inc.	BNP Paribas SA	(4,305,996)	01/28/28	(0.15)%	1D OBFR01	Monthly	124,296
Healthpeak Properties, Inc.	Morgan Stanley & Co. International PLC	(7,627,320)	01/06/27	(0.15)%	1D FEDL01	Monthly	235,808
HealthStream, Inc.	Bank of America N.A.	(655,073)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7,431)
HealthStream, Inc.	BNP Paribas SA	(1,167,106)	04/16/26	(0.15)%	1D OBFR01	Monthly	(13,239)
HealthStream, Inc.	UBS AG	(79,124)	04/21/28	0.00%	1D OBFR01	Monthly	(898)
Hecla Mining Co.	BNP Paribas SA	(19,203,971)	04/16/26	(0.15)%	1D OBFR01	Monthly	2,055,937
Hecla Mining Co.	BNP Paribas SA	(1,390,642)	01/24/28	(0.15)%	1D OBFR01	Monthly	389,741
Hecla Mining Co.	SG Americas Securities LLC	(8,315,695)	12/08/27	(0.15)%	1D OBFR01	Monthly	(597,653)
Heidelberg Materials AG	SG Americas Securities LLC	(6,299,594)	12/08/27	0.10%	1D ESTR	Monthly	12,347
Heineken Holding NV	Bank of America N.A.	(5,285,301)	02/15/28	(0.26)%	1D ESTR	Monthly	(94,933)
Heineken Holding NV	Morgan Stanley & Co. International PLC	(3,374,393)	01/06/27	(0.26)%	1D ESTR	Monthly	(63,400)
Heineken NV	SG Americas Securities LLC	(3,097,376)	12/08/27	(0.26)%	1D ESTR	Monthly	(5,416)
Heiwa Corp.	Barclays Bank PLC	(3,535,768)	05/12/27	(0.15)%	1D P TONA	Monthly	57,939
Heiwa Corp.	BNP Paribas SA	(3,169,068)	03/24/27	(0.25)%	1D TONA	Monthly	90,763
Helia Group Ltd.	BNP Paribas SA	(1,749,987)	03/22/27	(0.25)%	1D AONIA	Monthly	(131,821)
Helios Technologies, Inc.	Barclays Bank PLC	(844,696)	12/23/26	(0.15)%	1D OBFR01	Monthly	28,597
Helios Technologies, Inc.	Goldman Sachs Bank USA	(3,828,011)	08/18/26	(0.15)%	1D FEDL01	Monthly	(113,788)
Helmerich & Payne, Inc.	Morgan Stanley & Co. International PLC	(986,616)	01/04/27	(0.15)%	1D FEDL01	Monthly	(28,463)
Helvetia Baloise Holding AG	Barclays Bank PLC	(3,204,726)	12/11/26	(0.26)%	SSARON	Monthly	(13,467)
Helvetia Baloise Holding AG	Barclays Bank PLC	(4,955,570)	02/26/27	(0.26)%	SSARON	Monthly	(14,381)
Helvetia Baloise Holding AG	BNP Paribas SA	(146,011)	08/17/26	(0.26)%	SSARON	Monthly	(3,118)
Hensoldt AG	Morgan Stanley & Co. International PLC	(1,466,312)	01/04/27	(0.26)%	1D ESTR	Monthly	(3,660)
Hensoldt AG	SG Americas Securities LLC	(609,012)	12/08/27	(0.26)%	1D ESTR	Monthly	17,923
Hensoldt AG	SG Americas Securities LLC	(4,609)	12/08/27	0.00%	1D ESTR	Monthly	40
Herbalife Ltd.	Bank of America N.A.	(690,889)	02/15/28	(0.15)%	1D OBFR01	Monthly	(12,296)
Herbalife Ltd.	Barclays Bank PLC	(1,392,045)	12/23/26	(0.15)%	1D OBFR01	Monthly	(24,653)
Herbalife Ltd.	BNP Paribas SA	(1,871,162)	04/16/26	(0.15)%	1D OBFR01	Monthly	(62,821)
Herbalife Ltd.	BNP Paribas SA	(19,966)	01/28/28	(0.15)%	1D OBFR01	Monthly	(670)
Herbalife Ltd.	Goldman Sachs Bank USA	(3,636,357)	08/19/26	(0.15)%	1D FEDL01	Monthly	(122,084)
Herbalife Ltd.	UBS AG	(655,084)	01/14/31	0.00%	1D OBFR01	Monthly	3,601
Herc Holdings, Inc.	Barclays Bank PLC	(4,516,044)	12/23/26	(0.15)%	1D OBFR01	Monthly	608,595
Hermes International SCA	JPMorgan Chase Bank N.A.	(30,170,626)	02/10/26	0.00%	1D ESTR	Monthly	981,061
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hermes International SCA	Morgan Stanley & Co. International PLC	$ (2,619,603)	01/06/27	(0.26)%	1D ESTR	Monthly	$ 74,057
Hermes International SCA	UBS AG	(2,259,145)	09/03/29	0.00%	1D ESTR	Monthly	(87)
Hermes International SCA	UBS AG	(4,670,788)	01/20/31	0.00%	1D ESTR	Monthly	87,362
Hershey Co.	Barclays Bank PLC	(187,028)	02/16/27	(0.15)%	1D OBFR01	Monthly	(4,022)
Hershey Co.	BNP Paribas SA	(3,862,808)	04/16/26	(0.15)%	1D OBFR01	Monthly	(55,367)
Hershey Co.	BNP Paribas SA	(543,503)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,656
Hershey Co.	UBS AG	(375,949)	01/14/31	0.00%	1D OBFR01	Monthly	(9,462)
Hertz Global Holdings, Inc.	UBS AG	(2,708,131)	04/21/28	0.00%	1D OBFR01	Monthly	334,277
Hexatronic Group AB	Bank of America N.A.	(81,227)	02/15/28	(0.26)%	1D STIBOR	Monthly	58
Hexatronic Group AB	Barclays Bank PLC	(543,951)	01/18/27	(0.68)%	1D STIBOR	Monthly	(22,058)
Hexatronic Group AB	BNP Paribas SA	(1,386,747)	11/17/27	(0.80)%	1D STIBOR	Monthly	994
Hexatronic Group AB	Morgan Stanley & Co. International PLC	(244,093)	01/04/27	(0.65)%	1D STIBOR	Monthly	(9,898)
Hexatronic Group AB	SG Americas Securities LLC	(451,686)	12/08/27	(0.70)%	1D STIBOR	Monthly	(26,383)
Hexcel Corp.	Barclays Bank PLC	(5,353,881)	12/23/26	(0.15)%	1D OBFR01	Monthly	23,815
Hexcel Corp.	Barclays Bank PLC	(2,295,782)	02/23/27	(0.15)%	1D OBFR01	Monthly	10,143
Hexcel Corp.	BNP Paribas SA	(84,850)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,460
Hexcel Corp.	UBS AG	(21,571)	01/14/31	0.00%	1D OBFR01	Monthly	371
Hexpol AB, Class B	Barclays Bank PLC	(6,678,179)	01/18/27	(0.26)%	1D STIBOR	Monthly	977,088
HF Sinclair Corp.	Bank of America N.A.	(269,555)	02/15/28	(0.15)%	1D OBFR01	Monthly	(13)
Hikari Tsushin, Inc.	Barclays Bank PLC	(8,110,729)	01/26/27	(0.20)%	1D P TONA	Monthly	211,945
Hikari Tsushin, Inc.	Barclays Bank PLC	(1,889,936)	05/12/27	(0.20)%	1D P TONA	Monthly	11,903
Hikari Tsushin, Inc.	Barclays Bank PLC	(23,630,321)	09/09/27	(0.20)%	1D P TONA	Monthly	513,952
Hikma Pharmaceuticals PLC	Bank of America N.A.	(1,280,642)	02/15/28	(0.25)%	1D SONIA	Monthly	11,509
Hikma Pharmaceuticals PLC	BNP Paribas SA	(749,661)	01/13/28	(0.25)%	1D SONIA	Monthly	8,734
Hikma Pharmaceuticals PLC	Morgan Stanley & Co. International PLC	(7,800,189)	01/27/27	(0.25)%	1D SONIA	Monthly	174,272
Hill & Smith PLC	SG Americas Securities LLC	(111,694)	12/08/27	0.10%	1D SONIA	Monthly	(144)
Hillman Solutions Corp.	Barclays Bank PLC	(5,479,748)	12/23/26	(0.15)%	1D OBFR01	Monthly	303,817
Hilton Worldwide Holdings, Inc.	Bank of America N.A.	(79,104)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1)
Hilton Worldwide Holdings, Inc.	Morgan Stanley & Co. International PLC	(1,511,344)	01/06/27	(0.15)%	1D FEDL01	Monthly	(1,803)
Hims & Hers Health, Inc., Class A	Goldman Sachs Bank USA	(972,252)	08/18/26	(0.15)%	1D FEDL01	Monthly	128,886
Hims & Hers Health, Inc., Class A	SG Americas Securities LLC	(3,525,833)	12/08/27	(0.15)%	1D OBFR01	Monthly	705,791
Hino Motors Ltd.	Barclays Bank PLC	(4,423,280)	05/12/27	(0.19)%	1D P TONA	Monthly	(124,096)
Hiscox Ltd.	Morgan Stanley & Co. International PLC	(724,588)	01/27/27	(0.25)%	1D SONIA	Monthly	10,229
Hiscox Ltd.	UBS AG	(151,586)	09/03/29	0.00%	1D SONIA	Monthly	830
HKT Trust & HKT Ltd.	Bank of America N.A.	(136,844)	02/15/28	(0.15)%	HONIA	Monthly	(1,029)
HKT Trust & HKT Ltd.	Barclays Bank PLC	(577,280)	05/13/27	(0.30)%	HONIA	Monthly	(11,678)
HMC Capital Ltd.	Barclays Bank PLC	(139,786)	05/12/27	(0.75)%	1D AONIA	Monthly	(1,029)
HMC Capital Ltd.	UBS AG	(13,190)	04/03/28	0.00%	1D AONIA	Monthly	336
Hms Networks Ab	Bank of America N.A.	(1,655,258)	02/15/28	(0.26)%	1D STIBOR	Monthly	23,805
Hms Networks Ab	BNP Paribas SA	(2,551,744)	11/17/27	(0.25)%	1D STIBOR	Monthly	36,698
Hms Networks Ab	UBS AG	(591,650)	04/24/28	0.00%	TN STIBOR	Monthly	8,509
Hochschild Mining PLC	Barclays Bank PLC	(16,888)	12/10/26	(0.25)%	1D SONIA	Monthly	436
Hochschild Mining PLC	Citibank N.A.	(3,136,570)	07/06/26	(0.25)%	1D SONIA	Monthly	80,984
HOCHTIEF AG	Bank of America N.A.	(304,751)	02/15/28	(0.26)%	1D ESTR	Monthly	(2,629)
Holmen AB	Barclays Bank PLC	(831,276)	01/18/27	(0.26)%	1D STIBOR	Monthly	22,845
Holmen AB	BNP Paribas SA	(2,252,061)	01/13/28	(0.26)%	1D STIBOR	Monthly	65,607
Holmen AB	UBS AG	(2,615,748)	01/03/31	0.00%	TN STIBOR	Monthly	108,066
Holmen AB, Class B	SG Americas Securities LLC	(12,772,431)	12/08/27	(0.26)%	1D STIBOR	Monthly	559,709
Holmen AB, Class B	UBS AG	(16,635,397)	09/03/29	0.00%	TN STIBOR	Monthly	830,237
Hologic, Inc.	Barclays Bank PLC	(135,123)	02/16/27	(0.15)%	1D OBFR01	Monthly	324
Hologic, Inc.	BNP Paribas SA	(117,406)	01/28/28	(0.10)%	1D OBFR01	Monthly	141
Hologic, Inc.	UBS AG	(30,083)	01/14/31	0.00%	1D OBFR01	Monthly	36
Home Depot, Inc.	BNP Paribas SA	(1,297,865)	04/16/26	0.20%	1D OBFR01	Monthly	15,643
Honda Motor Co. Ltd.	Barclays Bank PLC	(2,055,572)	01/26/27	(0.15)%	1D P TONA	Monthly	103,405
Honda Motor Co. Ltd.	Barclays Bank PLC	(13,768)	05/12/27	(0.15)%	1D P TONA	Monthly	693
Honda Motor Co. Ltd.	Citibank N.A.	(404,561)	02/26/26	(0.15)%	1D P TONA	Monthly	20,363

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Hong Kong & China Gas Co. Ltd.	Bank of America N.A.	$ (4,323,885)	02/15/28	0.00%	HONIA	Monthly	$ (100,921)
Hong Kong & China Gas Co. Ltd.	Bank of America N.A.	(4,982,326)	02/15/28	(0.30)%	HONIA	Monthly	(39,611)
Hong Kong & China Gas Co. Ltd.	Morgan Stanley & Co. International PLC	(370,976)	01/06/27	(0.30)%	HONIA	Monthly	(2,938)
Hong Kong & China Gas Co. Ltd.	UBS AG	(1,178,296)	04/18/28	0.00%	HONIA	Monthly	(26,329)
Hong Kong & China Gas Co. Ltd.	UBS AG	(5,899,878)	09/03/29	0.00%	HONIA	Monthly	(116,653)
Hong Kong & China Gas Co. Ltd.	UBS AG	(1,095,173)	01/20/31	0.00%	HONIA	Monthly	(8,674)
Hongkong Land Holdings Ltd.	Barclays Bank PLC	(184,097)	10/04/27	(0.30)%	1D OBFR01	Monthly	(8,510)
Horizon Bancorp, Inc.	SG Americas Securities LLC	(116,467)	12/08/27	(0.15)%	1D OBFR01	Monthly	(3,332)
Hormel Foods Corp.	SG Americas Securities LLC	(7,089,375)	12/08/27	(0.14)%	1D OBFR01	Monthly	(497,273)
House Foods Group, Inc.	Barclays Bank PLC	(9,464,983)	05/12/27	(0.20)%	1D P TONA	Monthly	175,377
Howard Hughes Holdings, Inc.	JPMorgan Chase Bank N.A.	(186,582)	02/10/26	(0.15)%	1D OBFR01	Monthly	1,541
Howard Hughes Holdings, Inc.	UBS AG	(6,195,437)	04/21/28	0.00%	1D OBFR01	Monthly	130,712
Howden Joinery Group PLC	BNP Paribas SA	(142,462)	03/22/27	(0.25)%	1D SONIA	Monthly	4,178
Howden Joinery Group PLC	BNP Paribas SA	(7,680,325)	01/19/28	(0.25)%	1D SONIA	Monthly	225,013
Howmet Aerospace, Inc.	Barclays Bank PLC	(3,947,187)	02/23/27	(0.15)%	1D OBFR01	Monthly	32,370
Howmet Aerospace, Inc.	Morgan Stanley & Co. International PLC	(3,049,542)	01/06/27	(0.15)%	1D FEDL01	Monthly	134,757
Hoya Corp.	Barclays Bank PLC	(16,267,317)	05/12/27	(0.15)%	1D P TONA	Monthly	(558,591)
Hoya Corp.	Barclays Bank PLC	(5,773,678)	09/09/27	(0.15)%	1D P TONA	Monthly	(198,429)
Hoya Corp.	Citibank N.A.	(8,579,672)	02/26/26	(0.15)%	1D P TONA	Monthly	(294,611)
Hoya Corp.	JPMorgan Chase Bank N.A.	(841,690)	02/10/26	(0.15)%	1D P TONA	Monthly	(30,640)
HP, Inc.	Bank of America N.A.	(351,229)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,601
HP, Inc.	BNP Paribas SA	(96,624)	01/24/28	(0.15)%	1D OBFR01	Monthly	(12)
Hub Group, Inc., Class A	SG Americas Securities LLC	(1,525,518)	12/08/27	(0.15)%	1D OBFR01	Monthly	(53,376)
Hubbell, Inc., Class B	Bank of America N.A.	(754,467)	02/15/28	(0.15)%	1D OBFR01	Monthly	(8,184)
Hubbell, Inc., Class B	Barclays Bank PLC	(464,287)	02/16/27	(0.15)%	1D OBFR01	Monthly	(3,648)
Humana, Inc.	BNP Paribas SA	(1,688,003)	01/24/28	(0.15)%	1D OBFR01	Monthly	356,739
Humana, Inc.	Morgan Stanley & Co. International PLC	(10,098,249)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,695,875
Huntington Ingalls Industries, Inc.	Barclays Bank PLC	(582,873)	02/16/27	(0.15)%	1D OBFR01	Monthly	9,718
Huntington Ingalls Industries, Inc.	BNP Paribas SA	(439,163)	01/28/28	(0.15)%	1D OBFR01	Monthly	2,254
Huntington Ingalls Industries, Inc.	Morgan Stanley & Co. International PLC	(1,310,305)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,257
Huntington Ingalls Industries, Inc.	UBS AG	(109,741)	01/14/31	0.00%	1D OBFR01	Monthly	(432)
Hyatt Hotels Corp., Class A	Bank of America N.A.	(1,636,483)	02/15/28	(0.15)%	1D OBFR01	Monthly	89,671
Hyatt Hotels Corp., Class A	SG Americas Securities LLC	(33,850,410)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,550,140
Hyatt Hotels Corp., Class A	UBS AG	(2,369,491)	04/18/28	0.00%	1D OBFR01	Monthly	186,253
Hyatt Hotels Corp., Class A	UBS AG	(2,125,242)	01/22/31	0.00%	1D OBFR01	Monthly	116,513
Hydro One Ltd.	Morgan Stanley & Co. International PLC	(6,473,927)	01/06/27	(0.20)%	CABROVER	Monthly	(85,295)
Hyster-Yale, Inc., Class A	BNP Paribas SA	(903,129)	04/16/26	(0.15)%	1D OBFR01	Monthly	19,547
Hyster-Yale, Inc., Class A	SG Americas Securities LLC	(185,175)	12/08/27	(0.15)%	1D OBFR01	Monthly	(4,654)
I3 Verticals, Inc., Class A	Morgan Stanley & Co. International PLC	(1,430,195)	01/04/27	(0.15)%	1D FEDL01	Monthly	146,257
I3 Verticals, Inc., Class A	UBS AG	(5,748,925)	04/21/28	0.00%	1D OBFR01	Monthly	774,884
i-80 Gold Corp.	Morgan Stanley & Co. International PLC	(135,132)	01/04/27	(0.20)%	CABROVER	Monthly	18,843
iA Financial Corp., Inc.	Morgan Stanley & Co. International PLC	(15,005,636)	01/04/27	(0.20)%	CABROVER	Monthly	263,458
iA Financial Corp., Inc.	Morgan Stanley & Co. International PLC	(6,249,074)	01/06/27	(0.20)%	CABROVER	Monthly	102,968
IAMGOLD Corp.	Morgan Stanley & Co. International PLC	(6,912,768)	01/04/27	(0.20)%	CABROVER	Monthly	721,594
IAMGOLD Corp.	Morgan Stanley & Co. International PLC	(30,197,763)	01/06/27	(0.20)%	CABROVER	Monthly	3,152,213
Ibiden Co. Ltd.	Barclays Bank PLC	(320,272)	01/26/27	(0.19)%	1D P TONA	Monthly	14,527
Ibiden Co. Ltd.	Barclays Bank PLC	(2,915,668)	05/12/27	(0.19)%	1D P TONA	Monthly	132,330
Ibstock PLC	Bank of America N.A.	(2,708,799)	02/15/28	(0.25)%	1D SONIA	Monthly	241,574
Ibstock PLC	BNP Paribas SA	(3,563,785)	03/17/27	(0.25)%	1D SONIA	Monthly	317,823
Ibstock PLC	UBS AG	(1,910,424)	04/24/28	0.00%	1D SONIA	Monthly	168,367
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
ICADE	Morgan Stanley & Co. International PLC	$ (3,888,019)	01/04/27	(0.26)%	1D ESTR	Monthly	$ 56,032
ICF International, Inc.	Bank of America N.A.	(634,404)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9,487)
ICF International, Inc.	BNP Paribas SA	(604,055)	01/28/28	(0.15)%	1D OBFR01	Monthly	15,088
ICF International, Inc.	UBS AG	(20,450)	01/14/31	0.00%	1D OBFR01	Monthly	774
Ichibanya Co., Ltd.	Bank of America N.A.	(465,729)	02/15/28	(0.25)%	1D P TONA	Monthly	9,946
Ichibanya Co., Ltd.	Barclays Bank PLC	(2,040,492)	05/12/27	(0.20)%	1D P TONA	Monthly	26,003
Ichigo, Inc.	Barclays Bank PLC	(5,254,092)	05/12/27	(0.15)%	1D P TONA	Monthly	45,883
Ichigo, Inc.	Morgan Stanley & Co. International PLC	(889,437)	01/06/27	(0.25)%	1D P TONA	Monthly	7,767
Ichor Holdings Ltd.	Morgan Stanley & Co. International PLC	(16,256,286)	01/04/27	(0.15)%	1D FEDL01	Monthly	1,341,992
ICL Group Ltd.	Barclays Bank PLC	(2,533,321)	02/22/27	(3.00)%	SHIR	Monthly	(15,237)
ICON PLC, ADR	Bank of America N.A.	(104,242)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,319
ICON PLC, ADR	BNP Paribas SA	(378,707)	01/28/28	(0.15)%	1D OBFR01	Monthly	13,160
ICON PLC, ADR	UBS AG	(576,064)	01/14/31	0.00%	1D OBFR01	Monthly	21,615
ICU Medical, Inc.	Barclays Bank PLC	(2,971,832)	12/23/26	(0.15)%	1D OBFR01	Monthly	161,957
IDACORP, Inc.	SG Americas Securities LLC	(4,081,033)	12/08/27	(0.15)%	1D OBFR01	Monthly	(150,586)
IDACORP, Inc.	UBS AG	(92,911)	01/14/31	0.00%	1D OBFR01	Monthly	(42)
Idemitsu Kosan Co., Ltd.	UBS AG	(1,102,105)	01/20/31	0.00%	1D P TONA	Monthly	(29,828)
IDEX Corp.	Bank of America N.A.	(579,650)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9,646)
IDEX Corp.	Barclays Bank PLC	(15,028,007)	12/23/26	(0.15)%	1D OBFR01	Monthly	(100,113)
IDEX Corp.	UBS AG	(172,509)	01/14/31	0.00%	1D OBFR01	Monthly	168
IDEXX Laboratories, Inc.	Barclays Bank PLC	(799,127)	02/23/27	(0.15)%	1D OBFR01	Monthly	610
IDEXX Laboratories, Inc.	Morgan Stanley & Co. International PLC	(737,098)	01/06/27	(0.15)%	1D FEDL01	Monthly	25,740
IDOM, Inc.	Barclays Bank PLC	(2,533,815)	05/12/27	(0.15)%	1D P TONA	Monthly	(330,038)
iFAST Corp., Ltd.	BNP Paribas SA	(54,480)	03/22/27	(0.30)%	SORA	Monthly	(2,739)
iFAST Corp., Ltd.	SG Americas Securities LLC	(60,006)	12/08/27	(0.06)%	SORA	Monthly	(3,017)
IHI Corp.	Barclays Bank PLC	(4,109,895)	05/12/27	(0.20)%	1D P TONA	Monthly	(43,050)
IHI Corp.	Barclays Bank PLC	(471,607)	09/09/27	(0.20)%	1D P TONA	Monthly	(2,685)
Iida Group Holdings Co. Ltd.	Citibank N.A.	(330,328)	02/26/26	(0.15)%	1D P TONA	Monthly	4,968
Iino Kaiun Kaisha Ltd.	Barclays Bank PLC	(8,005,852)	05/12/27	(0.20)%	1D P TONA	Monthly	(100,574)
Iluka Resources Ltd.	BNP Paribas SA	(5,844,575)	03/22/27	(0.25)%	1D AONIA	Monthly	1,327,698
IMCD NV	Bank of America N.A.	(5,536,223)	02/15/28	(0.26)%	1D ESTR	Monthly	(148,489)
IMCD NV	Barclays Bank PLC	(1,688,621)	02/19/27	(0.26)%	1D ESTR	Monthly	5,650
IMCD NV	BNP Paribas SA	(2,738,727)	01/13/28	(0.26)%	1D ESTR	Monthly	(68,437)
IMCD NV	Goldman Sachs Bank USA	(2,010,896)	08/19/26	(0.26)%	1D ESTR	Monthly	50,312
IMCD NV	Goldman Sachs Bank USA	(2,656,108)	08/19/26	(0.26)%	1D ESTR	Monthly	66,455
IMCD NV	JPMorgan Chase Bank N.A.	(12,926,961)	02/10/26	0.00%	1D ESTR	Monthly	(280,785)
IMCD NV	JPMorgan Chase Bank N.A.	(12,316,846)	02/10/26	0.00%	1D ESTR	Monthly	(267,532)
IMCD NV	Morgan Stanley & Co. International PLC	(1,724,262)	01/04/27	(0.26)%	1D ESTR	Monthly	(31,991)
IMCD NV	UBS AG	(3,398,725)	04/18/28	0.00%	1D ESTR	Monthly	85,035
IMCD NV	UBS AG	(9,123,820)	09/03/29	0.00%	1D ESTR	Monthly	219,544
IMCD NV	UBS AG	(1,054,870)	01/03/31	0.00%	1D ESTR	Monthly	(26,512)
Impinj, Inc.	BNP Paribas SA	(1,246,327)	04/16/26	(0.15)%	1D OBFR01	Monthly	50,243
Impinj, Inc.	BNP Paribas SA	(251,542)	01/24/28	(0.15)%	1D OBFR01	Monthly	35,691
Incyte Corp.	BNP Paribas SA	(558,563)	01/28/28	(0.15)%	1D OBFR01	Monthly	5,576
Incyte Corp.	UBS AG	(603,057)	01/14/31	0.00%	1D OBFR01	Monthly	29,155
Independence Realty Trust, Inc.	Bank of America N.A.	(418,082)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,798
Independence Realty Trust, Inc.	BNP Paribas SA	(1,365,170)	04/16/26	(0.15)%	1D OBFR01	Monthly	30,373
Independent Bank Corp.	SG Americas Securities LLC	(13,377,434)	12/08/27	(0.15)%	1D OBFR01	Monthly	(797,275)
Indra Sistemas SA	BNP Paribas SA	(3,992,005)	08/17/26	(0.32)%	1D ESTR	Monthly	231,279
Indra Sistemas SA	SG Americas Securities LLC	(853,220)	12/08/27	(0.26)%	1D ESTR	Monthly	39,155
Industria de Diseno Textil SA	SG Americas Securities LLC	(2,740,490)	12/08/27	(0.26)%	1D ESTR	Monthly	90,966
Industria de Diseno Textil SA	UBS AG	(266,733)	01/20/31	0.00%	1D ESTR	Monthly	466
Industrie De Nora SpA	BNP Paribas SA	(125,609)	03/17/27	(0.26)%	1D ESTR	Monthly	695
Infineon Technologies AG, Class N	JPMorgan Chase Bank N.A.	(17,615,043)	02/10/26	0.00%	1D ESTR	Monthly	556,815
Infineon Technologies AG, Class N	UBS AG	(26,711,700)	04/18/28	0.00%	1D ESTR	Monthly	315,156
Infineon Technologies AG, Class N	UBS AG	(4,140,791)	09/03/29	0.00%	1D ESTR	Monthly	77,581

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Infinity Natural Resources, Inc., Class A	UBS AG	$ (102,171)	04/21/28	0.00%	1D OBFR01	Monthly	$ (15,230)
Infomart Corp.	Citibank N.A.	(854,275)	02/26/26	(0.15)%	1D P TONA	Monthly	7,385
Infrastrutture Wireless Italiane SpA	Bank of America N.A.	(2,335,961)	02/15/28	(0.26)%	1D ESTR	Monthly	(27,192)
Infrastrutture Wireless Italiane SpA	Barclays Bank PLC	(1,090,171)	02/19/27	(0.26)%	1D ESTR	Monthly	(13,806)
Infrastrutture Wireless Italiane SpA	BNP Paribas SA	(1,700,275)	01/13/28	(0.26)%	1D ESTR	Monthly	2,532
Infrastrutture Wireless Italiane SpA	UBS AG	(1,431,764)	01/03/31	0.00%	1D ESTR	Monthly	(18,820)
Infratil Ltd.	Bank of America N.A.	(1,981,114)	02/15/28	(0.35)%	1M BBR	Monthly	25,065
Infratil Ltd.	Barclays Bank PLC	(3,184,887)	05/13/27	(0.40)%	1M BBR	Monthly	10,073
Infratil Ltd.	Barclays Bank PLC	(1,905,338)	10/09/27	(0.40)%	1M BBR	Monthly	8,853
Infratil Ltd.	BNP Paribas SA	(7,647,632)	09/07/26	(0.25)%	1D NZOCO	Monthly	96,759
Infratil Ltd.	BNP Paribas SA	(1,127,783)	03/22/27	(0.25)%	1D NZOCO	Monthly	14,269
Infratil Ltd.	Goldman Sachs Bank USA	(448,327)	08/19/26	(0.40)%	1D NZOCO	Monthly	5,672
Infratil Ltd.	JPMorgan Chase Bank N.A.	(99,899)	02/10/26	(0.25)%	1M BBR	Monthly	3,335
Infratil Ltd.	Morgan Stanley & Co. International PLC	(7,811,344)	01/06/27	(0.40)%	1D NZOCO	Monthly	31,560
Infratil Ltd.	Morgan Stanley & Co. International PLC	(3,165,589)	01/07/27	(0.41)%	1D NZOCO	Monthly	14,709
Infratil Ltd.	SG Americas Securities LLC	(2,655,517)	12/08/27	(0.25)%	1D NZOCO	Monthly	88,652
Infratil Ltd.	SG Americas Securities LLC	(1,261,037)	12/08/27	(0.25)%	1D NZOCO	Monthly	42,098
ING Groep NV	SG Americas Securities LLC	(17,675,613)	12/08/27	0.09%	1D ESTR	Monthly	(571,702)
ING Groep NV	UBS AG	(4,744,302)	04/18/28	0.00%	1D ESTR	Monthly	21,924
Ingenia Communities Group	BNP Paribas SA	(238,719)	03/22/27	(0.25)%	1D AONIA	Monthly	13,914
Ingersoll Rand, Inc.	BNP Paribas SA	(100,855)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,421
Ingersoll Rand, Inc.	SG Americas Securities LLC	(35,563,467)	12/08/27	(0.15)%	1D OBFR01	Monthly	(701,343)
Ingersoll Rand, Inc.	UBS AG	(1,161,849)	01/14/31	0.00%	1D OBFR01	Monthly	28,733
Ingevity Corp.	UBS AG	(687,170)	04/21/28	0.00%	1D OBFR01	Monthly	11,704
Innodata, Inc.	BNP Paribas SA	(812,678)	01/28/28	(0.15)%	1D OBFR01	Monthly	47,274
Innodata, Inc.	UBS AG	(471,281)	01/14/31	0.00%	1D OBFR01	Monthly	3,368
Innovex International, Inc.	SG Americas Securities LLC	(12,323,079)	12/08/27	(0.15)%	1D OBFR01	Monthly	(791,633)
Inpex Corp.	Barclays Bank PLC	(249,832)	09/09/27	(0.15)%	1D P TONA	Monthly	(19,019)
Inpost SA	Bank of America N.A.	(1,041,707)	02/15/28	(0.26)%	1D ESTR	Monthly	(476)
Inpost SA	Barclays Bank PLC	(1,164,035)	12/10/26	(0.26)%	1D ESTR	Monthly	22,198
Inpost SA	Morgan Stanley & Co. International PLC	(3,497,409)	01/04/27	(0.26)%	1D ESTR	Monthly	66,694
Inpost SA	UBS AG	(1,071,127)	01/03/31	0.00%	1D ESTR	Monthly	13,459
Insmed, Inc.	Bank of America N.A.	(2,621,284)	02/15/28	(0.15)%	1D OBFR01	Monthly	15,046
Insmed, Inc.	Barclays Bank PLC	(2,029,186)	02/16/27	(0.15)%	1D OBFR01	Monthly	23,446
Insmed, Inc.	UBS AG	(553,623)	01/14/31	0.00%	1D OBFR01	Monthly	19,638
Insource Co. Ltd.	Barclays Bank PLC	(1,345,921)	05/12/27	(0.15)%	1D P TONA	Monthly	157,267
Insource Co. Ltd.	BNP Paribas SA	(1,417,614)	03/24/27	(0.25)%	1D TONA	Monthly	209,727
Insource Co. Ltd.	Citibank N.A.	(38,774)	02/26/26	(0.15)%	1D P TONA	Monthly	4,531
Insource Co. Ltd.	Goldman Sachs Bank USA	(45,143)	08/19/26	(0.25)%	1D P TONA	Monthly	6,679
Insperity, Inc.	BNP Paribas SA	(2,191,627)	04/16/26	(0.15)%	1D OBFR01	Monthly	74,526
Integer Holdings Corp.	Morgan Stanley & Co. International PLC	(2,978,776)	01/04/27	(0.15)%	1D FEDL01	Monthly	(39,869)
Integra LifeSciences Holdings Corp.	Goldman Sachs Bank USA	(1,178,423)	08/18/26	(0.15)%	1D FEDL01	Monthly	140,666
Integra LifeSciences Holdings Corp.	SG Americas Securities LLC	(3,806,067)	12/08/27	(0.14)%	1D OBFR01	Monthly	746,934
Intel Corp.	UBS AG	(1,068,009)	04/18/28	0.00%	1D OBFR01	Monthly	(57)
InterDigital, Inc.	SG Americas Securities LLC	(5,169,873)	12/08/27	(0.15)%	1D OBFR01	Monthly	(332,926)
International Business Machines Corp.	Bank of America N.A.	(844,713)	02/15/28	(0.15)%	1D OBFR01	Monthly	(26,008)
International Business Machines Corp.	Barclays Bank PLC	(2,456,839)	02/16/27	(0.15)%	1D OBFR01	Monthly	(59,021)
International Business Machines Corp.	BNP Paribas SA	(134,078)	01/28/28	(0.15)%	1D OBFR01	Monthly	(3,938)
International Business Machines Corp.	SG Americas Securities LLC	(15,355,169)	12/08/27	(0.15)%	1D OBFR01	Monthly	(201,882)
International Business Machines Corp.	UBS AG	(1,529,625)	01/14/31	0.00%	1D OBFR01	Monthly	(63,989)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
International Consolidated Airlines Group SA	BNP Paribas SA	$ (5,456,499)	08/17/26	(0.25)%	1D SONIA	Monthly	$ (120,265)
International Consolidated Airlines Group SA	BNP Paribas SA	(130,851)	01/27/28	(0.26)%	1D ESTR	Monthly	(235)
International Flavors & Fragrances, Inc.	Barclays Bank PLC	(704,784)	02/16/27	(0.15)%	1D OBFR01	Monthly	29,721
International Flavors & Fragrances, Inc.	SG Americas Securities LLC	(15,483,787)	12/08/27	(0.15)%	1D OBFR01	Monthly	(277,706)
International Flavors & Fragrances, Inc.	UBS AG	(671,338)	01/14/31	0.00%	1D OBFR01	Monthly	14,915
International Paper Co.	Bank of America N.A.	(543,849)	02/15/28	0.00%	1D SONIA	Monthly	50,062
International Paper Co.	Bank of America N.A.	(268,378)	02/15/28	(0.15)%	1D OBFR01	Monthly	20,531
International Paper Co.	Bank of America N.A.	(517,946)	02/15/28	(0.15)%	1D OBFR01	Monthly	(17,544)
International Paper Co.	Barclays Bank PLC	(9,804,697)	08/17/26	(0.75)%	1D SONIA	Monthly	748,084
International Paper Co.	Barclays Bank PLC	(9,016,478)	12/23/26	(0.15)%	1D OBFR01	Monthly	327,558
International Paper Co.	Barclays Bank PLC	(375,768)	02/16/27	(0.15)%	1D OBFR01	Monthly	23,412
International Paper Co.	Barclays Bank PLC	(2,709,310)	02/23/27	(0.15)%	1D OBFR01	Monthly	98,348
International Paper Co.	BNP Paribas SA	(862,864)	01/28/28	(0.15)%	1D OBFR01	Monthly	50,174
International Paper Co.	SG Americas Securities LLC	(25,957,006)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,085,654
International Paper Co.	UBS AG	(6,643,742)	04/18/28	0.00%	1D OBFR01	Monthly	508,248
International Paper Co.	UBS AG	(8,355,883)	09/03/29	0.00%	1D SONIA	Monthly	769,173
International Paper Co.	UBS AG	(126,614)	01/14/31	0.00%	1D OBFR01	Monthly	9,686
International Workplace Group PLC	Morgan Stanley & Co. International PLC	(1,075,152)	01/04/27	(0.25)%	1D SONIA	Monthly	(29,213)
Internet Initiative Japan, Inc.	Bank of America N.A.	(3,264,793)	02/15/28	(0.15)%	1D P TONA	Monthly	151,126
Internet Initiative Japan, Inc.	Barclays Bank PLC	(2,906,851)	05/12/27	(0.15)%	1D P TONA	Monthly	151,894
Interparfums SA	Barclays Bank PLC	(1,377,386)	12/10/26	(0.26)%	1D ESTR	Monthly	13,662
Interparfums SA	UBS AG	(1,529,215)	04/24/28	0.00%	1D ESTR	Monthly	8,131
Interparfums, Inc.	SG Americas Securities LLC	(5,745,877)	12/08/27	(0.15)%	1D OBFR01	Monthly	(610,418)
Interpump Group SpA	Goldman Sachs Bank USA	(2,678,321)	08/19/26	(0.26)%	1D ESTR	Monthly	(41,308)
Interpump Group SpA	SG Americas Securities LLC	(5,560,537)	12/08/27	(0.26)%	1D ESTR	Monthly	(168,970)
Intuitive Machines, Inc., Class A	UBS AG	(295,903)	01/14/31	0.00%	1D OBFR01	Monthly	8,755
Intuitive Surgical, Inc.	Morgan Stanley & Co. International PLC	(19,456,007)	01/06/27	(0.15)%	1D FEDL01	Monthly	756,504
Intuitive Surgical, Inc.	UBS AG	(1,716,182)	01/22/31	0.00%	1D OBFR01	Monthly	2,842
InvenTrust Properties Corp.	SG Americas Securities LLC	(6,352,092)	12/08/27	(0.14)%	1D OBFR01	Monthly	(52,400)
Invesco Ltd.	Bank of America N.A.	(84,526)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,040
Invesco Ltd.	Barclays Bank PLC	(347,664)	02/16/27	(0.15)%	1D OBFR01	Monthly	23,186
Invesco Mortgage Capital, Inc.	Bank of America N.A.	(375,162)	02/15/28	(0.77)%	1D OBFR01	Monthly	28,641
Invesco Mortgage Capital, Inc.	Barclays Bank PLC	(10,376,256)	12/23/26	(0.63)%	1D OBFR01	Monthly	494,655
Invesco Mortgage Capital, Inc.	BNP Paribas SA	(8,898,277)	04/16/26	(0.69)%	1D OBFR01	Monthly	679,331
Invesco Mortgage Capital, Inc.	Citibank N.A.	(3,140,033)	06/25/26	(0.93)%	1D OBFR01	Monthly	149,691
Invesco Mortgage Capital, Inc.	Morgan Stanley & Co. International PLC	(14,196,208)	01/04/27	(0.74)%	1D FEDL01	Monthly	676,759
Invesco Mortgage Capital, Inc.	UBS AG	(2,769,735)	04/21/28	0.00%	1D OBFR01	Monthly	211,453
Investment AB Latour	Bank of America N.A.	(881,693)	02/15/28	(0.26)%	1D STIBOR	Monthly	26,849
Investment AB Latour	Barclays Bank PLC	(1,239,117)	02/19/27	(0.26)%	1D STIBOR	Monthly	21,572
Investment AB Latour	BNP Paribas SA	(1,074,285)	01/13/28	(0.26)%	1D STIBOR	Monthly	9,665
Investment AB Latour	UBS AG	(1,677,578)	01/03/31	0.00%	TN STIBOR	Monthly	37,667
Investment AB Latour, Class B	Morgan Stanley & Co. International PLC	(4,415,403)	01/04/27	(0.26)%	1D STIBOR	Monthly	74,048
Investor AB	Barclays Bank PLC	(1,317,753)	02/26/27	(0.26)%	1D STIBOR	Monthly	(1,334)
Investor AB	Citibank N.A.	(25,409,731)	07/06/26	0.00%	TN STIBOR	Monthly	(297,140)
Investor AB, Class B	Bank of America N.A.	(17,688,192)	02/15/28	0.00%	1D STIBOR	Monthly	220,207
Investor AB, Class B	Morgan Stanley & Co. International PLC	(54,969,261)	01/04/27	(0.26)%	1D STIBOR	Monthly	(645,595)
Invincible Investment Corp.	Bank of America N.A.	(494,143)	02/15/28	(0.15)%	1D P TONA	Monthly	12,179
Invincible Investment Corp.	Barclays Bank PLC	(1,234,730)	05/12/27	(0.15)%	1D P TONA	Monthly	(18,037)
Invincible Investment Corp.	JPMorgan Chase Bank N.A.	(399,297)	02/10/26	(0.15)%	1D P TONA	Monthly	343
Inwido AB	Bank of America N.A.	(1,248,972)	02/15/28	(0.26)%	1D STIBOR	Monthly	79,207
IONOS Group SE	SG Americas Securities LLC	(1,641,183)	12/08/27	(0.02)%	1D ESTR	Monthly	44,399

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
IonQ, Inc.	Morgan Stanley & Co. International PLC	$ (4,473,146)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ 847,839
IPH Ltd.	Bank of America N.A.	(431,048)	02/15/28	(0.30)%	1D AONIA	Monthly	(1,893)
IPH Ltd.	Barclays Bank PLC	(4,854,864)	05/12/27	(0.25)%	1D AONIA	Monthly	43,523
IPH Ltd.	JPMorgan Chase Bank N.A.	(1,847,221)	02/10/26	(0.25)%	1D AONIA	Monthly	(59,506)
IPH Ltd.	Morgan Stanley & Co. International PLC	(545,806)	01/06/27	(0.30)%	1D AONIA	Monthly	4,893
IPH Ltd.	UBS AG	(1,083,314)	04/03/28	0.00%	1D AONIA	Monthly	(4,757)
IRESS Ltd.	Barclays Bank PLC	(1,556,052)	05/12/27	(0.25)%	1D AONIA	Monthly	68,969
IRESS Ltd.	Morgan Stanley & Co. International PLC	(271,728)	01/06/27	(0.30)%	1D AONIA	Monthly	12,044
Iron Mountain, Inc.	Morgan Stanley & Co. International PLC	(1,529,621)	01/06/27	(0.15)%	1D FEDL01	Monthly	22,927
Isetan Mitsukoshi Holdings Ltd.	Barclays Bank PLC	(352,868)	05/12/27	(0.20)%	1D P TONA	Monthly	12,639
Isetan Mitsukoshi Holdings Ltd.	Barclays Bank PLC	(16,412,795)	09/09/27	(0.20)%	1D P TONA	Monthly	990,120
Isetan Mitsukoshi Holdings Ltd.	UBS AG	(563,022)	01/20/31	0.00%	1D P TONA	Monthly	6,137
Isracard Ltd.	UBS AG	(124,053)	06/07/28	0.00%	SHIR	Monthly	2,295
Israel Corp. Ltd.	BNP Paribas SA	(33,038)	06/17/27	(1.05)%	SHIR	Monthly	459
Israel Corp. Ltd.	Goldman Sachs Bank USA	(1,587,631)	08/19/26	(0.67)%	SHIR	Monthly	22,047
Israel Corp. Ltd.	Morgan Stanley & Co. International PLC	(587,788)	05/23/28	(0.81)%	SHIR	Monthly	(2,519)
ISS A/S	Morgan Stanley & Co. International PLC	(2,810,074)	01/04/27	(0.26)%	DESTR	Monthly	(13,457)
Isuzu Motors Ltd.	Barclays Bank PLC	(1,482,875)	09/09/27	(0.15)%	1D P TONA	Monthly	42,659
ITOCHU Corp.	Bank of America N.A.	(2,527,825)	02/15/28	(0.15)%	1D P TONA	Monthly	143,986
ITOCHU Corp.	Bank of America N.A.	(3,653,298)	03/15/28	(0.25)%	1D P TONA	Monthly	137,712
ITOCHU Corp.	Citibank N.A.	(7,010,126)	02/26/26	(0.22)%	1D P TONA	Monthly	264,451
ITOCHU Corp.	Citibank N.A.	(6,279,711)	02/26/26	(0.19)%	1D P TONA	Monthly	236,896
ITOCHU Corp.	JPMorgan Chase Bank N.A.	(8,747,545)	02/10/26	(0.15)%	1D P TONA	Monthly	16,190
ITOCHU Corp.	SG Americas Securities LLC	(25,945,063)	12/08/27	(0.05)%	1D P TONA	Monthly	48,020
ITOCHU Corp.	SG Americas Securities LLC	(25,780,887)	12/08/27	(0.05)%	1D P TONA	Monthly	47,716
ITOCHU Corp.	UBS AG	(1,194,977)	04/18/28	0.00%	1D P TONA	Monthly	36,344
Itoki Corp.	Barclays Bank PLC	(125,865)	05/12/27	(0.20)%	1D P TONA	Monthly	(2,320)
Ivanhoe Electric, Inc.	Morgan Stanley & Co. International PLC	(881,181)	01/04/27	(0.15)%	1D FEDL01	Monthly	93,144
Ivanhoe Mines Ltd.	Bank of America N.A.	(298,410)	02/15/28	(0.20)%	CABROVER	Monthly	(121)
Ivanhoe Mines Ltd., Class A	Bank of America N.A.	(1,413,122)	02/15/28	(0.20)%	CABROVER	Monthly	(68,849)
Ivanhoe Mines Ltd., Class A	Barclays Bank PLC	(930,594)	10/23/26	(0.20)%	CABROVER	Monthly	(59,204)
Ivanhoe Mines Ltd., Class A	Goldman Sachs Bank USA	(1,781,148)	08/18/26	(0.20)%	1D CORRA	Monthly	(86,779)
Ivanhoe Mines Ltd., Class A	Morgan Stanley & Co. International PLC	(802,146)	01/04/27	(0.20)%	CABROVER	Monthly	(51,032)
Ivanhoe Mines Ltd., Class A	Morgan Stanley & Co. International PLC	(11,383,152)	01/06/27	(0.20)%	CABROVER	Monthly	(724,191)
Iwatani Corp.	Barclays Bank PLC	(5,272,976)	05/12/27	(0.20)%	1D P TONA	Monthly	(46,678)
Iyogin Holdings, Inc.	Barclays Bank PLC	(2,928,174)	05/12/27	(0.20)%	1D P TONA	Monthly	(81,864)
Izumi Co. Ltd.	Barclays Bank PLC	(4,768,519)	05/12/27	(0.18)%	1D P TONA	Monthly	163,186
Izumi Co. Ltd.	UBS AG	(1,538,634)	04/03/28	0.00%	1D P TONA	Monthly	(8,346)
J Front Retailing Co. Ltd.	Bank of America N.A.	(29,672)	02/15/28	(0.15)%	1D P TONA	Monthly	474
J Front Retailing Co. Ltd.	Bank of America N.A.	(864,932)	03/15/28	(0.15)%	1D P TONA	Monthly	13,804
J Front Retailing Co. Ltd.	Bank of America N.A.	(1,325,476)	03/15/28	(0.25)%	1D P TONA	Monthly	27,615
J Front Retailing Co. Ltd.	Barclays Bank PLC	(3,142,972)	01/26/27	(0.20)%	1D P TONA	Monthly	65,482
J Front Retailing Co. Ltd.	Barclays Bank PLC	(11,166,508)	09/09/27	(0.20)%	1D P TONA	Monthly	225,942
J Front Retailing Co. Ltd.	Citibank N.A.	(1,748,472)	02/26/26	(0.15)%	1D P TONA	Monthly	34,538
J Front Retailing Co. Ltd.	Citibank N.A.	(1,408,880)	02/26/26	(0.15)%	1D P TONA	Monthly	21,966
J Front Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(3,009,555)	02/10/26	(0.15)%	1D P TONA	Monthly	(31,437)
J Front Retailing Co. Ltd.	JPMorgan Chase Bank N.A.	(4,020,928)	02/10/26	(0.15)%	1D P TONA	Monthly	(42,002)
J M Smucker Co.	Barclays Bank PLC	(1,223,676)	02/16/27	(0.15)%	1D OBFR01	Monthly	(25,626)
J M Smucker Co.	BNP Paribas SA	(893,669)	01/28/28	0.00%	1D OBFR01	Monthly	3,303
J M Smucker Co.	UBS AG	(13,808,432)	04/18/28	0.00%	1D OBFR01	Monthly	(10,543)
J M Smucker Co.	UBS AG	(108,133)	01/14/31	0.00%	1D OBFR01	Monthly	(83)
Jaccs Co., Ltd.	Barclays Bank PLC	(1,285,713)	05/12/27	(0.15)%	1D P TONA	Monthly	13,809
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Jack Henry & Associates, Inc.	Bank of America N.A.	$ (6,415,025)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ 210,596
Jack Henry & Associates, Inc.	Barclays Bank PLC	(19,601,967)	12/23/26	(0.15)%	1D OBFR01	Monthly	985,812
Jack Henry & Associates, Inc.	Barclays Bank PLC	(1,192,646)	02/16/27	(0.15)%	1D OBFR01	Monthly	6,814
Jack Henry & Associates, Inc.	UBS AG	(1,018,826)	01/14/31	0.00%	1D OBFR01	Monthly	50,913
James Hardie Industries PLC	UBS AG	(11,276,706)	04/21/28	0.00%	1D OBFR01	Monthly	457,750
Janus International Group, Inc.	SG Americas Securities LLC	(128,813)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,033
Janus International Group, Inc.	UBS AG	(2,215,306)	04/21/28	0.00%	1D OBFR01	Monthly	71,865
Japan Airlines Co., Ltd.	Barclays Bank PLC	(1,230,060)	01/20/27	(0.20)%	1D P TONA	Monthly	1,872
Japan Airlines Co., Ltd.	Barclays Bank PLC	(4,675,608)	09/09/27	(0.20)%	1D P TONA	Monthly	(29,299)
Japan Airport Terminal Co. Ltd.	Barclays Bank PLC	(17,755,801)	05/12/27	(0.20)%	1D P TONA	Monthly	151,374
Japan Elevator Service Holdings Co. Ltd.	Barclays Bank PLC	(1,278,780)	05/12/27	(0.20)%	1D P TONA	Monthly	38,455
Japan Excellent, Inc.	Barclays Bank PLC	(1,150,787)	05/12/27	(0.17)%	1D P TONA	Monthly	15,930
Japan Excellent, Inc.	UBS AG	(92,183)	04/03/28	0.00%	1D P TONA	Monthly	2,284
Japan Exchange Group, Inc.	Barclays Bank PLC	(911,836)	01/26/27	(0.15)%	1D P TONA	Monthly	38,859
Japan Exchange Group, Inc.	Barclays Bank PLC	(2,413,019)	05/12/27	(0.15)%	1D P TONA	Monthly	102,903
Japan Exchange Group, Inc.	Barclays Bank PLC	(7,330,243)	09/09/27	(0.15)%	1D P TONA	Monthly	312,596
Japan Exchange Group, Inc.	Citibank N.A.	(878,808)	02/26/26	(0.15)%	1D P TONA	Monthly	37,477
Japan Investment Adviser Co., Ltd.	Bank of America N.A.	(1,256,933)	02/15/28	0.00%	1D P TONA	Monthly	(17,988)
Japan Investment Adviser Co., Ltd.	Barclays Bank PLC	(1,630,463)	05/12/27	(0.15)%	1D P TONA	Monthly	(23,333)
Japan Investment Adviser Co., Ltd.	BNP Paribas SA	(39,767)	03/24/27	(0.70)%	1D TONA	Monthly	(569)
Japan Investment Adviser Co., Ltd.	Citibank N.A.	(109,360)	02/26/26	(0.15)%	1D P TONA	Monthly	(1,565)
Japan Investment Adviser Co., Ltd.	Goldman Sachs Bank USA	(76,694)	08/19/26	(0.34)%	1D P TONA	Monthly	(1,098)
Japan Investment Adviser Co., Ltd.	JPMorgan Chase Bank N.A.	(20,998)	02/10/26	(0.25)%	1D P TONA	Monthly	(2,052)
Japan Investment Adviser Co., Ltd.	Morgan Stanley & Co. International PLC	(837,956)	01/06/27	(0.25)%	1D P TONA	Monthly	(11,992)
Japan Investment Adviser Co., Ltd.	SG Americas Securities LLC	(1,084,005)	12/08/27	(0.25)%	1D P TONA	Monthly	(105,922)
Japan Investment Adviser Co., Ltd.	UBS AG	(399,094)	04/03/28	0.00%	1D P TONA	Monthly	(5,711)
Japan Post Bank Co. Ltd.	Barclays Bank PLC	(441,698)	01/26/27	(0.20)%	1D P TONA	Monthly	(43,352)
Japan Post Bank Co. Ltd.	Barclays Bank PLC	(6,759,107)	05/12/27	(0.20)%	1D P TONA	Monthly	(440,244)
Japan Post Bank Co. Ltd.	Citibank N.A.	(26,976,302)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,585,102)
Japan Post Insurance Co., Ltd.	Barclays Bank PLC	(1,446,061)	05/12/27	(0.15)%	1D P TONA	Monthly	(18,918)
Japan Post Insurance Co., Ltd.	Barclays Bank PLC	(2,006,065)	09/09/27	(0.15)%	1D P TONA	Monthly	(13,313)
Japan Prime Realty Investment Corp.	Barclays Bank PLC	(4,346,549)	05/12/27	(0.16)%	1D P TONA	Monthly	26,584
Japan Steel Works Ltd.	Bank of America N.A.	(7,602,662)	02/15/28	0.00%	1D P TONA	Monthly	860,711
Japan Steel Works Ltd.	Bank of America N.A.	(3,252,042)	03/15/28	0.00%	1D P TONA	Monthly	368,169
Japan Steel Works Ltd.	Barclays Bank PLC	(4,108,768)	05/12/27	(0.15)%	1D P TONA	Monthly	328,183
Japan Steel Works Ltd.	Barclays Bank PLC	(13,493,364)	09/09/27	(0.15)%	1D P TONA	Monthly	1,077,767
Japan Steel Works Ltd.	Citibank N.A.	(914,396)	02/26/26	(0.20)%	1D P TONA	Monthly	73,036
Japan Steel Works Ltd.	JPMorgan Chase Bank N.A.	(1,774,046)	02/10/26	(0.15)%	1D P TONA	Monthly	(2,774)
Jardine Cycle & Carriage Ltd.	Morgan Stanley & Co. International PLC	(2,985,968)	01/06/27	(1.88)%	SORA	Monthly	239,833
JB Hunt Transport Services, Inc.	Morgan Stanley & Co. International PLC	(330,223)	01/06/27	(0.15)%	1D FEDL01	Monthly	3,844
JBT Marel Corp.	Barclays Bank PLC	(563,005)	02/23/27	(0.15)%	1D OBFR01	Monthly	464
JBT Marel Corp.	Morgan Stanley & Co. International PLC	(1,842,129)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,287
JBT Marel Corp.	SG Americas Securities LLC	(22,244,100)	12/08/27	(0.15)%	1D OBFR01	Monthly	313,670
JD Sports Fashion PLC	Bank of America N.A.	(3,878,751)	02/15/28	(0.25)%	1D SONIA	Monthly	76,859
JD Sports Fashion PLC	Bank of America N.A.	(73,721)	02/15/28	(0.25)%	1D SONIA	Monthly	33
JD Sports Fashion PLC	Barclays Bank PLC	(764,551)	02/19/27	(0.25)%	1D SONIA	Monthly	7,049
JD Sports Fashion PLC	BNP Paribas SA	(868,508)	08/17/26	(0.25)%	1D SONIA	Monthly	17,210
JD Sports Fashion PLC	BNP Paribas SA	(1,412,275)	03/22/27	(0.25)%	1D SONIA	Monthly	27,985
JD Sports Fashion PLC	BNP Paribas SA	(1,125,629)	01/13/28	(0.25)%	1D SONIA	Monthly	7,555
JD Sports Fashion PLC	Goldman Sachs Bank USA	(782,394)	08/19/26	(0.25)%	1D SONIA	Monthly	15,503
JD Sports Fashion PLC	Goldman Sachs Bank USA	(1,555,759)	08/19/26	(0.25)%	1D SONIA	Monthly	30,828
JD Sports Fashion PLC	SG Americas Securities LLC	(540,381)	12/08/27	(0.25)%	1D SONIA	Monthly	14,865
JD Sports Fashion PLC	SG Americas Securities LLC	(3,561,206)	12/08/27	(0.09)%	1D SONIA	Monthly	97,961
JD Sports Fashion PLC	UBS AG	(5,633,625)	04/18/28	0.00%	1D SONIA	Monthly	111,633
JD Sports Fashion PLC	UBS AG	(1,908,460)	09/03/29	0.00%	1D SONIA	Monthly	37,817
JD Sports Fashion PLC	UBS AG	(1,673,731)	01/03/31	0.00%	1D SONIA	Monthly	1,192

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Jeol Ltd.	Barclays Bank PLC	$ (13,946,990)	05/12/27	(0.20)%	1D P TONA	Monthly	$ (330,403)
Jeol Ltd.	JPMorgan Chase Bank N.A.	(646,991)	02/10/26	(0.22)%	1D P TONA	Monthly	(131,629)
Jeronimo Martins SGPS SA	UBS AG	(1,450,764)	01/20/31	0.00%	1D ESTR	Monthly	22,790
Jeronimo Martins SGPS SA, Class A	SG Americas Securities LLC	(5,703,501)	12/08/27	(0.11)%	1D ESTR	Monthly	290,140
JFE Holdings, Inc.	Barclays Bank PLC	(12,142,808)	05/12/27	(0.20)%	1D P TONA	Monthly	459,461
JFE Holdings, Inc.	Barclays Bank PLC	(26,608,942)	09/09/27	(0.20)%	1D P TONA	Monthly	971,012
JFE Holdings, Inc.	Citibank N.A.	(2,673,262)	02/26/26	(0.15)%	1D P TONA	Monthly	77,562
JFrog Ltd.	UBS AG	(1,013,908)	01/22/31	0.00%	1D OBFR01	Monthly	32,604
JMDC, Inc.	Bank of America N.A.	(900,556)	02/15/28	0.00%	1D P TONA	Monthly	105,201
JMDC, Inc.	Barclays Bank PLC	(15,146,588)	05/12/27	(0.20)%	1D P TONA	Monthly	1,357,510
JMDC, Inc.	Citibank N.A.	(1,168,924)	02/26/26	(0.15)%	1D P TONA	Monthly	94,536
Johnson & Johnson	Bank of America N.A.	(967,877)	02/15/28	(0.15)%	1D OBFR01	Monthly	(16,797)
Johnson & Johnson	Barclays Bank PLC	(315,063)	02/16/27	(0.15)%	1D OBFR01	Monthly	(12,632)
Johnson & Johnson	BNP Paribas SA	(360,314)	01/28/28	(0.10)%	1D OBFR01	Monthly	(12,603)
Johnson & Johnson	Citibank N.A.	(7,571,771)	02/24/28	(0.15)%	1D OBFR01	Monthly	(303,578)
Johnson & Johnson	UBS AG	(1,072,899)	01/14/31	0.00%	1D OBFR01	Monthly	(44,717)
Jones Lang LaSalle, Inc.	Barclays Bank PLC	(679,226)	12/23/26	(0.15)%	1D OBFR01	Monthly	(5,456)
Judo Capital Holdings Ltd.	UBS AG	(119,175)	04/03/28	0.00%	1D AONIA	Monthly	349
Jungheinrich AG	SG Americas Securities LLC	(2,455,924)	12/08/27	0.10%	1D ESTR	Monthly	47,400
Jupiter Fund Management PLC	SG Americas Securities LLC	(123,856)	12/08/27	(0.25)%	1D SONIA	Monthly	(12,054)
Justsystems Corp.	Barclays Bank PLC	(8,709,761)	05/12/27	(0.20)%	1D P TONA	Monthly	382,685
JVCKenwood Corp.	Bank of America N.A.	(269,443)	02/15/28	(0.15)%	1D P TONA	Monthly	7,725
JVCKenwood Corp.	Barclays Bank PLC	(1,047,090)	05/12/27	(0.20)%	1D P TONA	Monthly	33,542
JVCKenwood Corp.	BNP Paribas SA	(442,656)	03/24/27	(0.50)%	1D TONA	Monthly	12,691
JVCKenwood Corp.	SG Americas Securities LLC	(315,912)	12/08/27	(0.25)%	1D P TONA	Monthly	(6,765)
JX Advanced Metals Corp.	Barclays Bank PLC	(3,662,042)	05/12/27	(0.15)%	1D P TONA	Monthly	100,523
JX Advanced Metals Corp.	Barclays Bank PLC	(11,282,315)	09/09/27	(0.15)%	1D P TONA	Monthly	314,586
JX Advanced Metals Corp.	UBS AG	(426,789)	01/06/31	0.00%	1D P TONA	Monthly	23,873
Jyske Bank A/S, Registered Shares	BNP Paribas SA	(1,479,524)	06/17/26	(0.25)%	DESTR	Monthly	16,110
K&O Energy Group, Inc.	BNP Paribas SA	(128,767)	03/24/27	(0.25)%	1D TONA	Monthly	(223)
K92 Mining, Inc.	Bank of America N.A.	(717,322)	02/15/28	(0.20)%	CABROVER	Monthly	47,974
Kadokawa Corp.	Bank of America N.A.	(592,626)	03/15/28	(0.15)%	1D P TONA	Monthly	9,260
Kadokawa Corp.	Barclays Bank PLC	(2,182,205)	05/12/27	(0.20)%	1D P TONA	Monthly	(26,132)
Kadokawa Corp.	Barclays Bank PLC	(13,395,094)	09/09/27	(0.20)%	1D P TONA	Monthly	(182,967)
Kadokawa Corp.	Citibank N.A.	(2,933,448)	02/26/26	(0.15)%	1D P TONA	Monthly	(27,770)
Kadokawa Corp.	Morgan Stanley & Co. International PLC	(10,563,441)	01/06/27	(0.25)%	1D P TONA	Monthly	(144,289)
Kagome Co. Ltd.	Barclays Bank PLC	(13,123,425)	05/12/27	(0.20)%	1D P TONA	Monthly	162,521
Kakaku.com, Inc.	Barclays Bank PLC	(3,243,625)	05/12/27	(0.20)%	1D P TONA	Monthly	189,165
Kakaku.com, Inc.	Citibank N.A.	(120,295)	02/26/26	(0.15)%	1D P TONA	Monthly	7,016
Kanematsu Corp.	Barclays Bank PLC	(117,676)	05/12/27	(0.15)%	1D P TONA	Monthly	2,091
Kansai Paint Co., Ltd.	Barclays Bank PLC	(7,936,325)	05/12/27	(0.20)%	1D P TONA	Monthly	282,213
Karman Holdings, Inc.	Morgan Stanley & Co. International PLC	(243,287)	01/06/27	(0.15)%	1D FEDL01	Monthly	10,983
Karoon Energy Ltd.	Barclays Bank PLC	(13,245,461)	05/12/27	(0.25)%	1D AONIA	Monthly	(527,153)
Kawasaki Heavy Industries Ltd.	Bank of America N.A.	(188,682)	03/15/28	(0.15)%	1D P TONA	Monthly	13,382
Kawasaki Heavy Industries Ltd.	Barclays Bank PLC	(589,865)	09/09/27	(0.20)%	1D P TONA	Monthly	30,574
Kawasaki Heavy Industries Ltd.	Citibank N.A.	(7,152,634)	02/26/26	(0.17)%	1D P TONA	Monthly	357,672
Kawasaki Heavy Industries Ltd.	SG Americas Securities LLC	(30,677,216)	12/08/27	(0.10)%	1D P TONA	Monthly	(1,360,945)
Kawasaki Heavy Industries Ltd.	SG Americas Securities LLC	(18,136,166)	12/08/27	(0.10)%	1D P TONA	Monthly	(804,582)
KBC Group NV	Morgan Stanley & Co. International PLC	(39,341,907)	01/06/27	(0.26)%	1D ESTR	Monthly	(666,684)
KBC Group NV	SG Americas Securities LLC	(20,806,008)	12/08/27	0.10%	1D ESTR	Monthly	(683,467)
KDDI Corp.	Barclays Bank PLC	(347,603)	05/12/27	(0.15)%	1D P TONA	Monthly	4,858
KDDI Corp.	Barclays Bank PLC	(2,578,767)	09/09/27	(0.15)%	1D P TONA	Monthly	36,040
Kearny Financial Corp.	SG Americas Securities LLC	(255,833)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,320)
KeePer Technical Laboratory Co. Ltd.	Barclays Bank PLC	(472,941)	05/12/27	(3.62)%	1D P TONA	Monthly	9,159
KeePer Technical Laboratory Co. Ltd.	Morgan Stanley & Co. International PLC	(1,364,858)	01/06/27	(2.19)%	1D P TONA	Monthly	33,556
Keihan Holdings Co. Ltd.	Citibank N.A.	(1,000,999)	02/26/26	(0.15)%	1D P TONA	Monthly	16,930
Keikyu Corp.	Barclays Bank PLC	(114,598)	05/12/27	(0.15)%	1D P TONA	Monthly	590
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Keisei Electric Railway Co. Ltd.	Morgan Stanley & Co. International PLC	$ (5,810,048)	01/06/27	(0.25)%	1D P TONA	Monthly	$ 145,816
Kelt Exploration Ltd.	Morgan Stanley & Co. International PLC	(1,142,925)	01/04/27	(0.20)%	CABROVER	Monthly	—
Kemira OYJ	Morgan Stanley & Co. International PLC	(3,834,312)	01/04/27	(0.26)%	1D ESTR	Monthly	78,926
Kemira OYJ	SG Americas Securities LLC	(8,415,894)	12/08/27	(0.26)%	1D ESTR	Monthly	45,151
Keppel DC REIT	BNP Paribas SA	(382,460)	03/22/27	(0.30)%	SORA	Monthly	(6,741)
Keppel Ltd.	Barclays Bank PLC	(7,949,418)	02/22/27	(0.30)%	SORA	Monthly	(39,164)
Keppel Ltd.	Morgan Stanley & Co. International PLC	(1,491,265)	01/06/27	(0.30)%	SORA	Monthly	(7,347)
Keppel Ltd.	Morgan Stanley & Co. International PLC	(1,542,629)	01/07/27	(0.30)%	SORA	Monthly	(7,600)
Keppel Ltd.	SG Americas Securities LLC	(948,691)	12/08/27	(0.30)%	SORA	Monthly	(36,332)
Kering SA	Bank of America N.A.	(492,111)	02/15/28	(0.26)%	1D ESTR	Monthly	1,367
Kering SA	Citibank N.A.	(25,710,745)	06/25/26	(0.01)%	1D ESTR	Monthly	1,531,962
Kering SA	Citibank N.A.	(15,649,858)	07/06/26	0.00%	1D ESTR	Monthly	638,796
Kesko OYJ, Class B	Barclays Bank PLC	(1,754,246)	12/10/26	(0.26)%	1D ESTR	Monthly	(53,420)
Kesko OYJ, Class B	UBS AG	(8,495,481)	09/03/29	0.00%	1D ESTR	Monthly	(701,842)
Keurig Dr Pepper, Inc.	Bank of America N.A.	(702,631)	02/15/28	(0.15)%	1D OBFR01	Monthly	(16,270)
Keurig Dr Pepper, Inc.	Barclays Bank PLC	(1,900,032)	02/16/27	(0.15)%	1D OBFR01	Monthly	(12,180)
Keurig Dr Pepper, Inc.	BNP Paribas SA	(2,482,216)	01/28/28	0.00%	1D OBFR01	Monthly	20,684
Keurig Dr Pepper, Inc.	UBS AG	(814,789)	01/14/31	0.00%	1D OBFR01	Monthly	3,224
Kewpie Corp.	Barclays Bank PLC	(3,983,184)	05/12/27	(0.15)%	1D P TONA	Monthly	36,418
Keyence Corp.	Barclays Bank PLC	(8,368,526)	05/12/27	(0.15)%	1D P TONA	Monthly	187,540
Keyence Corp.	Barclays Bank PLC	(383,239)	09/09/27	(0.15)%	1D P TONA	Monthly	16,378
Keyera Corp.	Bank of America N.A.	(2,694,743)	02/15/28	(0.20)%	CABROVER	Monthly	(110,258)
Keyera Corp.	Barclays Bank PLC	(732,782)	02/16/27	(0.20)%	CABROVER	Monthly	(40,589)
Keyera Corp.	BNP Paribas SA	(2,561,987)	08/17/26	(0.20)%	CABROVER	Monthly	(78,472)
Keyera Corp.	BNP Paribas SA	(1,450,400)	01/17/28	(0.20)%	CABROVER	Monthly	(60,819)
Keyera Corp.	Morgan Stanley & Co. International PLC	(356,451)	01/06/27	(0.20)%	CABROVER	Monthly	(13,134)
Kikkoman Corp.	Bank of America N.A.	(135,223)	02/15/28	(0.25)%	1D P TONA	Monthly	444
Kikkoman Corp.	BNP Paribas SA	(55,697,192)	09/09/26	(0.25)%	1D TONA	Monthly	182,758
Kikkoman Corp.	BNP Paribas SA	(15,527,003)	03/24/27	(0.25)%	1D TONA	Monthly	50,949
Kikkoman Corp.	BNP Paribas SA	(8,214,156)	01/21/28	(0.25)%	1D TONA	Monthly	147,322
Kikkoman Corp.	Goldman Sachs Bank USA	(77,140)	08/19/26	(0.25)%	1D P TONA	Monthly	253
Kikkoman Corp.	SG Americas Securities LLC	(1,343,736)	12/08/27	(0.16)%	1D P TONA	Monthly	(11,290)
Kikkoman Corp.	UBS AG	(954,726)	04/18/28	0.00%	1D P TONA	Monthly	3,133
Killam Apartment Real Estate Investment Trust	BNP Paribas SA	(113,758)	05/18/26	(0.20)%	CABROVER	Monthly	(423)
Kimberly-Clark Corp.	BNP Paribas SA	(806,823)	01/28/28	(0.15)%	1D OBFR01	Monthly	5,203
Kimco Realty Corp.	Bank of America N.A.	(726,490)	02/15/28	(0.15)%	1D OBFR01	Monthly	(10,488)
Kimco Realty Corp.	Barclays Bank PLC	(1,995,929)	02/16/27	(0.15)%	1D OBFR01	Monthly	(30,766)
Kimco Realty Corp.	BNP Paribas SA	(2,477,800)	01/28/28	(0.15)%	1D OBFR01	Monthly	(20,306)
Kinden Corp.	Barclays Bank PLC	(758,222)	09/09/27	(0.15)%	1D P TONA	Monthly	67,923
Kinden Corp.	Citibank N.A.	(362,636)	02/26/26	(0.15)%	1D P TONA	Monthly	35,187
Kinetik Holdings, Inc., Class A	Barclays Bank PLC	(5,522,767)	12/23/26	(0.88)%	1D OBFR01	Monthly	(173,787)
Kinetik Holdings, Inc., Class A	Citibank N.A.	(991,775)	02/24/28	(0.82)%	1D OBFR01	Monthly	(40,630)
Kingfisher PLC	Barclays Bank PLC	(355,908)	02/19/27	(0.25)%	1D SONIA	Monthly	(14,501)
Kingfisher PLC	BNP Paribas SA	(1,361,230)	01/13/28	(0.10)%	1D SONIA	Monthly	(42,997)
Kingfisher PLC	UBS AG	(1,375,948)	01/03/31	0.00%	1D SONIA	Monthly	(71,387)
Kingspan Group PLC	Barclays Bank PLC	(11,703,812)	08/17/26	(0.26)%	1D ESTR	Monthly	(187,615)
Kingspan Group PLC	Barclays Bank PLC	(3,373,182)	12/10/26	(0.26)%	1D ESTR	Monthly	(54,073)
Kingspan Group PLC	BNP Paribas SA	(11,423,411)	06/17/27	(0.26)%	1D ESTR	Monthly	(122,765)
Kingspan Group PLC	UBS AG	(77,437)	01/20/31	0.00%	1D ESTR	Monthly	28
Kinross Gold Corp.	Bank of America N.A.	(123,048)	02/15/28	(0.20)%	CABROVER	Monthly	(20)
Kinross Gold Corp.	Bank of America N.A.	(244,985)	02/15/28	(0.20)%	CABROVER	Monthly	17,556
Kinross Gold Corp.	Barclays Bank PLC	(648,013)	02/16/27	(0.20)%	CABROVER	Monthly	97,452
Kinross Gold Corp.	BNP Paribas SA	(811,192)	01/17/28	(0.20)%	CABROVER	Monthly	50,270
Kinsale Capital Group, Inc.	Barclays Bank PLC	(2,674,160)	12/23/26	(0.15)%	1D OBFR01	Monthly	76,000

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
KION Group AG	Citibank N.A.	$ (8,295,614)	06/25/26	0.00%	1D ESTR	Monthly	$ 736,984
Kioxia Holdings Corp.	Barclays Bank PLC	(2,094,606)	01/26/27	(0.20)%	1D P TONA	Monthly	(381,225)
Kioxia Holdings Corp.	Barclays Bank PLC	(2,471,389)	05/12/27	(0.20)%	1D P TONA	Monthly	(346,408)
Kioxia Holdings Corp.	Barclays Bank PLC	(5,450,354)	09/09/27	(0.20)%	1D P TONA	Monthly	(910,207)
Kioxia Holdings Corp.	Citibank N.A.	(2,441,617)	02/26/26	(1.33)%	1D P TONA	Monthly	(376,180)
Kirin Holdings Co. Ltd.	Barclays Bank PLC	(3,165,865)	05/12/27	(0.15)%	1D P TONA	Monthly	93,729
Kite Realty Group Trust	Barclays Bank PLC	(483,366)	02/16/27	(0.15)%	1D OBFR01	Monthly	(4,780)
Kiyo Bank Ltd.	Barclays Bank PLC	(1,241,438)	05/12/27	(0.20)%	1D P TONA	Monthly	(52,915)
Kiyo Bank Ltd.	Goldman Sachs Bank USA	(97,525)	08/19/26	(0.25)%	1D P TONA	Monthly	(7,488)
KKR & Co., Inc., Class A	Bank of America N.A.	(8,967,974)	02/15/28	0.30%	1D OBFR01	Monthly	1,165,044
KKR & Co., Inc., Class A	Citibank N.A.	(7,963,719)	02/24/28	(0.15)%	1D OBFR01	Monthly	594,635
KKR & Co., Inc., Class A	SG Americas Securities LLC	(2,943,555)	12/08/27	(0.15)%	1D OBFR01	Monthly	426,864
KLA Corp.	UBS AG	(738,244)	04/18/28	0.00%	1D OBFR01	Monthly	(1)
Klaviyo, Inc., Class A	Bank of America N.A.	(1,408)	02/15/28	(0.15)%	1D OBFR01	Monthly	186
Klaviyo, Inc., Class A	Bank of America N.A.	(1,867,771)	02/15/28	(0.15)%	1D OBFR01	Monthly	298,768
Klaviyo, Inc., Class A	SG Americas Securities LLC	(3,855,584)	12/08/27	(0.15)%	1D OBFR01	Monthly	801,642
Knorr-Bremse AG	Bank of America N.A.	(929,453)	02/15/28	(0.26)%	1D ESTR	Monthly	3,211
Knorr-Bremse AG	Barclays Bank PLC	(4,602)	12/10/26	(0.26)%	1D ESTR	Monthly	61
Kobayashi Pharmaceutical Co., Ltd.	Barclays Bank PLC	(8,758,903)	05/12/27	(0.20)%	1D P TONA	Monthly	113,523
Kobe Bussan Co., Ltd.	Bank of America N.A.	(883,268)	03/15/28	(0.15)%	1D P TONA	Monthly	(20,993)
Kobe Bussan Co., Ltd.	Barclays Bank PLC	(1,435,705)	01/20/27	(0.19)%	1D P TONA	Monthly	(33,108)
Kobe Bussan Co., Ltd.	Barclays Bank PLC	(343,986)	01/26/27	(0.19)%	1D P TONA	Monthly	(7,943)
Kobe Bussan Co., Ltd.	UBS AG	(3,479,830)	01/06/31	0.00%	1D P TONA	Monthly	(352)
Kokusai Electric Corp.	Bank of America N.A.	(3,561,967)	02/15/28	0.00%	1D P TONA	Monthly	(99,771)
Kokusai Electric Corp.	Barclays Bank PLC	(984,349)	01/26/27	(0.15)%	1D P TONA	Monthly	54,384
Kokusai Electric Corp.	Barclays Bank PLC	(9,338,411)	05/12/27	(0.15)%	1D P TONA	Monthly	516,198
Kokusai Electric Corp.	Barclays Bank PLC	(7,989,285)	09/09/27	(0.15)%	1D P TONA	Monthly	441,622
Kokusai Electric Corp.	Citibank N.A.	(3,303,659)	02/26/26	(0.21)%	1D P TONA	Monthly	181,633
Kokusai Electric Corp.	UBS AG	(1,369,055)	04/18/28	0.00%	1D P TONA	Monthly	(38,347)
Komatsu Ltd.	Barclays Bank PLC	(19,855,875)	05/12/27	(0.16)%	1D P TONA	Monthly	(935,208)
Komatsu Ltd.	Barclays Bank PLC	(27,108,753)	09/09/27	(0.16)%	1D P TONA	Monthly	(1,264,644)
Komatsu Ltd.	JPMorgan Chase Bank N.A.	(5,558,998)	02/10/26	(0.15)%	1D P TONA	Monthly	(863,578)
Komeri Co. Ltd.	Bank of America N.A.	(632,993)	03/15/28	(0.15)%	1D P TONA	Monthly	35,507
Komeri Co. Ltd.	Barclays Bank PLC	(102,636)	01/20/27	(0.15)%	1D P TONA	Monthly	8,746
Komeri Co. Ltd.	UBS AG	(326,644)	01/06/31	0.00%	1D P TONA	Monthly	(6,241)
Konami Group Corp.	Bank of America N.A.	(140,605)	03/15/28	(0.15)%	1D P TONA	Monthly	(5,418)
Konami Group Corp.	Barclays Bank PLC	(4,147,045)	01/26/27	(0.15)%	1D P TONA	Monthly	(438,083)
Konami Group Corp.	Barclays Bank PLC	(791,183)	05/12/27	(0.20)%	1D P TONA	Monthly	(41,150)
Konami Group Corp.	Barclays Bank PLC	(9,267,985)	09/09/27	(0.15)%	1D P TONA	Monthly	(895,230)
Konami Group Corp.	BNP Paribas SA	(2,263,737)	09/09/26	(0.25)%	1D TONA	Monthly	(87,236)
Konami Group Corp.	BNP Paribas SA	(4,105,660)	03/24/27	(0.25)%	1D TONA	Monthly	(158,217)
Konami Group Corp.	BNP Paribas SA	(3,182,923)	01/21/28	(0.25)%	1D TONA	Monthly	(336,236)
Kongsberg Gruppen ASA	Barclays Bank PLC	(1,264,407)	02/03/27	(0.26)%	NOWA	Monthly	(59,140)
Kongsberg Gruppen ASA	UBS AG	(351,944)	09/03/29	0.00%	NOWA	Monthly	(7,369)
Konica Minolta, Inc.	Barclays Bank PLC	(340,597)	05/12/27	0.00%	1D P TONA	Monthly	(6,518)
Koninklijke Vopak NV	Morgan Stanley & Co. International PLC	(7,327,429)	01/04/27	(0.26)%	1D ESTR	Monthly	(282,837)
Koninklijke Vopak NV	SG Americas Securities LLC	(13,311,701)	12/08/27	(0.21)%	1D ESTR	Monthly	(1,054,041)
Kotobuki Spirits Co., Ltd.	Barclays Bank PLC	(10,120,403)	05/12/27	(0.20)%	1D P TONA	Monthly	124,368
Kotobuki Spirits Co., Ltd.	UBS AG	(1,074,923)	04/03/28	0.00%	1D P TONA	Monthly	5,288
Kraft Heinz Co.	Bank of America N.A.	(1,309,023)	02/15/28	(0.15)%	1D OBFR01	Monthly	(58,828)
Kraft Heinz Co.	Barclays Bank PLC	(2,052,197)	02/16/27	(0.15)%	1D OBFR01	Monthly	(58,526)
Kraft Heinz Co.	BNP Paribas SA	(34,607,690)	04/16/26	(0.15)%	1D OBFR01	Monthly	713,855
Kraft Heinz Co.	BNP Paribas SA	(837,842)	01/28/28	(0.15)%	1D OBFR01	Monthly	(19,908)
Kraft Heinz Co.	UBS AG	(3,416,227)	01/14/31	0.00%	1D OBFR01	Monthly	(162,935)
Kraken Robotics, Inc.	Barclays Bank PLC	(966,282)	12/23/26	(1.50)%	CABROVER	Monthly	1,209
Kraken Robotics, Inc.	BNP Paribas SA	(172,462)	05/18/26	(0.20)%	CABROVER	Monthly	1,287
Kraken Robotics, Inc.	Citibank N.A.	(365,358)	02/24/28	(1.33)%	1D CORRA	Monthly	457
Kraken Robotics, Inc.	Morgan Stanley & Co. International PLC	(1,091,578)	01/04/27	(1.24)%	CABROVER	Monthly	1,366
Krosaki Harima Corp.	Barclays Bank PLC	(5,189,597)	05/12/27	(0.17)%	1D P TONA	Monthly	(36,219)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Krosaki Harima Corp.	Morgan Stanley & Co. International PLC	$ (1,627,475)	01/06/27	(0.25)%	1D P TONA	Monthly	$ (11,359)
Krystal Biotech, Inc.	SG Americas Securities LLC	(7,409,361)	12/08/27	(0.15)%	1D OBFR01	Monthly	(582,488)
Kuehne + Nagel International AG, Registered Shares	Morgan Stanley & Co. International PLC	(181,975)	01/06/27	(0.26)%	SSARON	Monthly	4,599
Kumiai Chemical Industry Co., Ltd.	Bank of America N.A.	(434,888)	02/15/28	0.00%	1D P TONA	Monthly	(5,033)
Kumiai Chemical Industry Co., Ltd.	Barclays Bank PLC	(1,969,708)	05/12/27	(0.17)%	1D P TONA	Monthly	(152)
Kumiai Chemical Industry Co., Ltd.	BNP Paribas SA	(1,039,773)	03/24/27	(0.25)%	1D TONA	Monthly	(12,033)
Kumiai Chemical Industry Co., Ltd.	Citibank N.A.	(746,942)	02/26/26	(0.25)%	1D P TONA	Monthly	(58)
Kumiai Chemical Industry Co., Ltd.	JPMorgan Chase Bank N.A.	(83,699)	02/10/26	(0.25)%	1D P TONA	Monthly	(1,829)
Kumiai Chemical Industry Co., Ltd.	Morgan Stanley & Co. International PLC	(980,760)	01/06/27	(0.25)%	1D P TONA	Monthly	(76)
Kura Sushi, Inc.	Barclays Bank PLC	(1,826,176)	05/12/27	(2.51)%	1D P TONA	Monthly	26,700
Kura Sushi, Inc.	BNP Paribas SA	(220,961)	03/24/27	(2.80)%	1D TONA	Monthly	(5,623)
Kurabo Industries Ltd.	Bank of America N.A.	(264,836)	02/15/28	(0.25)%	1D P TONA	Monthly	(5,403)
Kurabo Industries Ltd.	Barclays Bank PLC	(403,922)	05/12/27	(0.20)%	1D P TONA	Monthly	10,314
Kurabo Industries Ltd.	BNP Paribas SA	(201,506)	03/24/27	(0.25)%	1D TONA	Monthly	(4,111)
Kurabo Industries Ltd.	Citibank N.A.	(198,947)	02/26/26	(0.15)%	1D P TONA	Monthly	5,080
Kurabo Industries Ltd.	Morgan Stanley & Co. International PLC	(66,316)	01/06/27	(0.25)%	1D P TONA	Monthly	1,693
Kurabo Industries Ltd.	SG Americas Securities LLC	(199,586)	12/08/27	(0.25)%	1D P TONA	Monthly	(11,905)
Kurabo Industries Ltd.	UBS AG	(126,661)	04/03/28	0.00%	1D P TONA	Monthly	(2,584)
Kurita Water Industries Ltd.	Morgan Stanley & Co. International PLC	(273,352)	01/07/27	(0.25)%	1D P TONA	Monthly	(16,763)
Kurita Water Industries Ltd.	UBS AG	(1,510,504)	09/03/29	0.00%	1D P TONA	Monthly	(65,119)
KYB Corp.	Bank of America N.A.	(1,567,666)	02/15/28	0.00%	1D P TONA	Monthly	78,947
KYB Corp.	Barclays Bank PLC	(5,259,224)	05/12/27	(0.20)%	1D P TONA	Monthly	312,926
Kyoto Financial Group, Inc.	Bank of America N.A.	(4,420,698)	03/15/28	(0.15)%	1D P TONA	Monthly	(150,054)
Kyoto Financial Group, Inc.	Barclays Bank PLC	(2,090,950)	05/12/27	(0.20)%	1D P TONA	Monthly	(15,655)
Kyowa Kirin Co. Ltd.	Citibank N.A.	(108,405)	02/26/26	0.00%	1D P TONA	Monthly	(363)
Kyushu Electric Power Co., Inc.	Bank of America N.A.	(243,572)	02/15/28	(0.15)%	1D P TONA	Monthly	8,688
Kyushu Electric Power Co., Inc.	Bank of America N.A.	(181,236)	03/15/28	(0.15)%	1D P TONA	Monthly	6,465
Kyushu Electric Power Co., Inc.	Barclays Bank PLC	(3,054,498)	05/12/27	(0.15)%	1D P TONA	Monthly	105,656
Kyushu Electric Power Co., Inc.	Barclays Bank PLC	(6,813,524)	09/09/27	(0.15)%	1D P TONA	Monthly	235,681
Kyushu Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	(232,105)	02/10/26	(0.75)%	1D P TONA	Monthly	(1,665)
Kyushu Railway Co.	Bank of America N.A.	(774,861)	02/15/28	(0.15)%	1D P TONA	Monthly	22,684
Kyushu Railway Co.	Barclays Bank PLC	(2,365,890)	05/12/27	(0.15)%	1D P TONA	Monthly	48,164
L E Lundbergforetagen AB	Morgan Stanley & Co. International PLC	(370,860)	01/08/27	(0.26)%	1D STIBOR	Monthly	(9,664)
L E Lundbergforetagen AB, Class B	Bank of America N.A.	(1,321,481)	02/15/28	(0.26)%	1D STIBOR	Monthly	13,295
L E Lundbergforetagen AB, Class B	Bank of America N.A.	(2,527)	02/15/28	(0.26)%	1D STIBOR	Monthly	25
L E Lundbergforetagen AB, Class B	BNP Paribas SA	(13,528,381)	08/17/26	(0.25)%	1D STIBOR	Monthly	136,107
L E Lundbergforetagen AB, Class B	SG Americas Securities LLC	(3,085,851)	12/08/27	0.03%	1D STIBOR	Monthly	(82,246)
Labcorp Holdings, Inc.	Bank of America N.A.	(239,166)	02/15/28	(0.15)%	1D OBFR01	Monthly	(586)
Labcorp Holdings, Inc.	BNP Paribas SA	(320,491)	01/28/28	0.00%	1D OBFR01	Monthly	(2,890)
Labcorp Holdings, Inc.	UBS AG	(587,853)	01/14/31	0.00%	1D OBFR01	Monthly	(7,319)
Laboratorios Farmaceuticos Rovi SA	Barclays Bank PLC	(12,038,399)	12/10/26	(0.26)%	1D ESTR	Monthly	256,716
Lam Research Corp.	Bank of America N.A.	(411,583)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7)
Lamb Weston Holdings, Inc.	BNP Paribas SA	(7,771,437)	04/16/26	(0.15)%	1D OBFR01	Monthly	(353,810)
Land Securities Group PLC	Bank of America N.A.	(114,298)	02/15/28	(0.25)%	1D SONIA	Monthly	(1,920)
Land Securities Group PLC	Bank of America N.A.	(2,396,740)	02/15/28	(0.25)%	1D SONIA	Monthly	(22,196)
Land Securities Group PLC	SG Americas Securities LLC	(15,332,019)	12/08/27	(0.25)%	1D SONIA	Monthly	(172,981)
Land Securities Group PLC	SG Americas Securities LLC	(10,740,027)	12/08/27	(0.25)%	1D SONIA	Monthly	(145,399)
Land Securities Group PLC	UBS AG	(4,463,198)	01/03/31	0.00%	1D SONIA	Monthly	(68,871)
Landstar System, Inc.	BNP Paribas SA	(133,588)	01/28/28	(0.10)%	1D OBFR01	Monthly	3,644
Landstar System, Inc.	UBS AG	(15,912)	01/14/31	0.00%	1D OBFR01	Monthly	677
Lantheus Holdings, Inc.	BNP Paribas SA	(6,792,682)	04/16/26	(0.15)%	1D OBFR01	Monthly	(98,070)
Las Vegas Sands Corp.	Barclays Bank PLC	(424,466)	02/23/27	(0.15)%	1D OBFR01	Monthly	147
Lasertec Corp.	Barclays Bank PLC	(14,164,629)	05/12/27	(0.15)%	1D P TONA	Monthly	1,161,493
Lasertec Corp.	Barclays Bank PLC	(14,965,456)	09/09/27	(0.15)%	1D P TONA	Monthly	1,227,160
Lattice Semiconductor Corp.	SG Americas Securities LLC	(618,858)	12/08/27	0.00%	1D OBFR01	Monthly	(19)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Lattice Semiconductor Corp.	UBS AG	$ (403,038)	01/14/31	0.00%	1D OBFR01	Monthly	$ 21,776
La-Z-Boy, Inc.	SG Americas Securities LLC	(3,372,264)	12/08/27	(0.14)%	1D OBFR01	Monthly	225,567
LCI Industries	Barclays Bank PLC	(17,373,798)	12/23/26	(0.15)%	1D OBFR01	Monthly	365,239
LEG Immobilien SE	Bank of America N.A.	(2,115,650)	02/15/28	(0.26)%	1D ESTR	Monthly	63,416
LEG Immobilien SE	Barclays Bank PLC	(1,335,650)	02/19/27	(0.20)%	1D ESTR	Monthly	1,069
LEG Immobilien SE	BNP Paribas SA	(5,275,891)	01/13/28	(0.26)%	1D ESTR	Monthly	37,207
LEG Immobilien SE	UBS AG	(641,280)	01/03/31	0.00%	1D ESTR	Monthly	5,624
Legalzoom.com, Inc.	BNP Paribas SA	(4,350,739)	01/28/28	(0.15)%	1D OBFR01	Monthly	(489)
LendingClub Corp.	Barclays Bank PLC	(526,700)	02/16/27	(0.15)%	1D OBFR01	Monthly	71,567
LendingClub Corp.	BNP Paribas SA	(1,130,096)	01/28/28	(0.10)%	1D OBFR01	Monthly	214,690
Lennox International, Inc.	Bank of America N.A.	(74,171)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,870
Lennox International, Inc.	Barclays Bank PLC	(467,886)	02/16/27	(0.15)%	1D OBFR01	Monthly	13,403
Lennox International, Inc.	UBS AG	(1,047,925)	01/22/31	0.00%	1D OBFR01	Monthly	25,090
Leo Lithium Ltd.	Goldman Sachs Bank USA	(11,881)	08/19/26	(1.27)%	1D AONIA	Monthly	11,881
Leonardo DRS, Inc.	Barclays Bank PLC	(1,110,811)	02/16/27	(0.15)%	1D OBFR01	Monthly	19,806
Leonardo DRS, Inc.	BNP Paribas SA	(148,924)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,229
Levi Strauss & Co., Class A	Barclays Bank PLC	(1,643,914)	02/23/27	(0.15)%	1D OBFR01	Monthly	127,348
Liberty Broadband Corp., Class C	SG Americas Securities LLC	(4,512,083)	12/08/27	(0.15)%	1D OBFR01	Monthly	67,441
Liberty Live Holdings, Inc., Class C	SG Americas Securities LLC	(8,605,723)	12/08/27	(0.15)%	1D OBFR01	Monthly	32,185
Liberty Media Corp-Liberty Formula One, Class C	UBS AG	(4,435)	04/18/28	0.00%	1D OBFR01	Monthly	171
Liberty Media Corp-Liberty Formula One, Class C	UBS AG	(4,557,825)	01/22/31	0.00%	1D OBFR01	Monthly	19,297
Life Time Group Holdings, Inc.	BNP Paribas SA	(572,670)	01/24/28	(0.15)%	1D OBFR01	Monthly	267
Life Time Group Holdings, Inc.	Morgan Stanley & Co. International PLC	(4,041,355)	01/06/27	(0.15)%	1D FEDL01	Monthly	(12,021)
Life360, Inc.	Barclays Bank PLC	(139,795)	12/23/26	(0.15)%	1D OBFR01	Monthly	22,179
Life360, Inc.	Morgan Stanley & Co. International PLC	(4,472,332)	01/04/27	(0.29)%	1D FEDL01	Monthly	(202,361)
Life360, Inc.	SG Americas Securities LLC	(395,421)	12/08/27	(0.06)%	1D OBFR01	Monthly	31,859
Life360, Inc.	UBS AG	(4,717,926)	04/21/28	0.00%	1D OBFR01	Monthly	6,225
Lifedrink Co., Inc.	Barclays Bank PLC	(683,640)	05/12/27	(0.19)%	1D P TONA	Monthly	74,394
Lifedrink Co., Inc.	BNP Paribas SA	(364,932)	03/24/27	(0.25)%	1D TONA	Monthly	15,742
Lifedrink Co., Inc.	Morgan Stanley & Co. International PLC	(375,355)	01/06/27	(0.25)%	1D P TONA	Monthly	40,846
LIFENET INSURANCE CO.	Barclays Bank PLC	(119,628)	05/12/27	(1.25)%	1D P TONA	Monthly	6,806
LIFENET INSURANCE CO.	BNP Paribas SA	(296,257)	03/24/27	(1.40)%	1D TONA	Monthly	7,069
LIFENET INSURANCE CO.	Citibank N.A.	(1,461,659)	02/26/26	(1.15)%	1D P TONA	Monthly	83,153
LIFENET INSURANCE CO.	JPMorgan Chase Bank N.A.	(346,659)	02/10/26	(1.33)%	1D P TONA	Monthly	(3,479)
LIFENET INSURANCE CO.	Morgan Stanley & Co. International PLC	(1,405,283)	01/06/27	(1.00)%	1D P TONA	Monthly	79,946
Lifestyle Communities Ltd.	Bank of America N.A.	(389,429)	02/15/28	(0.30)%	1D AONIA	Monthly	9,501
Lifestyle Communities Ltd.	Barclays Bank PLC	(1,077,485)	05/12/27	(0.25)%	1D AONIA	Monthly	42,771
Lifestyle Communities Ltd.	Morgan Stanley & Co. International PLC	(846,136)	01/06/27	(1.50)%	1D AONIA	Monthly	33,587
Ligand Pharmaceuticals, Inc.	JPMorgan Chase Bank N.A.	(74,024)	02/10/26	(0.15)%	1D OBFR01	Monthly	2,947
Ligand Pharmaceuticals, Inc.	UBS AG	(5,884,949)	04/21/28	0.00%	1D OBFR01	Monthly	119,452
Light & Wonder, Inc.	UBS AG	(1,484,333)	04/03/28	0.00%	1D AONIA	Monthly	(1,946)
Lincoln National Corp.	Morgan Stanley & Co. International PLC	(13,932,257)	01/06/27	(0.15)%	1D FEDL01	Monthly	(114,780)
Lindab International AB	BNP Paribas SA	(1,757,059)	11/17/27	(0.25)%	1D STIBOR	Monthly	111,963
Lindab International AB	Morgan Stanley & Co. International PLC	(2,157,703)	01/04/27	(0.26)%	1D STIBOR	Monthly	36,748
Lineage, Inc.	Morgan Stanley & Co. International PLC	(2,514,832)	01/06/27	(0.15)%	1D FEDL01	Monthly	(33,541)
Lineage, Inc.	SG Americas Securities LLC	(158,298)	12/08/27	(0.15)%	1D OBFR01	Monthly	3,638
LINK Mobility Group Holding ASA	Barclays Bank PLC	(853,337)	12/11/26	(0.65)%	NOWA	Monthly	4,230
LINK Mobility Group Holding ASA	Morgan Stanley & Co. International PLC	(1,026,465)	01/04/27	(1.00)%	NOWA	Monthly	5,088
LINK Mobility Group Holding ASA	SG Americas Securities LLC	(674,586)	12/08/27	(0.81)%	NOWA	Monthly	20,779
LINK Mobility Group Holding ASA	UBS AG	(483,620)	04/24/28	0.00%	NOWA	Monthly	249
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Lion Corp.	Barclays Bank PLC	$ (2,204,541)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 27,828
Liontown Ltd.	Citibank N.A.	(147,174)	02/25/26	(1.15)%	1D AONIA	Monthly	22,352
Liontown Ltd.	Morgan Stanley & Co. International PLC	(699,443)	01/06/27	(0.30)%	1D AONIA	Monthly	114,507
Liquidia Corp.	Bank of America N.A.	(3,517,826)	02/15/28	(0.15)%	1D OBFR01	Monthly	(326,480)
Liquidia Corp.	Barclays Bank PLC	(6,452,261)	12/23/26	(0.15)%	1D OBFR01	Monthly	(207,377)
Liquidia Corp.	BNP Paribas SA	(1,076,539)	04/16/26	(0.15)%	1D OBFR01	Monthly	(99,911)
Liquidia Corp.	Morgan Stanley & Co. International PLC	(2,921,309)	01/04/27	(0.15)%	1D FEDL01	Monthly	(93,892)
Liquidity Services, Inc.	SG Americas Securities LLC	(115,014)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,874)
LivaNova PLC	Bank of America N.A.	(325,962)	02/15/28	(0.15)%	1D OBFR01	Monthly	(12,576)
Live Nation Entertainment, Inc.	Bank of America N.A.	(882,916)	02/15/28	(0.15)%	1D OBFR01	Monthly	10,216
Live Nation Entertainment, Inc.	Barclays Bank PLC	(168,393)	02/16/27	(0.15)%	1D OBFR01	Monthly	(8,911)
Live Nation Entertainment, Inc.	BNP Paribas SA	(1,043,347)	01/28/28	(0.15)%	1D OBFR01	Monthly	(42,874)
Live Nation Entertainment, Inc.	UBS AG	(399,620)	01/14/31	0.00%	1D OBFR01	Monthly	(19,567)
Live Oak Bancshares, Inc.	SG Americas Securities LLC	(1,034,509)	12/08/27	(0.15)%	1D OBFR01	Monthly	(60,195)
Lixil Corp.	Barclays Bank PLC	(5,867,000)	05/12/27	(0.20)%	1D P TONA	Monthly	260,767
LKQ Corp.	SG Americas Securities LLC	(6,328,245)	12/08/27	(0.15)%	1D OBFR01	Monthly	28,765
Lloyds Banking Group PLC	UBS AG	(218,673)	01/20/31	0.00%	1D SONIA	Monthly	(15,503)
Loar Holdings, Inc.	UBS AG	(9,344,191)	04/18/28	0.00%	1D OBFR01	Monthly	576,581
Loar Holdings, Inc.	UBS AG	(3,285,682)	01/22/31	0.00%	1D OBFR01	Monthly	220,774
Loews Corp.	Bank of America N.A.	(1,035,317)	02/15/28	(0.15)%	1D OBFR01	Monthly	(32,207)
Loews Corp.	Barclays Bank PLC	(462,234)	02/16/27	(0.15)%	1D OBFR01	Monthly	(14,309)
Loews Corp.	BNP Paribas SA	(1,279,182)	01/28/28	(0.10)%	1D OBFR01	Monthly	(22,285)
Loews Corp.	Morgan Stanley & Co. International PLC	(2,922,803)	01/06/27	(0.15)%	1D FEDL01	Monthly	(90,481)
Loews Corp.	UBS AG	(2,226,175)	01/14/31	0.00%	1D OBFR01	Monthly	(65,750)
Logista Integral SA	Barclays Bank PLC	(9,064,784)	12/10/26	(0.26)%	1D ESTR	Monthly	60,587
Logitech International SA, Class N, Registered Shares	UBS AG	(3,535,838)	01/20/31	0.00%	SSARON	Monthly	172,029
Lottomatica Group Spa	UBS AG	(1,704,115)	09/03/29	0.00%	1D ESTR	Monthly	3,179
Lotus Bakeries NV	Barclays Bank PLC	(1,065,076)	02/26/27	(0.26)%	1D ESTR	Monthly	(66,730)
Lotus Bakeries NV	Morgan Stanley & Co. International PLC	(15,089,026)	01/04/27	(0.26)%	1D ESTR	Monthly	(944,892)
Lotus Bakeries NV	Morgan Stanley & Co. International PLC	(6,545,974)	01/06/27	(0.26)%	1D ESTR	Monthly	(409,916)
Lotus Bakeries NV	SG Americas Securities LLC	(8,495,563)	12/08/27	(0.26)%	1D ESTR	Monthly	(1,183,736)
Lotus Bakeries NV	SG Americas Securities LLC	(4,692,657)	12/08/27	(0.26)%	1D ESTR	Monthly	(659,842)
Lotus Bakeries NV	UBS AG	(54,467)	04/18/28	0.00%	1D ESTR	Monthly	(4,481)
Lotus Bakeries NV	UBS AG	(8,152,249)	09/03/29	0.00%	1D ESTR	Monthly	(654,616)
Lotus Bakeries NV	UBS AG	(2,096,931)	01/20/31	0.00%	1D ESTR	Monthly	(131,312)
Lowe’s Cos, Inc.	Bank of America N.A.	(869,146)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,610
Lowe’s Cos, Inc.	Barclays Bank PLC	(7,974)	12/23/26	(0.15)%	1D OBFR01	Monthly	229
Lowe’s Cos, Inc.	Barclays Bank PLC	(2,230,394)	02/16/27	(0.15)%	1D OBFR01	Monthly	64,004
Lowe’s Cos, Inc.	Barclays Bank PLC	(9,280,109)	02/23/27	(0.15)%	1D OBFR01	Monthly	266,033
Lowe’s Cos, Inc.	BNP Paribas SA	(812,982)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,284)
Lowe’s Cos, Inc.	UBS AG	(1,964,382)	01/14/31	0.00%	1D OBFR01	Monthly	64,250
LPL Financial Holdings, Inc.	BNP Paribas SA	(13,674,773)	04/16/26	(0.15)%	1D OBFR01	Monthly	440,142
LPL Financial Holdings, Inc.	BNP Paribas SA	(6,534,278)	01/24/28	(0.15)%	1D OBFR01	Monthly	237,176
LTC Properties, Inc.	Morgan Stanley & Co. International PLC	(4,344,274)	01/04/27	(0.15)%	1D FEDL01	Monthly	15,430
Lululemon Athletica, Inc.	Barclays Bank PLC	(1,003,279)	12/23/26	(0.15)%	1D OBFR01	Monthly	95,181
Lululemon Athletica, Inc.	Barclays Bank PLC	(1,441,414)	02/23/27	(0.15)%	1D OBFR01	Monthly	149,242
Lumen Technologies, Inc.	SG Americas Securities LLC	(1,144,919)	12/08/27	(0.15)%	1D OBFR01	Monthly	(91,089)
Lumen Technologies, Inc.	UBS AG	(11,873,189)	04/18/28	0.00%	1D OBFR01	Monthly	(233,346)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	(13,158,770)	02/26/27	0.05%	1D ESTR	Monthly	800,569
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	(207,136)	01/06/27	(0.26)%	1D ESTR	Monthly	(684)
LXP Industrial Trust	UBS AG	(112,497)	04/21/28	0.00%	1D OBFR01	Monthly	(724)
Lyft, Inc.	Bank of America N.A.	(165,689)	02/15/28	(0.15)%	1D OBFR01	Monthly	(25)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Lynas Rare Earths Ltd.	Bank of America N.A.	$ (2,874,097)	02/15/28	(0.30)%	1D AONIA	Monthly	$ 285,191
Lynas Rare Earths Ltd.	Barclays Bank PLC	(3,652,472)	01/20/27	(0.25)%	1D AONIA	Monthly	374,872
Lynas Rare Earths Ltd.	Barclays Bank PLC	(311,273)	09/09/27	(0.25)%	1D AONIA	Monthly	30,166
Lynas Rare Earths Ltd.	Morgan Stanley & Co. International PLC	(925,866)	01/06/27	(0.30)%	1D AONIA	Monthly	126,827
Lynas Rare Earths Ltd.	Morgan Stanley & Co. International PLC	(1,231,687)	01/07/27	(0.30)%	1D AONIA	Monthly	154,793
Lynas Rare Earths Ltd.	SG Americas Securities LLC	(618,512)	12/08/27	(0.30)%	1D AONIA	Monthly	(9,383)
Lynas Rare Earths Ltd.	UBS AG	(2,139,052)	09/03/29	0.00%	1D AONIA	Monthly	135,088
LyondellBasell Industries NV	Bank of America N.A.	(181,643)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,811
LyondellBasell Industries NV	BNP Paribas SA	(590,588)	01/28/28	(0.15)%	1D OBFR01	Monthly	17,190
LyondellBasell Industries NV	UBS AG	(1,518,189)	01/14/31	0.00%	1D OBFR01	Monthly	72,199
M&A Capital Partners Co., Ltd.	Barclays Bank PLC	(490,669)	05/12/27	(0.19)%	1D P TONA	Monthly	30,334
M&A Capital Partners Co., Ltd.	Morgan Stanley & Co. International PLC	(134,608)	01/06/27	(0.25)%	1D P TONA	Monthly	8,322
M&T Bank Corp.	Morgan Stanley & Co. International PLC	(4,602,734)	01/06/27	(0.15)%	1D FEDL01	Monthly	(87,460)
M&T Bank Corp.	UBS AG	(313,518)	01/22/31	0.00%	1D OBFR01	Monthly	(4)
M3, Inc.	Bank of America N.A.	(709,683)	02/15/28	0.00%	1D P TONA	Monthly	72,989
M3, Inc.	Barclays Bank PLC	(1,194,657)	01/20/27	(0.20)%	1D P TONA	Monthly	18,747
M3, Inc.	Barclays Bank PLC	(7,796,887)	05/12/27	(0.20)%	1D P TONA	Monthly	242,931
Macerich Co.	BNP Paribas SA	(112,137)	04/16/26	(0.15)%	1D OBFR01	Monthly	(3,734)
MACOM Technology Solutions Holdings, Inc.	UBS AG	(4,629,614)	04/18/28	0.00%	1D OBFR01	Monthly	5,038
Macquarie Technology Group Ltd.	Bank of America N.A.	(112,129)	02/15/28	(0.30)%	1D AONIA	Monthly	(3,022)
Macquarie Technology Group Ltd.	Barclays Bank PLC	(448,352)	05/12/27	(0.99)%	1D AONIA	Monthly	1,071
Macquarie Technology Group Ltd.	BNP Paribas SA	(127,708)	03/22/27	(2.00)%	1D AONIA	Monthly	(3,442)
Macquarie Technology Group Ltd.	JPMorgan Chase Bank N.A.	(41,766)	02/10/26	(1.25)%	1D AONIA	Monthly	(443)
Macquarie Technology Group Ltd.	Morgan Stanley & Co. International PLC	(542,868)	01/06/27	(0.53)%	1D AONIA	Monthly	1,297
Macquarie Technology Group Ltd.	UBS AG	(473,897)	04/03/28	0.00%	1D AONIA	Monthly	(12,773)
Madison Square Garden Entertainment Corp., Class A	Barclays Bank PLC	(3,552,075)	12/23/26	(0.15)%	1D OBFR01	Monthly	(80,251)
Madison Square Garden Sports Corp., Class A	Morgan Stanley & Co. International PLC	(1,072,571)	01/06/27	(0.15)%	1D FEDL01	Monthly	6,990
Madrigal Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(6,911,799)	01/06/27	(0.15)%	1D FEDL01	Monthly	121,155
Magellan Financial Group Ltd.	Barclays Bank PLC	(2,240,763)	05/12/27	(0.25)%	1D AONIA	Monthly	110,069
Magnite, Inc.	Barclays Bank PLC	(25,304)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,024
Magnite, Inc.	BNP Paribas SA	(115,654)	01/28/28	(0.15)%	1D OBFR01	Monthly	3,338
Magnite, Inc.	UBS AG	(1,277,871)	01/14/31	0.00%	1D OBFR01	Monthly	4,468
Magnum Ice Cream Co NV	Barclays Bank PLC	(8,444,857)	08/17/26	(0.26)%	1D ESTR	Monthly	(145,022)
Magnum Ice Cream Co NV	JPMorgan Chase Bank N.A.	(1,509,565)	02/10/26	(0.25)%	1D SONIA	Monthly	(217,649)
Mainfreight Ltd.	BNP Paribas SA	(213,561)	03/22/27	(0.25)%	1D NZOCO	Monthly	4,209
Mainfreight Ltd.	Goldman Sachs Bank USA	(905,302)	08/19/26	(0.40)%	1D NZOCO	Monthly	17,842
Makita Corp.	Bank of America N.A.	(1,923,553)	03/15/28	(0.15)%	1D P TONA	Monthly	(168,129)
Makita Corp.	Bank of America N.A.	(1,130,365)	03/15/28	(0.15)%	1D P TONA	Monthly	(123,949)
Makita Corp.	Barclays Bank PLC	(2,323,355)	01/26/27	(0.15)%	1D P TONA	Monthly	(254,764)
Makita Corp.	BNP Paribas SA	(4,609,135)	01/21/28	(0.25)%	1D TONA	Monthly	(505,408)
Manhattan Associates, Inc.	Barclays Bank PLC	(931,392)	02/23/27	(0.15)%	1D OBFR01	Monthly	18,536
Mapfre SA	Barclays Bank PLC	(12,944,014)	08/17/26	(0.26)%	1D ESTR	Monthly	193,363
Mapfre SA	Barclays Bank PLC	(107,171)	12/10/26	(0.26)%	1D ESTR	Monthly	346
Maple Leaf Foods, Inc.	Barclays Bank PLC	(390,591)	12/23/26	(0.20)%	CABROVER	Monthly	4,892
Maple Leaf Foods, Inc.	Morgan Stanley & Co. International PLC	(4,311,404)	01/04/27	(0.20)%	CABROVER	Monthly	53,998
Maplebear, Inc.	Barclays Bank PLC	(4,473,037)	12/23/26	(0.15)%	1D OBFR01	Monthly	145,569
Maplebear, Inc.	SG Americas Securities LLC	(20,562,660)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,805,085
Mapletree Industrial Trust	Barclays Bank PLC	(1,256,524)	12/24/27	(0.30)%	SORA	Monthly	622
MARA Holdings, Inc.	BNP Paribas SA	(347,314)	01/24/28	(0.34)%	1D OBFR01	Monthly	(91)
Marathon Petroleum Corp.	UBS AG	(2,329,343)	01/22/31	0.00%	1D OBFR01	Monthly	(24,203)
MarineMax, Inc.	UBS AG	(141,988)	04/21/28	0.00%	1D OBFR01	Monthly	9,325
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Markel Group, Inc.	Bank of America N.A.	$ (1,691,364)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ (14,611)
Markel Group, Inc.	Barclays Bank PLC	(755,712)	02/16/27	(0.15)%	1D OBFR01	Monthly	(7,488)
Markel Group, Inc.	BNP Paribas SA	(2,470,721)	01/28/28	(0.10)%	1D OBFR01	Monthly	28,074
Markel Group, Inc.	SG Americas Securities LLC	(8,577,864)	12/08/27	(0.15)%	1D OBFR01	Monthly	425,507
Markel Group, Inc.	UBS AG	(837,250)	01/14/31	0.00%	1D OBFR01	Monthly	4,669
Marks & Spencer Group PLC	Bank of America N.A.	(7,389,305)	02/15/28	0.00%	1D SONIA	Monthly	(61,277)
Marks & Spencer Group PLC	Bank of America N.A.	(14,191,281)	02/15/28	0.00%	1D SONIA	Monthly	(117,684)
Marks & Spencer Group PLC	UBS AG	(7,543,062)	04/18/28	0.00%	1D SONIA	Monthly	(60,971)
Marks & Spencer Group PLC	UBS AG	(23,734,971)	09/03/29	0.00%	1D SONIA	Monthly	(196,826)
Marks & Spencer Group PLC	UBS AG	(1,817,294)	01/20/31	0.00%	1D SONIA	Monthly	(5,225)
Marriott International, Inc.	UBS AG	(4,151,795)	01/22/31	0.00%	1D OBFR01	Monthly	82,218
Marriott International, Inc., Class A	UBS AG	(39,321,550)	04/18/28	0.00%	1D OBFR01	Monthly	1,266,101
Marriott Vacations Worldwide Corp.	SG Americas Securities LLC	(2,687,296)	12/08/27	(0.15)%	1D OBFR01	Monthly	378,686
Marshalls PLC	Bank of America N.A.	(1,070,676)	02/15/28	(0.25)%	1D SONIA	Monthly	139,343
Martin Marietta Materials, Inc.	Barclays Bank PLC	(3,944,371)	12/23/26	(0.15)%	1D OBFR01	Monthly	726
Marubeni Corp.	Bank of America N.A.	(3,901,449)	03/15/28	0.00%	1D P TONA	Monthly	9,856
Marubeni Corp.	BNP Paribas SA	(19,168,960)	09/09/26	(0.25)%	1D TONA	Monthly	(30,447)
Marubeni Corp.	BNP Paribas SA	(22,378,497)	03/24/27	(0.25)%	1D TONA	Monthly	56,534
Marubeni Corp.	BNP Paribas SA	(4,954,526)	01/21/28	(0.25)%	1D TONA	Monthly	(1,122)
Marubeni Corp.	Citibank N.A.	(4,320,829)	02/26/26	(0.21)%	1D P TONA	Monthly	(8,319)
Marubeni Corp.	Citibank N.A.	(9,753,584)	02/26/26	(0.17)%	1D P TONA	Monthly	(1,916)
Marubeni Corp.	SG Americas Securities LLC	(28,469,119)	12/08/27	(0.10)%	1D P TONA	Monthly	(3,131,011)
Marubeni Corp.	SG Americas Securities LLC	(3,036,743)	12/08/27	(0.10)%	1D P TONA	Monthly	(347,683)
Maruwa Co. Ltd.	Bank of America N.A.	(518,480)	02/15/28	0.00%	1D P TONA	Monthly	(4,197)
Maruwa Co. Ltd.	BNP Paribas SA	(15,950,892)	09/09/26	(0.25)%	1D TONA	Monthly	(129,118)
Maruwa Co. Ltd.	BNP Paribas SA	(24,124,580)	03/24/27	(0.25)%	1D TONA	Monthly	(195,281)
Maruwa Co. Ltd.	BNP Paribas SA	(3,411,012)	01/21/28	(0.25)%	1D TONA	Monthly	213,457
Maruwa Co. Ltd.	Citibank N.A.	(2,853,528)	02/26/26	(0.16)%	1D P TONA	Monthly	178,651
Maruwa Co. Ltd.	Citibank N.A.	(1,377,565)	02/26/26	(0.24)%	1D P TONA	Monthly	86,245
Maruwa Co. Ltd.	Goldman Sachs Bank USA	(609,977)	08/19/26	(0.25)%	1D P TONA	Monthly	(4,938)
Maruwa Co. Ltd.	SG Americas Securities LLC	(1,563,712)	12/08/27	(0.25)%	1D P TONA	Monthly	(127,303)
Maruzen Showa Unyu Co., Ltd.	Bank of America N.A.	(266,277)	02/15/28	(0.25)%	1D P TONA	Monthly	(290)
Maruzen Showa Unyu Co., Ltd.	Barclays Bank PLC	(476,867)	05/12/27	(0.20)%	1D P TONA	Monthly	(12,745)
Maruzen Showa Unyu Co., Ltd.	BNP Paribas SA	(168,461)	03/24/27	(0.25)%	1D TONA	Monthly	(183)
Maruzen Showa Unyu Co., Ltd.	SG Americas Securities LLC	(192,841)	12/08/27	(0.25)%	1D P TONA	Monthly	(3,005)
Maruzen Showa Unyu Co., Ltd.	UBS AG	(124,987)	04/03/28	0.00%	1D P TONA	Monthly	(136)
Marzetti Co.	Bank of America N.A.	(344,994)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,038)
Masco Corp.	Bank of America N.A.	(63,733)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,582
Masco Corp.	Bank of America N.A.	(884,096)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,381
Masco Corp.	Bank of America N.A.	(4,588,101)	02/15/28	(0.15)%	1D OBFR01	Monthly	193,843
Masco Corp.	Barclays Bank PLC	(1,620,569)	02/16/27	(0.15)%	1D OBFR01	Monthly	44,653
Masco Corp.	BNP Paribas SA	(770,427)	01/28/28	(0.15)%	1D OBFR01	Monthly	41,983
Masco Corp.	Citibank N.A.	(1,798,317)	02/24/28	(0.15)%	1D OBFR01	Monthly	98,020
Masco Corp.	UBS AG	(13,106,272)	04/18/28	0.00%	1D OBFR01	Monthly	942,341
Masco Corp.	UBS AG	(156,235)	01/14/31	0.00%	1D OBFR01	Monthly	11,233
Masterbrand, Inc.	SG Americas Securities LLC	(6,222,313)	12/08/27	(0.15)%	1D OBFR01	Monthly	(256,590)
MatsukiyoCocokara & Co.	Bank of America N.A.	(945,393)	03/15/28	(0.15)%	1D P TONA	Monthly	8,698
MatsukiyoCocokara & Co.	Barclays Bank PLC	(7,456,507)	01/20/27	(0.20)%	1D P TONA	Monthly	54,211
MatsukiyoCocokara & Co.	Barclays Bank PLC	(2,317,816)	01/26/27	(0.20)%	1D P TONA	Monthly	24,914
MatsukiyoCocokara & Co.	Barclays Bank PLC	(11,468,031)	09/09/27	(0.20)%	1D P TONA	Monthly	123,608
Matsuya Co., Ltd.	Morgan Stanley & Co. International PLC	(1,478,392)	01/06/27	(0.25)%	1D P TONA	Monthly	(6,366)
Matsuya Co., Ltd.	SG Americas Securities LLC	(2,625,315)	12/08/27	(0.03)%	1D P TONA	Monthly	(139,240)
Mattel, Inc.	Barclays Bank PLC	(418)	12/23/26	(0.15)%	1D OBFR01	Monthly	—
Mattel, Inc.	Barclays Bank PLC	(314,066)	02/16/27	(0.15)%	1D OBFR01	Monthly	(15)
Mattel, Inc.	Barclays Bank PLC	(548,104)	02/23/27	(0.15)%	1D OBFR01	Monthly	(279)
Max Co., Ltd.	Barclays Bank PLC	(888,134)	05/12/27	(0.20)%	1D P TONA	Monthly	12,808
Max Co., Ltd.	BNP Paribas SA	(1,136,094)	03/24/27	(0.25)%	1D TONA	Monthly	23,964
McCormick & Co., Inc.	Bank of America N.A.	(262,778)	02/15/28	(0.15)%	1D OBFR01	Monthly	26,278
McCormick & Co., Inc.	BNP Paribas SA	(21,289,917)	04/16/26	(0.15)%	1D OBFR01	Monthly	2,103,326

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
McEwen, Inc.	Morgan Stanley & Co. International PLC	$ (2,464,035)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ 187,583
MDA Space Ltd.	Bank of America N.A.	(825,955)	02/15/28	(0.20)%	CABROVER	Monthly	16,573
MDA Space Ltd.	BNP Paribas SA	(1,199,361)	08/17/26	(0.50)%	CABROVER	Monthly	(14,007)
MDA Space Ltd.	Morgan Stanley & Co. International PLC	(415,945)	01/06/27	(0.20)%	CABROVER	Monthly	(20,893)
Mebuki Financial Group, Inc.	Barclays Bank PLC	(5,578,199)	05/12/27	(0.20)%	1D P TONA	Monthly	(200,655)
Mebuki Financial Group, Inc.	Barclays Bank PLC	(11,331,171)	09/09/27	(0.20)%	1D P TONA	Monthly	(407,597)
Mebuki Financial Group, Inc.	SG Americas Securities LLC	(1,062,911)	12/08/27	(0.25)%	1D P TONA	Monthly	(84,561)
Mechanics Bancorp	BNP Paribas SA	(716,490)	04/16/26	(0.15)%	1D OBFR01	Monthly	(14,632)
Medacta Group SA	SG Americas Securities LLC	(119,372)	12/08/27	(0.26)%	SSARON	Monthly	2,972
MediaAlpha, Inc., Class A	Morgan Stanley & Co. International PLC	(1,006,205)	01/04/27	(0.15)%	1D FEDL01	Monthly	84,676
MediaAlpha, Inc., Class A	SG Americas Securities LLC	(199,574)	12/08/27	(0.15)%	1D OBFR01	Monthly	25,224
Medibank Pvt Ltd.	SG Americas Securities LLC	(80,769)	12/08/27	0.00%	1D AONIA	Monthly	197
Medibank Pvt Ltd.	UBS AG	(157,158)	04/18/28	0.00%	1D AONIA	Monthly	383
Medical Properties Trust, Inc.	Bank of America N.A.	(1,148,461)	02/15/28	(0.65)%	1D OBFR01	Monthly	31,160
Medical Properties Trust, Inc.	Morgan Stanley & Co. International PLC	(2,463,616)	01/04/27	(0.59)%	1D FEDL01	Monthly	33,881
Medical Properties Trust, Inc.	SG Americas Securities LLC	(2,053,078)	12/08/27	(0.75)%	1D OBFR01	Monthly	158,510
Medincell SA	Barclays Bank PLC	(141,276)	12/10/26	(0.26)%	1D ESTR	Monthly	30,394
Medley, Inc.	Barclays Bank PLC	(11,958,956)	05/12/27	(5.00)%	1D P TONA	Monthly	1,050,418
Medtronic PLC	Morgan Stanley & Co. International PLC	(12,160,702)	01/06/27	(0.15)%	1D FEDL01	Monthly	(248,243)
Mega Or Holdings Ltd.	SG Americas Securities LLC	(111,465)	12/08/27	(1.25)%	SHIR	Monthly	1,126
Megaport Ltd.	Barclays Bank PLC	(1,231,942)	05/12/27	(0.25)%	1D AONIA	Monthly	94,463
Meiko Electronics Co. Ltd.	Barclays Bank PLC	(4,990,941)	05/12/27	(0.16)%	1D P TONA	Monthly	(1,135,241)
Melia Hotels International SA	Morgan Stanley & Co. International PLC	(1,580,710)	01/04/27	(0.26)%	1D ESTR	Monthly	26,448
Melia Hotels International SA	SG Americas Securities LLC	(6,436,713)	12/08/27	(0.21)%	1D ESTR	Monthly	455,401
Melisron Ltd.	UBS AG	(69,241)	06/07/28	0.00%	SHIR	Monthly	5,304
Melrose Industries PLC	UBS AG	(1,070,053)	01/20/31	0.00%	1D SONIA	Monthly	6,875
Menicon Co. Ltd.	BNP Paribas SA	(368,226)	03/24/27	(0.05)%	1D TONA	Monthly	(7,199)
Menicon Co. Ltd.	Morgan Stanley & Co. International PLC	(1,498,621)	01/06/27	(0.25)%	1D P TONA	Monthly	(35,588)
Menora Mivtachim Holdings Ltd.	UBS AG	(112,275)	06/07/28	0.00%	SHIR	Monthly	(672)
Menora Mivtachim Holdings Ltd.	UBS AG	(720,941)	01/13/31	0.00%	SHIR	Monthly	(2,230)
Mercari, Inc.	Bank of America N.A.	(38,440)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,506)
Mercari, Inc.	Bank of America N.A.	(1,509,844)	03/15/28	0.00%	1D P TONA	Monthly	(59,149)
Mercari, Inc.	Barclays Bank PLC	(1,278,255)	05/12/27	(0.20)%	1D P TONA	Monthly	(179,777)
Mercari, Inc.	SG Americas Securities LLC	(21,532,655)	12/08/27	(0.10)%	1D P TONA	Monthly	(1,527,331)
Mercari, Inc.	SG Americas Securities LLC	(16,627,661)	12/08/27	(0.10)%	1D P TONA	Monthly	(1,179,415)
Mercari, Inc.	UBS AG	(298,969)	09/03/29	0.00%	1D P TONA	Monthly	(42,792)
Mercedes-Benz Group AG	Barclays Bank PLC	(6,967,457)	02/26/27	(0.26)%	1D ESTR	Monthly	(19,850)
Merck & Co., Inc.	BNP Paribas SA	(30,748,482)	04/16/26	(0.15)%	1D OBFR01	Monthly	166,421
Merck KGaA	Bank of America N.A.	(153,708)	02/15/28	0.05%	1D ESTR	Monthly	3,822
Merck KGaA	Citibank N.A.	(12,001,922)	06/25/26	(0.10)%	1D ESTR	Monthly	209,599
Mercury Systems, Inc.	BNP Paribas SA	(115,498)	04/16/26	(0.15)%	1D OBFR01	Monthly	6,598
Meridian Energy Ltd.	Barclays Bank PLC	(3,997,928)	10/09/27	(0.40)%	1M BBR	Monthly	39,165
Meridian Energy Ltd.	BNP Paribas SA	(2,915,477)	09/07/26	(0.25)%	1D NZOCO	Monthly	(60,348)
Meridian Energy Ltd.	BNP Paribas SA	(603,727)	03/22/27	(0.25)%	1D NZOCO	Monthly	(12,497)
Meridian Energy Ltd.	JPMorgan Chase Bank N.A.	(49,986)	02/10/26	(0.25)%	1M BBR	Monthly	315
Meridian Energy Ltd.	SG Americas Securities LLC	(2,131,756)	12/08/27	(0.26)%	1D NZOCO	Monthly	13,438
Meridian Energy Ltd.	SG Americas Securities LLC	(1,322,902)	12/08/27	(0.30)%	1D NZOCO	Monthly	8,339
Merlin Properties Socimi SA	Bank of America N.A.	(2,777,375)	02/15/28	(0.26)%	1D ESTR	Monthly	(37,202)
Merlin Properties Socimi SA	SG Americas Securities LLC	(14,353,340)	12/08/27	0.09%	1D ESTR	Monthly	203,551
Meshek Energy Renewable Energies Ltd.	UBS AG	(150,339)	01/13/31	0.00%	SHIR	Monthly	(6,326)
Meta Platforms, Inc., Class A	Morgan Stanley & Co. International PLC	(5,169,169)	01/06/27	(0.15)%	1D FEDL01	Monthly	(406,634)
Metallus, Inc.	Bank of America N.A.	(662,224)	02/15/28	(0.15)%	1D OBFR01	Monthly	26,757
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Metallus, Inc.	Barclays Bank PLC	$ (1,619,779)	12/23/26	(0.15)%	1D OBFR01	Monthly	$ 31,838
Metallus, Inc.	Goldman Sachs Bank USA	(793,908)	08/19/26	(0.15)%	1D FEDL01	Monthly	32,077
Methanex Corp.	Morgan Stanley & Co. International PLC	(5,773,213)	01/04/27	(0.20)%	CABROVER	Monthly	97,612
Methanex Corp.	Morgan Stanley & Co. International PLC	(1,083,281)	01/06/27	(0.20)%	CABROVER	Monthly	16,630
Metropole Television SA	Barclays Bank PLC	(2,739,766)	12/10/26	(0.26)%	1D ESTR	Monthly	(33,164)
Metropolitan Bank Holding Corp.	UBS AG	(1,144,066)	04/21/28	0.00%	1D OBFR01	Monthly	(144,278)
MFA Financial, Inc.	UBS AG	(1,140,443)	04/21/28	0.00%	1D OBFR01	Monthly	31,072
MGE Energy, Inc.	BNP Paribas SA	(350,021)	04/16/26	(0.10)%	1D OBFR01	Monthly	306
MGE Energy, Inc.	Goldman Sachs Bank USA	(3,150,110)	08/19/26	(0.15)%	1D FEDL01	Monthly	2,758
Microchip Technology, Inc.	Bank of America N.A.	(571,850)	02/15/28	(0.15)%	1D OBFR01	Monthly	(11,291)
Microchip Technology, Inc.	Barclays Bank PLC	(2,553,301)	02/16/27	(0.15)%	1D OBFR01	Monthly	(15,224)
Microchip Technology, Inc.	BNP Paribas SA	(2,026,605)	01/28/28	0.00%	1D OBFR01	Monthly	24,670
Microchip Technology, Inc.	UBS AG	(145,773)	01/14/31	0.00%	1D OBFR01	Monthly	(2,878)
Micronics Japan Co. Ltd.	Barclays Bank PLC	(12,957,586)	05/12/27	(0.20)%	1D P TONA	Monthly	272,182
Mid Penn Bancorp, Inc.	Barclays Bank PLC	(400,773)	12/23/26	(0.15)%	1D OBFR01	Monthly	16,539
Mid Penn Bancorp, Inc.	BNP Paribas SA	(457,358)	04/16/26	(0.15)%	1D OBFR01	Monthly	(8,328)
Mid Penn Bancorp, Inc.	Morgan Stanley & Co. International PLC	(55,779)	01/04/27	(0.15)%	1D FEDL01	Monthly	2,302
Mid Penn Bancorp, Inc.	UBS AG	(266,004)	04/21/28	0.00%	1D OBFR01	Monthly	(4,844)
Mid-America Apartment Communities, Inc.	Morgan Stanley & Co. International PLC	(2,374,244)	01/06/27	(0.15)%	1D FEDL01	Monthly	13,519
Middleby Corp.	Barclays Bank PLC	(2,731,657)	02/23/27	(0.15)%	1D OBFR01	Monthly	9,453
Middleby Corp.	SG Americas Securities LLC	(6,125,669)	12/08/27	(0.15)%	1D OBFR01	Monthly	439,314
Middlesex Water Co.	Bank of America N.A.	(984,073)	02/15/28	(0.15)%	1D OBFR01	Monthly	48,409
Middlesex Water Co.	Barclays Bank PLC	(799,847)	12/23/26	(0.15)%	1D OBFR01	Monthly	16,452
Middlesex Water Co.	Goldman Sachs Bank USA	(624,721)	08/19/26	(0.15)%	1D FEDL01	Monthly	30,731
Middlesex Water Co.	UBS AG	(706,860)	04/21/28	0.00%	1D OBFR01	Monthly	34,772
Migdal Insurance & Financial Holdings Ltd.	Morgan Stanley & Co. International PLC	(137,336)	05/23/28	(0.75)%	SHIR	Monthly	(1,263)
MINEBEA MITSUMI, Inc.	Bank of America N.A.	(3,620,205)	02/15/28	(0.15)%	1D P TONA	Monthly	49,872
MINEBEA MITSUMI, Inc.	Barclays Bank PLC	(19,207,967)	09/09/27	(0.20)%	1D P TONA	Monthly	1,196,896
MINEBEA MITSUMI, Inc.	JPMorgan Chase Bank N.A.	(382,349)	02/10/26	(0.15)%	1D P TONA	Monthly	(18,214)
MINEBEA MITSUMI, Inc.	SG Americas Securities LLC	(19,446,804)	12/08/27	(0.10)%	1D P TONA	Monthly	(1,075,966)
MIRARTH Real Estate Investment Corp.	Bank of America N.A.	(744,066)	02/15/28	0.00%	1D P TONA	Monthly	17,753
MIRARTH Real Estate Investment Corp.	Barclays Bank PLC	(4,490,340)	05/12/27	(0.18)%	1D P TONA	Monthly	70,224
Mirion Technologies, Inc., Class A	UBS AG	(4,232,029)	04/18/28	0.00%	1D OBFR01	Monthly	285,897
Mirion Technologies, Inc., Class A	UBS AG	(95,283)	01/22/31	0.00%	1D OBFR01	Monthly	6,605
MISUMI Group, Inc.	Barclays Bank PLC	(1,565,130)	05/12/27	(0.20)%	1D P TONA	Monthly	(11,860)
MISUMI Group, Inc.	Barclays Bank PLC	(5,635,129)	09/09/27	(0.16)%	1D P TONA	Monthly	9,873
MISUMI Group, Inc.	Citibank N.A.	(1,011,831)	02/26/26	(0.15)%	1D P TONA	Monthly	(3,128)
Mitek Systems, Inc.	Bank of America N.A.	(1,354,835)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,399
Mitek Systems, Inc.	BNP Paribas SA	(613,522)	04/16/26	(0.15)%	1D OBFR01	Monthly	4,256
Mitsubishi Chemical Group Corp.	Barclays Bank PLC	(3,354,088)	05/12/27	(0.16)%	1D P TONA	Monthly	(9,073)
Mitsubishi Chemical Group Corp.	Barclays Bank PLC	(1,513,554)	09/09/27	(0.16)%	1D P TONA	Monthly	(12,875)
Mitsubishi Chemical Group Corp.	Citibank N.A.	(730,867)	02/26/26	(0.15)%	1D P TONA	Monthly	(1,977)
Mitsubishi Estate Co., Ltd.	Barclays Bank PLC	(9,822,461)	05/12/27	(0.20)%	1D P TONA	Monthly	(35,491)
Mitsubishi Estate Co., Ltd.	Citibank N.A.	(822,771)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,973)
Mitsubishi Materials Corp.	UBS AG	(1,438,325)	09/03/29	0.00%	1D P TONA	Monthly	(17,139)
Mitsubishi Motors Corp.	Barclays Bank PLC	(60,312)	09/09/27	(0.20)%	1D P TONA	Monthly	329
Mitsubishi Motors Corp.	BNP Paribas SA	(1,198,260)	01/21/28	(0.25)%	1D TONA	Monthly	(38,769)
Mitsubishi Motors Corp.	Citibank N.A.	(1,869,282)	02/26/26	(0.23)%	1D P TONA	Monthly	(25,349)
Mitsubishi Motors Corp.	Morgan Stanley & Co. International PLC	(496,484)	01/07/27	(0.25)%	1D P TONA	Monthly	(13,618)
Mitsubishi UFJ Financial Group, Inc.	Barclays Bank PLC	(2,736,303)	09/09/27	(0.15)%	1D P TONA	Monthly	14,317
Mitsui E&S Co., Ltd.	Bank of America N.A.	(134,394)	02/15/28	(0.25)%	1D P TONA	Monthly	5,521
Mitsui E&S Co., Ltd.	Bank of America N.A.	(806,363)	03/15/28	(0.25)%	1D P TONA	Monthly	33,124
Mitsui E&S Co., Ltd.	Barclays Bank PLC	(1,327,241)	05/12/27	(0.15)%	1D P TONA	Monthly	(103,696)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Mitsui E&S Co., Ltd.	Barclays Bank PLC	$ (8,247,854)	09/09/27	(0.15)%	1D P TONA	Monthly	$ (644,397)
Mitsui E&S Co., Ltd.	BNP Paribas SA	(398,547)	03/24/27	(0.35)%	1D TONA	Monthly	16,372
Mitsui E&S Co., Ltd.	JPMorgan Chase Bank N.A.	(1,533,481)	02/10/26	(0.25)%	1D P TONA	Monthly	(141,871)
Mitsui E&S Co., Ltd.	JPMorgan Chase Bank N.A.	(333,542)	02/10/26	(0.25)%	1D P TONA	Monthly	(30,858)
Mitsui E&S Co., Ltd.	Morgan Stanley & Co. International PLC	(902,689)	01/07/27	(0.25)%	1D P TONA	Monthly	(70,526)
Mitsui E&S Co., Ltd.	UBS AG	(699,775)	04/18/28	0.00%	1D P TONA	Monthly	28,746
Mitsui E&S Co., Ltd.	UBS AG	(2,572,021)	09/03/29	0.00%	1D P TONA	Monthly	105,655
Mitsui Fudosan Logistics Park, Inc.	Bank of America N.A.	(4,051,403)	02/15/28	0.00%	1D P TONA	Monthly	301,677
Mitsui Fudosan Logistics Park, Inc.	Barclays Bank PLC	(12,217,941)	05/12/27	(0.20)%	1D P TONA	Monthly	408,244
Mitsui High-Tec, Inc.	Barclays Bank PLC	(4,312,500)	05/12/27	(0.16)%	1D P TONA	Monthly	253,094
Mitsui Kinzoku Co. Ltd.	Barclays Bank PLC	(899,558)	05/12/27	(0.15)%	1D P TONA	Monthly	64,302
Mitsui OSK Lines Ltd.	Barclays Bank PLC	(6,737,044)	09/09/27	(0.20)%	1D P TONA	Monthly	(143,170)
Mitsui-Soko Holdings Co. Ltd.	Bank of America N.A.	(3,256,814)	02/15/28	(0.15)%	1D P TONA	Monthly	127,086
Mitsui-Soko Holdings Co. Ltd.	Barclays Bank PLC	(3,724,963)	05/12/27	(0.20)%	1D P TONA	Monthly	104,021
MIXI, Inc.	Barclays Bank PLC	(4,147,944)	05/12/27	(0.15)%	1D P TONA	Monthly	4,094
MIXI, Inc.	Morgan Stanley & Co. International PLC	(724,216)	01/06/27	(0.25)%	1D P TONA	Monthly	715
Mizrahi Tefahot Bank Ltd.	Bank of America N.A.	(147,896)	02/15/28	(0.60)%	SHIR	Monthly	2,233
Mizrahi Tefahot Bank Ltd.	Bank of America N.A.	(6,943,965)	02/15/28	(0.60)%	SHIR	Monthly	68,337
Mizrahi Tefahot Bank Ltd.	Citibank N.A.	(635,706)	07/20/26	(0.55)%	SHIR	Monthly	6,275
Mizrahi Tefahot Bank Ltd.	SG Americas Securities LLC	(2,491,331)	12/08/27	(0.70)%	SHIR	Monthly	(42,664)
Mizuho Financial Group, Inc.	Barclays Bank PLC	(9,500,898)	05/12/27	(0.20)%	1D P TONA	Monthly	(137,877)
Mizuho Financial Group, Inc.	Barclays Bank PLC	(39,021,662)	09/09/27	(0.20)%	1D P TONA	Monthly	(523,367)
Mizuho Financial Group, Inc.	Citibank N.A.	(1,750,971)	02/26/26	(0.15)%	1D P TONA	Monthly	(29,163)
Mizuno Corp.	Bank of America N.A.	(1,607,392)	02/15/28	0.00%	1D P TONA	Monthly	115,680
Mizuno Corp.	Barclays Bank PLC	(2,244,479)	05/12/27	(0.19)%	1D P TONA	Monthly	66,994
Mizuno Corp.	BNP Paribas SA	(2,942,421)	03/24/27	(0.25)%	1D TONA	Monthly	211,759
Mizuno Corp.	Citibank N.A.	(2,494,340)	02/26/26	(0.16)%	1D P TONA	Monthly	74,451
Mizuno Corp.	JPMorgan Chase Bank N.A.	(13,608)	02/10/26	(0.25)%	1D P TONA	Monthly	1,177
Mizuno Corp.	Morgan Stanley & Co. International PLC	(856,361)	01/06/27	(0.25)%	1D P TONA	Monthly	25,561
Mizuno Corp.	SG Americas Securities LLC	(281,235)	12/08/27	(0.25)%	1D P TONA	Monthly	24,330
Mizuno Corp.	UBS AG	(44,650)	04/03/28	0.00%	1D P TONA	Monthly	3,213
MKS, Inc.	Bank of America N.A.	(1,585,152)	02/15/28	(0.15)%	1D OBFR01	Monthly	(40,119)
Modine Manufacturing Co.	Barclays Bank PLC	(5,185,328)	12/23/26	(0.15)%	1D OBFR01	Monthly	(1,305,471)
Modine Manufacturing Co.	Barclays Bank PLC	(1,472,500)	02/23/27	(0.15)%	1D OBFR01	Monthly	(370,776)
Modine Manufacturing Co.	SG Americas Securities LLC	(7,841,160)	12/08/27	(0.15)%	1D OBFR01	Monthly	(4,225,078)
Mohawk Industries, Inc.	UBS AG	(10,381,081)	04/18/28	0.00%	1D OBFR01	Monthly	444,855
Molina Healthcare, Inc.	Bank of America N.A.	(316,972)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4)
Moncler SpA	Citibank N.A.	(13,145,770)	06/25/26	(0.13)%	1D ESTR	Monthly	142,017
Moncler SpA	SG Americas Securities LLC	(4,459,653)	12/08/27	(0.26)%	1D ESTR	Monthly	329,924
Moncler SpA	SG Americas Securities LLC	(1,806,244)	12/08/27	(0.26)%	1D ESTR	Monthly	133,960
Monday.com Ltd.	Bank of America N.A.	(576,122)	02/15/28	(0.15)%	1D OBFR01	Monthly	52,059
Monday.com Ltd.	UBS AG	(304,601)	01/14/31	0.00%	1D OBFR01	Monthly	29,660
Mondelez International, Inc., Class A	SG Americas Securities LLC	(13,721,397)	12/08/27	(0.09)%	1D OBFR01	Monthly	(1,138,579)
Mondelez International, Inc., Class A	UBS AG	(4,236,847)	01/22/31	0.00%	1D OBFR01	Monthly	(181)
Mondi PLC	Barclays Bank PLC	(4,942,037)	08/17/26	(0.25)%	1D SONIA	Monthly	132,692
Mondi PLC	Morgan Stanley & Co. International PLC	(71,968)	01/27/27	(0.25)%	1D SONIA	Monthly	1,932
Mondi PLC	SG Americas Securities LLC	(13,930,475)	12/08/27	(0.25)%	1D SONIA	Monthly	764,413
Mondi PLC	SG Americas Securities LLC	(417,084)	12/08/27	(0.25)%	1D SONIA	Monthly	22,733
Monex Group, Inc.	Barclays Bank PLC	(5,066,572)	05/12/27	(0.15)%	1D P TONA	Monthly	(20,938)
Monex Group, Inc.	Citibank N.A.	(1,325,085)	02/26/26	(0.15)%	1D P TONA	Monthly	(8,583)
Money Forward, Inc.	Barclays Bank PLC	(16,013,155)	05/12/27	(0.20)%	1D P TONA	Monthly	1,048,226
MongoDB, Inc., Class A	Barclays Bank PLC	(3,313,264)	12/23/26	(0.15)%	1D OBFR01	Monthly	276,156
MongoDB, Inc., Class A	Citibank N.A.	(8,201,579)	02/24/28	0.05%	1D OBFR01	Monthly	667,665
Monolithic Power Systems, Inc.	Bank of America N.A.	(7,672,504)	02/15/28	(0.15)%	1D OBFR01	Monthly	(871,036)
Monolithic Power Systems, Inc.	Bank of America N.A.	(7,924,053)	02/15/28	(0.15)%	1D OBFR01	Monthly	(349,691)
Monolithic Power Systems, Inc.	Morgan Stanley & Co. International PLC	(2,675,093)	01/06/27	(0.15)%	1D FEDL01	Monthly	(19,494)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
MonotaRO Co., Ltd.	Bank of America N.A.	$ (2,928,626)	03/15/28	(0.15)%	1D P TONA	Monthly	$ 182,276
MonotaRO Co., Ltd.	Barclays Bank PLC	(2,106,525)	01/20/27	(0.20)%	1D P TONA	Monthly	27,878
MonotaRO Co., Ltd.	Barclays Bank PLC	(7,121,892)	05/12/27	(0.20)%	1D P TONA	Monthly	409,793
MonotaRO Co., Ltd.	Barclays Bank PLC	(7,297,936)	09/09/27	(0.20)%	1D P TONA	Monthly	419,922
MonotaRO Co., Ltd.	JPMorgan Chase Bank N.A.	(302,692)	02/10/26	(0.15)%	1D P TONA	Monthly	34,262
MonotaRO Co., Ltd.	SG Americas Securities LLC	(1,049,535)	12/08/27	(0.09)%	1D P TONA	Monthly	118,798
MonotaRO Co., Ltd.	SG Americas Securities LLC	(711,858)	12/08/27	(0.16)%	1D P TONA	Monthly	80,576
Monro, Inc.	BNP Paribas SA	(263,566)	04/16/26	(0.15)%	1D OBFR01	Monthly	31,925
Montage Gold Corp.	Bank of America N.A.	(255,163)	02/15/28	(0.20)%	CABROVER	Monthly	(16,523)
Montage Gold Corp.	BNP Paribas SA	(133,291)	01/17/28	(0.20)%	CABROVER	Monthly	(31,839)
Montana Aerospace AG	BNP Paribas SA	(249,829)	01/14/28	(0.26)%	SSARON	Monthly	(17,386)
Montea NV	Barclays Bank PLC	(2,577,424)	12/10/26	(0.26)%	1D ESTR	Monthly	19,441
Morgan Advanced Materials PLC	SG Americas Securities LLC	(1,844,207)	12/08/27	(0.25)%	1D SONIA	Monthly	4,018
Morgan Advanced Materials PLC	UBS AG	(1,859,758)	04/24/28	0.00%	1D SONIA	Monthly	62,777
Mori Hills REIT Investment Corp., Class C	Barclays Bank PLC	(9,077,941)	05/12/27	(0.20)%	1D P TONA	Monthly	165,723
Morinaga & Co. Ltd.	Barclays Bank PLC	(3,342,302)	05/12/27	(0.15)%	1D P TONA	Monthly	78,890
MOS Food Services, Inc.	Barclays Bank PLC	(4,001,783)	05/12/27	(0.18)%	1D P TONA	Monthly	59,864
MOS Food Services, Inc.	BNP Paribas SA	(938,020)	03/24/27	(0.25)%	1D TONA	Monthly	895
MOS Food Services, Inc.	JPMorgan Chase Bank N.A.	(451,522)	02/10/26	(0.74)%	1D P TONA	Monthly	2,029
MOS Food Services, Inc.	Morgan Stanley & Co. International PLC	(295,916)	01/06/27	(0.31)%	1D P TONA	Monthly	4,427
Mosaic Co.	Bank of America N.A.	(63,877)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6)
MS&AD Insurance Group Holdings, Inc.	Barclays Bank PLC	(15,030,282)	09/09/27	(0.15)%	1D P TONA	Monthly	(75,364)
Msa Safety, Inc.	Barclays Bank PLC	(78,141)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,675
Msa Safety, Inc.	UBS AG	(19,584)	01/14/31	0.00%	1D OBFR01	Monthly	629
MSC Industrial Direct Co., Inc., Class A	UBS AG	(110,591)	04/21/28	0.00%	1D OBFR01	Monthly	(148)
MSCI, Inc., Class A	UBS AG	(12,863,668)	04/18/28	0.00%	1D OBFR01	Monthly	(256,494)
MTR Corp. Ltd.	Bank of America N.A.	(2,553,201)	02/15/28	(0.30)%	HONIA	Monthly	(290,029)
MTR Corp. Ltd.	Bank of America N.A.	(1,195,200)	02/15/28	(0.30)%	HONIA	Monthly	(135,768)
MTR Corp. Ltd.	Bank of America N.A.	(928,432)	02/15/28	(0.30)%	HONIA	Monthly	(48,790)
MTR Corp. Ltd.	BNP Paribas SA	(838,667)	09/09/26	(0.30)%	HONIA	Monthly	(5,900)
MTR Corp. Ltd.	Goldman Sachs Bank USA	(333,544)	08/19/26	(0.27)%	HONIA	Monthly	(37,889)
MTR Corp. Ltd.	Morgan Stanley & Co. International PLC	(12,470,503)	01/06/27	(0.30)%	HONIA	Monthly	(578,285)
MTR Corp. Ltd.	Morgan Stanley & Co. International PLC	(3,553,646)	01/11/27	(0.30)%	HONIA	Monthly	(129,730)
MTR Corp. Ltd.	SG Americas Securities LLC	(90,425)	12/08/27	(0.30)%	1D HIBOR	Monthly	(13,488)
MTR Corp. Ltd.	UBS AG	(11,759,416)	04/18/28	0.00%	HONIA	Monthly	(1,335,801)
MTR Corp. Ltd.	UBS AG	(8,799,211)	09/03/29	0.00%	HONIA	Monthly	(999,539)
MTU Aero Engines AG, Class N	UBS AG	(3,522,832)	01/20/31	0.00%	1D ESTR	Monthly	21
Mueller Industries, Inc.	Morgan Stanley & Co. International PLC	(3,906,482)	01/06/27	(0.15)%	1D FEDL01	Monthly	(70,167)
Murphy USA, Inc.	Bank of America N.A.	(43,518)	02/15/28	(0.15)%	1D OBFR01	Monthly	—
Myer Holdings Ltd.	Barclays Bank PLC	(98,870)	01/20/27	(0.25)%	1D AONIA	Monthly	9,590
Nankai Electric Railway Co. Ltd.	UBS AG	(114,983)	04/03/28	0.00%	1D P TONA	Monthly	5,729
Napco Security Technologies, Inc.	Barclays Bank PLC	(33,640)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,357
Napco Security Technologies, Inc.	UBS AG	(625,737)	01/14/31	0.00%	1D OBFR01	Monthly	26,127
Nasdaq, Inc.	Morgan Stanley & Co. International PLC	(9,372,180)	01/06/27	(0.15)%	1D FEDL01	Monthly	137,982
National Australia Bank Ltd.	Barclays Bank PLC	(4,354,114)	01/27/27	(0.25)%	1D AONIA	Monthly	(72,824)
National Australia Bank Ltd.	Barclays Bank PLC	(32,320,345)	05/12/27	(0.25)%	1D AONIA	Monthly	(539,581)
National Australia Bank Ltd.	Barclays Bank PLC	(6,221,974)	09/09/27	(0.25)%	1D AONIA	Monthly	(103,875)
National Australia Bank Ltd.	BNP Paribas SA	(13,313,443)	09/07/26	(0.25)%	1D AONIA	Monthly	(244,633)
National Australia Bank Ltd.	Morgan Stanley & Co. International PLC	(896,341)	01/06/27	(0.30)%	1D AONIA	Monthly	(14,964)
National Bank of Canada	Morgan Stanley & Co. International PLC	(17,423,060)	01/06/27	(0.20)%	CABROVER	Monthly	387,436
National Fuel Gas Co.	Barclays Bank PLC	(1,958)	12/23/26	(0.15)%	1D OBFR01	Monthly	(52)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
National Fuel Gas Co.	Barclays Bank PLC	$ (349,120)	02/23/27	(0.15)%	1D OBFR01	Monthly	$ 134
National Grid PLC	Barclays Bank PLC	(19,390,517)	12/10/26	0.10%	1D SONIA	Monthly	(900,612)
National Grid PLC	Citibank N.A.	(10,629,383)	07/06/26	0.04%	1D SONIA	Monthly	(493,692)
National Grid PLC	UBS AG	(19,068,539)	04/18/28	0.00%	1D SONIA	Monthly	(978,586)
National Presto Industries, Inc.	Bank of America N.A.	(309,987)	02/15/28	(0.15)%	1D OBFR01	Monthly	(21,380)
National Presto Industries, Inc.	SG Americas Securities LLC	(258,008)	12/08/27	(0.15)%	1D OBFR01	Monthly	(22,526)
National Vision Holdings, Inc.	SG Americas Securities LLC	(6,658,915)	12/08/27	(0.15)%	1D OBFR01	Monthly	84,827
Navigator Co SA	Barclays Bank PLC	(8,700,627)	12/10/26	(0.26)%	1D ESTR	Monthly	146,384
Navigator Co SA	Morgan Stanley & Co. International PLC	(167,672)	01/04/27	(0.75)%	1D ESTR	Monthly	2,821
Navigator Co SA	SG Americas Securities LLC	(394,925)	12/08/27	(0.47)%	1D ESTR	Monthly	5,205
Navigator Holdings Ltd.	Bank of America N.A.	(1,372,385)	02/15/28	(0.15)%	1D OBFR01	Monthly	(20,293)
Navigator Holdings Ltd.	Barclays Bank PLC	(268,582)	12/23/26	(0.15)%	1D OBFR01	Monthly	(1,604)
Navigator Holdings Ltd.	Citibank N.A.	(180,682)	06/25/26	(0.15)%	1D OBFR01	Monthly	(1,079)
Navigator Holdings Ltd.	UBS AG	(2,040,299)	04/21/28	0.00%	1D OBFR01	Monthly	(30,169)
Navitas Semiconductor Corp., Class A	BNP Paribas SA	(603,823)	01/28/28	(0.15)%	1D OBFR01	Monthly	61,841
Navitas Semiconductor Corp., Class A	SG Americas Securities LLC	(154,401)	12/08/27	(0.15)%	1D OBFR01	Monthly	37,001
Nayax Ltd.	Barclays Bank PLC	(578,136)	04/07/27	(3.00)%	SHIR	Monthly	41,496
NB Bancorp, Inc.	Goldman Sachs Bank USA	(2,752,339)	08/19/26	(0.15)%	1D FEDL01	Monthly	(205,642)
NB Bancorp, Inc.	UBS AG	(34,195)	04/21/28	0.00%	1D OBFR01	Monthly	(2,555)
NBT Bancorp, Inc.	Bank of America N.A.	(1,770,080)	02/15/28	(0.15)%	1D OBFR01	Monthly	(29,157)
NBT Bancorp, Inc.	Barclays Bank PLC	(3,251,105)	12/23/26	(0.15)%	1D OBFR01	Monthly	74,360
NBT Bancorp, Inc.	Goldman Sachs Bank USA	(330,316)	08/19/26	(0.15)%	1D FEDL01	Monthly	(5,441)
nCino, Inc.	SG Americas Securities LLC	(112,128)	12/08/27	0.05%	1D OBFR01	Monthly	7,748
NCR Atleos Corp.	Barclays Bank PLC	(10,588,941)	12/23/26	(0.15)%	1D OBFR01	Monthly	332,709
Nebius Group NV, Class A	Barclays Bank PLC	(405,928)	02/23/27	(0.50)%	1D OBFR01	Monthly	61,590
Nebius Group NV, Class A	UBS AG	(83,424)	01/22/31	0.00%	1D OBFR01	Monthly	8,542
Neinor Homes SA	UBS AG	(821,990)	04/24/28	0.00%	1D ESTR	Monthly	(37,714)
Neogen Corp.	Bank of America N.A.	(860,217)	02/15/28	(0.15)%	1D OBFR01	Monthly	(69,108)
Neogen Corp.	BNP Paribas SA	(1,125,494)	04/16/26	(0.10)%	1D OBFR01	Monthly	(90,420)
Neogen Corp.	SG Americas Securities LLC	(4,477,902)	12/08/27	(0.15)%	1D OBFR01	Monthly	(235,194)
NeoGenomics, Inc.	SG Americas Securities LLC	(3,170,190)	12/08/27	(0.15)%	1D OBFR01	Monthly	190,261
Neste OYJ	Barclays Bank PLC	(319,722)	02/19/27	(0.26)%	1D ESTR	Monthly	(11,060)
Neste OYJ	UBS AG	(171,000)	01/03/31	0.00%	1D ESTR	Monthly	(8,326)
Neste OYJ	UBS AG	(907,779)	01/20/31	0.00%	1D ESTR	Monthly	1,956
Nestle SA, Class N, Registered Shares	Barclays Bank PLC	(6,263,472)	02/26/27	(0.26)%	SSARON	Monthly	(30,002)
Nestle SA, Class N, Registered Shares	Citibank N.A.	(14,864,901)	07/06/26	(0.14)%	SSARON	Monthly	(150,270)
Nestle SA, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(2,849,157)	01/06/27	(0.26)%	SSARON	Monthly	(26,235)
NetApp, Inc.	Bank of America N.A.	(447,522)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,309
NetApp, Inc.	UBS AG	(757,780)	01/14/31	0.00%	1D OBFR01	Monthly	30,626
NetApp, Inc.	UBS AG	(909,963)	01/22/31	0.00%	1D OBFR01	Monthly	2,924
Netcompany Group A/S	BNP Paribas SA	(2,697,881)	06/17/26	(0.25)%	DESTR	Monthly	139,116
Netflix, Inc.	Goldman Sachs Bank USA	(23,773,500)	08/18/26	0.45%	1D FEDL01	Monthly	1,231,200
NETSTREIT Corp.	UBS AG	(608,846)	01/14/31	0.00%	1D OBFR01	Monthly	(11,499)
Neurocrine Biosciences, Inc.	Bank of America N.A.	(1,653,454)	02/15/28	(0.15)%	1D OBFR01	Monthly	(11,921)
Neurocrine Biosciences, Inc.	Barclays Bank PLC	(1,454,378)	02/16/27	(0.15)%	1D OBFR01	Monthly	(3,369)
Neurocrine Biosciences, Inc.	BNP Paribas SA	(586,740)	01/28/28	(0.10)%	1D OBFR01	Monthly	8,076
Neurocrine Biosciences, Inc.	UBS AG	(3,064,412)	01/14/31	0.00%	1D OBFR01	Monthly	(25,510)
New Gold, Inc.	Bank of America N.A.	(398,698)	02/15/28	(0.20)%	CABROVER	Monthly	45,719
New Gold, Inc.	Barclays Bank PLC	(47,854)	02/16/27	(0.20)%	CABROVER	Monthly	10,209
New Gold, Inc.	BNP Paribas SA	(1,765,631)	01/17/28	(0.20)%	CABROVER	Monthly	245,746
New Jersey Resources Corp.	BNP Paribas SA	(1,657,308)	04/16/26	(0.15)%	1D OBFR01	Monthly	(67,268)
New Wave Group AB, Class B	SG Americas Securities LLC	(7,763,848)	12/08/27	(0.26)%	1D STIBOR	Monthly	379,602
New York Times Co., Class A	SG Americas Securities LLC	(8,186,177)	12/08/27	(0.14)%	1D OBFR01	Monthly	(140,520)
Newmark Group, Inc., Class A	SG Americas Securities LLC	(2,986,232)	12/08/27	(0.15)%	1D OBFR01	Monthly	(80,848)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
NewMarket Corp.	Morgan Stanley & Co. International PLC	$ (8,122,621)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ (300,489)
NewMarket Corp.	UBS AG	(1,831,107)	01/22/31	0.00%	1D OBFR01	Monthly	(24,298)
News Corp., Class A	Morgan Stanley & Co. International PLC	(5,088,279)	01/06/27	(0.15)%	1D FEDL01	Monthly	(46,988)
Nexans SA	JPMorgan Chase Bank N.A.	(768,847)	02/10/26	0.00%	1D ESTR	Monthly	(43,286)
Nexgen Energy Ltd.	Barclays Bank PLC	(4,076,451)	10/23/26	(0.20)%	CABROVER	Monthly	42,463
Nexgen Energy Ltd.	Barclays Bank PLC	(34,480)	02/16/27	(0.20)%	CABROVER	Monthly	359
Nexgen Energy Ltd.	BNP Paribas SA	(971,513)	01/17/28	(0.20)%	CABROVER	Monthly	33,785
Nexgen Energy Ltd.	Goldman Sachs Bank USA	(21,315,381)	08/18/26	(0.15)%	1D CORRA	Monthly	(1,059,881)
Nexgen Energy Ltd.	Morgan Stanley & Co. International PLC	(326,729)	01/04/27	(0.20)%	CABROVER	Monthly	3,403
Nexi SpA	Barclays Bank PLC	(727,898)	12/10/26	(0.26)%	1D ESTR	Monthly	41,714
Nexi SpA	Barclays Bank PLC	(428,989)	02/19/27	(0.26)%	1D ESTR	Monthly	30,238
Nexi SpA	BNP Paribas SA	(194,006)	01/13/28	(0.26)%	1D ESTR	Monthly	9,241
Nexon Co., Ltd.	Barclays Bank PLC	(2,474,027)	01/26/27	(0.20)%	1D P TONA	Monthly	246,684
Nexon Co., Ltd.	Barclays Bank PLC	(2,042,885)	09/09/27	(0.20)%	1D P TONA	Monthly	274,887
Nexstar Media Group, Inc., Class A	SG Americas Securities LLC	(1,359,320)	12/08/27	0.05%	1D OBFR01	Monthly	(10,531)
Nexstar Media Group, Inc., Class A	UBS AG	(43,113)	01/22/31	0.00%	1D OBFR01	Monthly	(1)
Next Vision Stabilized Systems Ltd.	BNP Paribas SA	(231,003)	07/19/27	(0.75)%	SHIR	Monthly	(3,750)
Next Vision Stabilized Systems Ltd.	Morgan Stanley & Co. International PLC	(633,589)	05/23/28	(0.75)%	SHIR	Monthly	(25,769)
Nextage Co. Ltd.	Barclays Bank PLC	(5,098,992)	05/12/27	(0.42)%	1D P TONA	Monthly	217,921
NEXTDC Ltd.	Barclays Bank PLC	(4,499,484)	05/12/27	(0.25)%	1D AONIA	Monthly	(103,546)
NEXTDC Ltd.	Barclays Bank PLC	(6,281,837)	09/09/27	(0.25)%	1D AONIA	Monthly	(144,564)
NextDecade Corp.	Bank of America N.A.	(26,436)	02/15/28	(0.61)%	1D OBFR01	Monthly	(1,093)
NextDecade Corp.	Goldman Sachs Bank USA	(163,500)	08/19/26	(0.15)%	1D FEDL01	Monthly	(6,759)
NextEra Energy, Inc.	Citibank N.A.	(3,240,997)	02/24/28	(0.15)%	1D OBFR01	Monthly	(107,817)
NextNav, Inc.	Barclays Bank PLC	(1,091,379)	12/23/26	(0.15)%	1D OBFR01	Monthly	170,027
Nextpower, Inc., Class A	Bank of America N.A.	(599,525)	02/15/28	(0.15)%	1D OBFR01	Monthly	(101,727)
Nextpower, Inc., Class A	Barclays Bank PLC	(438,146)	02/16/27	(0.15)%	1D OBFR01	Monthly	(46,256)
Nextpower, Inc., Class A	Morgan Stanley & Co. International PLC	(4,623,292)	01/06/27	(0.15)%	1D FEDL01	Monthly	(523,516)
NFI Group, Inc.	Morgan Stanley & Co. International PLC	(1,279,782)	01/04/27	(1.24)%	CABROVER	Monthly	9,980
NFI Group, Inc.	UBS AG	(346,681)	04/21/28	0.00%	1D CORRA	Monthly	14,654
NGEx Minerals Ltd.	Citibank N.A.	(115,619)	02/24/28	(1.79)%	1D CORRA	Monthly	10,643
NHK Spring Co., Ltd.	Barclays Bank PLC	(5,031,436)	05/12/27	(0.20)%	1D P TONA	Monthly	(68,102)
nib holdings Ltd.	BNP Paribas SA	(109,783)	03/22/27	(0.25)%	1D AONIA	Monthly	(297)
Nibe Industrier AB	Barclays Bank PLC	(4,008,757)	02/26/27	(0.26)%	1D STIBOR	Monthly	218,414
Nibe Industrier AB, Class B	Morgan Stanley & Co. International PLC	(1,329,641)	01/04/27	(0.26)%	1D STIBOR	Monthly	68,883
Nice Ltd.	UBS AG	(2,264,552)	01/13/31	0.00%	SHIR	Monthly	153,410
Nichias Corp.	Barclays Bank PLC	(6,692,552)	05/12/27	(0.20)%	1D P TONA	Monthly	190,669
Nichias Corp.	SG Americas Securities LLC	(3,531,336)	12/08/27	(0.25)%	1D P TONA	Monthly	(65,770)
Nick Scali Ltd.	Barclays Bank PLC	(7,470,849)	05/12/27	(0.25)%	1D AONIA	Monthly	357,490
Nickel Industries Ltd.	Barclays Bank PLC	(362,940)	01/20/27	(0.25)%	1D AONIA	Monthly	352
Nifco, Inc.	Barclays Bank PLC	(2,350,839)	05/12/27	(0.20)%	1D P TONA	Monthly	102,967
Nihon M&A Center Holdings, Inc.	Barclays Bank PLC	(20,545,877)	05/12/27	(0.20)%	1D P TONA	Monthly	280,327
NIKE, Inc., Class B	BNP Paribas SA	(372,504)	01/28/28	(0.15)%	1D OBFR01	Monthly	20,496
NIKE, Inc., Class B	Morgan Stanley & Co. International PLC	(6,378,357)	01/06/27	(0.15)%	1D FEDL01	Monthly	355,652
NIKE, Inc., Class B	UBS AG	(422,255)	01/14/31	0.00%	1D OBFR01	Monthly	8,560
Nikkon Holdings Co. Ltd.	Barclays Bank PLC	(15,383,364)	05/12/27	(0.20)%	1D P TONA	Monthly	(86,868)
Nikkon Holdings Co. Ltd.	BNP Paribas SA	(668,480)	03/24/27	(0.05)%	1D TONA	Monthly	(40,315)
Nikkon Holdings Co. Ltd.	Morgan Stanley & Co. International PLC	(3,236,433)	01/06/27	(0.26)%	1D P TONA	Monthly	(18,337)
Nikkon Holdings Co. Ltd.	UBS AG	(1,851,176)	04/03/28	0.00%	1D P TONA	Monthly	(111,642)
Nikon Corp.	Barclays Bank PLC	(1,134,014)	05/12/27	(0.19)%	1D P TONA	Monthly	1,214
Nikon Corp.	Barclays Bank PLC	(7,712,555)	09/09/27	(0.19)%	1D P TONA	Monthly	8,256
Nikon Corp.	BNP Paribas SA	(7,774,831)	09/09/26	(0.25)%	1D TONA	Monthly	(420,349)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nikon Corp.	BNP Paribas SA	$ (12,582,306)	03/24/27	(0.25)%	1D TONA	Monthly	$ (680,266)
Nintendo Co. Ltd.	Bank of America N.A.	(2,576,988)	03/15/28	(0.25)%	1D P TONA	Monthly	205,241
Nintendo Co. Ltd.	Barclays Bank PLC	(5,209,187)	01/26/27	(0.15)%	1D P TONA	Monthly	304,687
NioCorp Developments Ltd.	BNP Paribas SA	(131,436)	04/16/26	(0.54)%	1D OBFR01	Monthly	9,506
NioCorp Developments Ltd.	UBS AG	(391,744)	04/21/28	0.00%	1D OBFR01	Monthly	28,334
Nippon Building Fund, Inc.	Bank of America N.A.	(447,687)	03/15/28	(0.25)%	1D P TONA	Monthly	10,795
Nippon Building Fund, Inc.	BNP Paribas SA	(6,770,440)	09/09/26	(0.35)%	1D TONA	Monthly	163,250
Nippon Building Fund, Inc.	BNP Paribas SA	(5,006,305)	03/24/27	(0.35)%	1D TONA	Monthly	120,713
Nippon Building Fund, Inc.	Goldman Sachs Bank USA	(403,964)	08/19/26	(0.25)%	1D P TONA	Monthly	9,740
Nippon Building Fund, Inc.	SG Americas Securities LLC	(49,484,391)	12/08/27	(0.10)%	1D P TONA	Monthly	(157,189)
Nippon Building Fund, Inc.	SG Americas Securities LLC	(10,055,289)	12/08/27	(0.11)%	1D P TONA	Monthly	(29,418)
Nippon Building Fund, Inc.	UBS AG	(2,227,340)	04/18/28	0.00%	1D P TONA	Monthly	58,646
Nippon Building Fund, Inc.	UBS AG	(1,619,810)	09/03/29	0.00%	1D P TONA	Monthly	35,494
Nippon Paint Holdings Co., Ltd.	Bank of America N.A.	(2,031,368)	02/15/28	0.00%	1D P TONA	Monthly	59,282
Nippon Paint Holdings Co., Ltd.	Bank of America N.A.	(466,462)	03/15/28	(0.15)%	1D P TONA	Monthly	13,613
Nippon Paint Holdings Co., Ltd.	Barclays Bank PLC	(27,349,287)	09/09/27	(0.20)%	1D P TONA	Monthly	169,032
Nippon Paint Holdings Co., Ltd.	BNP Paribas SA	(24,167,807)	03/24/27	(0.25)%	1D TONA	Monthly	705,299
Nippon Paint Holdings Co., Ltd.	BNP Paribas SA	(1,435,103)	01/21/28	(0.25)%	1D TONA	Monthly	8,827
Nippon Paint Holdings Co., Ltd.	Citibank N.A.	(1,072,351)	02/26/26	(0.21)%	1D P TONA	Monthly	6,628
Nippon Paint Holdings Co., Ltd.	Morgan Stanley & Co. International PLC	(1,163,885)	01/07/27	(0.25)%	1D P TONA	Monthly	7,193
Nippon Paint Holdings Co., Ltd.	SG Americas Securities LLC	(1,082,838)	12/08/27	0.00%	1D P TONA	Monthly	23,091
Nippon Paint Holdings Co., Ltd.	SG Americas Securities LLC	(2,051,014)	12/08/27	(0.25)%	1D P TONA	Monthly	43,737
Nippon Pillar Packing Co. Ltd.	Bank of America N.A.	(1,978,108)	02/15/28	0.00%	1D P TONA	Monthly	(218,297)
Nippon Pillar Packing Co. Ltd.	Barclays Bank PLC	(4,132,954)	05/12/27	(0.20)%	1D P TONA	Monthly	(259,856)
Nippon Pillar Packing Co. Ltd.	UBS AG	(698,258)	04/03/28	0.00%	1D P TONA	Monthly	(65,890)
Nippon Sanso Holdings Corp.	BNP Paribas SA	(6,746,049)	09/09/26	(0.25)%	1D TONA	Monthly	352,750
Nippon Sanso Holdings Corp.	BNP Paribas SA	(30,525,310)	03/24/27	(0.25)%	1D TONA	Monthly	1,596,163
Nippon Sanso Holdings Corp.	Citibank N.A.	(5,197,698)	02/26/26	(0.15)%	1D P TONA	Monthly	(54,699)
Nippon Sanso Holdings Corp.	Goldman Sachs Bank USA	(323,375)	08/19/26	(0.25)%	1D P TONA	Monthly	16,909
Nippon Sanso Holdings Corp.	JPMorgan Chase Bank N.A.	(636,145)	02/10/26	(0.18)%	1D P TONA	Monthly	26,248
Nippon Sanso Holdings Corp.	UBS AG	(224,121)	04/18/28	0.00%	1D P TONA	Monthly	11,719
Nippon Steel Corp.	BNP Paribas SA	(14,034,894)	03/24/27	(0.25)%	1D TONA	Monthly	586,149
Nippon Steel Corp.	UBS AG	(3,341,952)	04/18/28	0.00%	1D P TONA	Monthly	139,572
Nippon Television Holdings, Inc.	Barclays Bank PLC	(24,507,937)	05/12/27	(0.20)%	1D P TONA	Monthly	277,037
Nippon Yakin Kogyo Co. Ltd.	Barclays Bank PLC	(5,650,136)	05/12/27	(0.19)%	1D P TONA	Monthly	109,639
Nippon Yakin Kogyo Co. Ltd.	BNP Paribas SA	(897,357)	03/24/27	(0.25)%	1D TONA	Monthly	46,164
Nipro Corp.	Citibank N.A.	(335,044)	02/26/26	(0.15)%	1D P TONA	Monthly	7,892
Nishimatsuya Chain Co. Ltd.	Bank of America N.A.	(477,870)	02/15/28	0.00%	1D P TONA	Monthly	(9,055)
Nishimatsuya Chain Co. Ltd.	Barclays Bank PLC	(1,379,194)	05/12/27	(0.20)%	1D P TONA	Monthly	9,716
NiSource, Inc.	Bank of America N.A.	(376,410)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,307)
NiSource, Inc.	BNP Paribas SA	(13,975,506)	04/16/26	(0.15)%	1D OBFR01	Monthly	(200,351)
NiSource, Inc.	BNP Paribas SA	(6,872,879)	01/24/28	(0.15)%	1D OBFR01	Monthly	(119,094)
NiSource, Inc.	BNP Paribas SA	(627,950)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,898)
NiSource, Inc.	UBS AG	(185,806)	01/14/31	0.00%	1D OBFR01	Monthly	(1,851)
Nissan Motor Co. Ltd.	Barclays Bank PLC	(4,217,257)	01/26/27	(0.15)%	1D P TONA	Monthly	327,711
Nissan Motor Co. Ltd.	Barclays Bank PLC	(5,144,163)	05/12/27	(0.15)%	1D P TONA	Monthly	393,741
Nissan Motor Co. Ltd.	Barclays Bank PLC	(10,940,671)	09/09/27	(0.15)%	1D P TONA	Monthly	850,472
Nissan Motor Co. Ltd.	BNP Paribas SA	(1,719,116)	09/09/26	(0.35)%	1D TONA	Monthly	176,996
Nisshin Oillio Group Ltd.	Barclays Bank PLC	(1,302,365)	05/12/27	(0.20)%	1D P TONA	Monthly	(4,718)
Niterra Co. Ltd.	Bank of America N.A.	(6,722,140)	02/15/28	0.00%	1D P TONA	Monthly	181,353
Niterra Co. Ltd.	Bank of America N.A.	(4,066,535)	03/15/28	(0.15)%	1D P TONA	Monthly	109,709
Niterra Co. Ltd.	Barclays Bank PLC	(12,538,216)	01/26/27	(0.20)%	1D P TONA	Monthly	624,014
Niterra Co. Ltd.	Barclays Bank PLC	(3,897,316)	05/12/27	(0.20)%	1D P TONA	Monthly	194,076
Niterra Co. Ltd.	Barclays Bank PLC	(42,971,710)	09/09/27	(0.20)%	1D P TONA	Monthly	2,139,882
Niterra Co. Ltd.	JPMorgan Chase Bank N.A.	(1,208,083)	02/10/26	(0.15)%	1D P TONA	Monthly	23,221
Nitori Holdings Co. Ltd.	BNP Paribas SA	(288,585)	01/21/28	0.00%	1D TONA	Monthly	1,407
Nitori Holdings Co. Ltd.	SG Americas Securities LLC	(20,031,809)	12/08/27	(0.10)%	1D P TONA	Monthly	(140,789)
Nitori Holdings Co. Ltd.	SG Americas Securities LLC	(13,406,595)	12/08/27	(0.10)%	1D P TONA	Monthly	(94,225)
Nitori Holdings Co. Ltd.	UBS AG	(8,449)	04/18/28	0.00%	1D P TONA	Monthly	(98)
Nitori Holdings Co. Ltd.	UBS AG	(1,375,426)	09/03/29	0.00%	1D P TONA	Monthly	(16,023)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nitori Holdings Co. Ltd.	UBS AG	$ (841,732)	01/20/31	0.00%	1D P TONA	Monthly	$ 4,128
Nittetsu Mining Co. Ltd.	BNP Paribas SA	(112,313)	03/24/27	(0.25)%	1D TONA	Monthly	(19,957)
Nitto Boseki Co. Ltd.	Citibank N.A.	(645,217)	02/26/26	(0.17)%	1D P TONA	Monthly	82,158
Nitto Boseki Co. Ltd.	UBS AG	(278,960)	09/03/29	0.00%	1D P TONA	Monthly	11,745
Nitto Denko Corp.	Citibank N.A.	(2,547,300)	02/26/26	(0.19)%	1D P TONA	Monthly	162,737
Nitto Denko Corp.	JPMorgan Chase Bank N.A.	(42,069)	02/10/26	(0.15)%	1D P TONA	Monthly	2,067
Nitto Denko Corp.	SG Americas Securities LLC	(7,200,812)	12/08/27	(0.10)%	1D P TONA	Monthly	353,804
Nitto Kogyo Corp.	Barclays Bank PLC	(4,844,851)	05/12/27	(0.20)%	1D P TONA	Monthly	123,015
Nitto Kogyo Corp.	JPMorgan Chase Bank N.A.	(181,468)	02/10/26	(0.20)%	1D P TONA	Monthly	(450)
Nitto Kogyo Corp.	Morgan Stanley & Co. International PLC	(642,608)	01/06/27	(0.25)%	1D P TONA	Monthly	16,597
Nitto Kogyo Corp.	UBS AG	(422,861)	04/03/28	0.00%	1D P TONA	Monthly	5,520
NKT A/S, Class B	Morgan Stanley & Co. International PLC	(5,211,037)	01/04/27	(0.26)%	DESTR	Monthly	(315,207)
nLight, Inc.	Bank of America N.A.	(2,633,350)	02/15/28	(0.15)%	1D OBFR01	Monthly	(106,944)
nLight, Inc.	Barclays Bank PLC	(1,659,888)	12/23/26	(0.15)%	1D OBFR01	Monthly	82,649
nLight, Inc.	Goldman Sachs Bank USA	(1,328,750)	08/19/26	(0.15)%	1D FEDL01	Monthly	(53,962)
nLight, Inc.	UBS AG	(308,081)	04/21/28	0.00%	1D OBFR01	Monthly	(12,512)
Noble Corp. PLC	Bank of America N.A.	(8,331,737)	02/15/28	(0.15)%	1D OBFR01	Monthly	(666,943)
Noble Corp. PLC	SG Americas Securities LLC	(10,491,974)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,833,258)
Noble Corp. PLC	UBS AG	(2,932,554)	04/21/28	0.00%	1D OBFR01	Monthly	(224,696)
Nohmi Bosai Ltd.	Barclays Bank PLC	(2,820,715)	05/12/27	(0.20)%	1D P TONA	Monthly	147,811
Nohmi Bosai Ltd.	Citibank N.A.	(811,791)	02/26/26	(0.15)%	1D P TONA	Monthly	33,729
Nojima Corp.	Bank of America N.A.	(2,387,307)	02/15/28	(0.24)%	1D P TONA	Monthly	298,194
Nojima Corp.	Barclays Bank PLC	(6,031,833)	05/12/27	(0.20)%	1D P TONA	Monthly	744,857
Nojima Corp.	Goldman Sachs Bank USA	(596,428)	08/19/26	(0.25)%	1D P TONA	Monthly	74,499
Nojima Corp.	Morgan Stanley & Co. International PLC	(238,821)	01/06/27	(0.25)%	1D P TONA	Monthly	29,492
Nokia OYJ	Bank of America N.A.	(307,191)	02/15/28	(0.26)%	1D ESTR	Monthly	3,212
Nokia OYJ	Barclays Bank PLC	(378,220)	02/19/27	(0.26)%	1D ESTR	Monthly	8,454
Nokia OYJ	UBS AG	(103,981)	01/03/31	0.00%	1D ESTR	Monthly	7,001
Nokian Renkaat OYJ	BNP Paribas SA	(530,645)	01/13/28	(1.40)%	1D ESTR	Monthly	(1,439)
Nokian Renkaat OYJ	UBS AG	(296,200)	01/03/31	0.00%	1D ESTR	Monthly	7,694
Nomura Micro Science Co. Ltd.	Bank of America N.A.	(20,267)	02/15/28	(4.05)%	1D P TONA	Monthly	(71)
Nomura Micro Science Co. Ltd.	Barclays Bank PLC	(2,949,095)	05/12/27	(3.33)%	1D P TONA	Monthly	131,162
Nomura Micro Science Co. Ltd.	BNP Paribas SA	(495,412)	03/24/27	(3.45)%	1D TONA	Monthly	(1,737)
Nomura Micro Science Co. Ltd.	JPMorgan Chase Bank N.A.	(332,308)	02/10/26	(2.58)%	1D P TONA	Monthly	(56,372)
Nomura Micro Science Co. Ltd.	UBS AG	(279,232)	04/03/28	0.00%	1D P TONA	Monthly	(979)
NORBIT ASA	Barclays Bank PLC	(119,918)	12/11/26	(0.26)%	NOWA	Monthly	(1,110)
Nordea Bank Abp	BNP Paribas SA	(5,644,530)	08/17/26	(0.26)%	1D ESTR	Monthly	190,943
Nordic Semiconductor ASA	BNP Paribas SA	(1,569,867)	03/17/27	(0.25)%	NOWA	Monthly	48,863
Nordson Corp.	BNP Paribas SA	(231,395)	01/28/28	(0.15)%	1D OBFR01	Monthly	(2,230)
Nordson Corp.	UBS AG	(503,325)	01/14/31	0.00%	1D OBFR01	Monthly	(2,634)
Norsk Hydro ASA	BNP Paribas SA	(1,035,838)	08/17/26	(0.25)%	NOWA	Monthly	(10,713)
Norsk Hydro ASA	SG Americas Securities LLC	(18,739,431)	12/08/27	0.07%	NOWA	Monthly	(1,244,930)
Norsk Hydro ASA	SG Americas Securities LLC	(17,051,849)	12/08/27	0.06%	NOWA	Monthly	(1,132,975)
Norsk Hydro ASA	UBS AG	(7,465,514)	04/18/28	0.00%	NOWA	Monthly	(52,620)
Norsk Hydro ASA	UBS AG	(7,596)	01/20/31	0.00%	NOWA	Monthly	(128)
North West Co., Inc.	Barclays Bank PLC	(2,171,125)	12/23/26	(0.20)%	CABROVER	Monthly	77,109
North West Co., Inc.	Morgan Stanley & Co. International PLC	(15,690,718)	01/04/27	(0.20)%	CABROVER	Monthly	557,270
Northeast Bank	Barclays Bank PLC	(3,946,124)	12/23/26	(0.15)%	1D OBFR01	Monthly	164,736
Northeast Bank	Morgan Stanley & Co. International PLC	(2,071,427)	01/04/27	(0.15)%	1D FEDL01	Monthly	86,475
Northeast Bank	SG Americas Securities LLC	(2,339,262)	12/08/27	(0.15)%	1D OBFR01	Monthly	(55,678)
Northeast Bank	UBS AG	(3,229,362)	04/21/28	0.00%	1D OBFR01	Monthly	8,107
Northern Star Resources Ltd.	BNP Paribas SA	(25,146,720)	09/07/26	(0.25)%	1D AONIA	Monthly	659,044
Northern Star Resources Ltd.	BNP Paribas SA	(8,915,256)	03/22/27	(0.25)%	1D AONIA	Monthly	233,651
Northern Star Resources Ltd.	BNP Paribas SA	(2,808,882)	01/21/28	(0.25)%	1D AONIA	Monthly	(23,636)
Northern Trust Corp.	Barclays Bank PLC	(941,129)	02/23/27	(0.15)%	1D OBFR01	Monthly	1,065
Northern Trust Corp.	BNP Paribas SA	(7,562,852)	04/16/26	0.20%	1D OBFR01	Monthly	(119,792)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Northern Trust Corp.	Morgan Stanley & Co. International PLC	$ (7,497,521)	01/06/27	(0.15)%	1D FEDL01	Monthly	$ 180,681
Northwest Natural Holding Co.	SG Americas Securities LLC	(8,792,561)	12/08/27	(0.13)%	1D OBFR01	Monthly	76,250
Norwegian Cruise Line Holdings Ltd.	Barclays Bank PLC	(327,457)	02/16/27	(0.15)%	1D OBFR01	Monthly	(17,930)
Norwegian Cruise Line Holdings Ltd.	Barclays Bank PLC	(555,149)	02/23/27	(0.15)%	1D OBFR01	Monthly	(30,415)
NOV, Inc.	Barclays Bank PLC	(20,938)	02/16/27	(0.15)%	1D OBFR01	Monthly	147
NOV, Inc.	Barclays Bank PLC	(3,291,083)	02/23/27	(0.15)%	1D OBFR01	Monthly	34,526
NOV, Inc.	BNP Paribas SA	(494,977)	01/28/28	(0.15)%	1D OBFR01	Monthly	(308)
Nova Ltd.	UBS AG	(664,957)	01/13/31	0.00%	SHIR	Monthly	(39,925)
Novagold Resources, Inc.	Morgan Stanley & Co. International PLC	(8,841,165)	01/04/27	(0.20)%	CABROVER	Monthly	1,583,583
Novagold Resources, Inc.	Morgan Stanley & Co. International PLC	(722,304)	01/06/27	(0.20)%	CABROVER	Monthly	129,375
Novanta, Inc.	Bank of America N.A.	(136,453)	02/15/28	(0.15)%	1D OBFR01	Monthly	29
Novanta, Inc.	BNP Paribas SA	(15,715)	01/28/28	0.00%	1D OBFR01	Monthly	(160)
Novanta, Inc.	UBS AG	(507,449)	01/14/31	0.00%	1D OBFR01	Monthly	16,243
Novartis AG, Class N, Registered Shares	Barclays Bank PLC	(4,416,504)	12/11/26	(0.26)%	SSARON	Monthly	28,616
Novartis AG, Class N, Registered Shares	Barclays Bank PLC	(7,075,139)	02/26/27	(0.26)%	SSARON	Monthly	8,583
Novartis AG, Class N, Registered Shares	SG Americas Securities LLC	(20,559,778)	12/08/27	0.07%	SSARON	Monthly	(57,834)
Novo Nordisk A/S	Morgan Stanley & Co. International PLC	(29,985,482)	01/06/27	(0.26)%	DESTR	Monthly	1,707,316
Novo Nordisk A/S, Class B	BNP Paribas SA	(7,117,411)	08/17/26	(0.25)%	DESTR	Monthly	(173,645)
Novo Nordisk A/S, Class B	UBS AG	(18,181,192)	09/03/29	0.00%	DESTR	Monthly	(266,210)
Novonesis Novozymes B	Barclays Bank PLC	(4,272,856)	02/26/27	(0.26)%	DESTR	Monthly	260,296
Novonesis Novozymes B, Class B	Bank of America N.A.	(14,125,093)	02/15/28	(0.26)%	1W CIBOR	Monthly	1,206,545
Novonesis Novozymes B, Class B	Barclays Bank PLC	(18,631,257)	05/12/27	(0.26)%	DESTR	Monthly	1,135,513
Novonesis Novozymes B, Class B	UBS AG	(2,925,861)	04/18/28	0.00%	DESTR	Monthly	249,923
Novonesis Novozymes B, Class B	UBS AG	(22,750,702)	09/03/29	0.00%	DESTR	Monthly	1,932,585
NPR-RIKEN Corp.	Barclays Bank PLC	(2,820,496)	05/12/27	(0.16)%	1D P TONA	Monthly	82,808
NS Solutions Corp.	Barclays Bank PLC	(4,688,634)	05/12/27	(0.20)%	1D P TONA	Monthly	501,162
NS Solutions Corp.	Morgan Stanley & Co. International PLC	(1,038,303)	01/06/27	(0.81)%	1D P TONA	Monthly	110,983
NS United Kaiun Kaisha Ltd.	Barclays Bank PLC	(927,242)	05/12/27	(0.20)%	1D P TONA	Monthly	12,688
NS United Kaiun Kaisha Ltd.	Citibank N.A.	(796,071)	02/26/26	(0.15)%	1D P TONA	Monthly	10,893
NTT, Inc.	Barclays Bank PLC	(16,571,976)	09/09/27	(0.15)%	1D P TONA	Monthly	72,663
Nucor Corp.	Morgan Stanley & Co. International PLC	(1,246,179)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,250
Nuix Ltd.	Barclays Bank PLC	(418,635)	05/12/27	(0.25)%	1D AONIA	Monthly	32,870
Nuix Ltd.	Morgan Stanley & Co. International PLC	(271,502)	01/06/27	(0.30)%	1D AONIA	Monthly	21,318
Nutanix, Inc., Class A	BNP Paribas SA	(1,692,681)	04/16/26	(0.15)%	1D OBFR01	Monthly	95,725
Nutanix, Inc., Class A	BNP Paribas SA	(426,290)	01/28/28	(0.15)%	1D OBFR01	Monthly	22,961
Nutanix, Inc., Class A	UBS AG	(65,328)	01/14/31	0.00%	1D OBFR01	Monthly	5,546
Nutex Health, Inc.	Barclays Bank PLC	(454,028)	12/23/26	(1.38)%	1D OBFR01	Monthly	30,274
Nutrien Ltd.	Morgan Stanley & Co. International PLC	(21,167,296)	01/04/27	(0.20)%	CABROVER	Monthly	62,065
Nutrien Ltd.	Morgan Stanley & Co. International PLC	(12,169,018)	01/06/27	(0.20)%	CABROVER	Monthly	33,810
Nuvalent, Inc., Class A	Barclays Bank PLC	(5,032,943)	12/23/26	(0.15)%	1D OBFR01	Monthly	408,963
Nuvation Bio, Inc., Class A	BNP Paribas SA	(505,819)	04/16/26	(0.15)%	1D OBFR01	Monthly	74,143
OBIC Business Consultants Co. Ltd.	Bank of America N.A.	(282,613)	02/15/28	(0.25)%	1D P TONA	Monthly	52,263
OBIC Business Consultants Co. Ltd.	Barclays Bank PLC	(3,148,328)	05/12/27	(0.15)%	1D P TONA	Monthly	370,840
OBIC Business Consultants Co. Ltd.	Citibank N.A.	(967,320)	02/26/26	(0.15)%	1D P TONA	Monthly	116,797
Obic Co. Ltd.	Barclays Bank PLC	(1,446,922)	01/26/27	(0.15)%	1D P TONA	Monthly	40,548
Obic Co. Ltd.	Barclays Bank PLC	(522,909)	05/12/27	(0.15)%	1D P TONA	Monthly	36,515
Occidental Petroleum Corp.	Bank of America N.A.	(342,416)	02/15/28	(0.15)%	1D OBFR01	Monthly	(14,803)
Occidental Petroleum Corp.	Barclays Bank PLC	(3,094,114)	12/23/26	(0.15)%	1D OBFR01	Monthly	(160,621)
Occidental Petroleum Corp.	SG Americas Securities LLC	(22,583,828)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,128,408)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ocular Therapeutix, Inc.	Morgan Stanley & Co. International PLC	$ (1,366,781)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ 243,366
Odakyu Electric Railway Co., Ltd.	BNP Paribas SA	(2,249,173)	03/24/27	(0.05)%	1D TONA	Monthly	31,962
OGE Energy Corp.	BNP Paribas SA	(5,928,913)	04/16/26	(0.15)%	1D OBFR01	Monthly	5,424
O-I Glass, Inc.	BNP Paribas SA	(6,466,274)	04/16/26	(0.15)%	1D OBFR01	Monthly	216,769
Oji Holdings Corp.	Barclays Bank PLC	(5,306,940)	09/09/27	(0.15)%	1D P TONA	Monthly	(1,077)
Okasan Securities Group, Inc.	SG Americas Securities LLC	(111,637)	12/08/27	(0.25)%	1D P TONA	Monthly	(9,192)
Oklo, Inc., Class A	Citibank N.A.	(651,150)	02/24/28	(0.15)%	1D OBFR01	Monthly	80,991
Okta, Inc., Class A	BNP Paribas SA	(906,206)	01/28/28	(0.15)%	1D OBFR01	Monthly	(11)
Okta, Inc., Class A	Morgan Stanley & Co. International PLC	(1,273,406)	01/06/27	(0.15)%	1D FEDL01	Monthly	93,305
OKUMA Corp.	Barclays Bank PLC	(7,710,154)	05/12/27	(0.18)%	1D P TONA	Monthly	222,322
Old Dominion Freight Line, Inc.	Bank of America N.A.	(2,239,125)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,633
Old Dominion Freight Line, Inc.	Barclays Bank PLC	(4,393,087)	02/16/27	(0.15)%	1D OBFR01	Monthly	99,806
Old Dominion Freight Line, Inc.	UBS AG	(938,267)	01/14/31	0.00%	1D OBFR01	Monthly	26,543
Old National Bancorp	Barclays Bank PLC	(17,596,446)	12/23/26	(0.15)%	1D OBFR01	Monthly	(137,926)
Old National Bancorp	SG Americas Securities LLC	(25,442,824)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,165,403)
Old Republic International Corp.	Morgan Stanley & Co. International PLC	(755,484)	01/06/27	(0.15)%	1D FEDL01	Monthly	(2,847)
Old Second Bancorp, Inc.	UBS AG	(122,477)	04/21/28	0.00%	1D OBFR01	Monthly	6,710
Ollie’s Bargain Outlet Holdings, Inc.	BNP Paribas SA	(118,470)	01/24/28	(0.15)%	1D OBFR01	Monthly	(3)
Olympus Corp.	Barclays Bank PLC	(2,618,038)	05/12/27	(0.20)%	1D P TONA	Monthly	49,969
Olympus Corp.	Barclays Bank PLC	(15,226,020)	09/09/27	(0.20)%	1D P TONA	Monthly	290,611
Omega Healthcare Investors, Inc.	Morgan Stanley & Co. International PLC	(13,890,776)	01/06/27	(0.15)%	1D FEDL01	Monthly	(202,340)
Omnicom Group, Inc.	BNP Paribas SA	(12,836,664)	04/16/26	0.20%	1D OBFR01	Monthly	603,406
OMV AG	Barclays Bank PLC	(5,887,781)	08/17/26	(0.26)%	1D ESTR	Monthly	(114,776)
OMV AG	Barclays Bank PLC	(183,614)	02/26/27	(0.26)%	1D ESTR	Monthly	(253)
OMV AG	Morgan Stanley & Co. International PLC	(14,400,531)	01/04/27	(0.26)%	1D ESTR	Monthly	(280,722)
OMV AG	SG Americas Securities LLC	(7,112,575)	12/08/27	(0.26)%	1D ESTR	Monthly	(446,167)
ON Semiconductor Corp.	UBS AG	(3,107,725)	04/18/28	0.00%	1D OBFR01	Monthly	24,828
Ondas, Inc.	Barclays Bank PLC	(3,725,172)	12/23/26	(0.38)%	1D OBFR01	Monthly	667,107
Ondas, Inc.	BNP Paribas SA	(331,641)	04/16/26	(0.40)%	1D OBFR01	Monthly	63,638
OneMain Holdings, Inc.	Bank of America N.A.	(60,098)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2)
ONEOK, Inc.	Bank of America N.A.	(483,614)	02/15/28	(0.15)%	1D OBFR01	Monthly	(9,027)
ONEOK, Inc.	Barclays Bank PLC	(448,106)	02/16/27	(0.15)%	1D OBFR01	Monthly	(3,594)
ONEOK, Inc.	BNP Paribas SA	(137,266)	01/28/28	(0.15)%	1D OBFR01	Monthly	(8,839)
ONEOK, Inc.	SG Americas Securities LLC	(6,184,182)	12/08/27	(0.08)%	1D OBFR01	Monthly	(368,870)
OneSpaWorld Holdings Ltd.	Barclays Bank PLC	(5,175,053)	12/23/26	(0.15)%	1D OBFR01	Monthly	158,290
OPC Energy Ltd.	Bank of America N.A.	(1,493,827)	02/15/28	(1.00)%	SHIR	Monthly	(170,119)
OPC Energy Ltd.	Barclays Bank PLC	(1,926,240)	04/07/27	(1.00)%	SHIR	Monthly	(86,425)
OPC Energy Ltd.	BNP Paribas SA	(115,883)	06/17/27	(1.10)%	SHIR	Monthly	(13,197)
OPC Energy Ltd.	Goldman Sachs Bank USA	(226,540)	08/19/26	(2.16)%	SHIR	Monthly	(25,799)
OPC Energy Ltd.	Morgan Stanley & Co. International PLC	(2,411,458)	05/23/28	(1.05)%	SHIR	Monthly	(108,196)
OPC Energy Ltd.	UBS AG	(233,549)	06/07/28	0.00%	SHIR	Monthly	(26,597)
Open House Group Co., Ltd.	Bank of America N.A.	(1,012,711)	02/15/28	0.00%	1D P TONA	Monthly	24,170
Open House Group Co., Ltd.	Barclays Bank PLC	(1,933,046)	05/12/27	(0.15)%	1D P TONA	Monthly	55,994
Open Text Corp.	Bank of America N.A.	(1,009,206)	02/15/28	(0.20)%	CABROVER	Monthly	129,546
Open Text Corp.	Barclays Bank PLC	(2,412,969)	10/23/26	(0.20)%	CABROVER	Monthly	305,428
Open Text Corp.	Barclays Bank PLC	(1,558,306)	02/16/27	(0.20)%	CABROVER	Monthly	76,787
Open Text Corp.	Morgan Stanley & Co. International PLC	(15,561,777)	01/06/27	(0.20)%	CABROVER	Monthly	1,996,900
Option Care Health, Inc.	BNP Paribas SA	(17,802)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,040
Option Care Health, Inc.	UBS AG	(76,734)	01/14/31	0.00%	1D OBFR01	Monthly	4,484
Ora Banda Mining Ltd.	Morgan Stanley & Co. International PLC	(7,239,587)	01/06/27	(0.75)%	1D AONIA	Monthly	1,581,004
Ora Banda Mining Ltd.	UBS AG	(2,593,604)	04/03/28	0.00%	1D AONIA	Monthly	636,303
Oracle Corp. Japan	Bank of America N.A.	(5,944,722)	03/15/28	(0.15)%	1D P TONA	Monthly	301,458
Oracle Corp. Japan	Barclays Bank PLC	(2,533,462)	01/20/27	(0.15)%	1D P TONA	Monthly	151,653

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Orange SA	Barclays Bank PLC	$ (13,181,188)	12/10/26	0.00%	1D ESTR	Monthly	$ (604,276)
Orange SA	UBS AG	(5,980,268)	09/03/29	0.00%	1D ESTR	Monthly	(373,446)
Orchid Island Capital, Inc.	Bank of America N.A.	(77,432)	02/15/28	(0.68)%	1D OBFR01	Monthly	3,052
Orchid Island Capital, Inc.	Barclays Bank PLC	(10,526,354)	12/23/26	(0.15)%	1D OBFR01	Monthly	536,207
Orchid Island Capital, Inc.	Barclays Bank PLC	(455,347)	02/16/27	(0.15)%	1D OBFR01	Monthly	23,266
Orchid Island Capital, Inc.	BNP Paribas SA	(7,612,277)	04/16/26	(0.15)%	1D OBFR01	Monthly	300,620
Orchid Island Capital, Inc.	Goldman Sachs Bank USA	(420,689)	08/18/26	(0.15)%	1D FEDL01	Monthly	16,579
Orchid Island Capital, Inc.	Morgan Stanley & Co. International PLC	(13,225,158)	01/04/27	(0.15)%	1D FEDL01	Monthly	675,738
Orchid Island Capital, Inc.	SG Americas Securities LLC	(7,667,873)	12/08/27	(0.15)%	1D OBFR01	Monthly	(338,741)
Orchid Island Capital, Inc.	UBS AG	(5,905,278)	04/21/28	0.00%	1D OBFR01	Monthly	232,720
O’Reilly Automotive, Inc.	UBS AG	(1,113,895)	01/22/31	0.00%	1D OBFR01	Monthly	22,233
Organo Corp.	Bank of America N.A.	(934,776)	02/15/28	0.00%	1D P TONA	Monthly	(57,783)
Organo Corp.	Bank of America N.A.	(2,058,497)	03/15/28	0.00%	1D P TONA	Monthly	(127,244)
Organo Corp.	Barclays Bank PLC	(2,411,856)	01/26/27	(0.20)%	1D P TONA	Monthly	(6,187)
Organo Corp.	Barclays Bank PLC	(9,563,453)	09/09/27	(0.20)%	1D P TONA	Monthly	(24,244)
Organo Corp.	BNP Paribas SA	(9,467,097)	09/09/26	(0.25)%	1D TONA	Monthly	(585,202)
Organo Corp.	BNP Paribas SA	(4,494,882)	03/24/27	(0.25)%	1D TONA	Monthly	(277,848)
Organo Corp.	BNP Paribas SA	(31,596)	01/21/28	(0.25)%	1D TONA	Monthly	(81)
Organo Corp.	Citibank N.A.	(789,933)	02/26/26	(0.15)%	1D P TONA	Monthly	(2,003)
Organo Corp.	Citibank N.A.	(1,232,295)	02/26/26	(0.17)%	1D P TONA	Monthly	(3,124)
Organo Corp.	UBS AG	(377,888)	04/18/28	0.00%	1D P TONA	Monthly	(23,359)
Organo Corp.	UBS AG	(4,381,585)	09/03/29	0.00%	1D P TONA	Monthly	(84,930)
Orient Corp.	UBS AG	(114,422)	04/03/28	0.00%	1D P TONA	Monthly	675
Oriental Land Co. Ltd.	Barclays Bank PLC	(22,583,113)	09/09/27	(0.20)%	1D P TONA	Monthly	602,070
Oriental Land Co. Ltd.	SG Americas Securities LLC	(35,038,169)	12/08/27	(0.10)%	1D P TONA	Monthly	2,190,899
Origin Energy Ltd.	Barclays Bank PLC	(214,744)	01/27/27	0.00%	1D AONIA	Monthly	231
Origin Energy Ltd.	BNP Paribas SA	(181,875)	09/07/26	(0.25)%	1D AONIA	Monthly	938
Origin Energy Ltd.	BNP Paribas SA	(4,329,424)	03/22/27	(0.25)%	1D AONIA	Monthly	(297,625)
Orion OYJ	UBS AG	(83,505)	01/03/31	0.00%	1D ESTR	Monthly	(20)
Orion OYJ, Class B	SG Americas Securities LLC	(1,806,046)	12/08/27	(0.08)%	1D ESTR	Monthly	(94,438)
Orion OYJ, Class B	SG Americas Securities LLC	(5,450,125)	12/08/27	(0.08)%	1D ESTR	Monthly	(284,985)
Orkla ASA	Morgan Stanley & Co. International PLC	(113,598)	01/06/27	(0.26)%	NOWA	Monthly	(1,721)
Orla Mining Ltd.	Morgan Stanley & Co. International PLC	(812,586)	01/06/27	(0.20)%	CABROVER	Monthly	117,727
Ormat Technologies, Inc.	Barclays Bank PLC	(1,110,990)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,273
Ormat Technologies, Inc.	BNP Paribas SA	(22,023)	01/28/28	(0.15)%	1D OBFR01	Monthly	(1,716)
Orsted AS	Barclays Bank PLC	(4,078,537)	11/09/26	(0.26)%	DESTR	Monthly	(185,889)
Orsted AS	BNP Paribas SA	(1,458,152)	08/17/26	(0.25)%	DESTR	Monthly	(118,811)
Orsted AS	UBS AG	(4,815,778)	09/03/29	0.00%	DESTR	Monthly	(392,392)
Orsted AS	UBS AG	(335,092)	01/22/31	0.00%	DESTR	Monthly	993
Orsted AS, (Expires 10/18/25, Strike Price DKK 66.60)	Barclays Bank PLC	(5)	11/09/26	(0.26)%	DESTR	Monthly	(1)
OrthoPediatrics Corp.	Bank of America N.A.	(189,270)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,645
Osaka Gas Co. Ltd.	Bank of America N.A.	(1,733,219)	02/15/28	(0.15)%	1D P TONA	Monthly	(76,337)
Osaka Gas Co. Ltd.	Barclays Bank PLC	(363,082)	01/26/27	0.00%	1D P TONA	Monthly	(1,082)
Osaka Gas Co. Ltd.	Barclays Bank PLC	(9,514,718)	05/12/27	(0.18)%	1D P TONA	Monthly	(160,024)
Osaka Gas Co. Ltd.	Barclays Bank PLC	(5,841,011)	09/09/27	(0.18)%	1D P TONA	Monthly	(98,238)
Osaka Gas Co. Ltd.	BNP Paribas SA	(394,504)	01/21/28	(0.05)%	1D TONA	Monthly	(3,448)
Osaka Gas Co. Ltd.	JPMorgan Chase Bank N.A.	(1,319,110)	02/10/26	(0.15)%	1D P TONA	Monthly	(96,248)
Osaka Soda Co. Ltd.	Bank of America N.A.	(1,353,790)	02/15/28	(0.25)%	1D P TONA	Monthly	9,440
Osaka Soda Co. Ltd.	Barclays Bank PLC	(8,286,379)	05/12/27	(0.20)%	1D P TONA	Monthly	(34,056)
OSB Group PLC	Barclays Bank PLC	(4,958,466)	12/10/26	(0.25)%	1D SONIA	Monthly	143,263
OSG Corp.	Bank of America N.A.	(514,848)	02/15/28	(0.25)%	1D P TONA	Monthly	(20,458)
OSG Corp.	Barclays Bank PLC	(9,501,612)	05/12/27	(0.20)%	1D P TONA	Monthly	(149,105)
OSG Corp.	Citibank N.A.	(922,729)	02/26/26	(0.25)%	1D P TONA	Monthly	(14,480)
OSG Corp.	JPMorgan Chase Bank N.A.	(124,096)	02/10/26	(0.15)%	1D P TONA	Monthly	(12,686)
OSG Corp.	SG Americas Securities LLC	(2,186,235)	12/08/27	(0.25)%	1D P TONA	Monthly	(223,489)
Oshkosh Corp.	BNP Paribas SA	(155,323)	01/24/28	(0.15)%	1D OBFR01	Monthly	(3)
Oshkosh Corp.	BNP Paribas SA	(364,945)	01/28/28	(0.15)%	1D OBFR01	Monthly	25,818
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ouster, Inc.	SG Americas Securities LLC	$ (3,429,469)	12/08/27	(0.15)%	1D OBFR01	Monthly	$ 848,694
Outfront Media, Inc.	Morgan Stanley & Co. International PLC	(6,445,677)	01/04/27	(0.15)%	1D FEDL01	Monthly	180,335
Outfront Media, Inc.	UBS AG	(16,336,869)	04/21/28	0.00%	1D OBFR01	Monthly	80,214
Oversea-Chinese Banking Corp. Ltd.	Bank of America N.A.	(10,203,415)	02/15/28	(0.30)%	SORA	Monthly	(431,160)
Oversea-Chinese Banking Corp. Ltd.	BNP Paribas SA	(11,940,814)	09/07/26	(0.30)%	SORA	Monthly	(504,576)
Oversea-Chinese Banking Corp. Ltd.	Goldman Sachs Bank USA	(887,114)	08/19/26	(0.30)%	SORA	Monthly	(37,486)
Oversea-Chinese Banking Corp. Ltd.	Morgan Stanley & Co. International PLC	(10,701,313)	01/07/27	(0.30)%	SORA	Monthly	(91,813)
Oxford Instruments PLC	BNP Paribas SA	(113,935)	03/17/27	(0.25)%	1D SONIA	Monthly	(9,336)
Oxford Nanopore Technologies PLC	Barclays Bank PLC	(441,049)	12/10/26	(2.27)%	1D SONIA	Monthly	43,498
Oxford Nanopore Technologies PLC	Morgan Stanley & Co. International PLC	(237,165)	01/04/27	(1.63)%	1D SONIA	Monthly	23,390
Oxford Nanopore Technologies PLC	SG Americas Securities LLC	(2,245,530)	12/08/27	(0.25)%	1D SONIA	Monthly	(225,950)
PACCAR, Inc.	BNP Paribas SA	(18,568,642)	01/24/28	(0.15)%	1D OBFR01	Monthly	(117,734)
PACCAR, Inc.	Morgan Stanley & Co. International PLC	(25,355,253)	01/06/27	(0.15)%	1D FEDL01	Monthly	133,384
Packaging Corp. of America	BNP Paribas SA	(21,780,047)	04/16/26	0.20%	1D OBFR01	Monthly	(57,894)
Packaging Corp. of America	BNP Paribas SA	(699,818)	01/28/28	0.20%	1D OBFR01	Monthly	(769)
Packaging Corp. of America	Morgan Stanley & Co. International PLC	(7,913,205)	01/06/27	(0.15)%	1D FEDL01	Monthly	(137,096)
Packaging Corp. of America	UBS AG	(165,138)	01/14/31	0.00%	1D OBFR01	Monthly	(439)
PACS Group, Inc.	BNP Paribas SA	(409,827)	04/16/26	(0.15)%	1D OBFR01	Monthly	22,195
Pagegroup PLC	Goldman Sachs Bank USA	(963,912)	08/19/26	(0.25)%	1D SONIA	Monthly	8,765
PagerDuty, Inc.	Barclays Bank PLC	(1,455,914)	12/23/26	(0.15)%	1D OBFR01	Monthly	53,386
Paladin Energy Ltd.	Barclays Bank PLC	(952,485)	01/20/27	(0.25)%	1D AONIA	Monthly	32,367
Paladin Energy Ltd.	Barclays Bank PLC	(180,432)	09/09/27	(0.25)%	1D AONIA	Monthly	(3,232)
Palantir Technologies, Inc., Class A	Barclays Bank PLC	(3,787,653)	12/23/26	(0.15)%	1D OBFR01	Monthly	486,739
Palo Alto Networks, Inc.	Barclays Bank PLC	(554,666)	02/16/27	(0.15)%	1D OBFR01	Monthly	20,040
Palo Alto Networks, Inc.	BNP Paribas SA	(1,254,939)	01/28/28	(0.15)%	1D OBFR01	Monthly	14,734
Palo Alto Networks, Inc.	Morgan Stanley & Co. International PLC	(6,327,286)	01/06/27	(0.15)%	1D FEDL01	Monthly	(14,434)
Palo Alto Networks, Inc.	UBS AG	(159,383)	01/14/31	0.00%	1D OBFR01	Monthly	9,135
Panasonic Holdings Corp.	Barclays Bank PLC	(665,601)	05/12/27	0.00%	1D P TONA	Monthly	(739)
Pandora A/S	Bank of America N.A.	(949,275)	02/15/28	(0.26)%	1W CIBOR	Monthly	13,486
Pandora A/S	Barclays Bank PLC	(2,776,489)	03/01/27	(0.26)%	DESTR	Monthly	(120,565)
Pandora A/S	BNP Paribas SA	(2,441,975)	01/14/28	(0.25)%	DESTR	Monthly	61,018
Pandora A/S	UBS AG	(203,647)	01/03/31	0.00%	DESTR	Monthly	3,878
Pandox AB, Class B	Morgan Stanley & Co. International PLC	(8,747,845)	01/04/27	(0.26)%	1D STIBOR	Monthly	(27,423)
Pantoro Gold Ltd.	Barclays Bank PLC	(566,921)	01/20/27	(0.25)%	1D AONIA	Monthly	94,027
Pantoro Gold Ltd.	Barclays Bank PLC	(721,906)	05/12/27	(0.25)%	1D AONIA	Monthly	54,084
Pantoro Gold Ltd.	JPMorgan Chase Bank N.A.	(677,437)	02/10/26	(0.25)%	1D AONIA	Monthly	53,177
Pantoro Gold Ltd.	Morgan Stanley & Co. International PLC	(116,537)	01/06/27	(1.00)%	1D AONIA	Monthly	8,731
Pantoro Gold Ltd.	UBS AG	(1,190,407)	04/03/28	0.00%	1D AONIA	Monthly	118,328
Papa John’s International, Inc.	SG Americas Securities LLC	(6,412,392)	12/08/27	(0.15)%	1D OBFR01	Monthly	439,014
PAR Technology Corp.	SG Americas Securities LLC	(18,158,166)	12/08/27	(0.15)%	1D OBFR01	Monthly	5,361,029
Paradox Interactive AB	Morgan Stanley & Co. International PLC	(101,854)	01/04/27	(0.26)%	1D STIBOR	Monthly	10,648
Paramount Bed Holdings Co., Ltd.	Morgan Stanley & Co. International PLC	(919,799)	01/06/27	(0.25)%	1D P TONA	Monthly	(804)
Paramount Bed Holdings Co., Ltd.	SG Americas Securities LLC	(2,622,635)	12/08/27	(0.25)%	1D P TONA	Monthly	(6,037)
Paramount Bed Holdings Co., Ltd.	UBS AG	(95,121)	04/03/28	0.00%	1D P TONA	Monthly	(219)
Paramount Resources Ltd., Class A	Morgan Stanley & Co. International PLC	(8,233,594)	01/04/27	(0.20)%	CABROVER	Monthly	(583,699)
Park24 Co. Ltd.	Bank of America N.A.	(5,693,380)	02/15/28	0.00%	1D P TONA	Monthly	296,094
Park24 Co. Ltd.	Barclays Bank PLC	(3,911,147)	05/12/27	(0.20)%	1D P TONA	Monthly	234,917
Park24 Co. Ltd.	JPMorgan Chase Bank N.A.	(2,483,774)	02/10/26	(0.15)%	1D P TONA	Monthly	42,244
Parsons Corp.	Barclays Bank PLC	(332,928)	12/23/26	(0.15)%	1D OBFR01	Monthly	10,582

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Pasona Group, Inc.	Morgan Stanley & Co. International PLC	$ (229,053)	01/06/27	(0.25)%	1D P TONA	Monthly	$ 8,826
Pathward Financial, Inc.	BNP Paribas SA	(192,855)	04/16/26	(0.10)%	1D OBFR01	Monthly	(34,586)
Patrick Industries, Inc.	Goldman Sachs Bank USA	(107,324)	08/18/26	(0.15)%	1D FEDL01	Monthly	(299)
Patrick Industries, Inc.	SG Americas Securities LLC	(25,604,300)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,261,606)
Paychex, Inc.	UBS AG	(17,819,906)	04/18/28	0.00%	1D OBFR01	Monthly	1,100,367
Paycom Software, Inc.	Morgan Stanley & Co. International PLC	(263,794)	01/06/27	(0.15)%	1D FEDL01	Monthly	30,811
Paymentus Holdings, Inc., Class A	Barclays Bank PLC	(117,075)	12/23/26	(0.15)%	1D OBFR01	Monthly	10,957
Paymentus Holdings, Inc., Class A	BNP Paribas SA	(80,016)	01/28/28	(0.15)%	1D OBFR01	Monthly	7,043
Paymentus Holdings, Inc., Class A	UBS AG	(492,270)	01/14/31	0.00%	1D OBFR01	Monthly	37,326
Paysafe Ltd.	BNP Paribas SA	(1,575,413)	04/16/26	(0.15)%	1D OBFR01	Monthly	175,499
PDF Solutions, Inc.	BNP Paribas SA	(240,587)	04/16/26	(0.15)%	1D OBFR01	Monthly	26,237
Pearson PLC	Barclays Bank PLC	(16,858,811)	08/17/26	(0.25)%	1D SONIA	Monthly	58,957
Pembina Pipeline Corp.	Morgan Stanley & Co. International PLC	(2,415,326)	01/06/27	(0.20)%	CABROVER	Monthly	(79,820)
Pennon Group PLC	Barclays Bank PLC	(20,725,046)	12/10/26	(0.25)%	1D SONIA	Monthly	177,020
Pennon Group PLC	SG Americas Securities LLC	(16,288,782)	12/08/27	(0.25)%	1D SONIA	Monthly	(23,254)
PennyMac Financial Services, Inc., Class A	Barclays Bank PLC	(30,940,225)	12/23/26	(0.15)%	1D OBFR01	Monthly	10,556,845
PennyMac Financial Services, Inc., Class A	Barclays Bank PLC	(182,039)	02/23/27	(0.15)%	1D OBFR01	Monthly	16,672
PennyMac Mortgage Investment Trust	Barclays Bank PLC	(1,729,104)	12/23/26	(0.15)%	1D OBFR01	Monthly	184,142
PennyMac Mortgage Investment Trust	SG Americas Securities LLC	(1,596,085)	12/08/27	(0.15)%	1D OBFR01	Monthly	116,329
Pentair PLC	Barclays Bank PLC	(146,746)	02/16/27	(0.25)%	1D OBFR01	Monthly	3,759
Pentair PLC	BNP Paribas SA	(1,017,840)	01/28/28	(0.10)%	1D OBFR01	Monthly	7,658
Perella Weinberg Partners, Class A	Barclays Bank PLC	(575,608)	02/16/27	(0.15)%	1D OBFR01	Monthly	4,673
Perella Weinberg Partners, Class A	Morgan Stanley & Co. International PLC	(2,654,593)	01/04/27	(0.15)%	1D FEDL01	Monthly	(33,740)
Perella Weinberg Partners, Class A	UBS AG	(581,506)	01/14/31	0.00%	1D OBFR01	Monthly	(8,839)
Permian Resources Corp., Class A	Barclays Bank PLC	(8,276,492)	12/23/26	(0.15)%	1D OBFR01	Monthly	(861,072)
Pernod Ricard SA	Morgan Stanley & Co. International PLC	(1,332,923)	01/06/27	(0.26)%	1D ESTR	Monthly	13,938
Persimmon PLC	Morgan Stanley & Co. International PLC	(322,255)	01/27/27	(0.25)%	1D SONIA	Monthly	255
Persimmon PLC	SG Americas Securities LLC	(11,018,193)	12/08/27	(0.12)%	1D SONIA	Monthly	(109,498)
Personalis, Inc.	Morgan Stanley & Co. International PLC	(154,181)	01/04/27	(0.34)%	1D FEDL01	Monthly	25,765
Pets at Home Group Plc	Barclays Bank PLC	(2,504,227)	12/10/26	(0.25)%	1D SONIA	Monthly	(77,890)
PEXA Group Ltd.	Bank of America N.A.	(227,372)	02/15/28	(0.30)%	1D AONIA	Monthly	3,262
PEXA Group Ltd.	Barclays Bank PLC	(3,913,684)	05/12/27	(0.25)%	1D AONIA	Monthly	105,358
PEXA Group Ltd.	BNP Paribas SA	(80,085)	03/22/27	(0.35)%	1D AONIA	Monthly	1,149
PEXA Group Ltd.	Goldman Sachs Bank USA	(161,352)	08/19/26	(0.30)%	1D AONIA	Monthly	2,315
PEXA Group Ltd.	JPMorgan Chase Bank N.A.	(767,804)	02/10/26	(0.25)%	1D AONIA	Monthly	(26,026)
PEXA Group Ltd.	Morgan Stanley & Co. International PLC	(102,313)	01/06/27	(0.30)%	1D AONIA	Monthly	2,754
Peyto Exploration & Development Corp.	Barclays Bank PLC	(2,468,742)	02/23/27	(0.20)%	CABROVER	Monthly	(84,345)
Peyto Exploration & Development Corp.	Goldman Sachs Bank USA	(18,405,844)	08/18/26	(0.20)%	1D CORRA	Monthly	(1,624,285)
Peyto Exploration & Development Corp.	Morgan Stanley & Co. International PLC	(31,249,502)	01/04/27	(0.20)%	CABROVER	Monthly	(1,062,360)
Peyto Exploration & Development Corp.	Morgan Stanley & Co. International PLC	(17,787,785)	01/06/27	(0.20)%	CABROVER	Monthly	(598,337)
Philip Morris International, Inc.	Barclays Bank PLC	(719,046)	02/23/27	(0.15)%	1D OBFR01	Monthly	(687)
Philip Morris International, Inc.	Morgan Stanley & Co. International PLC	(10,736,227)	01/06/27	(0.15)%	1D FEDL01	Monthly	(229,889)
Phillips 66	Bank of America N.A.	(1,828,735)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,813)
Phillips Edison & Co., Inc.	BNP Paribas SA	(258,728)	04/16/26	(0.15)%	1D OBFR01	Monthly	(4,229)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Phoenix Financial Ltd.	UBS AG	$ (225,904)	04/18/28	0.00%	SHIR	Monthly	$ (6,932)
Phoenix Financial Ltd.	UBS AG	(145,856)	11/04/30	0.00%	SHIR	Monthly	(5,096)
Phoenix Group Holdings PLC	Morgan Stanley & Co. International PLC	(2,824,244)	01/04/27	(0.25)%	1D SONIA	Monthly	(63,238)
Piaggio & C SpA	Bank of America N.A.	(1,008,230)	02/15/28	0.00%	1D ESTR	Monthly	54,815
Piaggio & C SpA	Barclays Bank PLC	(181,228)	12/10/26	(0.48)%	1D ESTR	Monthly	10,224
Piaggio & C SpA	BNP Paribas SA	(537,568)	03/17/27	(0.47)%	1D ESTR	Monthly	29,226
Piaggio & C SpA	Goldman Sachs Bank USA	(249,732)	08/19/26	(0.28)%	1D ESTR	Monthly	13,577
Piaggio & C SpA	SG Americas Securities LLC	(48,290)	12/08/27	(0.60)%	1D ESTR	Monthly	2,377
Piaggio & C SpA	UBS AG	(594,725)	04/24/28	0.00%	1D ESTR	Monthly	32,334
Pilot Corp.	Barclays Bank PLC	(2,625,388)	05/12/27	(0.20)%	1D P TONA	Monthly	25,246
Pilot Corp.	Morgan Stanley & Co. International PLC	(2,142,850)	01/06/27	(0.25)%	1D P TONA	Monthly	20,606
Pinnacle Financial Partners, Inc.	Barclays Bank PLC	(1,598,898)	02/16/27	(0.15)%	1D OBFR01	Monthly	(2,037)
Pinnacle Investment Management Group Ltd.	Barclays Bank PLC	(112,980)	05/12/27	(0.25)%	1D AONIA	Monthly	4,045
Pinterest, Inc., Class A	Morgan Stanley & Co. International PLC	(320,223)	01/06/27	(0.15)%	1D FEDL01	Monthly	46,585
Pirelli & C SpA	Morgan Stanley & Co. International PLC	(5,179,325)	01/04/27	(0.26)%	1D ESTR	Monthly	78,105
Pitney Bowes, Inc.	Morgan Stanley & Co. International PLC	(2,907,979)	01/04/27	(0.15)%	1D FEDL01	Monthly	(23,467)
PKSHA Technology, Inc.	Barclays Bank PLC	(5,008,103)	05/12/27	(1.61)%	1D P TONA	Monthly	263,237
PKSHA Technology, Inc.	BNP Paribas SA	(301,144)	03/24/27	(2.95)%	1D TONA	Monthly	35,725
PKSHA Technology, Inc.	Morgan Stanley & Co. International PLC	(2,385,529)	01/06/27	(1.51)%	1D P TONA	Monthly	125,389
PKSHA Technology, Inc.	UBS AG	(1,204,575)	04/03/28	0.00%	1D P TONA	Monthly	142,901
PLS Group Ltd.	Barclays Bank PLC	(3,236)	05/12/27	(0.25)%	1D AONIA	Monthly	531
PLS Group Ltd.	Citibank N.A.	(470,719)	02/25/26	(0.30)%	1D AONIA	Monthly	77,178
PLS Group Ltd.	Goldman Sachs Bank USA	(688,845)	08/19/26	(0.30)%	1D AONIA	Monthly	87,902
PLS Group Ltd.	Morgan Stanley & Co. International PLC	(728,780)	01/06/27	(0.30)%	1D AONIA	Monthly	119,489
Plus Alpha Consulting Co., Ltd.	Barclays Bank PLC	(5,607,547)	05/12/27	(0.20)%	1D P TONA	Monthly	270,712
Plus Alpha Consulting Co., Ltd.	BNP Paribas SA	(624,691)	03/24/27	(0.25)%	1D TONA	Monthly	44,319
PNC Financial Services Group, Inc.	Morgan Stanley & Co. International PLC	(259,023)	01/06/27	(0.15)%	1D FEDL01	Monthly	(2,238)
PNC Financial Services Group, Inc.	UBS AG	(344,995)	01/22/31	0.00%	1D OBFR01	Monthly	(4)
Pola Orbis Holdings, Inc.	Barclays Bank PLC	(535,859)	05/12/27	(0.20)%	1D P TONA	Monthly	8,349
Pola Orbis Holdings, Inc.	BNP Paribas SA	(738,633)	03/24/27	(1.00)%	1D TONA	Monthly	1,169
Pola Orbis Holdings, Inc.	Morgan Stanley & Co. International PLC	(573,925)	01/06/27	(1.05)%	1D P TONA	Monthly	12,298
Pola Orbis Holdings, Inc.	UBS AG	(298,359)	04/03/28	0.00%	1D P TONA	Monthly	924
Porch Group, Inc.	Morgan Stanley & Co. International PLC	(992,411)	01/04/27	(0.15)%	1D FEDL01	Monthly	59,143
Porsche Automobil Holding SE	Bank of America N.A.	(5,821,480)	02/15/28	(0.26)%	1D ESTR	Monthly	297,621
Porsche Automobil Holding SE	Bank of America N.A.	(1,350,640)	02/15/28	(0.26)%	1D ESTR	Monthly	56,080
Porsche Automobil Holding SE	Morgan Stanley & Co. International PLC	(7,686,863)	01/06/27	(0.26)%	1D ESTR	Monthly	200,007
Powell Industries, Inc.	UBS AG	(2,149,821)	04/21/28	0.00%	1D OBFR01	Monthly	(201,650)
Power Assets Holdings Ltd.	Bank of America N.A.	(3,896,379)	02/15/28	(0.15)%	HONIA	Monthly	(334,928)
Power Assets Holdings Ltd.	Barclays Bank PLC	(1,930,697)	01/26/27	(0.18)%	HONIA	Monthly	(47,274)
Power Assets Holdings Ltd.	Barclays Bank PLC	(15,143)	05/13/27	(0.18)%	HONIA	Monthly	(370)
Power Assets Holdings Ltd.	Barclays Bank PLC	(1,200,097)	09/09/27	(0.18)%	HONIA	Monthly	(29,348)
Power Assets Holdings Ltd.	BNP Paribas SA	(2,232,114)	09/09/26	(0.30)%	HONIA	Monthly	(191,870)
Power Corp. of Canada	Morgan Stanley & Co. International PLC	(8,286,580)	01/04/27	(0.20)%	CABROVER	Monthly	243,620
Power Corp. of Canada	Morgan Stanley & Co. International PLC	(16,044,299)	01/06/27	(0.20)%	CABROVER	Monthly	422,548
Power Solutions International, Inc.	Bank of America N.A.	(453)	02/15/28	(0.15)%	1D OBFR01	Monthly	23
Power Solutions International, Inc.	Barclays Bank PLC	(473)	12/23/26	(0.15)%	1D OBFR01	Monthly	43
Power Solutions International, Inc.	BNP Paribas SA	(161,581)	04/16/26	(0.15)%	1D OBFR01	Monthly	8,157

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Power Solutions International, Inc.	Citibank N.A.	$ (709)	06/25/26	(2.68)%	1D OBFR01	Monthly	$ 64
Power Solutions International, Inc.	Morgan Stanley & Co. International PLC	(473)	01/04/27	(0.15)%	1D FEDL01	Monthly	43
Power Solutions International, Inc.	SG Americas Securities LLC	(163,231)	12/08/27	(0.15)%	1D OBFR01	Monthly	(21,938)
Power Solutions International, Inc.	UBS AG	(80,753)	04/21/28	0.00%	1D OBFR01	Monthly	4,077
Powerfleet, Inc. NJ	UBS AG	(227,085)	04/21/28	0.00%	1D OBFR01	Monthly	21,704
PPG Industries, Inc.	Morgan Stanley & Co. International PLC	(221,658)	01/06/27	(0.15)%	1D FEDL01	Monthly	(10,759)
PPL Corp.	Barclays Bank PLC	(334,652)	02/16/27	(0.15)%	1D OBFR01	Monthly	3,472
PPL Corp.	BNP Paribas SA	(5,911,554)	04/16/26	(0.15)%	1D OBFR01	Monthly	(76,366)
Praxis Precision Medicines, Inc.	Morgan Stanley & Co. International PLC	(312,598)	01/06/27	(0.15)%	1D FEDL01	Monthly	(9,880)
Predictive Discovery Ltd.	Barclays Bank PLC	(478,784)	01/20/27	(2.25)%	1D AONIA	Monthly	15,496
Premier Foods PLC	Barclays Bank PLC	(481,164)	12/10/26	(0.25)%	1D SONIA	Monthly	(5,152)
Premier Foods PLC	SG Americas Securities LLC	(2,035,836)	12/08/27	(0.20)%	1D SONIA	Monthly	(238,518)
Premium Brands Holdings Corp.	BNP Paribas SA	(906,980)	05/18/26	(0.20)%	CABROVER	Monthly	47,384
Premium Brands Holdings Corp.	Morgan Stanley & Co. International PLC	(11,389,104)	01/04/27	(0.20)%	CABROVER	Monthly	373,085
Primaris Real Estate Investment Trust	BNP Paribas SA	(2,443,529)	05/18/26	(0.20)%	CABROVER	Monthly	18,112
Primary Health Properties PLC	Citibank N.A.	(493,775)	07/06/26	(0.25)%	1D SONIA	Monthly	793
Primerica, Inc.	Barclays Bank PLC	(1,744,743)	12/23/26	(0.15)%	1D OBFR01	Monthly	(25,780)
Primo Brands Corp., Class A	UBS AG	(1,987,494)	04/18/28	0.00%	1D OBFR01	Monthly	(23,668)
Primoris Services Corp.	BNP Paribas SA	(1,248,844)	01/24/28	(0.15)%	1D OBFR01	Monthly	10,957
Primoris Services Corp.	BNP Paribas SA	(485,862)	01/28/28	0.00%	1D OBFR01	Monthly	2,863
Primoris Services Corp.	Morgan Stanley & Co. International PLC	(1,379,158)	01/06/27	(0.15)%	1D FEDL01	Monthly	22,078
Principal Financial Group, Inc.	Bank of America N.A.	(978,106)	02/15/28	(0.15)%	1D OBFR01	Monthly	(21,285)
Principal Financial Group, Inc.	Barclays Bank PLC	(78,973)	02/16/27	(0.15)%	1D OBFR01	Monthly	(2,202)
Priority Technology Holdings, Inc.	BNP Paribas SA	(111,761)	04/16/26	(0.15)%	1D OBFR01	Monthly	(1,924)
PROCEPT BioRobotics Corp.	UBS AG	(3,715,968)	04/21/28	0.00%	1D OBFR01	Monthly	187,626
Procore Technologies, Inc.	Barclays Bank PLC	(348,146)	02/23/27	(0.15)%	1D OBFR01	Monthly	14,572
Procter & Gamble Co.	Goldman Sachs Bank USA	(10,702,620)	08/18/26	0.45%	1D FEDL01	Monthly	(528,360)
Prologis, Inc.	Bank of America N.A.	(5,249,563)	02/15/28	(0.15)%	1D OBFR01	Monthly	(26,628)
Prologis, Inc.	Barclays Bank PLC	(10,681,574)	12/23/26	(0.15)%	1D OBFR01	Monthly	(328,028)
Prologis, Inc.	Barclays Bank PLC	(1,712,136)	02/16/27	(0.15)%	1D OBFR01	Monthly	(22,223)
Prologis, Inc.	BNP Paribas SA	(776,758)	01/28/28	0.08%	1D OBFR01	Monthly	(20,963)
Prologis, Inc.	UBS AG	(189,567)	01/14/31	0.00%	1D OBFR01	Monthly	3,127
Prosus NV	Morgan Stanley & Co. International PLC	(11,641,614)	01/06/27	(0.26)%	1D ESTR	Monthly	344,862
Protector Forsikring ASA	UBS AG	(4,279,298)	04/24/28	0.00%	NOWA	Monthly	101,574
Provident Financial Services, Inc.	SG Americas Securities LLC	(989,673)	12/08/27	(0.15)%	1D OBFR01	Monthly	(85,467)
Proximus SADP	UBS AG	(4,965,040)	04/24/28	0.00%	1D ESTR	Monthly	(227,476)
Prudential PLC	Bank of America N.A.	(1,776,931)	02/15/28	(0.25)%	1D SONIA	Monthly	1,822
Prudential PLC	Barclays Bank PLC	(993,446)	08/17/26	(0.25)%	1D SONIA	Monthly	(6,737)
Prudential PLC	JPMorgan Chase Bank N.A.	(450)	02/10/26	(2.50)%	HONIA	Monthly	(29)
Prudential PLC	Morgan Stanley & Co. International PLC	(1,544,246)	01/27/27	(0.25)%	1D SONIA	Monthly	(19,257)
Prysmian SpA	BNP Paribas SA	(3,605,279)	03/22/27	(0.26)%	1D ESTR	Monthly	(243,535)
PTC, Inc.	Bank of America N.A.	(633,766)	02/15/28	(0.15)%	1D OBFR01	Monthly	26,733
PTC, Inc.	Barclays Bank PLC	(12,933,523)	12/23/26	(0.15)%	1D OBFR01	Monthly	673,727
PTC, Inc.	Barclays Bank PLC	(428,575)	02/16/27	(0.15)%	1D OBFR01	Monthly	22,325
PTC, Inc.	UBS AG	(137,851)	01/14/31	0.00%	1D OBFR01	Monthly	8,888
Puig Brands SA	SG Americas Securities LLC	(1,838,801)	12/08/27	(0.26)%	1D ESTR	Monthly	(108,826)
Puig Brands SA, Class B	Bank of America N.A.	(4,835,920)	02/15/28	(0.26)%	1D ESTR	Monthly	(240,342)
Puig Brands SA, Class B	BNP Paribas SA	(13,216,871)	03/17/27	(0.26)%	1D ESTR	Monthly	(656,869)
Puma SE	Morgan Stanley & Co. International PLC	(12,616,237)	01/04/27	(0.26)%	1D ESTR	Monthly	(14,628)
Pure Storage, Inc., Class A	UBS AG	(1,555,817)	01/22/31	0.00%	1D OBFR01	Monthly	39,845
Qnity Electronics, Inc.	Barclays Bank PLC	(159,004)	02/16/27	(0.15)%	1D OBFR01	Monthly	4,154
Qnity Electronics, Inc.	UBS AG	(478,053)	01/14/31	0.00%	1D OBFR01	Monthly	(1,404)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Quaker Chemical Corp.	Barclays Bank PLC	$ (2,495,984)	12/23/26	(0.15)%	1D OBFR01	Monthly	$ 103,636
Qualys, Inc.	BNP Paribas SA	(15,118)	01/28/28	0.00%	1D OBFR01	Monthly	214
Qualys, Inc.	UBS AG	(301,038)	01/14/31	0.00%	1D OBFR01	Monthly	1,361
Quanta Services, Inc.	UBS AG	(9,297,930)	04/18/28	0.00%	1D OBFR01	Monthly	(560,609)
Quants Research Institute Holdings, Inc.	Bank of America N.A.	(1,383,102)	02/15/28	0.00%	1D P TONA	Monthly	91,961
Quants Research Institute Holdings, Inc.	Barclays Bank PLC	(675,316)	05/12/27	(0.90)%	1D P TONA	Monthly	43,877
Quants Research Institute Holdings, Inc.	Citibank N.A.	(121,700)	02/26/26	(3.00)%	1D P TONA	Monthly	7,907
Quants Research Institute Holdings, Inc.	Morgan Stanley & Co. International PLC	(453,392)	01/06/27	(0.69)%	1D P TONA	Monthly	29,458
Quest Diagnostics, Inc.	Barclays Bank PLC	(289,270)	02/16/27	(0.15)%	1D OBFR01	Monthly	(7,734)
Quest Diagnostics, Inc.	UBS AG	(289,918)	01/14/31	0.00%	1D OBFR01	Monthly	3,762
QuidelOrtho Corp.	Morgan Stanley & Co. International PLC	(122,026)	01/04/27	(0.15)%	1D FEDL01	Monthly	13,536
QXO, Inc.	BNP Paribas SA	(2,794,459)	04/16/26	(0.15)%	1D OBFR01	Monthly	317,197
QXO, Inc.	BNP Paribas SA	(1,534,644)	01/28/28	(0.15)%	1D OBFR01	Monthly	44,281
QXO, Inc.	SG Americas Securities LLC	(14,835,381)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,486,547
QXO, Inc.	UBS AG	(5,204,986)	04/18/28	0.00%	1D OBFR01	Monthly	590,814
R&S Group Holding AG	SG Americas Securities LLC	(107,831)	12/08/27	(0.26)%	SSARON	Monthly	(5,398)
RadNet, Inc.	BNP Paribas SA	(1,542,685)	01/24/28	(0.15)%	1D OBFR01	Monthly	60,631
Rakus Co. Ltd.	Barclays Bank PLC	(4,621,091)	05/12/27	(0.15)%	1D P TONA	Monthly	336,662
Rakus Co. Ltd.	Citibank N.A.	(404,530)	02/26/26	(0.25)%	1D P TONA	Monthly	29,471
Rakuten Bank Ltd.	Bank of America N.A.	(1,298,699)	02/15/28	(0.15)%	1D P TONA	Monthly	(55,688)
Rakuten Bank Ltd.	Bank of America N.A.	(151,438)	03/15/28	(0.15)%	1D P TONA	Monthly	(6,494)
Rakuten Bank Ltd.	Barclays Bank PLC	(12,517,607)	05/12/27	(0.20)%	1D P TONA	Monthly	(849,188)
Rakuten Bank Ltd.	Barclays Bank PLC	(9,555,151)	09/09/27	(0.20)%	1D P TONA	Monthly	(648,216)
Rakuten Bank Ltd.	Citibank N.A.	(197,198)	02/26/26	(0.15)%	1D P TONA	Monthly	(13,378)
Rakuten Group, Inc.	Barclays Bank PLC	(841,514)	09/09/27	(0.20)%	1D P TONA	Monthly	6,311
Ralph Lauren Corp., Class A	Bank of America N.A.	(4,082,970)	02/15/28	(0.15)%	1D OBFR01	Monthly	37,839
Ralph Lauren Corp., Class A	Morgan Stanley & Co. International PLC	(2,106,930)	01/06/27	(0.15)%	1D FEDL01	Monthly	42,309
Rambus, Inc.	Morgan Stanley & Co. International PLC	(400,011)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,151
Ramsay Health Care Ltd.	BNP Paribas SA	(6,361,488)	03/22/27	(0.25)%	1D AONIA	Monthly	104,206
Randstad NV	Barclays Bank PLC	(11,828,158)	08/17/26	(0.26)%	1D ESTR	Monthly	(318,111)
Randstad NV	Barclays Bank PLC	(11,416,588)	12/10/26	(0.26)%	1D ESTR	Monthly	(307,042)
Randstad NV	Barclays Bank PLC	(1,619,232)	02/19/27	(0.26)%	1D ESTR	Monthly	(64,453)
Randstad NV	BNP Paribas SA	(2,911,372)	01/13/28	(0.26)%	1D ESTR	Monthly	(86,143)
Randstad NV	Morgan Stanley & Co. International PLC	(6,589,650)	01/04/27	(0.26)%	1D ESTR	Monthly	(177,224)
Randstad NV	Morgan Stanley & Co. International PLC	(5,357,310)	01/06/27	(0.26)%	1D ESTR	Monthly	(144,081)
Randstad NV	SG Americas Securities LLC	(11,468,200)	12/08/27	(0.26)%	1D ESTR	Monthly	398,927
Randstad NV	UBS AG	(2,652,807)	01/03/31	0.00%	1D ESTR	Monthly	(183,705)
Rational AG	Barclays Bank PLC	(1,189,864)	02/26/27	(0.26)%	1D ESTR	Monthly	711
Raymond James Financial, Inc.	UBS AG	(11,529,704)	04/18/28	0.00%	1D OBFR01	Monthly	382,419
RB Global, Inc.	Bank of America N.A.	(489,305)	02/15/28	(0.05)%	1D OBFR01	Monthly	10,494
RB Global, Inc.	BNP Paribas SA	(3,446,357)	01/24/28	(0.20)%	CABROVER	Monthly	14,401
RB Global, Inc.	BNP Paribas SA	(491,679)	01/28/28	(0.15)%	1D OBFR01	Monthly	8,212
RB Global, Inc.	Goldman Sachs Bank USA	(2,924,855)	08/18/26	(0.15)%	1D CORRA	Monthly	12,999
RB Global, Inc.	Morgan Stanley & Co. International PLC	(52,674,914)	01/04/27	(0.20)%	CABROVER	Monthly	1,993,672
RB Global, Inc.	Morgan Stanley & Co. International PLC	(39,057,351)	01/06/27	(0.20)%	CABROVER	Monthly	1,478,266
RB Global, Inc.	SG Americas Securities LLC	(5,596,557)	12/08/27	(0.20)%	CABROVER	Monthly	(189,809)
RB Global, Inc.	UBS AG	(112)	04/18/28	0.00%	1D OBFR01	Monthly	(2)
Realty Income Corp.	SG Americas Securities LLC	(41,296,541)	12/08/27	(0.15)%	1D OBFR01	Monthly	(2,033,300)
Recruit Holdings Co. Ltd.	Bank of America N.A.	(1,325,851)	03/15/28	(0.15)%	1D P TONA	Monthly	24,809
Recruit Holdings Co. Ltd.	Barclays Bank PLC	(1,169,738)	05/12/27	(0.15)%	1D P TONA	Monthly	47,787

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Recruit Holdings Co. Ltd.	Barclays Bank PLC	$ (2,388,902)	09/09/27	(0.15)%	1D P TONA	Monthly	$ 97,594
Red Cat Holdings, Inc.	BNP Paribas SA	(453,348)	01/28/28	(1.79)%	1D OBFR01	Monthly	61,254
Reddit, Inc., Class A	Bank of America N.A.	(471,760)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7)
Reddit, Inc., Class A	Morgan Stanley & Co. International PLC	(1,187,271)	01/06/27	(0.15)%	1D FEDL01	Monthly	145,671
Redwire Corp.	Barclays Bank PLC	(2,727,606)	12/23/26	(1.50)%	1D OBFR01	Monthly	52,366
Redwire Corp.	Barclays Bank PLC	(650,658)	02/16/27	(1.50)%	1D OBFR01	Monthly	12,492
Redwood Trust, Inc.	Bank of America N.A.	(828,733)	02/15/28	(0.15)%	1D OBFR01	Monthly	45,723
Redwood Trust, Inc.	UBS AG	(125,205)	04/21/28	0.00%	1D OBFR01	Monthly	6,908
Reece Ltd.	Barclays Bank PLC	(115,005)	05/12/27	(1.53)%	1D AONIA	Monthly	(6,352)
Reece Ltd.	UBS AG	(116,979)	04/03/28	0.00%	1D AONIA	Monthly	(6,221)
Regency Centers Corp.	Bank of America N.A.	(2,103,744)	02/15/28	(0.15)%	1D OBFR01	Monthly	(45,192)
Regency Centers Corp.	Barclays Bank PLC	(6,655,460)	02/16/27	(0.15)%	1D OBFR01	Monthly	(189,292)
Regions Financial Corp.	BNP Paribas SA	(75,435)	01/28/28	(0.15)%	1D OBFR01	Monthly	53
Regions Financial Corp.	Morgan Stanley & Co. International PLC	(3,882,804)	01/06/27	(0.15)%	1D FEDL01	Monthly	(35,547)
Regions Financial Corp.	UBS AG	(365,217)	01/14/31	0.00%	1D OBFR01	Monthly	1,899
Reinsurance Group of America, Inc.	Morgan Stanley & Co. International PLC	(1,310,436)	01/06/27	(0.15)%	1D FEDL01	Monthly	(45,758)
Reliance Worldwide Corp. Ltd.	Barclays Bank PLC	(895,448)	05/12/27	(0.25)%	1D AONIA	Monthly	1,990
Reliance Worldwide Corp. Ltd.	BNP Paribas SA	(2,663,477)	03/22/27	(0.25)%	1D AONIA	Monthly	203,264
Relo Group, Inc.	Barclays Bank PLC	(12,982,540)	05/12/27	(0.17)%	1D P TONA	Monthly	306,316
RELX PLC	UBS AG	(433,875)	09/03/29	0.00%	1D SONIA	Monthly	439
Remitly Global, Inc.	BNP Paribas SA	(1,645,798)	01/28/28	0.00%	1D OBFR01	Monthly	57,547
Renasant Corp.	SG Americas Securities LLC	(11,213,122)	12/08/27	(0.14)%	1D OBFR01	Monthly	(374,897)
Renault SA	Barclays Bank PLC	(11,726,333)	12/10/26	0.00%	1D ESTR	Monthly	178,389
Renault SA	UBS AG	(2,124,063)	04/18/28	0.00%	1D ESTR	Monthly	62,286
Renesas Electronics Corp.	Barclays Bank PLC	(11,420,072)	05/12/27	(0.15)%	1D P TONA	Monthly	(270,947)
Renesas Electronics Corp.	Barclays Bank PLC	(8,105,100)	09/09/27	(0.15)%	1D P TONA	Monthly	(249,190)
Renesas Electronics Corp.	Citibank N.A.	(2,304,879)	02/26/26	(0.15)%	1D P TONA	Monthly	(39,310)
Renew Holdings PLC	Bank of America N.A.	(180,287)	02/15/28	(0.25)%	1D SONIA	Monthly	(4,743)
Renew Holdings PLC	Morgan Stanley & Co. International PLC	(543,697)	01/04/27	(0.25)%	1D SONIA	Monthly	(9,457)
Renew Holdings PLC	SG Americas Securities LLC	(769,880)	12/08/27	(0.25)%	1D SONIA	Monthly	(21,989)
Rengo Co. Ltd.	Bank of America N.A.	(4,383,673)	02/15/28	0.00%	1D P TONA	Monthly	(262,075)
Rengo Co. Ltd.	Barclays Bank PLC	(15,251,788)	05/12/27	(0.20)%	1D P TONA	Monthly	(564,146)
Renishaw PLC	SG Americas Securities LLC	(5,501,613)	12/08/27	(0.04)%	1D SONIA	Monthly	(233,951)
Renk Group AG	Barclays Bank PLC	(162,624)	08/17/26	(0.26)%	1D ESTR	Monthly	9,009
Renk Group AG	Barclays Bank PLC	(669,853)	12/10/26	(0.26)%	1D ESTR	Monthly	37,108
RENOVA, Inc.	Barclays Bank PLC	(2,217,940)	05/12/27	(0.44)%	1D P TONA	Monthly	97,799
RENOVA, Inc.	BNP Paribas SA	(96,637)	03/24/27	(0.25)%	1D TONA	Monthly	4,516
RENOVA, Inc.	UBS AG	(391,710)	04/03/28	0.00%	1D P TONA	Monthly	18,304
Rentokil Initial PLC	BNP Paribas SA	(3,288,427)	08/17/26	(0.25)%	1D SONIA	Monthly	66,078
Rentokil Initial PLC	BNP Paribas SA	(588,107)	01/19/28	(0.25)%	1D SONIA	Monthly	30,822
Rentokil Initial PLC	Citibank N.A.	(40,970,498)	07/06/26	(0.15)%	1D SONIA	Monthly	2,148,371
Rentokil Initial PLC	Goldman Sachs Bank USA	(8,689,616)	08/19/26	0.10%	1D SONIA	Monthly	174,611
Rentokil Initial PLC	Goldman Sachs Bank USA	(6,061,056)	08/19/26	0.10%	1D SONIA	Monthly	121,792
Rentokil Initial PLC	UBS AG	(32,961,863)	04/18/28	0.00%	1D SONIA	Monthly	662,342
Rentokil Initial PLC	UBS AG	(630,033)	01/20/31	0.00%	1D SONIA	Monthly	16,154
Repligen Corp.	BNP Paribas SA	(9,831,560)	04/16/26	(0.15)%	1D OBFR01	Monthly	749,118
Resideo Technologies, Inc.	Barclays Bank PLC	(7,224,860)	12/23/26	(0.15)%	1D OBFR01	Monthly	538,644
Resideo Technologies, Inc.	SG Americas Securities LLC	(8,056,908)	12/08/27	(0.15)%	1D OBFR01	Monthly	562,019
ResMed, Inc.	Bank of America N.A.	(455,035)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,701
ResMed, Inc.	UBS AG	(392,369)	01/22/31	0.00%	1D OBFR01	Monthly	(4)
Resolute Holdings Management, Inc.	Morgan Stanley & Co. International PLC	(237,088)	01/04/27	(0.34)%	1D FEDL01	Monthly	290
Resona Holdings, Inc.	Barclays Bank PLC	(340,303)	05/12/27	(0.15)%	1D P TONA	Monthly	(2,505)
Resona Holdings, Inc.	BNP Paribas SA	(334,144)	01/21/28	(0.25)%	1D TONA	Monthly	(5,166)
Resonac Holdings Corp.	Bank of America N.A.	(6,774,386)	02/15/28	(0.15)%	1D P TONA	Monthly	(1,762,632)
Resonac Holdings Corp.	Bank of America N.A.	(2,820,357)	03/15/28	(0.15)%	1D P TONA	Monthly	(733,830)
Resonac Holdings Corp.	Barclays Bank PLC	(1,394,753)	05/12/27	(0.15)%	1D P TONA	Monthly	(115,196)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Resonac Holdings Corp.	Barclays Bank PLC	$ (2,993,355)	09/09/27	(0.15)%	1D P TONA	Monthly	$ (247,227)
Restaurant Brands International, Inc.	SG Americas Securities LLC	(494,654)	12/08/27	0.00%	CABROVER	Monthly	(1,277)
Revolve Group, Inc.	Bank of America N.A.	(445,660)	02/15/28	(0.15)%	1D OBFR01	Monthly	35,307
Revolve Group, Inc.	Barclays Bank PLC	(98,277)	02/16/27	(0.15)%	1D OBFR01	Monthly	7,668
Revvity, Inc.	Bank of America N.A.	(483,129)	02/15/28	(0.15)%	1D OBFR01	Monthly	32,044
Revvity, Inc.	Barclays Bank PLC	(505,185)	02/16/27	(0.15)%	1D OBFR01	Monthly	11,560
Revvity, Inc.	BNP Paribas SA	(85,690)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,852
Rexel SA	Barclays Bank PLC	(36,315,062)	08/17/26	0.10%	1D ESTR	Monthly	(74,976)
Rexel SA	Barclays Bank PLC	(39,755,985)	12/10/26	0.10%	1D ESTR	Monthly	(82,168)
Rexel SA	Citibank N.A.	(11,408,008)	07/06/26	(0.09)%	1D ESTR	Monthly	(23,578)
Rexford Industrial Realty, Inc.	SG Americas Securities LLC	(21,582,349)	12/08/27	(0.15)%	1D OBFR01	Monthly	(90,907)
Reynolds Consumer Products, Inc.	SG Americas Securities LLC	(17,633,461)	12/08/27	(0.15)%	1D OBFR01	Monthly	262,403
RH	Bank of America N.A.	(1,029,229)	02/15/28	(0.15)%	1D OBFR01	Monthly	136,880
RH	Barclays Bank PLC	(100,258)	02/16/27	(0.15)%	1D OBFR01	Monthly	13,966
RH	BNP Paribas SA	(263,640)	04/16/26	(0.15)%	1D OBFR01	Monthly	35,980
RH	UBS AG	(654,286)	01/14/31	0.00%	1D OBFR01	Monthly	19,223
Rheinmetall AG	UBS AG	(44,934,644)	04/18/28	0.00%	1D ESTR	Monthly	2,958,181
Rhythm Pharmaceuticals, Inc.	Barclays Bank PLC	(4,281,629)	12/23/26	(0.15)%	1D OBFR01	Monthly	230,756
Rhythm Pharmaceuticals, Inc.	BNP Paribas SA	(573,466)	04/16/26	(0.15)%	1D OBFR01	Monthly	19,141
Rhythm Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	(1,471,854)	01/06/27	(0.15)%	1D FEDL01	Monthly	79,325
Rhythm Pharmaceuticals, Inc.	SG Americas Securities LLC	(2,260,682)	12/08/27	(0.15)%	1D OBFR01	Monthly	(117,372)
Richtech Robotics, Inc., Class B	Citibank N.A.	(1,020,059)	06/25/26	(0.63)%	1D OBFR01	Monthly	184,404
Ricoh Co. Ltd.	Bank of America N.A.	(75,596)	03/15/28	(0.25)%	1D P TONA	Monthly	(1,388)
Ricoh Co. Ltd.	Barclays Bank PLC	(137,264)	01/26/27	0.00%	1D P TONA	Monthly	(775)
Rigaku Holdings Corp.	Bank of America N.A.	(1,539,517)	02/15/28	(0.25)%	1D P TONA	Monthly	53,310
Rigaku Holdings Corp.	Barclays Bank PLC	(18,479,148)	05/12/27	(0.20)%	1D P TONA	Monthly	1,571,693
Rigaku Holdings Corp.	Morgan Stanley & Co. International PLC	(1,077,218)	01/06/27	(0.25)%	1D P TONA	Monthly	91,620
Rightmove PLC	UBS AG	(171,110)	01/20/31	0.00%	1D SONIA	Monthly	(143)
Riken Keiki Co. Ltd.	Bank of America N.A.	(293,099)	02/15/28	(0.25)%	1D P TONA	Monthly	4,781
Riken Keiki Co. Ltd.	Barclays Bank PLC	(2,407,857)	05/12/27	(0.20)%	1D P TONA	Monthly	84,229
Riken Keiki Co. Ltd.	Goldman Sachs Bank USA	(349,548)	08/19/26	(0.25)%	1D P TONA	Monthly	5,702
Riken Keiki Co. Ltd.	UBS AG	(49,935)	04/03/28	0.00%	1D P TONA	Monthly	815
Riley Exploration Permian, Inc.	Bank of America N.A.	(214,310)	02/15/28	(0.15)%	1D OBFR01	Monthly	(76)
Riley Exploration Permian, Inc.	UBS AG	(715,328)	04/21/28	0.00%	1D OBFR01	Monthly	(255)
RingCentral, Inc., Class A	Bank of America N.A.	(865,058)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,868
RingCentral, Inc., Class A	Barclays Bank PLC	(524,881)	02/16/27	(0.15)%	1D OBFR01	Monthly	21,722
Ringkjoebing Landbobank A/S	BNP Paribas SA	(115,805)	06/17/26	(0.25)%	DESTR	Monthly	(1,668)
Rio Tinto PLC	SG Americas Securities LLC	(34,413,494)	12/08/27	0.10%	1D SONIA	Monthly	(2,630,552)
Rivian Automotive, Inc., Class A	Barclays Bank PLC	(417,678)	02/16/27	(0.15)%	1D OBFR01	Monthly	40,181
Rivian Automotive, Inc., Class A	Morgan Stanley & Co. International PLC	(558,862)	01/06/27	(0.15)%	1D FEDL01	Monthly	53,763
Robinhood Markets, Inc., Class A	UBS AG	(19,587,786)	04/18/28	0.00%	1D OBFR01	Monthly	1,922,327
Robinhood Markets, Inc., Class A	UBS AG	(427,763)	01/22/31	0.00%	1D OBFR01	Monthly	27,256
ROBLOX Corp.	Bank of America N.A.	(919,290)	02/15/28	(0.15)%	1D OBFR01	Monthly	(35)
Roche Holding AG	Citibank N.A.	(16,819,630)	07/06/26	(0.06)%	SSARON	Monthly	(175,807)
Roche Holding AG	SG Americas Securities LLC	(26,468,854)	12/08/27	(0.01)%	SSARON	Monthly	(946,485)
Rocket Cos, Inc., Class A	SG Americas Securities LLC	(7,087,724)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,104,537
Rocket Lab Corp.	Bank of America N.A.	(1,333,688)	02/15/28	(0.15)%	1D OBFR01	Monthly	118,305
Rocket Lab Corp.	Barclays Bank PLC	(31,497)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,832
Rocket Lab Corp.	BNP Paribas SA	(562,362)	01/28/28	(0.15)%	1D OBFR01	Monthly	44,789
Rocket Lab Corp.	Morgan Stanley & Co. International PLC	(9,695,836)	01/06/27	(0.15)%	1D FEDL01	Monthly	871,722
Rocket Lab Corp.	SG Americas Securities LLC	(995,465)	12/08/27	(0.15)%	1D OBFR01	Monthly	36,066
Rocket Lab Corp.	UBS AG	(369,716)	01/14/31	0.00%	1D OBFR01	Monthly	53,119
ROCKWOOL A/S	Bank of America N.A.	(1,998,114)	02/15/28	(0.26)%	1W CIBOR	Monthly	(30,314)
ROCKWOOL A/S	BNP Paribas SA	(1,254,381)	01/14/28	(0.25)%	DESTR	Monthly	(5,611)
ROCKWOOL A/S	Citibank N.A.	(848,404)	07/17/26	(0.26)%	DESTR	Monthly	2,534
ROCKWOOL A/S	Morgan Stanley & Co. International PLC	(124,273)	01/06/27	(0.26)%	DESTR	Monthly	371

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
ROCKWOOL A/S, Class B	BNP Paribas SA	$ (14,366,125)	08/17/26	(0.25)%	DESTR	Monthly	$ (120,619)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	(6,619,406)	01/06/27	(0.20)%	CABROVER	Monthly	(88,433)
Rogers Communications, Inc., Class B	SG Americas Securities LLC	(1,094,560)	12/08/27	(0.20)%	CABROVER	Monthly	(23,470)
Rogers Sugar, Inc.	Bank of America N.A.	(350,698)	02/15/28	(1.89)%	CABROVER	Monthly	567
Rogers Sugar, Inc.	BNP Paribas SA	(435,738)	05/18/26	(0.20)%	CABROVER	Monthly	705
Rogers Sugar, Inc.	Citibank N.A.	(305,589)	02/24/28	(1.06)%	1D CORRA	Monthly	(2,497)
Rogers Sugar, Inc.	SG Americas Securities LLC	(100,313)	12/08/27	(1.00)%	CABROVER	Monthly	(2,329)
Roku, Inc.	BNP Paribas SA	(273,006)	01/24/28	(0.10)%	1D OBFR01	Monthly	13,681
Rollins, Inc.	Bank of America N.A.	(2,688,417)	02/15/28	(0.15)%	1D OBFR01	Monthly	(50,594)
Rollins, Inc.	Bank of America N.A.	(561,550)	02/15/28	(0.15)%	1D OBFR01	Monthly	(22)
Rollins, Inc.	BNP Paribas SA	(8,518,596)	04/16/26	(0.15)%	1D OBFR01	Monthly	(160,315)
Root, Inc., Class A	SG Americas Securities LLC	(2,381,776)	12/08/27	(0.15)%	1D OBFR01	Monthly	431,081
Roper Technologies, Inc.	UBS AG	(30,679,889)	04/18/28	0.00%	1D OBFR01	Monthly	2,933,045
Rorze Corp.	Barclays Bank PLC	(107,825)	01/26/27	(0.20)%	1D P TONA	Monthly	8,260
Rorze Corp.	Barclays Bank PLC	(440,661)	09/09/27	0.00%	1D P TONA	Monthly	8,507
Rorze Corp.	Citibank N.A.	(844,933)	02/26/26	(0.15)%	1D P TONA	Monthly	44,176
Rorze Corp.	SG Americas Securities LLC	(447,530)	12/08/27	(0.25)%	1D P TONA	Monthly	40,796
Ross Stores, Inc.	Morgan Stanley & Co. International PLC	(5,163,939)	01/06/27	(0.15)%	1D FEDL01	Monthly	(2,807)
Royal Bank of Canada	Barclays Bank PLC	(37,292,794)	12/23/26	(0.20)%	CABROVER	Monthly	973,970
Royal Caribbean Cruises Ltd.	Barclays Bank PLC	(3,846,073)	12/23/26	(0.15)%	1D OBFR01	Monthly	(526,638)
Royal Caribbean Cruises Ltd.	Barclays Bank PLC	(426,239)	02/16/27	(0.15)%	1D OBFR01	Monthly	(45,802)
Royal Caribbean Cruises Ltd.	Barclays Bank PLC	(2,944,789)	02/23/27	(0.15)%	1D OBFR01	Monthly	(403,327)
Royal Caribbean Cruises Ltd.	BNP Paribas SA	(577,785)	01/28/28	(0.15)%	1D OBFR01	Monthly	35,619
Royal Caribbean Cruises Ltd.	SG Americas Securities LLC	(24,113,283)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,610,035)
Royal Gold, Inc.	UBS AG	(7,556,907)	04/18/28	0.00%	1D OBFR01	Monthly	49,413
Royal Unibrew A/S	Bank of America N.A.	(6,277,562)	02/15/28	(0.26)%	1W CIBOR	Monthly	14,929
Royal Unibrew A/S	BNP Paribas SA	(1,529,160)	06/17/26	(0.25)%	DESTR	Monthly	3,636
RPM International, Inc.	Barclays Bank PLC	(530,900)	02/16/27	(0.15)%	1D OBFR01	Monthly	21,343
RPM International, Inc.	BNP Paribas SA	(669,730)	01/28/28	(0.10)%	1D OBFR01	Monthly	(696)
RPM International, Inc.	UBS AG	(566,099)	01/14/31	0.00%	1D OBFR01	Monthly	26,914
RS Group PLC	SG Americas Securities LLC	(7,262,829)	12/08/27	(0.06)%	1D SONIA	Monthly	(343,389)
RTL Group SA	Barclays Bank PLC	(590,408)	12/10/26	(0.26)%	1D ESTR	Monthly	285
RTL Group SA	UBS AG	(543,841)	04/24/28	0.00%	1D ESTR	Monthly	(13,365)
Rubrik, Inc., Class A	Bank of America N.A.	(409,104)	02/15/28	(0.15)%	1D OBFR01	Monthly	41,456
Rush Enterprises, Inc., Class A	Morgan Stanley & Co. International PLC	(15,589,084)	01/04/27	(0.15)%	1D FEDL01	Monthly	198,890
Rush Street Interactive, Inc.	Bank of America N.A.	(1,330,348)	02/15/28	(0.15)%	1D OBFR01	Monthly	44,167
Rush Street Interactive, Inc.	Barclays Bank PLC	(25,610)	02/16/27	(0.15)%	1D OBFR01	Monthly	130
RWE AG	SG Americas Securities LLC	(7,416,443)	12/08/27	0.10%	1D ESTR	Monthly	(869,858)
RWE AG	SG Americas Securities LLC	(6,832,608)	12/08/27	0.10%	1D ESTR	Monthly	(801,381)
RWE AG	UBS AG	(6,108,471)	09/03/29	0.00%	1D ESTR	Monthly	(338,631)
Ryan Specialty Holdings, Inc., Class A	Barclays Bank PLC	(9,629,928)	12/23/26	(0.15)%	1D OBFR01	Monthly	405,068
Ryan Specialty Holdings, Inc., Class A	SG Americas Securities LLC	(17,681,863)	12/08/27	(0.15)%	1D OBFR01	Monthly	706,712
Ryanair Holdings PLC	Bank of America N.A.	(832,413)	02/15/28	(0.26)%	1D ESTR	Monthly	9,418
Ryanair Holdings PLC	Barclays Bank PLC	(431,428)	02/26/27	(0.26)%	1D ESTR	Monthly	11,395
Ryanair Holdings PLC	BNP Paribas SA	(11,657,320)	08/17/26	(0.26)%	1D ESTR	Monthly	126,974
Ryanair Holdings PLC	JPMorgan Chase Bank N.A.	(1,779,236)	02/10/26	(0.26)%	1D ESTR	Monthly	55,253
Ryanair Holdings PLC	UBS AG	(1,963,958)	04/18/28	0.00%	1D ESTR	Monthly	(20,101)
Ryanair Holdings PLC	UBS AG	(1,914,636)	09/03/29	0.00%	1D ESTR	Monthly	14,610
Ryanair Holdings PLC	UBS AG	(2,760,444)	01/20/31	0.00%	1D ESTR	Monthly	72,991
Ryman Hospitality Properties, Inc.	Bank of America N.A.	(11,741,758)	02/15/28	(0.15)%	1D OBFR01	Monthly	—
Ryman Hospitality Properties, Inc.	Bank of America N.A.	(4,586,773)	02/15/28	(0.15)%	1D OBFR01	Monthly	80,284
Ryman Hospitality Properties, Inc.	Morgan Stanley & Co. International PLC	(11,910,816)	01/06/27	(0.15)%	1D FEDL01	Monthly	208,832
Ryohin Keikaku Co., Ltd.	Barclays Bank PLC	(3,286,291)	01/26/27	(0.20)%	1D P TONA	Monthly	(38,506)
Ryohin Keikaku Co., Ltd.	Barclays Bank PLC	(473,210)	05/12/27	(0.20)%	1D P TONA	Monthly	(3,471)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ryohin Keikaku Co., Ltd.	Citibank N.A.	$ (981,464)	02/26/26	(0.15)%	1D P TONA	Monthly	$ (5,804)
Ryoyo Ryosan Holdings, Inc.	SG Americas Securities LLC	(510,580)	12/08/27	(0.25)%	1D P TONA	Monthly	(1,324)
Saab AB, Class B	Morgan Stanley & Co. International PLC	(753,665)	01/08/27	(0.26)%	1D STIBOR	Monthly	7,298
Saab AB, Class B	UBS AG	(321,232)	09/03/29	0.00%	TN STIBOR	Monthly	(847)
Sable Offshore Corp.	UBS AG	(326,574)	01/14/31	0.00%	1D OBFR01	Monthly	52,466
Sable Offshore Corp., Class A	Barclays Bank PLC	(828,184)	12/23/26	(0.88)%	1D OBFR01	Monthly	181,666
Sable Offshore Corp., Class A	BNP Paribas SA	(976,831)	04/16/26	(0.93)%	1D OBFR01	Monthly	160,275
Sable Offshore Corp., Class A	SG Americas Securities LLC	(2,593,413)	12/08/27	(0.15)%	1D OBFR01	Monthly	(97,288)
Sable Offshore Corp., Class A	UBS AG	(1,105,103)	04/21/28	0.00%	1D OBFR01	Monthly	181,321
Saga PLC	SG Americas Securities LLC	(116,430)	12/08/27	(0.25)%	1D SONIA	Monthly	(31,564)
Sagax AB, Class B	BNP Paribas SA	(220,174)	11/16/27	(0.25)%	1D STIBOR	Monthly	3,940
Sagax AB, Class B	SG Americas Securities LLC	(10,049,802)	12/08/27	(0.26)%	1D STIBOR	Monthly	90,224
Sagax AB, Class B	UBS AG	(5,115,218)	04/18/28	0.00%	TN STIBOR	Monthly	91,547
Sage Group PLC	Barclays Bank PLC	(5,400,743)	12/10/26	(0.25)%	1D SONIA	Monthly	338,982
Saia, Inc.	BNP Paribas SA	(1,683,585)	04/16/26	(0.15)%	1D OBFR01	Monthly	68,507
Salmar ASA	UBS AG	(1,450,781)	09/03/29	0.00%	NOWA	Monthly	14,537
Samsara, Inc., Class A	Bank of America N.A.	(309,945)	02/15/28	(0.15)%	1D OBFR01	Monthly	36,542
Samsara, Inc., Class A	Barclays Bank PLC	(70,384)	02/16/27	(0.15)%	1D OBFR01	Monthly	8,842
Samsara, Inc., Class A	UBS AG	(2,917,644)	01/22/31	0.00%	1D OBFR01	Monthly	366,524
Sandisk Corp.	Bank of America N.A.	(2,096,041)	02/15/28	(0.15)%	1D OBFR01	Monthly	(323,057)
Sandoz Group AG	Barclays Bank PLC	(34,212,695)	11/09/26	(0.26)%	SSARON	Monthly	525,004
Sandoz Group AG	UBS AG	(22,039,576)	04/18/28	0.00%	SSARON	Monthly	(132,325)
Sandoz Group AG	UBS AG	(5,277,888)	01/20/31	0.00%	SSARON	Monthly	80,991
Sangetsu Corp.	Bank of America N.A.	(1,331,507)	02/15/28	0.00%	1D P TONA	Monthly	8,645
Sangetsu Corp.	Barclays Bank PLC	(1,622,900)	05/12/27	(0.15)%	1D P TONA	Monthly	30,566
Sangetsu Corp.	BNP Paribas SA	(49,315)	03/24/27	(0.05)%	1D TONA	Monthly	320
Sangetsu Corp.	Morgan Stanley & Co. International PLC	(359,951)	01/06/27	(0.25)%	1D P TONA	Monthly	6,779
Sanken Electric Co Ltd.	Bank of America N.A.	(901,412)	02/15/28	0.00%	1D P TONA	Monthly	(64,872)
Sanken Electric Co Ltd.	Barclays Bank PLC	(4,368,668)	05/12/27	(0.20)%	1D P TONA	Monthly	(283,638)
Sankyo Co. Ltd.	Barclays Bank PLC	(417,682)	05/12/27	(0.15)%	1D P TONA	Monthly	4,719
Sanlorenzo SpA	Bank of America N.A.	(230,437)	02/15/28	(0.26)%	1D ESTR	Monthly	2,992
Sanlorenzo SpA	BNP Paribas SA	(830,752)	03/17/27	(0.26)%	1D ESTR	Monthly	10,788
Sanmina Corp.	Barclays Bank PLC	(1,249,107)	12/23/26	(0.15)%	1D OBFR01	Monthly	60,553
Sanmina Corp.	Barclays Bank PLC	(482,867)	02/23/27	(0.15)%	1D OBFR01	Monthly	101,748
Sanofi SA	Barclays Bank PLC	(1,029,103)	02/26/27	(0.26)%	1D ESTR	Monthly	(16,852)
Sanrio Co., Ltd.	Barclays Bank PLC	(5,192,397)	05/12/27	(0.20)%	1D P TONA	Monthly	(262,050)
Sanrio Co., Ltd.	Citibank N.A.	(2,876,231)	02/26/26	(0.25)%	1D P TONA	Monthly	(137,173)
Sanrio Co., Ltd.	UBS AG	(238,875)	01/06/31	0.00%	1D P TONA	Monthly	(14,820)
Sansan, Inc.	Bank of America N.A.	(1,154,241)	02/15/28	0.00%	1D P TONA	Monthly	280,648
Sansan, Inc.	Barclays Bank PLC	(1,239,940)	05/12/27	(0.15)%	1D P TONA	Monthly	131,520
Santec Holdings Corp.	Morgan Stanley & Co. International PLC	(171,698)	01/06/27	(1.13)%	1D P TONA	Monthly	(3,443)
Sanyo Denki Co. Ltd.	Barclays Bank PLC	(2,306,985)	05/12/27	(0.20)%	1D P TONA	Monthly	110,268
Sapporo Holdings Ltd.	Barclays Bank PLC	(7,430,871)	05/12/27	(0.20)%	1D P TONA	Monthly	87,915
Saputo, Inc.	Barclays Bank PLC	(23,349,133)	10/23/26	(0.20)%	CABROVER	Monthly	42,579
Saputo, Inc.	Morgan Stanley & Co. International PLC	(8,209,902)	01/06/27	(0.20)%	CABROVER	Monthly	11,974
Sartorius Stedim Biotech	Goldman Sachs Bank USA	(1,939,780)	08/19/26	(0.18)%	1D ESTR	Monthly	218,854
Sartorius Stedim Biotech	Goldman Sachs Bank USA	(2,362,950)	08/19/26	(0.18)%	1D ESTR	Monthly	266,598
Sartorius Stedim Biotech	Morgan Stanley & Co. International PLC	(7,516,584)	01/04/27	(0.26)%	1D ESTR	Monthly	755,789
Sartorius Stedim Biotech	Morgan Stanley & Co. International PLC	(1,782,127)	01/06/27	(0.26)%	1D ESTR	Monthly	179,192
Sartorius Stedim Biotech	UBS AG	(15,871,890)	04/18/28	0.00%	1D ESTR	Monthly	1,790,735
Sartorius Stedim Biotech	UBS AG	(24,709,035)	09/03/29	0.00%	1D ESTR	Monthly	2,784,160
Sartorius Stedim Biotech	UBS AG	(2,437,039)	01/20/31	0.00%	1D ESTR	Monthly	245,043
SATS Ltd.	BNP Paribas SA	(19,207)	03/22/27	(0.30)%	SORA	Monthly	141
SATS Ltd.	SG Americas Securities LLC	(93,334)	12/08/27	(0.30)%	SORA	Monthly	683

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Saul Centers, Inc.	Morgan Stanley & Co. International PLC	$ (200,657)	01/04/27	(0.15)%	1D FEDL01	Monthly	$ (1,273)
SBA Communications Corp., Class A	Barclays Bank PLC	(598,882)	02/16/27	(0.15)%	1D OBFR01	Monthly	7,521
SBA Communications Corp., Class A	BNP Paribas SA	(125,177)	01/28/28	(0.15)%	1D OBFR01	Monthly	5,138
SBA Communications Corp., Class A	UBS AG	(32,830)	01/14/31	0.00%	1D OBFR01	Monthly	1,347
SBI Holdings, Inc.	Barclays Bank PLC	(382,319)	05/12/27	0.00%	1D P TONA	Monthly	143
SBI Holdings, Inc.	Barclays Bank PLC	(9,320,587)	09/09/27	(0.20)%	1D P TONA	Monthly	105,377
SBI Holdings, Inc.	Morgan Stanley & Co. International PLC	(364,466)	01/07/27	(0.25)%	1D P TONA	Monthly	2,642
SBM Offshore NV	SG Americas Securities LLC	(2,177,552)	12/08/27	0.10%	1D ESTR	Monthly	(440,997)
Scandic Hotels Group AB	Barclays Bank PLC	(4,446,979)	01/18/27	(0.26)%	1D STIBOR	Monthly	44,004
Scandic Hotels Group AB	BNP Paribas SA	(2,286,674)	11/17/27	(0.25)%	1D STIBOR	Monthly	56,123
Scandinavian Tobacco Group A/S, Class A	Bank of America N.A.	(796,713)	02/15/28	(0.26)%	1W CIBOR	Monthly	(3,137)
Scandinavian Tobacco Group A/S, Class A	Barclays Bank PLC	(1,631,445)	02/19/27	(0.26)%	DESTR	Monthly	(28,533)
Scandinavian Tobacco Group A/S, Class A	BNP Paribas SA	(1,633,578)	06/17/26	(0.25)%	DESTR	Monthly	(6,431)
Scatec ASA	BNP Paribas SA	(3,892,654)	03/17/27	(0.25)%	NOWA	Monthly	(11,895)
Scatec ASA	SG Americas Securities LLC	(1,208,993)	12/08/27	(0.28)%	NOWA	Monthly	(90,962)
Scentre Group	BNP Paribas SA	(22,081,193)	09/07/26	(0.25)%	1D AONIA	Monthly	479,066
Schindler Holding AG	Bank of America N.A.	(359,982)	02/15/28	(0.26)%	SSARON	Monthly	(9)
Schindler Holding AG	Barclays Bank PLC	(56,938)	02/26/27	(0.26)%	SSARON	Monthly	(68)
Schneider Electric SE	JPMorgan Chase Bank N.A.	(12,772,022)	02/10/26	0.00%	1D ESTR	Monthly	(407,088)
Schneider National, Inc., Class B	SG Americas Securities LLC	(781,374)	12/08/27	(0.15)%	1D OBFR01	Monthly	73,844
SCOR SE	Barclays Bank PLC	(4,814,044)	08/17/26	(0.26)%	1D ESTR	Monthly	(89,868)
SCOR SE	Morgan Stanley & Co. International PLC	(1,397,538)	01/06/27	(0.26)%	1D ESTR	Monthly	(31,898)
Scotts Miracle-Gro Co.	UBS AG	(4,919,028)	04/21/28	0.00%	1D OBFR01	Monthly	(28,545)
SCREEN Holdings Co. Ltd.	Citibank N.A.	(3,323,213)	02/26/26	(0.20)%	1D P TONA	Monthly	(700)
SCREEN Holdings Co. Ltd.	SG Americas Securities LLC	(14,952,830)	12/08/27	(0.10)%	1D P TONA	Monthly	(3,640,708)
SCREEN Holdings Co. Ltd.	SG Americas Securities LLC	(15,198,630)	12/08/27	(0.10)%	1D P TONA	Monthly	(3,700,555)
Seacoast Banking Corp. of Florida	SG Americas Securities LLC	(3,175,250)	12/08/27	(0.15)%	1D OBFR01	Monthly	22,126
Seadrill Ltd.	UBS AG	(1,103,478)	01/14/31	0.00%	1D OBFR01	Monthly	7,991
Seagate Technology Holdings PLC	Barclays Bank PLC	(7,859,426)	02/23/27	(0.15)%	1D OBFR01	Monthly	(1,198,223)
Seagate Technology Holdings PLC	Morgan Stanley & Co. International PLC	(1,401,121)	01/06/27	(0.15)%	1D FEDL01	Monthly	(86,540)
SEB SA	Morgan Stanley & Co. International PLC	(4,222,703)	01/04/27	(0.26)%	1D ESTR	Monthly	(98,804)
Sectra AB	SG Americas Securities LLC	(103,098)	12/08/27	(0.25)%	1D STIBOR	Monthly	6,970
Secure Waste Infrastructure Corp.	Morgan Stanley & Co. International PLC	(6,188,690)	01/04/27	(0.20)%	CABROVER	Monthly	(10,585)
Sega Sammy Holdings, Inc.	Bank of America N.A.	(2,422,530)	02/15/28	0.00%	1D P TONA	Monthly	24,306
Sega Sammy Holdings, Inc.	BNP Paribas SA	(12,675)	03/24/27	(0.25)%	1D TONA	Monthly	127
Sega Sammy Holdings, Inc.	BNP Paribas SA	(487,262)	01/21/28	0.00%	1D TONA	Monthly	(6,813)
Segro PLC	Citibank N.A.	(287,408)	06/25/26	(0.25)%	1D SONIA	Monthly	(12,439)
Segro PLC	Morgan Stanley & Co. International PLC	(9,439,723)	01/04/27	(0.25)%	1D SONIA	Monthly	(331,131)
Seibu Holdings, Inc.	Bank of America N.A.	(994,438)	02/15/28	0.00%	1D P TONA	Monthly	29,977
Seibu Holdings, Inc.	Barclays Bank PLC	(3,441,349)	09/09/27	(0.20)%	1D P TONA	Monthly	39,239
Seibu Holdings, Inc.	Citibank N.A.	(638,595)	02/26/26	(0.15)%	1D P TONA	Monthly	10,636
Seibu Holdings, Inc.	JPMorgan Chase Bank N.A.	(364,060)	02/10/26	(0.15)%	1D P TONA	Monthly	19,610
Seibu Holdings, Inc.	SG Americas Securities LLC	(15,060,793)	12/08/27	(0.11)%	1D P TONA	Monthly	556,785
Seibu Holdings, Inc.	SG Americas Securities LLC	(17,031,628)	12/08/27	(0.10)%	1D P TONA	Monthly	606,647
Seiko Epson Corp.	Barclays Bank PLC	(344,429)	01/26/27	(0.20)%	1D P TONA	Monthly	(6,860)
Seiko Epson Corp.	UBS AG	(182,154)	01/20/31	0.00%	1D P TONA	Monthly	719
Seiko Group Corp.	Barclays Bank PLC	(1,093,674)	05/12/27	(0.15)%	1D P TONA	Monthly	(20,321)
Seiren Co. Ltd.	Barclays Bank PLC	(582,602)	05/12/27	(0.15)%	1D P TONA	Monthly	15,728
Seiren Co. Ltd.	Citibank N.A.	(452,200)	02/26/26	(0.15)%	1D P TONA	Monthly	12,207
Sekisui Chemical Co., Ltd.	Barclays Bank PLC	(8,334,834)	01/26/27	(0.20)%	1D P TONA	Monthly	226,939
Sekisui Chemical Co., Ltd.	Barclays Bank PLC	(5,831,286)	05/12/27	(0.20)%	1D P TONA	Monthly	158,943
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sekisui Chemical Co., Ltd.	Citibank N.A.	$ (2,476,524)	02/26/26	(0.21)%	1D P TONA	Monthly	$ 67,502
Select Water Solutions, Inc.	BNP Paribas SA	(251,532)	01/28/28	(0.15)%	1D OBFR01	Monthly	(496)
Select Water Solutions, Inc., Class A	UBS AG	(2,117,200)	04/21/28	0.00%	1D OBFR01	Monthly	(33,804)
Selective Insurance Group, Inc.	Barclays Bank PLC	(418,792)	12/23/26	(0.15)%	1D OBFR01	Monthly	(10,100)
Selective Insurance Group, Inc.	Barclays Bank PLC	(302,785)	02/16/27	(0.15)%	1D OBFR01	Monthly	(7,302)
Selective Insurance Group, Inc.	UBS AG	(15,598)	01/14/31	0.00%	1D OBFR01	Monthly	(209)
Sembcorp Industries Ltd.	Bank of America N.A.	(7,224,325)	02/15/28	(0.30)%	SORA	Monthly	(57,767)
Sembcorp Industries Ltd.	Bank of America N.A.	(12,214,788)	02/15/28	(0.30)%	SORA	Monthly	(97,671)
Sembcorp Industries Ltd.	Bank of America N.A.	(3,128,802)	02/15/28	(0.55)%	SORA	Monthly	9,937
Sembcorp Industries Ltd.	Barclays Bank PLC	(13,935,006)	02/22/27	(0.30)%	SORA	Monthly	(134,955)
Sembcorp Industries Ltd.	Barclays Bank PLC	(8,789,101)	09/09/27	(0.30)%	SORA	Monthly	(85,119)
Sembcorp Industries Ltd.	BNP Paribas SA	(1,249,026)	09/07/26	(1.25)%	SORA	Monthly	(9,987)
Sembcorp Industries Ltd.	BNP Paribas SA	(2,226,403)	01/14/28	(1.25)%	SORA	Monthly	(13,949)
Sembcorp Industries Ltd.	Morgan Stanley & Co. International PLC	(5,696,397)	01/06/27	(0.39)%	SORA	Monthly	(55,167)
Sembcorp Industries Ltd.	Morgan Stanley & Co. International PLC	(5,316,731)	01/07/27	(0.34)%	SORA	Monthly	(51,490)
Sempra	SG Americas Securities LLC	(9,649,761)	12/08/27	(0.15)%	1D OBFR01	Monthly	111,811
Semtech Corp.	SG Americas Securities LLC	(240,358)	12/08/27	0.00%	1D OBFR01	Monthly	6,531
Senior PLC	Morgan Stanley & Co. International PLC	(1,352,300)	01/04/27	(0.25)%	1D SONIA	Monthly	18,834
Senior PLC	SG Americas Securities LLC	(881,145)	12/08/27	(0.25)%	1D SONIA	Monthly	(91,679)
Senko Group Holdings Co., Ltd.	Barclays Bank PLC	(9,683,114)	05/12/27	(0.20)%	1D P TONA	Monthly	646,012
Senko Group Holdings Co., Ltd.	Citibank N.A.	(422,259)	02/26/26	(0.15)%	1D P TONA	Monthly	28,637
Senko Group Holdings Co., Ltd.	Morgan Stanley & Co. International PLC	(5,991,802)	01/06/27	(0.25)%	1D P TONA	Monthly	406,362
Sensata Technologies Holding PLC	BNP Paribas SA	(961,506)	04/16/26	(0.15)%	1D OBFR01	Monthly	17,199
Sensient Technologies Corp.	Barclays Bank PLC	(5,980,572)	12/23/26	(0.15)%	1D OBFR01	Monthly	229,975
Serica Energy PLC	Bank of America N.A.	(286,818)	02/15/28	(0.25)%	1D SONIA	Monthly	(24,955)
Serica Energy PLC	SG Americas Securities LLC	(1,574,325)	12/08/27	(0.25)%	1D SONIA	Monthly	(313,813)
Service Corp. International	Morgan Stanley & Co. International PLC	(14,272,281)	01/06/27	(0.15)%	1D FEDL01	Monthly	100,435
Seven & i Holdings Co. Ltd.	Barclays Bank PLC	(12,173,293)	05/12/27	(0.20)%	1D P TONA	Monthly	15,106
Seven Bank Ltd.	Barclays Bank PLC	(2,246,812)	05/12/27	(0.20)%	1D P TONA	Monthly	(12,669)
Seven Bank Ltd.	BNP Paribas SA	(680,226)	03/24/27	(0.05)%	1D TONA	Monthly	18,628
Severn Trent PLC	BNP Paribas SA	(1,653,427)	08/17/26	(0.25)%	1D SONIA	Monthly	(68,239)
Severn Trent PLC	Morgan Stanley & Co. International PLC	(1,877,239)	01/27/27	(0.25)%	1D SONIA	Monthly	(69,878)
Sezzle, Inc.	BNP Paribas SA	(2,632,522)	04/16/26	(0.15)%	1D OBFR01	Monthly	232,627
Sezzle, Inc.	UBS AG	(1,138,223)	04/21/28	0.00%	1D OBFR01	Monthly	100,581
SFS Group AG	SG Americas Securities LLC	(4,669,178)	12/08/27	(0.26)%	SSARON	Monthly	12,527
SG Holdings Co. Ltd.	Bank of America N.A.	(2,720,401)	02/15/28	0.00%	1D P TONA	Monthly	7,284
SG Holdings Co. Ltd.	Barclays Bank PLC	(2,825,286)	01/20/27	(0.20)%	1D P TONA	Monthly	20,705
SG Holdings Co. Ltd.	BNP Paribas SA	(38,085,068)	09/09/26	(0.25)%	1D TONA	Monthly	109,131
SG Holdings Co. Ltd.	BNP Paribas SA	(24,265,433)	03/24/27	(0.25)%	1D TONA	Monthly	64,968
SG Holdings Co. Ltd.	BNP Paribas SA	(1,261,576)	01/26/28	(0.25)%	1D TONA	Monthly	7,073
SG Holdings Co. Ltd.	Goldman Sachs Bank USA	(401,592)	08/19/26	(0.25)%	1D P TONA	Monthly	1,075
SG Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	(1,187,881)	02/10/26	(0.15)%	1D P TONA	Monthly	(19,447)
SG Holdings Co. Ltd.	SG Americas Securities LLC	(533,315)	12/08/27	(0.25)%	1D P TONA	Monthly	(8,731)
SG Holdings Co. Ltd.	UBS AG	(332,086)	04/18/28	0.00%	1D P TONA	Monthly	889
SG Holdings Co. Ltd.	UBS AG	(1,267,429)	01/06/31	0.00%	1D P TONA	Monthly	(5,367)
SharkNinja, Inc.	BNP Paribas SA	(7,635,304)	04/16/26	(0.15)%	1D OBFR01	Monthly	482,313
Shell PLC	BNP Paribas SA	(2,000,475)	01/19/28	(0.25)%	1D SONIA	Monthly	(19,251)
Shell PLC	Morgan Stanley & Co. International PLC	(8,532,881)	01/27/27	(0.25)%	1D SONIA	Monthly	(285,024)
Shenandoah Telecommunications Co.	UBS AG	(1,929,719)	04/21/28	0.00%	1D OBFR01	Monthly	(39,822)
Sherwin-Williams Co.	Barclays Bank PLC	(11,253,324)	12/23/26	0.20%	1D OBFR01	Monthly	(160,764)
Sherwin-Williams Co.	Barclays Bank PLC	(3,719,021)	02/23/27	(0.15)%	1D OBFR01	Monthly	(42,646)
Shibaura Mechatronics Corp.	Bank of America N.A.	(2,047,105)	02/15/28	(0.15)%	1D P TONA	Monthly	87,247
Shibaura Mechatronics Corp.	Citibank N.A.	(610,054)	02/26/26	(0.15)%	1D P TONA	Monthly	97,476

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Shift4 Payments, Inc., Class A	Morgan Stanley & Co. International PLC	$ (2,211,264)	01/06/27	(2.54)%	1D FEDL01	Monthly	$ 233,188
Shift4 Payments, Inc., Class A	UBS AG	(2,496,078)	04/18/28	0.00%	1D OBFR01	Monthly	260,174
Shift4 Payments, Inc., Class A	UBS AG	(735,504)	01/22/31	0.00%	1D OBFR01	Monthly	77,562
Shiga Bank Ltd.	Barclays Bank PLC	(4,848,708)	05/12/27	(0.20)%	1D P TONA	Monthly	87,293
Shikoku Kasei Holdings Corp.	Barclays Bank PLC	(899,028)	05/12/27	(0.20)%	1D P TONA	Monthly	(356,812)
Shikun & Binui Ltd.	Morgan Stanley & Co. International PLC	(118,963)	05/23/28	(1.75)%	SHIR	Monthly	9,220
Shimadzu Corp.	Barclays Bank PLC	(518,828)	01/26/27	(0.20)%	1D P TONA	Monthly	14,729
Shimadzu Corp.	Barclays Bank PLC	(680,633)	05/12/27	(0.20)%	1D P TONA	Monthly	19,342
Shimano, Inc.	Bank of America N.A.	(33,166)	03/15/28	(0.25)%	1D P TONA	Monthly	(1,030)
Shimano, Inc.	Barclays Bank PLC	(3,427,204)	01/26/27	(0.20)%	1D P TONA	Monthly	(106,408)
Shimano, Inc.	Barclays Bank PLC	(6,971,447)	09/09/27	(0.20)%	1D P TONA	Monthly	(209,764)
Shimano, Inc.	Morgan Stanley & Co. International PLC	(2,835,371)	01/07/27	(0.25)%	1D P TONA	Monthly	(59,911)
Shin Nippon Biomedical Laboratories Ltd.	Barclays Bank PLC	(5,032,324)	05/12/27	(0.20)%	1D P TONA	Monthly	30,284
Shin Nippon Biomedical Laboratories Ltd.	JPMorgan Chase Bank N.A.	(523,600)	02/10/26	(0.56)%	1D P TONA	Monthly	8,207
Shin Nippon Biomedical Laboratories Ltd.	SG Americas Securities LLC	(101,102)	12/08/27	(0.25)%	1D P TONA	Monthly	1,585
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC	(20,491,257)	05/12/27	(0.19)%	1D P TONA	Monthly	1,776,654
Shin-Etsu Chemical Co. Ltd.	Citibank N.A.	(18,808,695)	02/26/26	(0.15)%	1D P TONA	Monthly	1,797,513
Shin-Etsu Polymer Co. Ltd.	Barclays Bank PLC	(125,381)	05/12/27	(0.15)%	1D P TONA	Monthly	7,818
Shiseido Co. Ltd.	Bank of America N.A.	(3,734,764)	03/15/28	(0.25)%	1D P TONA	Monthly	113,864
Shiseido Co. Ltd.	Barclays Bank PLC	(7,091,262)	01/20/27	(0.19)%	1D P TONA	Monthly	61,250
Shoals Technologies Group, Inc., Class A	Barclays Bank PLC	(86,843)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,978
Shoals Technologies Group, Inc., Class A	BNP Paribas SA	(553,817)	01/28/28	(0.15)%	1D OBFR01	Monthly	(23,930)
Shoals Technologies Group, Inc., Class A	SG Americas Securities LLC	(2,100,868)	12/08/27	(0.15)%	1D OBFR01	Monthly	(205,201)
Shoals Technologies Group, Inc., Class A	UBS AG	(588,606)	01/14/31	0.00%	1D OBFR01	Monthly	32,826
Shochiku Co., Ltd.	Barclays Bank PLC	(2,426,208)	05/12/27	(0.20)%	1D P TONA	Monthly	14,358
Shoei Co. Ltd.	Barclays Bank PLC	(6,157,673)	05/12/27	(0.20)%	1D P TONA	Monthly	(11,692)
Shopify, Inc., Class A	Bank of America N.A.	(1,375,364)	02/15/28	(0.20)%	CABROVER	Monthly	9,933
Shopify, Inc., Class A	Morgan Stanley & Co. International PLC	(11,627,559)	01/04/27	(0.20)%	CABROVER	Monthly	675,501
Shopify, Inc., Class A	Morgan Stanley & Co. International PLC	(5,895,414)	01/06/27	(0.20)%	CABROVER	Monthly	342,493
Shurgard Self Storage Ltd.	Barclays Bank PLC	(714,489)	12/10/26	(0.85)%	1D ESTR	Monthly	16,592
Shurgard Self Storage Ltd.	UBS AG	(490,178)	04/24/28	0.00%	1D ESTR	Monthly	26,184
Siemens AG	UBS AG	(9,951,552)	04/18/28	0.00%	1D ESTR	Monthly	221,057
Siemens Healthineers AG	Morgan Stanley & Co. International PLC	(1,257,750)	01/06/27	(0.26)%	1D ESTR	Monthly	17,850
Siemens Healthineers AG	UBS AG	(1,391,061)	01/20/31	0.00%	1D ESTR	Monthly	1,570
SIF Holding NV	Goldman Sachs Bank USA	(50)	08/19/26	(0.25)%	1D ESTR	Monthly	(5)
SIG Group AG	Citibank N.A.	(615,273)	07/06/26	(0.26)%	SSARON	Monthly	(6,326)
Sigma Healthcare Ltd.	Bank of America N.A.	(2,735,045)	02/15/28	(0.30)%	1D AONIA	Monthly	(207,755)
Sigma Healthcare Ltd.	Bank of America N.A.	(3,869,909)	02/15/28	(0.30)%	1D AONIA	Monthly	(293,960)
Sigma Healthcare Ltd.	Barclays Bank PLC	(3,183,243)	01/27/27	(0.25)%	1D AONIA	Monthly	(60,439)
Sigma Healthcare Ltd.	Barclays Bank PLC	(1,642,550)	05/12/27	(0.25)%	1D AONIA	Monthly	(31,136)
Sigma Healthcare Ltd.	Barclays Bank PLC	(16,325,088)	09/09/27	(0.25)%	1D AONIA	Monthly	(309,458)
Sigma Healthcare Ltd.	BNP Paribas SA	(3,265,813)	09/07/26	(0.35)%	1D AONIA	Monthly	(248,073)
Sigma Healthcare Ltd.	BNP Paribas SA	(306,039)	03/22/27	(0.35)%	1D AONIA	Monthly	(23,247)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(2,435,361)	02/10/26	(0.25)%	1D AONIA	Monthly	(166,794)
Sigma Healthcare Ltd.	JPMorgan Chase Bank N.A.	(1,990,247)	02/10/26	(0.25)%	1D AONIA	Monthly	(136,309)
Sigma Healthcare Ltd.	Morgan Stanley & Co. International PLC	(9,769,219)	01/06/27	(0.30)%	1D AONIA	Monthly	(185,185)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sigma Healthcare Ltd.	Morgan Stanley & Co. International PLC	$ (3,570,105)	01/07/27	(0.30)%	1D AONIA	Monthly	$ (67,675)
Sigma Healthcare Ltd.	SG Americas Securities LLC	(642,470)	12/08/27	(0.30)%	1D AONIA	Monthly	(44,002)
Sigma Healthcare Ltd.	SG Americas Securities LLC	(100,036)	12/08/27	(0.30)%	1D AONIA	Monthly	(6,752)
Sigma Healthcare Ltd.	UBS AG	(114,634)	04/18/28	0.00%	1D AONIA	Monthly	(8,708)
Sigma Healthcare Ltd.	UBS AG	(3,046,109)	09/03/29	0.00%	1D AONIA	Monthly	(231,384)
SigmaRoc PLC	Bank of America N.A.	(23,975)	02/15/28	(0.50)%	1D SONIA	Monthly	(2,356)
SigmaRoc PLC	Barclays Bank PLC	(289,156)	12/10/26	(0.25)%	1D SONIA	Monthly	(9,226)
SigmaRoc PLC	BNP Paribas SA	(522,145)	03/17/27	(0.25)%	1D SONIA	Monthly	(51,315)
SigmaRoc PLC	Goldman Sachs Bank USA	(414,678)	08/19/26	(0.25)%	1D SONIA	Monthly	(40,753)
SigmaRoc PLC	Morgan Stanley & Co. International PLC	(1,175,503)	01/04/27	(0.25)%	1D SONIA	Monthly	(37,506)
SigmaRoc PLC	SG Americas Securities LLC	(1,423,200)	12/08/27	(0.25)%	1D SONIA	Monthly	(91,167)
Signify NV	Morgan Stanley & Co. International PLC	(10,107,170)	01/04/27	(0.26)%	1D ESTR	Monthly	1,616,604
Sila Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(746,138)	01/04/27	(0.15)%	1D FEDL01	Monthly	(12,778)
Silex Systems Ltd.	BNP Paribas SA	(97,681)	03/22/27	(2.50)%	1D AONIA	Monthly	(1,745)
Silgan Holdings, Inc.	SG Americas Securities LLC	(32,593,198)	12/08/27	(0.15)%	1D OBFR01	Monthly	(793,078)
Silicon Laboratories, Inc.	Barclays Bank PLC	(148,128)	02/16/27	(0.15)%	1D OBFR01	Monthly	8,812
SimilarWeb Ltd.	Bank of America N.A.	(527,681)	02/15/28	(0.15)%	1D OBFR01	Monthly	90,603
SimilarWeb Ltd.	Barclays Bank PLC	(91,034)	12/23/26	(0.15)%	1D OBFR01	Monthly	7,680
Simply Good Foods Co.	BNP Paribas SA	(5,308,502)	04/16/26	(0.15)%	1D OBFR01	Monthly	597,363
Simply Good Foods Co.	SG Americas Securities LLC	(3,546,823)	12/08/27	(0.15)%	1D OBFR01	Monthly	322,907
Simpson Manufacturing Co., Inc.	Barclays Bank PLC	(92,772)	02/16/27	(0.15)%	1D OBFR01	Monthly	4,736
Simpson Manufacturing Co., Inc.	BNP Paribas SA	(66,468)	01/24/28	0.00%	1D OBFR01	Monthly	(1)
Simpson Manufacturing Co., Inc.	SG Americas Securities LLC	(13,127,653)	12/08/27	(0.15)%	1D OBFR01	Monthly	(286,060)
Simpson Manufacturing Co., Inc.	UBS AG	(23,848)	01/14/31	0.00%	1D OBFR01	Monthly	1,397
Sinch AB	BNP Paribas SA	(418,671)	11/17/27	(0.25)%	1D STIBOR	Monthly	(4,186)
Sinclair, Inc., Class A	Bank of America N.A.	(551,981)	02/15/28	(0.15)%	1D OBFR01	Monthly	21,567
Sinclair, Inc., Class A	UBS AG	(517,281)	04/21/28	0.00%	1D OBFR01	Monthly	20,212
Sinfonia Technology Co., Ltd.	Barclays Bank PLC	(2,358,361)	05/12/27	(0.20)%	1D P TONA	Monthly	125,050
Sinfonia Technology Co., Ltd.	Morgan Stanley & Co. International PLC	(42,879)	01/06/27	(0.25)%	1D P TONA	Monthly	2,274
Singapore Airlines Ltd.	Barclays Bank PLC	(3,369,923)	01/26/27	(0.30)%	SORA	Monthly	31,264
Singapore Airlines Ltd.	Barclays Bank PLC	(5,431,415)	02/22/27	(0.30)%	SORA	Monthly	48,026
Singapore Airlines Ltd.	Barclays Bank PLC	(41,446,692)	09/09/27	(0.30)%	SORA	Monthly	377,386
Singapore Airlines Ltd.	UBS AG	(4,500)	04/18/28	0.00%	SORA	Monthly	7
Singapore Exchange Ltd.	Morgan Stanley & Co. International PLC	(504,584)	01/07/27	(0.30)%	SORA	Monthly	(5,321)
Sino Land Co. Ltd.	Barclays Bank PLC	(426,561)	05/13/27	(0.30)%	HONIA	Monthly	(833)
Sino Land Co. Ltd.	Barclays Bank PLC	(972,153)	09/09/27	(0.30)%	HONIA	Monthly	(21,087)
Sino Land Co. Ltd.	Citibank N.A.	(981,899)	02/25/26	0.00%	HONIA	Monthly	698
Sirius Real Estate Ltd.	BNP Paribas SA	(3,981,984)	03/17/27	(0.25)%	1D SONIA	Monthly	131,296
Sirius Real Estate Ltd.	SG Americas Securities LLC	(9,419,501)	12/08/27	(0.25)%	1D SONIA	Monthly	183,314
SiteOne Landscape Supply, Inc.	Barclays Bank PLC	(606,344)	12/23/26	(0.15)%	1D OBFR01	Monthly	1,323
SiteOne Landscape Supply, Inc.	Barclays Bank PLC	(2,831,450)	02/23/27	(0.15)%	1D OBFR01	Monthly	93,568
SiTime Corp.	Morgan Stanley & Co. International PLC	(2,101,135)	01/06/27	(0.15)%	1D FEDL01	Monthly	4,538
SKAN Group AG	Morgan Stanley & Co. International PLC	(124,727)	01/04/27	(0.26)%	SSARON	Monthly	3,250
Skandinaviska Enskilda Banken AB, Class A	BNP Paribas SA	(12,999,114)	11/16/27	(0.05)%	1D STIBOR	Monthly	665,959
Skandinaviska Enskilda Banken AB, Class A	BNP Paribas SA	(3,359,636)	01/19/28	(0.05)%	1D STIBOR	Monthly	184,609
Skandinaviska Enskilda Banken AB, Class A	Citibank N.A.	(28,831,486)	07/06/26	0.00%	TN STIBOR	Monthly	1,575,313
Skandinaviska Enskilda Banken AB, Class A	SG Americas Securities LLC	(21,345,764)	12/08/27	0.10%	1D STIBOR	Monthly	756,881
Skeena Resources Ltd.	BNP Paribas SA	(5,095,418)	08/17/26	(0.20)%	CABROVER	Monthly	668,660

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Skeena Resources Ltd.	Morgan Stanley & Co. International PLC	$ (6,726,069)	01/04/27	(0.20)%	CABROVER	Monthly	$ 660,573
SKY Perfect JSAT Holdings, Inc.	Barclays Bank PLC	(403,068)	05/12/27	(0.15)%	1D P TONA	Monthly	(19,014)
SKY Perfect JSAT Holdings, Inc.	Morgan Stanley & Co. International PLC	(1,563,646)	01/06/27	(0.25)%	1D P TONA	Monthly	(87,100)
Skylark Holdings Co. Ltd.	Barclays Bank PLC	(145,961)	09/09/27	(0.15)%	1D P TONA	Monthly	3,528
Skyward Specialty Insurance Group, Inc.	Barclays Bank PLC	(676,176)	02/16/27	(0.15)%	1D OBFR01	Monthly	6,385
Skyward Specialty Insurance Group, Inc.	BNP Paribas SA	(25,657)	01/28/28	(0.10)%	1D OBFR01	Monthly	1,027
Skyward Specialty Insurance Group, Inc.	UBS AG	(610,626)	01/14/31	0.00%	1D OBFR01	Monthly	9,683
SLB Ltd.	Morgan Stanley & Co. International PLC	(1,518,531)	01/06/27	(0.15)%	1D FEDL01	Monthly	30,894
SLM Corp.	Barclays Bank PLC	(726,165)	02/23/27	(0.15)%	1D OBFR01	Monthly	(994)
SLM Corp.	Morgan Stanley & Co. International PLC	(3,252,973)	01/06/27	(0.15)%	1D FEDL01	Monthly	(23,923)
SMA Solar Technology AG	Barclays Bank PLC	(317)	08/17/26	(0.26)%	1D ESTR	Monthly	13
SMA Solar Technology AG	Barclays Bank PLC	(181)	12/10/26	(0.26)%	1D ESTR	Monthly	7
SmartCentres Real Estate Investment Trust	BNP Paribas SA	(809,701)	05/18/26	(0.20)%	CABROVER	Monthly	8,913
Smartstop Self Storage REIT, Inc.	BNP Paribas SA	(245,540)	04/16/26	(0.15)%	1D OBFR01	Monthly	3,861
SMC Corp.	Barclays Bank PLC	(1,321,447)	05/12/27	(0.15)%	1D P TONA	Monthly	38,502
Smith Douglas Homes Corp., Class A	Bank of America N.A.	(56,205)	02/15/28	(0.49)%	1D OBFR01	Monthly	10,221
Smith Douglas Homes Corp., Class A	UBS AG	(2,374,807)	04/21/28	0.00%	1D OBFR01	Monthly	431,881
SMS Co. Ltd.	Barclays Bank PLC	(1,733,368)	05/12/27	(0.16)%	1D P TONA	Monthly	(23,349)
Smurfit WestRock PLC	Bank of America N.A.	(688,276)	02/15/28	(0.15)%	1D OBFR01	Monthly	13,662
Smurfit WestRock PLC	Barclays Bank PLC	(146,146)	02/16/27	(0.15)%	1D OBFR01	Monthly	525
Smurfit WestRock PLC	UBS AG	(487,535)	01/14/31	0.00%	1D OBFR01	Monthly	4,752
Snap-on, Inc.	UBS AG	(13,703,225)	04/18/28	0.00%	1D OBFR01	Monthly	(29,928)
Snap-on, Inc.	UBS AG	(1,207,919)	01/14/31	0.00%	1D OBFR01	Monthly	12,570
Snap-on, Inc.	UBS AG	(6,758,562)	01/22/31	0.00%	1D OBFR01	Monthly	111,835
Snowflake, Inc.	Bank of America N.A.	(527,618)	02/15/28	(0.15)%	1D OBFR01	Monthly	49,722
Snowflake, Inc., Class A	Morgan Stanley & Co. International PLC	(12,020,264)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,049,275
Snowline Gold Corp.	Bank of America N.A.	(17,200)	02/15/28	(0.20)%	CABROVER	Monthly	519
Snowline Gold Corp.	Barclays Bank PLC	(445,267)	12/23/26	(0.20)%	CABROVER	Monthly	57,564
Snowline Gold Corp.	BNP Paribas SA	(413,711)	05/18/26	(0.20)%	CABROVER	Monthly	12,480
Snowline Gold Corp.	Morgan Stanley & Co. International PLC	(545,816)	01/04/27	(0.20)%	CABROVER	Monthly	70,563
Snowline Gold Corp.	UBS AG	(314,522)	04/21/28	0.00%	1D CORRA	Monthly	9,488
Societe BIC SA	Bank of America N.A.	(3,607,902)	02/15/28	(0.26)%	1D ESTR	Monthly	(84,655)
Socionext, Inc.	Barclays Bank PLC	(3,947,267)	01/26/27	(0.20)%	1D P TONA	Monthly	484,197
Socionext, Inc.	Barclays Bank PLC	(8,096,106)	05/12/27	(0.20)%	1D P TONA	Monthly	993,333
Socionext, Inc.	Barclays Bank PLC	(4,855,556)	09/09/27	(0.20)%	1D P TONA	Monthly	525,380
Sodexo SA	Bank of America N.A.	(87,472)	02/15/28	(0.26)%	1D ESTR	Monthly	(2,704)
Sodexo SA	Barclays Bank PLC	(496,361)	02/19/27	(0.26)%	1D ESTR	Monthly	(3,161)
Sodexo SA	UBS AG	(213,351)	09/03/29	0.00%	1D ESTR	Monthly	(4,503)
Sodexo SA	UBS AG	(3,351,756)	01/03/31	0.00%	1D ESTR	Monthly	(99,736)
Sofina SA	SG Americas Securities LLC	(861)	08/12/27	0.00%	1D ESTR	Monthly	(13)
SoftBank Group Corp.	Barclays Bank PLC	(11,617,359)	05/12/27	(0.20)%	1D P TONA	Monthly	265,678
SoftBank Group Corp.	Barclays Bank PLC	(20,873,239)	09/09/27	(0.20)%	1D P TONA	Monthly	477,352
Softwareone Holding AG	BNP Paribas SA	(110,234)	03/17/27	(0.26)%	SSARON	Monthly	5,585
Sojitz Corp.	Barclays Bank PLC	(16,419,777)	05/12/27	(0.19)%	1D P TONA	Monthly	349,519
Sojitz Corp.	Barclays Bank PLC	(51,012,260)	09/09/27	(0.19)%	1D P TONA	Monthly	1,386,632
Solaria Energia y Medio Ambiente SA	Barclays Bank PLC	(9,569,627)	12/10/26	(0.26)%	1D ESTR	Monthly	(602,171)
Solaris Energy Infrastructure, Inc., Class A	Morgan Stanley & Co. International PLC	(69,137)	01/04/27	(0.15)%	1D FEDL01	Monthly	2,137
Solaris Energy Infrastructure, Inc., Class A	SG Americas Securities LLC	(4,895,447)	12/08/27	(0.11)%	1D OBFR01	Monthly	(425,752)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Solid Power, Inc., Class A	Morgan Stanley & Co. International PLC	$ (104,521)	01/04/27	(0.17)%	1D FEDL01	Monthly	$ 20,454
Solvay SA	Morgan Stanley & Co. International PLC	(1,780,137)	01/04/27	(0.26)%	1D ESTR	Monthly	63,804
Solventum Corp.	Bank of America N.A.	(1,417,926)	02/15/28	(0.15)%	1D OBFR01	Monthly	52,247
Solventum Corp.	Barclays Bank PLC	(1,528,870)	02/16/27	(0.15)%	1D OBFR01	Monthly	(139)
Solventum Corp.	Barclays Bank PLC	(214,692)	02/23/27	(0.15)%	1D OBFR01	Monthly	(439)
Solventum Corp.	BNP Paribas SA	(4,379,612)	01/28/28	(0.15)%	1D OBFR01	Monthly	104,313
Solventum Corp.	Morgan Stanley & Co. International PLC	(826,670)	01/06/27	(0.15)%	1D FEDL01	Monthly	4,630
Solventum Corp.	UBS AG	(957,410)	01/14/31	0.00%	1D OBFR01	Monthly	39,234
Somnigroup International, Inc.	Morgan Stanley & Co. International PLC	(34,720,524)	01/06/27	(0.15)%	1D FEDL01	Monthly	2,511,463
Somnigroup International, Inc.	UBS AG	(105,064)	01/22/31	0.00%	1D OBFR01	Monthly	(5)
Sompo Holdings, Inc.	Barclays Bank PLC	(1,610,155)	09/09/27	(0.15)%	1D P TONA	Monthly	51,455
Sonoco Products Co.	SG Americas Securities LLC	(22,929,748)	12/08/27	(0.15)%	1D OBFR01	Monthly	(572,876)
Sonos, Inc.	Barclays Bank PLC	(1,714,248)	12/23/26	(0.15)%	1D OBFR01	Monthly	130,252
Sonova Holding AG	BNP Paribas SA	(215,821)	01/19/28	(0.26)%	SSARON	Monthly	(115)
Sony Financial Group, Inc.	Barclays Bank PLC	(6,638,500)	01/20/27	(0.15)%	1D P TONA	Monthly	21,310
Sony Financial Group, Inc.	Citibank N.A.	(7,444,459)	02/26/26	(0.23)%	1D P TONA	Monthly	117,792
Sopra Steria Group	Bank of America N.A.	(2,179,272)	02/15/28	(0.26)%	1D ESTR	Monthly	22,363
Sotera Health Co.	BNP Paribas SA	(109,576)	04/16/26	(0.10)%	1D OBFR01	Monthly	3,302
Sotera Health Co.	UBS AG	(373,406)	01/14/31	0.00%	1D OBFR01	Monthly	15,391
Sotetsu Holdings, Inc.	Bank of America N.A.	(1,567,909)	02/15/28	(0.15)%	1D P TONA	Monthly	28,013
Sotetsu Holdings, Inc.	Barclays Bank PLC	(4,659,236)	05/12/27	(0.20)%	1D P TONA	Monthly	93,770
SoundHound AI, Inc., Class A	Barclays Bank PLC	(336,048)	12/23/26	(1.25)%	1D OBFR01	Monthly	42,553
Southern Co.	UBS AG	(14,708,982)	04/18/28	0.00%	1D OBFR01	Monthly	(87,810)
Southern Copper Corp.	Bank of America N.A.	(690,957)	02/15/28	(0.15)%	1D OBFR01	Monthly	(23,504)
Southern Copper Corp.	Barclays Bank PLC	(14,995)	02/16/27	(0.15)%	1D OBFR01	Monthly	(1,182)
Southern Copper Corp.	UBS AG	(595,055)	01/14/31	0.00%	1D OBFR01	Monthly	(3,501)
Southern Cross Gold Consolidated Ltd.	Morgan Stanley & Co. International PLC	(124,152)	01/04/27	(3.34)%	CABROVER	Monthly	13,425
SouthState Bank Corp.	Barclays Bank PLC	(368,081)	12/23/26	(0.15)%	1D OBFR01	Monthly	(7,879)
SouthState Bank Corp.	Barclays Bank PLC	(3,018,117)	02/23/27	(0.15)%	1D OBFR01	Monthly	(53,215)
Southwest Airlines Co.	BNP Paribas SA	(511,041)	01/24/28	0.05%	1D OBFR01	Monthly	(12,487)
Southwest Airlines Co.	Morgan Stanley & Co. International PLC	(6,126,110)	01/06/27	(0.15)%	1D FEDL01	Monthly	(778,308)
Southwest Gas Holdings, Inc.	BNP Paribas SA	(315,219)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,798
SPDR Dow Jones Industrial Average ETF Trust	Bank of America N.A.	(5,988,579)	02/15/28	(0.15)%	1D OBFR01	Monthly	41,485
SPDR Dow Jones Industrial Average ETF Trust	Barclays Bank PLC	(5,245,279)	02/16/27	(0.15)%	1D OBFR01	Monthly	38,576
SPDR Dow Jones Industrial Average ETF Trust	UBS AG	(286,304)	01/14/31	0.00%	1D OBFR01	Monthly	3,156
Spectrum Brands Holdings, Inc.	BNP Paribas SA	(1,137,455)	01/28/28	(0.15)%	1D OBFR01	Monthly	1,123
Spectrum Brands Holdings, Inc.	UBS AG	(17,137)	01/14/31	0.00%	1D OBFR01	Monthly	(65)
Sphere Entertainment Co., Class A	Barclays Bank PLC	(2,321,768)	12/23/26	(0.15)%	1D OBFR01	Monthly	67,732
Sphere Entertainment Co., Class A	SG Americas Securities LLC	(6,382,286)	12/08/27	(0.15)%	1D OBFR01	Monthly	(289,183)
Spin Master Corp.	Morgan Stanley & Co. International PLC	(3,741,123)	01/04/27	(0.20)%	CABROVER	Monthly	143,071
Spirax Group PLC	BNP Paribas SA	(1,402,342)	03/22/27	(0.25)%	1D SONIA	Monthly	(5,234)
Spirax Group PLC	Citibank N.A.	(4,029,964)	06/25/26	0.00%	1D SONIA	Monthly	48,075
Spirax Group PLC	Citibank N.A.	(5,655,322)	07/06/26	0.00%	1D SONIA	Monthly	67,465
Spirax Group PLC	UBS AG	(2,415,034)	09/03/29	0.00%	1D SONIA	Monthly	(9,014)
Spire Healthcare Group PLC	SG Americas Securities LLC	(1,218,997)	12/08/27	(0.25)%	1D SONIA	Monthly	(220,760)
Spire, Inc.	BNP Paribas SA	(15,265)	01/28/28	(0.15)%	1D OBFR01	Monthly	(282)
Spire, Inc.	Morgan Stanley & Co. International PLC	(7,334,182)	01/04/27	(0.15)%	1D FEDL01	Monthly	(37,064)
Sprinklr, Inc., Class A	BNP Paribas SA	(3,992,973)	04/16/26	(0.15)%	1D OBFR01	Monthly	332,748
SPS Commerce, Inc.	Barclays Bank PLC	(1,490,983)	12/23/26	(0.15)%	1D OBFR01	Monthly	43,632
SPX Technologies, Inc.	UBS AG	(3,730,271)	04/18/28	0.00%	1D OBFR01	Monthly	90,808

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Square Enix Holdings Co. Ltd.	Barclays Bank PLC	$ (787,263)	01/26/27	(0.15)%	1D P TONA	Monthly	$ 2,825
Square Enix Holdings Co. Ltd.	Barclays Bank PLC	(497,157)	09/09/27	(0.15)%	1D P TONA	Monthly	11,635
SSAB AB, Class B	Morgan Stanley & Co. International PLC	(4,813,199)	01/04/27	(0.26)%	1D STIBOR	Monthly	296,123
SSE PLC	Bank of America N.A.	(167,432)	02/15/28	(0.25)%	1D SONIA	Monthly	(8,095)
SSE PLC	Barclays Bank PLC	(11,045,575)	12/10/26	(0.25)%	1D SONIA	Monthly	(475,026)
SSE PLC	BNP Paribas SA	(18,162,735)	03/22/27	(0.25)%	1D SONIA	Monthly	(869,996)
SSE PLC	Morgan Stanley & Co. International PLC	(38,429,280)	01/04/27	(0.25)%	1D SONIA	Monthly	(1,667,522)
SSE PLC	UBS AG	(20,762,027)	09/03/29	0.00%	1D SONIA	Monthly	(987,334)
St Galler Kantonalbank AG, Class N, Registered Shares	Goldman Sachs Bank USA	(711,338)	08/19/26	(0.26)%	SSARON	Monthly	(11,142)
St Galler Kantonalbank AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(902,425)	01/04/27	(0.26)%	SSARON	Monthly	14,697
St Joe Co.	Morgan Stanley & Co. International PLC	(1,315,885)	01/04/27	(0.15)%	1D FEDL01	Monthly	(28,434)
STAAR Surgical Co.	Barclays Bank PLC	(100,763)	12/23/26	(0.15)%	1D OBFR01	Monthly	4,762
STAG Industrial, Inc.	Bank of America N.A.	(80,234)	02/15/28	(0.15)%	1D OBFR01	Monthly	(150)
STAG Industrial, Inc.	UBS AG	(20,442)	01/14/31	0.00%	1D OBFR01	Monthly	(38)
Standardaero, Inc.	Barclays Bank PLC	(22,332,129)	02/16/27	(0.15)%	1D OBFR01	Monthly	957,855
Standardaero, Inc.	Barclays Bank PLC	(1,875,759)	02/23/27	(0.15)%	1D OBFR01	Monthly	31,688
Stanley Black & Decker, Inc.	BNP Paribas SA	(6,655,852)	01/24/28	(0.15)%	1D OBFR01	Monthly	150,828
Stanmore Resources Ltd.	Bank of America N.A.	(1,028,042)	02/15/28	(0.30)%	1D AONIA	Monthly	(30,327)
Stanmore Resources Ltd.	Barclays Bank PLC	(410,570)	05/12/27	(0.25)%	1D AONIA	Monthly	8,541
Stanmore Resources Ltd.	Goldman Sachs Bank USA	(927,227)	08/19/26	(0.30)%	1D AONIA	Monthly	(27,353)
Star Asia Investment Corp.	Barclays Bank PLC	(120,766)	05/12/27	0.00%	1D P TONA	Monthly	49
Star Asia Investment Corp.	UBS AG	(114,906)	04/03/28	0.00%	1D P TONA	Monthly	2,729
Starbucks Corp.	Barclays Bank PLC	(15,790,005)	12/23/26	(0.15)%	1D OBFR01	Monthly	639,311
Starts Corp., Inc.	Bank of America N.A.	(430,489)	02/15/28	(0.25)%	1D P TONA	Monthly	2,201
Starts Corp., Inc.	Barclays Bank PLC	(806,022)	05/12/27	(0.18)%	1D P TONA	Monthly	6,551
Starts Corp., Inc.	SG Americas Securities LLC	(585,797)	12/08/27	(0.25)%	1D P TONA	Monthly	(4,289)
Starts Corp., Inc.	UBS AG	(386,904)	04/03/28	0.00%	1D P TONA	Monthly	(142)
Starwood Property Trust, Inc.	SG Americas Securities LLC	(4,844,307)	12/08/27	(0.10)%	1D OBFR01	Monthly	82,332
Starwood Property Trust, Inc.	UBS AG	(9,982)	04/18/28	0.00%	1D OBFR01	Monthly	228
Starwood Property Trust, Inc.	UBS AG	(12,405,592)	01/22/31	0.00%	1D OBFR01	Monthly	297,140
State Street Corp.	Bank of America N.A.	(1,091,675)	02/15/28	(0.15)%	1D OBFR01	Monthly	(4,408)
State Street Corp.	Barclays Bank PLC	(68,469)	02/16/27	(0.15)%	1D OBFR01	Monthly	(1,279)
State Street Corp.	BNP Paribas SA	(2,249,084)	01/24/28	(0.10)%	1D OBFR01	Monthly	(6,026)
State Street Corp.	BNP Paribas SA	(1,559,404)	01/28/28	(0.10)%	1D OBFR01	Monthly	(23,348)
State Street Corp.	Morgan Stanley & Co. International PLC	(2,497,766)	01/06/27	(0.15)%	1D FEDL01	Monthly	(53,611)
State Street Corp.	UBS AG	(774,608)	01/14/31	0.00%	1D OBFR01	Monthly	(14,478)
State Street SPDR S&P 500 ETF Trust	Bank of America N.A.	(79,213,804)	02/15/28	(0.15)%	1D OBFR01	Monthly	(85,958)
State Street SPDR S&P 500 ETF Trust	Barclays Bank PLC	(94,465,575)	02/16/27	(0.15)%	1D OBFR01	Monthly	(98,353)
State Street SPDR S&P 500 ETF Trust	BNP Paribas SA	(19,757,333)	01/28/28	0.00%	1D OBFR01	Monthly	98,465
State Street SPDR S&P 500 ETF Trust	UBS AG	(75,400,024)	01/14/31	0.00%	1D OBFR01	Monthly	(136,806)
State Street SPDR S&P MidCap 400 ETF Trust	BNP Paribas SA	(493,993)	01/28/28	0.00%	1D OBFR01	Monthly	6,371
Steadfast Group Ltd.	Barclays Bank PLC	(5,620,357)	05/12/27	(0.25)%	1D AONIA	Monthly	93,538
Steadfast Group Ltd.	BNP Paribas SA	(6,369,681)	03/22/27	(0.50)%	1D AONIA	Monthly	59,845
Steel Dynamics, Inc.	Morgan Stanley & Co. International PLC	(17,054,898)	01/06/27	(0.15)%	1D FEDL01	Monthly	(72,489)
Stella-Jones, Inc.	Goldman Sachs Bank USA	(3,973,620)	08/18/26	(0.20)%	1D CORRA	Monthly	(105,898)
Stella-Jones, Inc.	Morgan Stanley & Co. International PLC	(12,689,183)	01/04/27	(0.20)%	CABROVER	Monthly	(201,909)
Stellantis NV	Barclays Bank PLC	(5,919,566)	12/10/26	(0.10)%	1D ESTR	Monthly	83,123
Stellantis NV	Barclays Bank PLC	(3,083,117)	02/26/27	(0.10)%	1D ESTR	Monthly	43,202
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Stepan Co.	SG Americas Securities LLC	$ (2,804,214)	12/08/27	(0.14)%	1D OBFR01	Monthly	$ (393,545)
StepStone Group, Inc., Class A	Barclays Bank PLC	(452)	12/23/26	(0.15)%	1D OBFR01	Monthly	28
StepStone Group, Inc., Class A	Barclays Bank PLC	(596,619)	02/23/27	(0.15)%	1D OBFR01	Monthly	37,178
StepStone Group, Inc., Class A	SG Americas Securities LLC	(3,205,659)	12/08/27	(0.15)%	1D OBFR01	Monthly	16,691
STERIS PLC	Bank of America N.A.	(556,768)	02/15/28	(0.15)%	1D OBFR01	Monthly	(2,045)
STERIS PLC	Barclays Bank PLC	(1,675,557)	02/16/27	(0.15)%	1D OBFR01	Monthly	(6,396)
STERIS PLC	BNP Paribas SA	(1,197,110)	01/28/28	(0.10)%	1D OBFR01	Monthly	442
STERIS PLC	Citibank N.A.	(3,862,103)	02/24/28	(0.15)%	1D OBFR01	Monthly	(25,165)
STERIS PLC	UBS AG	(289,989)	01/14/31	0.00%	1D OBFR01	Monthly	6,118
Sterling Infrastructure, Inc.	UBS AG	(1,566,196)	04/18/28	0.00%	1D OBFR01	Monthly	(100,591)
Stevanato Group SpA	Barclays Bank PLC	(2,115,187)	12/23/26	(0.15)%	1D OBFR01	Monthly	395,218
Stevanato Group SpA	BNP Paribas SA	(1,093,176)	04/16/26	(0.15)%	1D OBFR01	Monthly	282,144
Steven Madden Ltd.	Bank of America N.A.	(2,815,869)	02/15/28	(0.15)%	1D OBFR01	Monthly	143,139
Steven Madden Ltd.	SG Americas Securities LLC	(8,677,646)	12/08/27	(0.15)%	1D OBFR01	Monthly	325,483
STMicroelectronics NV	Morgan Stanley & Co. International PLC	(410,909)	01/06/27	(0.26)%	1D ESTR	Monthly	13,713
StoneX Group, Inc.	SG Americas Securities LLC	(6,847,702)	12/08/27	(0.15)%	1D OBFR01	Monthly	(603,331)
Stora Enso OYJ	BNP Paribas SA	(437,746)	01/19/28	(0.26)%	1D ESTR	Monthly	33,422
Stora Enso OYJ	UBS AG	(7,799,554)	01/20/31	0.00%	1D ESTR	Monthly	595,709
Stora Enso OYJ, Class R	Barclays Bank PLC	(27,403,142)	08/17/26	(0.26)%	1D ESTR	Monthly	2,092,980
Stora Enso OYJ, Class R	UBS AG	(3,737,454)	04/18/28	0.00%	1D ESTR	Monthly	254,882
Strategy, Inc., Class A	BNP Paribas SA	(1,278,722)	01/28/28	(0.15)%	1D OBFR01	Monthly	89,426
Strategy, Inc., Class A	Morgan Stanley & Co. International PLC	(13,374,909)	01/06/27	(0.15)%	1D FEDL01	Monthly	872,477
Strategy, Inc., Class A	UBS AG	(534,000)	01/14/31	0.00%	1D OBFR01	Monthly	40,556
Strathcona Resources Ltd.	Bank of America N.A.	(2,238,485)	02/15/28	(7.68)%	CABROVER	Monthly	44,051
Strathcona Resources Ltd.	BNP Paribas SA	(383,563)	01/17/28	0.00%	CABROVER	Monthly	5,817
Straumann Holding AG	Barclays Bank PLC	(204,727)	02/26/27	(0.26)%	SSARON	Monthly	(453)
Straumann Holding AG, Registered Shares	Barclays Bank PLC	(9,366,828)	12/11/26	(0.26)%	SSARON	Monthly	477,333
Straumann Holding AG, Registered Shares	Morgan Stanley & Co. International PLC	(16,382,093)	01/04/27	(0.26)%	SSARON	Monthly	832,903
Strauss Group Ltd.	Bank of America N.A.	(237,696)	02/15/28	(0.60)%	SHIR	Monthly	(3,063)
Strauss Group Ltd.	Citibank N.A.	(1,532,387)	07/30/26	(0.55)%	SHIR	Monthly	16,993
Strauss Group Ltd.	Morgan Stanley & Co. International PLC	(165,982)	05/23/28	(0.75)%	SHIR	Monthly	1,841
Strauss Group Ltd.	SG Americas Securities LLC	(455,995)	12/08/27	(0.70)%	SHIR	Monthly	(34,769)
Strauss Group Ltd.	UBS AG	(187,039)	06/07/28	0.00%	SHIR	Monthly	(1,975)
Stride, Inc.	SG Americas Securities LLC	(22,498,816)	12/08/27	(0.15)%	1D OBFR01	Monthly	(4,928,673)
Strike Co. Ltd.	Barclays Bank PLC	(1,671,645)	05/12/27	(0.20)%	1D P TONA	Monthly	(15,466)
Strike Co. Ltd.	BNP Paribas SA	(728,299)	03/24/27	(0.25)%	1D TONA	Monthly	579
Strike Co. Ltd.	Morgan Stanley & Co. International PLC	(888,615)	01/06/27	(0.25)%	1D P TONA	Monthly	(8,089)
Stryker Corp.	UBS AG	(1,051,391)	01/22/31	0.00%	1D OBFR01	Monthly	(7)
Subaru Corp.	Barclays Bank PLC	(2,842,872)	09/09/27	(0.20)%	1D P TONA	Monthly	135,738
Subaru Corp.	Citibank N.A.	(7,510,340)	02/26/26	(0.16)%	1D P TONA	Monthly	174,670
Subaru Corp.	Citibank N.A.	(8,528,617)	02/26/26	(0.16)%	1D P TONA	Monthly	407,213
Subaru Corp.	SG Americas Securities LLC	(22,983,495)	12/08/27	(0.10)%	1D P TONA	Monthly	484,866
Subaru Corp.	SG Americas Securities LLC	(9,143,921)	12/08/27	(0.10)%	1D P TONA	Monthly	198,140
Subaru Corp.	UBS AG	(1,242,931)	01/20/31	0.00%	1D P TONA	Monthly	(23,690)
Suedzucker AG	Bank of America N.A.	(3,168,564)	02/15/28	0.00%	1D ESTR	Monthly	(56,339)
Suedzucker AG	Barclays Bank PLC	(536,431)	12/10/26	(0.81)%	1D ESTR	Monthly	(5,540)
Suedzucker AG	Goldman Sachs Bank USA	(435,178)	08/19/26	(0.59)%	1D ESTR	Monthly	(7,738)
Suedzucker AG	Morgan Stanley & Co. International PLC	(528,816)	01/04/27	(0.56)%	1D ESTR	Monthly	(5,462)
Suedzucker AG	SG Americas Securities LLC	(359,091)	12/08/27	(0.70)%	1D ESTR	Monthly	(21,004)
Sulzer AG, Registered Shares	Barclays Bank PLC	(3,667,348)	12/10/26	(0.26)%	SSARON	Monthly	111,711
Sulzer AG, Registered Shares	UBS AG	(1,520,483)	04/02/30	0.00%	SSARON	Monthly	63,279
SUMCO Corp.	Barclays Bank PLC	(3,185,658)	01/26/27	(0.19)%	1D P TONA	Monthly	150,746
Sumitomo Corp.	Barclays Bank PLC	(14,865,982)	05/12/27	(0.20)%	1D P TONA	Monthly	31,481
Sumitomo Corp.	Citibank N.A.	(16,550,888)	02/26/26	(0.15)%	1D P TONA	Monthly	27,048

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sumitomo Forestry Co., Ltd.	Barclays Bank PLC	$ (3,104,187)	01/26/27	(0.15)%	1D P TONA	Monthly	$ 29,307
Sumitomo Pharma Co., Ltd.	Bank of America N.A.	(623,934)	02/15/28	(0.25)%	1D P TONA	Monthly	117,979
Sumitomo Pharma Co., Ltd.	Bank of America N.A.	(4,809,796)	03/15/28	(0.25)%	1D P TONA	Monthly	909,482
Sumitomo Pharma Co., Ltd.	Barclays Bank PLC	(97,747)	01/26/27	0.00%	1D P TONA	Monthly	(3,444)
Sumitomo Pharma Co., Ltd.	Barclays Bank PLC	(6,871,543)	05/12/27	(0.20)%	1D P TONA	Monthly	(271,344)
Sumitomo Pharma Co., Ltd.	Citibank N.A.	(3,397,119)	02/26/26	(0.19)%	1D P TONA	Monthly	(134,146)
Sumitomo Warehouse Co., Ltd.	Barclays Bank PLC	(1,065,993)	05/12/27	(0.20)%	1D P TONA	Monthly	27,312
Summit Hotel Properties, Inc.	Bank of America N.A.	(118,850)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,554
Summit Therapeutics, Inc.	Bank of America N.A.	(318,977)	02/15/28	(0.74)%	1D OBFR01	Monthly	51,531
Summit Therapeutics, Inc.	Barclays Bank PLC	(492,596)	12/23/26	(0.38)%	1D OBFR01	Monthly	81,958
Summit Therapeutics, Inc.	BNP Paribas SA	(73,035)	04/16/26	(0.58)%	1D OBFR01	Monthly	11,799
Summit Therapeutics, Inc.	Morgan Stanley & Co. International PLC	(1,162,730)	01/06/27	(0.44)%	1D FEDL01	Monthly	193,454
Summit Therapeutics, Inc.	SG Americas Securities LLC	(988,782)	12/08/27	(1.20)%	1D OBFR01	Monthly	228,423
Summit Therapeutics, Inc.	UBS AG	(103,067)	04/18/28	0.00%	1D OBFR01	Monthly	16,651
Sun Corp.	Barclays Bank PLC	(4,232,256)	05/12/27	(0.20)%	1D P TONA	Monthly	(28,147)
Sun Corp.	Morgan Stanley & Co. International PLC	(1,394,721)	01/06/27	(0.25)%	1D P TONA	Monthly	(9,276)
Sun Corp.	UBS AG	(1,182,166)	04/03/28	0.00%	1D P TONA	Monthly	117,065
Sun Hung Kai Properties Ltd.	BNP Paribas SA	(2,704,370)	09/09/26	(0.30)%	HONIA	Monthly	(346,818)
SunCoke Energy, Inc.	Morgan Stanley & Co. International PLC	(804,696)	01/04/27	(0.15)%	1D FEDL01	Monthly	30,533
Suncor Energy, Inc.	Barclays Bank PLC	(13,316,486)	02/23/27	(0.20)%	CABROVER	Monthly	(213,493)
Sunstone Hotel Investors, Inc.	Bank of America N.A.	(1,094,595)	02/15/28	(0.15)%	1D OBFR01	Monthly	47,747
Sunstone Hotel Investors, Inc.	SG Americas Securities LLC	(8,364,688)	12/08/27	(0.15)%	1D OBFR01	Monthly	468,206
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(5,912,558)	01/26/27	(0.20)%	1D P TONA	Monthly	131,135
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(8,154,422)	05/12/27	(0.20)%	1D P TONA	Monthly	161,802
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(16,218,715)	09/09/27	(0.20)%	1D P TONA	Monthly	360,191
Suntory Beverage & Food Ltd.	Morgan Stanley & Co. International PLC	(2,537,924)	01/07/27	(0.25)%	1D P TONA	Monthly	(9,070)
Suntory Beverage & Food Ltd.	UBS AG	(4,726,660)	09/03/29	0.00%	1D P TONA	Monthly	88,849
Super Group SGHC Ltd.	BNP Paribas SA	(109,376)	04/16/26	(0.15)%	1D OBFR01	Monthly	2,185
Super Micro Computer, Inc.	Bank of America N.A.	(76,080)	02/15/28	(0.15)%	1D OBFR01	Monthly	802
Super Micro Computer, Inc.	SG Americas Securities LLC	(6,527,947)	12/08/27	(0.15)%	1D OBFR01	Monthly	172,478
Super Micro Computer, Inc.	UBS AG	(888,277)	01/14/31	0.00%	1D OBFR01	Monthly	71,247
Super Retail Group Ltd.	BNP Paribas SA	(347,885)	03/22/27	(0.25)%	1D AONIA	Monthly	(3,815)
Super Retail Group Ltd.	SG Americas Securities LLC	(10,258)	12/08/27	(0.30)%	1D AONIA	Monthly	(293)
Superior Plus Corp.	Morgan Stanley & Co. International PLC	(8,221,160)	01/04/27	(0.20)%	CABROVER	Monthly	(196,016)
Superloop Ltd.	Barclays Bank PLC	(1,847,363)	05/12/27	(0.25)%	1D AONIA	Monthly	71,242
Superloop Ltd.	BNP Paribas SA	(167,604)	03/22/27	(0.35)%	1D AONIA	Monthly	7,806
Surgery Partners, Inc.	SG Americas Securities LLC	(6,917,726)	12/08/27	(0.15)%	1D OBFR01	Monthly	374,288
SUSS MicroTec SE, Class N	Barclays Bank PLC	(163,760)	12/10/26	(0.61)%	1D ESTR	Monthly	(1,403)
SUSS MicroTec SE, Class N	SG Americas Securities LLC	(11,605)	12/08/27	(0.26)%	1D ESTR	Monthly	(1,453)
SUSS MicroTec SE, Class N	UBS AG	(144,586)	04/24/28	0.00%	1D ESTR	Monthly	1,950
Suzuki Motor Corp.	Barclays Bank PLC	(2,364,648)	05/12/27	(0.15)%	1D P TONA	Monthly	169,402
Suzuki Motor Corp.	UBS AG	(2,845,678)	01/20/31	0.00%	1D P TONA	Monthly	(35,412)
Svenska Cellulosa AB SCA, Class B	Bank of America N.A.	(10,779,572)	02/15/28	(0.26)%	1D STIBOR	Monthly	847,759
Svenska Cellulosa AB SCA, Class B	Bank of America N.A.	(1,091,482)	02/15/28	(0.26)%	1D STIBOR	Monthly	85,839
Svenska Cellulosa AB SCA, Class B	BNP Paribas SA	(342,433)	11/16/27	(0.25)%	1D STIBOR	Monthly	26,931
Svenska Cellulosa AB SCA, Class B	BNP Paribas SA	(470,197)	01/19/28	0.00%	1D STIBOR	Monthly	25,579
Svenska Cellulosa AB SCA, Class B	Morgan Stanley & Co. International PLC	(26,687,116)	01/04/27	(0.26)%	1D STIBOR	Monthly	1,452,568
Svenska Cellulosa AB SCA, Class B	SG Americas Securities LLC	(28,938,889)	12/08/27	(0.24)%	1D STIBOR	Monthly	1,808,424
Svenska Cellulosa AB SCA, Class B	UBS AG	(13,191,215)	04/18/28	0.00%	TN STIBOR	Monthly	1,037,152
Svenska Handelsbanken AB, Class A	SG Americas Securities LLC	(622,580)	12/08/27	0.00%	1D STIBOR	Monthly	4,275
SWCC Corp.	Barclays Bank PLC	(1,861,902)	05/12/27	(0.15)%	1D P TONA	Monthly	(8,829)
Swedbank AB, Class A	BNP Paribas SA	(10,900,843)	08/17/26	(0.25)%	1D STIBOR	Monthly	(25,793)
Swedbank AB, Class A	Morgan Stanley & Co. International PLC	(12,125,108)	01/08/27	(0.26)%	1D STIBOR	Monthly	98,549
Sweetgreen, Inc., Class A	Bank of America N.A.	(3,092,969)	02/15/28	(0.15)%	1D OBFR01	Monthly	745,524
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Swire Pacific Ltd.	Bank of America N.A.	$ (2,328,841)	02/15/28	(0.30)%	HONIA	Monthly	$ (30,557)
Swire Pacific Ltd.	BNP Paribas SA	(4,157,241)	01/14/28	(0.15)%	HONIA	Monthly	(112,835)
Swire Pacific Ltd.	Citibank N.A.	(709,956)	02/25/26	(0.13)%	HONIA	Monthly	(13,785)
Swire Pacific Ltd., Class A	Bank of America N.A.	(171,452)	02/15/28	(0.15)%	HONIA	Monthly	(7,071)
Swire Pacific Ltd., Class A	UBS AG	(1,070,416)	04/18/28	0.00%	HONIA	Monthly	(44,146)
Swiss Life Holding AG, Class N, Registered Shares	SG Americas Securities LLC	(65,097,439)	12/08/27	(0.13)%	SSARON	Monthly	3,723,395
Swiss Life Holding AG, Class N, Registered Shares	SG Americas Securities LLC	(46,230,222)	12/08/27	(0.05)%	SSARON	Monthly	3,089,653
Swiss Prime Site AG	BNP Paribas SA	(4,997,367)	01/19/28	(0.26)%	SSARON	Monthly	(239,063)
Swiss Prime Site AG	Morgan Stanley & Co. International PLC	(2,066,823)	01/06/27	(0.26)%	SSARON	Monthly	(98,807)
Swiss Prime Site AG, Registered Shares	Bank of America N.A.	(3,640,907)	02/15/28	(0.26)%	SSARON	Monthly	(180,143)
Swiss Prime Site AG, Registered Shares	BNP Paribas SA	(433,805)	03/22/27	(0.26)%	SSARON	Monthly	(17,674)
Swiss Prime Site AG, Registered Shares, Registered Shares	Morgan Stanley & Co. International PLC	(23,732,315)	01/04/27	(0.26)%	SSARON	Monthly	(1,134,557)
Swiss Re AG	BNP Paribas SA	(39,826,548)	08/17/26	(0.26)%	SSARON	Monthly	1,272,316
Swiss Re AG	SG Americas Securities LLC	(16,804,987)	12/08/27	(0.26)%	SSARON	Monthly	667,303
Swiss Re AG	UBS AG	(15,123,253)	04/18/28	0.00%	SSARON	Monthly	409,562
Swiss Re AG	UBS AG	(5,456,626)	01/20/31	0.00%	SSARON	Monthly	(14,211)
Swisscom AG, Class N, Registered Shares	Citibank N.A.	(1,594,846)	07/06/26	(0.26)%	SSARON	Monthly	(86,727)
Swisscom AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(40,733,218)	01/04/27	(0.26)%	SSARON	Monthly	(2,215,061)
Swisscom AG, Class N, Registered Shares	Morgan Stanley & Co. International PLC	(40,320,489)	01/06/27	(0.26)%	SSARON	Monthly	(2,192,617)
Swissquote Group Holding SA, Class N, Registered Shares	UBS AG	(27,203)	01/20/31	0.00%	SSARON	Monthly	(124)
Syensqo SA	SG Americas Securities LLC	(4,905,239)	12/08/27	(0.26)%	1D ESTR	Monthly	13,895
Syensqo SA	SG Americas Securities LLC	(13,606,413)	12/08/27	(0.26)%	1D ESTR	Monthly	24,237
Syensqo SA	UBS AG	(15,878,060)	09/03/29	0.00%	1D ESTR	Monthly	687,767
Sylvamo Corp.	SG Americas Securities LLC	(7,892,627)	12/08/27	(0.15)%	1D OBFR01	Monthly	(99,617)
Symbotic, Inc.	Bank of America N.A.	(5,407,920)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,023,360
Symbotic, Inc.	Bank of America N.A.	(148,749)	02/15/28	(0.15)%	1D OBFR01	Monthly	(7)
Symbotic, Inc.	Barclays Bank PLC	(2,675,105)	12/23/26	(0.15)%	1D OBFR01	Monthly	384,986
Symbotic, Inc.	BNP Paribas SA	(3,709,223)	04/16/26	(0.15)%	1D OBFR01	Monthly	701,909
Symbotic, Inc.	UBS AG	(818,601)	04/18/28	0.00%	1D OBFR01	Monthly	154,907
Symrise AG, Class A	Bank of America N.A.	(537,286)	02/15/28	(0.26)%	1D ESTR	Monthly	173
Synaptics, Inc.	Bank of America N.A.	(212,123)	02/15/28	(0.15)%	1D OBFR01	Monthly	20,534
Synchrony Financial	Bank of America N.A.	(541,220)	02/15/28	(0.15)%	1D OBFR01	Monthly	(19)
Synopsys, Inc.	SG Americas Securities LLC	(22,091,471)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,107,340
Sysmex Corp.	Bank of America N.A.	(5,764,148)	03/15/28	(0.15)%	1D P TONA	Monthly	237,240
Sysmex Corp.	Barclays Bank PLC	(4,154,874)	01/20/27	(0.15)%	1D P TONA	Monthly	139,090
T Rowe Price Group, Inc.	BNP Paribas SA	(3,011,185)	04/16/26	(0.15)%	1D OBFR01	Monthly	46,015
T1 Energy, Inc.	Morgan Stanley & Co. International PLC	(127,073)	01/04/27	(0.15)%	1D FEDL01	Monthly	607
T1 Energy, Inc.	UBS AG	(543,886)	01/14/31	0.00%	1D OBFR01	Monthly	(39,547)
Tabcorp Holdings Ltd.	BNP Paribas SA	(118,644)	03/22/27	(0.25)%	1D AONIA	Monthly	7,294
TAG Immobilien AG	UBS AG	(6,869,288)	04/24/28	0.00%	1D ESTR	Monthly	63,200
Taihei Dengyo Kaisha Ltd.	Bank of America N.A.	(82,521)	02/15/28	(0.25)%	1D P TONA	Monthly	3,068
Taihei Dengyo Kaisha Ltd.	Barclays Bank PLC	(653,502)	05/12/27	(0.15)%	1D P TONA	Monthly	32,324
Taihei Dengyo Kaisha Ltd.	BNP Paribas SA	(441,114)	03/24/27	(0.25)%	1D TONA	Monthly	16,401
Taihei Dengyo Kaisha Ltd.	JPMorgan Chase Bank N.A.	(322,771)	02/10/26	(0.16)%	1D P TONA	Monthly	625
Taihei Dengyo Kaisha Ltd.	Morgan Stanley & Co. International PLC	(509,124)	01/06/27	(0.25)%	1D P TONA	Monthly	25,182
Taiyo Holdings Co., Ltd.	Barclays Bank PLC	(2,884,830)	05/12/27	(0.20)%	1D P TONA	Monthly	49,491
Taiyo Holdings Co., Ltd.	Citibank N.A.	(1,384,961)	02/26/26	(0.15)%	1D P TONA	Monthly	19,078
Taiyo Yuden Co. Ltd.	Barclays Bank PLC	(3,157,506)	09/09/27	(0.15)%	1D P TONA	Monthly	288,063
Takara Holdings, Inc.	Barclays Bank PLC	(12,389,816)	05/12/27	(0.15)%	1D P TONA	Monthly	372,884

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Takasago International Corp.	Barclays Bank PLC	$ (1,313,105)	05/12/27	(0.20)%	1D P TONA	Monthly	$ 42,699
Takasago International Corp.	BNP Paribas SA	(3,898)	03/24/27	(0.25)%	1D TONA	Monthly	(8)
Takasago International Corp.	Citibank N.A.	(349,219)	02/26/26	(0.15)%	1D P TONA	Monthly	11,356
Takasago International Corp.	Morgan Stanley & Co. International PLC	(201,861)	01/06/27	(0.25)%	1D P TONA	Monthly	6,564
Takashimaya Co., Ltd.	SG Americas Securities LLC	(73,564)	12/08/27	0.00%	1D P TONA	Monthly	(183)
Takashimaya Co., Ltd.	UBS AG	(848,612)	09/03/29	0.00%	1D P TONA	Monthly	(10,102)
Takeda Pharmaceutical Co., Ltd.	Barclays Bank PLC	(98,509)	01/26/27	0.00%	1D P TONA	Monthly	(207)
Takeda Pharmaceutical Co., Ltd.	Barclays Bank PLC	(9,212,052)	09/09/27	(0.15)%	1D P TONA	Monthly	(441,608)
Takeda Pharmaceutical Co., Ltd.	Citibank N.A.	(4,089,554)	02/26/26	(0.15)%	1D P TONA	Monthly	(196,045)
Take-Two Interactive Software, Inc.	BNP Paribas SA	(16,124,323)	01/24/28	(0.10)%	1D OBFR01	Monthly	1,238,873
Takeuchi Manufacturing Co., Ltd.	Barclays Bank PLC	(11,524,716)	05/12/27	(0.20)%	1D P TONA	Monthly	250,410
Takeuchi Manufacturing Co., Ltd.	Morgan Stanley & Co. International PLC	(4,549,787)	01/06/27	(0.25)%	1D P TONA	Monthly	98,858
Takeuchi Manufacturing Co., Ltd.	SG Americas Securities LLC	(5,656,929)	12/08/27	(0.25)%	1D P TONA	Monthly	460,729
Talanx AG	Bank of America N.A.	(1,184,568)	02/15/28	(0.26)%	1D ESTR	Monthly	42,833
Talanx AG	BNP Paribas SA	(2,856,469)	08/17/26	(0.26)%	1D ESTR	Monthly	103,289
Talanx AG	SG Americas Securities LLC	(2,374,027)	12/08/27	(0.10)%	1D ESTR	Monthly	103,549
Talanx AG	UBS AG	(3,314,226)	09/03/29	0.00%	1D ESTR	Monthly	119,841
Talanx AG	UBS AG	(193,613)	01/20/31	0.00%	1D ESTR	Monthly	129
Talen Energy Corp.	BNP Paribas SA	(2,390,841)	01/24/28	(0.10)%	1D OBFR01	Monthly	61,706
Talos Energy, Inc.	Barclays Bank PLC	(6,310,148)	12/23/26	(0.15)%	1D OBFR01	Monthly	(375,804)
Tamarack Valley Energy Ltd.	Morgan Stanley & Co. International PLC	(1,965,541)	01/04/27	(0.20)%	CABROVER	Monthly	(73,044)
Tamburi Investment Partners SpA	BNP Paribas SA	(1,197,501)	03/17/27	(0.26)%	1D ESTR	Monthly	48,240
Tamburi Investment Partners SpA	Morgan Stanley & Co. International PLC	(177,342)	01/04/27	(0.26)%	1D ESTR	Monthly	12,261
Tamron Co. Ltd.	Barclays Bank PLC	(258,219)	05/12/27	(0.18)%	1D P TONA	Monthly	6,564
Tamron Co. Ltd.	UBS AG	(3,393,961)	04/03/28	0.00%	1D P TONA	Monthly	95,739
Tarsus Pharmaceuticals, Inc.	BNP Paribas SA	(4,044,366)	04/16/26	(0.10)%	1D OBFR01	Monthly	487,115
Taseko Mines Ltd.	Barclays Bank PLC	(306,900)	02/16/27	(0.20)%	CABROVER	Monthly	(13,303)
Taseko Mines Ltd.	BNP Paribas SA	(179,699)	05/18/26	(0.20)%	CABROVER	Monthly	(7,979)
TAT Technologies Ltd.	Morgan Stanley & Co. International PLC	(124,471)	01/04/27	(0.49)%	1D FEDL01	Monthly	3,530
TBS Holdings, Inc.	Bank of America N.A.	(1,551,075)	02/15/28	(0.15)%	1D P TONA	Monthly	27,299
TBS Holdings, Inc.	Barclays Bank PLC	(5,233,574)	05/12/27	(0.16)%	1D P TONA	Monthly	165,950
TC Energy Corp.	Morgan Stanley & Co. International PLC	(9,796,911)	01/06/27	(0.20)%	CABROVER	Monthly	(299,992)
TC Energy Corp.	SG Americas Securities LLC	(12,340,851)	12/08/27	(0.20)%	CABROVER	Monthly	(746,600)
Tecan Group AG, Class N, Registered Shares	Barclays Bank PLC	(5,817,114)	12/10/26	(0.26)%	SSARON	Monthly	272,744
Techno Ryowa Ltd.	BNP Paribas SA	(157,644)	03/24/27	(0.25)%	1D TONA	Monthly	1,514
Technoprobe SpA	Bank of America N.A.	(4,190,169)	02/15/28	(0.26)%	1D ESTR	Monthly	(140,033)
Technoprobe SpA	Bank of America N.A.	(473,753)	02/15/28	(0.26)%	1D ESTR	Monthly	6,513
Technoprobe SpA	Barclays Bank PLC	(1,110,350)	02/19/27	(0.26)%	1D ESTR	Monthly	3,762
Technoprobe SpA	BNP Paribas SA	(3,328,075)	03/17/27	(0.26)%	1D ESTR	Monthly	(111,223)
Technoprobe SpA	BNP Paribas SA	(308,454)	01/13/28	(0.26)%	1D ESTR	Monthly	1,984
Technoprobe SpA	Goldman Sachs Bank USA	(997,749)	08/19/26	(0.26)%	1D ESTR	Monthly	(33,344)
Technoprobe SpA	UBS AG	(287,227)	01/03/31	0.00%	1D ESTR	Monthly	(5,696)
Telecom Italia SpA	Barclays Bank PLC	(1,294,841)	02/19/27	(0.26)%	1D ESTR	Monthly	8,845
Telecom Italia SpA	UBS AG	(1,152,466)	01/03/31	0.00%	1D ESTR	Monthly	(10,949)
Teleflex, Inc.	Barclays Bank PLC	(356,567)	12/23/26	(0.15)%	1D OBFR01	Monthly	(587)
Teleflex, Inc.	Barclays Bank PLC	(612,341)	02/23/27	(0.15)%	1D OBFR01	Monthly	4,177
Telefonaktiebolaget LM Ericsson, Class B	UBS AG	(386,671)	01/20/31	0.00%	TN STIBOR	Monthly	684
Teleperformance SE	Bank of America N.A.	(1,324,055)	02/15/28	(0.26)%	1D ESTR	Monthly	17,355
Teleperformance SE	Barclays Bank PLC	(2,303,899)	12/10/26	(0.26)%	1D ESTR	Monthly	256,161
Teleperformance SE	UBS AG	(164,951)	09/03/29	0.00%	1D ESTR	Monthly	(930)
Telesat Corp., Class A	BNP Paribas SA	(134,526)	05/18/26	(0.20)%	CABROVER	Monthly	21,427
Telstra Group Ltd.	Morgan Stanley & Co. International PLC	(705,203)	01/07/27	(0.30)%	1D AONIA	Monthly	(23,713)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Temenos AG	Barclays Bank PLC	$ (210,908)	02/26/27	(0.26)%	SSARON	Monthly	$ 137
Temple & Webster Group Ltd.	Citibank N.A.	(10,569)	02/25/26	(0.30)%	1D AONIA	Monthly	621
Temple & Webster Group Ltd.	Morgan Stanley & Co. International PLC	(106,570)	01/06/27	(0.30)%	1D AONIA	Monthly	6,264
Tempus AI, Inc., Class A	Morgan Stanley & Co. International PLC	(1,354,485)	01/06/27	(0.15)%	1D FEDL01	Monthly	169,212
Tempus AI, Inc., Class A	UBS AG	(4,718,194)	04/18/28	0.00%	1D OBFR01	Monthly	622,977
Tenaris SA	Barclays Bank PLC	(296,556)	02/26/27	(0.26)%	1D ESTR	Monthly	324
Tenet Healthcare Corp.	UBS AG	(1,156,828)	01/22/31	0.00%	1D OBFR01	Monthly	706
Teradyne, Inc.	UBS AG	(18,457,362)	04/18/28	0.00%	1D OBFR01	Monthly	(1,082,151)
Terex Corp.	BNP Paribas SA	(339,837)	04/16/26	(0.15)%	1D OBFR01	Monthly	18,870
Terna - Rete Elettrica Nazionale	Morgan Stanley & Co. International PLC	(7,387,919)	01/06/27	(0.26)%	1D ESTR	Monthly	(126,477)
TerraVest Industries, Inc.	Citibank N.A.	(112,145)	02/24/28	(3.34)%	1D CORRA	Monthly	6,789
Terreno Realty Corp.	SG Americas Securities LLC	(10,726,335)	12/08/27	(0.15)%	1D OBFR01	Monthly	(362,927)
Terreno Realty Corp.	UBS AG	(5,099,275)	04/18/28	0.00%	1D OBFR01	Monthly	(25,038)
Tesla, Inc.	Morgan Stanley & Co. International PLC	(8,757,734)	01/06/27	(0.15)%	1D FEDL01	Monthly	285,113
TETRA Technologies, Inc.	SG Americas Securities LLC	(114,489)	12/08/27	(0.15)%	1D OBFR01	Monthly	375
Teva Pharmaceutical Industries Ltd., ADR	BNP Paribas SA	(12,145,905)	04/16/26	(0.15)%	1D OBFR01	Monthly	(649,534)
Texas Capital Bancshares, Inc.	Bank of America N.A.	(336,498)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,649
Texas Instruments, Inc.	Morgan Stanley & Co. International PLC	(934,774)	01/06/27	(0.15)%	1D FEDL01	Monthly	(90,167)
Texas Pacific Land Corp.	SG Americas Securities LLC	(12,474,123)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,847,305)
Texas Pacific Land Corp.	UBS AG	(514,496)	01/14/31	0.00%	1D OBFR01	Monthly	(3,167)
Textron, Inc.	Barclays Bank PLC	(138,763)	02/16/27	(0.15)%	1D OBFR01	Monthly	11,517
Textron, Inc.	BNP Paribas SA	(866,680)	01/28/28	(0.15)%	1D OBFR01	Monthly	26,588
Textron, Inc.	UBS AG	(143,427)	01/14/31	0.00%	1D OBFR01	Monthly	8,432
Textron, Inc.	UBS AG	(920,983)	01/22/31	0.00%	1D OBFR01	Monthly	5,159
TGS ASA	UBS AG	(1,966,615)	04/24/28	0.00%	NOWA	Monthly	(71,315)
Thermo Fisher Scientific, Inc.	Morgan Stanley & Co. International PLC	(2,728,919)	01/06/27	(0.15)%	1D FEDL01	Monthly	209,073
Thermon Group Holdings, Inc.	Barclays Bank PLC	(1,394,263)	12/23/26	(0.15)%	1D OBFR01	Monthly	(67,855)
Thermon Group Holdings, Inc.	BNP Paribas SA	(2,037,397)	04/16/26	(0.15)%	1D OBFR01	Monthly	(192,161)
Thermon Group Holdings, Inc.	SG Americas Securities LLC	(748,940)	12/08/27	(0.15)%	1D OBFR01	Monthly	(136,829)
Thermon Group Holdings, Inc.	UBS AG	(514,932)	04/21/28	0.00%	1D OBFR01	Monthly	(48,567)
Thor Industries, Inc.	Bank of America N.A.	(75,607)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,332
Thor Industries, Inc.	Barclays Bank PLC	(19,580)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,009
Thule Group AB	Bank of America N.A.	(3,622,914)	02/15/28	(0.26)%	1D STIBOR	Monthly	360,716
Thule Group AB	Barclays Bank PLC	(4,763,037)	01/18/27	(0.26)%	1D STIBOR	Monthly	328,278
thyssenkrupp AG	Barclays Bank PLC	(1,602,531)	08/17/26	(0.26)%	1D ESTR	Monthly	(44,106)
thyssenkrupp AG	Morgan Stanley & Co. International PLC	(221,003)	01/06/27	(0.26)%	1D ESTR	Monthly	(3,766)
TIC Solutions, Inc.	SG Americas Securities LLC	(111,883)	12/08/27	0.00%	1D OBFR01	Monthly	2,945
Timken Co.	BNP Paribas SA	(471,465)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,167
Timken Co.	SG Americas Securities LLC	(7,970,283)	12/08/27	(0.15)%	1D OBFR01	Monthly	(200,057)
TIS, Inc.	Bank of America N.A.	(1,172,784)	02/15/28	0.00%	1D P TONA	Monthly	116,508
TIS, Inc.	Bank of America N.A.	(5,677,956)	03/15/28	(0.15)%	1D P TONA	Monthly	207,436
TIS, Inc.	Barclays Bank PLC	(2,475,228)	01/20/27	(0.18)%	1D P TONA	Monthly	109,519
TIS, Inc.	Barclays Bank PLC	(10,623,794)	05/12/27	(0.18)%	1D P TONA	Monthly	587,718
TIS, Inc.	Barclays Bank PLC	(9,188,396)	09/09/27	(0.18)%	1D P TONA	Monthly	508,311
TIS, Inc.	Citibank N.A.	(1,983,683)	02/26/26	(0.15)%	1D P TONA	Monthly	109,739
Titan America SA	Bank of America N.A.	(4,509)	02/15/28	(0.98)%	1D OBFR01	Monthly	13
Titan America SA	Barclays Bank PLC	(5,289)	12/23/26	(0.88)%	1D OBFR01	Monthly	(93)
Titan America SA	UBS AG	(42,985)	04/21/28	0.00%	1D OBFR01	Monthly	123
TKH Group NV	Bank of America N.A.	(4,953,475)	02/15/28	(0.26)%	1D ESTR	Monthly	68,288
TKH Group NV	Barclays Bank PLC	(952,513)	12/10/26	(0.26)%	1D ESTR	Monthly	4,036
TKO Group Holdings, Inc., Class A	Bank of America N.A.	(131,803)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,975
TKO Group Holdings, Inc., Class A	Barclays Bank PLC	(1,164,321)	02/16/27	(0.15)%	1D OBFR01	Monthly	(6,997)
TKO Group Holdings, Inc., Class A	BNP Paribas SA	(20,679)	01/28/28	(0.15)%	1D OBFR01	Monthly	624

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
TKO Group Holdings, Inc., Class A	Citibank N.A.	$ (7,572,319)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ (92,701)
TKO Group Holdings, Inc., Class A	SG Americas Securities LLC	(19,730,047)	12/08/27	(0.15)%	1D OBFR01	Monthly	(47,839)
TKO Group Holdings, Inc., Class A	UBS AG	(2,898,419)	04/18/28	0.00%	1D OBFR01	Monthly	87,419
TKO Group Holdings, Inc., Class A	UBS AG	(615,993)	01/14/31	0.00%	1D OBFR01	Monthly	(18,691)
Toei Co., Ltd.	Barclays Bank PLC	(3,593,177)	05/12/27	(0.20)%	1D P TONA	Monthly	(21,559)
Toei Co., Ltd.	Morgan Stanley & Co. International PLC	(1,950,375)	01/06/27	(0.25)%	1D P TONA	Monthly	(11,702)
Toei Co., Ltd.	UBS AG	(857,586)	04/03/28	0.00%	1D P TONA	Monthly	(5,146)
Toho Co., Ltd.	Bank of America N.A.	(1,154,039)	02/15/28	0.00%	1D P TONA	Monthly	24,099
Toho Co., Ltd.	Barclays Bank PLC	(4,940,853)	05/12/27	(0.15)%	1D P TONA	Monthly	95,348
Tohoku Electric Power Co., Inc.	Barclays Bank PLC	(6,161,275)	05/12/27	(0.15)%	1D P TONA	Monthly	365,009
Tohoku Electric Power Co., Inc.	Citibank N.A.	(364,629)	02/26/26	(0.15)%	1D P TONA	Monthly	22,018
Tokmanni Group Corp.	Barclays Bank PLC	(20,677)	02/19/27	(0.26)%	1D ESTR	Monthly	413
Tokmanni Group Corp.	BNP Paribas SA	(716,080)	01/13/28	(0.54)%	1D ESTR	Monthly	(5,371)
Tokmanni Group Corp.	Morgan Stanley & Co. International PLC	(931,880)	01/04/27	(0.26)%	1D ESTR	Monthly	26,946
Tokmanni Group Corp.	SG Americas Securities LLC	(1,862,281)	12/08/27	(0.26)%	1D ESTR	Monthly	(14,794)
Tokyo Electron Device Ltd.	Barclays Bank PLC	(2,349,238)	05/12/27	(0.20)%	1D P TONA	Monthly	79,821
Tokyo Gas Co. Ltd.	Barclays Bank PLC	(3,912,727)	01/26/27	(0.15)%	1D P TONA	Monthly	(93,489)
Tokyo Gas Co. Ltd.	Barclays Bank PLC	(1,230,934)	05/12/27	(0.15)%	1D P TONA	Monthly	(33,486)
Tokyo Kiraboshi Financial Group, Inc.	Bank of America N.A.	(480,770)	02/15/28	(0.25)%	1D P TONA	Monthly	(15,430)
Tokyo Kiraboshi Financial Group, Inc.	Barclays Bank PLC	(1,384,686)	05/12/27	(0.20)%	1D P TONA	Monthly	(38,624)
Tokyo Kiraboshi Financial Group, Inc.	BNP Paribas SA	(139,170)	03/24/27	(0.25)%	1D TONA	Monthly	(4,467)
Tokyo Metro Co., Ltd.	Barclays Bank PLC	(990,674)	01/26/27	(1.00)%	1D P TONA	Monthly	17,924
Tokyo Metro Co., Ltd.	Barclays Bank PLC	(5,337,402)	05/12/27	(1.00)%	1D P TONA	Monthly	96,727
Tokyo Metro Co., Ltd.	Barclays Bank PLC	(13,013,997)	09/09/27	(1.00)%	1D P TONA	Monthly	235,845
Tokyo Metro Co., Ltd.	BNP Paribas SA	(181,988)	09/09/26	(2.50)%	1D TONA	Monthly	(2,739)
Tokyo Metro Co., Ltd.	Citibank N.A.	(1,296,288)	02/26/26	(3.80)%	1D P TONA	Monthly	23,492
Tokyo Metro Co., Ltd.	Citibank N.A.	(1,627,973)	02/26/26	(3.74)%	1D P TONA	Monthly	29,503
Tokyo Metro Co., Ltd.	Morgan Stanley & Co. International PLC	(2,122,781)	01/06/27	(4.31)%	1D P TONA	Monthly	38,470
Tokyo Metro Co., Ltd.	Morgan Stanley & Co. International PLC	(544,833)	01/07/27	(4.30)%	1D P TONA	Monthly	9,874
Tokyo Metro Co., Ltd.	UBS AG	(2,034,474)	04/18/28	0.00%	1D P TONA	Monthly	(30,617)
Tokyo Metro Co., Ltd.	UBS AG	(3,049,607)	09/03/29	0.00%	1D P TONA	Monthly	(45,894)
Tokyo Ohka Kogyo Co., Ltd.	Bank of America N.A.	(3,759,795)	02/15/28	0.00%	1D P TONA	Monthly	(493,067)
Tokyo Ohka Kogyo Co., Ltd.	Bank of America N.A.	(1,627,436)	03/15/28	0.00%	1D P TONA	Monthly	(213,425)
Tokyo Ohka Kogyo Co., Ltd.	Barclays Bank PLC	(11,436,048)	05/12/27	(0.20)%	1D P TONA	Monthly	(973,244)
Tokyo Ohka Kogyo Co., Ltd.	Barclays Bank PLC	(13,737,178)	09/09/27	(0.20)%	1D P TONA	Monthly	(1,169,077)
Tokyo Steel Manufacturing Co. Ltd.	Bank of America N.A.	(1,314,285)	02/15/28	(0.15)%	1D P TONA	Monthly	89,913
Tokyo Steel Manufacturing Co. Ltd.	Barclays Bank PLC	(2,013,608)	05/12/27	(0.15)%	1D P TONA	Monthly	159,474
Tokyu Corp.	Barclays Bank PLC	(7,190,966)	01/20/27	(0.20)%	1D P TONA	Monthly	132,722
Tokyu Corp.	Barclays Bank PLC	(9,640,513)	05/12/27	(0.20)%	1D P TONA	Monthly	310,728
Tokyu Corp.	Citibank N.A.	(49,026)	02/26/26	(0.15)%	1D P TONA	Monthly	1,655
Tokyu Corp.	UBS AG	(3,499,333)	09/03/29	0.00%	1D P TONA	Monthly	8,558
Tokyu REIT, Inc.	Barclays Bank PLC	(899,579)	05/12/27	(0.20)%	1D P TONA	Monthly	2,779
TOMRA Systems ASA	Barclays Bank PLC	(1,075,632)	12/11/26	(0.26)%	NOWA	Monthly	11,180
Tomy Co., Ltd.	Barclays Bank PLC	(12,569,035)	05/12/27	(0.16)%	1D P TONA	Monthly	497,674
Tootsie Roll Industries, Inc.	BNP Paribas SA	(1,089,472)	04/16/26	(0.15)%	1D OBFR01	Monthly	(2,306)
Tootsie Roll Industries, Inc.	Morgan Stanley & Co. International PLC	(928,101)	01/04/27	(0.15)%	1D FEDL01	Monthly	(3,937)
Tootsie Roll Industries, Inc.	SG Americas Securities LLC	(1,873,174)	12/08/27	(0.17)%	1D OBFR01	Monthly	(53,403)
TopBuild Corp.	Bank of America N.A.	(390,480)	02/15/28	(0.15)%	1D OBFR01	Monthly	20,721
TOPPAN Holdings, Inc.	Bank of America N.A.	(5,884,104)	02/15/28	0.00%	1D P TONA	Monthly	(262,956)
TOPPAN Holdings, Inc.	Bank of America N.A.	(869,310)	03/15/28	0.00%	1D P TONA	Monthly	(38,849)
TOPPAN Holdings, Inc.	Bank of America N.A.	(4,527,236)	03/15/28	(0.15)%	1D P TONA	Monthly	(87,692)
TOPPAN Holdings, Inc.	Barclays Bank PLC	(3,737,669)	01/26/27	(0.19)%	1D P TONA	Monthly	61,789
TOPPAN Holdings, Inc.	Barclays Bank PLC	(3,511,630)	05/12/27	(0.19)%	1D P TONA	Monthly	58,156
TOPPAN Holdings, Inc.	Barclays Bank PLC	(17,821,991)	09/09/27	(0.19)%	1D P TONA	Monthly	295,147
TOPPAN Holdings, Inc.	BNP Paribas SA	(7,847,444)	09/09/26	(0.25)%	1D TONA	Monthly	(350,696)
TOPPAN Holdings, Inc.	BNP Paribas SA	(2,637,498)	03/24/27	(0.25)%	1D TONA	Monthly	(117,868)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
TOPPAN Holdings, Inc.	Citibank N.A.	$ (4,146,110)	02/26/26	(0.16)%	1D P TONA	Monthly	$ 68,663
TOPPAN Holdings, Inc.	Citibank N.A.	(10,924,372)	02/26/26	(0.21)%	1D P TONA	Monthly	180,917
TOPPAN Holdings, Inc.	UBS AG	(490,040)	01/06/31	0.00%	1D P TONA	Monthly	(16,552)
Torex Gold Resources, Inc.	Morgan Stanley & Co. International PLC	(3,300,023)	01/04/27	(0.20)%	CABROVER	Monthly	566,755
Torex Gold Resources, Inc.	Morgan Stanley & Co. International PLC	(3,962,980)	01/06/27	(0.20)%	CABROVER	Monthly	680,613
Toro Co.	Bank of America N.A.	(4,491,796)	02/15/28	(0.15)%	1D OBFR01	Monthly	(54,747)
Toromont Industries Ltd.	Morgan Stanley & Co. International PLC	(7,425,134)	01/06/27	(0.20)%	CABROVER	Monthly	334,403
Toromont Industries Ltd.	SG Americas Securities LLC	(12,422)	12/08/27	(0.20)%	CABROVER	Monthly	(316)
Toronto-Dominion Bank	Morgan Stanley & Co. International PLC	(15,223,163)	01/06/27	(0.20)%	CABROVER	Monthly	384,777
TotalEnergies SE	Bank of America N.A.	(24,031,100)	02/15/28	0.00%	1D ESTR	Monthly	(1,955,151)
TotalEnergies SE	Citibank N.A.	(25,220,507)	07/06/26	0.00%	1D ESTR	Monthly	(1,813,691)
TotalEnergies SE	Morgan Stanley & Co. International PLC	(4,920,057)	01/06/27	(0.26)%	1D ESTR	Monthly	(90,295)
TOTO Ltd.	Bank of America N.A.	(925,485)	03/15/28	(0.15)%	1D P TONA	Monthly	20,332
TOTO Ltd.	UBS AG	(257,760)	09/03/29	0.00%	1D P TONA	Monthly	(9,386)
Tourmaline Oil Corp.	Morgan Stanley & Co. International PLC	(21,340,241)	01/04/27	(0.20)%	CABROVER	Monthly	(1,002,003)
Tourmaline Oil Corp.	Morgan Stanley & Co. International PLC	(949,270)	01/06/27	(0.20)%	CABROVER	Monthly	(27,186)
Towa Pharmaceutical Co. Ltd.	Barclays Bank PLC	(451,089)	05/12/27	(0.15)%	1D P TONA	Monthly	6,239
Towa Pharmaceutical Co. Ltd.	Citibank N.A.	(196,858)	02/26/26	(0.15)%	1D P TONA	Monthly	1,217
Toyo Suisan Kaisha Ltd.	Bank of America N.A.	(1,719,204)	02/15/28	0.00%	1D P TONA	Monthly	(1,452)
Toyo Suisan Kaisha Ltd.	Bank of America N.A.	(2,539,571)	03/15/28	0.00%	1D P TONA	Monthly	(2,145)
Toyo Suisan Kaisha Ltd.	Barclays Bank PLC	(8,525,200)	05/12/27	(0.20)%	1D P TONA	Monthly	114,691
Toyo Suisan Kaisha Ltd.	Citibank N.A.	(4,870,509)	02/26/26	(0.16)%	1D P TONA	Monthly	65,524
Toyo Suisan Kaisha Ltd.	Citibank N.A.	(9,342,983)	02/26/26	(0.17)%	1D P TONA	Monthly	125,693
Toyo Suisan Kaisha Ltd.	JPMorgan Chase Bank N.A.	(159,764)	02/10/26	(0.25)%	1D P TONA	Monthly	(4,448)
Toyo Suisan Kaisha Ltd.	JPMorgan Chase Bank N.A.	(701,570)	02/10/26	(0.68)%	1D P TONA	Monthly	(19,535)
Toyo Suisan Kaisha Ltd.	SG Americas Securities LLC	(28,813,001)	12/08/27	(0.11)%	1D P TONA	Monthly	(802,273)
Toyo Suisan Kaisha Ltd.	SG Americas Securities LLC	(1,493,441)	12/08/27	(0.25)%	1D P TONA	Monthly	(41,584)
Toyo Tanso Co., Ltd.	Barclays Bank PLC	(10,431,882)	05/12/27	(0.20)%	1D P TONA	Monthly	358,957
Toyo Tanso Co., Ltd.	BNP Paribas SA	(358,516)	03/24/27	(0.25)%	1D TONA	Monthly	19,608
Toyo Tanso Co., Ltd.	Morgan Stanley & Co. International PLC	(2,489,532)	01/06/27	(0.25)%	1D P TONA	Monthly	85,726
Toyota Boshoku Corp.	Barclays Bank PLC	(6,873,740)	05/12/27	(0.15)%	1D P TONA	Monthly	113,310
Toyota Tsusho Corp.	Bank of America N.A.	(2,465,270)	02/15/28	(0.15)%	1D P TONA	Monthly	196,353
Toyota Tsusho Corp.	Bank of America N.A.	(1,946,891)	03/15/28	(0.15)%	1D P TONA	Monthly	155,065
Toyota Tsusho Corp.	Barclays Bank PLC	(6,596,681)	09/09/27	(0.20)%	1D P TONA	Monthly	70,357
Toyota Tsusho Corp.	Citibank N.A.	(19,702,746)	02/26/26	(0.18)%	1D P TONA	Monthly	207,536
Toyota Tsusho Corp.	Citibank N.A.	(12,538,112)	02/26/26	(0.23)%	1D P TONA	Monthly	133,725
Toyota Tsusho Corp.	JPMorgan Chase Bank N.A.	(2,841,928)	02/10/26	(0.15)%	1D P TONA	Monthly	(78,893)
Toyota Tsusho Corp.	JPMorgan Chase Bank N.A.	(4,982,233)	02/10/26	(0.15)%	1D P TONA	Monthly	(138,309)
Toyota Tsusho Corp.	SG Americas Securities LLC	(45,080,592)	12/08/27	(0.10)%	1D P TONA	Monthly	(734,789)
Toyota Tsusho Corp.	SG Americas Securities LLC	(17,658,052)	12/08/27	(0.10)%	1D P TONA	Monthly	(300,266)
TPG, Inc., Class A	BNP Paribas SA	(9,057,233)	04/16/26	(0.15)%	1D OBFR01	Monthly	1,125,590
Tractor Supply Co.	Bank of America N.A.	(841,723)	02/15/28	(0.15)%	1D OBFR01	Monthly	52,982
Tractor Supply Co.	Morgan Stanley & Co. International PLC	(870,288)	01/06/27	(0.15)%	1D FEDL01	Monthly	45,421
Trade Desk, Inc., Class A	BNP Paribas SA	(28,508)	01/24/28	(0.15)%	1D OBFR01	Monthly	(2)
Tradeweb Markets, Inc., Class A	BNP Paribas SA	(2,538,826)	04/16/26	(0.15)%	1D OBFR01	Monthly	25,361
TransAlta Corp.	BNP Paribas SA	(622,763)	01/24/28	(0.20)%	CABROVER	Monthly	13,645
Transcontinental, Inc., Class A	Barclays Bank PLC	(609,898)	12/23/26	(0.20)%	CABROVER	Monthly	(2,918)
TransDigm Group, Inc.	Bank of America N.A.	(1,334,545)	02/15/28	(0.15)%	1D OBFR01	Monthly	(3,060)
TransDigm Group, Inc.	Barclays Bank PLC	(27,788,065)	12/23/26	(0.15)%	1D OBFR01	Monthly	(97,501)
Transocean Ltd.	Barclays Bank PLC	(114,205)	12/23/26	(0.15)%	1D OBFR01	Monthly	(6,561)
TransUnion	Barclays Bank PLC	(1,236,905)	02/16/27	(0.15)%	1D OBFR01	Monthly	94,513
TransUnion	UBS AG	(1,861,161)	04/18/28	0.00%	1D OBFR01	Monthly	41,330

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
TransUnion	UBS AG	$ (489,774)	01/14/31	0.00%	1D OBFR01	Monthly	$ 12,967
Transurban Group	BNP Paribas SA	(4,574,161)	09/07/26	(0.25)%	1D AONIA	Monthly	(3,516)
Travel + Leisure Co.	BNP Paribas SA	(323,787)	01/28/28	(0.15)%	1D OBFR01	Monthly	10,231
Travel + Leisure Co.	SG Americas Securities LLC	(3,793,651)	12/08/27	(0.15)%	1D OBFR01	Monthly	274,301
Travel + Leisure Co.	UBS AG	(14,696)	01/14/31	0.00%	1D OBFR01	Monthly	788
Travelers Cos, Inc.	Barclays Bank PLC	(1,400,559)	02/16/27	(0.15)%	1D OBFR01	Monthly	(23,698)
Travelers Cos, Inc.	BNP Paribas SA	(184,283)	01/28/28	(0.15)%	1D OBFR01	Monthly	(10,322)
Travis Perkins PLC	UBS AG	(114,513)	04/24/28	0.00%	1D SONIA	Monthly	6,443
TRE Holdings Corp.	Barclays Bank PLC	(5,483,339)	05/12/27	(0.17)%	1D P TONA	Monthly	14,580
TRE Holdings Corp.	Morgan Stanley & Co. International PLC	(571,923)	01/06/27	(0.25)%	1D P TONA	Monthly	1,521
Trelleborg AB, Class B	SG Americas Securities LLC	(3,129,273)	12/08/27	(0.17)%	1D STIBOR	Monthly	194,946
Trend Micro, Inc.	Bank of America N.A.	(8,159,015)	03/15/28	(0.15)%	1D P TONA	Monthly	313,428
Trend Micro, Inc.	Barclays Bank PLC	(2,303,700)	01/20/27	0.00%	1D P TONA	Monthly	1,020
Trevi Therapeutics, Inc.	UBS AG	(407,869)	04/21/28	0.00%	1D OBFR01	Monthly	10,993
Trex Co., Inc.	UBS AG	(6,609,026)	04/21/28	0.00%	1D OBFR01	Monthly	252,091
Tri Chemical Laboratories, Inc.	Barclays Bank PLC	(16,821,692)	05/12/27	(0.20)%	1D P TONA	Monthly	262,933
Trigano SA	Morgan Stanley & Co. International PLC	(8,491,313)	01/04/27	(0.26)%	1D ESTR	Monthly	261,870
TriMas Corp.	Barclays Bank PLC	(468,640)	02/16/27	(0.15)%	1D OBFR01	Monthly	(6,145)
Trimble, Inc.	Bank of America N.A.	(255,296)	02/15/28	(0.15)%	1D OBFR01	Monthly	28,633
Trimble, Inc.	Barclays Bank PLC	(30,093)	02/16/27	(0.15)%	1D OBFR01	Monthly	1,633
Trimble, Inc.	BNP Paribas SA	(426,635)	01/28/28	(0.15)%	1D OBFR01	Monthly	14,680
TripAdvisor, Inc.	SG Americas Securities LLC	(8,438,825)	12/08/27	(0.15)%	1D OBFR01	Monthly	881,414
Trisura Group Ltd.	BNP Paribas SA	(801,551)	05/18/26	(0.20)%	CABROVER	Monthly	47,841
Triumph Financial, Inc.	Bank of America N.A.	(915,020)	02/15/28	(0.15)%	1D OBFR01	Monthly	96,174
Triumph Financial, Inc.	BNP Paribas SA	(1,446,459)	04/16/26	(0.15)%	1D OBFR01	Monthly	147,436
Triumph Financial, Inc.	Goldman Sachs Bank USA	(377,880)	08/19/26	(0.15)%	1D FEDL01	Monthly	39,718
Triumph Financial, Inc.	SG Americas Securities LLC	(4,724,274)	12/08/27	(0.15)%	1D OBFR01	Monthly	357,373
Tsuburaya Fields Holdings, Inc.	Barclays Bank PLC	(988,366)	05/12/27	(3.50)%	1D P TONA	Monthly	(24,624)
Tsuburaya Fields Holdings, Inc.	BNP Paribas SA	(914,939)	03/24/27	(0.25)%	1D TONA	Monthly	(6,822)
Tsuburaya Fields Holdings, Inc.	Morgan Stanley & Co. International PLC	(278,592)	01/06/27	(0.81)%	1D P TONA	Monthly	(6,941)
Tsuburaya Fields Holdings, Inc.	UBS AG	(323,404)	04/03/28	0.00%	1D P TONA	Monthly	(2,411)
Tsumura & Co.	Barclays Bank PLC	(2,343,073)	05/12/27	(0.15)%	1D P TONA	Monthly	22,097
Tuas Ltd.	BNP Paribas SA	(601,146)	03/22/27	(0.25)%	1D AONIA	Monthly	21,068
TV Asahi Holdings Corp.	Barclays Bank PLC	(713,844)	05/12/27	(0.15)%	1D P TONA	Monthly	(19,284)
TV Asahi Holdings Corp.	Morgan Stanley & Co. International PLC	(245,454)	01/06/27	(0.25)%	1D P TONA	Monthly	(6,631)
Tyler Technologies, Inc.	Bank of America N.A.	(508,628)	02/15/28	(0.15)%	1D OBFR01	Monthly	77,539
Tyler Technologies, Inc.	Barclays Bank PLC	(33,925)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,481
Tyler Technologies, Inc.	BNP Paribas SA	(617,738)	01/28/28	0.00%	1D OBFR01	Monthly	80,261
Tyler Technologies, Inc.	UBS AG	(6,361,207)	04/18/28	0.00%	1D OBFR01	Monthly	1,094,301
UACJ Corp.	Barclays Bank PLC	(1,854,495)	05/12/27	(0.15)%	1D P TONA	Monthly	(63,800)
UBE Corp.	Barclays Bank PLC	(11,186,492)	05/12/27	(0.20)%	1D P TONA	Monthly	108,409
Ubiquiti, Inc.	Citibank N.A.	(293,599)	02/24/28	(0.15)%	1D OBFR01	Monthly	5,758
Ubiquiti, Inc.	UBS AG	(1,623,515)	01/22/31	0.00%	1D OBFR01	Monthly	2,340
UCB SA	Bank of America N.A.	(303,888)	02/15/28	(0.26)%	1D ESTR	Monthly	(2,056)
UDR, Inc.	Bank of America N.A.	(3,389,377)	02/15/28	(0.15)%	1D OBFR01	Monthly	(22,591)
UDR, Inc.	Barclays Bank PLC	(3,697,323)	02/16/27	(0.15)%	1D OBFR01	Monthly	39,386
UDR, Inc.	UBS AG	(25,200,174)	04/18/28	0.00%	1D OBFR01	Monthly	(48,191)
UDR, Inc.	UBS AG	(1,073,029)	01/14/31	0.00%	1D OBFR01	Monthly	11,357
UFP Technologies, Inc.	BNP Paribas SA	(131,768)	04/16/26	(0.15)%	1D OBFR01	Monthly	3,185
UGI Corp.	Barclays Bank PLC	(412,700)	02/23/27	(0.15)%	1D OBFR01	Monthly	570
UGI Corp.	SG Americas Securities LLC	(230,480)	12/08/27	0.05%	1D OBFR01	Monthly	2,936
U-Haul Holding Co.	SG Americas Securities LLC	(110,328)	12/08/27	0.05%	1D OBFR01	Monthly	371
UL Solutions, Inc., Class A	Barclays Bank PLC	(579,784)	12/23/26	(0.15)%	1D OBFR01	Monthly	14,783
Ulta Beauty, Inc.	SG Americas Securities LLC	(14,888,546)	12/08/27	(0.13)%	1D OBFR01	Monthly	229,726
UMB Financial Corp.	Barclays Bank PLC	(11,254,174)	12/23/26	(0.15)%	1D OBFR01	Monthly	(186,265)
UMH Properties, Inc.	SG Americas Securities LLC	(18,724,953)	12/08/27	(0.15)%	1D OBFR01	Monthly	529,210
U-Next Holdings Co. Ltd.	UBS AG	(688,723)	04/03/28	0.00%	1D P TONA	Monthly	7,355
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
UniFirst Corp.	BNP Paribas SA	$ (5,110,311)	04/16/26	(0.15)%	1D OBFR01	Monthly	$ (129,454)
Unilever PLC	Bank of America N.A.	(18,498,121)	02/15/28	0.00%	1D SONIA	Monthly	(395,748)
Unilever PLC	UBS AG	(477,716)	04/18/28	0.00%	1D SONIA	Monthly	(3,252)
Unilever PLC	UBS AG	(25,957,730)	09/03/29	0.00%	1D SONIA	Monthly	(1,028,370)
Union Tool Co.	BNP Paribas SA	(184,906)	03/24/27	(0.05)%	1D TONA	Monthly	(1,578)
Union Tool Co.	Morgan Stanley & Co. International PLC	(4,389,099)	01/06/27	(0.25)%	1D P TONA	Monthly	133,272
UNITE Group PLC	UBS AG	(112,968)	04/24/28	0.00%	1D SONIA	Monthly	2
United Bankshares, Inc.	BNP Paribas SA	(1,298,022)	04/16/26	(0.15)%	1D OBFR01	Monthly	(18,229)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	(11,110,631)	01/06/27	(0.30)%	SORA	Monthly	(212,642)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	(369,664)	01/07/27	(0.30)%	SORA	Monthly	(7,075)
United Overseas Bank Ltd.	SG Americas Securities LLC	(10,657,782)	12/08/27	(0.30)%	SORA	Monthly	(689,602)
United Parcel Service, Inc., Class B	UBS AG	(14,261,686)	04/18/28	0.00%	1D OBFR01	Monthly	311,283
United Parks & Resorts, Inc.	SG Americas Securities LLC	(11,486,724)	12/08/27	(0.15)%	1D OBFR01	Monthly	(166,893)
United Rentals, Inc.	BNP Paribas SA	(2,878,653)	04/16/26	(0.15)%	1D OBFR01	Monthly	268,137
United Rentals, Inc.	BNP Paribas SA	(3,353,582)	01/24/28	(0.15)%	1D OBFR01	Monthly	610,116
United States Antimony Corp.	SG Americas Securities LLC	(136,129)	12/08/27	(0.15)%	1D OBFR01	Monthly	1,470
UnitedHealth Group, Inc.	Morgan Stanley & Co. International PLC	(1,305,950)	01/06/27	(0.15)%	1D FEDL01	Monthly	248,900
Uniti Group, Inc.	Barclays Bank PLC	(1,626,412)	12/23/26	(0.15)%	1D OBFR01	Monthly	(133,243)
Uniti Group, Inc.	SG Americas Securities LLC	(5,269,432)	12/08/27	(0.15)%	1D OBFR01	Monthly	(736,277)
Unitil Corp.	SG Americas Securities LLC	(115,667)	12/08/27	(0.15)%	1D OBFR01	Monthly	(3,972)
Unity Software, Inc.	Barclays Bank PLC	(405,524)	02/23/27	(0.15)%	1D OBFR01	Monthly	32,054
Universal Display Corp.	UBS AG	(217,694)	01/22/31	0.00%	1D OBFR01	Monthly	(5)
Universal Health Services, Inc.	Bank of America N.A.	(577,521)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,930
Universal Health Services, Inc.	Barclays Bank PLC	(3,167,323)	02/16/27	(0.15)%	1D OBFR01	Monthly	53,026
Universal Health Services, Inc.	BNP Paribas SA	(499,653)	01/28/28	0.00%	1D OBFR01	Monthly	7,170
Universal Health Services, Inc.	UBS AG	(1,545,761)	01/14/31	0.00%	1D OBFR01	Monthly	5,317
Universal Music Group NV	Barclays Bank PLC	(12,733,920)	12/10/26	(0.26)%	1D ESTR	Monthly	99,199
Universal Music Group NV	Barclays Bank PLC	(2,885,676)	02/26/27	(0.26)%	1D ESTR	Monthly	18,791
Universal Music Group NV	UBS AG	(26,391,037)	09/03/29	0.00%	1D ESTR	Monthly	1,179,529
Universal Technical Institute, Inc.	Bank of America N.A.	(504,417)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,954
Universal Technical Institute, Inc.	BNP Paribas SA	(641,978)	01/28/28	(0.10)%	1D OBFR01	Monthly	468
Universal Technical Institute, Inc.	UBS AG	(20,466)	01/14/31	0.00%	1D OBFR01	Monthly	(44)
UPM-Kymmene OYJ	Bank of America N.A.	(2,533,753)	02/15/28	(0.26)%	1D ESTR	Monthly	138,497
UPM-Kymmene OYJ	BNP Paribas SA	(11,473,650)	03/24/27	(0.26)%	1D ESTR	Monthly	627,158
UPM-Kymmene OYJ	BNP Paribas SA	(11,748,027)	01/19/28	(0.26)%	1D ESTR	Monthly	550,863
UPM-Kymmene OYJ	JPMorgan Chase Bank N.A.	(1,147,133)	02/10/26	(0.26)%	1D ESTR	Monthly	53,374
UPM-Kymmene OYJ	Morgan Stanley & Co. International PLC	(5,514,605)	01/04/27	(0.26)%	1D ESTR	Monthly	258,736
UPM-Kymmene OYJ	UBS AG	(14,843,505)	09/03/29	0.00%	1D ESTR	Monthly	811,357
Upstart Holdings, Inc.	BNP Paribas SA	(3,210,132)	01/28/28	0.00%	1D OBFR01	Monthly	240,869
Uranium Energy Corp.	Barclays Bank PLC	(409,076)	12/23/26	(0.15)%	1D OBFR01	Monthly	53,967
Uranium Energy Corp.	BNP Paribas SA	(514,395)	01/28/28	(0.15)%	1D OBFR01	Monthly	(30)
US Foods Holding Corp.	Barclays Bank PLC	(3,802,884)	12/23/26	(0.15)%	1D OBFR01	Monthly	(64,709)
US Foods Holding Corp.	Barclays Bank PLC	(2,212,356)	02/23/27	(0.15)%	1D OBFR01	Monthly	(46,806)
UWM Holdings Corp., Class A	Morgan Stanley & Co. International PLC	(529,407)	01/04/27	(0.15)%	1D FEDL01	Monthly	81,237
Vail Resorts, Inc.	Barclays Bank PLC	(850)	12/23/26	(0.15)%	1D OBFR01	Monthly	52
Vail Resorts, Inc.	Barclays Bank PLC	(1,011,918)	02/23/27	(0.15)%	1D OBFR01	Monthly	61,399
Valero Energy Corp.	UBS AG	(1,981,084)	01/22/31	0.00%	1D OBFR01	Monthly	12,024
Valley National Bancorp	Morgan Stanley & Co. International PLC	(13,568,898)	01/06/27	(0.15)%	1D FEDL01	Monthly	(65,656)
Valmet OYJ	SG Americas Securities LLC	(788)	12/08/27	(0.26)%	1D ESTR	Monthly	—
Valmont Industries, Inc.	UBS AG	(76,190)	01/22/31	0.00%	1D OBFR01	Monthly	—
VanEck Gold Miners ETF	Bank of America N.A.	(3,695,124)	02/15/28	(0.15)%	1D OBFR01	Monthly	275,475
VanEck Gold Miners ETF	Barclays Bank PLC	(1,587,655)	02/16/27	(0.38)%	1D OBFR01	Monthly	177,386
VanEck Gold Miners ETF	BNP Paribas SA	(1,121,485)	01/28/28	(0.15)%	1D OBFR01	Monthly	110,342
VanEck Gold Miners ETF	UBS AG	(728,361)	01/14/31	0.00%	1D OBFR01	Monthly	116,626

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
VanEck Junior Gold Miners ETF	Bank of America N.A.	$ (4,255,290)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ 396,215
VanEck Junior Gold Miners ETF	BNP Paribas SA	(1,085,560)	01/28/28	0.00%	1D OBFR01	Monthly	137,512
VanEck Junior Gold Miners ETF	UBS AG	(1,718,807)	01/14/31	0.00%	1D OBFR01	Monthly	137,652
Vanguard Russell 2000 ETF	Bank of America N.A.	(64,983,317)	02/15/28	(2.62)%	1D OBFR01	Monthly	1,375,882
Vanguard Russell 2000 ETF	BNP Paribas SA	(128,884,720)	01/28/28	(1.54)%	1D OBFR01	Monthly	2,568,699
Vanguard Russell 2000 ETF	UBS AG	(94,539,563)	01/14/31	0.00%	1D OBFR01	Monthly	2,052,583
Varonis Systems, Inc.	BNP Paribas SA	(109,330)	04/16/26	(0.15)%	1D OBFR01	Monthly	9,187
VAT Group AG	JPMorgan Chase Bank N.A.	(9,010,712)	02/10/26	(0.26)%	SSARON	Monthly	(1,385,096)
VAT Group AG	JPMorgan Chase Bank N.A.	(23,396,687)	02/10/26	(0.26)%	SSARON	Monthly	(3,596,459)
VAT Group AG	UBS AG	(4,911,251)	04/18/28	0.00%	SSARON	Monthly	34,094
Vault Minerals Ltd.	BNP Paribas SA	(1,265,375)	01/14/28	(0.25)%	1D AONIA	Monthly	80,094
Venture Global, Inc., Class A	Barclays Bank PLC	(413,472)	12/23/26	(2.50)%	1D OBFR01	Monthly	(12,721)
Verbund AG	Bank of America N.A.	(448,734)	02/15/28	(0.26)%	1D ESTR	Monthly	7,821
Verbund AG	Barclays Bank PLC	(2,866,718)	08/17/26	(0.26)%	1D ESTR	Monthly	(54,361)
Verbund AG	Barclays Bank PLC	(1,944,715)	02/26/27	(0.26)%	1D ESTR	Monthly	(36,937)
Verbund AG	BNP Paribas SA	(10,091,703)	08/17/26	(0.26)%	1D ESTR	Monthly	175,886
Verbund AG	JPMorgan Chase Bank N.A.	(1,307,609)	02/10/26	(0.26)%	1D ESTR	Monthly	34,911
Verbund AG	Morgan Stanley & Co. International PLC	(998,562)	01/06/27	(0.26)%	1D ESTR	Monthly	(18,936)
Verbund AG	UBS AG	(74,677)	04/18/28	0.00%	1D ESTR	Monthly	1,302
Verbund AG	UBS AG	(16,814,594)	09/03/29	0.00%	1D ESTR	Monthly	242,812
Verbund AG	UBS AG	(671,637)	01/20/31	0.00%	1D ESTR	Monthly	(12,736)
VeriSign, Inc.	BNP Paribas SA	(1,355,190)	01/28/28	0.00%	1D OBFR01	Monthly	202
Verisk Analytics, Inc., Class A	Bank of America N.A.	(1,145,683)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,457
Verisk Analytics, Inc., Class A	Barclays Bank PLC	(866,791)	02/16/27	(0.15)%	1D OBFR01	Monthly	5,867
Verisk Analytics, Inc., Class A	BNP Paribas SA	(1,440,113)	01/28/28	(0.10)%	1D OBFR01	Monthly	4,007
Verisk Analytics, Inc., Class A	UBS AG	(2,458,542)	01/14/31	0.00%	1D OBFR01	Monthly	(10,717)
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	(6,405,020)	01/06/27	(0.15)%	1D FEDL01	Monthly	(817,993)
Versant Media Group, Inc.	BNP Paribas SA	(619,861)	04/16/26	(0.15)%	1D OBFR01	Monthly	(429)
Vertex Pharmaceuticals, Inc.	SG Americas Securities LLC	(8,910,299)	12/08/27	(0.15)%	1D OBFR01	Monthly	(4,174)
Vertex, Inc., Class A	Barclays Bank PLC	(2,070,720)	12/23/26	(0.15)%	1D OBFR01	Monthly	110,931
Vesuvius PLC	Morgan Stanley & Co. International PLC	(2,380,616)	01/04/27	(0.25)%	1D SONIA	Monthly	96,417
VF Corp.	SG Americas Securities LLC	(548,352)	12/08/27	0.00%	1D OBFR01	Monthly	14,113
VGP NV	SG Americas Securities LLC	(1,494,298)	12/08/27	(0.26)%	1D ESTR	Monthly	16,308
VGP NV	UBS AG	(1,814,310)	04/24/28	0.00%	1D ESTR	Monthly	19,801
Viasat, Inc.	SG Americas Securities LLC	(2,286,108)	12/08/27	(0.15)%	1D OBFR01	Monthly	(351,142)
Viatris, Inc.	BNP Paribas SA	(1,038,985)	01/28/28	0.08%	1D OBFR01	Monthly	(3,149)
Viatris, Inc.	UBS AG	(25,487)	01/14/31	0.00%	1D OBFR01	Monthly	(496)
Vicat SACA	Bank of America N.A.	(717,152)	02/15/28	(0.26)%	1D ESTR	Monthly	2,091
Vicat SACA	Barclays Bank PLC	(4,373,410)	12/10/26	(0.26)%	1D ESTR	Monthly	89,256
Vicat SACA	Morgan Stanley & Co. International PLC	(3,141,269)	01/04/27	(0.26)%	1D ESTR	Monthly	64,110
Vicinity Ltd.	Barclays Bank PLC	(1,932,792)	01/20/27	(0.25)%	1D AONIA	Monthly	28,732
Vicinity Ltd.	Barclays Bank PLC	(3,021,421)	01/27/27	(0.25)%	1D AONIA	Monthly	83,858
Vicinity Ltd.	Barclays Bank PLC	(8,998,284)	05/12/27	(0.25)%	1D AONIA	Monthly	250,006
Vicinity Ltd.	Barclays Bank PLC	(7,253,376)	09/09/27	(0.25)%	1D AONIA	Monthly	201,526
Vicinity Ltd.	BNP Paribas SA	(14,318,449)	09/07/26	(0.25)%	1D AONIA	Monthly	289,213
Vicinity Ltd.	BNP Paribas SA	(8,959,823)	03/22/27	(0.25)%	1D AONIA	Monthly	173,810
Vicinity Ltd.	BNP Paribas SA	(1,994,169)	01/14/28	(0.25)%	1D AONIA	Monthly	53,161
Vicor Corp.	Barclays Bank PLC	(164,092)	02/23/27	(0.15)%	1D OBFR01	Monthly	3,268
Vicor Corp.	SG Americas Securities LLC	(106,110)	12/08/27	0.00%	1D OBFR01	Monthly	(2)
Victrex PLC	Bank of America N.A.	(437,305)	02/15/28	(0.25)%	1D SONIA	Monthly	28,655
Victrex PLC	SG Americas Securities LLC	(551,081)	12/08/27	(0.25)%	1D SONIA	Monthly	12,319
Vidrala SA	Bank of America N.A.	(2,946,480)	02/15/28	(0.26)%	1D ESTR	Monthly	123,717
Vidrala SA	BNP Paribas SA	(622,143)	03/17/27	(0.26)%	1D ESTR	Monthly	26,123
Vidrala SA	Goldman Sachs Bank USA	(932,069)	08/19/26	(0.26)%	1D ESTR	Monthly	39,136
Vidrala SA	UBS AG	(906,878)	04/24/28	0.00%	1D ESTR	Monthly	38,078
Vimian Group AB	Barclays Bank PLC	(327,407)	01/18/27	(1.25)%	1D STIBOR	Monthly	23,381
Vimian Group AB	BNP Paribas SA	(270,935)	11/17/27	(1.40)%	1D STIBOR	Monthly	37,075
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Vimian Group AB	Goldman Sachs Bank USA	$ (365,115)	08/19/26	(1.43)%	1D STIBOR	Monthly	$ 49,963
Vimian Group AB	Morgan Stanley & Co. International PLC	(10)	01/04/27	(1.50)%	1D STIBOR	Monthly	1
Vimian Group AB	SG Americas Securities LLC	(275,999)	12/08/27	(1.15)%	1D STIBOR	Monthly	46,090
Viper Energy, Inc., Class A	SG Americas Securities LLC	(26,596,865)	12/08/27	(0.15)%	1D OBFR01	Monthly	(4,425,484)
Virbac SACA	Barclays Bank PLC	(1,359,333)	12/10/26	(0.26)%	1D ESTR	Monthly	54,951
Visa, Inc., Class A	Barclays Bank PLC	(152,410)	02/16/27	(0.15)%	1D OBFR01	Monthly	2,116
Visa, Inc., Class A	BNP Paribas SA	(720,661)	01/28/28	(0.15)%	1D OBFR01	Monthly	8,773
Visa, Inc., Class A	UBS AG	(1,632,032)	01/14/31	0.00%	1D OBFR01	Monthly	30,284
Vishay Intertechnology, Inc.	SG Americas Securities LLC	(2,624,127)	12/08/27	(0.15)%	1D OBFR01	Monthly	(664,191)
Vision, Inc.	Citibank N.A.	(161,282)	02/26/26	(0.25)%	1D P TONA	Monthly	(6,419)
Vision, Inc.	Morgan Stanley & Co. International PLC	(108,865)	01/06/27	(0.25)%	1D P TONA	Monthly	(4,333)
Visional, Inc.	Bank of America N.A.	(3,793,099)	02/15/28	(0.25)%	1D P TONA	Monthly	492,014
Visional, Inc.	Barclays Bank PLC	(16,568,629)	05/12/27	(0.20)%	1D P TONA	Monthly	1,005,583
Visional, Inc.	Citibank N.A.	(1,453,167)	02/26/26	(0.15)%	1D P TONA	Monthly	80,930
Vistance Networks, Inc.	SG Americas Securities LLC	(4,412,071)	12/08/27	(0.15)%	1D OBFR01	Monthly	(54,593)
Vistry Group PLC	UBS AG	(2,414,620)	04/24/28	0.00%	1D SONIA	Monthly	(99,875)
Vitec Software Group AB, Class B	Barclays Bank PLC	(575,966)	01/18/27	(0.26)%	1D STIBOR	Monthly	40,816
Vitec Software Group AB, Class B	BNP Paribas SA	(1,563,849)	11/17/27	(0.25)%	1D STIBOR	Monthly	205,672
Vitec Software Group AB, Class B	Goldman Sachs Bank USA	(243,333)	08/19/26	(0.26)%	1D STIBOR	Monthly	32,002
Vitec Software Group AB, Class B	Morgan Stanley & Co. International PLC	(198,194)	01/04/27	(0.26)%	1D STIBOR	Monthly	14,045
Vitesse Energy, Inc.	Barclays Bank PLC	(2,206,176)	12/23/26	(1.75)%	1D OBFR01	Monthly	(149,476)
Vivendi SE	Barclays Bank PLC	(2,741,877)	12/10/26	0.00%	1D ESTR	Monthly	49,539
Vodafone Group PLC	Barclays Bank PLC	(612,516)	02/26/27	(0.25)%	1D SONIA	Monthly	(3,002)
Volkswagen AG	Goldman Sachs Bank USA	(2,420,099)	08/19/26	(0.12)%	1D ESTR	Monthly	12,073
Volkswagen AG	SG Americas Securities LLC	(42,756,881)	12/08/27	(0.12)%	1D ESTR	Monthly	(284,323)
Volkswagen AG	SG Americas Securities LLC	(20,466,116)	12/08/27	(0.10)%	1D ESTR	Monthly	(107,943)
Volkswagen AG	UBS AG	(19,101,117)	04/18/28	0.00%	1D ESTR	Monthly	95,289
Volvo AB, Class B	BNP Paribas SA	(21,566,161)	08/17/26	(0.25)%	1D STIBOR	Monthly	(736,352)
Volvo AB, Class B	BNP Paribas SA	(11,355,840)	11/16/27	(0.25)%	1D STIBOR	Monthly	(261,480)
Volvo AB, Class B	JPMorgan Chase Bank N.A.	(28,008,686)	02/10/26	0.00%	TN STIBOR	Monthly	(698,475)
Vontier Corp.	Morgan Stanley & Co. International PLC	(4,301,784)	01/06/27	(0.15)%	1D FEDL01	Monthly	6,872
Vontobel Holding AG, Class N, Registered Shares	BNP Paribas SA	(2,376,528)	03/17/27	(0.26)%	SSARON	Monthly	37,700
Vornado Realty Trust	Bank of America N.A.	(135,437)	02/15/28	(0.15)%	1D OBFR01	Monthly	7,120
Vornado Realty Trust	BNP Paribas SA	(17,325)	01/28/28	(0.15)%	1D OBFR01	Monthly	906
Vossloh AG	Bank of America N.A.	(1,893,794)	02/15/28	(0.26)%	1D ESTR	Monthly	96,569
Vossloh AG	Barclays Bank PLC	(1,426,218)	12/10/26	(0.26)%	1D ESTR	Monthly	28,376
Vossloh AG	BNP Paribas SA	(2,048,534)	03/24/27	(0.26)%	1D ESTR	Monthly	104,460
Vossloh AG	Morgan Stanley & Co. International PLC	(1,085,926)	01/04/27	(0.26)%	1D ESTR	Monthly	21,606
Vossloh AG	SG Americas Securities LLC	(2,892,684)	12/08/27	(0.26)%	1D ESTR	Monthly	(34,819)
Voya Financial, Inc.	Bank of America N.A.	(319,401)	02/15/28	(0.15)%	1D OBFR01	Monthly	(8,780)
Voya Financial, Inc.	Barclays Bank PLC	(108,516)	02/16/27	(0.15)%	1D OBFR01	Monthly	42
VSE Corp.	Bank of America N.A.	(5,127,531)	02/15/28	(0.15)%	1D OBFR01	Monthly	(175,414)
VSE Corp.	Goldman Sachs Bank USA	(4,272,661)	08/19/26	(0.15)%	1D FEDL01	Monthly	(146,169)
VSE Corp.	SG Americas Securities LLC	(11,334,181)	12/08/27	(0.14)%	1D OBFR01	Monthly	(1,045,842)
W R Berkley Corp.	Barclays Bank PLC	(437,121)	02/16/27	(0.15)%	1D OBFR01	Monthly	(11,118)
W R Berkley Corp.	BNP Paribas SA	(12,415,966)	04/16/26	(0.15)%	1D OBFR01	Monthly	23,491
W R Berkley Corp.	BNP Paribas SA	(870,913)	01/28/28	(0.15)%	1D OBFR01	Monthly	(13,084)
W R Berkley Corp.	UBS AG	(618,352)	01/14/31	0.00%	1D OBFR01	Monthly	(6,480)
W.W.Grainger, Inc.	Morgan Stanley & Co. International PLC	(25,843,185)	01/06/27	(0.15)%	1D FEDL01	Monthly	(337,800)
Wacoal Holdings Corp.	Bank of America N.A.	(1,633,344)	02/15/28	0.00%	1D P TONA	Monthly	74,119
Wacoal Holdings Corp.	Barclays Bank PLC	(7,840,954)	05/12/27	(0.20)%	1D P TONA	Monthly	84,303
WaFd, Inc.	UBS AG	(14,774,570)	04/21/28	0.00%	1D OBFR01	Monthly	463,524
Wallenstam AB, Class B	Bank of America N.A.	(5,108,184)	02/15/28	(0.26)%	1D STIBOR	Monthly	266,700
Wallenstam AB, Class B	Barclays Bank PLC	(2,850,289)	01/18/27	(0.26)%	1D STIBOR	Monthly	(15,926)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Walmart, Inc.	BNP Paribas SA	$ (9,677,866)	01/28/28	(0.15)%	1D OBFR01	Monthly	$ 17,757
Walt Disney Co.	Morgan Stanley & Co. International PLC	(4,484,753)	01/06/27	(0.15)%	1D FEDL01	Monthly	(68,870)
Walt Disney Co.	UBS AG	(3,088,031)	01/22/31	0.00%	1D OBFR01	Monthly	(17,804)
Warby Parker, Inc., Class A	SG Americas Securities LLC	(825,400)	12/08/27	(0.03)%	1D OBFR01	Monthly	40,329
Warrior Met Coal, Inc.	SG Americas Securities LLC	(12,187,120)	12/08/27	(0.15)%	1D OBFR01	Monthly	804,317
Washington H Soul Pattinson & Co. Ltd. Old	BNP Paribas SA	(144,919)	03/22/27	0.00%	1D AONIA	Monthly	503
Washington Trust Bancorp, Inc.	Bank of America N.A.	(530,053)	02/15/28	(0.15)%	1D OBFR01	Monthly	(65,304)
Washington Trust Bancorp, Inc.	SG Americas Securities LLC	(2,562,653)	12/08/27	(0.15)%	1D OBFR01	Monthly	(344,224)
Waste Connections, Inc.	Morgan Stanley & Co. International PLC	(2,956,016)	01/06/27	(0.15)%	1D FEDL01	Monthly	44,301
Waters Corp.	BNP Paribas SA	(1,368,695)	01/28/28	0.00%	1D OBFR01	Monthly	(4)
Waters Corp.	Morgan Stanley & Co. International PLC	(6,685,012)	01/06/27	(0.15)%	1D FEDL01	Monthly	495,841
Watsco, Inc.	Barclays Bank PLC	(884,662)	02/16/27	(0.15)%	1D OBFR01	Monthly	3,943
Watsco, Inc.	BNP Paribas SA	(1,927,229)	04/16/26	(0.15)%	1D OBFR01	Monthly	(3,862)
Watsco, Inc.	BNP Paribas SA	(1,802,654)	01/24/28	(0.15)%	1D OBFR01	Monthly	7,980
Watts Water Technologies, Inc., Class A	Bank of America N.A.	(2,078)	02/15/28	(0.15)%	1D OBFR01	Monthly	(18)
Watts Water Technologies, Inc., Class A	Bank of America N.A.	(2,638,420)	02/15/28	(0.15)%	1D OBFR01	Monthly	36,518
Watts Water Technologies, Inc., Class A	Morgan Stanley & Co. International PLC	(11,374,412)	01/06/27	(0.15)%	1D FEDL01	Monthly	157,770
Wayfair, Inc.	Barclays Bank PLC	(383,579)	02/16/27	(0.15)%	1D OBFR01	Monthly	23,124
Waystar Holding Corp.	Morgan Stanley & Co. International PLC	(540,991)	01/06/27	(0.15)%	1D FEDL01	Monthly	7,082
Weatherford International PLC	Barclays Bank PLC	(20,498)	02/16/27	(0.15)%	1D OBFR01	Monthly	(1,141)
Weatherford International PLC	UBS AG	(76,372)	01/14/31	0.00%	1D OBFR01	Monthly	(9,053)
Webster Financial Corp.	SG Americas Securities LLC	(5,940,841)	12/08/27	(0.15)%	1D OBFR01	Monthly	(1,807)
Well Health Technologies Corp.	BNP Paribas SA	(118,943)	05/18/26	(0.20)%	CABROVER	Monthly	5,807
Wells Fargo & Co.	BNP Paribas SA	(7,295)	04/16/26	0.20%	1D OBFR01	Monthly	(125)
Welltower, Inc.	SG Americas Securities LLC	(46,595,719)	12/08/27	(0.15)%	1D OBFR01	Monthly	(508,597)
WesBanco, Inc.	BNP Paribas SA	(113,872)	04/16/26	(0.15)%	1D OBFR01	Monthly	(2,338)
WESCO International, Inc.	BNP Paribas SA	(5,105,837)	04/16/26	(0.15)%	1D OBFR01	Monthly	(99,272)
Wesdome Gold Mines Ltd.	BNP Paribas SA	(230,192)	01/17/28	(0.20)%	CABROVER	Monthly	40,138
West Fraser Timber Co. Ltd.	BNP Paribas SA	(424)	04/16/26	(0.20)%	CABROVER	Monthly	14
West Fraser Timber Co. Ltd.	BNP Paribas SA	(1,105,249)	01/24/28	(0.20)%	CABROVER	Monthly	57,647
West Fraser Timber Co. Ltd.	Goldman Sachs Bank USA	(812,708)	08/18/26	(0.15)%	1D CORRA	Monthly	27,690
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. International PLC	(16,898,928)	01/04/27	(0.20)%	CABROVER	Monthly	881,893
West Fraser Timber Co. Ltd.	Morgan Stanley & Co. International PLC	(9,099,772)	01/06/27	(0.20)%	CABROVER	Monthly	474,884
West Fraser Timber Co. Ltd.	SG Americas Securities LLC	(758,706)	12/08/27	(0.20)%	CABROVER	Monthly	(58,342)
West Holdings Corp.	Bank of America N.A.	(461,451)	02/15/28	0.00%	1D P TONA	Monthly	(5,731)
West Holdings Corp.	Barclays Bank PLC	(6,267,526)	05/12/27	(0.20)%	1D P TONA	Monthly	136,533
West Holdings Corp.	Citibank N.A.	(1,188,705)	02/26/26	(0.25)%	1D P TONA	Monthly	25,895
West Holdings Corp.	Morgan Stanley & Co. International PLC	(367,131)	01/06/27	(0.25)%	1D P TONA	Monthly	7,998
West Holdings Corp.	UBS AG	(953,395)	04/03/28	0.00%	1D P TONA	Monthly	(11,840)
Western Alliance Bancorp	Barclays Bank PLC	(13,012,925)	12/23/26	(0.15)%	1D OBFR01	Monthly	247,715
Western Digital Corp.	Barclays Bank PLC	(1,584,989)	02/16/27	(0.15)%	1D OBFR01	Monthly	(49,514)
Western Digital Corp.	Barclays Bank PLC	(10,265,787)	02/23/27	(0.15)%	1D OBFR01	Monthly	(408,275)
Western Digital Corp.	BNP Paribas SA	(125,264)	01/28/28	(0.15)%	1D OBFR01	Monthly	(15,865)
Westinghouse Air Brake Technologies Corp.	Bank of America N.A.	(661,386)	02/15/28	(0.15)%	1D OBFR01	Monthly	654
Westpac Banking Corp.	Barclays Bank PLC	(13,854,398)	05/12/27	(0.25)%	1D AONIA	Monthly	115,505
Westpac Banking Corp.	Barclays Bank PLC	(14,650,422)	09/09/27	(0.25)%	1D AONIA	Monthly	122,142
Westpac Banking Corp.	BNP Paribas SA	(11,942,828)	09/07/26	(0.25)%	1D AONIA	Monthly	(24,183)
Westpac Banking Corp.	BNP Paribas SA	(18,200,037)	03/22/27	(0.25)%	1D AONIA	Monthly	(45,206)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Westshore Terminals Investment Corp.	Bank of America N.A.	$ (295,711)	02/15/28	(0.20)%	CABROVER	Monthly	$ (6,879)
Westshore Terminals Investment Corp.	Goldman Sachs Bank USA	(1,292,959)	08/19/26	(0.20)%	1D CORRA	Monthly	(30,079)
Westshore Terminals Investment Corp.	Morgan Stanley & Co. International PLC	(6,708,938)	01/04/27	(0.20)%	CABROVER	Monthly	(222,040)
Weyerhaeuser Co.	Bank of America N.A.	(501,372)	02/15/28	(0.15)%	1D OBFR01	Monthly	(49)
Weyerhaeuser Co.	Bank of America N.A.	(491,597)	02/15/28	(0.15)%	1D OBFR01	Monthly	5,077
Weyerhaeuser Co.	Barclays Bank PLC	(129,717)	02/16/27	(0.15)%	1D OBFR01	Monthly	4,890
Weyerhaeuser Co.	BNP Paribas SA	(143,792)	01/28/28	(0.15)%	1D OBFR01	Monthly	6,797
Weyerhaeuser Co.	UBS AG	(8,649,218)	04/18/28	0.00%	1D OBFR01	Monthly	329,187
Weyerhaeuser Co.	UBS AG	(414,201)	01/14/31	0.00%	1D OBFR01	Monthly	19,406
WH Group Ltd.	Citibank N.A.	(2,255,100)	02/25/26	(0.05)%	HONIA	Monthly	(112,761)
WH Smith PLC	Bank of America N.A.	(209,898)	02/15/28	(0.25)%	1D SONIA	Monthly	(12,347)
WH Smith PLC	SG Americas Securities LLC	(2,851,017)	12/08/27	0.04%	1D SONIA	Monthly	(178,391)
Wharf Holdings Ltd.	Bank of America N.A.	(85,304)	02/15/28	(0.30)%	HONIA	Monthly	(5,161)
Wharf Holdings Ltd.	Bank of America N.A.	(399,099)	02/15/28	(0.30)%	HONIA	Monthly	(24,147)
Wharf Holdings Ltd.	Bank of America N.A.	(1,296,178)	02/15/28	(0.30)%	HONIA	Monthly	(2,638)
Wharf Holdings Ltd.	BNP Paribas SA	(2,027,928)	01/14/28	(0.30)%	HONIA	Monthly	(33,377)
Wharf Holdings Ltd.	Citibank N.A.	(172,532)	02/25/26	(0.30)%	HONIA	Monthly	(1,935)
Wharf Holdings Ltd.	Goldman Sachs Bank USA	(42,652)	08/19/26	(0.30)%	HONIA	Monthly	(2,581)
Wharf Holdings Ltd.	Goldman Sachs Bank USA	(307,702)	08/19/26	(0.30)%	HONIA	Monthly	(18,617)
Wharf Holdings Ltd.	UBS AG	(1,035,829)	04/18/28	0.00%	HONIA	Monthly	(62,672)
Wharf Holdings Ltd.	UBS AG	(3,470,027)	09/03/29	0.00%	HONIA	Monthly	(209,951)
Wharf Holdings Ltd.	UBS AG	(4,559,236)	01/04/30	0.00%	HONIA	Monthly	(122,317)
Wheaton Precious Metals Corp.	Bank of America N.A.	(670,036)	02/15/28	(0.20)%	CABROVER	Monthly	85,749
Wheaton Precious Metals Corp.	Barclays Bank PLC	(41,786)	02/16/27	(0.20)%	CABROVER	Monthly	3,975
Wheaton Precious Metals Corp.	BNP Paribas SA	(530,614)	01/17/28	(0.20)%	CABROVER	Monthly	30,643
Whirlpool Corp.	UBS AG	(111,644)	04/21/28	0.00%	1D OBFR01	Monthly	6,218
Whitbread PLC	Bank of America N.A.	(182,593)	02/15/28	(0.25)%	1D SONIA	Monthly	3,416
Whitbread PLC	Bank of America N.A.	(2,022,515)	02/15/28	(0.25)%	1D SONIA	Monthly	(1,654)
Whitbread PLC	Barclays Bank PLC	(1,267,338)	02/19/27	(0.25)%	1D SONIA	Monthly	10,603
Whitbread PLC	BNP Paribas SA	(8,370,504)	03/22/27	0.00%	1D SONIA	Monthly	156,615
Whitbread PLC	BNP Paribas SA	(3,421,506)	01/13/28	0.00%	1D SONIA	Monthly	44,630
Whitbread PLC	UBS AG	(1,478,502)	01/03/31	0.00%	1D SONIA	Monthly	27,659
White Mountains Insurance Group Ltd.	SG Americas Securities LLC	(2,636,677)	12/08/27	(0.15)%	1D OBFR01	Monthly	37,571
White Mountains Insurance Group Ltd.	UBS AG	(1,740,260)	04/21/28	0.00%	1D OBFR01	Monthly	14,340
Whitecap Resources, Inc.	Barclays Bank PLC	(498,067)	10/23/26	(0.20)%	CABROVER	Monthly	(21,764)
Whitecap Resources, Inc.	BNP Paribas SA	(224,456)	01/24/28	0.00%	CABROVER	Monthly	(9,815)
Whitecap Resources, Inc.	Morgan Stanley & Co. International PLC	(1,838,122)	01/04/27	(0.20)%	CABROVER	Monthly	(80,321)
Whitecap Resources, Inc.	Morgan Stanley & Co. International PLC	(10,222,613)	01/06/27	(0.20)%	CABROVER	Monthly	(446,702)
Wienerberger AG	Bank of America N.A.	(3,354,608)	02/15/28	(0.26)%	1D ESTR	Monthly	170,598
Willdan Group, Inc.	Barclays Bank PLC	(685,373)	02/16/27	(0.15)%	1D OBFR01	Monthly	28,123
Willdan Group, Inc.	BNP Paribas SA	(588,313)	01/28/28	(0.15)%	1D OBFR01	Monthly	32,024
Williams Cos, Inc.	UBS AG	(18,320,136)	04/18/28	0.00%	1D OBFR01	Monthly	(601,514)
Williams-Sonoma, Inc.	Bank of America N.A.	(113,400)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,889
Williams-Sonoma, Inc.	Barclays Bank PLC	(525,320)	02/23/27	(0.15)%	1D OBFR01	Monthly	1,416
Williams-Sonoma, Inc.	BNP Paribas SA	(18,060)	01/28/28	(0.10)%	1D OBFR01	Monthly	460
Williams-Sonoma, Inc.	UBS AG	(1,748,738)	01/14/31	0.00%	1D OBFR01	Monthly	44,208
Willis Towers Watson PLC	Barclays Bank PLC	(58,333,211)	12/23/26	(0.15)%	1D OBFR01	Monthly	904,475
WillScot Holdings Corp.	SG Americas Securities LLC	(1,094,063)	12/08/27	(0.15)%	1D OBFR01	Monthly	36,839
Wilmar International Ltd.	Bank of America N.A.	(5,580,061)	02/15/28	(0.30)%	SORA	Monthly	(380,004)
Wilmar International Ltd.	Barclays Bank PLC	(5,096,245)	02/22/27	(0.30)%	SORA	Monthly	(262,794)
Wilmar International Ltd.	Barclays Bank PLC	(1,584,658)	09/09/27	(0.30)%	SORA	Monthly	(81,715)
Wilmar International Ltd.	BNP Paribas SA	(1,573,626)	09/07/26	(0.30)%	SORA	Monthly	(107,164)
Wilmar International Ltd.	BNP Paribas SA	(5,968,781)	03/22/27	(0.30)%	SORA	Monthly	(406,476)
Wilmar International Ltd.	Goldman Sachs Bank USA	(3,385,484)	08/19/26	(0.30)%	SORA	Monthly	(230,553)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Wilmar International Ltd.	SG Americas Securities LLC	$ (5,347,323)	12/08/27	(0.30)%	SORA	Monthly	$ (511,547)
Wilmar International Ltd.	SG Americas Securities LLC	(1,811,359)	12/08/27	(0.11)%	SORA	Monthly	(173,282)
Wingstop, Inc.	Morgan Stanley & Co. International PLC	(7,879,075)	01/06/27	(0.15)%	1D FEDL01	Monthly	86,315
Wingstop, Inc.	UBS AG	(384,821)	01/14/31	0.00%	1D OBFR01	Monthly	11,626
Wise PLC, Class A	Barclays Bank PLC	(126,017)	12/10/26	(0.25)%	1D SONIA	Monthly	1,244
Wise PLC, Class A	BNP Paribas SA	(2,437,913)	08/17/26	(0.25)%	1D SONIA	Monthly	(399,022)
WiseTech Global Ltd.	Barclays Bank PLC	(25,824,332)	05/12/27	(0.25)%	1D AONIA	Monthly	1,749,783
WiseTech Global Ltd.	Barclays Bank PLC	(27,589,340)	09/09/27	(0.25)%	1D AONIA	Monthly	1,869,374
WiseTech Global Ltd.	Morgan Stanley & Co. International PLC	(1,420,877)	01/06/27	(0.30)%	1D AONIA	Monthly	96,275
WiseTech Global Ltd.	Morgan Stanley & Co. International PLC	(5,544)	01/07/27	(0.30)%	1D AONIA	Monthly	376
Wolverine World Wide, Inc.	UBS AG	(2,286,360)	04/21/28	0.00%	1D OBFR01	Monthly	78,962
Woodside Energy Group Ltd.	BNP Paribas SA	(343,073)	01/21/28	(0.25)%	1D AONIA	Monthly	(2,006)
Woodward, Inc.	Barclays Bank PLC	(683,383)	02/23/27	(0.15)%	1D OBFR01	Monthly	345
Woolworths Group Ltd.	Barclays Bank PLC	(13,234,513)	01/27/27	(0.25)%	1D AONIA	Monthly	(25,513)
Woolworths Group Ltd.	Barclays Bank PLC	(6,760,318)	05/12/27	(0.25)%	1D AONIA	Monthly	(26,442)
Woolworths Group Ltd.	BNP Paribas SA	(14,866,584)	09/07/26	(0.25)%	1D AONIA	Monthly	(282,192)
Workday, Inc., Class A	UBS AG	(16,486,618)	04/18/28	0.00%	1D OBFR01	Monthly	1,461,998
Workman Co. Ltd.	UBS AG	(134,782)	04/03/28	0.00%	1D P TONA	Monthly	7,246
Workspace Group PLC	Morgan Stanley & Co. International PLC	(120,959)	01/04/27	(0.25)%	1D SONIA	Monthly	1,706
Worthington Steel, Inc.	SG Americas Securities LLC	(2,258,932)	12/08/27	(0.15)%	1D OBFR01	Monthly	(246,633)
Worthington Steel, Inc.	UBS AG	(121,791)	04/21/28	0.00%	1D OBFR01	Monthly	(4,652)
WPP PLC	UBS AG	(10,495,679)	04/18/28	0.00%	1D SONIA	Monthly	617,326
WPP PLC	UBS AG	(17,954,126)	09/03/29	0.00%	1D SONIA	Monthly	1,056,010
Wynn Resorts Ltd.	Morgan Stanley & Co. International PLC	(9,941,414)	01/06/27	(0.15)%	1D FEDL01	Monthly	657,519
Xcel Energy, Inc.	BNP Paribas SA	(6,497,388)	04/16/26	(0.15)%	1D OBFR01	Monthly	(60,353)
Xior Student Housing NV	Barclays Bank PLC	(452,617)	12/10/26	(0.26)%	1D ESTR	Monthly	6,720
Xior Student Housing NV	SG Americas Securities LLC	(66,023)	12/08/27	(0.26)%	1D ESTR	Monthly	2,756
XPEL, Inc.	Bank of America N.A.	(1,057,818)	02/15/28	(0.15)%	1D OBFR01	Monthly	54,352
XPEL, Inc.	Barclays Bank PLC	(3,361,044)	12/23/26	(0.15)%	1D OBFR01	Monthly	167,990
XPEL, Inc.	BNP Paribas SA	(1,860,550)	04/16/26	(0.15)%	1D OBFR01	Monthly	91,542
XPEL, Inc.	Goldman Sachs Bank USA	(934,720)	08/19/26	(0.15)%	1D FEDL01	Monthly	48,027
XPEL, Inc.	UBS AG	(1,740,532)	04/21/28	0.00%	1D OBFR01	Monthly	89,431
XPO, Inc.	Bank of America N.A.	(1,211,983)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,589
XPO, Inc.	BNP Paribas SA	(95,895)	01/28/28	0.00%	1D OBFR01	Monthly	3,919
XPO, Inc.	UBS AG	(402,905)	01/14/31	0.00%	1D OBFR01	Monthly	2,416
Xvivo Perfusion AB	Bank of America N.A.	(56,359)	02/15/28	(0.26)%	1D STIBOR	Monthly	(2,330)
Xvivo Perfusion AB	Barclays Bank PLC	(1,035,367)	01/18/27	(0.26)%	1D STIBOR	Monthly	(5,268)
Xvivo Perfusion AB	SG Americas Securities LLC	(2,043,282)	12/08/27	(0.26)%	1D STIBOR	Monthly	(437,968)
YAMABIKO Corp.	BNP Paribas SA	(130,266)	03/24/27	(0.25)%	1D TONA	Monthly	(887)
Yamada Holdings Co., Ltd.	Barclays Bank PLC	(1,603,346)	05/12/27	(0.15)%	1D P TONA	Monthly	(7,547)
Yamaha Motor Co., Ltd.	Barclays Bank PLC	(13,376,379)	05/12/27	(0.20)%	1D P TONA	Monthly	570,964
Yamaha Motor Co., Ltd.	Barclays Bank PLC	(34,376,304)	09/09/27	(0.20)%	1D P TONA	Monthly	1,512,068
Yamaha Motor Co., Ltd.	Citibank N.A.	(6,305,452)	02/26/26	(0.25)%	1D P TONA	Monthly	279,952
Yamaha Motor Co., Ltd.	JPMorgan Chase Bank N.A.	(252,633)	02/10/26	(0.15)%	1D P TONA	Monthly	7,203
Yamato Kogyo Co., Ltd.	Barclays Bank PLC	(11,378,591)	05/12/27	(0.20)%	1D P TONA	Monthly	543,157
Yamazaki Baking Co. Ltd.	Barclays Bank PLC	(134,256)	05/12/27	0.00%	1D P TONA	Monthly	(1,344)
Yamazaki Baking Co. Ltd.	BNP Paribas SA	(1,523,917)	03/24/27	(0.05)%	1D TONA	Monthly	64,101
Yangzijiang Shipbuilding Holdings Ltd.	Bank of America N.A.	(3,941,766)	02/15/28	0.00%	SORA	Monthly	353,437
Yangzijiang Shipbuilding Holdings Ltd.	Morgan Stanley & Co. International PLC	(4,115,996)	01/07/27	(0.30)%	SORA	Monthly	47,576
Yara International ASA	Barclays Bank PLC	(857,862)	03/01/27	(0.26)%	NOWA	Monthly	13
Yellow Cake PLC	Bank of America N.A.	(938,018)	02/15/28	(0.25)%	1D SONIA	Monthly	(48,819)
Yellow Cake PLC	BNP Paribas SA	(2,720,320)	03/17/27	(0.25)%	1D SONIA	Monthly	(141,580)
Yellow Cake PLC	SG Americas Securities LLC	(2,795,376)	12/08/27	(0.25)%	1D SONIA	Monthly	(338,805)
YETI Holdings, Inc.	SG Americas Securities LLC	(29,470,519)	12/08/27	(0.15)%	1D OBFR01	Monthly	2,061,021
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Yodoko Ltd.	Bank of America N.A.	$ (709,073)	02/15/28	0.00%	1D P TONA	Monthly	$ 19,624
Yodoko Ltd.	Barclays Bank PLC	(4,196,612)	05/12/27	(0.20)%	1D P TONA	Monthly	141,450
Yodoko Ltd.	BNP Paribas SA	(863,746)	03/24/27	(0.25)%	1D TONA	Monthly	23,904
Yodoko Ltd.	JPMorgan Chase Bank N.A.	(243,377)	02/10/26	(0.18)%	1D P TONA	Monthly	(1,237)
Yodoko Ltd.	Morgan Stanley & Co. International PLC	(1,646,392)	01/06/27	(0.25)%	1D P TONA	Monthly	55,493
Yokogawa Electric Corp.	Bank of America N.A.	(3,609,537)	02/15/28	(0.15)%	1D P TONA	Monthly	102,289
Yokogawa Electric Corp.	Barclays Bank PLC	(4,482,123)	05/12/27	(0.20)%	1D P TONA	Monthly	74,726
Yokogawa Electric Corp.	Barclays Bank PLC	(145,788)	09/09/27	(0.20)%	1D P TONA	Monthly	2,431
Yokogawa Electric Corp.	Citibank N.A.	(722,158)	02/26/26	(0.15)%	1D P TONA	Monthly	12,040
Yokogawa Electric Corp.	Citibank N.A.	(420,411)	02/26/26	(0.15)%	1D P TONA	Monthly	7,009
Yokohama Rubber Co. Ltd.	Bank of America N.A.	(1,706,604)	02/15/28	(0.15)%	1D P TONA	Monthly	119,898
Yokohama Rubber Co. Ltd.	Bank of America N.A.	(781,132)	03/15/28	(0.15)%	1D P TONA	Monthly	54,879
Yokohama Rubber Co. Ltd.	Barclays Bank PLC	(656,437)	05/12/27	(0.20)%	1D P TONA	Monthly	17,018
Yokohama Rubber Co. Ltd.	Barclays Bank PLC	(8,375,651)	09/09/27	(0.20)%	1D P TONA	Monthly	217,142
Yokohama Rubber Co. Ltd.	Citibank N.A.	(6,515,746)	02/26/26	(0.16)%	1D P TONA	Monthly	168,923
Yokohama Rubber Co. Ltd.	JPMorgan Chase Bank N.A.	(801,323)	02/10/26	(0.15)%	1D P TONA	Monthly	76
Yokohama Rubber Co. Ltd.	JPMorgan Chase Bank N.A.	(1,464,486)	02/10/26	(0.15)%	1D P TONA	Monthly	139
Yonex Co. Ltd.	Bank of America N.A.	(1,008,723)	02/15/28	0.00%	1D P TONA	Monthly	26,272
Yonex Co. Ltd.	Barclays Bank PLC	(3,272,939)	05/12/27	(0.69)%	1D P TONA	Monthly	85,243
Yonex Co. Ltd.	Morgan Stanley & Co. International PLC	(1,422,170)	01/06/27	(0.25)%	1D P TONA	Monthly	37,040
York Water Co.	Bank of America N.A.	(1,341,725)	02/15/28	(0.15)%	1D OBFR01	Monthly	8,733
York Water Co.	Goldman Sachs Bank USA	(281,115)	08/19/26	(0.15)%	1D FEDL01	Monthly	1,830
York Water Co.	SG Americas Securities LLC	(334,947)	12/08/27	(0.15)%	1D OBFR01	Monthly	(15,662)
York Water Co.	UBS AG	(783,721)	04/21/28	0.00%	1D OBFR01	Monthly	5,101
YouGov PLC	SG Americas Securities LLC	(694,807)	12/08/27	(0.25)%	1D SONIA	Monthly	29,182
YouGov PLC	UBS AG	(349,257)	04/24/28	0.00%	1D SONIA	Monthly	16,002
Ypsomed Holding AG, Registered Shares	Barclays Bank PLC	(3,146,655)	12/10/26	(0.26)%	SSARON	Monthly	264,297
Ypsomed Holding AG, Registered Shares	SG Americas Securities LLC	(3,475,657)	12/08/27	(0.26)%	SSARON	Monthly	379,982
Yum! Brands, Inc.	Bank of America N.A.	(757,027)	02/15/28	(0.15)%	1D OBFR01	Monthly	(102)
Yum! Brands, Inc.	Barclays Bank PLC	(877,885)	02/16/27	(0.15)%	1D OBFR01	Monthly	(11,264)
Yum! Brands, Inc.	BNP Paribas SA	(2,908,749)	01/28/28	(0.15)%	1D OBFR01	Monthly	4,787
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	(33,158,795)	01/06/27	(0.15)%	1D FEDL01	Monthly	(425,473)
Yum! Brands, Inc.	UBS AG	(907,919)	01/14/31	0.00%	1D OBFR01	Monthly	(5,022)
Zalando SE	Bank of America N.A.	(1,412,282)	02/15/28	(0.26)%	1D ESTR	Monthly	(10,390)
Zalando SE	BNP Paribas SA	(2,777,576)	01/13/28	(0.26)%	1D ESTR	Monthly	62,034
Zalando SE	UBS AG	(12,921,542)	04/18/28	0.00%	1D ESTR	Monthly	521,885
Zalando SE	UBS AG	(1,548,668)	01/03/31	0.00%	1D ESTR	Monthly	53,648
Zalando SE	UBS AG	(55,600)	01/20/31	0.00%	1D ESTR	Monthly	1,626
Zebra Technologies Corp.	Bank of America N.A.	(381,999)	02/15/28	(0.15)%	1D OBFR01	Monthly	(78)
Zebra Technologies Corp.	Barclays Bank PLC	(2,251,051)	02/16/27	(0.15)%	1D OBFR01	Monthly	45,763
Zebra Technologies Corp.	BNP Paribas SA	(2,706,627)	01/28/28	(0.10)%	1D OBFR01	Monthly	121,612
Zebra Technologies Corp.	UBS AG	(1,659,035)	01/14/31	0.00%	1D OBFR01	Monthly	61,876
Zensho Holdings Co. Ltd.	Bank of America N.A.	(1,528,184)	02/15/28	0.00%	1D P TONA	Monthly	59,447
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(5,349,927)	01/26/27	(0.19)%	1D P TONA	Monthly	125,346
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(21,156,157)	05/12/27	(0.19)%	1D P TONA	Monthly	496,296
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(39,737,505)	09/09/27	(0.19)%	1D P TONA	Monthly	927,101
Zensho Holdings Co. Ltd.	Citibank N.A.	(843,582)	02/26/26	(0.17)%	1D P TONA	Monthly	19,789
Zensho Holdings Co. Ltd.	Citibank N.A.	(827,772)	02/26/26	(0.18)%	1D P TONA	Monthly	14,818
Zensho Holdings Co. Ltd.	Goldman Sachs Bank USA	(152,254)	08/19/26	(0.25)%	1D P TONA	Monthly	5,923
Zensho Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	(917,165)	02/10/26	(0.21)%	1D P TONA	Monthly	33,755
Zensho Holdings Co. Ltd.	JPMorgan Chase Bank N.A.	(2,188,816)	02/10/26	(0.23)%	1D P TONA	Monthly	80,557
Zensho Holdings Co. Ltd.	SG Americas Securities LLC	(889,031)	12/08/27	(0.25)%	1D P TONA	Monthly	32,720
Zensho Holdings Co. Ltd.	UBS AG	(73,308)	04/18/28	0.00%	1D P TONA	Monthly	2,852
Zensho Holdings Co. Ltd.	UBS AG	(1,043,225)	09/03/29	0.00%	1D P TONA	Monthly	40,582
Zillow Group, Inc., Class C	UBS AG	(1,505,338)	01/22/31	0.00%	1D OBFR01	Monthly	35,605
Zimmer Biomet Holdings, Inc.	Bank of America N.A.	(375,174)	02/15/28	(0.15)%	1D OBFR01	Monthly	(11)

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Zimmer Biomet Holdings, Inc.	Bank of America N.A.	$ (1,293,148)	02/15/28	(0.15)%	1D OBFR01	Monthly	$ (7,852)
Zimmer Biomet Holdings, Inc.	Barclays Bank PLC	(53,049)	02/16/27	(0.15)%	1D OBFR01	Monthly	285
Zimmer Biomet Holdings, Inc.	BNP Paribas SA	(259,744)	01/28/28	(0.15)%	1D OBFR01	Monthly	711
Zimmer Biomet Holdings, Inc.	Morgan Stanley & Co. International PLC	(425,411)	01/06/27	(0.15)%	1D FEDL01	Monthly	1,206
Zimmer Biomet Holdings, Inc.	UBS AG	(1,389,047)	01/14/31	0.00%	1D OBFR01	Monthly	(3,899)
Zoom Communications, Inc., Class A	Bank of America N.A.	(5,564,057)	02/15/28	(0.15)%	1D OBFR01	Monthly	100,685
Zoom Communications, Inc., Class A	Morgan Stanley & Co. International PLC	(4,404,847)	01/06/27	(0.15)%	1D FEDL01	Monthly	(387,668)
Zoom Communications, Inc., Class A	SG Americas Securities LLC	(13,225,816)	12/08/27	(0.15)%	1D OBFR01	Monthly	(995,990)
ZOZO, Inc.	Bank of America N.A.	(4,590,714)	03/15/28	(0.15)%	1D P TONA	Monthly	(99,830)
ZOZO, Inc.	Barclays Bank PLC	(540,434)	01/26/27	(0.20)%	1D P TONA	Monthly	(21,209)
ZOZO, Inc.	Barclays Bank PLC	(3,944,488)	09/09/27	(0.20)%	1D P TONA	Monthly	(154,678)
Zscaler, Inc.	Bank of America N.A.	(3,093,565)	02/15/28	(0.15)%	1D OBFR01	Monthly	147,417
Zscaler, Inc.	Barclays Bank PLC	(753,874)	02/16/27	(0.15)%	1D OBFR01	Monthly	30,038
Zscaler, Inc.	BNP Paribas SA	(1,167,379)	01/28/28	(0.10)%	1D OBFR01	Monthly	35,923
Zscaler, Inc.	Morgan Stanley & Co. International PLC	(2,278,911)	01/06/27	(0.15)%	1D FEDL01	Monthly	90,802
Zscaler, Inc.	UBS AG	(678,188)	01/14/31	0.00%	1D OBFR01	Monthly	55,157
Zurich Insurance Group AG, Class N	Morgan Stanley & Co. International PLC	(432,025)	01/06/27	(0.26)%	SSARON	Monthly	(6,922)
Zurn Elkay Water Solutions Corp., Class C	UBS AG	(3,568,932)	04/18/28	0.00%	1D OBFR01	Monthly	87,581
Total short positions of equity swaps							231,318,939
Total long and short positions of equity swaps							51,254,835
Net dividends and financing fees							(50,202,231)
Total equity swap contracts including dividends and financing fees							$ 1,052,604

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
China	$ 12,983,336	$ 6,873,896	$ 9,577,655	$ 29,434,887
Hong Kong	—	41,567,132	—	41,567,132
Japan	24,707,404	838,253	—	25,545,657
United Arab Emirates	2,298,176	—	—	2,298,176
United States	98,563,808	—	—	98,563,808
Preferred Securities
Preferred Stocks	—	—	1,236,843	1,236,843
U.S. Treasury Obligations	—	270,666,388	—	270,666,388
Short-Term Securities
Money Market Funds	98,720,287	—	—	98,720,287
U.S. Treasury Obligations	—	8,424,914,992	—	8,424,914,992
Options Purchased
Equity Contracts	7,295,707	—	—	7,295,707
	$ 244,568,718	$ 8,744,860,661	$ 10,814,498	$ 9,000,243,877
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,409,513	$ 978,177,117	$ —	$ 981,586,630
Foreign Currency Exchange Contracts	—	39,278,963	—	39,278,963
Interest Rate Contracts	8,388,063	—	—	8,388,063
Liabilities
Equity Contracts	(6,270,145)	(965,303,308)	—	(971,573,453)
Foreign Currency Exchange Contracts	—	(34,219,775)	—	(34,219,775)
Interest Rate Contracts	(5,669,074)	—	—	(5,669,074)
	$ (141,643)	$ 17,932,997	$ —	$ 17,791,354

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
Currency Abbreviation (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D HIBOR	HKD - 1D Overnight Hong Kong Interbank Offer rate
1D NZOCO	NZD - 1D New Zealand Official Overnight Deposit Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Global Equity Market Neutral Fund

Portfolio Abbreviation (continued)
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate
1D TONA	JPY - 1D Overnight Tokyo Average Rate
1M BBR	NZD - 1M New Zealand Bank Bill Rate
1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
BAM	Build America Mutual Assurance Co.
BBR	Bank Bill Rate
CABROVER	Bank of Canada Overnight Rate Target
CDI	CREST Depository Interest
CIBOR	Copenhagen Interbank Offered Rate
CME	Chicago Mercantile Exchange
CORRA	Overnight Bank of Canada Repo Rate
CVA	Certificaten Van Aandelen (Dutch Certificate)
DESTR	DKK - Denmark Short-Term Rate
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HIBOR	Hong Kong Interbank Offered Rate
HONIA	HKD - Overnight Index Average
MSCI	Morgan Stanley Capital International
NOWA	NOK - Norwegian Overnight Weighted Average
PILOT	Payment in Lieu of Taxes
PJSC	Public Joint Stock Company
PR	Prerefunded
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depository Receipt
SSARON	Swiss Average Overnight Rate
ST	Special Tax
STIBOR	Stockholm Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate
Schedule of Investments